AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2005.
                                                            File Nos. 333-58314
                                                                      811-03859

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___              [ ]


                        Post-Effective Amendment No. 8                [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                               Amendment No. 9                        [X]

                        (Check Appropriate Box Or Boxes)

                            ------------------------

                           VARIABLE SEPARATE ACCOUNT

                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
   (Address and Telephone Number of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 2, 2005 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered:

                           VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                      Caption
-----------------------                                      -------
1.  Cover Page .........................................     Cover Page

2.  Definitions ........................................     Glossary

3.  Synopsis ...........................................     Highlights; Fee Tables;
                                                             Portfolio Expenses; Examples

4.  Condensed Financial Information ....................     Appendix - Condensed Financial
                                                             Information

5.  General Description of Registrant,                       The Variable Annuity; Other
    Depositor and Portfolio Companies ..................     Information

6.  Deductions                                               Expenses

7.  General Description of Variable Annuity Contracts ..     The Variable Annuity; Purchasing
                                                             the Variable Annuity Contract;
                                                             Investment Options

8.  Annuity Period .....................................     Income Options

9.  Death Benefit ......................................     Death Benefits

10. Purchases and Contract Value .......................     Purchasing the Variable Annuity
                                                             Contract

11. Redemptions ........................................     Access To Your Money

12. Taxes ..............................................     Taxes

13. Legal Proceedings ..................................     Legal Proceedings

14. Table of Contents of                                     Table of Contents of
    Statement of Additional Information ................     Statement of Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                    Caption
-----------------------                                    -------
15.   Cover Page .....................................     Cover Page

16.   Table of Contents ..............................     Table of Contents

17.   General Information and History ................     The Variable Annuity (P); Separate
                                                           Account; General Account (P);
                                                           Investment Options (P);
                                                           Other Information (P)

18.   Services .......................................     Other Information (P)

19.   Purchase of Securities Being Offered ...........     Purchasing the Variable Annuity (P)

20.   Underwriters ...................................     Distribution of Contracts

21.   Calculation of Performance Data ................     Performance Data

22.   Annuity Payments ...............................     Income Options (P); Income Payments;
                                                           Annuity Unit Values

23.   Financial Statements ...........................     Depositor: Other Information (P);
                                                           Financial Statements; Registrant:
                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                        [WM DIVERSIFIED STRATEGIES LOGO]
                                   PROSPECTUS
                                  May 2, 2005

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACT
                                   issued by
                           VARIABLE SEPARATE ACCOUNT
                                      and
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

The annuity contract has several investment choices - available fixed investment options which offer interest rates guaranteed by AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") for different periods of time and variable investment portfolios. The variable portfolios are part of Anchor Series Trust ("AST"), the SunAmerica Series Trust ("SAST") or the WM Variable Trust ("WMVT").

                     STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FLEXIBLE INCOME PORTFOLIO                           WM ADVISORS, INC.                               WMVT
CONSERVATIVE BALANCED PORTFOLIO                     WM ADVISORS, INC.                               WMVT
BALANCED PORTFOLIO                                  WM ADVISORS, INC.                               WMVT
CONSERVATIVE GROWTH PORTFOLIO                       WM ADVISORS, INC.                               WMVT
STRATEGIC GROWTH PORTFOLIO                          WM ADVISORS, INC.                               WMVT

                                  EQUITY FUNDS

DAVIS VENTURE VALUE PORTFOLIO                         DAVIS ADVISORS                                SAST
GLOBAL EQUITIES PORTFOLIO                   ALLIANCE CAPITAL MANAGEMENT, L.P.                       SAST
REIT FUND                                           WM ADVISORS, INC.                               WMVT
EQUITY INCOME FUND                                  WM ADVISORS, INC.                               WMVT
GROWTH & INCOME FUND                                WM ADVISORS, INC.                               WMVT
WEST COAST EQUITY FUND                              WM ADVISORS, INC.                               WMVT
MID CAP STOCK FUND                                  WM ADVISORS, INC.                               WMVT
GROWTH FUND                              SALOMON BROTHERS ASSET MANAGEMENT, INC.                    WMVT
                                            JANUS CAPITAL MANAGEMENT LLC, AND
                                                  OPPENHEIMERFUNDS, INC.
SMALL CAP GROWTH FUND                    DELAWARE MANAGEMENT COMPANY AND OBERWEIS                   WMVT
                                                  ASSET MANAGEMENT, INC.
SMALL CAP VALUE*                                    WM ADVISORS, INC.                               WMVT
INTERNATIONAL GROWTH FUND                     CAPITAL GUARDIAN TRUST COMPANY                        WMVT
MFS MID-CAP GROWTH PORTFOLIO             MASSACHUSETTS FINANCIAL SERVICES COMPANY                   SAST
CAPITAL APPRECIATION PORTFOLIO              WELLINGTON MANAGEMENT COMPANY, LLP                      AST
ALLIANCE GROWTH PORTFOLIO                   ALLIANCE CAPITAL MANAGEMENT, L.P.                       SAST
TECHNOLOGY PORTFOLIO                                    VAN KAMPEN                                  SAST

                               FIXED-INCOME FUNDS

SHORT TERM INCOME FUND                              WM ADVISORS, INC.                               WMVT
U.S. GOVERNMENT SECURITIES FUND                     WM ADVISORS, INC.                               WMVT
INCOME FUND                                         WM ADVISORS, INC.                               WMVT
MONEY MARKET FUND                                   WM ADVISORS, INC.                               WMVT

*Available on or about July 1, 2005.

You can put your money into any one or all of the Variable Portfolios and/or available fixed investment options.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (877) 311-WMVA or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


GLOSSARY........................................     3
HIGHLIGHTS......................................     4
FEE TABLES......................................     5
    Maximum Owner Transaction Expenses..........     5
    Contract Maintenance Fee....................     5
    Separate Account Annual Expenses............     5
    Additional Optional Feature Fee.............     5
         Optional Diversified Strategies Income
           Rewards Fee..........................     5
         Optional Capital Protector Fee.........     5
    Underlying Fund Expenses....................     5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............     6
THE WM DIVERSIFIED STRATEGIES VARIABLE
  ANNUITY.......................................     7
PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE
  ANNUITY.......................................     7
    Allocation of Purchase Payments.............     8
    Accumulation Units..........................     9
    Free Look...................................     9
    Exchange Offers.............................     9
INVESTMENT OPTIONS..............................     9
    Variable Portfolios.........................     9
    Fixed Account Options.......................    11
    Dollar Cost Averaging Program...............    12
    Transfers During the Accumulation Phase.....    12
    Transfer Policies...........................    13
    Asset Allocation Rebalancing Program........    14
    Return Plus Program.........................    15
    Voting Rights...............................    15
    Substitution, Addition or Deletion of
      Variable Portfolios.......................    15
ACCESS TO YOUR MONEY............................    16
    Free Withdrawal Provision...................    16
    Systematic Withdrawal Program...............    17
    Nursing Home Waiver.........................    17
    Minimum Contract Value......................    18
OPTIONAL LIVING BENEFITS........................    18
    Diversified Strategies Income Rewards.......    18
    Capital Protector...........................    23
DEATH BENEFIT...................................    24
    Standard Death Benefit......................    26
    Estate Rewards Death Benefit(s).............    27
    Spousal Continuation........................    29
EXPENSES........................................    29
    Separate Account Expenses...................    29
    Withdrawal Charges..........................    29
    Underlying Fund Expenses....................    30
    Contract Maintenance Charge.................    30
    Transfer Fee................................    30
    Optional Death Benefit Fees.................    31
    Optional Diversified Strategies Income
      Rewards Fee...............................    31
    Optional Capital Protector Fee..............    31
    Premium Tax.................................    31
    Income Taxes................................    31
    Reduction or Elimination of Charges and
      Expenses, and Additional Amounts
      Credited..................................    31
INCOME OPTIONS..................................    32
    Annuity Date................................    32
    Income Options..............................    32
    Allocation of Annuity Payments..............    33
    Transfers During the Income Phase...........    34
    Deferment of Payments.......................    34
TAXES...........................................    34
    Annuity Contracts in General................    34
    Tax Treatment of
      Distributions--Non-Qualified Contracts....    34
    Tax Treatment of Distributions--Qualified
      Contracts (including governmental 457(b)
      eligible deferred compensation plans).....    35
    Minimum Distributions.......................    35
    Tax Treatment of Death Benefits.............    36
    Contracts Owned by a Trust or Corporation...    36
    Gifts, Pledges and/or Assignments of a
      Contract..................................    36
    Diversification and Investor Control........    37
OTHER INFORMATION...............................    37
    The Separate Account........................    37
    The General Account.........................    37
    Registration Statements.....................    38
    Payments in Connection with Distribution of
      the Contract..............................    38
    Administration..............................    39
    Legal Proceedings...........................    39
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...................................  F-56
APPENDIX A--DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION..................................   A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION.....   B-1
APPENDIX C--DIVERSIFIED STRATEGIES INCOME
  REWARDS EXAMPLES..............................   C-1
APPENDIX D--STATE CONTRACT AVAILABILITY AND/OR
  VARIATIONS OF CERTAIN FEATURES AND BENEFITS...   D-1
APPENDIX E--MARKET VALUE ADJUSTMENT.............   E-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT--The person on whose life we base income payments.

ANNUITY DATE--The date on which you select income payments to begin.

ANNUITY UNITS--A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY--The person designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY--Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.

CONTINUING SPOUSE--Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT--An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.

INCOME PHASE--The period during which we make income payments to you.

LATEST ANNUITY DATE--Your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE--The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE--New York Stock Exchange

OWNER--The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS--The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT--A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUSTS--Collectively refers to the Anchor Series Trust, SunAmerica Series Trust and the WM Variable Trust.

UNDERLYING FUNDS--The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S)--The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

HIGHLIGHTS

The WM Diversified Strategies Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY below.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance charge from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY and EXPENSES below.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES below.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract. For an additional fee, these features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. See OPTIONAL LIVING BENEFITS below.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Optional enhanced death benefits are also available. Please see DEATH BENEFITS below.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS below.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life, Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: 1 (877) 311-WMVA
(9682).

See Appendix D for information regarding state contract availability and state specific variations of certain features and benefits.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH
PURCHASE PAYMENT)(1)................................  7%

TRANSFER FEE................  $25 per transfer after the
                              first 15 transfers in any
                              contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(2)                                                  $35

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

      Mortality and Expense Risk Charge..............  1.40%
      Optional Estate Rewards Fee(3).................  0.15%
      Optional Earnings Advantage Fee(3).............  0.25%
                                                       -----
          TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES.....  1.80%
                                                       =====

  ADDITIONAL OPTIONAL FEATURE FEE

    You may elect only one of the following optional features: Capital Protector or Diversified Strategies Income Rewards described below.

  OPTIONAL DIVERSIFIED STRATEGIES INCOME REWARDS FEE(4)
  (calculated as a percentage of your Purchase Payments received in the first 90 days adjusted for withdrawals)

      TIME PERIOD                                      ANNUALIZED FEE
      -----------                                      --------------
         0-7.........................................      0.65%
         8-10........................................      0.45%
         11+.........................................       none

  OPTIONAL CAPITAL PROTECTOR FEE(5)
  (calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract)

                      CONTRACT YEAR                   ANNUALIZED FEE
                      -------------                   --------------
         0-7........................................       0.50%
         8-10.......................................       0.25%
         11+........................................        none

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment) declines over 7 years as follows:

YEARS:......................................................   1    2    3    4    5    6    7   8+
                                                              7%   6%   6%   5%   4%   3%   2%   0%

(2) The contract maintenance fee may be waived if contract value is $50,000 or more.

(3) Estate Rewards, an enhanced death benefit feature, is optional. It offers a choice of one of two optional enhanced death benefits. Earnings Advantage is also an optional enhanced death benefit feature. If elected, the fee for each chosen feature is an annualized charge that is deducted daily from your net asset value. If you do not elect either enhanced death benefit option, your total separate account annual expenses would be 1.40%.

(4) The Diversified Strategies Income Rewards feature is an optional guaranteed minimum withdrawal benefit. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter.

(5) The Capital Protector feature is an optional guaranteed minimum accumulation benefit. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter.

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                            UNDERLYING FUND EXPENSES

           TOTAL ANNUAL UNDERLYING FUND EXPENSES              MINIMUM   MAXIMUM
           -------------------------------------              -------   -------
(expenses that are deducted from Underlying Funds of the
Trusts, including management fees, other expenses and
service (12b-1) fees, if applicable)........................   0.54%     1.68%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.80% (INCLUDING THE OPTIONAL ESTATE REWARDS DEATH BENEFIT (0.15%) AND THE OPTIONAL EARNINGS ADVANTAGE BENEFIT (0.25%)) AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 1.68%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional Diversified Strategies Income Rewards (0.65% for years 0-7, and 0.45% for years 8-10) feature:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,120   $1,871    $2,535     $4,298
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $311     $951     $1,616     $3,392
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you elect the optional Diversified Strategies Income Rewards (0.65% for years 0-7, and 0.45% for years 8-10) feature:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $420    $1,271    $2,135     $4,298
-------------------------------------
-------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.40% AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 0.54%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $902    $1,226    $1,475     $2,321
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $197     $609     $1,047     $2,264
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $202     $626     $1,075     $2,321
-------------------------------------
-------------------------------------

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.
2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.
3. If you elected other optional features, your expenses would be lower than those shown in these Expense Examples. The optional living benefit fees are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

      THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

THE WM DIVERSIFIED STRATEGIES
VARIABLE ANNUITY
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The Fixed Account options, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to the Fixed Account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account options in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

PURCHASING A WM DIVERSIFIED STRATEGIES
VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes.

                                              MINIMUM          MINIMUM SUBSEQUENT
                       MINIMUM INITIAL       SUBSEQUENT        PURCHASE PAYMENT--
                       PURCHASE PAYMENT   PURCHASE PAYMENT   AUTOMATIC PAYMENT PLAN
                       ----------------   ----------------   ----------------------
Qualified                   $2,000              $100                  $100
Non-qualified               $5,000              $100                  $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.

Provided we have received your Purchase Payment and all required paperwork by Market Close, we allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to put your money in the Money Market Variable Portfolio during the free look period. If we place your money in the Money Market Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits also issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds in addition to those listed here that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:

ANCHOR SERIES TRUST--CLASS 2 SHARES

AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

SUNAMERICA SERIES TRUST--CLASS 2 SHARES

AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

WM VARIABLE TRUST--CLASS 1 SHARES

WM Advisors, Inc. is the investment advisor to the WM Variable Trust ("WMVT").

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

Flexible Income Portfolio                 WM Advisors, Inc.                         WMVT
Conservative Balanced Portfolio           WM Advisors, Inc.                         WMVT
Balanced Portfolio                        WM Advisors, Inc.                         WMVT
Conservative Growth Portfolio             WM Advisors, Inc.                         WMVT
Strategic Growth Portfolio                WM Advisors, Inc.                         WMVT

EQUITY FUNDS

Davis Venture Value Portfolio             Davis Advisors                            SAST
Global Equities Portfolio                 Alliance Capital Management, L.P.         SAST
REIT Fund                                 WM Advisors, Inc.                         WMVT
Equity Income Fund                        WM Advisors, Inc.                         WMVT
Growth & Income Fund                      WM Advisors, Inc.                         WMVT
West Coast Equity Fund                    WM Advisors, Inc.                         WMVT
Mid Cap Stock Fund                        WM Advisors, Inc.                         WMVT
Growth Fund                               Salomon Brothers Asset Management, Inc.,  WMVT
                                          Janus Capital Management LLC, and
                                          OppenheimerFunds, Inc.
Small Cap Growth Fund                     Delaware Management Company and           WMVT
                                          Oberweis Asset Management, Inc.
Small Cap Value**                         WM Advisors, Inc.                         WMVT
International Growth Fund                 Capital Guardian Trust Company            WMVT
MFS Mid-Cap Growth Portfolio              Massachusetts Financial Services Company  SAST
Capital Appreciation Portfolio            Wellington Management Company, LLP        AST
Alliance Growth Portfolio                 Alliance Capital Management, L.P.         SAST
Technology Portfolio*                     Van Kampen                                SAST

FIXED-INCOME FUNDS

Short Term Income Fund                    WM Advisors, Inc.                         WMVT
U.S. Government Securities Fund           WM Advisors, Inc.                         WMVT
Income Fund                               WM Advisors, Inc.                         WMVT
Money Market Fund                         WM Advisors, Inc.                         WMVT

 * Morgan Stanley Investment Management, Inc., the sub-adviser for the Technology SAST Portfolio, does business in certain instances using the name Van Kampen.

** Available on or about July 1, 2005.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

Your contract may offer Fixed Account options for varying guarantee periods. A Fixed Account is an account in which you invest money and earn a fixed rate of return. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any available Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - CURRENT RATE: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - RENEWAL RATE: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Account options.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other available Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on certain periodic schedules such as monthly or weekly. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed accounts are not available as target accounts for the DCA program.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

MONTH   ACCUMULATION UNIT   UNITS PURCHASED
-----   -----------------   ---------------
  1          $ 7.50               100
  2          $ 5.00               150
  3          $10.00                75
  4          $ 7.50               100
  5          $ 5.00               150
  6          $ 7.50               100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or available Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. However, as discussed above, our ability to detect and deter Short-Term Trading is limited by operational systems and technological limitations. Therefore, Short-Term Trading may occur and the Variable Portfolios may be negatively impacted. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

ASSET ALLOCATION REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to their original percentages for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a growth Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the growth Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without putting your Purchase Payment at direct risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 7 years. If the 7-year Fixed Account is offering a 5% interest rate, Return Plus will allocate $71,069 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may, in our sole discretion, offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations as we determine appropriate.

In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund for another and/or merge Underlying Funds. This would occur for various reasons, such as a determination that a Underlying Fund is no longer an appropriate investment for the contract due to continuing substandard performance; changes to the portfolio manager, investment objectives, risks and strategies; or changes in federal or state laws. To the extent required by the Investment Company Act of 1940, we may be required to obtain your approval through a proxy vote or SEC approval, prior to a substitution of shares of an Underlying Fund. We will notify you in writing of any proxies or substitutions that affect the Variable Portfolios offered in your contract.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your contract by making a partial withdrawal and/or by receiving income payments during the Income Phase. See INCOME OPTIONS below.


Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period and/or MVA if a withdrawal comes from certain Fixed Accounts. If you made a total withdrawal, we also deduct premium taxes if applicable and a contract maintenance fee. SEE EXPENSES BELOW.


FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. HOWEVER, UPON A FUTURE TOTAL WITHDRAWAL OF YOUR CONTRACT, IF WITHDRAWAL CHARGES ARE STILL APPLICABLE, ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A WITHDRAWAL CHARGE.

Purchase Payments in excess of your free withdrawal amount, that are withdrawn prior to the end of the withdrawal schedule, will result in payment of a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in EXPENSES below. You should consider, before purchasing this contract, the effect this withdrawal charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty free earnings" and the "total invested amount."

The penalty-free earnings amount is your contract value less your total invested amount. The total invested amount is the total of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1)  your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, you can take out the greater of the following amounts each year:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

We calculate withdrawal charges due on a total withdrawal on the day after we receive your request and your contract. We return your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A - (B X C) = D, where:

A = Your contract value at the time of your request for withdrawal ($90,000)

B = The amount of your Purchase Payments still subject to withdrawal charge
    ($100,000)

C = The withdrawal charge percentage applicable to the age of each Purchase
    Payment (assuming 5% is the applicable percentage) [B X C = $5,000]

D = Your full contract value ($85,000) available for total withdrawal

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $500, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $500, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account option, for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic income payments under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge and/or MVA may apply.


The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER


If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or MVA on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

DIVERSIFIED STRATEGIES INCOME REWARDS

What is Diversified Strategies Income Rewards?

Diversified Strategies Income Rewards is an optional living benefit feature. If you elect this feature, for which you will be charged an annualized fee, after a specified waiting period, you are guaranteed to receive withdrawals, over a minimum number of years that in total equal Purchase Payments made in the first 90 days adjusted for withdrawals during that period (the "Benefit"), even if the contract value falls to zero. Diversified Strategies Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance. Diversified Strategies Income Rewards has rules and restrictions that are discussed more fully below.

What options are currently available?

Three options are currently available under this feature. The available options, referred to as the Step-Up Options, provide a guaranteed minimum withdrawal amount over a minimum number of years equal to at least your initial Purchase Payment (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), the Benefit will be reduced and you may not receive a step-up amount depending on the option selected.

Each option and its components are fully described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.

How and when can I elect the feature?

You may only elect the feature at the time of contract issue and must choose one of the options discussed below. You may not change the option after election. You cannot elect the feature if you are age 81 or older on the contract issue date. Generally, once you elect the feature, it cannot be cancelled.

Diversified Strategies Income Rewards cannot be elected if you elect the Capital Protector feature. SEE CAPITAL PROTECTOR BELOW. Diversified Strategies Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit calculated?

In order to determine the Benefit's value, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

The table below is a summary of the three Step-Up Options we are currently offering:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       MINIMUM WITHDRAWAL PERIOD*
                                                                                                           (IF MAXIMUM ANNUAL
                                                                            MAXIMUM ANNUAL WITHDRAWAL   WITHDRAWAL AMOUNT TAKEN
       OPTION         BENEFIT AVAILABILITY DATE       STEP-UP AMOUNT           AMOUNT+ PERCENTAGE              EACH YEAR)
---------------------------------------------------------------------------------------------------------------------------------
         1            3 years following          10%* of Withdrawal         10% of Withdrawal Benefit  11 years
                      contract issue date        Benefit Base               Base
---------------------------------------------------------------------------------------------------------------------------------
         2            5 years following          20%* of Withdrawal         10% of Withdrawal Benefit  12 years
                      contract issue date        Benefit Base               Base
---------------------------------------------------------------------------------------------------------------------------------
         3            10 years following         50%** of Withdrawal        10% of Withdrawal Benefit  15 years
                      contract issue date        Benefit Base               Base
---------------------------------------------------------------------------------------------------------------------------------

* You will not receive a Step-Up Amount if you elect Options 1 or 2 and take a withdrawal prior to the Benefit Availability Date. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

+ For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount for this contract will be the greater of:
    (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount. Required minimum distributions may reduce your Minimum Withdrawal Period.

How are the components for the Step-Up Options calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract up to the 90th day after your contract issue date, adjusted for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

Second, we determine the WITHDRAWAL BENEFIT BASE, On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

Third, we determine a STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

Fourth, we determine a STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Diversified Strategies Income Rewards?

The annualized Diversified Strategies Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

CONTRACT YEAR                                                          ANNUALIZED FEE
-------------                                                 --------------------------------
0-7 years...................................................  0.65% of Withdrawal Benefit Base
8-10 years..................................................  0.45% of Withdrawal Benefit Base
11+.........................................................                none

What is the effect of withdrawals on Diversified Strategies Income Rewards?

The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Diversified Strategies Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.

     Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal that exceeds the Step-Up Amount will reduce the Withdrawal Benefit Base as follows: (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

        a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

     If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

        a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

     CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.

THE DIVERSIFIED STRATEGIES INCOME REWARDS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS ON THE DIVERSIFIED STRATEGIES INCOME REWARDS FEATURE.

What happens if my contract value is reduced to zero?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature. However, the contract and its other features and benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. Lump sum distribution of the actuarial present value as determined by us, of the total remaining guaranteed withdrawals; or

     2. the current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     3. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Diversified Strategies Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Diversified Strategies Income Rewards upon my death?

If the Stepped-Up Benefit Base is greater than zero when the original owner dies, and the contract value equals zero and therefore no death benefit is payable, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change. If the Stepped-Up Benefit Base and the contract value are greater than zero, a non-spousal Beneficiary must make a death claim under the contract provisions which terminates the Benefit. SEE DEATH BENEFITS BELOW.

Can Diversified Strategies Income Rewards be cancelled?

Once you elect the feature, you may not cancel it. The feature automatically terminates upon the occurrence of one of the following:

     1. Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

We reserve the right to terminate the feature if withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.

Important Information

Diversified Strategies Income Rewards is designed to offer protection of your initial investment in the event of a significant market down turn. Diversified Strategies Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract nor does it guarantee any investment gains. Diversified Strategies Income Rewards does not guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature also does not guarantee lifetime income payments. You may never need to rely on Diversified Strategies Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

Withdrawals under the feature are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.

If you need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code ("IRC") from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively impact the value of the Benefit. As noted above, your Stepped-Up Benefit Base will be reduced if you take withdrawals before the Benefit Availability Date. Any withdrawals taken under this feature or under the contract may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.

We reserve the right at the time your contract is issued to limit the maximum Eligible Purchase Payments to $1 million. For prospectively issued contracts, we reserve the right to limit the investment options available under the contract if you elect this Diversified Strategies Income Rewards feature.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DIVERSIFIED STRATEGIES INCOME REWARDS FEATURE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

CAPITAL PROTECTOR

What is Capital Protector?

Capital Protector is an optional living benefit offered on your contract. If you elect this feature, you will be charged an annualized fee. At the end of 10 full contract years ("Waiting Period"), the feature makes a one-time adjustment ("Benefit") so that your contract will be worth at least the amount of your guaranteed Purchase Payment(s) as specified below (less adjustments for withdrawals). Capital Protector offers protection in the event that your contract value declines due to unfavorable investment performance.

How can I elect the feature?

You may only elect this feature at the time your contract is issued, so long as the Waiting Period ends before your Latest Annuity Date. You cannot elect this feature if you are age 81 or older on the contract issue date. Capital Protector is not available if you elect Diversified Strategies Income Rewards. SEE DIVERSIFIED STRATEGIES INCOME REWARDS ABOVE.

Capital Protector may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the Waiting Period. The feature terminates automatically following the end of the Waiting Period. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the Waiting Period.

How is the Benefit calculated?

The Benefit is a one-time adjustment to your contract in the event that your contract value at the end of the Waiting Period ("Benefit Date") is less than the Purchase Payments made, as follows:

                          PERCENTAGE OF PURCHASE PAYMENTS
  TIME ELAPSED SINCE              INCLUDED IN THE
THE CONTRACT ISSUE DATE         BENEFIT CALCULATION
-----------------------   -------------------------------
   0-90 Days                    100%
   91 Days +                     0%

The benefit calculation is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date multiplied by the applicable percentages in the table above, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

What is the fee for Capital Protector?

The annualized charge will be deducted from your contract value on a quarterly basis throughout the Waiting Period, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

CONTRACT YEAR     ANNUALIZED FEE*
-------------     ---------------
  0-7              0.50%
  8-10             0.25%
  11+               none

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

What Happens to Capital Protector upon a Spousal Continuation?

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Waiting Period starts from the original issue date. The corresponding Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

Important Information

Capital Protector may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that Capital Protector would not protect the majority of those payments.

Since Capital Protector may not guarantee a return of all Purchase Payments at the end of the Waiting Period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the end of the Waiting Period your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the Waiting Period. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce the value of the Benefit.

We will allocate any benefit amount contributed to the contract value on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE CAPITAL PROTECTOR (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

DEATH BENEFIT
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are as of the date we receive paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

        1. a certified copy of the death certificate; or

        2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

        3. a written statement by a medical doctor who attended the deceased at the time of death; or

        4. any other proof satisfactory to us.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

The death benefit must be paid within 5 years of the date of death. As an alternative, the Beneficiary may elect to have the death benefit payable under one of the available Income Options. PLEASE SEE INCOME OPTIONS BELOW. A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

This contract provides three death benefit options: The first is the Standard Death Benefit which is automatically included in your contract for no additional fee. We also offer, for an additional fee, an optional enhanced death benefit called "Estate Rewards" which offers you the selection of one of two options. If you choose the Estate Rewards death benefit you may also elect, for an additional fee, the Earnings Advantage feature. Your death benefit elections must be made at the time of contract application and the election cannot be terminated.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. A Beneficiary may elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments under the selected income option must begin or under the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another payout option. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

OTHER BENEFICIARY CONTINUATION OPTIONS

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the 5-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.

DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

For Contracts issued on or after March 14, 2005, the following death benefits are available:

STANDARD DEATH BENEFIT

If your contract is issued prior to your 83rd birthday, the standard death benefit is the greater of:

     1.  Contract value; or

     2.  Net Purchase Payments received prior to your 86th birthday.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.  Contract value; or

     2.  The lesser of:

        a.  Net Purchase Payments received prior to your 86th birthday; or

        b.  125% of contract value.

ESTATE REWARDS DEATH BENEFIT(S)

You may elect one of the optional enhanced death benefits below, for an additional fee, which may provide greater protection for your beneficiaries. You must choose either Option 1 or Option 2 at the time you purchase your contract and you cannot change your election at any time. The annualized fee for the enhanced death benefit is 0.15% of the average daily net asset value of the contract.

OPTION 1 - ACCUMULATION OPTION

IF THE CONTRACT IS ISSUED PRIOR TO YOUR 75TH BIRTHDAY, THE DEATH BENEFIT IS THE GREATEST OF:

     1.  Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of your 75th birthday or on date of death plus Net Purchase Payments received after your 75th birthday but prior to your 86th birthday; or

     3. Contract value on the seventh contract anniversary, adjusted for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received after the seventh contract anniversary but prior to your 86th birthday.

The Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

IF THE CONTRACT IS ISSUED PRIOR TO YOUR 83RD BIRTHDAY, THE DEATH BENEFIT IS THE GREATEST OF:

     1.  Contract value; or

     2.  Net Purchase Payments received prior to your 86th birthday; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary but prior to your 86th birthday; and adjusted for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. However, if you had elected the Standard Death Benefit option and you die on or after your 90th birthday, your beneficiaries would receive the greatest of contract value or Net Purchase Payments received prior to your 86th birthday. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.

If you purchased your contract prior to March 14, 2005, please see the Statement of Additional Information for the death benefits applicable to your contract.

OPTIONAL EARNINGS ADVANTAGE

Earnings Advantage benefit, an optional feature of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. In order to elect Earnings Advantage, you must have also elected one of the optional enhanced death benefits described above. If you elect this feature, we will deduct daily a fee of 0.25% of your average daily net asset value allocated to the Variable Portfolios. Earnings Advantage is not available if you are age 81 or older at the time we issue your contract.

You must elect Earnings Advantage at the time we issue your contract and you may not terminate or change this election. A Continuing Spouse cannot continue the contract with Earnings Advantage if they are age 81 or older on the Continuation Date. See SPOUSAL CONTINUATION section in the prospectus. Furthermore, Earnings Advantage benefit is not payable after the Latest Annuity Date. You may pay for the Earnings Advantage feature and your beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Benefit"), to the death benefit payable. The contract year of your death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage Benefit.

The table below provides the details if we issue your contract prior to your 70th birthday:

------------------------------------------------------------------------------------------------------------------
CONTACT YEAR OF DEATH                     EARNINGS ADVANTAGE                             MAXIMUM
                                              PERCENTAGE                        EARNINGS ADVANTAGE AMOUNT
------------------------------------------------------------------------------------------------------------------
  Years 0 - 4                               25% of Earnings                    40% of Net Purchase Payments
------------------------------------------------------------------------------------------------------------------
  Years 5 - 9                               40% of Earnings                   65% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------
  Years 10+                                 50% of Earnings                   75% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------

The table below provides the details if we issue your contract on or after your 70th birthday but prior to your 81st birthday:

------------------------------------------------------------------------------------------------------------------
CONTACT YEAR OF DEATH                     EARNINGS ADVANTAGE                             MAXIMUM
                                              PERCENTAGE                        EARNINGS ADVANTAGE AMOUNT
------------------------------------------------------------------------------------------------------------------
  All Contract Years                        25% of Earnings                   40% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum Earnings Advantage Benefit.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the Earnings Advantage Percentage and Maximum Earnings Advantage Benefit as indicated in the table above.

What is the Earnings Advantage Percentage?
We determine the Earnings Advantage benefit using the Earnings Advantage Percentage, as indicated on the table above, which is a specified percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of your death. If there are no earnings in your contract at the time of your death, the amount of your Earnings Advantage benefit will be zero.

What is the Maximum Earnings Advantage Benefit?
The Earnings Advantage benefit is subject to a maximum dollar amount. The Maximum Earnings Advantage Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

Earnings Advantage may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Contact your financial representative for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE EARNINGS ADVANTAGE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

EXPENSES
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge is 1.40% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including supporting distribution, depending upon market conditions. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for seven complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The withdrawal charge schedule is as follows:

      YEAR          1    2    3    4    5    6    7    8
-----------------  ---  ---  ---  ---  ---  ---  ---  ---
Withdrawal Charge   7%   6%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

Investment Management Fees

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

12b-1 Fees

Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a 0.15% fee applicable to Class 2 shares of AST and the SAST Portfolios and Class 1 shares of WMVT Portfolios. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, REFER TO THE PROSPECTUSES FOR THE TRUSTS.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from your contract value on your contract anniversary. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we are currently waiving this fee. This waiver is subject to change without notice.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL DEATH BENEFIT FEES

The annualized fee for the optional Estate Rewards feature, an enhanced death benefit, is 0.15%. On a daily basis we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

We charge 0.25% for the Earnings Advantage feature. On a daily basis we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTIONAL DIVERSIFIED STRATEGIES INCOME REWARDS FEE

The annualized Diversified Strategies Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

CONTRACT YEAR                                                          ANNUALIZED FEE
-------------                                                 --------------------------------
0-7 years...................................................  0.65% of Withdrawal Benefit Base
8-10 years..................................................  0.45% of Withdrawal Benefit Base
11+.........................................................                none

OPTIONAL CAPITAL PROTECTOR FEE

The annualized fee for the Capital Protector feature is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since the contract issue date. If you elect the feature, the charge is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is as follows:

                                                              ANNUALIZED
CONTRACT YEAR                                                    FEE
-------------                                                 ----------
0-7.........................................................   0.50%
8-10........................................................   0.25%
11+.........................................................   none

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender. Other pay out options may be available. Contact our Annuity Service Center for more information.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date (latest Annuity
Date). Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this contract offers five Income Options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD
CERTAIN

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your contract.

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OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments direct deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

ALLOCATION OF ANNUITY PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, AIG SunAmerica Life guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the Variable Portfolio(s) in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS

Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolio(s) only, your income payments will be variable and your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable, unless otherwise elected.

INCOME PAYMENTS

Your income payments will vary if you are invested in the Variable Portfolio(s) after the Annuity date depending on four factors:

     - for life options, your age when payments begin, and in most states, if a Non-Qualified Contract, your gender;

     - the value of your contract in the Variable Portfolio(s) on the Annuity Date;

     - the 3.5% assumed investment rate ("AIR") for variable income payments used in the annuity table for the contract; and;

     - the performance of the Variable Portfolio(s) in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolio(s) after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolio(s) also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on the assumed AIR of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is

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equal to the AIR, the income payments will remain constant. If performance of
Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

TAXES
--------------------------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is longer; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan and continued for a period of 5 years until you attain age 59 1/2, whichever is longer; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order (does not apply to IRAs). This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. Generally, we are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

OTHER INFORMATION
--------------------------------------------------------------------------------


THE SEPARATE ACCOUNT


The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any available Fixed Account options goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company benefits from a support agreement from its ultimate parent company, American International Group, Inc. ("AIG") and the Company's insurance policy obligations are guaranteed by American Home Assurance Company, a subsidiary of AIG. These arrangements are taken into consideration by the rating agencies in issuing financial strength and claims-paying ability ratings for the Company. See the Statement of Additional Information for more information regarding these arrangements.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 8.0% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

WM Funds Distributor, 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, distributes the contracts, WM Funds Distributor is registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers., Inc. No underwriting fees are paid in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50%. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (877) 311-WMVA (9682), if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.


AIG has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the company. For example, the recent ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.


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

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                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     AIG SunAmerica Life Assurance Company (the "Company") was incorporated as Anchor National Life Insurance Company under the laws of the State of Arizona on April 12, 1965 while the Company changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, after which time it began doing business under its new name, AIG SunAmerica Life Assurance Company.

     The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement services and asset management.

     The Company has no employees; however, employees of AIGRS and other affiliates of the Company perform various services for the Company. AIGRS had approximately 1,900 employees at December 31, 2004, approximately 1,100 of whom perform services for the Company as well as for certain of its affiliates.

     The Company's primary activities are retirement services, herein discussed as annuity operations and asset management operations. The annuity operations consist of the sale and administration of deposit-type insurance contracts, such as variable and fixed annuity contracts, universal life insurance contracts and guaranteed investment contracts ("GICs"). The asset management operations are conducted by the Company's registered investment advisor subsidiary, AIG SunAmerica Asset Management Corp ("SAAMCo"), and its wholly owned distributor, AIG SunAmerica Capital Services, Inc. ("SACS"), and its wholly owned servicing administrator, AIG SunAmerica Fund Services, Inc. ("SFS"). See Note 13 of Notes to the Consolidated Financial Statements for operating results by segment.

     The Company ranks among the largest U.S. issuers of variable annuity contracts. The Company distributes its products and services through an extensive network of independent broker-dealers, full-service securities firms and financial institutions. In prior years, GICs were marketed directly to banks, municipalities, asset management firms and direct plan sponsors and through intermediaries, such as managers or consultants servicing these groups. In addition to distributing its variable annuity products through its nine affiliated broker-dealers, the Company distributes its products through a vast network of independent broker-dealers, full-service securities firms and financial institutions. In total, more than 84,000 independent sales representatives are appointed to sell the Company's annuity products. The Company's nine affiliated broker-dealers are among the largest networks of registered representatives in the nation. Sales through affiliated broker-dealers accounted for approximately a quarter of the Company's total annuity sales in 2004.

     The Company believes that demographic trends have produced strong consumer demand for long-term, investment-oriented products. According to U.S. Census Bureau projections, the number of individuals between the ages of 45 to 64 grew from 51 million to 69 million from 1994 to 2003, making this age group the fastest-growing segment of the U.S. population. Between 1994 and 2003, annual industry premiums from fixed and variable annuities increased from $155 billion to $267 billion.

     Benefiting from continued strong growth of the retirement savings market, industry sales of tax-deferred savings products have represented, for a number of years, a significantly larger source of new premiums for the U.S. life insurance industry than have traditional life insurance products. Recognizing the growth potential of this market, the Company focuses its life operations on the sale of variable annuity contracts. In recent years, the Company has enhanced its marketing efforts and expanded its offerings of fee-based variable annuity contracts. Variable accounts within the Company's variable annuity business entail no portfolio credit risk and requires significantly less capital support than the fixed accounts of variable annuity contracts ("Fixed Options"), which generate net investment income.

     The following table shows the Company's investment income, net realized investment losses and fee income for the year ended December 31, 2004 by primary product line or service:

                         NET INVESTMENT AND FEE INCOME


                                                               AMOUNT       PERCENT           PRIMARY PRODUCT OR SERVICE
                                                              ---------     --------   -----------------------------------------
                                                              (IN THOUSANDS, EXCEPT
                                                                 FOR PERCENTAGES)
Fee income:
  Variable annuity policy fees, net of reinsurance..........  $369,141       42.2%     Variable annuity contracts
  Asset management fees.....................................    89,569        10.2     Asset management
  Universal life policy fees, net of reinsurance............    33,899         3.9     Universal life products
  Surrender charges.........................................    26,219         3.0     Fixed and variable annuity contracts
  Other fees................................................    15,753         1.8     Asset management
                                                              --------       -----
  Total fee income..........................................   534,581        61.1
Investment income...........................................   363,594        41.6     Fixed annuity contracts and Fixed Options
Net realized investment losses..............................   (23,807)       (2.7)    Fixed annuity contracts and Fixed Options
                                                              --------       -----
Total net investment and fee income.........................  $874,368      100.0%
                                                              ========       =====



ANNUITY OPERATIONS - SEPARATE ACCOUNT


     The annuity operations principally engaged in the business of issuing variable annuity contracts directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuity contracts, universal life insurance contracts and GICs directed to the institutional marketplace.

     The Company's variable annuity products offer investors a broad spectrum of fund alternatives, with a choice of investment managers, as well as Fixed Options. The Company earns fees on the amounts earned in variable account options of its variable annuity products held in separate accounts and net investment income on the Fixed Options held in the general account. Variable annuity contracts offer retirement planning features similar to those offered by fixed annuity contracts, but differ in that the contract holder's rate of return is generally dependent upon the investment performance of the particular equity, fixed-income, money market or asset allocation fund selected by the contract holder. Because the investment risk is generally borne by the customer in all but the Fixed Options, these products require significantly less capital support than fixed annuity contracts.

     At December 31, 2004, variable product liabilities were $26.04 billion, of which $22.61 billion were held in separate accounts and $3.43 billion were the liabilities of the Fixed Options, held in the Company's general account. The Company's variable annuity products incorporate incentives, surrender charges and/or other restrictions to encourage persistency. At December 31, 2004, 71% of the Company's variable annuity liabilities held in separate accounts were subject to surrender penalties or other restrictions. The Company's variable annuity products also generally limit the number of transfers made in a specified period between account options without the assessment of a fee. The average size of a new variable annuity contract sold by the Company in 2004 was approximately $74,000.


ANNUITY OPERATIONS - GENERAL ACCOUNT


     The Company's general account obligations are fixed-rate products, principally Fixed Options, but also including fixed annuity contracts, GICs and universal life insurance contracts ("Fixed-Rate Products") issued in prior years. The Fixed Options provide interest rate guarantees of certain periods ranging up to ten years. Although the Company's annuity contracts remain in force an average of seven to ten years, approximately 77% of the reserves for fixed annuity contracts and Fixed Options, as well as the universal life insurance contracts, reprice annually at discretionary rates determined by the Company subject to a minimum rate guarantee ranging from 1.5% to 4.0%, depending on the contract. In repricing, the Company takes into account yield characteristics of its investment portfolio, surrender assumptions and competitive industry pricing, among other factors.

     In prior years, the Company augmented its retail annuity business with the sale of institutional products. At December 31, 2004, the Company had $211.4 million of fixed-maturity, variable-rate GIC obligations that reprice periodically based upon certain defined indices and $3.9 million of fixed-maturity, fixed-rate GICs.

     The Company designs its Fixed-Rate Products and conducts its investment operations in order to closely match the duration and cash flows of the assets in its investment portfolio to its fixed-rate obligations. The Company seeks to achieve a predictable spread between what it earns on its assets and what it pays on its liabilities by investing principally in fixed-rate securities. The Company's Fixed-Rate Products incorporate incentives, surrender charges and other restrictions in order to encourage persistency. Approximately 77% of the Company's reserves for Fixed-Rate Products had incentives, surrender penalties and/or other restrictions at December 31, 2004.

INVESTMENT OPERATIONS

     The Company believes a portfolio principally composed of fixed-rate investments that generate predictable rates of return should back its liabilities for Fixed-Rate Products. The Company does not have a specific target rate of return. Instead, its rates of return vary over time depending on the current interest rate environment, the slope of the yield curve, the spread at which fixed-rate investments are priced over the yield curve, default rates and general economic conditions. The majority of the Company's invested assets are managed by an affiliate of AIG. Its portfolio strategy is constructed with a view to achieve adequate risk-adjusted returns consistent with its investment objectives of effective asset-liability matching, liquidity and safety.


     For more information concerning the Company's investments, including the risks inherent in such investments, see Item 7, "Management's Discussion and Analysis of Financial Condition and Results of Operations - Capital Resources and Liquidity."


ASSET MANAGEMENT OPERATIONS

     Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, SAAMCo, which in turn has two wholly owned subsidiaries: SACS and SFS. Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. This contribution increased the Company's shareholder's equity by $150,653,000. Assets, liabilities and shareholder's equity at December 31, 2003 were restated to include $190,605,000, $39,952,000 and $150,653,000, respectively, of SAAMCo balances. Similarly, the results of operations and cash flows have been restated for the years ended December 31, 2003 and 2002 for the addition and subtraction to pretax income of $16,345,000 and $4,464,000, respectively, to reflect the SAAMCo activity.

     The asset management operations are conducted by the Company's registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, serving as investment advisor to certain variable investment portfolios offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

REGULATION

     The Company, in common with other insurers, is subject to regulation and supervision by the states and jurisdictions in which it does business. Within the United States, the method of such regulation varies but generally has its source in statutes that delegate regulatory and supervisory powers to an insurance official. The regulation and supervision relate primarily to approval of policy forms and rates, the standards of solvency that must be met and maintained, including risk based capital measurements, the licensing of insurers and their agents, the nature of and limitations on investments, restrictions on the size of risks which may be insured under a single contract, deposits of securities for the benefit of contract holders, methods of accounting, periodic examinations of the affairs of insurance companies, the form and content of reports of financial condition required to be filed, and reserves for unearned premiums, losses and other purposes. In general, such regulation is for the protection of contract holders rather than security holders.

     Risk-based capital ("RBC") standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The standards are intended to help identify inadequately capitalized companies and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only as a result of the insurer's size, but also on the risk profile of the insurer's operations. The RBC Model Law provides four incremental levels of regulatory attention for insurers whose surplus is below the calculated RBC target. These levels of attention range in severity from requiring the insurer to submit a plan for corrective action to actually placing the insurer under regulatory control. The statutory capital and surplus of the Company exceeded its RBC requirements as of December 31, 2004.

     The federal government does not directly regulate the business of insurance, however, the Company, its subsidiaries and its products are governed by federal agencies, including the Securities and Exchange Commission ("SEC"), the Internal Revenue Service and the self-regulatory organization, National Association of Securities Dealers, Inc. ("NASD"). Federal legislation and administrative policies in several areas, including financial services regulation, pension regulation and federal taxation, can significantly and adversely affect the insurance industry. The federal government has from time to time considered legislation relating to the deferral of taxation on the accretion of value within certain annuities and life insurance products, changes in the

Employee Retirement Income Security Act regulations, the alteration of the federal income tax structure and the availability of Section 401(k) and individual retirement accounts. Although the ultimate effect of any such changes, if implemented, is uncertain, both the persistency of our existing products and our ability to sell products may be materially impacted in the future.

     Recently there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and life insurers issuing variable annuity products. These inquiries have focused on a number of issues including, among other items, after-hours trading, short-term trading (sometimes referred to as market timing), suitability, revenue sharing arrangements and greater transparency regarding compensation arrangements. There are several rule proposals pending at the SEC, the NASD and on a federal level, which, if passed, could have an impact on the business of the Company and/or its subsidiaries.

COMPETITION

     The businesses conducted by the Company are highly competitive. The Company competes with other life insurers, and also competes for customers' funds with a variety of investment products offered by financial services companies other than life insurance companies, such as banks, investment advisors, mutual fund companies and other financial institutions. In 2003, net annuity premiums written among the top 100 companies ranged from approximately $79 million to approximately $20 billion annually. The Company together with its affiliates ranked third largest of this group. The Company believes the primary competitive factors among life insurance companies for investment-oriented insurance products, such as annuities include product flexibility, net return after fees, innovation in product design, the insurer financial strength rating and the name recognition of the issuing company, the availability of distribution channels and service rendered to the customer before and after a contract is issued. Other factors affecting the annuity business include the benefits (including before-tax and after-tax investment returns) and guarantees provided to the customer and the commissions paid.

AVAILABLE INFORMATION

     AIG SunAmerica Life Assurance Company (the "Company") files annual, quarterly, and current reports and other information with the Securities and Exchange Commission (the "SEC"). The SEC maintains a website that contains annual, quarterly, and current reports and other information that issuers (including the Company) file electronically with the SEC. The SEC's website is http://www.sec.gov. Additionally, any materials the Company files with the SEC may be read and copied at the SEC's Public Reference Room at 450 Fifth Street, NW, Washington, DC 20549. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The Company does not maintain a website.

     The Company makes available free of charge, Annual Reports on Form 10-K, Quarterly Reports of Form 10-Q and Current Reports of Form 8-K and amendments to those reports filed or furnished pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934 as soon as reasonably practicable after such materials are electronically filed with, or furnished to the SEC.


SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION



     Indemnification for liabilities arising under the 1933 Act is provided to the Company's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Securities Act and unenforceable. If a claim for indemnification against such liabilities (other than for payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of the Company in connection with the securities registered under this prospectus, the Company will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. The Company will be governed by final judgment of the issue. However, if in the opinion of the Company's counsel this issue has been determined by controlling precedent, the Company will not submit the issue to a court for determination.


DESCRIPTION OF PROPERTY

     The Company's executive offices and its principal office are in leased premises at 1 SunAmerica Center, Los Angeles, California 90067. The Company, through an affiliate, also leases office space in Woodland Hills, California and Jersey City, New Jersey.

     The Company believes that such properties, including the equipment located therein, are suitable and adequate to meet the requirements of its businesses.

SELECTED FINANCIAL DATA

     The following selected financial data of the Company should be read in conjunction with the consolidated financial statements and notes thereto and Management's Discussion and Analysis of Financial Condition and Results of Operations, both of which are included elsewhere herein.

     The following selected financial date of the Company for years prior to December 31, 2004 have been restated as if the contribution of SAAMCo and its related subsidiaries were effective as of the earliest period reported below. The following amounts include only the subsidiaries of SAAMCo as of December 31, 2004.


                                                                            YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                                2004       2003       2002       2001       2000
                                                              --------   --------   --------   --------   --------
                                                                                 (IN THOUSANDS)
Results of Operations
Revenues:
Fee income, net of reinsurance..............................  $534,581   $427,091   $444,002   $481,945   $549,970
Investment income...........................................   363,594    402,923    387,355    370,198    398,168
Net realized investment losses..............................   (23,807)   (30,354)   (65,811)   (59,784)   (15,177)
                                                              --------   --------   --------   --------   --------
  Total revenues............................................   874,368    799,660    765,546    792,359    932,961
Benefits and Expenses:
Interest expense............................................   222,749    240,213    238,129    244,614    264,493
Amortization of bonus interest..............................    10,357     19,776     16,277     11,938      3,824
General and administrative expenses.........................   131,612    119,093    115,210     99,232    138,955
Amortization of deferred acquisition costs and other
  deferred expenses.........................................   157,650    160,106    222,484    208,378    154,183
Annual commissions..........................................    64,323     55,661     58,389     58,278     56,473
Claims on universal life contracts, net of reinsurance
  recoveries................................................    17,420     17,766     15,716     17,566     19,914
Guaranteed minimum death benefits, net of reinsurance
  recoveries................................................    58,756     63,268     67,492     17,839        614
                                                              --------   --------   --------   --------   --------
  Total benefits & expenses.................................   662,867    675,883    733,697    657,845    638,456
                                                              --------   --------   --------   --------   --------
Pretax income before cumulative effect of accounting
  change....................................................   211,501    123,777     31,849    134,514    294,505
Income tax expense..........................................     6,410     30,247        160     21,824     94,400
                                                              --------   --------   --------   --------   --------
Net income before cumulative effect of accounting change....   205,091     93,530     31,689    112,690    200,105
                                                              --------   --------   --------   --------   --------
Cumulative effect of accounting change, net of tax..........   (62,589)        --         --    (10,342)        --
                                                              --------   --------   --------   --------   --------
Net Income..................................................  $142,502   $ 93,530   $ 31,689   $102,348   $200,105
                                                              ========   ========   ========   ========   ========



     In 2004, the Company adopted AICPA Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), which was recorded as a cumulative effect of accounting change. (See Note 2 of Notes to Consolidated Financial Statements).

     In 2001, the Company adopted EITF 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" and Statement of Financial Accounting Standard 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133), which were recorded as a cumulative effect of accounting change.


                                                                                   DECEMBER 31,
                                                        -------------------------------------------------------------------
                                                           2004          2003          2002          2001          2000
                                                        -----------   -----------   -----------   -----------   -----------
                                                                                  (IN THOUSANDS)
Financial Position
Investments and cash..................................  $ 7,125,986   $ 7,124,633   $ 7,248,324   $ 6,294,148   $ 5,249,827
Variable annuity assets held in separate accounts.....   22,612,451    19,178,796    14,758,642    18,526,413    20,393,820
Deferred acquisition costs and other deferred
  expenses............................................    1,606,870     1,505,328     1,436,802     1,419,498     1,286,456
Other assets..........................................      150,708       162,970       309,221       258,446       177,468
                                                        -----------   -----------   -----------   -----------   -----------
Total Assets..........................................  $31,496,015   $27,971,727   $23,752,989   $26,498,505   $27,107,571
                                                        ===========   ===========   ===========   ===========   ===========
Reserves for fixed annuity and fixed accounts of
  variable annuity contracts..........................  $ 3,948,158   $ 4,274,329   $ 4,285,098   $ 3,498,917   $ 2,778,229
Reserves for universal life insurance contracts.......    1,535,905     1,609,233     1,676,073     1,738,493     1,832,667
Reserves for guaranteed investment contracts..........      215,331       218,032       359,561       483,861       610,672
Variable annuity liabilities related to separate
  accounts............................................   22,612,451    19,178,796    14,758,642    18,526,413    20,393,820
Other payables and accrued liabilities................    1,172,594       794,031       831,138       839,032       268,201
Subordinated notes payable to affiliates..............           --        40,960        40,960        47,960        55,119
Deferred income taxes.................................      257,532       242,556       341,935       211,242        81,989
Shareholder's equity..................................    1,754,044     1,613,790     1,459,582     1,152,587     1,086,874
                                                        -----------   -----------   -----------   -----------   -----------
Total Liabilities and Shareholder's Equity............  $31,496,015   $27,971,727   $23,752,989   $26,498,505   $27,107,571
                                                        ===========   ===========   ===========   ===========   ===========


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

     Management's discussion and analysis of financial condition and results of operations of AIG SunAmerica Life Assurance Company (the "Company") for the years ended December 31, 2004 ("2004"), 2003 ("2003") and 2002 ("2002") follows.
Certain prior period amounts have been reclassified to conform to the current period's presentation.

     In connection with the "safe harbor" provisions of the Private Securities Litigation Reform Act of 1995, the Company cautions readers regarding certain forward-looking statements contained in this report and in any other statements made by, or on behalf of, the Company, whether or not in future filings with the Securities and Exchange Commission (the "SEC"). Forward-looking statements are statements not based on historical information and which relate to future operations, strategies, financial results, or other developments. Statements using verbs such as "expect," "anticipate," "believe" or words of similar import generally involve forward-looking statements. Without limiting the foregoing, forward-looking statements include statements which represent the Company's beliefs concerning future levels of sales and redemptions of the Company's products, investment spreads and yields, or the earnings and profitability of the Company's activities.

     Forward-looking statements are necessarily based on estimates and assumptions that are inherently subject to significant business, economic and competitive uncertainties and contingencies, many of which are beyond the Company's control and many of which are subject to change. These uncertainties and contingencies could cause actual results to differ materially from those expressed in any forward-looking statements made by, or on behalf of, the Company. Whether or not actual results differ materially from forward-looking statements may depend on numerous foreseeable and unforeseeable developments. Some may be national in scope, such as general economic conditions, changes in tax law and changes in interest rates. Some may be related to the insurance industry generally, such as pricing, competition, regulatory developments and industry consolidation. Others may relate to the Company specifically, such as credit, volatility and other risks associated with the Company's investment portfolio. Investors are also directed to consider other risks and uncertainties discussed in documents filed by the Company with the SEC. The Company disclaims any obligation to update forward-looking information.

CRITICAL ACCOUNTING POLICIES

     The Company considers its most critical accounting policies those policies with respect to valuation of certain financial instruments, amortization of deferred acquisition costs ("DAC") and other deferred expenses and the reserve for guaranteed benefits. In the implementation of each of the aforementioned policies, management is required to exercise its judgment on both a quantitative and qualitative basis. Further explanation of how management exercises that judgment follows.

     Valuation of Certain Financial Instruments: Gross unrealized losses on debt and equity securities available for sale amounted to $27.1 million at December 31, 2004. In determining if and when a decline in fair value below amortized cost is other than temporary, the Company evaluates at each reporting period the market conditions, offering prices, trends of earnings, price multiples, and other key measures for investments in debt and equity securities. In particular, for debt securities, the Company assesses the probability that all amounts due are collectible according to the contractual terms of the obligation. When such a decline in value is deemed to be other than temporary, the Company recognizes an impairment loss in the current period operating results to the extent of the decline (See also discussion within "Capital Resources and Liquidity" herein).


     Securities in the Company's portfolio with a carrying value of approximately $813.0 million at December 31, 2004 do not have readily determinable market prices. For these securities, the Company estimates the fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities. All such securities are classified as available for sale. The Company's ability to liquidate its positions in these securities will be impacted to a significant degree by the lack of an actively traded market, and the Company may not be able to dispose of these investments in a timely manner. Although the Company believes its estimates reasonably reflect the fair value of those securities, the key assumptions about the risk-free interest rates, risk premiums, performance of underlying collateral, if any, and other factors may not reflect those of an active market.

     Amortization of Deferred Acquisition Costs and Other Deferred Expenses:
Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. Such costs are deferred and amortized over the estimated lives of the annuity contracts. Approximately 81% of the amortization of DAC and other deferred expenses was attributed to policy acquisition costs deferred by the annuity operations and 19% was attributed to the distribution costs deferred by the asset management operations. For the annuity operations, the Company amortizes DAC and other deferred expenses based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed annuity contracts, Fixed Options and universal life insurance contracts) supporting these obligations, costs of providing contract guarantees and the level of expenses necessary to administer the policies. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when current or estimates of future gross profits to be realized from its annuity contracts are revised as more fully described below. Substantially all of the DAC balance attributed to annuity operations at December 31, 2004 related to variable annuity contracts.

     DAC amortization on annuities is impacted by surrender rates, claims costs, and the actual and assumed future growth rate of the assets supporting the Company's obligations under annuity policies. With respect to Fixed Options, the growth rate depends on the yield on the general account assets supporting those annuity contracts. With respect to the variable options of the variable annuity contracts, the growth rate depends on the performance of the investment options available under the annuity contract and the allocation of assets among these various investment options.

     The assumption the Company uses for the long-term annual net growth rate of the separate account assets in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows it to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance was 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would be approximately 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate assumption (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

     For the asset management operations, the Company defers distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or a contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). These costs are amortized on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. The carrying value of the deferred asset is subject to continuous review based on projected Distribution Fee Revenue. Amortization of deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

     Reserve for Guaranteed Benefits: Pursuant to the adoption of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") which was adopted on January 1, 2004, the Company is required to recognize a liability for guaranteed minimum death benefits and other guaranteed benefits. In calculating the projected liability, five thousand stochastically generated investment performance scenarios were developed using the Company's best estimates. These assumptions included, among others, mean equity return and volatility, mortality rates and lapse rates. The estimation of cash flow and the determination of the assumptions used require judgment, which can, at times, be subjective.


     Several of the guaranteed benefits are sensitive to equity market conditions. The Company uses the purchase of reinsurance and capital market hedging strategies to mitigate the risk of paying benefits in excess of account values as a result of significant downturns in equity markets. Risk mitigation may or may not reduce the volatility of net income resulting from equity market volatility. Reinsurance or hedges are secured when the cost is less than the risk reduction. The Company expects to use either additional reinsurance or capital market hedges for risk mitigation on an opportunistic basis. Despite the purchase of reinsurance or hedges, the reinsurance or hedge secured may be inadequate to completely offset the effects of changes in equity markets.

BUSINESS SEGMENTS

     Effective January 1, 2004, SunAmerica Life Insurance Company (the "Parent"), the parent of the Company, contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo"), which in turn has two wholly owned subsidiaries:
AIG SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS"). This contribution increased the Company's shareholder's equity by approximately $150.7 million (see Note 1 of Notes to Consolidated Financial Statements). Effective January 1, 2004, the Company's earnings include the asset management operations of SAAMCo, SACS and SFS. Prior year results have been restated to account for this contribution as if it had occurred at the beginning of the earliest period presented.


     The Company has two business segments: annuity operations and asset management operations. The annuity operations consist of the sale and administration of deposit-type insurance contracts, such as variable and fixed annuity contracts, universal life insurance contracts and guaranteed investment contracts. The Company focuses primarily on the marketing of variable annuity products. The variable annuity products offer investors a broad spectrum of fund alternatives, with a choice of investment managers, as well as Fixed Options. The Company earns fee income on amounts invested in the variable account options and net investment spread on the Fixed Options.


     The asset management operations are conducted by the Company's registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, servicing as investment advisor to certain variable investment portfolios offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

RESULTS OF OPERATIONS

     NET INCOME totaled $142.5 million in 2004, compared with $93.5 million in 2003 and $31.7 million in 2002.

     CUMULATIVE EFFECT OF ACCOUNTING CHANGE, NET OF TAX reflected the adoption of SOP 03-1 on January 1, 2004. The Company recorded a loss of $62.6 million, net of tax, which is recognized in the consolidated statement of income and comprehensive income as a cumulative effect of accounting change for the year ended December 31, 2004.

     PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE totaled $211.5 million in 2004, compared with $123.8 million in 2003 and $31.8 million in 2002. The increase in 2004 compared to 2003 was primarily due to higher variable annuity policy fee and asset management fee income, partially offset by lower investment income and higher general and administrative and other expenses. The increase in 2003 compared to 2002 was primarily due to reductions in net realized investment losses and amortization of DAC and other expenses.

     INCOME TAX EXPENSE totaled $6.4 million in 2004, $30.2 million in 2003 and $0.2 million in 2002 representing effective tax rates of 3%, 24% and 1%, respectively. The tax expense in 2004 included the benefit of $39.7 million resulting from the reduction of the prior year tax liability based on additional information becoming available. Excluding this benefit the effective tax rate is 22% in 2004. The unusually low effective tax rate for 2002 is due primarily to the lower relative pretax income without corresponding reductions in permanent tax differences. See Note 11 of the Notes to Consolidated Financial Statements for a reconciliation of income tax expense to the federal statutory rate.

ANNUITY OPERATIONS

     PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE totaled $176.9 million in 2004, compared with $98.7 million in 2003 and $27.7 million in 2002. The increase in 2004 compared to 2003 was primarily due to higher variable annuity policy fee income and lower amortization of deferred acquisition costs and other deferred expenses partially offset by higher general and administrative and other expenses. The increase in 2003 compared to 2002 was primarily due to lower net realized investment losses and improved net investment income as customers allocated more dollars to the fixed rate portion of variable annuity contracts.

     NET INVESTMENT SPREAD, a non-GAAP measure, represents investment income less interest credited to Fixed-Rate Products is a key measurement used by the Company in evaluating the profitability of its annuity business. Investment income includes income earned on invested assets, as well as the mark-to-market on both purchased derivatives and embedded derivatives inherent in certain product guarantees. Accordingly, the Company presents an analysis of net investment spread because the Company has determined this measure to be useful and meaningful.

     In evaluating its investment yield and net investment spread, the Company calculates average invested assets using the amortized cost of bonds, notes and redeemable preferred stocks. This basis does not include unrealized gains and losses, which are reflected in the carrying value (i.e., fair value) of those investments pursuant to Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities". In the calculation of average invested assets, the Company excludes collateral received from a securities lending program, which is offset by a securities lending payable in the same amount. The Company participates in a securities lending program with an affiliated agent, pursuant to which it lends its securities and primarily takes cash as collateral with respect to the securities lent. Participation in securities lending agreements provides additional net investment income for the Company, resulting from investment income earned on the collateral, less interest paid on the securities lending agreements and the related management fees paid to an affiliate to administer the program.

     An analysis of net investment spread and a reconciliation to pretax income before cumulative effect of accounting change is presented in the following table:


                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                2004        2003        2002
                                                              ---------   ---------   ---------
                                                                       (IN THOUSANDS)
Investment income...........................................  $ 362,631   $ 398,304   $ 377,556
Interest credited to fixed annuity contracts and Fixed
  Options...................................................   (140,889)   (153,636)   (142,973)
Interest credited to universal life insurance contracts.....    (73,745)    (76,415)    (80,021)
Interest credited to guaranteed investment contracts........     (6,034)     (7,534)    (11,267)
                                                              ---------   ---------   ---------
Net investment spread.......................................    141,963     160,719     143,295
Net realized investment losses..............................    (24,100)    (30,354)    (65,811)
Fee income, net of reinsurance..............................    429,259     344,908     358,983
Amortization of bonus interest..............................    (10,357)    (19,776)    (16,277)
General and administrative expenses.........................    (93,188)    (83,013)    (79,287)
Amortization of DAC and other deferred expenses.............   (126,142)   (137,130)   (171,583)
Annual commissions..........................................    (64,323)    (55,661)    (58,389)
Claims on UL contracts, net of reinsurance recoveries.......    (17,420)    (17,766)    (15,716)
Guaranteed benefits, net of reinsurance recoveries..........    (58,756)    (63,268)    (67,492)
                                                              ---------   ---------   ---------
Pretax income before cumulative effect of accounting
  change....................................................  $ 176,936   $  98,659   $  27,723
                                                              =========   =========   =========


     Net investment spread totaled $142.0 million in 2004, compared to $160.7 million in 2003 and $143.3 million in 2002. These amounts equal 2.28% on average invested assets (computed on a daily basis) of $6.22 billion in 2004, 2.37% on average invested assets of $6.66 billion in 2003 and 2.41% on average invested assets of $6.09 billion in 2002. The decrease in net investment spread in 2004 from 2003 reflected results from lower average invested assets as discussed below and reinvesting in the historically low prevailing interest rate environment that has persisted throughout 2003 and 2004. The increase in net investment spread in 2003 from 2002 resulted from substantial growth in average invested assets and effective management of interest crediting rates to offset lower yields available on invested assets.

     The components of net investment spread were as follows:


                                                                     YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------
                                                                 2004          2003          2002
                                                              -----------   -----------   -----------
                                                                      (DOLLARS IN THOUSANDS)
Net investment spread.......................................  $   141,963   $   160,719   $   143,295
Average invested assets.....................................    6,216,792     6,656,360     6,086,517
Average interest-bearing liabilities........................   (5,942,627)   (6,407,102)   (5,962,521)
Yield on average invested assets............................         5.83%         5.98%         6.20%
Rate paid on average interest-bearing liabilities...........         3.71          3.71          3.93
                                                              -----------   -----------   -----------
Difference between yield and interest rate paid.............         2.12%         2.27%         2.27%
                                                              ===========   ===========   ===========
Net investment spread as a percentage of average invested
  assets....................................................         2.28%         2.41%         2.35%
                                                              ===========   ===========   ===========


     The decline in average invested assets resulted primarily from net exchanges from Fixed Options into the separate accounts of variable annuity contracts, partially offset by new deposits of Fixed Options. Deposits of Fixed Options and renewal deposits on its universal life insurance contracts totaled $1.41 billion 2004, $1.58 billion in 2003 and $1.78 billion in 2002, and are primarily deposits for the Fixed Options. Deposits of Fixed Options represent 24% in 2004, 27% in 2003 and 34% in 2002, of the related reserve balances at the beginning of the respective periods.

     Net investment spread includes the effect of income earned or interest paid on the difference between average invested assets and average interest-bearing liabilities. Average invested assets exceeded average interest-bearing liabilities by $274.2 million in 2004, compared with $249.3 million in 2003 and $124.0 million in 2002. The difference between the Company's yield on average invested assets and the rate paid on average interest-bearing liabilities was 2.12% in 2004 and 2.27% in 2003 and 2.27% in 2002.

     Investment income (and the related yields on average invested assets) totaled $362.6 million (5.83%) in 2004, compared with $398.3 million (5.98%) in 2003 and $377.6 million (6.20%) in 2002. The decrease in the investment yield primarily reflects the reinvesting in the historically low prevailing interest rate environment that has persisted throughout 2002, 2003 and 2004, as well as a $4.3 million reduction in income from the mark to market of the S&P 500 put options and the guaranteed minimum account value and guaranteed minimum withdrawal benefit embedded derivatives in 2004. Excluding the impact of the put options and embedded derivatives, investment income would have been $361.6 million (5.82%) and $393.0 million (5.90%) in 2004 and 2003, respectively. Expenses incurred to manage the investment portfolio amounted to $2.5 million in 2004, $2.3 million in 2003 and $2.4 million in 2002. These expenses are included as a reduction of investment income in the consolidated statement of income and comprehensive income.

     Interest expense (and the related rate paid on average interest-bearing liabilities) totaled $220.7 million (3.71%) in 2004, $237.6 million (3.71%) in 2003 and $234.3 million (3.93%) in 2002. Interest-bearing liabilities averaged $5.94 billion during 2004, $6.41 billion during 2003 and $5.96 billion during 2002.

     NET REALIZED INVESTMENT LOSSES totaled $24.1 million in 2004, $30.4 million in 2003 and $65.8 million in 2002 and include impairment writedowns of $21.1 million, $54.1 million and $57.3 million, respectively. Thus, net realized losses from sales and redemptions of investments totaled $3.0 million in 2004, compared with net realized gains of $23.7 million in 2003 and net realized losses of $8.5 million in 2002.

     The Company sold or redeemed invested assets, principally bonds and notes, aggregating $1.97 billion in 2004, $2.21 billion in 2003 and $1.60 billion in 2002. Sales of investments result from the active management of the Company's investment portfolio. Because redemptions of investments are generally involuntary and sales of investments are made in both rising and falling interest rate environments, net gains and losses from sales and redemptions of investments fluctuate from period to period, and represent 0.05%, 0.36% and 0.14% of average invested assets for 2004, 2003 and 2002, respectively. Active portfolio management involves the ongoing evaluation of asset sectors, individual securities within the investment portfolio and the reallocation of investments from sectors that are perceived to be relatively overvalued to sectors that are perceived to be relatively undervalued. The intent of the Company's active portfolio management is to maximize total returns on the investment portfolio, taking into account credit, option, liquidity and interest-rate risk.

     Impairment writedowns include $21.1 million, $54.1 million and $57.3 million of provisions principally applied to bonds in 2004, 2003 and 2002, respectively. Impairment writedowns represent 0.34%, 0.81% and 0.96% of average invested assets in the respective periods. For the five years ended December 31, 2004, impairment writedowns as a percentage of average invested assets have ranged from 0.34% to 1.27% and have averaged 0.75%. Such writedowns are based upon estimates of the fair value of invested assets and recorded when declines in the value of such assets are considered to be other than temporary. Actual realization will be dependent upon future events.

     VARIABLE ANNUITY POLICY FEES, NET OF REINSURANCE are generally based on the market value of assets in the separate accounts supporting variable annuity contracts. Such fees totaled $369.1 million in 2004, $281.4 million in 2003 and $286.9 million in 2002 and are net of reinsurance premiums of $28.6 million, $30.8 million and $22.5 million, respectively. The increased fees in 2004 compared to 2003 primarily reflect the improved equity market conditions in 2004 and the latter part of 2003, and the resulting favorable impact on market values of the assets in the separate accounts. The decreased fees in 2003 as compared to 2002 reflected increased reinsurance premiums. Variable annuity policy fees represent 1.8%, 1.7% and 1.7% of average variable annuity assets in 2004, 2003 and 2002, respectively. Variable annuity assets averaged $20.41 billion, $16.32 billion and $16.45 billion during the respective periods. Variable annuity deposits, which exclude deposits allocated to the Fixed Options, totaled $2.65 billion in 2004, $1.73 billion in 2003 and $1.18 billion in 2002. These amounts represent 14%, 12% and 6% of variable annuity reserves at the beginning of the respective periods. The increase in variable annuity deposits in 2004 and 2003 reflected increased demand for variable annuity products due to the improved equity market conditions in 2004 and the latter part of 2003. Transfers from the Fixed Options to the separate accounts are not classified as variable annuity deposits. Accordingly, changes in variable annuity deposits are not necessarily indicative of the ultimate allocation by customers among fixed and variable account options of the Company's variable annuity products.

     Sales of variable annuity products (which include deposits allocated to the Fixed Options) ("Variable Annuity Product Sales") amounted to $4.01 billion, $3.27 billion and $2.92 billion in 2004, 2003 and 2002, respectively. Such sales primarily reflect those of the Company's Polaris and Seasons families of variable annuity products. The Company's variable annuity products are primarily multi-manager variable annuities that offer investors a choice of several variable funds as well as up to seven fixed funds, depending on the product. The increase in Variable Annuity Product Sales in 2004 and 2003 reflects the generally improved equity market conditions in 2004 and the latter part of 2003.

     The Company has encountered increased competition in the variable annuity marketplace during recent years and anticipates that the market will remain highly competitive for the foreseeable future. Also, from time to time, federal initiatives are proposed that could affect the taxation of annuities (see "Regulation").

     With respect to all reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. Due to the high credit ratings and periodic monitoring of these ratings of the reinsurers, such risks are considered to be minimal.

     UNIVERSAL LIFE INSURANCE POLICY FEES, NET OF REINSURANCE amounted to $33.9 million in 2004, $35.8 million in 2003 and $36.3 million in 2002 and are net of reinsurance premiums of $34.3 million, $33.7 million and $34.1 million, respectively. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. The administrative fees are assessed based on the number of policies in force as of the end of each month. The Company acquired its universal life insurance contracts as part of the acquisition of business from MBL Life Assurance Corporation on December 31, 1998 and does not actively market such contracts. Such fees represent 2.20%, 2.23% and 2.17% of average reserves for universal life insurance contracts in the respective periods.

     SURRENDER CHARGES on variable annuity and universal life insurance contracts totaled $26.2 million in 2004, $27.7 million in 2003 and $32.5 million in 2002. Surrender charge periods range from zero to nine years from the date a deposit is received. Surrender charges generally are assessed on withdrawals at declining rates.

     GENERAL AND ADMINISTRATIVE EXPENSES totaled $93.2 million in 2004, $83.0 million in 2003 and $79.3 million in 2002. The increase in 2004 results from higher information technology costs and payroll related expenses resulting from the servicing of a larger block of annuity contracts. General and administrative expenses remain closely controlled through a company-wide cost containment program and continue to represent less than 1% of average total assets.


     AMORTIZATION OF DEFERRED ACQUISITION COSTS AND OTHER DEFERRED EXPENSES totaled $126.1 million in 2004, compared with $137.1 million in 2003 and $171.6 million in 2002. DAC amortization in 2003 reflected a declining market which led to higher DAC amortization (i.e. impairments on specific products) during the first nine months of 2003 and is partially offset by an $18.0 million DAC unlocking. The higher amortization in 2002 was primarily related to lower estimates of future gross profits on variable annuity contracts compared to the prior years in light of the downturn in the equity markets in 2002, and additional variable annuity product sales over the last twelve months and the subsequent amortization of related deferred commissions and other direct selling costs.


     ANNUAL COMMISSIONS totaled $64.3 million in 2004, compared with $55.7 million in 2003 and $58.4 million in 2002. Annual commissions generally represent renewal commissions paid quarterly in arrears to maintain the persistency of certain of the Company's variable annuity contracts. Substantially all of the Company's currently available variable annuity products allow for an annual commission payment option in return for a lower immediate commission. The vast majority of the Company's average balances of its variable annuity products are currently subject to such annual commissions.

     CLAIMS ON UNIVERSAL LIFE CONTRACTS, NET OF REINSURANCE RECOVERIES totaled $17.4 million in 2004, compared with $17.8 million in 2003 and $15.7 million in 2002 (net of reinsurance recoveries of $34.2 million in 2004, $34.0 million in 2003 and $29.2 million in 2002). The change in such claims resulted principally from changes in mortality experience and the reinsurance recoveries there on.

     GUARANTEED BENEFITS, NET OF REINSURANCE RECOVERIES on variable annuity contracts totaled $58.8 million in 2004, compared with $63.3 million in 2003 and $67.5 million in 2002 and are net of reinsurance recoveries of $2.7 million, $8.0 million and $8.4 million, respectively. These guaranteed benefits consist primarily of guaranteed minimum death benefits as well as immaterial amounts of earnings enhancement benefits and guaranteed minimum income benefits. These guarantees are described in more detail in the following paragraphs. The decrease during 2004 reflects the generally improved equity market conditions in 2004 and the latter part of 2003. Downturns in the equity markets could increase these expenses.


     Guaranteed minimum death benefits ("GMDB") are issued on a majority of the Company's variable annuity products. GMDB provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of
(1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by the contract holder. The Company bears the risk that death claims following a decline in the debt and equity markets may exceed contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. On January 1, 2004, the Company recorded a liability for guaranteed benefits including GMDB (see Note 2 of Notes to Consolidated Financial Statements) pursuant to adoption of a new accounting standard, SOP 03-1.


     Earnings enhancement benefit ("EEB") is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     Guaranteed minimum income benefit ("GMIB") is a feature the Company offers on certain variable annuity products. This feature provides a minimum fixed annuity payment guarantee for those contract holders who choose to receive fixed lifetime annuity payments after a seven, nine, or ten-year waiting period in their deferred annuity contracts. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As there is a waiting period to annuitize using the GMIB, there are no policies eligible to receive this benefit at December 31, 2004. The Company has eliminated offering a GMIB feature that guarantees a return in excess of the amount to be annuitized in order to mitigate its exposure.

     Guaranteed minimum account value ("GMAV") is a feature the Company offers on certain variable annuity products in the third quarter of 2002. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of the deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchased put options on the S&P 500 index to partially offset this risk. Changes in the market value of both the GMAV benefit and the put options are recorded in investment income in the accompanying consolidated statement of income and comprehensive income.

     Guaranteed minimum withdrawal benefit ("GMWB") is a feature the Company began offering on certain variable annuity products in May of 2004. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days adjusted for any subsequent withdrawals ("Eligible Premium"). These guaranteed annual withdrawals of up to 10% of Eligible Premium are available after either a three-year or a five-year waiting period, as elected by the contract holder at the time of contract issuance, without reducing the future amounts guaranteed. If no withdrawals have been made during the waiting period of 3 or 5 years, the contract holder will realize an additional 10% or 20%, respectively, of Eligible Premium after all other amounts guaranteed under this benefit have been paid. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchased put options on the S&P 500 index to partially offset this risk. Changes in the market value of both the GMWB benefit and the put options are recorded in investment income in the accompanying consolidated statement of income and comprehensive income.

     Management expects substantially all of the Company's near-term exposure to guaranteed benefits will relate to GMDB and EEB. As sales of products with other guaranteed benefits increase, the Company expects these other guarantees to have an increasing impact on operating results, under current hedging strategies.

ASSET MANAGEMENT OPERATIONS

     PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE totaled $34.6 million in 2004, compared to $25.1 million in 2003 and $4.1 million in 2002. The increases in 2004 from 2003 resulted from the impact of higher average asset base and higher margin on account servicing fees, partially offset by increased amortization of DAC and other deferred expenses. The increase in 2003 from 2002 resulted from decreased amortization of DAC and other deferred expenses.

     ASSET MANAGEMENT FEES, which include investment advisory fees and 12b-1 distribution fees, are based on the market value of assets managed by SAAMCo in its mutual funds and certain variable annuity portfolios. Such fees totaled $89.6 million on average assets managed of $9.65 billion in 2004, $66.7 million on average assets managed of $8.15 billion in 2003 and $66.4 million on average assets managed of $7.64 billion in 2002. The increase in asset management fees is primarily the result of a higher average asset base and higher margin on account servicing fees. Mutual fund sales, excluding sales of money market accounts and private accounts, totaled $2.14 billion in 2004, compared to $2.23 billion in 2003 and $1.67 billion in 2002. Redemptions of mutual funds, excluding redemptions of money market accounts, amounted to $1.56 billion in 2004, $1.55 billion in 2003 and $1.55 billion in 2002, which represent 20%, 25% and 25%, respectively, of average related mutual fund assets. The 4% decrease in mutual fund sales in 2004 compared to 2003 primarily reflects generally difficult equity market conditions in the second and third quarters of 2004. The increase in sales in 2003 principally reflects increasing demand for equity products, due to generally improved equity market conditions in the latter part of 2003.

     GENERAL AND ADMINISTRATIVE EXPENSES totaled $38.4 million in 2004, $36.1 million in 2003 and $35.9 million in 2002. General and administrative expenses increased in 2004 due primarily to higher employee-related costs.


     AMORTIZATION OF DEFERRED ACQUISITION COSTS AND OTHER DEFERRED EXPENSES includes amortization of distribution costs that totaled $31.5 million in 2004, compared with $23.0 million in 2003 and $35.9 million in 2002. The increased amortization in 2004 was primarily due to additional mutual fund sales and amortization of the deferred commissions thereon. In 2002, amortization of deferred acquisition costs and other deferred expenses included additional amortization of $24.2 million, resulting from certain distribution costs whose carrying value exceeded projected revenue.


CAPITAL RESOURCES AND LIQUIDITY

     SHAREHOLDER'S EQUITY increased to $1.75 billion at December 31, 2004 from $1.61 billion at December 31, 2003 due to $142.5 million of net income and $49.1 million of capital contribution from Parent partially offset by a $49.1 million tax effect on a distribution of investment and a $2.5 million dividend to the Parent.

     INVESTMENTS AND CASH at December 31, 2004 totaled $7.13 billion, compared with $7.14 billion at December 31, 2003. The Company's invested assets are managed by an affiliate. The following table summarizes the Company's portfolio of bonds, notes and redeemable preferred stocks (the "Bond Portfolio") and other investments and cash at December 31, 2004 and 2003:


                                                                 DECEMBER 31, 2004         DECEMBER 31, 2003
                                                              -----------------------   -----------------------
                                                                 FAIR      PERCENT OF      FAIR      PERCENT OF
                                                                VALUE      PORTFOLIO      VALUE      PORTFOLIO
                                                              ----------   ----------   ----------   ----------
BOND PORTFOLIO:                                                    (IN THOUSANDS, EXCEPT FOR PERCENTAGES)
U.S. government securities..................................  $   30,300       0.4%     $   24,292       0.3%
Mortgage-backed securities..................................     956,567      13.4       1,191,817      16.7
Securities of public utilities..............................     332,038       4.7         365,150       5.1
Corporate bonds and notes...................................   2,902,829      40.8       2,697,142      37.9
Redeemable preferred stocks.................................      21,550       0.3          22,175       0.3
Other debt securities.......................................     917,743      12.9       1,205,224      16.9
                                                              ----------     -----      ----------     -----
Total Bond Portfolio........................................   5,161,027      72.5       5,505,800      77.2
Mortgage loans..............................................     624,179       8.7         716,846      10.1
Common stocks...............................................       4,902       0.1             727       0.0
Cash and short-term investments.............................     201,117       2.8         133,105       1.9
Securities lending collateral...............................     883,792      12.4         514,145       7.2
Other invested assets.......................................     250,969       3.5         254,010       3.6
                                                              ----------     -----      ----------     -----
Total investments and cash..................................  $7,125,986     100.0%     $7,124,633     100.0%
                                                              ==========     =====      ==========     =====


     The Company's general investment philosophy is to hold fixed-rate assets for long-term investment. Thus, it does not have a trading portfolio. However, the Company has determined that all of the Bond Portfolio is available to be sold in response to changes in market interest rates, changes in relative value of asset sectors and individual securities, changes in prepayment risk, changes in the credit quality outlook for certain securities, the Company's need for liquidity and other similar factors.

     THE BOND PORTFOLIO, which constituted 72% of the Company's total investment portfolio at December 31, 2004, had an aggregate fair value that was $153.2 million greater than its amortized cost at December 31, 2004, compared with $154.6 million at December 31, 2003.

     At December 31, 2004, the Bond Portfolio had an aggregate fair value of $5.16 billion and an aggregate amortized cost of $5.01 billion. At December 31, 2004, the Bond Portfolio (excluding $21.6 million of redeemable preferred stocks) included $4.50 billion of bonds rated by Standard & Poor's ("S&P"), Moody's Investors Service ("Moody's") or Fitch ("Fitch") and $638.1 million of bonds rated by the National Association of Insurance Commissioners ("NAIC") or the Company pursuant to statutory ratings guidelines established by the NAIC. At December 31, 2004, approximately $4.75 billion of the Bond Portfolio was investment grade, including $986.8 million of mortgage-backed securities ("MBS") and U.S. government/agency securities.

     At December 31, 2004, the Bond Portfolio included $386.4 million of bonds that were not investment grade. These non-investment-grade bonds accounted for approximately 1% of the Company's total assets and approximately 5% of its invested assets. Non-investment-grade securities generally provide higher yields and involve greater risks than investment-grade securities because their issuers typically are more highly leveraged and more vulnerable to adverse economic conditions than investment-grade issuers. In addition, the trading market for these securities is usually more limited than for investment-grade securities. An economic downturn could produce higher than average issuer defaults on the non-investment-grade securities, which could cause the Company's investment returns and net income to decline. At December 31, 2004, the Company's non-investment-grade bond portfolio consisted of 171 issues with no single issuer representing more than 10% of the total non-investment-grade portfolio. These non-investment-grade securities are comprised of bonds spanning 10 industries with 19%, 16%, 16% and 10% concentrated in telecommunications, utilities, financial services and noncyclical consumer products industries, respectively. No other industry concentration constituted more than 10% of these assets.

     The table below summarizes the Company's rated bonds by rating classification as of December 31, 2004.

                      RATED BONDS BY RATING CLASSIFICATION


             ISSUES RATED BY                          ISSUES NOT RATED BY
            S&P/MOODY'S/FITCH                 S&P/MOODY'S/FITCH, BY NAIC CATEGORY                      TOTAL
------------------------------------------   -------------------------------------   ------------------------------------------
S&P/MOODY'S/FITCH  AMORTIZED    ESTIMATED        NAIC       AMORTIZED   ESTIMATED    AMORTIZED    ESTIMATED    PERCENT OF TOTAL
   CATEGORY(1)        COST      FAIR VALUE   CATEGORY(2)      COST      FAIR VALUE      COST      FAIR VALUE   INVESTED ASSETS
-----------------  ----------   ----------   ------------   ---------   ----------   ----------   ----------   ----------------
                                                    (DOLLARS IN THOUSANDS)
AAA+ to A-
(Aaa to A3)
[AAA to A-]        $2,888,647   $2,964,803        1         $266,034     $270,334    $3,154,681   $3,235,137        45.40%

BBB+ to BBB-
(Baa to Baa3)
[BBB+ to BBB-]      1,203,109    1,233,692        2          276,973      284,221     1,480,082    1,517,913        21.30%

BB+ to BB-
(Bal to Ba3)
[BB+ to BB-]          133,070      138,091        3           36,371       36,462       169,441      174,553         2.45%

B+ to B-
(Bl to B3)
[B+ to B-]            129,347      140,699        4           11,600       11,524       140,947      152,223         2.14%

CCC+ to CCC-
(Caal to Caa3)
[CCC+ to CCC-]         18,954       19,353        5            7,305        6,695        26,259       26,048         0.37%

CC to D
(Ca to C)
[CC to D]               1,842        4,722        6           14,476       28,880        16,318       33,602         0.47%
                   ----------   ----------                  --------     --------    ----------   ----------
TOTAL RATED
ISSUES             $4,374,969   $4,501,360                  $612,759     $638,116    $4,987,728   $5,139,476
                   ==========   ==========                  ========     ========    ==========   ==========


Footnotes to the table of Rated Bonds by Rating Classification


(1) S&P and Fitch rate debt securities in rating categories ranging from AAA (the highest) to D (in payment default). A plus (+) or minus (-) indicates the debt's relative standing within the rating category. A security rated BBB- or higher is considered investment grade. Moody's rates debt securities in rating categories ranging from Aaa (the highest) to C (extremely poor prospects of ever attaining any real investment standing). The number 1, 2 or 3 (with 1 the highest and 3 the lowest) indicates the debt's relative standing within the rating category. A security rated Baa3 or higher is considered investment grade. Issues are categorized based on the highest of the S&P, Moody's and Fitch ratings if rated by multiple agencies.



(2) Bonds and short-term promissory instruments are divided into six quality categories for NAIC rating purposes, ranging from 1 (highest) to 5 (lowest) for non-defaulted bonds plus one category 6, for bonds in or near default. These six categories correspond with the S&P/ Moody's/Fitch rating groups listed above, with categories 1 and 2 considered investment grade. The NAIC categories include $131.5 million of assets that were rated by the Company pursuant to applicable NAIC rating guidelines.


     The valuation of invested assets involves obtaining a fair value for each security. The source for the fair value is generally from market exchanges, with the exception of non-traded securities.

     Another aspect of valuation pertains to impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. In general, a security is considered a candidate for impairment if it meets any of the following criteria:

     - Trading at a significant discount to par, amortized cost (if lower) or cost for an extended period of time;

     - The occurrence of a discrete credit event resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

     - In the opinion of the Company's management, it is unlikely the Company will realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

     Once a security has been identified as potentially impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price.

     The Company has the ability to hold any security to its stated maturity. Therefore, the decision to sell reflects the judgment of the Company's management that the security sold is unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflects management's judgment that the risk-discounted anticipated ultimate recovery is less than the value achieved on sale.

     As a result of these policies, the Company recorded pretax impairment writedowns of $21.1 million, $54.1 million and $57.3 million in 2004, 2003 and 2002, respectively. No individual impairment loss, net of DAC and taxes, during the year exceeded 10% of the Company's net income for the year ended December 31, 2004.

     Excluding the impairments noted above, the changes in fair value for the Company's Bond Portfolio, which constitutes the vast majority of the Company's investments, were recorded as a component of other comprehensive income in shareholder's equity as unrealized gains or losses.

     At December 31, 2004, the fair value of the Company's Bond Portfolio aggregated $5.16 billion. Of this aggregate fair value, approximately 0.03% represented securities trading at or below 75% of amortized cost. The impact of unrealized losses on net income will be further mitigated upon realization, because realization will result in current decreases in the amortization of DAC and decreases in income taxes.

     At December 31, 2004, approximately $3.91 billion, at amortized cost, of the Bond Portfolio had a fair value of $4.09 billion resulting in an aggregate unrealized gain of $180.3 million. At December 31, 2004, approximately $1.10 billion, at amortized cost, of the Bond Portfolio had a fair value of $1.07 billion resulting in an aggregate unrealized loss of $27.1 million. No single issuer accounted for more than 10% of unrealized losses. Approximately 36%, 15% and 11% of unrealized losses were from the financial services, transportation and noncyclical consumer products industries, respectively. No other industry accounted for more than 10% of unrealized losses.

     The amortized cost of the Bond Portfolio in an unrealized loss position at December 31, 2004, by contractual maturity, is shown below.


                                                              AMORTIZED COST
                                                              --------------
                                                              (IN THOUSANDS)
Due in one year or less.....................................    $   46,250
Due after one year through five years.......................       422,237
Due after five years through ten years......................       389,073
Due after ten years.........................................       243,973
                                                                ----------
Total.......................................................    $1,101,533
                                                                ==========

     The aging of the Bond Portfolio in an unrealized loss position at December 31, 2004 is shown below:

                          LESS THAN OR EQUAL TO 20%         GREATER THAN 20% TO 50%              GREATER THAN 50%
                              OF AMORTIZED COST                OF AMORTIZED COST                OF AMORTIZED COST
                       -------------------------------   ------------------------------   ------------------------------
                       AMORTIZED    UNREALIZED           AMORTIZED   UNREALIZED           AMORTIZED   UNREALIZED
MONTHS                    COST         LOSS      ITEMS     COST         LOSS      ITEMS     COST         LOSS      ITEMS
------                 ----------   ----------   -----   ---------   ----------   -----   ---------   ----------   -----
                                                            (DOLLARS IN THOUSANDS)
Investment Grade
  Bonds
  0-6                  $  455,818    $ (4,128)     73     $    --     $    --       --      $ --        $  --        --
  7-12                    387,123      (6,808)     57          --          --       --        --           --        --
  >12                     171,695      (7,108)     22      17,477      (4,046)       3        --           --        --
                       ----------    --------     ---     -------     -------     ----      ----        -----      ----
  Total                $1,014,636    $(18,044)    152     $17,477     $(4,046)       3      $ --        $  --        --
                       ==========    ========     ===     =======     =======     ====      ====        =====      ====
Below Investment
  Grade Bonds
  0-6                  $   28,496    $ (1,806)     13     $    --     $    --       --      $452        $(292)        3
  7-12                      8,773        (489)      8          --          --       --        --           --        --
  >12                      31,699      (2,467)     11          --          --       --        --           --        --
                       ----------    --------     ---     -------     -------     ----      ----        -----      ----
  Total                $   68,968    $ (4,762)     32     $    --     $    --       --      $452        $(292)        3
                       ==========    ========     ===     =======     =======     ====      ====        =====      ====
Total Bonds
  0-6                  $  484,314    $ (5,934)     86     $    --     $    --       --      $452        $(292)        3
  7-12                    395,896      (7,297)     65          --          --       --        --           --        --
  >12                     203,394      (9,575)     33      17,477      (4,046)       3        --           --        --
                       ----------    --------     ---     -------     -------     ----      ----        -----      ----
  Total                $1,083,604    $(22,806)    184     $17,477     $(4,046)       3      $452        $(292)        3
                       ==========    ========     ===     =======     =======     ====      ====        =====      ====


                                    TOTAL
                       -------------------------------
                       AMORTIZED    UNREALIZED
MONTHS                    COST         LOSS      ITEMS
------                 ----------   ----------   -----
                           (DOLLARS IN THOUSANDS)
Investment Grade
  Bonds
  0-6                  $  455,818    $ (4,128)     73
  7-12                    387,123      (6,808)     57
  >12                     189,172     (11,154)     25
                       ----------    --------     ---
  Total                $1,032,113    $(22,090)    155
                       ==========    ========     ===
Below Investment
  Grade Bonds
  0-6                  $   28,948    $ (2,098)     16
  7-12                      8,773        (489)      8
  >12                      31,699      (2,467)     11
                       ----------    --------     ---
  Total                $   69,420    $ (5,054)     35
                       ==========    ========     ===
Total Bonds
  0-6                  $  484,766    $ (6,226)     89
  7-12                    395,896      (7,297)     65
  >12                     220,871     (13,621)     36
                       ----------    --------     ---
  Total                $1,101,533    $(27,144)    190
                       ==========    ========     ===

     In 2004, the pretax realized losses incurred with respect to the sale of fixed-rate securities in the Bond Portfolio was $12.6 million. The aggregate fair value of securities sold was $140.3 million, which was approximately 92% of amortized cost. The average period of time that securities sold at a loss during 2004 were trading continuously at a price below amortized cost was approximately 21 months.

     The valuation for the Company's Bond Portfolio comes from market exchanges or dealer quotations, with the exception of non-traded securities. The Company considers non-traded securities to mean certain fixed income investments and certain structured securities. The aggregate fair value of these securities at December 31, 2004 was approximately $813.0 million. The Company estimates the fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities. All such securities are classified as available for sale.

     For certain structured securities, the carrying value is based on an estimate of the security's future cash flows pursuant to the requirements of Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The change in carrying value is recognized in income.

     Each of these investment categories is regularly tested to determine if impairment in value exists. Various valuation techniques are used with respect to each category in this determination.

     Senior secured loans ("Secured Loans") are included in the Bond Portfolio and aggregated $277.2 million at December 31, 2004. Secured Loans are senior to subordinated debt and equity and are secured by assets of the issuer. At December 31, 2004, Secured Loans consisted of $190.1 million of privately traded securities and $87.1 million of publicly traded securities. These Secured Loans are composed of loans to 59 borrowers spanning 10 industries, with 26%, 18%, 15%, 12% and 11% from the utilities, telecommunications, transportation, noncyclical consumer products and cyclical consumer products industries, respectively. No other industry constituted more than 10% of these assets.

     While the trading market for the Company's privately traded Secured Loans is more limited than for publicly traded issues, participation in these transactions has enabled the Company to improve its investment yield. As a result of restrictive financial covenants, these Secured Loans involve greater risk of technical default than do publicly traded investment-grade securities. However, management believes that the risk of loss upon default for these Secured Loans is mitigated by such financial covenants and the collateral values underlying the Secured Loans.

     MORTGAGE LOANS aggregated $624.2 million at December 31, 2004 and consisted of 100 commercial first mortgage loans with an average loan balance of approximately $6.2 million, collateralized by properties located in 30 states. Approximately 32% of this portfolio was office, 17% was manufactured housing, 17% was multifamily residential, 11% was industrial, 11% was hotels, and 12% was other types. At December 31, 2004, approximately 27%, 11% and 10% of this portfolio were secured by properties located in California, Michigan and Massachusetts, respectively. No more than 10% of this portfolio was secured by properties located in any other single state. At December 31, 2004, 13 mortgage loans have an outstanding balance of $10 million or more, which collectively aggregated approximately 45% of this portfolio. At December 31, 2004, approximately 42% of the mortgage loan portfolio consisted of loans with balloon payments due before January 1, 2008. During 2004 and 2003, loans delinquent by more than 90 days, foreclosed loans and structured loans have not been significant in relation to the total mortgage loan portfolio.

     Substantially all of the mortgage loan portfolio has been originated by the Company under its underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multifamily residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

     SECURITIES LENDING COLLATERAL totaled $883.8 million at December 31, 2004, compared to $514.1 million at December 31, 2003, and consisted of cash collateral invested in highly rated short-term securities received in connection with the Company's securities lending program. The increase in securities lending collateral in 2004 results from increased demand for securities in the Company's portfolio. Although the cash collateral is currently invested in highly rated short-term securities, the applicable collateral agreements permit the cash collateral to be invested in highly liquid short and long-term investment portfolios. At least 75% of the portfolio's short-term investments must have external issue ratings of A-1/P-1, one of the highest ratings for short-term credit quality. Long-term investments include corporate notes with maturities of five years or less and a credit rating by at least two nationally recognized statistical rating organizations ("NRSRO"), with no less than a S&P rating of A or equivalent by any other NRSRO.

     ASSET-LIABILITY MATCHING is utilized by the Company in an effort to minimize the risks of interest rate fluctuations and disintermediation (i.e. the risk of being forced to sell investments during unfavorable market conditions). The Company believes that its fixed-rate liabilities should be backed by a portfolio principally composed of fixed-rate investments that generate predictable rates of return. The Company does not have a specific target rate of return. Instead, its rates of return vary over time depending on the current interest rate environment, the slope of the yield curve, the spread at which fixed-rate investments are priced over the yield curve, default rates and general economic conditions. Its portfolio strategy is constructed with a view to achieve adequate risk-adjusted returns consistent with its investment objectives of effective asset-liability matching, liquidity and safety. The Company's Fixed-Rate Products incorporate incentives, surrender charges and/or other restrictions in order to encourage persistency. Approximately 77% of the Company's reserves for Fixed-Rate Products had surrender penalties or other restrictions at December 31, 2004.

     As part of its asset-liability matching discipline, the Company conducts detailed computer simulations that model its fixed-rate assets and liabilities under commonly used interest rate scenarios. With the results of these computer simulations, the Company can measure the potential gain or loss in fair value of its interest-rate sensitive instruments and seek to protect its economic value and achieve a predictable spread between what it earns on its invested assets and what it pays on its liabilities by designing its Fixed-Rate Products and conducting its investment operations to closely match the duration and cash flows of the fixed-rate assets to that of its fixed-rate liabilities. The fixed-rate assets in the Company's asset-liability modeling include: cash and short-term investments; bonds, notes and redeemable preferred stocks; mortgage loans; policy loans; and investments in limited partnerships that invest primarily in fixed-rate securities. At December 31, 2004, these assets had an aggregate fair value of $6.17 billion with an option-adjusted duration of 3.2 years. The Company's fixed-rate liabilities include Fixed Options, as well as universal life insurance, fixed annuity and GIC contracts. At December 31, 2004, these liabilities had an aggregate fair value (determined by discounting future contractual cash flows by related market rates of interest) of $5.54 billion with an option-adjusted duration of 3.6 years. The Company's potential exposure due to a relative 10% decrease in prevailing interest rates from its December 31, 2004 levels is a loss of approximately $0.3 million, representing an increase in fair value of its fixed-rate liabilities that is not offset by an increase in fair value of its fixed-rate assets. Because the Company actively manages its assets and liabilities and has strategies in place to minimize its exposure to loss as interest rate changes occur, it expects that actual losses would be less than the estimated potential loss.

     Option-adjusted duration is a common measure for the price sensitivity of a fixed-maturity portfolio to changes in interest rates. For example, if interest rates increase 1%, the fair value of an asset with a duration of 5.0 years is expected to decrease in value by approximately 5%. The Company estimates the option-adjusted duration of its assets and liabilities using a number of different interest rate scenarios, assuming continuation of existing investment and interest crediting strategies, including maintaining an appropriate level of liquidity. Actual company and contract owner behaviors may be different than was assumed in the estimate of option-adjusted duration and these differences may be material.

     A significant portion of the Company's fixed annuity contracts (including the Fixed Options) has reached or is near the minimum contractual guaranteed rate (generally 3%). Continual declines in interest rates could cause the spread between the yield on the portfolio and the interest rate credited to policyholders to deteriorate.

     The Company has had the ability, limited by minimum interest rate guarantees, to respond to the generally declining interest rate environment in the last five years by lowering crediting rates in response to lower investment returns. See the earlier discussion under "Management's Discussion and Analysis of Financial Condition and Results of Operations" for additional information on the calculation of investment yield and net investment spread used by the Company's management as a key component in evaluating the profitability of its annuity business. The trends experienced during 2004, 2003 and 2002 in the Company's yield on average invested assets and rate of interest credited on average interest-bearing liabilities, compared to the market trend in long-term interest rates as illustrated by the average ten-year U.S. Treasury bond rate, are presented in the following table:

                                                              2004   2003   2002
                                                              ----   ----   ----
AVERAGE 10-YEAR U.S. TREASURY BOND RATE:....................  4.26%  4.01%  4.61%
AIG SunAmerica Life Assurance Company:
  Average yield on Bond Portfolio...........................  5.66   5.75   6.23
  Rate paid on average interest-bearing liabilities.........  3.71   3.71   3.93

     Since the Company's investing strategy is to hold fixed-rate assets for long-term investment, the Company's average yield tends to trail movements in the average U.S. treasury yield. For further discussion on average yield on the bond portfolio and the rate paid on average interest-bearing liabilities, see discussion on "Investment Spread."

     As a component of its asset-liability management strategy, the Company may utilize interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

     The Company seeks to enhance its spread income with dollar roll repurchase agreements ("Dollar Roll Repos"). Dollar Roll Repos involve a sale of MBS by the Company and an agreement to repurchase substantially similar MBS at a later date at an agreed upon price. No Dollar Roll Repos were outstanding at December 31, 2004. The Company also seeks to provide liquidity by investing in MBS. MBS are generally investment-grade securities collateralized by large pools of mortgage loans. MBS generally pay principal and interest monthly. The amount of principal and interest payments may fluctuate as a result of prepayments of the underlying mortgage loans.

     There are risks associated with some of the techniques the Company uses to provide liquidity, enhance its spread income and match its assets and liabilities. The primary risk associated with the Company's Dollar Roll Repos and Swap Agreements is counterparty risk. The Company believes, however, that the counterparties to its Dollar Roll Repos and Swap Agreements are financially responsible and that the counterparty risk associated with those transactions is minimal. It is the Company's policy that these agreements are entered into with counterparties who have a debt rating of A/A2 or better from both S&P and Moody's. The Company continually monitors its credit exposure with respect to these agreements. In addition to counterparty risk, Swap Agreements also have interest rate risk. However, the Company's Swap Agreements are intended to hedge variable-rate assets or liabilities. The primary risk associated with MBS is that a changing interest rate environment might cause prepayment of the underlying obligations at speeds slower or faster than anticipated at the time of their purchase. As part of its decision to purchase such a security, the Company assesses the risk of prepayment by analyzing the security's projected performance over an array of interest-rate scenarios. Once such a security is purchased, the Company monitors its actual prepayment experience monthly to reassess the relative attractiveness of the security with the intent to maximize total return.

     INVESTED ASSETS EVALUATION is routinely conducted by the Company. Management identifies monthly those investments that require additional monitoring and carefully reviews the carrying values of such investments at least quarterly to determine whether specific investments should be placed on a nonaccrual basis and to determine declines in value that may be other than temporary. In conducting these reviews for bonds, management principally considers the adequacy of any collateral, compliance with contractual covenants, the borrower's recent financial performance, news reports and other externally generated information concerning the creditor's affairs. In the case of publicly traded bonds, management also considers market value quotations, if available. For mortgage loans, management generally considers information concerning the mortgaged property and, among other things, factors impacting the current and expected payment status of the loan and, if available, the current fair value of the underlying collateral. For investments in partnerships, management reviews the financial statements and other information provided by the general partners.

     The carrying values of investments that are determined to have declines in value that are other than temporary are reduced to net realizable value and, in the case of bonds, no further accruals of interest are made. The provisions for impairment on mortgage loans are based on losses expected by management to be realized on transfers of mortgage loans to real estate, on the disposition and settlement of mortgage loans and on mortgage loans that management believes may not be collectible in full. Accrual of interest is suspended when principal and interest payments on mortgage loans are past due more than 90 days. Impairment losses on securitized assets are recognized if the fair value of the security is less than its book value, and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date.

     DEFAULTED INVESTMENTS, comprising all investments that are in default as to the payment of principal or interest, totaled $40.1 million of bonds at December 31, 2004, and constituted approximately 0.6% of total invested assets. At December 31, 2003, defaulted investments totaled $49.6 million of bonds, which constituted approximately 0.7% of total invested assets.

     SOURCES OF LIQUIDITY are readily available to the Company in the form of the Company's existing portfolio of cash and short-term investments, reverse repurchase agreement capacity on invested assets and, if required, proceeds from invested asset sales. The Company's liquidity is primarily derived from operating cash flows from annuity operations. At December 31, 2004, approximately $4.09 billion of the Bond Portfolio had an aggregate unrealized gain of $180.3 million, while approximately $1.07 billion of the Bond Portfolio had an aggregate unrealized loss of $27.1 million. In addition, the Company's investment portfolio currently provides approximately $44.0 million of monthly cash flow from scheduled principal and interest payments. Historically, cash flows from operations and from the sale of the Company's annuity products have been more than sufficient in amount to satisfy the Company's liquidity needs.

     Management is aware that prevailing market interest rates may shift significantly and has strategies in place to manage either an increase or decrease in prevailing rates. In a rising interest rate environment, the Company's average cost of funds would increase over time as it prices its new and renewing Fixed-Rate Products to maintain a generally competitive market rate. Management would seek to place new funds in investments that were matched in duration to, and higher yielding than, the liabilities assumed. The Company believes that liquidity to fund withdrawals would be available through incoming cash flow, the sale of short-term or floating-rate instruments or Dollar Roll Repos on the Company's substantial MBS segment of the Bond Portfolio, thereby avoiding the sale of fixed-rate assets in an unfavorable bond market.

     In a declining interest rate environment, the Company's cost of funds would decrease over time, reflecting lower interest crediting rates on its Fixed-Rate Products. Should increased liquidity be required for withdrawals, the Company believes that a significant portion of its investments could be sold without adverse consequences in light of the general strengthening that would be expected in the bond market.

     If a substantial portion of the Company's Bond Portfolio diminished significantly in value and/or defaulted, the Company would need to liquidate other portions of its investment portfolio and/or arrange financing. Such events that may cause such a liquidity strain could be the result of economic collapse or terrorist acts.

     Management believes that the Company's liquid assets and its net cash provided by operations will enable the Company to meet any foreseeable cash requirements for at least the next twelve months.

GUARANTEES AND OTHER COMMITMENTS

     The Company has six agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2004 is $195.4 million. These commitments have contractual maturity dates in 2005. Related to each of these agreements are participation agreements with the Parent, under which the Parent will share in $62.6 million of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The Internal Revenue Service examined the transactions underlying these commitments, including the Company's role in the transactions. The examination did not result in a material loss to the Company.

     At December 31, 2004, the Company held reserves for GICs with maturity dates as follows: $186.5 million in 2005 and $28.8 million in 2024.

RECENTLY ISSUED ACCOUNTING STANDARDS


     In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." (For further discussion see Note 2 of Notes to Consolidated Financial Statements.)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

     None.

QUANTITATIVE AND QUALITATIVE DISCLOSURES

     The quantitative and qualitative disclosures about market risk are contained in the Asset-Liability Matching section of Management's Discussion and Analysis of Financial Condition and Results of Operations.

DIRECTORS AND OFFICERS

     Directors are elected for one year terms at the annual meeting of the shareholder. They receive no additional compensation for serving as directors. The board of directors elects executive officers to one year terms subject to removal at the board's discretion. The directors and principal officers of AIG SunAmerica Life Assurance Company (the "Company") as of March 31, 2005 are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations).

                                                           YEAR
                                                         ASSUMED    OTHER POSITIONS AND OTHER BUSINESS EXPERIENCE
NAME                       AGE      PRESENT POSITION     POSITION              WITHIN LAST FIVE YEARS               FROM-TO
----                       ---   ----------------------  --------   ---------------------------------------------  ---------
Jay S. Wintrob*..........  48    Chairman and Chief        2001     Chief Executive Officer, AIGRS, SunAmerica     2001-
                                 Executive Officer                  Life Insurance Company ("SALIC") and First     2001-
                                                                    SunAmerica Life Insurance Company ("FSA")
                                                                    President, FSA                                 2001-
                                                                    President, AIGRS                               2000-
                                                                    Chief Operating Officer, AIGRS                 1998-2000
                                                                    Vice Chairman, AIGRS (Joined AIGRS in 1987)    1995-2000
James R. Belardi*........  48    Senior Vice President     1994     President, SALIC                               2002-
                                                                    Executive Vice President, AIGRS (Joined AIGRS  1995-
                                                                    in 1986)
Marc H. Gamsin*..........  49    Senior Vice President     1999     Executive Vice President, AIGRS                2001-
                                                                    Senior Vice President, SALIC and FSA           1999-
                                                                    Executive Vice President SunAmerica            1998-
                                                                    Investments, Inc.
N. Scott Gillis*.........  51    Senior Vice President     2003     Chief Financial Officer, AIGRS, SALIC and FSA  2003-
                                 and Chief Financial                Senior Vice President, AIGRS                   2002-
                                 Officer                            Controller, AIGRS                              2000-
                                                                    Vice President, AIGRS (Joined AIGRS in 1985)   1998-2002
Jana W. Greer*...........  53    President                 2002     Executive Vice President, AIGRS                2001-
                                                                    President, SunAmerica Retirement Markets,      1996-
                                                                    Inc.                                           1994-
                                                                    Senior Vice President, SALIC and FSA           1992-2000
                                                                    Senior Vice President, AIGRS (Joined AIGRS in
                                                                    1974)
Michael J. Akers.........  55    Senior Vice President     2003     Chief Actuary, AIGRS                           2003-
                                                                    Senior Vice President, SALIC and FSA           2003-
                                                                    Senior Vice President, AIGRS                   2002-
                                                                    Senior Vice President and Chief Actuary, The   1999-2002
                                                                    Variable Annuity Life Insurance Company
Christine A. Nixon.......  40    Senior Vice President,    2003     Senior Vice President, General Counsel and     2003-
                                 General Counsel and                Secretary, SALIC and FSA
                                 Secretary                          Chief Compliance Officer, AIGRS                2003
                                                                    Secretary and Deputy Chief Legal Counsel,      2002-
                                                                    AIGRS                                          2000-
                                                                    Vice President, AIGRS (Joined AIGRS in 1993)   1997-2000
                                                                    Associate General Counsel, AIGRS
Gregory M. Outcalt.......  42    Senior Vice President     2000     Vice President, SunAmerica Investments, Inc.   2002-
                                                                    Senior Vice President, SALIC and FSA (Joined   2000-
                                                                    AIGRS in 1986)


                           DIRECTOR
NAME                        SINCE
----                       --------
Jay S. Wintrob*..........    1990
James R. Belardi*........    1990
Marc H. Gamsin*..........    2000
N. Scott Gillis*.........    2000
Jana W. Greer*...........    1993
Michael J. Akers.........      --
Christine A. Nixon.......      --
Gregory M. Outcalt.......      --

                                                           YEAR
                                                         ASSUMED    OTHER POSITIONS AND OTHER BUSINESS EXPERIENCE
NAME                       AGE      PRESENT POSITION     POSITION              WITHIN LAST FIVE YEARS               FROM-TO
----                       ---   ----------------------  --------   ---------------------------------------------  ---------
Stewart Polakov..........  45    Senior Vice President     2003     Senior Vice President and Controller, FSA and  2003-
                                 and Controller                     SALIC
                                                                    Vice President, SALIC and FSA (Joined AIGRS    1997-2003
                                                                    in 1991)
Edwin R. Raquel..........  47    Senior Vice President     1995     Senior Vice President and Chief Actuary,       1995-
                                 and Chief Actuary                  SALIC and FSA (Joined AIGRS in 1990)
Mallary L. Reznik........  36    Vice President            2005     Vice President, FSA                            2005-
                                                                    Associate General Counsel, AIGRS               1998-
Stephen J. Stone.........  46    Vice President            2005     Vice President, FSA                            2005-
                                                                    Senior Portfolio Manager, Allstate Insurance   1989-2004
                                                                    Company
Edward T. Texeria........  40    Vice President            2003     Vice President, SALIC and FSA                  2003-
                                                                    Assistant Controller, AIGRS                    2003-
                                                                    Assistant Controller, SALIC and FSA            2000-2003
                                                                    Senior Manager, Assurance and Advisory         1994-2000
                                                                    Business Services, Ernst & Young LLP


                           DIRECTOR
NAME                        SINCE
----                       --------
Stewart Polakov..........      --
Edwin R. Raquel..........      --
Mallary L. Reznik........      --
Stephen J. Stone.........      --
Edward T. Texeria........      --


---------------

* Also serves as a director

     The Company does not have an audit committee and relies on the Audit Committee of the Board of Directors of AIG.

EXECUTIVE COMPENSATION

     The Company's executive officers provide services for the Company, its subsidiaries and, for certain officers, its affiliates. Allocations have been made to the Company and its subsidiaries based upon each individual's time devoted to his or her duties for the Company and its subsidiaries. All compensation information provided under this Item 11 is based on these allocations.

     The following table sets forth allocable compensation awarded to, earned by or paid to the Company's chief executive officer and four other most highly compensated executive officers for the years ended December 31, 2004, 2003 and 2002:

                           SUMMARY COMPENSATION TABLE


                                                                          LONG TERM COMPENSATION
                                          ANNUAL COMPENSATION           ---------------------------
                                   ----------------------------------     SECURITIES
NAME AND                                                 OTHER ANNUAL     UNDERLYING        LTIP         ALL OTHER      SICO LTIP
PRINCIPAL POSITION          YEAR    SALARY    BONUS(1)   COMPENSATION   OPTIONS (#)(2)   PAYOUTS(3)   COMPENSATION(4)   AWARDS(5)
------------------          ----   --------   --------   ------------   --------------   ----------   ---------------   ---------
Jay S. Wintrob............  2004   $ 84,500   $104,000     $21,580           6,500        $194,526      $    5,068      $341,484
  Chief Executive Officer   2003     86,125     71,500      18,330          10,400         183,365           3,041            --
                            2002    316,050    215,600      56,840          19,600         719,992       2,467,413       907,088
Jana W. Greer.............  2004    329,648    517,634          --           6,762         417,973          18,109       695,051
  President                 2003    318,000    371,353          --          10,560         327,366          17,208            --
                            2002    220,789    111,250          --           4,005         363,902       2,014,889       556,054
Peter A. Harbeck..........  2004    254,567    442,500          --           7,500         364,920          14,475       531,927
  President & Chief
  Executive                 2003    331,250    390,000          --          13,000         389,782          18,950            --
  Officer, Asset
  Management                2002    223,269    160,000      50,000           6,500         444,581       1,512,950       590,070
N. Scott Gillis...........  2004     69,863     65,138          --           1,782          36,437           5,360       170,217
  Senior Vice President
  and                       2003     69,317     58,050          --           3,240          24,726           6,448            --
  Chief Financial Officer   2002     61,027     71,750          --           2,460          49,230         169,465       104,361
Christine A. Nixon........  2004     92,250     50,840          --           2,009          20,997           7,558        64,619
  Senior Vice President,
  General                   2003     89,038     39,600          --           3,600          15,860           7,889            --
  Counsel and Secretary     2002     46,142     27,900          --           1,395          14,839          65,863        57,387


---------------

(1) Amounts represent year-end and bonuses paid quarterly pursuant to a quarterly bonus program sponsored by AIG and marketing incentives.

(2) Amounts represent the number of shares of common stock of AIG subject to options granted during the year indicated.

(3) Amounts shown represent payments under the Company's 2000 and 2001 Five-Year Deferred Bonus Plans. Awards were granted under these plans in 2000 and 2001 and additional grants are not anticipated. Each award pays out in 20% installments over five years of continued employment. The last installment is to be paid in 2006.

(4) Amounts shown primarily represent Company matching contributions under the 401(k) Plan and the Executive Savings Plan. Additionally, the 2002 amounts shown for Mr. Wintrob, Ms. Greer, Mr. Harbeck, Mr. Gillis and Ms. Nixon include allocated retention bonuses awarded in connection with the acquisition of SunAmerica Inc. by AIG consummated on January 1, 1999.

(5) The SICO LTIP awards were granted by Starr International Company, Inc. pursuant to its Deferred Compensation Profit Participation Plan (the "SICO Plan").

     The following table summarizes certain information with respect to the allocable portion of grants of options to purchase AIG common stock which were granted during 2004 to the individuals named in the Summary Compensation Table.

                             OPTION GRANTS IN 2004

                                                                                                     POTENTIAL REALIZABLE VALUE*
                                                           PERCENTAGE OF                              AT ASSUMED ANNUAL RATES OF
                                              NUMBER OF    TOTAL OPTIONS                                STOCK APPRECIATION FOR
                                              SECURITIES   GRANTED TO AIG   EXERCISE                         OPTION TERM
                                  DATE OF     UNDERLYING     EMPLOYEES      PRICE PER   EXPIRATION   ----------------------------
NAME                               GRANT      OPTIONS(1)   DURING 2004(2)     SHARE        DATE      5 PERCENT(3)   10 PERCENT(4)
----                             ----------   ----------   --------------   ---------   ----------   ------------   -------------
Jay S. Wintrob.................  12/16/2004     6,500           0.19%        $64.47      12/16/14      $263,510       $667,875
Jana W. Greer..................  12/16/2004     6,762           0.20%         64.47      12/16/14       274,131        694,795
Peter A. Harbeck...............  12/16/2004     7,500           0.22%         64.47      12/16/14       304,050        770,625
N. Scott Gillis................  12/16/2004     1,782           0.05%         64.47      12/16/14        72,242        183,101
Christine A. Nixon.............  12/16/2004     2,009           0.06%         64.47      12/16/14        81,445        206,425

---------------

 * Options would have no realizable value if there were no appreciation or if there were depreciation from the price at which options were granted.

(1) All options relate to shares of common stock of AIG and were granted pursuant to AIG's Amended and Restated 1999 Stock Option Plan at an exercise price equal to the fair market value of such stock at the date of grant. The option grants in 2004 provide that 25 percent of the options granted on any date become exercisable on each anniversary date in each of the successive four years and expire ten years from the date of grant.

(2) It is impractical to determine the percent the grant represents of total options granted to the Company's employees, since the Company has no employees. The percentage is provided with regard to options granted to employees of AIG and its subsidiaries.

(3) The appreciated price per share at 5 percent is $105.01 per share.

(4) The appreciated price per share at 10 percent is $167.22 per share.

     The following table summarizes certain information with respect to the allocable exercise of options to purchase AIG common stock during 2004 by the individuals named in the Summary Compensation Table and the allocable unexercised options to purchase AIG common stock held by such individuals at December 31, 2004 based on the allocations described above.


      AGGREGATED OPTION EXERCISES DURING THE YEAR ENDED DECEMBER 31, 2004


                      AND DECEMBER 31, 2004 OPTION VALUES


                                                                                 NUMBER OF
                                                                           SECURITIES UNDERLYING         VALUE OF UNEXERCISED
                                                                          UNEXERCISED OPTIONS AT        IN-THE-MONEY OPTIONS AT
                                              SHARES                         DECEMBER 31, 2004           DECEMBER 31, 2004(2)
                                            ACQUIRED ON      VALUE      ---------------------------   ---------------------------
NAME                                         EXERCISE     REALIZED(1)   EXERCISABLE   UNEXERCISABLE   EXERCISABLE   UNEXERCISABLE
----                                        -----------   -----------   -----------   -------------   -----------   -------------
Jay S. Wintrob............................    21,101      $1,368,055       95,143        21,288       $ 4,474,328      $98,683
Jana W. Greer.............................    53,023       3,315,702      259,354        61,642        11,565,498       87,719
Peter A. Harbeck..........................    14,428         710,616       57,373        45,471         1,464,499       94,203
N. Scott Gillis...........................     1,144          50,969       12,170         8,937           275,270       30,452
Christine A. Nixon........................     3,549         203,628       12,983         9,364           377,754       34,657


---------------

(1) Aggregate market value on date of exercise (closing sale price as reported in the New York Stock Exchange Composite Transactions Report) less aggregate exercise price.

(2) Aggregate market value on December 31, 2004 (closing sale price as reported in the New York Stock Exchange Composite Transactions Report) less aggregate exercise price.

     The following table summarizes certain information with respect to benefits granted under the SICO Plan which were granted during 2002 (with respect to the 2003-2004 period) to the individuals named in the Summary Compensation Table.


                       SICO LONG-TERM INCENTIVE PLANS(1)


                                                               NUMBER    UNIT AWARD      ESTIMATED
NAME                                                          OF UNITS     PERIOD      FUTURE PAYOUTS
----                                                          --------   ----------   ----------------
Jay S. Wintrob..............................................    325      Two years        5,200 shares
Jana W. Greer...............................................    882      Two years       10,584 shares
Peter A. Harbeck............................................    675      Two years        8,100 shares
N. Scott Gillis.............................................    216      Two years        2,592 shares
Christine A. Nixon..........................................    123      Two years          984 shares

---------------

(1) Awards represent grants of units under the SICO Plan with respect to the two-year period from January 1, 2003 through December 31, 2004. The SICO Plan contains neither threshold amounts nor maximum payout limitations. The number of shares of AIG common stock, if any, allocated to a unit for the benefit of a participant in the SICO Plan is primarily dependent upon two factors: the growth in future earnings of AIG during the unit award period and the book value of AIG at the end of the award period. Prior to earning the right to payout, the participant is not entitled to any equity interest with respect to such shares, and the shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries prior to normal retirement age other than by death or disability.

EMPLOYEE BENEFIT PLANS

     The Company participates in several employee benefit plans sponsored by AIG.

     RETIREMENT PLANS: The American International Group, Inc. Retirement Plan (the "AIG Plan") is a non-contributory, qualified, defined benefit plan. For employees of AIGRS and its subsidiaries, the formula equals .925% times Average Final Compensation (defined as the average annual compensation, which includes base pay and sales commissions, subject to limitations for certain highly compensated employees imposed by law, during the three consecutive years in the last ten years of credited service affording the highest such average) up to 150% of the employee's "covered compensation" (the average of the Social Security Wage Bases during the 35 years preceding the Social Security retirement age), plus 1.425% times Average Final Compensation in excess of 150% of the employee's "covered compensation" times years of credited service up to 35 years; plus 1.425% times Average Final Compensation times years of credited service in excess of 35 years but limited to 44 years.

     AIG also has in place the AIG Excess Retirement Income Plan ("AIG Excess Plan") for employees participating in the AIG Plan whose benefits under the AIG Plan are limited by applicable tax laws. The AIG Excess Plan provides benefits in excess of the AIG Plan benefits determined as if the benefit under the AIG Plan has been calculated without the limitations imposed by applicable tax laws. The AIG Excess Plan is a nonqualified, unfunded plan.

     AIG also has approved a Supplemental Executive Retirement Plan ("AIG SERP") which provides annual benefits to certain employees of AIGRS and its subsidiaries, not to exceed 60% of Average Final Compensation, that accrue at a rate of 2.4% of Average Final Compensation for each year of service or fraction thereof for each full month of active employment. The benefit payable under the AIG SERP is reduced by payments from the AIG Plan, the AIG Excess Plan, Social Security and any payments from a qualified pension plan of a prior employer.

     Annual amounts of normal retirement pension commencing at normal retirement age of 65 based upon Average Final Compensation and credited service under the AIG Plan and the AIG Excess Plan are illustrated in the following table:

                       ESTIMATED ANNUAL PENSION AT AGE 65

AVERAGE FINAL
COMPENSATION    10 YEARS   15 YEARS   20 YEARS   25 YEARS   30 YEARS   35 YEARS    40 YEARS
-------------   --------   --------   --------   --------   --------   --------   ----------
 $  125,000     $ 14,341   $ 21,512   $ 28,682   $ 35,853   $ 43,024   $ 50,194   $   59,100
 $  150,000       17,904     26,856     35,807     44,759     53,711     62,663       73,350
 $  175,000       21,466     32,199     42,932     53,666     64,399     75,132       87,600
 $  200,000       25,029     37,543     50,057     62,572     75,086     87,600      101,850
 $  225,000       28,591     42,887     57,182     71,478     85,774    100,069      116,100
 $  250,000       32,154     48,231     64,307     80,384     96,461    112,538      130,350
 $  300,000       39,279     58,918     78,557     98,197    117,836    137,475      158,850
 $  375,000       49,966     74,949     99,932    124,916    149,899    174,882      201,600
 $  400,000       53,529     80,293    107,057    133,822    160,586    187,350      215,850
 $  500,000       67,779    101,668    135,557    169,447    203,336    237,225      272,850
 $  750,000      103,404    155,106    206,807    258,509    310,211    361,913      415,350
 $1,000,000      139,029    208,543    278,057    347,572    417,086    486,600      557,850
 $1,200,000      167,529    251,293    335,057    418,822    502,586    586,350      671,850
 $1,400,000      196,029    294,043    392,057    490,072    588,086    686,100      785,850
 $1,600,000      224,529    336,793    449,057    561,322    673,586    785,850      899,850
 $1,800,000      253,029    379,543    506,057    632,572    759,086    885,600    1,013,850
 $2,000,000      281,529    422,293    563,057    703,822    844,586    985,350    1,127,850


     Each of the individuals named in the Summary Compensation Table have 2.0 years of credited service (under both plans) through December 31, 2004. Pensionable salary includes the regular salary paid by AIG and its subsidiaries and does not include amounts attributable to supplementary bonuses or overtime pay. For such named individuals, pensionable salary allocable to the Company during 2004 was as follows: Mr. Wintrob - $84,500; Ms. Greer - $329,648; Mr. Harbeck - $339,423; Mr. Gillis - $69,863; and Ms. Nixon - $92,250.


     Employees of AIGRS and its subsidiaries participate in the American International Group, Inc. Incentive Savings Plan (the "Incentive Savings Plan"), a 401(k) plan established by AIG which includes salary reduction contributions by employees and matching contributions. Matching contributions vary based on the number of years the employee has been employed.

COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

     The Board of Directors of the Company does not have a Compensation Committee. Compensation decisions regarding the Chief Executive Officer are made by AIG. Compensation decisions regarding other executive officers are made by the Chief Executive Officer.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

     The Company is an indirect wholly owned subsidiary of American International Group, Inc.

     The number of shares of AIG common stock beneficially owned as of January 31, 2005, by directors, executive officers named in the Summary Compensation Table (as set forth in Item 11) and directors and executive officers as a group were as follows:


                                                                 AIG COMMON STOCK
                                                               --------------------
                                                               AMOUNT AND NATURE OF
                                                               BENEFICIAL OWNERSHIP
DIRECTOR OR EXECUTIVE OFFICER                                      (1)(2)(3)(5)
-----------------------------                                  --------------------
Jay S. Wintrob(4)...........................................        2,087,506
James R. Belardi............................................          861,222
Marc H. Gamsin..............................................          140,616
N. Scott Gillis.............................................           47,439
Jana W. Greer...............................................          304,877
Peter A. Harbeck............................................          132,846
Christine A. Nixon..........................................           33,003
All Directors and Executive Officers as a Group.............        3,607,509

---------------

(1) The number of shares of AIG common stock owned by each individual and by all directors and executive officers as a group represents less than 1% of the outstanding shares of AIG common stock.


(2) The number of shares of AIG common stock shown includes shares with respect to which the individual shares voting and investment power as follows: Mr. Belardi - 237 shares with his spouse; Ms. Greer - 39,105 shares with co-trustee.



(3) The number of shares of AIG common stock shown includes shares subject to options which may be exercised within 60 days as follows: Mr.
    Wintrob - 741,870; Mr. Belardi - 305,397; Ms. Greer - 265,772; Mr.
    Gillis - 46,575; Mr. Gamsin - 140,216; Mr. Harbeck - 78,122; Ms.
    Nixon - 32,790; and all directors and executive officers as a group - 1,610,742.


(4) Mr. Wintrob holds equity securities of C.V. Starr & Co., Inc. of 750 shares of Common Stock and 3,750 shares of various series of Preferred Stock.


(5) The number of shares of AIG common stock shown excludes the following shares owned by members of the named individual's immediate family as to which such individual has disclaimed beneficial ownership: Mr. Wintrob - 4,009 shares held by various family members.


CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS


     During 2004, the Company paid cash dividends to its shareholder aggregating $2.5 million and received a capital contribution of 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). This capital contribution increased the Company's equity by $150,653,000.


     Beginning in 2004, the Company and its subsidiaries are included in the consolidated federal income tax return of its ultimate parent, AIG. The Company is a party to a written agreement (the "Tax Sharing Agreement") with AIG setting forth the manner in which the total consolidated U.S. Federal income tax is allocated to each entity that joins in the consolidated return. The Tax Sharing Agreement provides that AIG agrees not to charge us a greater portion of the consolidated tax liability than would have been paid by us had the Company filed a separate federal income tax return. Additionally, AIG agrees to reimburse the Company for any tax benefits arising out of net losses or tax credits, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which such losses or tax credits are utilized by AIG.

     The Company paid commissions totaling $60,674,000 in 2004 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities Inc. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products amounting to approximately 23% of deposits in 2004. Of the Company's mutual fund sales, approximately 25% were distributed by these affiliated broker-dealers in 2004.

     On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,537,000 in 2004.

     On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,074,000 in 2004 and are net of certain administrative costs incurred by VALIC of $2,593,000.

     Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from the Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $148,554,000 in 2004.

     The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,712,000 in 2004. Additionally, the Company incurred $1,113,000 of management fees to an affiliate of the Company to administer its securities lending program for 2004.

FINANCIAL STATEMENTS

     The consolidated financial statements of AIG SunAmerica Life Assurance Company which are included in this prospectus should be considered only as bearing on the ability AIG SunAmerica Life to meet its obligations with respect to amounts allocated to the fixed investment options and with respect to the death and other living benefits and our assumption of the mortality and expense risks and the risks that withdrawal charge will not be sufficient to cover the cost of distributing the contracts. They should not be considered as bearing on the investment performance of the variable Portfolios. The value of the variable Portfolios is affected primarily by the performance of the underlying investments.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of

AIG SunAmerica Life Assurance Company:


     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PricewaterhouseCoopers LLP
Los Angeles, California
April 15, 2005

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET


                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2004           2003
                                                              ------------   ------------
                                                                    (IN THOUSANDS)
Assets
Investments and cash:
  Cash and short-term investments...........................  $   201,117    $   133,105
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: December 31, 2004,
    $5,007,868; December 31, 2003, $5,351,183)..............    5,161,027      5,505,800
  Mortgage loans............................................      624,179        716,846
  Policy loans..............................................      185,958        200,232
  Mutual funds..............................................        6,131         21,159
  Common stocks available for sale, at fair value (cost:
    December 31, 2004, $4,876; December 31, 2003, $635).....        4,902            727
  Real estate...............................................       20,091         22,166
  Securities lending collateral.............................      883,792        514,145
  Other invested assets.....................................       38,789         10,453
                                                              -----------    -----------
  Total investments and cash................................    7,125,986      7,124,633
Variable annuity assets held in separate accounts...........   22,612,451     19,178,796
Accrued investment income...................................       73,769         74,647
Deferred acquisition costs..................................    1,349,089      1,268,621
Other deferred expenses.....................................      257,781        236,707
Income taxes currently receivable from Parent...............        9,945         15,455
Receivable from brokers for sales of securities.............          161             --
Goodwill....................................................       14,038         14,038
Other assets................................................       52,795         58,830
                                                              -----------    -----------
Total Assets................................................  $31,496,015    $27,971,727
                                                              ===========    ===========


          See accompanying notes to consolidated financial statements.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2004           2003
                                                              ------------   ------------
                                                                    (IN THOUSANDS)
Liabilities and Shareholder's Equity
Reserves, payables and accrued liabilities:
  Reserves for fixed annuity and fixed accounts of variable
    annuity contracts.......................................  $ 3,948,158    $ 4,274,329
  Reserves for universal life insurance contracts...........    1,535,905      1,609,233
  Reserves for guaranteed investment contracts..............      215,331        218,032
  Reserves for guaranteed benefits..........................       76,949         12,022
  Securities lending payable................................      883,792        514,145
  Due to affiliates.........................................       21,655         19,289
  Payable to brokers........................................           --          1,140
  Other liabilities.........................................      190,198        247,435
                                                              -----------    -----------
  Total reserves, payables and accrued liabilities..........    6,871,988      6,895,625
Variable annuity liabilities related to separate accounts...   22,612,451     19,178,796
Subordinated notes payable to affiliates....................           --         40,960
Deferred income taxes.......................................      257,532        242,556
                                                              -----------    -----------
Total liabilities...........................................   29,741,971     26,357,937
                                                              -----------    -----------
Shareholder's equity:
  Common stock..............................................        3,511          3,511
  Additional paid-in capital................................      758,346        709,246
  Retained earnings.........................................      919,612        828,423
  Accumulated other comprehensive income....................       72,575         72,610
                                                              -----------    -----------
  Total shareholder's equity................................    1,754,044      1,613,790
                                                              -----------    -----------
Total Liabilities and Shareholder's Equity..................  $31,496,015    $27,971,727
                                                              ===========    ===========


          See accompanying notes to consolidated financial statements.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2004       2003       2002
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
Revenues:
  Fee income:
    Variable annuity policy fees, net of reinsurance........  $369,141   $281,359   $286,919
    Asset management fees...................................    89,569     66,663     66,423
    Universal life insurance fees, net of reinsurance.......    33,899     35,816     36,253
    Surrender charges.......................................    26,219     27,733     32,507
    Other fees..............................................    15,753     15,520     21,900
                                                              --------   --------   --------
      Total fee income......................................   534,581    427,091    444,002
Investment income...........................................   363,594    402,923    387,355
Net realized investment losses..............................   (23,807)   (30,354)   (65,811)
                                                              --------   --------   --------
Total revenues..............................................   874,368    799,660    765,546
                                                              ========   ========   ========
Benefits and Expenses:
Interest expense:
  Fixed annuity and fixed accounts of variable annuity
    contracts...............................................   140,889    153,636    142,973
  Universal life insurance contracts........................    73,745     76,415     80,021
  Guaranteed investment contracts...........................     6,034      7,534     11,267
  Subordinated notes payable to affiliates..................     2,081      2,628      3,868
                                                              --------   --------   --------
Total interest expense......................................   222,749    240,213    238,129
Amortization of bonus interest..............................    10,357     19,776     16,277
General and administrative expenses.........................   131,612    119,093    115,210
Amortization of deferred acquisition costs and other
  deferred expenses.........................................   157,650    160,106    222,484
Annual commissions..........................................    64,323     55,661     58,389
Claims on universal life contracts, net of reinsurance
  recoveries................................................    17,420     17,766     15,716
Guaranteed minimum death benefits, net of reinsurance
  recoveries................................................    58,756     63,268     67,492
                                                              --------   --------   --------
Total benefits and expenses.................................   662,867    675,883    733,697
                                                              ========   ========   ========
Pretax Income Before Cumulative Effect of Accounting
  Change....................................................   211,501    123,777     31,849
Income tax expense..........................................     6,410     30,247        160
                                                              --------   --------   --------
Net Income Before Cumulative Effect of Accounting Change....   205,091     93,530     31,689
Cumulative effect of accounting change, net of tax..........   (62,589)        --         --
                                                              --------   --------   --------
Net Income..................................................  $142,502   $ 93,530   $ 31,689
                                                              ========   ========   ========
Other Comprehensive Income (Loss),
  Net of Tax:
  Net unrealized gains (losses) on debt and equity
    securities available for sale identified in the current
    period less related amortization of deferred acquisition
    costs and other deferred expenses.......................  $(20,487)  $ 67,125   $ 20,358
  Less reclassification adjustment for net realized losses
    included in net income..................................    19,263     19,194     52,285
  Net unrealized gains (losses) on foreign currency.........     1,170         --         --
  Change related to cash flow hedges........................        --         --     (2,218)
  Income tax (benefit) expense..............................        19    (30,213)   (24,649)
                                                              --------   --------   --------
Other Comprehensive Income (Loss)...........................       (35)    56,106     45,776
                                                              --------   --------   --------
Comprehensive Income........................................  $142,467   $149,636   $ 77,465
                                                              ========   ========   ========


          See accompanying notes to consolidated financial statements.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                    YEARS ENDED DECEMBER 31,
                                                              -------------------------------------
                                                                2004         2003          2002
                                                              ---------   -----------   -----------
                                                                         (IN THOUSANDS)
Cash Flow from Operating Activities:
Net income..................................................  $ 142,502   $    93,530   $    31,689
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Cumulative effect of accounting change, net of tax........     62,589            --            --
  Interest credited to:
    Fixed annuity and fixed accounts of variable annuity
     contracts..............................................    140,889       153,636       142,973
    Universal life insurance contracts......................     73,745        76,415        80,021
    Guaranteed investment contracts.........................      6,034         7,534        11,267
  Net realized investment losses............................     23,807        30,354        65,811
  Accretion of net discounts on investments.................     (1,277)       (9,378)       (2,412)
  Loss on other invested assets.............................        572         2,859         3,932
  Amortization of deferred acquisition costs and other
    expenses................................................    168,007       179,882       238,761
  Acquisition costs deferred................................   (246,033)     (212,251)     (204,833)
  Other expenses deferred...................................    (62,906)      (70,158)      (77,602)
  Depreciation of fixed assets..............................      1,619         1,718           860
  Provision for deferred income taxes.......................     49,337      (129,591)      106,044
  Change in:
    Accrued investment income...............................        878           679        13,907
    Other assets............................................      4,416       (12,349)        4,736
    Income taxes currently payable to/receivable from
     Parent.................................................      5,157       148,898       (43,629)
    Due from/to affiliates..................................      2,366       (36,841)       (7,743)
    Other liabilities.......................................      7,485        10,697        (7,143)
  Other, net................................................      2,284        14,885        10,877
                                                              ---------   -----------   -----------
Net Cash Provided by Operating Activities...................    381,471       250,519       367,516
                                                              ---------   -----------   -----------
Cash Flows from Investing Activities:
Purchases of:
  Bonds, notes and redeemable preferred stocks..............   (964,705)   (2,078,310)   (2,403,362)
  Mortgage loans............................................    (31,502)      (44,247)     (128,764)
  Other investments, excluding short-term investments.......    (33,235)      (20,266)      (65,184)
Sales of:
  Bonds, notes and redeemable preferred stocks..............    383,695     1,190,299       849,022
  Other investments, excluding short-term investments.......     22,283        12,835           825
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks..............    898,682       994,014       615,798
  Mortgage loans............................................    125,475        67,506        82,825
  Other investments, excluding short-term investments.......     10,915        72,970       114,347
                                                              ---------   -----------   -----------
Net Cash Provided By (Used in) Investing Activities.........  $ 411,608   $   194,801   $  (934,493)
                                                              =========   ===========   ===========


          See accompanying notes to consolidated financial statements.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                                                     YEARS ENDED DECEMBER 31,
                                                              --------------------------------------
                                                                 2004          2003          2002
                                                              -----------   -----------   ----------
                                                                          (IN THOUSANDS)
Cash Flow from Financing Activities:
Deposits received on:
  Fixed annuity and fixed accounts of variable annuity
    contracts...............................................  $ 1,360,319   $ 1,553,000   $1,731,597
  Universal life insurance contracts........................       45,183        45,657       49,402
Net exchanges from the fixed accounts of variable annuity
  contracts.................................................   (1,332,240)   (1,108,030)    (503,221)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable annuity
    contracts...............................................     (458,052)     (464,332)    (529,466)
  Universal life insurance contracts........................      (69,185)      (61,039)     (68,444)
  Guaranteed investment contracts...........................       (8,614)     (148,719)    (135,084)
Claims and annuity payments, net of reinsurance, on:
  Fixed annuity and fixed accounts of variable annuity
    contracts...............................................     (108,691)     (109,412)     (98,570)
  Universal life insurance contracts........................     (105,489)     (111,380)    (100,995)
Net receipt from (repayments of) other short-term
  financings................................................      (41,060)       14,000           --
Net payment related to a modified coinsurance transaction...       (4,738)      (26,655)     (30,282)
Capital contribution received from Parent...................           --            --      200,000
Dividends paid to Parent....................................       (2,500)      (12,187)     (10,000)
                                                              -----------   -----------   ----------
Net Cash (Used in) Provided by Financing Activities.........     (725,067)     (429,097)     504,937
                                                              -----------   -----------   ----------
Net Increase (Decrease) in Cash and Short-term
  Investments...............................................       68,012        16,223      (62,040)
Cash and Short-term Investments at Beginning of Period......      133,105       116,882      178,922
                                                              -----------   -----------   ----------
Cash and Short-term Investments at End of Period............  $   201,117   $   133,105   $  116,882
                                                              ===========   ===========   ==========
Supplemental Cash Flow Formation:
Interest paid on indebtedness...............................  $     2,081   $     2,628   $    3,868
                                                              ===========   ===========   ==========
Net income taxes (received) paid to Parent..................  $   (47,749)  $    10,989   $    5,856
                                                              ===========   ===========   ==========


          See accompanying notes to consolidated financial statements.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION

    AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products.

    The Company changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.


    Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. Assets, liabilities and shareholder's equity at December 31, 2003 were restated to include $190,605,000, $39,952,000 and $150,653,000, respectively, of SAAMCo balances. Similarly, the results of operations and cash flows for the years ended December 31, 2003 and 2002 have been restated for the addition and subtraction to pretax income of $16,345,000 and $4,464,000 to reflect the SAAMCo activity. Prior to this capital contribution to the Company, SAAMCo distributed certain investments with a tax effect of $49,100,000 which was indemnified by its then parent, SALIC. See Note 10 of the Notes to Consolidated Financial Statements.


    SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, are included in the Company's asset management segment (see Note 13). These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

    The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.


    Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 24.8% of deposits in the year ended December 31, 2004, 14.6% of deposits in the year ended December 31, 2003 and 11.9% of deposits in the year ended December 31, 2002. No other independent selling organization was responsible for 10% or more of deposits for any such period. One independent selling organization in the asset management operations represented 16.0% of deposits in the year ended December 31, 2004 and 10.8% of deposits in the year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

    statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

    INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

    Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, deferred other expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

    Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

    Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $862,481,000 and $502,885,000 as of December 31, 2004 and 2003, respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet as of December 31, 2004 and 2003, respectively. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.


    Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits and Guaranteed Minimum Withdrawal ("GMWB") benefits (see Note 7). Limited partnerships are carried at cost. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.


    Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

    The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairments writedowns totaled $21,050,000, $54,092,000 and $57,273,000 in the years ending December 31, 2004, 2003 and
    2002.

    DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

    The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as component of accumulated other comprehensive income in shareholder's equity.

    Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

    Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

    The Company issues certain variable annuity products that offer an optional GMAV and GMWB living benefit. If elected by the contract holder at the time of contract issuance, the GMAV feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. If elected by the contract holder at the time of contract issuance, the GMWB feature guarantees an annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days, adjusted for any subsequent withdrawals. There is a separate charge to the contract holder for these features. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV and GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

    Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other liabilities in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded through investment income.

    DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

    DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

    The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10%

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

    performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

    As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

    The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.


    OTHER DEFERRED EXPENSES: The annuity operations currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company previously deferred these expenses as part of DAC and reported the amortization of such amounts as part of DAC amortization. Upon implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), the Company reclassified $155,695,000 of these expenses from DAC to other deferred expenses, which is reported on the consolidated balance sheet. The prior period consolidated balance sheet and consolidated statements of income and comprehensive income presentation has been reclassified to conform to the new presentation. See Recently Issued Accounting Standards below.


    The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

    The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.


    VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.


    GOODWILL: Goodwill amounted to $14,038,000 (net of accumulated amortization of $18,838,000) at December 31, 2004 and 2003. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2004 and 2003, and has determined that no impairment provision is necessary.


    RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GICS: Reserves for fixed annuity, Fixed Options, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97,

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

    "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.


    RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit and guaranteed minimum income benefits are accounted for in accordance with SOP 03-1. See Recently Issued Accounting Standards below.



    FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees, commissions and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned with net retained commissions are recognized as income on a trade date basis.


    INCOME TAXES: Prior to the 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

    RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

3.  INVESTMENTS

    The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:


                                                                  AMORTIZED    ESTIMATED
                                                                     COST      FAIR VALUE
                                                                  ----------   ----------
                                                                      (IN THOUSANDS)
    At December 31, 2004:
    U.S. government securities..................................  $   28,443   $   30,300
    Mortgage-backed securities..................................     926,274      956,567
    Securities of public utilities..............................     321,381      332,038
    Corporate bonds and notes...................................   2,797,943    2,902,829
    Redeemable preferred stocks.................................      20,140       21,550
    Other debt securities.......................................     913,687      917,743
                                                                  ----------   ----------
      Total.....................................................  $5,007,868   $5,161,027
                                                                  ==========   ==========

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

3.  INVESTMENTS (Continued)



                                                                  AMORTIZED    ESTIMATED
                                                                     COST      FAIR VALUE
                                                                  ----------   ----------
                                                                      (IN THOUSANDS)
    At December 31, 2003:
    U.S. government securities..................................  $   22,393   $   24,292
    Mortgage-backed securities..................................   1,148,452    1,191,817
    Securities of public utilities..............................     352,998      365,150
    Corporate bonds and notes...................................   2,590,254    2,697,142
    Redeemable preferred stocks.................................      21,515       22,175
    Other debt securities.......................................   1,215,571    1,205,224
                                                                  ----------   ----------
      Total.....................................................  $5,351,183   $5,505,800
                                                                  ==========   ==========


    At December 31, 2004, bonds, notes and redeemable preferred stocks included $386,426,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 19%, 16%, 16% and 10% concentrated in telecommunications, utilities, financial institutions and noncyclical consumer products industries, respectively. No other industry concentration constituted more than 10% of these assets.

    At December 31, 2004, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 27%, 11% and 10% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and Massachusetts, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

    At December 31, 2004, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $40,051,000 of bonds.

    As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

    The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

    At December 31, 2004, $10,505,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

    At December 31, 2004, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

    The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2004, follow:


                                                                  AMORTIZED    ESTIMATED
                                                                     COST      FAIR VALUE
                                                                  ----------   ----------
                                                                      (IN THOUSANDS)
    Due in one year or less.....................................  $  278,939   $  281,954
    Due after one year through five years.......................   2,076,145    2,138,574
    Due after five years through ten years......................   1,299,345    1,339,499
    Due after ten years.........................................     427,165      444,433
    Mortgage-backed securities..................................     926,274      956,567
                                                                  ----------   ----------
      Total.....................................................  $5,007,868   $5,161,027
                                                                  ==========   ==========


    Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

3.  INVESTMENTS (Continued)

    Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:


                                                                    GROSS        GROSS
                                                                  UNREALIZED   UNREALIZED
                                                                    GAINS        LOSSES
                                                                  ----------   ----------
                                                                      (IN THOUSANDS)
    At December 31, 2004:
    U.S. government securities..................................   $  1,857     $     --
    Mortgage-backed securities..................................     32,678       (2,385)
    Securities of public utilities..............................     11,418         (761)
    Corporate bonds and notes...................................    118,069      (13,183)
    Redeemable preferred stocks.................................      1,410           --
    Other debt securities.......................................     14,871      (10,815)
                                                                   --------     --------
      Total.....................................................   $180,303     $(27,144)
                                                                   ========     ========



                                                                    GROSS        GROSS
                                                                  UNREALIZED   UNREALIZED
                                                                    GAINS        LOSSES
                                                                  ----------   ----------
                                                                      (IN THOUSANDS)
    At December 31, 2003:
    U.S. government securities..................................   $  1,898     $     --
    Mortgage-backed securities..................................     46,346       (2,980)
    Securities of public utilities..............................     13,467       (1,315)
    Corporate bonds and notes...................................    127,996      (21,108)
    Redeemable preferred stocks.................................        660           --
    Other debt securities.......................................     24,366      (34,713)
                                                                   --------     --------
      Total.....................................................   $214,733     $(60,116)
                                                                   ========     ========


    Gross unrealized gains on equity securities aggregated $26,000 at December 31, 2004 and $112,000 at December 31, 2003. There were no unrealized losses on equity securities at December 31, 2004 and gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003.

    The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 and 2003.


                                       LESS THAN 12 MONTHS              12 MONTHS OR MORE                      TOTAL
                                  -----------------------------   -----------------------------   -------------------------------
                                    FAIR     UNREALIZED             FAIR     UNREALIZED              FAIR      UNREALIZED
                                   VALUE        LOSS      ITEMS    VALUE        LOSS      ITEMS     VALUE         LOSS      ITEMS
                                  --------   ----------   -----   --------   ----------   -----   ----------   ----------   -----
                                                                      (DOLLARS IN THOUSANDS)
    December 31, 2004
    Mortgage-backed
      securities...............   $125,589    $ (1,282)     23    $ 40,275    $ (1,103)     9     $  165,864    $ (2,385)     32
    Securities of public
      utilities................     46,249        (761)      9           0           0      0         46,249        (761)      9
    Corporate bonds and
      notes....................    487,923      (7,418)     86      87,194      (5,765)    15        575,117     (13,183)    101
    Other debt securities......    207,378      (4,062)     36      79,782      (6,753)    12        287,160     (10,815)     48
                                  --------    --------     ---    --------    --------     --     ----------    --------     ---
      Total....................   $867,139    $(13,523)    154    $207,251    $(13,621)    36     $1,074,390    $(27,144)    190
                                  ========    ========     ===    ========    ========     ==     ==========    ========     ===

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

3.  INVESTMENTS (Continued)


                                          LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                     -----------------------------   ----------------------------   -----------------------------
                                       FAIR     UNREALIZED            FAIR     UNREALIZED             FAIR     UNREALIZED
                                      VALUE        LOSS      ITEMS    VALUE       LOSS      ITEMS    VALUE        LOSS      ITEMS
                                     --------   ----------   -----   -------   ----------   -----   --------   ----------   -----
    December 31, 2003
    Mortgage-backed securities.....  $180,559    $ (2,882)     49    $13,080    $   (98)      6     $193,639    $ (2,980)     55
    Securities of public
      utilities....................    67,626      (1,315)      8         --         --      --       67,626      (1,315)      8
    Corporate bonds and notes......   276,373     (17,086)     54     30,383     (4,022)      5      306,756     (21,108)     59
    Other debt securities..........   302,230     (33,951)     54     41,523       (762)      5      343,753     (34,713)     59
                                     --------    --------     ---    -------    -------      --     --------    --------     ---
      Total........................  $826,788    $(55,234)    165    $84,986    $(4,882)     16     $911,774    $(60,116)    181
                                     ========    ========     ===    =======    =======      ==     ========    ========     ===

    Realized investment gains and losses on sales of investments are as follows:


                                                                     YEARS ENDED DECEMBER 31,
                                                                  ------------------------------
                                                                    2004       2003       2002
                                                                  --------   --------   --------
                                                                          (IN THOUSANDS)
    Bonds, Notes and Redeemable Preferred Stocks:
      Realized gains............................................  $ 12,240   $ 30,896   $ 25,013
      Realized losses...........................................   (12,623)   (11,818)   (32,865)
    Common Stocks:
      Realized gains............................................         5        561         --
      Realized losses...........................................      (247)      (117)      (169)


    The sources and related amounts of investment income are as follows:


                                                                     YEARS ENDED DECEMBER 31,
                                                                  ------------------------------
                                                                    2004       2003       2002
                                                                  --------   --------   --------
                                                                          (IN THOUSANDS)
    Short-term investments......................................  $  2,483   $  1,363   $  5,447
    Bonds, notes and redeemable preferred stocks................   293,258    321,493    305,480
    Mortgage loans..............................................    50,825     53,951     55,417
    Partnerships................................................       417       (478)    12,344
    Policy loans................................................    17,130     15,925     18,796
    Real estate.................................................      (202)      (331)      (276)
    Other invested assets.......................................     2,149     13,308     (7,496)
    Less: investment expenses...................................    (2,466)    (2,308)    (2,357)
                                                                  --------   --------   --------
      Total investment income...................................  $363,594   $402,923   $387,355
                                                                  ========   ========   ========


    Investment income was attributable to the following products:


                                                                     YEARS ENDED DECEMBER 31,
                                                                  ------------------------------
                                                                    2004       2003       2002
                                                                  --------   --------   --------
                                                                          (IN THOUSANDS)
    Fixed annuity contracts.....................................  $ 34,135   $ 37,762   $ 41,856
    Variable annuity contracts..................................   222,660    239,863    201,766
    Guaranteed investment contracts.............................    13,191     20,660     28,056
    Universal life insurance contracts..........................    92,645    100,019    105,878
    Asset management............................................       963      4,619      9,799
                                                                  --------   --------   --------
      Total.....................................................  $363,594   $402,923   $387,355
                                                                  ========   ========   ========


4.  FAIR VALUE OF FINANCIAL INSTRUMENTS

    The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

4.  FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

    assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

    The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

    CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

    BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

    MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

    POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

    MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

    COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

    PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

    VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.


    RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
    CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.


    RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

    SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

    VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

    SUBORDINATED NOTES TO/FROM AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

4.  FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

    The estimated fair values of the Company's financial instruments at December 31, 2004 and 2003 compared with their respective carrying values, are as follows:


                                                                   CARRYING        FAIR
                                                                     VALUE         VALUE
                                                                  -----------   -----------
                                                                       (IN THOUSANDS)
    December 31, 2004:
    Assets:
      Cash and short-term investments...........................  $   201,117   $   201,117
      Bonds, notes and redeemable preferred stocks..............    5,161,027     5,161,027
      Mortgage loans............................................      624,179       657,828
      Policy loans..............................................      185,958       185,958
      Mutual funds..............................................        6,131         6,131
      Common stocks.............................................        4,902         4,902
      Partnerships..............................................        1,084         1,084
      Securities lending collateral.............................      883,792       883,792
      Put options hedging guaranteed benefits...................       37,705        37,705
      Variable annuity assets held in separate accounts.........   22,612,451    22,612,451
    Liabilities:
      Reserves for fixed annuity and fixed accounts of variable
        annuity contracts.......................................  $ 3,948,158   $ 3,943,265
      Reserves for guaranteed investment contracts..............      215,331       219,230
      Securities lending payable................................      883,792       883,792
      Variable annuity liabilities related to separate
        accounts................................................   22,612,451    22,612,451



                                                                   CARRYING        FAIR
                                                                     VALUE         VALUE
                                                                  -----------   -----------
                                                                       (IN THOUSANDS)
    December 31, 2003:
    Assets:
      Cash and short-term investments...........................  $   133,105   $   133,105
      Bonds, notes and redeemable preferred stocks..............    5,505,800     5,505,800
      Mortgage loans............................................      716,846       774,758
      Policy loans..............................................      200,232       200,232
      Mutual funds..............................................       21,159        21,159
      Common stocks.............................................          727           727
      Partnerships..............................................        1,312         1,685
      Securities lending collateral.............................      514,145       514,145
      Put options hedging guaranteed benefits...................        9,141         9,141
      Variable annuity assets held in separate accounts.........   19,178,796    19,178,796
    Liabilities:
      Reserves for fixed annuity and fixed accounts of variable
        annuity contracts.......................................  $ 4,274,329   $ 4,225,329
      Reserves for guaranteed investment contracts..............      218,032       223,553
      Securities lending payable................................      514,145       514,145
      Variable annuity liabilities related to separate
        accounts................................................   19,178,796    19,178,796
      Subordinated note payable to affiliate....................       40,960        40,960

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

5.  DEFERRED ACQUISITION COSTS

    The following table summarizes the activity in deferred acquisition costs:


                                                                  YEARS ENDED DECEMBER 31,
                                                                  -------------------------
                                                                     2004          2003
                                                                  -----------   -----------
                                                                       (IN THOUSANDS)
    Balance at beginning of year................................  $1,268,621    $1,224,101
    Acquisition costs deferred..................................     246,033       212,250
    Effect of net unrealized gains (losses) on securities.......         267       (30,600)
    Amortization charged to income..............................    (126,142)     (137,130)
    Cumulative effect of SOP 03-1...............................     (39,690)           --
                                                                  ----------    ----------
    Balance at end of year......................................  $1,349,089    $1,268,621
                                                                  ==========    ==========


6.  OTHER DEFERRED EXPENSES

    The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:


                                                                   BONUS     DISTRIBUTION
                                                                  PAYMENTS      COSTS        TOTAL
                                                                  --------   ------------   --------
                                                                            (IN THOUSANDS)
    Year Ended December 31, 2004
    Balance at beginning of year................................  $155,695     $ 81,012     $236,707
    Expenses deferred...........................................    36,732       26,174       62,906
    Effect of net unrealized gains (losses) on securities.......        33           --           33
    Amortization charged in income..............................   (10,357)     (31,508)     (41,865)
                                                                  --------     --------     --------
    Balance at end of year......................................  $182,103     $ 75,678     $257,781
                                                                  ========     ========     ========
    Year Ended December 31, 2003
    Balance at beginning of year................................  $140,647     $ 72,054     $212,701
    Expenses deferred...........................................    38,224       31,934       70,158
    Effect of net unrealized gains (losses) on securities.......    (3,400)          --       (3,400)
    Amortization charged in income..............................   (19,776)     (22,976)     (42,752)
                                                                  --------     --------     --------
    Balance at end of year......................................  $155,695     $ 81,012     $236,707
                                                                  ========     ========     ========


7.  GUARANTEED BENEFITS

    The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as GMDB, GMAV, GMWB and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

    The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

7.  GUARANTEED BENEFITS (Continued)

    The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

    EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

    If available and elected by the contract holder, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. As there is a waiting period to annuitize using the GMIB, there are no policies eligible to receive this benefit at December 31, 2004. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

    GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under FAS 133, and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

    GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days adjusted for any subsequent withdrawals ("Eligible Premium"). These guaranteed annual withdrawals of up to 10% of Eligible Premium are available after either a three-year or a five-year waiting period as elected by the contract holder at time of contract issuance, without reducing the future amounts guaranteed. If no withdrawals have been made during the waiting period of three or five years, the contract holder will realize an additional 10% or 20%, respectively, of Eligible Premium after all other amounts guaranteed under this benefit have been paid. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

7.  GUARANTEED BENEFITS (Continued)

    Details concerning the Company's guaranteed benefit exposures as of December 31, 2004 are as follows:


                                                                                     HIGHEST SPECIFIED
                                                                   RETURN OF NET    ANNIVERSARY ACCOUNT
                                                                  DEPOSITS PLUS A       VALUE MINUS
                                                                      MINIMUM        WITHDRAWALS POST
                                                                      RETURN            ANNIVERSARY
                                                                  ---------------   -------------------
                                                                          (DOLLARS IN MILLIONS)
    In the event of death (GMDB and EEB):
      Account value.............................................    $    12,883           $12,890
      Net amount at risk(a).....................................    $       933           $ 1,137
      Average attained age of contract holders..................             67                64
      Range of guaranteed minimum return rates..................          0%-5%                0%
    At annuitization (GMIB):
      Account value.............................................    $     6,942
      Net amount at risk(b).....................................    $         3
      Weighted average period remaining until earliest                3.8 Years
        annuitization...........................................
      Range of guaranteed minimum return rates..................        0%-6.5%
    Accumulation at specified date (GMAV):
      Account value.............................................    $     1,533
      Net amount at risk(c).....................................    $        --
      Weighted average period remaining until guaranteed              9.0 Years
        payment.................................................
    Annual withdrawals at specified date (GMWB):
      Account value.............................................    $       294
      Net amount at risk(d).....................................    $        --
      Weighted average period remaining until expected payout...     13.9 Years


    -------------------

    (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

    (b) Net amount at risk represents the present value of the expected annuitization payments at the expected annuitization dates in excess of the present value of the expected account value at the expected annuitization dates, net of reinsurance.

    (c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

    (d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made during the waiting period of 3 or 5 years, the contract holder will realize an additional 10% or 20% of Eligible Premium, respectively, after all other amounts guaranteed under this benefit have been paid. The additional 10% or 20% enhancement increases the net amount at risk by $26.3 million and is payable no sooner than 13 or 15 years from contract issuance for the 3 or 5 year waiting periods, respectively.

       The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:


                                                                      (IN THOUSANDS)
        Balance at January 1, 2004 before reinsurance(e)............     $ 92,873
        Guaranteed benefits incurred................................       61,472
        Guaranteed benefits paid....................................      (49,947)
                                                                         --------
        Balance at December 31, 2004 before reinsurance.............      104,398
          Less reinsurance..........................................      (27,449)
                                                                         --------
        Balance at December 31, 2004, net of reinsurance............     $ 76,949
                                                                         ========



    (e) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

7.  GUARANTEED BENEFITS (Continued)

    The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:


     - Data used was 5,000 stochastically generated investment performance scenarios.



     -   Mean investment performance assumption was 10%.



     -   Volatility assumption was 16%.



     -   Mortality was assumed to be 64% of the 75-80 ALB table.



     - Lapse rates vary by contract type and duration and range from 0% to 40%.



     -   The discount rate was approximately 8%.


8.  REINSURANCE

    Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

    Variable policy fees are net of reinsurance premiums of $28,604,000, $30,795,000 and $22,500,000 in 2004, 2003 and 2002, respectively. Universal life insurance fees are net of reinsurance premiums of $34,311,000, $33,710,000 and $34,098,000 in 2004, 2003 and 2002, respectively.

    The Company has a reinsurance treaty under which the Company retains no more than $100,000 of risk on any one insured life in order to limit the exposure to loss on any single insured. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $34,163,000, $34,036,000 and $29,171,000 in 2004, 2003 and 2002,
    respectively. Guaranteed benefits were reduced by reinsurance recoveries of $2,716,000, $8,042,000 and $8,362,000 in 2004, 2003 and 2002, respectively.

9.  COMMITMENTS AND CONTINGENT LIABILITIES

    The Company has six agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2004 is $195,442,000. These commitments have contractual maturity dates in 2005. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $62,590,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The Internal Revenue Service has completed its examinations into the transactions underlying these commitments, including the Company's role in the transactions. The examination did not result in a material loss to the Company.

    At December 31, 2004, the Company has commitments to purchase a total of approximately $10,000,000 of asset- backed securities in the ordinary course of business. The expiration dates of these commitments are as follows:
    $2,000,000 in 2005 and $8,000,000 in 2007.

    Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows of the Company.

    Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

9.  COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

    On April 5, 2004, a purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time. The Company cannot estimate a range because the litigation has not progressed beyond the preliminary stage.

10. SHAREHOLDER'S EQUITY

    The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2004 and 2003, 3,511 shares were outstanding.

    Changes in shareholder's equity are as follows:


                                                                     YEARS ENDED DECEMBER 31,
                                                                  ------------------------------
                                                                    2004       2003       2002
                                                                  --------   --------   --------
                                                                          (IN THOUSANDS)
    Additional Paid-in Capital:
      Beginning balances........................................  $709,246   $709,246   $509,246
      Capital contributions by Parent...........................    49,100         --    200,000
                                                                  --------   --------   --------
      Ending balances...........................................  $758,346   $709,246   $709,246
                                                                  ========   ========   ========
    Retained Earnings:
      Beginning balances........................................  $828,423   $730,321   $669,103
      Net income................................................   142,502     93,530     31,689
      Dividends paid to Parent..................................    (2,500)   (12,187)   (10,000)
      Adjustment for tax benefit of distributed subsidiary......       287     16,759     39,529
      Tax effect on a distribution of investment................   (49,100)        --         --
                                                                  --------   --------   --------
      Ending balances...........................................  $919,612   $828,423   $730,321
                                                                  ========   ========   ========
    Accumulated Other Comprehensive Income (Loss):
      Beginning balances........................................  $ 72,610   $ 16,504   $(29,272)
      Change in net unrealized gains (losses) on debt securities
        available for sale......................................    (1,459)   118,725     98,718
      Change in net unrealized gains (losses) on equity
        securities available for sale...........................       (65)     1,594     (1,075)
      Change in net unrealized gains on foreign currency........     1,170         --         --
      Change in adjustment to deferred acquisition costs and
        other deferred expenses.................................       300    (34,000)   (25,000)
      Net change related to cash flow hedges....................        --         --     (2,218)
      Tax effects of net changes................................        19    (30,213)   (24,649)
                                                                  --------   --------   --------
      Ending balances...........................................  $ 72,575   $ 72,610   $ 16,504
                                                                  ========   ========   ========


    Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:


                                                                  DECEMBER 31,   DECEMBER 31,
                                                                      2004           2003
                                                                  ------------   ------------
                                                                        (IN THOUSANDS)
    Gross unrealized gains......................................    $180,329       $214,845
    Gross unrealized losses.....................................     (27,144)       (60,136)
    Unrealized gain on foreign currency.........................       1,170             --
    Adjustment to DAC and other deferred expenses...............     (42,700)       (43,000)
    Deferred income taxes.......................................     (39,080)       (39,099)
                                                                    --------       --------
    Accumulated other comprehensive income......................    $ 72,575       $ 72,610
                                                                    ========       ========


    On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

10. SHAREHOLDER'S EQUITY (Continued)

    Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholder in the year 2005 without obtaining prior approval is $83,649,000. Dividends of $2,500,000 were paid in 2004. Prior to the capital contribution of SAAMCo to the Company, SAAMCo paid dividends to its parent, SunAmerica Life Insurance Company, of $12,187,000 and $10,000,000 in 2003 and 2002, respectively.

    Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $99,288,000 for the year ended December 31, 2004, net income of $89,071,000 and net loss of $180,737,000 for the years ended December 31, 2003 and 2002, respectively. The Company's statutory capital and surplus totaled $840,001,000 at December 31, 2004 and $602,348,000 at December 31, 2003.

11. INCOME TAXES

    The components of the provisions for income taxes on pretax income consist of the following:


                                                                     YEARS ENDED DECEMBER 31,
                                                                  -------------------------------
                                                                    2004       2003       2002
                                                                  --------   --------   ---------
                                                                          (IN THOUSANDS)
    Current expense (benefit)...................................  $(42,927)  $127,655   $(105,369)
    Deferred expense (benefit)..................................    49,337    (97,408)    105,529
                                                                  --------   --------   ---------
    Total income tax expense....................................  $  6,410   $ 30,247   $     160
                                                                  ========   ========   =========


    Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in statement of income and comprehensive income provided differ as follows:


                                                                     YEARS ENDED DECEMBER 31,
                                                                  ------------------------------
                                                                    2004       2003       2002
                                                                  --------   --------   --------
                                                                          (IN THOUSANDS)
    Amount computed at statutory rate...........................  $ 74,025   $ 43,322   $ 11,147
    Increases (decreases) resulting from:
      State income taxes, net of federal tax benefit............     4,020      2,273       (567)
      Dividends received deduction..............................   (19,058)   (15,920)   (10,117)
      Tax credits...............................................    (4,000)        --         --
      Adjustment to prior year tax liability(a).................   (39,730)        --         --
      Other, net................................................    (8,847)       572       (303)
                                                                  --------   --------   --------
      Total income tax expense..................................  $  6,410   $ 30,247   $    160
                                                                  ========   ========   ========


   ------------------

   (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

    Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

    At December 31, 2004, the Company had net operating carryforwards, capital loss carryforwards and tax credit carryforwards for Federal income tax purposes of $15,515,000, $63,774,000 and $44,604,000, respectively, arising from

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

11. INCOME TAXES (Continued)

    affordable housing investments no longer owned by SAAMCo. Such carryforwards expire in 2018, 2006 to 2008 and 2018, respectively.

    Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:


                                                                  DECEMBER 31,   DECEMBER 31,
                                                                      2004           2003
                                                                  ------------   ------------
                                                                        (IN THOUSANDS)
    Deferred Tax Liabilities:
    Deferred acquisition costs and other deferred expenses......   $ 432,868      $ 473,387
    State income taxes..........................................      10,283          5,744
    Other liabilities...........................................      15,629            350
    Net unrealized gains on debt and equity securities available
      for sale..................................................      39,080         39,098
                                                                   ---------      ---------
    Total deferred tax liabilities..............................     497,860        518,579
                                                                   ---------      ---------
    Deferred Tax Assets:
    Investments.................................................     (28,915)       (25,213)
    Contract holder reserves....................................    (122,691)      (158,112)
    Guaranty fund assessments...................................      (3,402)        (3,408)
    Deferred income.............................................      (5,604)        (3,801)
    Other assets................................................      (1,068)        (7,446)
    Net operating loss carryforward.............................      (5,430)            --
    Capital loss carryforward...................................     (22,321)       (20,565)
    Low income housing credit carryforward......................     (44,604)       (36,600)
    Partnership income/loss.....................................      (6,293)       (20,878)
                                                                   ---------      ---------
    Total deferred tax assets...................................    (240,328)      (276,023)
                                                                   ---------      ---------
    Deferred income taxes.......................................   $ 257,532      $ 242,556
                                                                   =========      =========


    The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12. RELATED-PARTY MATTERS

    As of December 31, 2004, subordinated notes payable to affiliates were paid off except for accrued interest totaling $460,000 which is included in other liabilities on the consolidated balance sheet.

    On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

    On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

    On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

    On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

12. RELATED-PARTY MATTERS (Continued)

    On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

    On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000. Any advances made under this agreement must be repaid within 30 days. At December 31, 2004 and 2003, the Company owed $0 and $14,000,000, respectively, under this agreement, which was included in due to affiliates.

    On October 31, 2003, the Company became a party to an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $60,000,000. This commitment expires on October 28, 2005. There were no balances outstanding under this agreement at December 31, 2004.

    For the years ended December 31, 2004, 2003 and 2002, the Company paid commissions totaling $60,674,000, $51,716,000 and $59,058,000, respectively, to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities Inc. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products amounting to approximately 23%, 24% and 31% of deposits for each of the respective years. Of the Company's mutual fund sales, approximately 25%, 23% and 28% were distributed by these affiliated broker-dealers for the years ended December 31, 2004, 2003 and 2002, respectively.

    On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,537,000 in 2004 and are included in the Company's consolidated statement of income and comprehensive income. A fee of $150,000, $1,620,000 and $1,777,000 was paid under a different agreement in 2004, 2003 and 2002, respectively.


    On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,074,000, $7,587,000 and $7,614,000 in 2004, 2003 and 2002, respectively, and are net of certain administrative costs incurred by VALIC of $2,593,000, $2,168,000 and $2,175,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.


    The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

    The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

12. RELATED-PARTY MATTERS (Continued)

    1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

    The Company's ultimate parent, AIG, has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the SEC and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG, resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on Company operating results, cash flows or financial position.

    Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $148,554,000 for the year ended December 31, 2004, $126,531,000 for the year ended December 31, 2003 and $119,981,000 for the year ended December 31, 2002. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $60,183,000, $48,733,000 and $49,004,000 respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

    The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,712,000, $3,838,000 and $3,408,000 for the years ended December 31, 2004, 2003 and
    2002, respectively.

    The Company incurred $1,113,000, $500,000 and $790,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2004, 2003 and 2002, respectively (see Note 2).

    In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000. At December 31, 2004, the affiliated bond has a market value of $34,630,000.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

13. BUSINESS SEGMENTS

    The Company conducts its business through two business segments, annuity operations and asset management operations. Annuity operations consists of the sale and administration of deposit-type insurance contracts, including fixed and variable annuity contracts, universal life insurance contracts and GICs. Asset management operations, which includes the managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios, is conducted by SAAMCo and its subsidiary and distributor, SACS, and its subsidiary and servicing administrator, SFS. Following is selected information pertaining to the Company's business segments.


                                                                                   ASSET
                                                                     ANNUITY     MANAGEMENT
                                                                   OPERATIONS    OPERATIONS      TOTAL
                                                                   -----------   ----------   -----------
                                                                               (IN THOUSANDS)
     Year Ended December 31, 2004:
     Revenues:
     Fee income:
       Variable annuity policy fees, net of reinsurance..........  $   369,141    $     --    $   369,141
       Asset management fees.....................................           --      89,569         89,569
       Universal life insurance policy fees, net of
         reinsurance.............................................       33,899          --         33,899
       Surrender charges.........................................       26,219          --         26,219
       Other fees................................................           --      15,753         15,753
                                                                   -----------    --------    -----------
     Total fee income............................................      429,259     105,322        534,581
     Investment income...........................................      362,631         963        363,594
     Net realized investment gains (losses)......................      (24,100)        293        (23,807)
                                                                   -----------    --------    -----------
     Total revenues..............................................      767,790     106,578        874,368
                                                                   -----------    --------    -----------
     Benefits and Expenses:
     Interest expense............................................      220,668       2,081        222,749
     Amortization of bonus interest..............................       10,357          --         10,357
     General and administrative expenses.........................       93,188      38,424        131,612
     Amortization of deferred acquisition costs and other
       deferred expenses.........................................      126,142      31,508        157,650
     Annual commissions..........................................       64,323          --         64,323
     Claims on universal life contracts, net of reinsurance
       recoveries................................................       17,420          --         17,420
     Guaranteed benefits, net of reinsurance recoveries..........       58,756          --         58,756
                                                                   -----------    --------    -----------
     Total benefits and expenses.................................      590,854      72,013        662,867
                                                                   -----------    --------    -----------
     Pretax income before cumulative effect of accounting
       change....................................................  $   176,936    $ 34,565    $   211,501
                                                                   ===========    ========    ===========
     Total assets................................................  $31,323,462    $217,155    $31,540,617
                                                                   ===========    ========    ===========
     Expenditures for long-lived assets..........................  $        --    $    132    $       132
                                                                   ===========    ========    ===========

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

13. BUSINESS SEGMENTS (Continued)



                                                                                   ASSET
                                                                     ANNUITY     MANAGEMENT
                                                                   OPERATIONS    OPERATIONS      TOTAL
                                                                   -----------   ----------   -----------
                                                                               (IN THOUSANDS)
     Year Ended December 31, 2003:
     Revenues:
     Fee income:
       Variable annuity policy fees, net of reinsurance..........  $   281,359    $     --    $   281,359
       Asset management fees.....................................           --      66,663         66,663
       Universal life insurance policy fees, net of
         reinsurance.............................................       35,816          --         35,816
       Surrender charges.........................................       27,733          --         27,733
       Other fees................................................           --      15,520         15,520
                                                                   -----------    --------    -----------
     Total fee income............................................      344,908      82,183        427,091
     Investment income...........................................      398,304       4,619        402,923
     Net realized investment losses..............................      (30,354)         --        (30,354)
                                                                   -----------    --------    -----------
     Total revenues..............................................      712,858      86,802        799,660
                                                                   -----------    --------    -----------
     Benefits and Expenses:
     Interest expense............................................      237,585       2,628        240,213
     Amortization of bonus interest..............................       19,776          --         19,776
     General and administrative expenses.........................       83,013      36,080        119,093
     Amortization of deferred acquisition costs and other
       deferred expenses.........................................      137,130      22,976        160,106
     Annual commissions..........................................       55,661          --         55,661
     Claims on universal life contracts, net of reinsurance
       recoveries................................................       17,766          --         17,766
     Guaranteed benefits, net of reinsurance recoveries..........       63,268          --         63,268
                                                                   -----------    --------    -----------
     Total benefits and expenses.................................      614,199      61,684        675,883
                                                                   -----------    --------    -----------
     Pretax income before cumulative effect of accounting
       change....................................................  $    98,659    $ 25,118    $   123,777
                                                                   ===========    ========    ===========
     Total assets................................................  $27,781,457    $190,270    $27,971,727
                                                                   ===========    ========    ===========
     Expenditures for long-lived assets..........................  $        --    $  2,977    $     2,977
                                                                   ===========    ========    ===========

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

13. BUSINESS SEGMENTS (Continued)



                                                                                   ASSET
                                                                     ANNUITY     MANAGEMENT
                                                                   OPERATIONS    OPERATIONS      TOTAL
                                                                   -----------   ----------   -----------
                                                                               (IN THOUSANDS)
     Year Ended December 31, 2002:
     Revenues:
     Fee income:
       Variable annuity policy fees, net of reinsurance..........  $   286,919    $     --    $   286,919
       Asset management fees.....................................           --      66,423         66,423
       Universal life insurance policy fees, net of
         reinsurance.............................................       36,253          --         36,253
       Surrender charges.........................................       32,507          --         32,507
       Other fees................................................        3,304      18,596         21,900
                                                                   -----------    --------    -----------
     Total fee income............................................      358,983      85,019        444,002
     Investment income...........................................      377,556       9,799        387,355
     Net realized investment losses..............................      (65,811)         --        (65,811)
                                                                   -----------    --------    -----------
     Total revenues..............................................      670,728      94,818        765,546
                                                                   -----------    --------    -----------
     Benefits and Expenses:
     Interest expense............................................      234,261       3,868        238,129
     Amortization of bonus interest..............................       16,277          --         16,277
     General and administrative expenses.........................       79,287      35,923        115,210
     Amortization of deferred acquisition costs and other
       deferred expenses.........................................      171,583      50,901        222,484
     Annual commissions..........................................       58,389          --         58,389
     Claims on universal life contracts, net of reinsurance
       recoveries................................................       15,716          --         15,716
     Guaranteed benefits, net of reinsurance recoveries..........       67,492          --         67,492
                                                                   -----------    --------    -----------
     Total benefits and expenses.................................      643,005      90,692        733,697
                                                                   -----------    --------    -----------
     Pretax income before cumulative effect of accounting
       change....................................................  $    27,723    $  4,126    $    31,849
                                                                   ===========    ========    ===========
     Total assets................................................  $23,538,832    $214,157    $23,752,989
                                                                   ===========    ========    ===========
     Expenditures for long-lived assets..........................  $        --    $  7,297    $     7,297
                                                                   ===========    ========    ===========

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (877) 311-WMVA (9682). The contents of the SAI are listed below.

Separate Account............................................    2
General Account.............................................    2
Support Agreement Between the Company and AIG...............    3
Death Benefits for Contracts Issued Prior to March 14,
  2005......................................................    3
Performance Data............................................    3
Income Protector............................................    6
Income Payments.............................................    9
Annuity Unit Values.........................................    9
Variable Annuity Payments...................................   11
Taxes.......................................................   12
Distribution of Contracts...................................   17
Financial Statements........................................   17

APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------

The following details the death benefit options and Earnings Advantage benefit available upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, and the age of the Continuing Spouse as of the Continuation Date and Continuing Spouse's date of death.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

1.  Standard Death Benefit

     If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

     a.  Contract value; or

     b. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday.

     If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     a.  Contract value; or

     b.  The lesser of:

        (1) Contract value on the Continuation Date plus Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

        (2)  125% of the contract value.

     If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to the contract value.

2.  Accumulation Option

     If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.  Contract value; or

     b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for any withdrawals made and increased by any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or

     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals made since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus any Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.

     If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

     a.  Contract value; or

     b. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals made since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

     If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

     If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

3.  Maximum Anniversary Value Option

     If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.  Contract value; or

     b. Contract value on the Continuation Date plus Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals made since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

     If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will not longer be deducted as of the Continuation Date.

     If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older on the date of death, the death benefit is equal to contract value.

     Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before March 14, 2005.

EARNINGS ADVANTAGE BENEFIT FOR SPOUSAL CONTINUATION:

The Earnings Advantage benefit is only available if the original owner elected Earnings Advantage and the Continuing Spouse is age 80 or younger on the Continuation Date. Earnings Advantage benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum

Earnings Advantage Percentage"), to the death benefit payable. The contract year of death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available Earnings Advantage benefit:

--------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE                 MAXIMUM ESTATEPLUS AMOUNT
--------------------------------------------------------------------------------------------
 Years 0 - 4               25% of Earnings    40% of Continuation Net Purchase Payments
--------------------------------------------------------------------------------------------
 Years 5 - 9               40% of Earnings    65% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------
 Years 10+                 50% of Earnings    75% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available Earnings Advantage benefit:

--------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE                 MAXIMUM ESTATEPLUS AMOUNT
--------------------------------------------------------------------------------------------
 All Contract Years        25% of Earnings    40% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------

* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH ANNIVERSARY OF THE CONTINUATION DATE MUST REMAIN IN THE CONTRACT FOR AT LEAST 6 FULL MONTHS TO BE INCLUDED AS PART OF THE CONTINUATION NET PURCHASE PAYMENTS FOR THE PURPOSE OF THE MAXIMUM EARNINGS ADVANTAGE PERCENTAGE CALCULATION.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the Earnings Advantage Amount?
We determine the Earnings Advantage amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum Earnings Advantage Benefit?
The Earnings Advantage amount is subject to a maximum dollar amount. The Maximum Earnings Advantage Benefit is a percentage of the Continuation Net Purchase Payments.

The Earnings Advantage benefit will only be paid if the Continuing Spouse's date of death is prior to the latest Annuity Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

APPENDIX B
--------------------------------------------------------------------------------

WM DIVERSIFIED STRATEGIES -- CONDENSED FINANCIAL INFORMATION

                                       Fiscal Year Ended      Fiscal Year Ended      Fiscal Year Ended      Fiscal Year Ended
        ANCHOR SERIES TRUST:           12/31/01               12/31/02               12/31/03               12/31/04
---------------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio
    (Inception Date -- 07/09/01)
        Beginning AUV................  (a) $35.378            (a) $33.835            (a) $25.756            (a) $33.541
                                       (b) $35.378            (b) $33.791            (b) $25.621            (b) $33.232
        Ending AUV...................  (a) $33.835            (a) $25.756            (a) $33.541            (a) $36.036
                                       (b) $33.791            (b) $25.621            (b) $33.232            (b) $35.562
        Ending Number of AUs.........  (a) 4,781              (a) 22,572             (a) 40,276             (a) 73,281
                                       (b) 3,896              (b) 15,556             (b) 19,710             (b) 29,119
---------------------------------------------------------------------------------------------------------------------------------

                                 Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended
   SUNAMERICA SERIES TRUST:      12/31/01                 12/31/02                 12/31/03                 12/31/04
---------------------------------------------------------------------------------------------------------------------------------
  Alliance Growth Portfolio
    (Inception Date --
    07/09/01)
        Beginning AUV..........  (a) $32.786              (a) $32.676              (a) $22.108              (a) $27.387
                                 (b) $32.786              (b) $32.649              (b) $22.000              (b) $27.144
        Ending AUV.............  (a) $32.676              (a) $22.108              (a) $27.387              (a) $29.108
                                 (b) $32.649              (b) $22.000              (b) $27.144              (b) $28.736
        Ending Number of AUs...  (a) 735                  (a) 7,147                (a) 12,587               (a) 13,979
                                 (b) 1,409                (b) 8,861                (b) 11,951               (b) 16,104
---------------------------------------------------------------------------------------------------------------------------------
  Davis Venture Value Portfolio
    (Inception Date --07/09/01)
        Beginning AUV..........  (a) $27.129              (a) $26.286              (a) $21.550              (a) $28.246
                                 (b) $27.129              (b) $26.197              (b) $21.391              (b) $27.926
        Ending AUV.............  (a) $26.286              (a) $21.550              (a) $28.246              (a) $31.571
                                 (b) $26.197              (b) $21.391              (b) $27.926              (b) $31.088
        Ending Number of AUs...  (a) 2,529                (a) 28,675               (a) 35,223               (a) 36,604
                                 (b) 2,600                (b) 10,380               (b) 10,169               (b) 9,363
---------------------------------------------------------------------------------------------------------------------------------
  Global Equities Portfolio
    (Inception Date --
    07/09/01)
        Beginning AUV..........  (a) $17.986              (a) $17.516              (a) $12.616              (a) $15.714
                                 (b) $17.986              (b) $17.542              (b) $12.577              (b) $15.604
        Ending AUV.............  (a) $17.516              (a) $12.616              (a) $15.714              (a) $17.309
                                 (b) $17.542              (b) $12.577              (b) $15.604              (b) $17.120
        Ending Number of AUs...  (a) 1,341                (a) 9,707                (a) 12,854               (a) 21,913
                                 (b) 19                   (b) 3,172                (b) 5,787                (b) 5,622
---------------------------------------------------------------------------------------------------------------------------------
  MFS Mid Cap Growth Portfolio
    (Inception Date --07/09/01)
        Beginning AUV..........  (a) $15.227              (a) $13.438              (a) $6.992               (a) $9.449
                                 (b) $15.227              (b) $13.422              (b) $6.953               (b) $9.358
        Ending AUV.............  (a) $13.438              (a) $6.992               (a) $9.449               (a) $10.614
                                 (b) $13.422              (b) $6.953               (b) $9.358               (b) $10.471
        Ending Number of AUs...  (a) 7,564                (a) 38,564               (a) 57,960               (a) 68,471
                                 (b) 4,846                (b) 48,552               (b) 60,126               (b) 68,085
---------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio
    (Inception Date --
    07/09/01)
        Beginning AUV..........  (a) $4.018               (a) $3.453               (a) $1.720               (a) $2.554
                                 (b) $4.018               (b) $3.459               (b) $1.718               (b) $2.541
        Ending AUV.............  (a) $3.453               (a) $1.720               (a) $2.554               (a) $2.451
                                 (b) $3.459               (b) $1.718               (b) $2.541               (b) $2.429
        Ending Number of AUs...  (a) 19,075               (a) 72,091               (a) 72,512               (a) 73,013
                                 (b) 1,501                (b) 20,382               (b) 62,519               (b) 63,957
---------------------------------------------------------------------------------------------------------------------------------

                                 Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended
      WM VARIABLE TRUST:         12/31/01                 12/31/02                 12/31/03                 12/31/04
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio (Inception
    Date -- 07/09/01)
        Beginning AUV..........  (a) $7.576               (a) $7.544               (a) $6.786               (a) $8.214
                                 (b) $7.576               (b) $7.531               (b) $6.748               (b) $8.135
        Ending AUV.............  (a) $7.544               (a) $6.786               (a) $8.214               (a) $8.920
                                 (b) $7.531               (b) $6.748               (b) $8.135               (b) $8.799
        Ending Number of AUs...  (a) 393,878              (a) 3,452,275            (a) 6,791,743            (a) 9,038,434
                                 (b) 425,063              (b) 1,966,925            (b) 2,836,346            (b) 3,194,674
---------------------------------------------------------------------------------------------------------------------------------
  Conservative Balanced
    Portfolio (Inception
    Date -- 07/09/01)
        Beginning AUV..........  (a) $5.514               (a) $5.543               (a) $5.343               (a) $6.169
                                 (b) $5.514               (b) $5.539               (b) $5.318               (b) $6.116
        Ending AUV.............  (a) $5.543               (a) $5.343               (a) $6.169               (a) $6.583
                                 (b) $5.539               (b) $5.318               (b) $6.116               (b) $6.499
        Ending Number of AUs...  (a) 99,398               (a) 578,767              (a) 1,109,847            (a) 1,535,565
                                 (b) 23,679               (b) 212,458              (b) 329,852              (b) 299,283
---------------------------------------------------------------------------------------------------------------------------------
  Conservative Growth Portfolio
    (Inception Date --07/09/01)
        Beginning AUV..........  (a) $8.163               (a) $7.966               (a) $6.637               (a) $8.426
                                 (b) $8.163               (b) $7.957               (b) $6.604               (b) $8.350
        Ending AUV.............  (a) $7.966               (a) $6.637               (a) $8.426               (a) $9.287
                                 (b) $7.957               (b) $6.604               (b) $8.350               (b) $9.167
        Ending Number of AUs...  (a) 217,903              (a) 1,574,812            (a) 3,102,160            (a) 3,619,505
                                 (b) 180,433              (b) 1,071,253            (b) 1,210,955            (b) 1,234,845
---------------------------------------------------------------------------------------------------------------------------------
  Equity Income Fund (Inception
    Date -- 07/09/01)
        Beginning AUV..........  (a) $6.289               (a) $6.393               (a) $5.516               (a) $7.077
                                 (b) $6.289               (b) $6.381               (b) $5.484               (b) $7.008
        Ending AUV.............  (a) $6.393               (a) $5.516               (a) $7.077               (a) $8.313
                                 (b) $6.381               (b) $5.484               (b) $7.008               (b) $8.199
        Ending Number of AUs...  (a) 109,250              (a) 1,067,980            (a) 1,611,820            (a) 1,791,807
                                 (b) 58,313               (b) 380,505              (b) 434,430              (b) 489,095
---------------------------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio
    (Inception Date --
    07/09/01)
        Beginning AUV..........  (a) $6.404               (a) $6.530               (a) $6.578               (a) $7.349
                                 (b) $6.404               (b) $6.513               (b) $6.534               (b) $7.271
        Ending AUV.............  (a) $6.530               (a) $6.578               (a) $7.349               (a) $7.716
                                 (b) $6.513               (b) $6.534               (b) $7.271               (b) $7.603
        Ending Number of AUs...  (a) 186,817              (a) 1,143,068            (a) 2,262,614            (a) 3,115,170
                                 (b) 121,877              (b) 494,722              (b) 808,158              (b) 720,052
---------------------------------------------------------------------------------------------------------------------------------
  Growth & Income Fund
    (Inception Date --
    07/09/01)
        Beginning AUV..........  (a) $6.374               (a) $6.044               (a) $4.699               (a) $5.876
                                 (b) $6.374               (b) $6.035               (b) $4.674               (b) $5.821
        Ending AUV.............  (a) $6.044               (a) $4.699               (a) $5.876               (a) $6.321
                                 (b) $6.035               (b) $4.674               (b) $5.821               (b) $6.236
        Ending Number of AUs...  (a) 83,275               (a) 357,413              (a) 574,264              (a) 733,386
                                 (b) 57,082               (b) 188,611              (b) 222,245              (b) 245,591
---------------------------------------------------------------------------------------------------------------------------------
  Growth Fund (Inception
    Date -- 07/09/01)
        Beginning AUV..........  (a) $8.096               (a) $7.147               (a) $4.862               (a) $6.194
                                 (b) $8.096               (b) $7.131               (b) $4.832               (b) $6.131
        Ending AUV.............  (a) $7.147               (a) $4.862               (a) $6.194               (a) $6.611
                                 (b) $7.131               (b) $4.832               (b) $6.131               (b) $6.516
        Ending Number of AUs...  (a) 27,301               (a) 119,082              (a) 150,222              (a) 162,693
                                 (b) 5,665                (b) 38,297               (b) 39,588               (b) 37,177
---------------------------------------------------------------------------------------------------------------------------------

        AUV -- Accumulation Unit Value
        AU -- Accumulation Units
        (a) Reflects AUV/AU without election of Earnings Advantage
        (b) Reflects AUV/AU with election of Earnings Advantage

                                 Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended
      WM VARIABLE TRUST:         12/31/01                 12/31/02                 12/31/03                 12/31/04
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund (Inception
    Date -- 07/09/01)
        Beginning AUV..........  (a) $5.506               (a) $5.725               (a) $6.189               (a) $6.700
                                 (b) $5.506               (b) $5.714               (b) $6.152               (b) $6.634
        Ending AUV.............  (a) $5.725               (a) $6.189               (a) $6.700               (a) $6.974
                                 (b) $5.714               (b) $6.152               (b) $6.634               (b) $6.878
        Ending Number of AUs...  (a) 72,090               (a) 508,450              (a) 1,063,870            (a) 1,025,581
                                 (b) 46,356               (b) 224,362              (b) 219,572              (b) 237,917
---------------------------------------------------------------------------------------------------------------------------------
  International Growth Fund
    (Inception Date --
    07/09/01)
        Beginning AUV..........  (a) $4.693               (a) $4.550               (a) $3.782               (a) $5.053
                                 (b) $4.693               (b) $4.569               (b) $3.784               (b) $5.036
        Ending AUV.............  (a) $4.550               (a) $3.782               (a) $5.053               (a) $5.661
                                 (b) $4.569               (b) $3.784               (b) $5.036               (b) $5.619
        Ending Number of AUs...  (a) 909                  (a) 10,524               (a) 19,405               (a) 74,298
                                 (b) 175                  (b) 9,073                (b) 9,051                (b) 7,234
---------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Stock Fund (Inception
    Date -- 07/09/01)
        Beginning AUV..........  (a) $6.488               (a) $6.675               (a) $5.901               (a) $7.433
                                 (b) $6.488               (b) $6.668               (b) $5.872               (b) $7.366
        Ending AUV.............  (a) $6.675               (a) $5.901               (a) $7.433               (a) $8.400
                                 (b) $6.668               (b) $5.872               (b) $7.366               (b) $8.291
        Ending Number of AUs...  (a) 27,209               (a) 142,437              (a) 283,314              (a) 462,156
                                 (b) 22,411               (b) 79,108               (b) 86,000               (b) 127,901
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (Inception
    Date -- 07/09/01)
        Beginning AUV..........  (a) $5.756               (a) $5.795               (a) $5.794               (a) $5.751
                                 (b) $5.756               (b) $5.764               (b) $5.739               (b) $5.673
        Ending AUV.............  (a) $5.795               (a) $5.794               (a) $5.751               (a) $5.719
                                 (b) $5.764               (b) $5.739               (b) $5.673               (b) $5.619
        Ending Number of AUs...  (a) 46,507               (a) 569,371              (a) 559,449              (a) 578,009
                                 (b) 10,619               (b) 49,257               (b) 101,736              (b) 59,900
---------------------------------------------------------------------------------------------------------------------------------
  Short Term Income Fund
    (Inception Date --
    07/09/01)
        Beginning AUV..........  (a) $5.728               (a) $5.909               (a) $6.192               (a) $6.444
                                 (b) $5.728               (b) $5.895               (b) $6.153               (b) $6.377
        Ending AUV.............  (a) $5.909               (a) $6.192               (a) $6.444               (a) $6.485
                                 (b) $5.895               (b) $6.153               (b) $6.377               (b) $6.393
        Ending Number of AUs...  (a) 4,605                (a) 170,505              (a) 490,699              (a) 430,071
                                 (b) 11,940               (b) 125,668              (b) 122,207              (b) 107,055
---------------------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Fund
    (Inception Date --
    07/09/01)
        Beginning AUV..........  (a) $8.272               (a) $7.425               (a) $3.870               (a) $6.542
                                 (b) $8.272               (b) $7.422               (b) $3.853               (b) $6.487
        Ending AUV.............  (a) $7.425               (a) $3.870               (a) $6.542               (a) $6.753
                                 (b) $7.422               (b) $3.853               (b) $6.487               (b) $6.670
        Ending Number of AUs...  (a) 14,716               (a) 85,682               (a) 155,493              (a) 221,273
                                 (b) 3,471                (b) 32,891               (b) 69,505               (b) 83,019
---------------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio
    (Inception Date --
    07/09/01)
        Beginning AUV..........  (a) $9.190               (a) $8.800               (a) $6.898               (a) $9.052
                                 (b) $9.190               (b) $8.800               (b) $6.870               (b) $8.979
        Ending AUV.............  (a) $8.800               (a) $6.898               (a) $9.052               (a) $10.071
                                 (b) $8.800               (b) $6.870               (b) $8.979               (b) $9.950
        Ending Number of AUs...  (a) 43,009               (a) 294,264              (a) 650,628              (a) 950,930
                                 (b) 27,642               (b) 129,261              (b) 181,458              (b) 196,054
---------------------------------------------------------------------------------------------------------------------------------

        AUV -- Accumulation Unit Value
        AU -- Accumulation Units
        (a) Reflects AUV/AU without election of Earnings Advantage
        (b) Reflects AUV/AU with election of Earnings Advantage

                                 Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended
      WM VARIABLE TRUST:         12/31/01                 12/31/02                 12/31/03                 12/31/04
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Government Securities
    Fund (Inception
    Date -- 07/09/01)
        Beginning AUV..........  (a) $5.671               (a) $5.847               (a) $6.278               (a) $6.323
                                 (b) $5.671               (b) $5.843               (b) $6.248               (b) $6.268
        Ending AUV.............  (a) $5.847               (a) $6.278               (a) $6.323               (a) $6.471
                                 (b) $5.843               (b) $6.248               (b) $6.268               (b) $6.389
        Ending Number of AUs...  (a) 123,734              (a) 1,428,375            (a) 2,361,580            (a) 1,663,190
                                 (b) 74,564               (b) 446,911              (b) 415,138              (b) 319,675
---------------------------------------------------------------------------------------------------------------------------------
  West Coast Equity Fund
    (Inception Date --
    07/09/01)
        Beginning AUV..........  (a) $9.446               (a) $8.858               (a) $6.766               (a) $9.564
                                 (b) $9.446               (b) $8.844               (b) $6.728               (b) $9.472
        Ending AUV.............  (a) $8.858               (a) $6.766               (a) $9.564               (a) $10.661
                                 (b) $8.844               (b) $6.728               (b) $9.472               (b) $10.516
        Ending Number of AUs...  (a) 29,204               (a) 465,406              (a) 749,108              (a) 977,169
                                 (b) 36,362               (b) 177,710              (b) 199,919              (b) 202,443
---------------------------------------------------------------------------------------------------------------------------------
  WM REIT Portfolio Inception
    Date -- 10/01/03
        Beginning AUV..........                                                    (a) $10.590              (a) $11.434
                                                                                   (b) $10.540              (b) $11.462
        Ending AUV.............                                                    (a) $11.434              (a) $14.985
                                                                                   (b) $11.462              (b) $14.894
        Ending Number of AUs...                                                    (a) 13                   (a) 38,619
                                                                                   (b) 13                   (b) 2,745
---------------------------------------------------------------------------------------------------------------------------------

        AUV -- Accumulation Unit Value
        AU -- Accumulation Units
        (a) Reflects AUV/AU without election of Earnings Advantage
        (b) Reflects AUV/AU with election of Earnings Advantage

APPENDIX C - DIVERSIFIED STRATEGIES INCOME REWARDS EXAMPLES:
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the Diversified Strategies Income Rewards feature:

     EXAMPLE 1:

     Assume you elect Diversified Strategies Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your Withdrawal Benefit Base is $100,000 on the Benefit Availability Date.

     Your Stepped-Up Benefit Base equals Withdrawal Benefit Base plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your Maximum
     Annual Withdrawal Amount as of the Benefit Availability Date is 10% of your Withdrawal Benefit Base ($100,000 X 10% = $10,000). The Minimum Withdrawal Period is equal to the Stepped-Up Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years beginning on or after the Benefit Availability Date.

     EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE
                 FOR OPTIONS 1 AND 2:

     Assume you elect Diversified Strategies Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

     Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000).
     Since the Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your Stepped-Up Benefit Base on the Benefit Availability Date equals your Withdrawal Benefit Base. Therefore, the Stepped-Up Benefit Base also equals $90,000. Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).

     EXAMPLE 3 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE
                 FOR OPTION 3:

     Assume you elect Diversified Strategies Income Rewards Option 3 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

     Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000).
     Since the withdrawal occurred prior to the Benefit Availability Date, your Step-Up Amount will be reduced to 30% of your Withdrawal Benefit Base ((30% X $90,000) = $27,000). Therefore, your Stepped-Up Benefit Base on the Benefit Availability Date equals the Withdrawal Benefit Base plus the Step-Up Amount (($90,000 + $27,000) = $117,000). Your Maximum Annual
     Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 13 years ($117,000/$9,000 = 13).

     EXAMPLE 4 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM WITHDRAWAL
                 AMOUNT AFTER THE BENEFIT AVAILABILITY DATE:

     Assume you elect Diversified Strategies Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date.

     Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($10,000), your Stepped-Up Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new Stepped-Up Benefit Base equals $112,500. Your Maximum Annual Withdrawal Amount remains $10,000. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Stepped-Up Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

     EXAMPLE 5 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL
                 AMOUNT AFTER THE BENEFIT AVAILABILITY DATE:

     Assume you elect Diversified Strategies Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. Your Withdrawal Benefit Base is $100,000 and your Stepped-Up Benefit Base is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal.

     Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($10,000), we recalculate your Stepped-Up Benefit Base ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the Stepped-Up Benefit Base ($120,000 - $15,000 = $105,000). For the second calculation, we deduct the amount of the Maximum Annual Withdrawal Amount from the Stepped-Up Benefit Base ($120,000 - $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal ($5,000 /$125,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your Stepped-Up Benefit Base is the lesser of these two calculations or $105,000. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (12 years) reduced by one year (11 years). Your Maximum Annual Withdrawal Amount is your Stepped-Up Benefit Base divided by your Minimum Withdrawal Period ($105,000/11), which equals $9,545.45.

APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
             AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
       CONTRACT PROVISION                          AVAILABILITY OR VARIATION                        STATES
-----------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10         Pennsylvania
                                   transfer fee.                                              Texas
-----------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                           North Dakota
-----------------------------------------------------------------------------------------------------------------
 Administration Charge             Will be deducted pro-rata from variable portfolios only.   Oregon
                                   If premiums are allocated among fixed funds only, no       Texas
                                   Administration Charge will be deducted.                    Washington
-----------------------------------------------------------------------------------------------------------------
 Capital Protector                 Charge will be deducted pro-rata from variable portfolios  Washington
                                   only. If premiums are allocated among fixed funds only,    Oregon
                                   no Capital Protector charge will be deducted.
-----------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                               Idaho
                                                                                              North Dakota
                                                                                              Utah
-----------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on     California
                                   your Contract Date, the Free Look period is 30 days.
-----------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period,   Minnesota
                                   we return the greater of (1) your Purchase Payments; or
                                   (2) the value of your contract.
-----------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period,   Colorado
                                   we return the Purchase Payment(s) paid.                    Delaware
                                                                                              Georgia
                                                                                              Hawaii
                                                                                              Idaho
                                                                                              Iowa
                                                                                              Kansas
                                                                                              Louisiana
                                                                                              Massachusetts
                                                                                              Michigan
                                                                                              Missouri
                                                                                              Nebraska
                                                                                              Nevada
                                                                                              New Hampshire
                                                                                              North Carolina
                                                                                              Ohio
                                                                                              Oklahoma
                                                                                              Rhode Island
                                                                                              South Carolina
                                                                                              Utah
                                                                                              Washington
                                                                                              West Virginia
-----------------------------------------------------------------------------------------------------------------
 Free Withdrawal Amounts           DURING THE FIRST CONTRACT YEAR:                            Washington
                                   You may withdraw the greater of (1) your penalty-free
                                   earnings; (2) if you are participating in the Systematic
                                   Withdrawal program, a total of 10% of your total invested
                                   amount or (3) interest earnings from the amounts
                                   allocated to the fixed accounts, not previously
                                   withdrawn.
                                   AFTER THE FIRST CONTRACT YEAR:
                                   Your maximum free withdrawal amount is the greater of (1)
                                   your penalty-free earnings and any portion of your total
                                   invested amount no longer subject to a withdrawal charge;
                                   (2) 10% of the portion of your total invested amount that
                                   has been in your contract for at least one year; or (3)
                                   interest earnings from amounts allocated to the fixed
                                   accounts, no previously withdrawn.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
       CONTRACT PROVISION                          AVAILABILITY OR VARIATION                        STATES
-----------------------------------------------------------------------------------------------------------------
 Fixed Funds -- 3, 5, 7,           Not available for contracts issued prior to TBD.           Maryland
 and 10-year MVA fixed accounts                                                               Washington
-----------------------------------------------------------------------------------------------------------------
 Fixed Funds -- 7-year and         Not available.                                             Oregon
 10-year MVA fixed accounts
-----------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the    Oregon
                                   penalty free withdrawal amount.
-----------------------------------------------------------------------------------------------------------------
 Minimum Contract Value            We may terminate your contract if both the following       Texas
                                   occur: (1) your contract is less than $500 as a result of
                                   withdrawals; and (2) you have not made any Purchase
                                   Payments during the past three years. We will provide you
                                   with sixty days written notice. At the end of the notice
                                   period, we will distribute the contract's remaining value
                                   to you.
-----------------------------------------------------------------------------------------------------------------
 Death Benefit                     Under Option 1 -- Purchase Payment Accumulation Option:    Washington
                                   2. Net Purchase Payments compounded at a 4% annual growth
                                   rate until the date of death (3% growth rate if age 70 or
                                   older at the time of contract issue, regardless of the
                                   issue age)...
-----------------------------------------------------------------------------------------------------------------
 Optional Death Benefit            Purchase Payment Accumulation not available; Choice of     Washington
                                   Purchase Payment Accumulation w/Enhancement or Max
                                   Anniversary with Enhancement also not available.
-----------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to zero                                            Pennsylvania
-----------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to 0.0025                                          Florida
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender    New Mexico
                                   your contract or begin the Income Phase.                   Texas
                                                                                              Washington
-----------------------------------------------------------------------------------------------------------------

APPENDIX E - MARKET VALUE ADJUSTMENT

--------------------------------------------------------------------------------

The information in this Appendix applies only if you take money out of a FAGP with a duration longer than 1 year before the end of the guarantee period.


Multi-year Fixed Accounts may not available if you purchased your contract on or after March 14, 2005. If you take money out of any available multi-year Fixed Account before the guarantee period ends, we make an adjustment to your contract. We refer to this adjustment as a market value adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Account. The MVA reflects any difference in the interest rate environment between the time you place your money in the multi-year Fixed Account and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.


We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:
                            [(1+I/(1+J+L)](N/12) - 1

where:

              I is the interest rate you are earning on the money invested in the FAGP;

              J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP;

              N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and

              L is 0.005 (some states require a different value; see your Contract).

We do not assess a MVA against withdrawals from a FAGP under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee Periods available or Surrender
                    Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) You contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is

                               = [(1+I/(1+J+0.005)](N/12) - 1
                               = [(1.05)/(1.04+0.005)](18/12) - 1
                               = (1.004785)(1.5) - 1
                               = 1.007186 - 1
                               = +0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is

                               = [(1+I)/(1+J+0.005)](N/12) - 1
                               = [(1.05)/(1.06+0.005)](18/12) - 1
                               = (0.985915)(1.5) - 1
                               = 0.978948 - 1
                               = -0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                        $4,000 X (-0.021052) = - $84.21

$84.21 represents the negative MVA that will be deducted from the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is

                               = [(1+I)/(I+J+0.005)](N/12) - 1
                               = [(1.05)/(1.04+0.005)](18/12) - 1
                               = (1.004785)(1.5) - 1
                               = 1.007186 - 1
                               = +0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is

                               = [(1+I)/(I+J+0.005)](N/12) - 1
                               = [(1.05)/(1.06+0.005)](18/12) - 1
                               = (0.985915)(1.5) - 1
                               = 0.978948 - 1
                               = -0.021052

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                        $3,760 X (- 0.021052) = -$79.16

$79.16 represents the negative MVA that would be deducted from the withdrawal.

Please forward a copy (without charge) of the WM Diversified Strategies Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date: -------------------------  Signed: -------------------------

Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION

                   FIXED AND VARIABLE GROUP DEFERRED CONTRACTS

                                    ISSUED BY

                            VARIABLE SEPARATE ACCOUNT

                            WM DIVERSIFIED STRATEGIES

                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 2, 2005, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:

         AIG SunAmerica Life Assurance Company
         Annuity Service Center
         P.O. Box 54299
         Los Angeles, California 90054-0299


     The date of this Statement of Additional Information is May 2, 2005

                                TABLE OF CONTENTS

                                                                           PAGE



Separate Account.............................................................2
General Account..............................................................2
Support Agreement Between the Company and AIG................................3
Death Benefits for Contracts Issued Prior to March 15, 2005..................3
Performance Data.............................................................3
Income Protector.............................................................6
Income Payments..............................................................9
Annuity Unit Values..........................................................9
Variable Annuity Payments...................................................11
Taxes.......................................................................12
Distribution of Contracts...................................................17
Financial Statements........................................................17

                                SEPARATE ACCOUNT


Anchor National Life Insurance Company ("Anchor National") established Variable Separate Account ("separate account") under Arizona law on January 1, 1996 when it assumed the separate account originally established under California law on June 25, 1981 as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.


The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the Underlying Funds. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the Underlying Funds, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                                 GENERAL ACCOUNT

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to available fixed investment options and/or available DCA fixed account(s) in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.



                 SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.



          DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MARCH 14, 2005



If your contract was issued prior to March 14, 2005, the following death benefits apply:



STANDARD DEATH BENEFIT



The standard death benefit on your contract is the greater of:



     1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the earlier of age 75 or the date of death, plus any Purchase Payments recorded after the earlier of age 75 or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the earlier of age 75 or date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



     2.  the contract value at the time we receive satisfactory proof of death.



ESTATE REWARDS DEATH BENEFIT(S)



For an additional fee, you may elect one of the Estate Rewards Death Benefits which can provide greater protection for your beneficiaries. You must choose between Option 1 and Option 2 at the time you purchase your contract and you can not change your election at any time. The Estate Rewards Death Benefit is not available if you are age 81 or older at the time of contract issue. The fee for Estate Rewards death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.



OPTION 1 - 5% ACCUMULATION OPTION



  THE DEATH BENEFIT IS THE GREATER OF:



     a.  the contract value at the time we receive satisfactory proof of death;
         or



     b. Net Purchase Payments compounded to the earlier of your 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.



If you die after your latest Annuity Date, the 5% Accumulation Option death benefit reverts to the Standard Death Benefit. Thus, your beneficiaries may receive no benefit from Estate Rewards Death Benefit. This option may not be available in all states. Check with your financial representative regarding availability.



OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION



THE DEATH BENEFIT IS THE GREATEST OF:



     a.  Net Purchase Payments; or




     b.  the contract value at the time we receive satisfactory proof of death;
         or



     c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



         If the Maximum Anniversary Value option was elected and you or the Continuing Spouse live to be age 90 or older, the death benefit will be the contract value because the Maximum Anniversary Value option ends at age 90. However, if you selected the Earnings Advantage benefit and death occurs after age 90 but before the latest annuity date at age 95, your beneficiary or Continuing Spouse will benefit from the Earnings Advantage.



EARNINGS ADVANTAGE



The Earnings Advantage benefit may increase the Estate Rewards death benefit amount. In order to make an Earnings Advantage election you must have already elected one of the Estate Rewards Death Benefits described above. The Earnings Advantage is available for an additional charge of 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. You are not required to elect the Earnings Advantage feature if you select the Estate Rewards Death Benefit, but once elected, generally, it cannot be terminated. Further, if you elect both the Estate Rewards and Earnings Advantage the combined charge will be 0.40% of the average daily ending value of the assets you have allocated to the Variable Portfolios.



If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.



The Contract Year of Death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:



------------------------------------------------------------------------------------------------------------------
CONTACT YEAR OF DEATH                     EARNINGS ADVANTAGE                             MAXIMUM
                                              PERCENTAGE                        EARNINGS ADVANTAGE AMOUNT
------------------------------------------------------------------------------------------------------------------
  Years 0 - 4                               25% of Earnings                    25% of Net Purchase Payments
------------------------------------------------------------------------------------------------------------------
  Years 5 - 9                               40% of Earnings                   40% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------
  Years 10+                                 50% of Earnings                   50% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------



* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of the Net Purchase Payments for the purpose of the Maximum Earnings Advantage Amount calculation.



What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.



What is the Earnings Advantage Percentage Amount?
We determine the amount of the Earnings Advantage based upon a percentage of earnings in your contract at the time of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where



     (1) equals the contract value on the date of death; and



     (2) equals Net Purchase Payments.



What is the Maximum Earnings Advantage?
The Earnings Advantage amount is subject to a maximum. The maximum Earnings Advantage amount is equal to a percentage of your Net Purchase Payments.



The Earnings Advantage benefit will only be paid if your date of death is prior to the latest Annuity Date. Thus, your beneficiaries may receive no benefit from your election of the Earnings Advantage Benefit if you live past your latest Annuity Date. This option may not be available in all states. Check with your Investment Representative regarding availability.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THESE DEATH BENEFIT FEATURES (IN THEIR ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.



SPOUSAL CONTINUATION



If you are the original owner of the contract and the Beneficiary is your spouse, your Spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). The contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. The Continuing Spouse can only elect to continue the contract upon the death of the original owner of the contract.



Upon continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. The Continuation Contribution is not considered a Purchase Payment for any other calculation except as noted in Appendix B. To the extent the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.



Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of Earnings Advantage. We will terminate Earnings Advantage if the Continuing Spouse is age 81 or older on the Continuation Date. If Earnings Advantage is not terminated or discontinued and the Continuing Spouse dies after the latest Annuity Date no Earnings Advantage benefit will be payable. SEE APPENDIX B FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATION FOLLOWING A SPOUSAL CONTINUATION.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                PERFORMANCE DATA

From time to time, the separate account may advertise the Money Market Fund's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Fund refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Money Market Fund of WM Variable Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolio is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

MONEY MARKET FUND


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV-SV-CMC)/(SV)

      where:

      SV = value of one Accumulation Unit at the start of a 7 day period
      EV = value of one Accumulation Unit at the end of the 7 day period
      CMC = an allocated portion of the $35 annual Contract Maintenance Charge, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Charge (CMC) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio allocated portion of the charge is proportional to the percentage of the number of the accounts that have money allocated to the Variable Portfolio. The charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size contacts funded by the Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

The Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

             Effective Yield = [(Base Period Return + 1)(365/7) - 1]

The yield quoted should not be considered a representation of the yield of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Portfolios

The Variable Portfolios of the separate account compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

      P(1+T)(n) = ERV

      where:

      P = a hypothetical initial payment of $1,000
      T = average annual total return
      n = number of years

      ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).

Standardized performance for the Variable Portfolios available in this contract reflect total returns using the seven year surrender charge schedule.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. The total return figures reflect the effect of both non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. In some cases, a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was included in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts. Hypothetical return data is derived from the original class of the corresponding Underlying Funds of the Anchor Series Trust, SunAmerica Series Trust and WM Variable Trust, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each Underlying Fund.

The rates of return do not reflect election of optional features. As a fee is charged for these optional features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

                                INCOME PROTECTOR

For contracts issued on or after March 14, 2005, the Income Protector feature is not available for election.

The Income Protector Program can provide a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you choose to switch to the Income Phase. If you elect the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

The minimum level of Income Protector benefit available is generally based upon your Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income. We charge a fee for the Income Protector benefit. The amount of the fee and levels of income protection available to you are described below. This feature may not be available in your state. Once you have made an Income Protector election it cannot be changed or terminated. Check with your financial representative regarding availability.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. In addition, if applicable, surrender charges will be assessed upon your beginning the Income Phase, if you annuitize under the Income Protector Program. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?

If you elect the Income Protector Program, we base the amount of minimum retirement income available to you upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. If elected, your participation becomes effective on the date of issue of the contract.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value. Your Income Benefit Base may accumulate at the elected growth rate, if available, from the date your election becomes effective through your Income Benefit Date.

Any applicable growth rate will reduce to 0% on the anniversary immediately after the annuitant's 90th birthday.

LEVEL OF PROTECTION

If you decide that you want the protection offered by the Income Protector Program, you must elect the Income Protector by completing the Income Protector Election Form available through our Annuity Service Center. You must elect the Income Protector feature at the time your contract is issued. You may only elect one of the offered alternatives, if more than one is available, and you can never change your election once made.

Your Income Benefit Base will begin accumulating at the applicable growth rate on the contract anniversary following our receipt of your completed election form. In order to obtain the benefit of the Income Protector you may not begin the income Phase for at least nine years following your election. You may not elect the Income Protector Program if the required waiting period before beginning the income phase would occur later than your latest Annuity Date.

The Income Protector option(s) currently available under this contract are:

                                                             FEE* AS A % OF YOUR INCOME    WAITING PERIOD BEFORE THE
           OPTION                     GROWTH RATE                   BENEFIT BASE                  INCOME PHASE
----------------------------  ----------------------------  ----------------------------  ----------------------------
     Income Protector Base                 0%                          0.10%                        9 years

* See Fee Tables above.

ELECTING TO RECEIVE INCOME

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the 9th or later contract anniversary following the effective date of your Income Protector participation.

The contract anniversary of or prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, we apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect to participate in the Income Protector program we charge an annual fee, as follows:

           OPTION             FEE* AS A % OF YOUR INCOME BENEFIT BASE
----------------------------  ---------------------------------------
Income Protector Base         0.10%

* If you elect the feature on a subsequent anniversary the fee may be different.

We deduct the annual fee from your actual Contract Value. We begin deducting the annual fee on your first contract anniversary. We will not assess the annual fee if you surrender or annuitize before the next contract anniversary.

Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You may wish to consult your tax advisor for information concerning your particular circumstances. If you elect Diversified Strategies Income Rewards or Capital Protector, you may not elect to participate in the Income Protector program.

The Income Protector program may not be available in all states. Check with your financial representative for availability in your state.

We reserve the right to modify, suspend or terminate the Income Protector Program at any time.


HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:

This table assumes a $100,000 initial investment in a Non-Qualified contract with no further premiums, no withdrawals and no premium taxes; and the election of the optional Base Income Protector at contract issue.

-----------------------------------------------------------------------------------------------------------------------------
                                        ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARY
    IF AT ISSUE YOU                        9              10             11             15             19             20
       ARE...              1-8          (AGE 69)       (AGE 70)       (AGE 71)       (AGE 75)       (AGE 79)       (AGE 80)
-----------------------------------------------------------------------------------------------------------------------------
  MALE                     N/A           6,480          6,672          6,864          7,716          8,616          8,832
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  FEMALE                   N/A           5,700          5,880          6,060          6,900          7,860          8,112
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  MALE, AGE 60             N/A           4,920          5,028          5,136          5,544          5,868          5,928
  FEMALE, AGE 60**
-----------------------------------------------------------------------------------------------------------------------------

*  Life Annuity with 10 Year Period Certain

** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial advisor for information regarding availability of this program in your state.

                                 INCOME PAYMENTS

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of certain guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and the dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and the age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.


                               ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing
(a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the Underlying Funds in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                              NIF = ($11.46/$11.44)
                                  = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5% per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5% per annum is:

                 1/[(1.035) to the power of (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are decreased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

                            VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

                                      TAXES
General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2005 is $14,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $4,000 in 2005 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $42,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS


The contracts are offered through WM Funds Distributor, located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Funds Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company is an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.



                              FINANCIAL STATEMENTS
                              --------------------



     The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.



     The financial statements of Variable Separate Account at December 31, 2004, and for each of the two years in the period ended December 31, 2004 are also presented in this Statement of Additional Information.



     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above, included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS



                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Registered Public Accounting Firm                  F-2

Consolidated Balance Sheet - December 31, 2004 and
December 31, 2003                                                    F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2004, 2003 and 2002                F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2004, 2003 and 2002                                     F-7 to F-8

Notes to Consolidated Financial Statements                           F-9 to F-38

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.



PricewaterhouseCoopers LLP
Los Angeles, California
April 15, 2005

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET


                                                                December 31,   December 31,
                                                                    2004           2003
                                                                -----------    -----------

                                                                      (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments                               $   201,117    $   133,105
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: December 31, 2004,
    $5,007,868; December 31, 2003, $5,351,183)                    5,161,027      5,505,800
  Mortgage loans                                                    624,179        716,846
  Policy loans                                                      185,958        200,232
  Mutual funds                                                        6,131         21,159
  Common stocks available for sale, at fair value (cost:
    December 31, 2004, $4,876; December 31, 2003, $635)               4,902            727
  Real estate                                                        20,091         22,166
  Securities lending collateral                                     883,792        514,145
  Other invested assets                                              38,789         10,453
                                                                -----------    -----------

  Total investments and cash                                      7,125,986      7,124,633

Variable annuity assets held in separate accounts                22,612,451     19,178,796
Accrued investment income                                            73,769         74,647
Deferred acquisition costs                                        1,349,089      1,268,621
Other deferred expenses                                             257,781        236,707
Income taxes currently receivable from Parent                         9,945         15,455
Receivable from brokers for sales of securities                         161             --
Goodwill                                                             14,038         14,038
Other assets                                                         52,795         58,830
                                                                -----------    -----------

TOTAL ASSETS                                                    $31,496,015    $27,971,727
                                                                ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                               December 31,   December 31,
                                                                   2004           2003
                                                               -----------    -----------

                                                                     (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity and fixed accounts of variable
    annuity contracts                                          $ 3,948,158    $ 4,274,329
  Reserves for universal life insurance contracts                1,535,905      1,609,233
  Reserves for guaranteed investment contracts                     215,331        218,032
  Reserves for guaranteed benefits                                  76,949         12,022
  Securities lending payable                                       883,792        514,145
  Due to affiliates                                                 21,655         19,289
  Payable to brokers                                                    --          1,140
  Other liabilities                                                190,198        247,435
                                                               -----------    -----------

  Total reserves, payables and accrued liabilities               6,871,988      6,895,625

Variable annuity liabilities related to separate accounts       22,612,451     19,178,796

Subordinated notes payable to affiliates                                --         40,960

Deferred income taxes                                              257,532        242,556
                                                               -----------    -----------

Total liabilities                                               29,741,971     26,357,937
                                                               -----------    -----------

Shareholder's equity:
  Common stock                                                       3,511          3,511
  Additional paid-in capital                                       758,346        709,246
  Retained earnings                                                919,612        828,423
  Accumulated other comprehensive income                            72,575         72,610
                                                               -----------    -----------

  Total shareholder's equity                                     1,754,044      1,613,790
                                                               -----------    -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                     $31,496,015    $27,971,727
                                                               ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                 Years Ended December 31,
                                                          -------------------------------------
                                                             2004          2003          2002
                                                          ---------     ---------     ---------

                                                                      (in thousands)
REVENUES:
  Fee income:
    Variable annuity policy fees, net of reinsurance      $ 369,141     $ 281,359     $ 286,919
    Asset management fees                                    89,569        66,663        66,423
    Universal life insurance fees, net of reinsurance        33,899        35,816        36,253
    Surrender charges                                        26,219        27,733        32,507
    Other fees                                               15,753        15,520        21,900
                                                          ---------     ---------     ---------
      Total fee income                                      534,581       427,091       444,002

Investment income                                           363,594       402,923       387,355
Net realized investment losses                              (23,807)      (30,354)      (65,811)
                                                          ---------     ---------     ---------


Total revenues                                              874,368       799,660       765,546
                                                          ---------     ---------     ---------

BENEFITS AND EXPENSES:

Interest expense:
  Fixed annuity and fixed accounts of variable annuity
    contracts                                               140,889       153,636       142,973
  Universal life insurance contracts                         73,745        76,415        80,021
  Guaranteed investment contracts                             6,034         7,534        11,267
  Subordinated notes payable to affiliates                    2,081         2,628         3,868
                                                          ---------     ---------     ---------
Total interest expense                                      222,749       240,213       238,129
Amortization of bonus interest                               10,357        19,776        16,277
General and administrative expenses                         131,612       119,093       115,210
Amortization of deferred acquisition costs and
  other deferred expenses                                   157,650       160,106       222,484
Annual commissions                                           64,323        55,661        58,389
Claims on universal life contracts, net of reinsurance
  recoveries                                                 17,420        17,766        15,716
Guaranteed minimum death benefits,
  net of reinsurance recoveries                              58,756        63,268        67,492
                                                          ---------     ---------     ---------

Total benefits and expenses                                 662,867       675,883       733,697
                                                          ---------     ---------     ---------

PRETAX INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               211,501       123,777        31,849

Income tax expense                                            6,410        30,247           160
                                                          ---------     ---------     ---------

NET INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               205,091        93,530        31,689

Cumulative effect of accounting change, net of tax          (62,589)           --            --
                                                          ---------     ---------     ---------

NET INCOME                                                $ 142,502     $  93,530     $  31,689
                                                          ---------     ---------     ---------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                              Years Ended December 31,
                                                       -------------------------------------
                                                          2004          2003          2002
                                                       ---------     ---------     ---------

                                                                   (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS),
  NET OF TAX:
  Net unrealized gains (losses) on debt and equity
    securities available for sale identified in the
    current period less related amortization of
    deferred acquisition costs and other deferred
    expenses                                           $ (20,487)    $  67,125     $  20,358
  Less reclassification adjustment for net realized
    losses included in net income                         19,263        19,194        52,285

  Net unrealized gains (losses) on foreign currency        1,170            --            --

  Change related to cash flow hedges                          --            --        (2,218)

  Income tax (benefit) expense                                19       (30,213)      (24,649)
                                                       ---------     ---------     ---------

OTHER COMPREHENSIVE INCOME (LOSS)                            (35)       56,106        45,776
                                                       ---------     ---------     ---------

COMPREHENSIVE INCOME                                   $ 142,467     $ 149,636     $  77,465
                                                       =========     =========     =========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                      Years Ended December 31,
                                                            -------------------------------------------
                                                                2004            2003            2002
                                                            -----------     -----------     -----------

                                                                           (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                                  $   142,502     $    93,530     $    31,689
Adjustments to reconcile net income to net cash provided
  by operating activities:
  Cumulative effect of accounting change, net of tax             62,589              --              --
  Interest credited to:
    Fixed annuity and fixed accounts of variable
    annuity contracts                                           140,889         153,636         142,973
    Universal life insurance contracts                           73,745          76,415          80,021
    Guaranteed investment contracts                               6,034           7,534          11,267
  Net realized investment losses                                 23,807          30,354          65,811
  Accretion of net discounts on investments                      (1,277)         (9,378)         (2,412)
  Loss on other invested assets                                     572           2,859           3,932
  Amortization of deferred acquisition costs and other
    expenses                                                    168,007         179,882         238,761
  Acquisition costs deferred                                   (246,033)       (212,251)       (204,833)
  Other expenses deferred                                       (62,906)        (70,158)        (77,602)
  Depreciation of fixed assets                                    1,619           1,718             860
  Provision for deferred income taxes                            49,337        (129,591)        106,044
  Change in:
    Accrued investment income                                       878             679          13,907
    Other assets                                                  4,416         (12,349)          4,736
    Income taxes currently payable to/receivable from
      Parent                                                       5157         148,898         (43,629)
    Due from/to affiliates                                        2,366         (36,841)         (7,743)
    Other liabilities                                             7,485          10,697          (7,143)
  Other, net                                                      2,284          14,885          10,877
                                                            -----------     -----------     -----------

NET CASH PROVIDED BY OPERATING
  ACTIVITIES                                                    381,471         250,519         367,516
                                                            -----------     -----------     -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                 (964,705)     (2,078,310)     (2,403,362)
  Mortgage loans                                                (31,502)        (44,247)       (128,764)
  Other investments, excluding short-term investments           (33,235)        (20,266)        (65,184)
Sales of:
  Bonds, notes and redeemable preferred stocks                  383,695       1,190,299         849,022
  Other investments, excluding short-term investments            22,283          12,835             825
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                  898,682         994,014         615,798
  Mortgage loans                                                125,475          67,506          82,825
  Other investments, excluding short-term investments            10,915          72,970         114,347
                                                            -----------     -----------     -----------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                                $   411,608     $   194,801     $  (934,493)
                                                            -----------     -----------     -----------


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                               Years Ended December 31,
                                                     -------------------------------------------
                                                         2004            2003            2002
                                                     -----------     -----------     -----------

                                                                    (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                $ 1,360,319     $ 1,553,000     $ 1,731,597
  Universal life insurance contracts                      45,183          45,657          49,402
Net exchanges from the fixed accounts of variable
  annuity contracts                                   (1,332,240)     (1,108,030)       (503,221)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (458,052)       (464,332)       (529,466)
  Universal life insurance contracts                     (69,185)        (61,039)        (68,444)
  Guaranteed investment contracts                         (8,614)       (148,719)       (135,084)
Claims and annuity payments, net of
  reinsurance, on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (108,691)       (109,412)        (98,570)
  Universal life insurance contracts                    (105,489)       (111,380)       (100,995)
Net receipt from (repayments of) other short-term
  financings                                             (41,060)         14,000              --
Net payment related to a modified coinsurance
  transaction                                             (4,738)        (26,655)        (30,282)
Capital contribution received from Parent                     --              --         200,000
Dividends paid to Parent                                  (2,500)        (12,187)        (10,000)
                                                     -----------     -----------     -----------

NET CASH (USED IN) PROVIDED BY
  FINANCING ACTIVITIES                                  (725,067)       (429,097)        504,937
                                                     -----------     -----------     -----------

NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                                  68,012          16,223         (62,040)

CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                                    133,105         116,882         178,922
                                                     -----------     -----------     -----------

CASH AND SHORT-TERM INVESTMENTS AT
  END OF PERIOD                                      $   201,117     $   133,105     $   116,882
                                                     ===========     ===========     ===========


SUPPLEMENTAL CASH FLOW FORMATION:

Interest paid on indebtedness                        $     2,081     $     2,628     $     3,868
                                                     ===========     ===========     ===========

Net income taxes (received) paid to Parent           $   (47,749)    $    10,989     $     5,856
                                                     ===========     ===========     ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    BASIS OF PRESENTATION

      AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products.

      The Company changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. Assets, liabilities and shareholder's equity at December 31, 2003 were restated to include $190,605,000, $39,952,000 and $150,653,000, respectively, of
      SAAMCo balances. Similarly, the results of operations and cash flows for the years ended December 31, 2003 and 2002 have been restated for the addition and subtraction to pretax income of $16,345,000 and $4,464,000 to reflect the SAAMCo activity. Prior to this capital contribution to the Company, SAAMCo distributed certain investments with a tax effect of $49,100,000 which was indemnified by its then parent, SALIC. See Note 10 of the Notes to Consolidated Financial Statements.

      SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, are included in the Company's asset management segment (see Note 13). These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 24.8% of deposits in the year ended December 31, 2004, 14.6% of deposits in the year ended December 31, 2003 and 11.9% of deposits in the year ended December 31, 2002. No other independent selling organization was responsible for 10% or more of deposits for any such period. One

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    BASIS OF PRESENTATION (Continued)

      independent selling organization in the asset management operations represented 16.0% of deposits in the year ended December 31, 2004 and 10.8% of deposits in the year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, deferred other expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $862,481,000 and $502,885,000 as of December 31, 2004 and 2003, respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet as of December 31, 2004 and 2003, respectively. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

      Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits and Guaranteed Minimum Withdrawal ("GMWB") benefits (see Note 7). Limited partnerships are carried at cost. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairments writedowns totaled $21,050,000, $54,092,000 and $57,273,000 in the years ending December 31,
      2004, 2003 and 2002.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as component of accumulated other comprehensive income in shareholder's equity.

      Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

      Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

      The Company issues certain variable annuity products that offer an optional GMAV and GMWB living benefit. If elected by the contract holder at the time of contract issuance, the GMAV feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. If elected by the contract holder at the time of contract issuance, the GMWB feature guarantees an annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days, adjusted for any subsequent withdrawals. There is a separate charge to the contract holder for these features. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV and GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other liabilities in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded through investment income.

      Deferred Acquisition Costs ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

      OTHER DEFERRED EXPENSES: The annuity operations currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company previously deferred these expenses as part of DAC and reported the amortization of such amounts as part of DAC amortization. Upon implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), the Company reclassified $155,695,000 of these expenses from DAC to other deferred expenses, which is reported on the consolidated balance

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      sheet. The prior period consolidated balance sheet and consolidated statements of income and comprehensive income presentation has been reclassified to conform to the new presentation. See Recently Issued Accounting Standards below.

      The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

      The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $14,038,000 (net of accumulated amortization of $18,838,000) at December 31, 2004 and 2003. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2004 and 2003, and has determined that no impairment provision is necessary.

      RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GICs: Reserves for fixed annuity, Fixed Options, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

      RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit and guaranteed minimum income benefits are accounted for in accordance with SOP 03-1. See Recently Issued Accounting Standards below.

      FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees, commissions and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges,

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned with net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: Prior to the 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their Parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS

            The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2004:

      U.S. government securities                  $   28,443          $   30,300
      Mortgage-backed securities                     926,274             956,567
      Securities of public utilities                 321,381             332,038
      Corporate bonds and notes                    2,797,943           2,902,829
      Redeemable preferred stocks                     20,140              21,550
      Other debt securities                          913,687             917,743
                                                  ----------          ----------

        Total                                     $5,007,868          $5,161,027
                                                  ==========          ==========


                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2003:

      U.S. government securities                  $   22,393          $   24,292
      Mortgage-backed securities                   1,148,452           1,191,817
      Securities of public utilities                 352,998             365,150
      Corporate bonds and notes                    2,590,254           2,697,142
      Redeemable preferred stocks                     21,515              22,175
      Other debt securities                        1,215,571           1,205,224
                                                  ----------          ----------

        Total                                     $5,351,183          $5,505,800
                                                  ==========          ==========

      At December 31, 2004, bonds, notes and redeemable preferred stocks included $386,426,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 19%, 16%, 16% and 10% concentrated in telecommunications, utilities, financial institutions and noncyclical consumer products industries, respectively. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2004, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 27%, 11% and 10% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and Massachusetts, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2004, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $40,051,000 of bonds.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

      The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

      At December 31, 2004, $10,505,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

      At December 31, 2004, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2004, follow:

                                                    Amortized        Estimated
                                                       Cost          Fair Value
                                                    ----------       ----------

                                                           (in thousands)

      Due in one year or less                       $  278,939       $  281,954
      Due after one year through five years          2,076,145        2,138,574
      Due after five years through ten years         1,299,345        1,339,499
      Due after ten years                              427,165          444,433
      Mortgage-backed securities                       926,274          956,567
                                                    ----------       ----------

        Total                                       $5,007,868       $5,161,027
                                                    ==========       ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2004:

      U.S. government securities                    $    1,857       $       --
      Mortgage-backed securities                        32,678           (2,385)
      Securities of public utilities                    11,418             (761)
      Corporate bonds and notes                        118,069          (13,183)
      Redeemable preferred stocks                        1,410               --
      Other debt securities                             14,871          (10,815)
                                                    ----------       ----------

        Total                                       $  180,303       $  (27,144)
                                                    ==========       ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2003:

      U.S. government securities                    $    1,898       $       --
      Mortgage-backed securities                        46,346           (2,980)
      Securities of public utilities                    13,467           (1,315)
      Corporate bonds and notes                        127,996          (21,108)
      Redeemable preferred stocks                          660               --
      Other debt securities                             24,366          (34,713)
                                                    ----------       ----------

        Total                                       $  214,733       $  (60,116)
                                                    ==========       ==========

      Gross unrealized gains on equity securities aggregated $26,000 at December 31, 2004 and $112,000 at December 31, 2003. There were no unrealized losses on equity securities at December 31, 2004 and gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003.

      The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 and 2003 (dollars in thousands).

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2004      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  125,589  $   (1,282)          23  $   40,275  $   (1,103)           9  $  165,864  $   (2,385)      32
    Securities of public
      utilities                46,249        (761)           9           0           0            0      46,249        (761)       9
    Corporate bonds
      and notes               487,923      (7,418)          86      87,194      (5,765)          15     575,117     (13,183)     101
    Other debt securities     207,378      (4,062)          36      79,782      (6,753)          12     287,160     (10,815)      48
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  867,139  $  (13,523)         154  $  207,251  $  (13,621)          36  $1,074,390  $  (27,144)     190
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2003      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  180,559  $   (2,882)          49  $   13,080  $      (98)           6  $  193,639  $   (2,980)      55
    Securities of public
      utilities                67,626      (1,315)           8          --          --           --      67,626      (1,315)       8
    Corporate bonds
      and notes               276,373     (17,086)          54      30,383      (4,022)           5     306,756     (21,108)      59
    Other debt securities     302,230     (33,951)          54      41,523        (762)           5     343,753     (34,713)      59
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  826,788  $  (55,234)         165  $   84,986  $   (4,882)          16  $  911,774  $  (60,116)     181
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

      Realized investment gains and losses on sales of investments are as follows:

                                                Years ended December 31,
                                        ----------------------------------------
                                          2004            2003            2002
                                        --------        --------        --------

                                                     (in thousands)
      BONDS, NOTES AND REDEEMABLE
        PREFERRED STOCKS:
        Realized gains                  $ 12,240        $ 30,896        $ 25,013
        Realized losses                  (12,623)        (11,818)        (32,865)

      COMMON STOCKS:
        Realized gains                         5             561              --
        Realized losses                     (247)           (117)           (169)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      The sources and related amounts of investment income are as follows:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Short-term investments                             $   2,483        $   1,363        $   5,447
      Bonds, notes and redeemable preferred stocks         293,258          321,493          305,480
      Mortgage loans                                        50,825           53,951           55,417
      Partnerships                                             417             (478)          12,344
      Policy loans                                          17,130           15,925           18,796
      Real estate                                             (202)            (331)            (276)
      Other invested assets                                  2,149           13,308           (7,496)
      Less: investment expenses                             (2,466)          (2,308)          (2,357)
                                                         ---------        ---------        ---------

      Total investment income                            $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========


      Investment income was attributable to the following products:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Fixed annuity contracts                            $  34,135        $  37,762        $  41,856
      Variable annuity contracts                           222,660          239,863          201,766
      Guaranteed investment contracts                       13,191           20,660           28,056
      Universal life insurance contracts                    92,645          100,019          105,878
      Asset management                                         963            4,619            9,799
                                                         ---------        ---------        ---------
      Total                                              $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
      CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES TO/FROM AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

      The estimated fair values of the Company's financial instruments at December 31, 2004 and 2003 compared with their respective carrying values, are as follows:

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2004:

      ASSETS:
        Cash and short-term investments                                 $   201,117       $   201,117
        Bonds, notes and redeemable preferred stocks                      5,161,027         5,161,027
        Mortgage loans                                                      624,179           657,828
        Policy loans                                                        185,958           185,958
        Mutual funds                                                          6,131             6,131
        Common stocks                                                         4,902             4,902
        Partnerships                                                          1,084             1,084
        Securities lending collateral                                       883,792           883,792
        Put options hedging guaranteed benefits                              37,705            37,705
        Variable annuity assets held in separate accounts                22,612,451        22,612,451

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 3,948,158       $ 3,943,265
        Reserves for guaranteed investment contracts                        215,331           219,230
        Securities lending payable                                          883,792           883,792
        Variable annuity liabilities related to separate accounts        22,612,451        22,612,451

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2003:

      ASSETS:
        Cash and short-term investments                                 $   133,105       $   133,105
        Bonds, notes and redeemable preferred stocks                      5,505,800         5,505,800
        Mortgage loans                                                      716,846           774,758
        Policy loans                                                        200,232           200,232
        Mutual funds                                                         21,159            21,159
        Common stocks                                                           727               727
        Partnerships                                                          1,312             1,685
        Securities lending collateral                                       514,145           514,145
        Put options hedging guaranteed benefits                               9,141             9,141
        Variable annuity assets held in separate accounts                19,178,796        19,178,796

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 4,274,329       $ 4,225,329
        Reserves for guaranteed investment contracts                        218,032           223,553
        Securities lending payable                                          514,145           514,145
        Variable annuity liabilities related to separate accounts        19,178,796        19,178,796
        Subordinated note payable to affiliate                               40,960            40,960

5.    DEFERRED ACQUISITION COSTS

      The following table summarizes the activity in deferred acquisition costs:

                                                                     Years Ended December 31,
                                                                  ------------------------------
                                                                      2004               2003
                                                                  -----------        -----------

                                                                          (in thousands)

      Balance at beginning of year                                $ 1,268,621        $ 1,224,101
      Acquisition costs deferred                                      246,033            212,250
      Effect of net unrealized gains (losses) on securities               267            (30,600)
      Amortization charged to income                                 (126,142)          (137,130)
      Cumulative effect of SOP 03-1                                   (39,690)                --
                                                                  -----------        -----------

      Balance at end of year                                      $ 1,349,089        $ 1,268,621
                                                                  ===========        ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    OTHER DEFERRED EXPENSES

      The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                                    Bonus         Distribution
                                                                   Payments          Costs            Total
                                                                  ---------        ---------        ---------

                                                                                 (in thousands)
      YEAR ENDED DECEMBER 31, 2004

      Balance at beginning of year                                $ 155,695        $  81,011        $ 236,707
      Expenses deferred                                              36,732           26,175           62,906
      Effect of net unrealized gains (losses) on securities              33               --               33
      Amortization charged in income                                (10,357)         (31,508)         (41,865)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 182,103        $  75,678        $ 257,781
                                                                  =========        =========        =========


      YEAR ENDED DECEMBER 31, 2003

      Balance at beginning of year                                $ 140,647        $  72,053        $ 212,700
      Expenses deferred                                              38,224           31,934           70,159
      Effect of net unrealized gains (losses) on securities          (3,400)              --           (3,400)
      Amortization charged in income                                (19,776)         (22,976)         (42,752)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 155,695        $  81,011        $ 236,707
                                                                  =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS

      The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as GMDB, GMAV, GMWB and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

      The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

      The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

      EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

      If available and elected by the contract holder, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. As there is a waiting period to annuitize using the GMIB, there are no policies eligible to receive this benefit at December 31, 2004. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under FAS 133, and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

      GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days adjusted for any subsequent withdrawals ("Eligible Premium"). These guaranteed annual withdrawals of up to 10% of Eligible Premium are available after either a three-year or a five-year waiting period as elected by the contract holder at time of contract issuance, without reducing the future amounts guaranteed. If no withdrawals have been made during the waiting period of three or five years, the contract holder will realize an additional 10% or 20%, respectively, of Eligible Premium after all other amounts guaranteed under this benefit have been paid. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      Details concerning the Company's guaranteed benefit exposures as of December 31, 2004 are as follows:

                                                                                          Highest Specified
                                                                                             Anniversary
                                                                          Return of Net     Account Value
                                                                         Deposits Plus a  Minus Withdrawals
                                                                         Minimum Return   Post Anniversary
                                                                         ---------------  -----------------

                                                                               (dollars in millions)
      In the event of death (GMDB and EEB):
         Account value                                                        $12,883          $12,890
         Net amount at risk (a)                                               $   933          $ 1,137
         Average attained age of contract holders                                  67               64
         Range of guaranteed minimum return rates                               0%-5%               0%

      At annuitization (GMIB):
         Account value                                                        $ 6,942
         Net amount at risk (b)                                               $     3
         Weighted average period remaining until earliest annuitization     3.8 Years
         Range of guaranteed minimum return rates                             0%-6.5%

      Accumulation at specified date (GMAV):
         Account value                                                        $ 1,533
         Net amount at risk (c)                                               $    --
         Weighted average period remaining until guaranteed payment         9.0 Years

      Annual withdrawals at specified date (GMWB):
         Account value                                                        $   294
         Net amount at risk (d)                                               $    --
         Weighted average period remaining until expected payout           13.9 Years

      (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

      (b) Net amount at risk represents the present value of the expected annuitization payments at the expected annuitization dates in excess of the present value of the expected account value at the expected annuitization dates, net of reinsurance.

      (c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

      (d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made during the waiting period of 3 or 5 years, the contract holder will realize an additional 10% or 20% of Eligible Premium, respectively, after all other amounts guaranteed under this benefit have been paid. The additional 10% or 20% enhancement increases the net amount at risk by $26.3 million and is payable no sooner than 13 or 15 years from contract issuance for the 3 or 5 year waiting periods, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                            (in thousands)
Balance at January 1, 2004 before reinsurance (e)                             $  92,873
Guaranteed benefits incurred                                                     61,472
Guaranteed benefits paid                                                        (49,947)
                                                                              ---------

Balance at December 31, 2004 before reinsurance                                 104,398
  Less reinsurance                                                              (27,449)
                                                                              ---------

Balance at December 31, 2004, net of reinsurance                              $  76,949
                                                                              =========

      (e) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

      - Data used was 5,000 stochastically generated investment performance scenarios.

      -     Mean investment performance assumption was 10%.

      -     Volatility assumption was 16%.

      -     Mortality was assumed to be 64% of the 75-80 ALB table.

      - Lapse rates vary by contract type and duration and range from 0% to 40%.

      -     The discount rate was approximately 8%.

8.    REINSURANCE

      Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

      Variable policy fees are net of reinsurance premiums of $28,604,000, $30,795,000 and $22,500,000 in 2004, 2003 and 2002, respectively.
      Universal life insurance fees are net of reinsurance premiums of $34,311,000, $33,710,000 and $34,098,000 in 2004, 2003 and 2002,
      respectively.

      The Company has a reinsurance treaty under which the Company retains no more than $100,000 of risk on any one insured life in order to limit the exposure to loss on any single insured. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $34,163,000, $34,036,000 and $29,171,000 in 2004, 2003 and 2002,
      respectively. Guaranteed benefits were reduced by reinsurance recoveries of $2,716,000, $8,042,000 and $8,362,000 in 2004, 2003 and 2002,
      respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has six agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2004 is $195,442,000. These commitments have contractual maturity dates in 2005. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $62,590,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The Internal Revenue Service has completed its examinations into the transactions underlying these commitments, including the Company's role in the transactions. The examination did not result in a material loss to the Company.

      At December 31, 2004, the Company has commitments to purchase a total of approximately $10,000,000 of asset-backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $2,000,000 in 2005 and $8,000,000 in 2007.

      Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows of the Company.

      Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

      On April 5, 2004, a purported class action captioned Nitika Mehta, as
                                                           ----------------
      Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance
      ------------------------------------------------------------------------
      Company, Case 04L0199, was filed in the Circuit Court, Twentieth Judicial
      -------
      District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time. The company cannot estimate a range because the litigation has not progressed beyond the preliminary stage.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2004 and 2003, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                                             Years ended December 31,
                                                                   -------------------------------------------
                                                                      2004             2003             2002
                                                                   ---------        ---------        ---------

                                                                                  (in thousands)
      ADDITIONAL PAID-IN CAPITAL:
        Beginning balances                                         $ 709,246        $ 709,246        $ 509,246
        Capital contributions by Parent                               49,100               --          200,000
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 758,346        $ 709,246        $ 709,246
                                                                   =========        =========        =========

      RETAINED EARNINGS:
        Beginning balances                                         $ 828,423        $ 730,321        $ 669,103
        Net income                                                   142,502           93,530           31,689
        Dividends paid to Parent                                      (2,500)         (12,187)         (10,000)
        Adjustment for tax benefit of distributed subsidiary             287           16,759           39,529
        Tax effect on a distribution of investment                   (49,100)              --               --
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 919,612        $ 828,423        $ 730,321
                                                                   =========        =========        =========

      ACCUMULATED OTHER COMPREHENSIVE
        INCOME (LOSS):
        Beginning balances                                         $  72,610        $  16,504        $ (29,272)
        Change in net unrealized gains (losses)
          on debt securities available for sale                       (1,459)         118,725           98,718
        Change in net unrealized gains (losses)
          on equity securities available for sale                        (65)           1,594           (1,075)
        Change in net unrealized gains on foreign currency             1,170               --               --
        Change in adjustment to deferred acquisition costs
          and other deferred expenses                                    300          (34,000)         (25,000)
        Net change related to cash flow hedges                            --               --           (2,218)
        Tax effects of net changes                                        19          (30,213)         (24,649)
                                                                   ---------        ---------        ---------

        Ending balances                                            $  72,575        $  72,610        $  16,504
                                                                   =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                           December 31,     December 31,
                                                               2004             2003
                                                            ---------        ---------

                                                                  (in thousands)

        Gross unrealized gains                              $ 180,329        $ 214,845
        Gross unrealized losses                               (27,144)         (60,136)
        Unrealized gain on foreign currency                     1,170               --
        Adjustment to DAC and other deferred expenses         (42,700)         (43,000)
        Deferred income taxes                                 (39,080)         (39,099)
                                                            ---------        ---------

        Accumulated other comprehensive income              $  72,575        $  72,610
                                                            =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to shareholder in the year 2005 without obtaining prior approval is $83,649,000. Dividends of $2,500,000 were paid in 2004. Prior to the capital contribution of SAAMCo to the Company, SAAMCo paid dividends to its parent, SunAmerica Life Insurance Company, of $12,187,000 and $10,000,000 in 2003 and 2002, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $99,288,000 for the year ended December 31, 2004, net income of $89,071,000 and net loss of $180,737,000 for the years ended December 31, 2003 and 2002, respectively. The Company's statutory capital and surplus totaled $840,001,000 at December 31, 2004 and $602,348,000 at December 31, 2003.

11.   INCOME TAXES

      The components of the provisions for income taxes on pretax income consist of the following:

                                               Years ended December 31,
                                     ------------------------------------------
                                        2004             2003             2002
                                     ---------        ---------        ---------

                                                    (in thousands)

      Current expense (benefit)      $ (42,927)       $ 127,655        $(105,369)
      Deferred expense (benefit)        49,337          (97,408)         105,529
                                     ---------        ---------        ---------

      Total income tax expense       $   6,410        $  30,247        $     160
                                     =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in statement of income and comprehensive income provided differ as follows:

                                                                       Years ended December 31,
                                                               ----------------------------------------
                                                                 2004            2003            2002
                                                               --------        --------        --------

                                                                            (in thousands)

      Amount computed at statutory rate                        $ 74,025        $ 43,322        $ 11,147
      Increases (decreases) resulting from:
          State income taxes, net of federal tax benefit          4,020           2,273            (567)
          Dividends received deduction                          (19,058)        (15,920)        (10,117)
          Tax credits                                            (4,000)             --              --
          Adjustment to prior year tax liability (a)            (39,730)             --              --
          Other, net                                             (8,847)            572            (303)
                                                               --------        --------        --------

        Total income tax expense                               $  6,410        $ 30,247        $    160
                                                               ========        ========        ========


            (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

      Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

      At December 31, 2004, the Company had net operating carryforwards, capital loss carryforwards and tax credit carryforwards for Federal income tax purposes of $15,515,000, $63,774,000 and $44,604,000, respectively, arising from affordable housing investments no longer owned by SAAMCo. Such carryforwards expire in 2018, 2006 to 2008 and 2018, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                                   December 31,     December 31,
                                                                                       2004             2003
                                                                                    ---------        ---------

                                                                                          (in thousands)

        DEFERRED TAX LIABILITIES:

        Deferred acquisition costs and other deferred expenses                      $ 432,868        $ 473,387
        State income taxes                                                             10,283            5,744
        Other liabilities                                                              15,629              350
        Net unrealized gains on debt and equity securities available for sale          39,080           39,098

                                                                                    ---------        ---------
        Total deferred tax liabilities                                                497,860          518,579
                                                                                    ---------        ---------

        DEFERRED TAX ASSETS:

        Investments                                                                   (28,915)         (25,213)
        Contract holder reserves                                                     (122,691)        (158,112)
        Guaranty fund assessments                                                      (3,402)          (3,408)
        Deferred income                                                                 (5,604)         (3,801)
        Other assets                                                                   (1,068)          (7,446)
        Net operating loss carryforward                                                (5,430)              --
        Capital loss carryforward                                                     (22,321)         (20,565)
        Low income housing credit carryforward                                        (44,604)         (36,600)
        Partnership income/loss                                                        (6,293)         (20,878)

                                                                                    ---------        ---------
        Total deferred tax assets                                                    (240,328)        (276,023)
                                                                                    ---------        ---------

        Deferred income taxes                                                       $ 257,532        $ 242,556
                                                                                    =========        =========


      The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.   RELATED-PARTY MATTERS

      As of December 31, 2004, subordinated notes payable to affiliates were paid off except for accrued interest totaling $460,000 which is included in other liabilities on the consolidated balance sheet.

      On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000. Any advances made under this agreement must be repaid within 30 days. At December 31, 2004 and 2003, the Company owed $0 and $14,000,000, respectively, under this agreement, which was included in due to affiliates.

      On October 31, 2003, the Company became a party to an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $60,000,000. This commitment expires on October 28, 2005. There were no balances outstanding under this agreement at December 31, 2004.

      For the years ended December 31, 2004, 2003 and 2002, the Company paid commissions totaling $60,674,000, $51,716,000 and $59,058,000, respectively, to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities Inc. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products amounting to approximately 23%, 24% and 31% of deposits for each of the respective years. Of the Company's mutual fund sales, approximately 25%, 23% and 28% were distributed by these affiliated broker-dealers for the years ended December 31, 2004, 2003 and 2002, respectively.

      On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,537,000 in 2004 and are included in the Company's consolidated statement of income and comprehensive income. A fee of $150,000, $1,620,000 and $1,777,000 was paid under a different agreement in 2004, 2003 and 2002, respectively.

      On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,074,000, $7,587,000 and $7,614,000 in 2004, 2003 and 2002, respectively, and are net of certain administrative costs incurred by VALIC of

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      $2,593,000, $2,168,000 and $2,175,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

      The Company's ultimate parent, AIG, has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the SEC and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG, resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on Company operating results, cash flows or financial position.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $148,554,000 for the year ended December 31, 2004, $126,531,000 for the year ended December 31, 2003 and $119,981,000 for the year ended December 31, 2002. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $60,183,000, $48,733,000 and $49,004,000 respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,712,000, $3,838,000 and $3,408,000 for the years ended December 31, 2004, 2003 and
      2002, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      The Company incurred $1,113,000, $500,000 and $790,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2004, 2003 and 2002, respectively (see Note 2).

      In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000. At December 31, 2004, the affiliated bond has a market value of $34,630,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS

      The Company conducts its business through two business segments, annuity operations and asset management operations. Annuity operations consists of the sale and administration of deposit-type insurance contracts, including fixed and variable annuity contracts, universal life insurance contracts and GICs. Asset management operations, which includes the managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios, is conducted by SAAMCo and its subsidiary and distributor, SACS, and its subsidiary and servicing administrator, SFS. Following is selected information pertaining to the Company's business segments.

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2004:
          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    369,141        $         --       $    369,141
            Asset management fees                                     --              89,569             89,569
            Universal life insurance policy fees, net
              of reinsurance                                      33,899                  --             33,899
            Surrender charges                                     26,219                  --             26,219
            Other fees                                                --              15,753             15,753
                                                            ------------        ------------       ------------
          Total fee income                                       429,259             105,322            534,581

          Investment income                                      362,631                 963            363,594
          Net realized investment gains (losses)                 (24,100)                293            (23,807)
                                                            ------------        ------------       ------------

          Total revenues                                         767,790             106,578            874,368
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       220,668               2,081            222,749
          Amortization of bonus interest                          10,357                  --             10,357
          General and administrative expenses                     93,188              38,424            131,612
          Amortization of deferred acquisition costs
            and other deferred expenses                          126,142              31,508            157,650
          Annual commissions                                      64,323                  --             64,323
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,420                  --             17,420
          Guaranteed benefits, net of reinsurance
            recoveries                                            58,756                  --             58,756
                                                            ------------        ------------       ------------

          Total benefits and expenses                            590,854              72,013            662,867
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $    176,936        $     34,565       $    211,501
                                                            ============        ============       ============

          Total assets                                      $ 31,323,462        $    217,155       $ 31,540,617
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $        132       $        132
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2003:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    281,359        $         --       $    281,359
            Asset management fees                                     --              66,663             66,663
            Universal life insurance policy fees, net
              of reinsurance                                      35,816                  --             35,816
            Surrender charges                                     27,733                  --             27,733
            Other fees                                                --              15,520             15,520
                                                            ------------        ------------       ------------
          Total fee income                                       344,908              82,183            427,091

          Investment income                                      398,304               4,619            402,923
          Net realized investment losses                         (30,354)                 --            (30,354)
                                                            ------------        ------------       ------------

          Total revenues                                         712,858              86,802            799,660
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       237,585               2,628            240,213
          Amortization of bonus interest                          19,776                  --             19,776
          General and administrative expenses                     83,013              36,080            119,093
          Amortization of deferred acquisition costs
            and other deferred expenses                          137,130              22,976            160,106
          Annual commissions                                      55,661                  --             55,661
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,766                  --             17,766
          Guaranteed benefits, net of reinsurance
            recoveries                                            63,268                  --             63,268
                                                            ------------        ------------       ------------

          Total benefits and expenses                            614,199              61,684            675,883
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     98,659        $     25,118       $    123,777
                                                            ============        ============       ============

          Total assets                                      $ 27,781,457        $    190,270       $ 27,971,727
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      2,977       $      2,977
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.     BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2002:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    286,919        $         --       $    286,919
            Asset management fees                                     --              66,423             66,423
            Universal life insurance policy fees, net
              of reinsurance                                      36,253                  --             36,253
            Surrender charges                                     32,507                  --             32,507
            Other fees                                             3,304              18,596             21,900
                                                            ------------        ------------       ------------
          Total fee income                                       358,983              85,019            444,002

          Investment income                                      377,556               9,799            387,355
          Net realized investment losses                         (65,811)                 --            (65,811)
                                                            ------------        ------------       ------------

          Total revenues                                         670,728              94,818            765,546
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       234,261               3,868            238,129
          Amortization of bonus interest                          16,277                  --             16,277
          General and administrative expenses                     79,287              35,923            115,210
          Amortization of deferred acquisition costs
            and other deferred expenses                          171,583              50,901            222,484
          Annual commissions                                      58,389                  --             58,389
          Claims on universal life contracts,
            net of reinsurance recoveries                         15,716                  --             15,716
          Guaranteed benefits, net of reinsurance
            recoveries                                            67,492                  --             67,492
                                                            ------------        ------------       ------------

          Total benefits and expenses                            643,005              90,692            733,697
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     27,723        $      4,126       $     31,849
                                                            ============        ============       ============

          Total assets                                      $ 23,538,832        $    214,157       $ 23,752,989
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      7,297       $      7,297
                                                            ============        ============       ============

                            VARIABLE SEPARATE ACCOUNT
                            -------------------------
                                       OF
                                       --
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      -------------------------------------

                              FINANCIAL STATEMENTS
                              --------------------

                                DECEMBER 31, 2004
                                -----------------

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm...............     1
Statement of Assets and Liabilities...................................     2
Schedule of Portfolio Investments.....................................    22
Statement of Operations...............................................    24
Statement of Changes in Net Assets....................................    51
Notes to Financial Statements.........................................   105

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
March 31, 2005

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                     Government                                                       Government
                             Asset       Capital        and                      Natural      Asset        Capital       and
                           Allocation  Appreciation Quality Bond    Growth      Resources   Allocation  Appreciation Quality Bond
                           Portfolio    Portfolio    Portfolio     Portfolio    Portfolio   Portfolio     Portfolio    Portfolio
                           (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 2)     (Class 2)    (Class 2)
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Assets:
  Investments in
    Anchor Series
    Trust (Class
    1, 2 or 3), at
    net asset value       $382,278,134 $851,237,491 $368,063,059 $375,237,336 $113,436,088 $ 18,384,242 $123,237,079 $129,395,172
  Investments in
    SunAmerica Series
    Trust (Class 1, 2
    or 3), at net
    asset value                      0            0            0            0            0            0            0            0
  Investments in Van
    Kampen Life
    Investment Trust
    (Class II), at
    net asset value                  0            0            0            0            0            0            0            0
  Investments in WM
    Variable Trust
    (Class 1 or Class
    2), at net asset
    value                            0            0            0            0            0            0            0            0
  Investments in
    Nations Separate
    Account Trust
    (Class B), at net
    asset value                      0            0            0            0            0            0            0            0
  Investments in
    American Funds
    Insurance Series
    (Class 2 or 3),
    at net asset
    value                            0            0            0            0            0            0            0            0
  Investments in Lord
    Abbett Series
    Fund, Inc. (Class
    VC), at net asset
    value                            0            0            0            0            0            0            0            0

   Receivable from
    AIG SunAmerica
    Life Assurance
    Company                          0            0            0            0            0            0            0            0
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Total Assets:             $382,278,134 $851,237,491 $368,063,059 $375,237,336 $113,436,088 $ 18,384,242 $123,237,079 $129,395,172

Liabilities:                         0            0            0            0            0            0            0            0
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                          $382,278,134 $851,237,491 $368,063,059 $375,237,336 $113,436,088 $ 18,384,242 $123,237,079 $129,395,172
                          ============ ============ ============ ============ ============ ============ ============ ============
Net assets:

  Accumulation units      $379,879,683 $848,646,438 $365,345,789 $374,036,008 $113,151,690 $ 18,384,242 $123,237,079 $129,395,172

  Contracts in payout
    (annuitization)
    period                   2,398,451    2,591,053    2,717,270    1,201,328      284,398            0            0            0
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

     Total net assets     $382,278,134 $851,237,491 $368,063,059 $375,237,336 $113,436,088 $ 18,384,242 $123,237,079 $129,395,172
                          ============ ============ ============ ============ ============ ============ ============ ============

Accumulation units
  outstanding               17,122,617   24,027,428   21,889,014   12,878,108    4,139,858      829,438    3,423,701    7,672,011
                          ============ ============ ============ ============ ============ ============ ============ ============

Contracts With Total
 Expenses of 1.30%:
  Net Assets              $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -            -            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.40%:
  Net Assets              $          - $          - $          - $          - $          - $          - $  2,640,720 $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -       73,281            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $      36.04 $          -
Contracts With Total
 Expenses of 1.52% (1):
  Net Assets              $          - $          - $          - $          - $          - $ 11,764,380 $ 90,186,243 $100,904,796
  Accumulation units
   outstanding                       -            -            -            -            -      529,498    2,505,497    5,975,208
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $      22.22 $      36.00 $      16.89
Contracts With Total
 Expenses of 1.52% (2):
  Net Assets              $380,322,525 $832,069,839 $353,774,338 $369,220,711 $111,630,698 $          - $          - $          -
  Accumulation units
   outstanding              17,034,221   23,044,841   20,844,693   12,669,603    4,073,319            -            -            -
  Unit value of
   accumulation units     $      22.33 $      36.11 $      16.97 $      29.14 $      27.41 $          - $          - $          -
Contracts With Total
 Expenses of 1.52% (3):
  Net Assets              $          - $  4,039,589 $  4,877,806 $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                       -      432,918      420,880            -            -            -            -            -
  Unit value of
   accumulation units     $          - $       9.33 $      11.59 $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.52% (4):
  Net Assets              $          - $          - $          - $          - $          - $    778,970 $  3,273,082 $  5,076,698
  Accumulation units
   outstanding                       -            -            -            -            -       35,064       90,150      300,173
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $      22.22 $      36.31 $      16.91
Contracts With Total
 Expenses of 1.55% (5):
  Net Assets              $          - $          - $          - $          - $          - $          - $  1,176,259 $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -       32,737            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $      35.93 $          -
Contracts With Total
 Expenses of 1.55% (6):
  Net Assets              $          - $          - $          - $          - $          - $          - $  1,939,637 $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -       52,568            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $      36.90 $          -
Contracts With Total
 Expenses of 1.70%:
  Net Assets              $          - $          - $          - $          - $          - $          - $    762,273 $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -       20,734            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $      36.76 $          -
Contracts With Total
 Expenses of 1.72% (4):
  Net Assets              $          - $          - $          - $          - $          - $  2,044,816 $  6,203,201 $  5,597,281
  Accumulation units
   outstanding                       -            -            -            -            -       92,442      171,491      333,011
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $      22.12 $      36.17 $      16.81
Contracts With Total
 Expenses of 1.77% (7):
  Net Assets              $          - $          - $          - $          - $          - $  2,653,742 $ 14,000,771 $ 15,802,191
  Accumulation units
   outstanding                       -            -            -            -            -      120,339      392,068      942,998
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $      22.05 $      35.71 $      16.76
Contracts With Total
 Expenses of 1.77% (2):
  Net Assets              $  1,955,609 $ 13,451,864 $  7,114,989 $  6,016,625 $  1,805,390 $          - $          - $          -
  Accumulation units
   outstanding                  88,396      376,349      423,388      208,505       66,539            -            -            -
  Unit value of
   accumulation units     $      22.12 $      35.74 $      16.80 $      28.86 $      27.13 $          - $          - $          -
Contracts With Total
 Expenses of 1.77% (3):
  Net Assets              $          - $  1,676,199 $  2,295,926 $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                       -      173,320      200,053            -            -            -            -            -
  Unit value of
   accumulation units     $          - $       9.67 $      11.48 $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.80%:
  Net Assets              $          - $          - $          - $          - $          - $          - $  1,035,523 $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -       29,119            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $      35.56 $          -
Contracts With Total
 Expenses of 1.95%:
  Net Assets              $          - $          - $          - $          - $          - $          - $    269,331 $          -
  Accumulation units
   outstanding                       -            -            -            -            -            -        7,375            -
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $          - $      36.52 $          -
Contracts With Total
 Expenses of 1.97% (4):
  Net Assets              $          - $          - $          - $          - $          - $  1,142,334 $  1,750,039 $  2,014,206
  Accumulation units
   outstanding                       -            -            -            -            -       52,095       48,681      120,621
  Unit value of
   accumulation units     $          - $          - $          - $          - $          - $      21.93 $      35.95 $      16.70

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                  (Continued)

                                                                                 Government
                                            Natural      Asset        Capital       and                     Natural     Aggressive
                               Growth      Resources   Allocation  Appreciation Quality Bond    Growth     Resources      Growth
                              Portfolio    Portfolio   Portfolio     Portfolio    Portfolio    Portfolio   Portfolio     Portfolio
                              (Class 2)    (Class 2)   (Class 3)     (Class 3)    (Class 3)    (Class 3)   (Class 3)     (Class 1)
                            ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Assets:
  Investments in
    Anchor Series
    Trust (Class 1, 2
    or 3), at net
    asset value             $ 77,079,482 $ 21,312,223 $ 11,903,503 $168,649,045 $214,338,476 $ 99,754,464 $ 21,183,866 $          0
  Investments in
    SunAmerica Series
    Trust (Class 1, 2
    or 3), at net
    asset value                        0            0            0            0            0            0            0  143,920,224
  Investments in Van
    Kampen Life
    Investment Trust
    (Class II), at
    net asset value                    0            0            0            0            0            0            0            0
  Investments in WM
    Variable Trust
    (Class 1 or Class
    2), at net asset
    value                              0            0            0            0            0            0            0            0
  Investments in
    Nations Separate
    Account Trust
    (Class B), at net
    asset value                        0            0            0            0            0            0            0            0
  Investments in
    American Funds
    Insurance Series
    (Class 2 or 3),
    at net asset
    value                              0            0            0            0            0            0            0            0
  Investments in Lord
    Abbett Series
    Fund, Inc. (Class
    VC), at net asset
    value                              0            0            0            0            0            0            0            0

   Receivable from
    AIG SunAmerica
    Life Assurance
    Company                            0            0            0            0            0            0            0            0
                            ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Total Assets:               $ 77,079,482 $ 21,312,223 $ 11,903,503 $168,649,045 $214,338,476 $ 99,754,464 $ 21,183,866 $143,920,224

Liabilities:                           0            0            0            0            0            0            0            0
                            ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

                            $ 77,079,482 $ 21,312,223 $ 11,903,503 $168,649,045 $214,338,476 $ 99,754,464 $ 21,183,866 $143,920,224
                            ============ ============ ============ ============ ============ ============ ============ ============
Net assets:

   Accumulation units       $ 77,079,482 $ 21,312,223 $ 11,903,503 $168,649,045 $214,338,476 $ 99,754,464 $ 21,183,866 $143,516,263

   Contracts in
     payout (annuitization)
     period                            0            0            0            0            0            0            0      403,961
                            ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

   Total net assets         $ 77,079,482 $ 21,312,223 $ 11,903,503 $168,649,045 $214,338,476 $ 99,754,464 $ 21,183,866 $143,920,224
                            ============ ============ ============ ============ ============ ============ ============ ============

Accumulation units
 outstanding                   2,657,729      781,704      539,411    4,699,455   12,740,224    3,447,573      779,599    9,797,972
                            ============ ============ ============ ============ ============ ============ ============ ============

Contracts With Total
 Expenses of 1.30%:
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.40%:
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.52%
 (1):
  Net Assets                $ 62,759,100 $ 15,612,603 $          - $ 90,551,100 $114,527,165 $ 55,138,498 $ 11,019,042 $          -
  Accumulation units
   outstanding                 2,161,193      571,322            -    2,519,157    6,795,338    1,902,185      404,634            -
  Unit value of
   accumulation units       $      29.04 $      27.33 $          - $      35.95 $      16.85 $      28.99 $      27.23 $          -
Contracts With Total
 Expenses of 1.52%
 (2):
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $141,886,316
  Accumulation units
   outstanding                         -            -            -            -            -            -            -    9,631,790
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $      14.73
Contracts With Total
 Expenses of 1.52%
 (3):
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $    312,260
  Accumulation units
   outstanding                         -            -            -            -            -            -            -       40,073
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $       7.79
Contracts With Total
 Expenses of 1.52%
 (4):
  Net Assets                $  1,573,487 $    540,375 $  2,445,197 $ 23,215,835 $ 28,170,482 $ 11,154,758 $  2,721,371 $          -
  Accumulation units
   outstanding                    54,184       19,737      110,469      645,867    1,671,628      384,810       99,929            -
  Unit value of
   accumulation units       $      29.04 $      27.38 $      22.13 $      35.95 $      16.85 $      28.99 $      27.23 $          -
Contracts With Total
 Expenses of 1.55%
 (5):
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.55%
 (6):
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.70%:
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.72%
 (4):
  Net Assets                $  2,219,429 $    770,736 $  8,932,474 $ 40,441,919 $ 53,956,875 $ 25,022,258 $  4,880,203 $          -
  Accumulation units
   outstanding                    76,797       28,357      404,971    1,129,749    3,215,639      867,148      180,306            -
  Unit value of
   accumulation units       $      28.90 $      27.18 $      22.06 $      35.80 $      16.78 $      28.86 $      27.07 $          -
Contracts With Total
 Expenses of 1.77%
 (7):
  Net Assets                 $ 9,918,648 $  4,216,599 $          - $  9,913,755 $ 12,316,486 $  6,058,323 $  2,255,598 $          -
  Accumulation units
   outstanding                   344,366      155,926            -      277,447      735,600      210,421       83,304            -
  Unit value of
   accumulation units       $      28.80 $      27.04 $          - $      35.73 $      16.74 $      28.79 $      27.08 $          -
Contracts With Total
 Expenses of 1.77%
 (2):
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $  1,588,431
  Accumulation units
   outstanding                         -            -            -            -            -            -            -      108,850
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $      14.59
Contracts With Total
 Expenses of 1.77%
 (3):
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $    133,217
  Accumulation units
   outstanding                         -            -            -            -            -            -            -       17,259
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $       7.72
Contracts With Total
 Expenses of 1.80%:
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.95%:
  Net Assets                $          - $          - $          - $          - $          - $          - $          - $          -
  Accumulation units
   outstanding                         -            -            -            -            -            -            -            -
  Unit value of
   accumulation units       $          - $          - $          - $          - $          - $          - $          - $          -
Contracts With Total
 Expenses of 1.97%
 (4):
  Net Assets                $    608,818 $    171,910 $    525,832 $  4,526,436 $  5,367,468 $  2,380,627 $    307,652 $          -
  Accumulation units
   outstanding                    21,189        6,362       23,971      127,235      322,019       83,009       11,426            -
  Unit value of
   accumulation units       $      28.73 $      27.02 $      21.94 $      35.58 $      16.67 $      28.68 $      26.93 $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)

                                                                              Davis                               Federated
                         Alliance    Blue Chip     Cash       Corporate      Venture      "Dogs" of   Emerging     American
                         Growth       Growth     Management     Bond          Value      Wall Street   Markets     Leaders
                        Portfolio    Portfolio   Portfolio    Portfolio     Portfolio     Portfolio   Portfolio   Portfolio
                        (Class 1)    (Class 1)   (Class 1)    (Class 1)     (Class 1)     (Class 1)   (Class 1)    (Class 1)
                      ------------ ------------ ------------ ------------ -------------- ----------- ----------- ------------
Assets:
  Investments in
    Anchor Series
    Trust (Class 1, 2
    or 3), at net
    asset value       $          0 $          0 $          0 $          0 $            0 $         0 $         0 $          0
  Investments in
    SunAmerica Series
    Trust (Class 1, 2
    or 3), at net
    asset value        749,771,483   25,017,804  135,050,861  194,730,836  1,657,605,750  78,877,465  88,049,372  157,581,658
  Investments in Van
    Kampen Life
    Investment Trust
    (Class II), at
    net asset value              0            0            0            0              0           0           0            0
  Investments in WM
    Variable Trust
    (Class 1 or Class
    2), at net asset
    value                        0            0            0            0              0           0           0            0
  Investments in
    Nations Separate
    Account Trust
    (Class B), at net
    asset value                  0            0            0            0              0           0           0            0
  Investments in
    American Funds
    Insurance Series
    (Class 2 or 3),
    at net asset
    value                        0            0            0            0              0           0           0            0
  Investments in Lord
    Abbett Series
    Fund, Inc. (Class
    VC), at net asset
    value                        0            0            0            0              0           0           0            0

   Receivable from
    AIG SunAmerica
    Life Assurance
    Company                      0            0            0            0              0           0           0            0
                      ------------ ------------ ------------ ------------ -------------- ----------- ----------- ------------

Total Assets:         $749,771,483 $ 25,017,804 $135,050,861 $194,730,836 $1,657,605,750 $78,877,465 $88,049,372 $157,581,658

Liabilities:                     0            0            0            0              0           0           0            0
                      ------------ ------------ ------------ ------------ -------------- ----------- ----------- ------------

                      $749,771,483 $ 25,017,804 $135,050,861 $194,730,836 $1,657,605,750 $78,877,465 $88,049,372 $157,581,658
                      ============ ============ ============ ============ ============== =========== =========== ============
Net assets:

  Accumulation units  $746,728,176 $ 24,999,709 $132,938,539 $193,499,031 $1,652,366,276 $78,677,025 $88,013,474 $156,728,617

  Contracts in payout
    (annuitization)
    period               3,043,307       18,095    2,112,322    1,231,805      5,239,474     200,440      35,898      853,041
                      ------------ ------------ ------------ ------------ -------------- ----------- ----------- ------------

     Total net assets $749,771,483 $ 25,017,804 $135,050,861 $194,730,836 $1,657,605,750 $78,877,465 $88,049,372 $157,581,658
                      ============ ============ ============ ============ ============== =========== =========== ============

Accumulation units
  outstanding           25,978,046    4,146,996   10,546,190   11,355,796     52,961,565   6,929,443   7,976,447    8,953,274
                      ============ ============ ============ ============ ============== =========== =========== ============

Contracts With Total
 Expenses of 1.30%:
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.40%:
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.52%
 (1):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.52%
 (2):
  Net Assets          $739,222,448 $ 23,119,743 $131,596,588 $188,982,568 $1,626,177,926 $77,544,835 $86,468,858 $155,079,659
  Accumulation units
   outstanding          25,418,858    3,856,033   10,249,742   11,017,206     51,546,276   6,811,215   7,845,372    8,809,670
  Unit value of
   accumulation units $      29.08 $       6.00 $      12.84 $      17.15 $        31.55 $     11.38 $     11.02 $      17.60
Contracts With Total
 Expenses of 1.52%
 (3):
  Net Assets          $  1,357,272 $    770,877 $    483,565 $          - $    4,718,018 $         - $   338,868 $          -
  Accumulation units
   outstanding             166,521      105,698       48,744            -        429,972           -      20,530            -
  Unit value of
   accumulation units $       8.15 $       7.29 $       9.92 $          - $        10.97 $         - $     16.51 $          -
Contracts With Total
 Expenses of 1.52%
 (4):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.55%
 (5):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.55%
 (6):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.70%:
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.72%
 (4):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.77%
 (7):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.77%
 (2):
  Net Assets          $  8,394,268 $    972,273 $  2,344,582 $  5,748,268 $   24,570,189 $ 1,332,630 $ 1,136,462 $  2,501,999
  Accumulation units
   outstanding             291,529      163,817      184,469      338,590        786,722     118,228     104,113      143,604
  Unit value of
   accumulation units $      28.79 $       5.94 $      12.71 $      16.98 $        31.23 $     11.27 $     10.92 $      17.42
Contracts With Total
 Expenses of 1.77%
 (3):
  Net Assets          $    797,495 $    154,911 $    626,126 $          - $    2,139,617 $         - $   105,184 $          -
  Accumulation units
   outstanding             101,138       21,448       63,235            -        198,595           -       6,432            -
  Unit value of
   accumulation units $       7.89 $       7.22 $       9.90 $          - $        10.77 $         - $     16.35 $          -
Contracts With Total
 Expenses of 1.80%:
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.95%:
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -
Contracts With Total
 Expenses of 1.97%
 (4):
  Net Assets          $          - $          - $          - $          - $            - $         - $         - $          -
  Accumulation units
   outstanding                   -            -            -            -              -           -           -            -
  Unit value of
   accumulation units $          - $          - $          - $          - $            - $         - $         - $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                   Goldman
                                                      Global         Global         Sachs         Growth-
                                                       Bond         Equities       Research        Income
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust
         (Class 1, 2 or 3),
          at net asset value                         82,766,021    185,921,956     18,976,094    699,908,679
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
         (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds Insurance
          Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica Life
          Assurance Company                                   0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 82,766,021   $185,921,956   $ 18,976,094   $699,908,679

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 82,766,021   $185,921,956   $ 18,976,094   $699,908,679
                                                   =========================================================
Net assets:

      Accumulation units                           $ 82,533,142   $185,068,377   $ 18,891,381   $695,859,139

      Contracts in payout (annuitization) period        232,879        853,579         84,713      4,049,540
                                                   ---------------------------------------------------------

           Total net assets                        $ 82,766,021   $185,921,956   $ 18,976,094   $699,908,679
                                                   =========================================================

Accumulation units outstanding                        4,872,325     10,797,429      2,722,190     24,966,616
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $ 79,996,022   $184,191,055   $ 17,920,043   $688,737,126
      Accumulation units outstanding                  4,681,700     10,656,352      2,569,227     24,301,013
      Unit value of accumulation units             $      17.09   $      17.28   $       6.97   $      28.34
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $    395,937   $    125,675   $          -   $  2,780,188
      Accumulation units outstanding                     35,301         15,823              -        309,251
      Unit value of accumulation units             $      11.22   $       7.94   $          -   $       8.99
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $  1,888,973   $  1,147,721   $  1,056,051   $  7,643,769
      Accumulation units outstanding                    111,661         67,080        152,963        272,375
      Unit value of accumulation units             $      16.92   $      17.11   $       6.90   $      28.06
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $    485,089   $    457,505   $          -   $    747,596
      Accumulation units outstanding                     43,663         58,174              -         83,977
      Unit value of accumulation units             $      11.11   $       7.86   $          -   $       8.90
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -

                                                                                 International  International
                                                      Growth       High-Yield    Diversified       Growth
                                                   Opportunities      Bond         Equities       & Income
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust
         (Class 1, 2 or 3),
          at net asset value                         18,188,614    235,859,948    151,934,480    217,669,286
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
         (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds Insurance
          Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica Life
          Assurance Company                                   0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 18,188,614   $235,859,948   $151,934,480   $217,669,286

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 18,188,614   $235,859,948   $151,934,480   $217,669,286
                                                   =========================================================
Net assets:

      Accumulation units                           $ 18,175,648   $234,986,248   $151,419,087   $216,759,862

      Contracts in payout (annuitization) period         12,966        873,700        515,393        909,424
                                                   ---------------------------------------------------------

           Total net assets                        $ 18,188,614   $235,859,948   $151,934,480   $217,669,286
                                                   =========================================================

Accumulation units outstanding                        3,801,186     13,555,787     14,219,830     16,230,640
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $ 17,594,836   $232,767,147   $150,244,696   $213,273,346
      Accumulation units outstanding                  3,675,983     13,376,474     14,060,141     15,878,749
      Unit value of accumulation units             $       4.79   $      17.40   $      10.69   $      13.43
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $    624,727
      Accumulation units outstanding                          -              -              -         64,877
      Unit value of accumulation units             $          -   $          -   $          -   $       9.63
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $    593,778   $  3,092,801   $  1,689,784   $  3,659,380
      Accumulation units outstanding                    125,203        179,313        159,689        275,293
      Unit value of accumulation units             $       4.74   $      17.25   $      10.58   $      13.29
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $    111,833
      Accumulation units outstanding                          -              -              -         11,721
      Unit value of accumulation units             $          -   $          -   $          -   $       9.54
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                                       MFS
                                                                  Massachusetts      MFS
                                                     Marsico        Investors      Mid-Cap          MFS
                                                      Growth          Trust        Growth       Total Return
                                                    Portfolio       Portfolio     Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         65,643,534    192,713,777    154,117,911    547,419,678
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
         (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 65,643,534   $192,713,777   $154,117,911   $547,419,678

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 65,643,534   $192,713,777   $154,117,911   $547,419,678
                                                   =========================================================
Net assets:

      Accumulation units                           $ 65,639,863   $192,037,750   $153,508,176   $546,084,497

      Contracts in payout (annuitization) period          3,671        676,027        609,735      1,335,181
                                                   ---------------------------------------------------------

           Total net assets                        $ 65,643,534   $192,713,777   $154,117,911   $547,419,678
                                                   =========================================================

Accumulation units outstanding                        6,278,390      9,734,051     14,652,379     22,025,002
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $ 59,166,884   $188,630,151   $146,267,918   $522,564,142
      Accumulation units outstanding                  5,653,213      9,496,760     13,792,145     20,820,550
      Unit value of accumulation units             $      10.47   $      19.86   $      10.61   $      25.10
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $    463,816   $  1,300,162   $  3,498,559
      Accumulation units outstanding                          -         48,301        205,957        299,165
      Unit value of accumulation units             $          -   $       9.60   $       6.31   $      11.69
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $  6,476,650   $  3,537,330   $  6,078,376   $ 20,352,823
      Accumulation units outstanding                    625,177        179,848        578,950        818,656
      Unit value of accumulation units             $      10.36   $      19.67   $      10.50   $      24.86
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $     82,480   $    471,455   $  1,004,154
      Accumulation units outstanding                          -          9,142         75,327         86,631
      Unit value of accumulation units             $          -   $       9.02   $       6.26   $      11.59
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -


                                                     Putnam
                                                     Growth:          Real        SunAmerica
                                                     Voyager         Estate        Balanced      Technology
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                        198,871,321    152,120,150    181,055,953     26,583,352
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
         (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $198,871,321   $152,120,150   $181,055,953   $ 26,583,352

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $198,871,321   $152,120,150   $181,055,953   $ 26,583,352
                                                   =========================================================
Net assets:

      Accumulation units                           $198,173,810   $151,628,261   $180,110,746   $ 26,481,676

      Contracts in payout (annuitization) period        697,511        491,889        945,207        101,676
                                                   ---------------------------------------------------------

           Total net assets                        $198,871,321   $152,120,150   $181,055,953   $ 26,583,352
                                                   =========================================================

Accumulation units outstanding                       11,438,565      7,121,147     12,147,521     10,833,574
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $196,292,307   $150,205,907   $178,460,459   $ 25,505,320
      Accumulation units outstanding                 11,234,087      7,030,633     11,926,135     10,390,061
      Unit value of accumulation units             $      17.47   $      21.36   $      14.96   $       2.45
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $    383,110   $          -   $    649,028   $          -
      Accumulation units outstanding                     53,168              -         76,879              -
      Unit value of accumulation units             $       7.21   $          -   $       8.44   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $  1,899,757   $  1,914,243   $  1,694,384   $  1,078,032
      Accumulation units outstanding                    109,812         90,514        114,340        443,513
      Unit value of accumulation units             $      17.30   $      21.15   $      14.82   $       2.43
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $    296,147   $          -   $    252,082   $          -
      Accumulation units outstanding                     41,498              -         30,167              -
      Unit value of accumulation units             $       7.14   $          -   $       8.36   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                     Telecom       Worldwide      Aggressive      Alliance
                                                     Utility      High Income       Growth         Growth
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 2)      (Class 2)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         41,052,332     69,072,552     12,961,719     68,896,859
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 41,052,332   $ 69,072,552   $ 12,961,719   $ 68,896,859

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 41,052,332   $ 69,072,552   $ 12,961,719   $ 68,896,859
                                                   =========================================================
Net assets:

      Accumulation units                           $ 40,748,624   $ 68,691,539   $ 12,961,719   $ 68,896,859

      Contracts in payout (annuitization) period        303,708        381,013              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 41,052,332   $ 69,072,552   $ 12,961,719   $ 68,896,859
                                                   =========================================================

Accumulation units outstanding                        3,533,027      3,683,254        886,233      2,394,953
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $    406,915
      Accumulation units outstanding                          -              -              -         13,979
      Unit value of accumulation units             $          -   $          -   $          -   $      29.11
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $          -   $ 10,146,539   $ 53,327,430
      Accumulation units outstanding                          -              -        692,921      1,850,960
      Unit value of accumulation units             $          -   $          -   $      14.64   $      28.81
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $ 40,419,475   $ 68,553,048   $          -   $          -
      Accumulation units outstanding                  3,478,034      3,655,331              -              -
      Unit value of accumulation units             $      11.62   $      18.75   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $    315,359   $  1,168,109
      Accumulation units outstanding                          -              -         21,538         40,545
      Unit value of accumulation units             $          -   $          -   $      14.64   $      28.81
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $    320,180
      Accumulation units outstanding                          -              -              -         11,132
      Unit value of accumulation units             $          -   $          -   $          -   $      28.76
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $    455,739
      Accumulation units outstanding                          -              -              -         15,703
      Unit value of accumulation units             $          -   $          -   $          -   $      29.02
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $    109,379
      Accumulation units outstanding                          -              -              -          3,786
      Unit value of accumulation units             $          -   $          -   $          -   $      28.89
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $    760,901   $  2,256,074
      Accumulation units outstanding                          -              -         52,070         78,632
      Unit value of accumulation units             $          -   $          -   $      14.61   $      28.69
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $          -   $  1,710,877   $  9,814,426
      Accumulation units outstanding                          -              -        117,768        343,930
      Unit value of accumulation units             $          -   $          -   $      14.53   $      28.54
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $    632,857   $    519,504   $          -   $          -
      Accumulation units outstanding                     54,993         27,923              -              -
      Unit value of accumulation units             $      11.51   $      18.60   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $    462,764
      Accumulation units outstanding                          -              -              -         16,104
      Unit value of accumulation units             $          -   $          -   $          -   $      28.74
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $     88,264
      Accumulation units outstanding                          -              -              -          3,077
      Unit value of accumulation units             $          -   $          -   $          -   $      28.69
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $     28,043   $    487,579
      Accumulation units outstanding                          -              -          1,936         17,105
      Unit value of accumulation units             $          -   $          -   $      14.49   $      28.51

                                                                                                   Davis
                                                    Blue Chip         Cash        Corporate       Venture
                                                      Growth       Management        Bond          Value
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                    (Class 2)      (Class 2)       (Class 2)     (Class 2)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         12,287,985     48,330,416     54,193,855    196,647,275
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 12,287,985   $ 48,330,416   $ 54,193,855   $196,647,275

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 12,287,985   $ 48,330,416   $ 54,193,855   $196,647,275
                                                   =========================================================
Net assets:

      Accumulation units                           $ 12,287,985   $ 48,330,416   $ 54,193,855   $196,647,275

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 12,287,985   $ 48,330,416   $ 54,193,855   $196,647,275
                                                   =========================================================

Accumulation units outstanding                        2,058,214      3,787,733      3,178,532      6,279,634
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $  1,155,599
      Accumulation units outstanding                          -              -              -         36,604
      Unit value of accumulation units             $          -   $          -   $          -   $      31.57
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $  9,258,987   $ 35,720,207   $ 42,095,276   $155,176,013
      Accumulation units outstanding                  1,548,417      2,795,894      2,465,090      4,947,839
      Unit value of accumulation units             $       5.98   $      12.78   $      17.08   $      31.36
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $    453,740   $  2,464,101   $  1,991,338   $  3,931,655
      Accumulation units outstanding                     75,879        192,877        116,611        125,364
      Unit value of accumulation units             $       5.98   $      12.78   $      17.08   $      31.36
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $    330,433
      Accumulation units outstanding                          -              -              -         10,535
      Unit value of accumulation units             $          -   $          -   $          -   $      31.37
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $    534,241   $  3,125,194   $  2,362,286   $  7,281,023
      Accumulation units outstanding                     89,711        245,505        139,079        233,592
      Unit value of accumulation units             $       5.96   $      12.73   $      16.99   $      31.17
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  1,975,189   $  6,632,024   $  7,062,152   $ 26,994,481
      Accumulation units outstanding                    333,085        522,725        417,282        868,321
      Unit value of accumulation units             $       5.93   $      12.69   $      16.92   $      31.09
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $    291,084
      Accumulation units outstanding                          -              -              -          9,363
      Unit value of accumulation units             $          -   $          -   $          -   $      31.09
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $     65,828   $    388,890   $    682,803   $  1,486,987
      Accumulation units outstanding                     11,122         30,732         40,470         48,016
      Unit value of accumulation units             $       5.92   $      12.65   $      16.87   $      30.97

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                  Federated
                                                    "Dogs" of       Emerging       American       Foreign
                                                   Wall Street      Markets        Leaders         Value
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         20,381,063     13,164,866     20,723,558     58,239,499
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499
                                                   =========================================================
Net assets:

      Accumulation units                           $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499
                                                   =========================================================

Accumulation units outstanding                        1,799,526      1,201,940      1,184,869      3,958,903
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 15,531,215   $ 10,055,389   $ 14,347,824   $ 51,551,559
      Accumulation units outstanding                  1,368,614        916,524        818,776      3,501,920
      Unit value of accumulation units             $      11.35   $      10.97   $      17.52   $      14.72
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $    273,544   $    256,274   $    860,699   $    752,616
      Accumulation units outstanding                     24,103         23,359         49,117         51,128
      Unit value of accumulation units             $      11.35   $      10.97   $      17.52   $      14.72
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $    663,781   $    350,117   $    928,868   $    752,890
      Accumulation units outstanding                     58,680         32,011         53,167         51,451
      Unit value of accumulation units             $      11.31   $      10.94   $      17.47   $      14.63
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  3,669,512   $  2,258,818   $  4,358,592   $  5,104,475
      Accumulation units outstanding                    326,504        207,526        250,656        348,980
      Unit value of accumulation units             $      11.24   $      10.88   $      17.39   $      14.63
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $    243,011   $    244,268   $    227,575   $     77,959
      Accumulation units outstanding                     21,625         22,520         13,153          5,424
      Unit value of accumulation units             $      11.24   $      10.85   $      17.30   $      14.37

                                                                                    Goldman
                                                      Global         Global          Sachs        Growth-
                                                       Bond         Equities       Research        Income
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 2)     (Class 2)       (Class 2)     (Class 2)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         13,981,610     11,374,003      6,144,254     40,777,284
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 13,981,610   $ 11,374,003   $  6,144,254   $ 40,777,284

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 13,981,610   $ 11,374,003   $  6,144,254   $ 40,777,284
                                                   =========================================================
Net assets:

      Accumulation units                           $ 13,981,610   $ 11,374,003   $  6,144,254   $ 40,777,284

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 13,981,610   $ 11,374,003   $  6,144,254   $ 40,777,284
                                                   =========================================================

Accumulation units outstanding                          823,892        662,045        886,355      1,450,353
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $    379,298   $          -   $          -
      Accumulation units outstanding                          -         21,913              -              -
      Unit value of accumulation units             $          -   $      17.31   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 10,353,050   $  7,584,921   $  4,491,888   $ 28,315,066
      Accumulation units outstanding                    609,223        440,863        646,958      1,005,301
      Unit value of accumulation units             $      16.99   $      17.20   $       6.94   $      28.17
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $    667,010   $    502,641   $    225,118   $  1,329,459
      Accumulation units outstanding                     39,253         29,215         32,426         47,199
      Unit value of accumulation units             $      16.99   $      17.20   $       6.94   $      28.17
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $     55,410   $          -   $          -
      Accumulation units outstanding                          -          3,219              -              -
      Unit value of accumulation units             $          -   $      17.21   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $    166,371   $          -   $          -
      Accumulation units outstanding                          -          9,628              -              -
      Unit value of accumulation units             $          -   $      17.28   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $      8,747   $          -   $          -
      Accumulation units outstanding                          -            492              -              -
      Unit value of accumulation units             $          -   $      17.78   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $    958,010   $    609,318   $    361,120   $  3,562,577
      Accumulation units outstanding                     56,501         35,483         52,121        126,860
      Unit value of accumulation units             $      16.96   $      17.17   $       6.93   $      28.08
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  1,773,466   $  1,882,510   $    946,123   $  6,881,488
      Accumulation units outstanding                    105,243        110,421        137,388        246,214
      Unit value of accumulation units             $      16.85   $      17.05   $       6.89   $      27.95
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $     96,239   $          -   $          -
      Accumulation units outstanding                          -          5,622              -              -
      Unit value of accumulation units             $          -   $      17.12   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $      6,234   $          -   $          -
      Accumulation units outstanding                          -            365              -              -
      Unit value of accumulation units             $          -   $      17.08   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $    230,074   $     82,314   $    120,005   $    688,694
      Accumulation units outstanding                     13,672          4,824         17,462         24,779
      Unit value of accumulation units             $      16.83   $      17.06   $       6.87   $      27.79

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                 International  International
                                                      Growth       High-Yield     Diversified      Growth
                                                   Opportunities      Bond         Equities       & Income
                                                     Portfolio     Portfolio       Portfolio      Portfolio
                                                     (Class 2)     (Class 2)       (Class 2)      (Class 2)
                                                   ----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                          5,980,833     40,928,981     45,428,670     31,636,685
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $  5,980,833   $ 40,928,981   $ 45,428,670   $ 31,636,685

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $  5,980,833   $ 40,928,981   $ 45,428,670   $ 31,636,685
                                                   =========================================================
Net assets:

      Accumulation units                           $  5,980,833   $ 40,928,981   $ 45,428,670   $ 31,636,685

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $  5,980,833   $ 40,928,981   $ 45,428,670   $ 31,636,685
                                                   =========================================================

Accumulation units outstanding                        1,255,588      2,367,479      4,272,814      2,366,670
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $  4,706,449   $ 31,917,358   $ 38,732,700   $ 24,053,364
      Accumulation units outstanding                    986,228      1,843,279      3,639,167      1,796,950
      Unit value of accumulation units             $       4.77   $      17.32   $      10.64   $      13.39
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $    111,899   $    997,572   $    499,384   $  1,274,230
      Accumulation units outstanding                     23,452         57,613         46,913         95,170
      Unit value of accumulation units             $       4.77   $      17.32   $      10.64   $      13.39
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $    181,691   $  1,471,843   $  1,222,104   $  1,315,865
      Accumulation units outstanding                     38,336         85,211        115,056         98,686
      Unit value of accumulation units             $       4.74   $      17.27   $      10.62   $      13.33
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $    940,433   $  5,004,174   $  4,751,757   $  4,608,634
      Accumulation units outstanding                    199,002        291,437        450,534        346,898
      Unit value of accumulation units             $       4.73   $      17.17   $      10.55   $      13.29
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $     40,361   $  1,538,034   $    222,725   $    384,592
      Accumulation units outstanding                      8,570         89,939         21,144         28,966
      Unit value of accumulation units             $       4.71   $      17.10   $      10.53   $      13.28

                                                                       MFS
                                                                  Massachusetts      MFS
                                                     Marsico        Investors      Mid-Cap       MFS Total
                                                      Growth          Trust         Growth        Return
                                                    Portfolio       Portfolio     Portfolio      Portfolio
                                                     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         45,145,301     28,561,412     54,442,777    150,291,875
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 45,145,301   $ 28,561,412   $ 54,442,777   $150,291,875

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 45,145,301   $ 28,561,412   $ 54,442,777   $150,291,875
                                                   =========================================================
Net assets:

      Accumulation units                           $ 45,145,301   $ 28,561,412   $ 54,442,777   $150,291,875

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 45,145,301   $ 28,561,412   $ 54,442,777   $150,291,875
                                                   =========================================================

Accumulation units outstanding                        4,341,358      1,445,629      5,169,271      6,025,338
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $    726,752   $          -
      Accumulation units outstanding                          -              -         68,471              -
      Unit value of accumulation units             $          -   $          -   $      10.61   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 37,501,069   $ 22,160,341   $ 39,746,049   $115,016,722
      Accumulation units outstanding                  3,602,010      1,119,886      3,767,689      4,604,054
      Unit value of accumulation units             $      10.41   $      19.79   $      10.55   $      24.98
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $    497,434   $  1,685,401   $  4,571,815
      Accumulation units outstanding                          -         25,139        159,768        183,014
      Unit value of accumulation units             $          -   $      19.79   $      10.55   $      24.98
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $    272,065   $          -
      Accumulation units outstanding                          -              -         25,775              -
      Unit value of accumulation units             $          -   $          -   $      10.56   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $    397,559   $          -
      Accumulation units outstanding                          -              -         37,580              -
      Unit value of accumulation units             $          -   $          -   $      10.58   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $     89,137   $          -
      Accumulation units outstanding                          -              -          8,479              -
      Unit value of accumulation units             $          -   $          -   $      10.51   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $  1,124,670   $  2,420,207   $  8,179,928
      Accumulation units outstanding                          -         57,114        230,828        328,846
      Unit value of accumulation units             $          -   $      19.69   $      10.48   $      24.87
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  7,644,232   $  4,645,101   $  7,666,598   $ 20,366,791
      Accumulation units outstanding                    739,348        236,667        732,944        822,101
      Unit value of accumulation units             $      10.34   $      19.63   $      10.46   $      24.77
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $    712,929   $          -
      Accumulation units outstanding                          -              -         68,085              -
      Unit value of accumulation units             $          -   $          -   $      10.47   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $    110,809   $          -
      Accumulation units outstanding                          -              -         10,611              -
      Unit value of accumulation units             $          -   $          -   $      10.44   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $    133,866   $    615,271   $  2,156,619
      Accumulation units outstanding                          -          6,823         59,041         87,323
      Unit value of accumulation units             $          -   $      19.62   $      10.42   $      24.70

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                      Putnam
                                                     Growth:          Real       Small & Mid     SunAmerica
                                                     Voyager         Estate       Cap Value       Balanced
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 2)      (Class 2)     (Class 2)       (Class 2)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                          9,396,286     32,262,874     45,740,841     22,041,926
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable
          Trust (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

      Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $  9,396,286   $ 32,262,874   $ 45,740,841   $ 22,041,926

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $  9,396,286   $ 32,262,874   $ 45,740,841   $ 22,041,926
                                                   =========================================================
Net assets:

      Accumulation units                           $  9,396,286   $ 32,262,874   $ 45,740,841   $ 22,041,926

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $  9,396,286   $ 32,262,874   $ 45,740,841   $ 22,041,926
                                                   =========================================================

Accumulation units outstanding                          541,745      1,519,878      2,898,416      1,483,785
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $  7,063,746   $ 23,145,295   $ 37,974,395   $ 16,396,497
      Accumulation units outstanding                    406,642      1,088,202      2,404,085      1,101,809
      Unit value of accumulation units             $      17.37   $      21.27   $      15.80   $      14.88
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $    206,358   $  1,095,526   $  1,228,479   $    354,329
      Accumulation units outstanding                     11,880         51,508         77,776         23,811
      Unit value of accumulation units             $      17.37   $      21.27   $      15.80   $      14.88
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $    563,323   $  1,740,742   $  1,001,633   $    883,020
      Accumulation units outstanding                     32,516         82,059         63,806         59,599
      Unit value of accumulation units             $      17.32   $      21.21   $      15.70   $      14.82
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  1,419,669   $  5,899,414   $  5,322,938   $  3,943,920
      Accumulation units outstanding                     82,359        279,955        339,087        267,036
      Unit value of accumulation units             $      17.24   $      21.07   $      15.70   $      14.77
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $    143,190   $    381,897   $    213,396   $    464,160
      Accumulation units outstanding                      8,348         18,154         13,662         31,530
      Unit value of accumulation units             $      17.15   $      21.04   $      15.62   $      14.72

                                                                    Telecom        Worldwide     Aggressive
                                                    Technology      Utility       High Income      Growth
                                                    Portfolio      Portfolio       Portfolio     Portfolio
                                                     (Class 2)      (Class 2)      (Class 2)      (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         10,328,998      3,216,118      7,429,844      7,188,034
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable
          Trust (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 10,328,998   $  3,216,118   $  7,429,844   $  7,188,034

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 10,328,998   $  3,216,118   $  7,429,844   $  7,188,034
                                                   =========================================================
Net assets:

      Accumulation units                           $ 10,328,998   $  3,216,118   $  7,429,844   $  7,188,034

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 10,328,998   $  3,216,118   $  7,429,844   $  7,188,034
                                                   =========================================================

Accumulation units outstanding                        4,237,386        278,545        398,777        493,564
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $    178,972   $          -   $          -   $          -
      Accumulation units outstanding                     73,013              -              -              -
      Unit value of accumulation units             $       2.45   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $  6,777,161   $  2,102,333   $  6,189,326   $  4,449,760
      Accumulation units outstanding                  2,774,935        181,664        331,719        304,887
      Unit value of accumulation units             $       2.44   $      11.57   $      18.66   $      14.59
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $    117,062   $          -   $          -   $    755,626
      Accumulation units outstanding                     47,934              -              -         51,773
      Unit value of accumulation units             $       2.44   $          -   $          -   $      14.59
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $     86,727   $          -   $          -   $          -
      Accumulation units outstanding                     35,463              -              -              -
      Unit value of accumulation units             $       2.45   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $    198,308   $          -   $          -   $          -
      Accumulation units outstanding                     81,168              -              -              -
      Unit value of accumulation units             $       2.44   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $     99,430   $          -   $          -   $          -
      Accumulation units outstanding                     40,926              -              -              -
      Unit value of accumulation units             $       2.43   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $     91,096   $          -   $          -   $    910,764
      Accumulation units outstanding                     37,451              -              -         62,839
      Unit value of accumulation units             $       2.43   $          -   $          -   $      14.49
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  2,498,473   $  1,113,785   $  1,240,518   $    652,377
      Accumulation units outstanding                  1,030,285         96,881         67,058         44,962
      Unit value of accumulation units             $       2.43   $      11.50   $      18.50   $      14.51
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $    155,363   $          -   $          -   $          -
      Accumulation units outstanding                     63,957              -              -              -
      Unit value of accumulation units             $       2.43   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $     94,340   $          -   $          -   $          -
      Accumulation units outstanding                     38,945              -              -              -
      Unit value of accumulation units             $       2.42   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $     32,066   $          -   $          -   $    419,507
      Accumulation units outstanding                     13,309              -              -         29,103
      Unit value of accumulation units             $       2.41   $          -   $          -   $      14.41

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                     Alliance       Blue Chip       Cash         Corporate
                                                      Growth         Growth       Management        Bond
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         69,204,069      7,913,678    106,434,930     84,467,485
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds Insurance
          Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 69,204,069   $  7,913,678   $106,434,930   $ 84,467,485

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 69,204,069   $  7,913,678   $106,434,930   $ 84,467,485
                                                   =========================================================
Net assets:

      Accumulation units                           $ 69,204,069   $  7,913,678   $106,434,930   $ 84,467,485

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 69,204,069   $  7,913,678   $106,434,930   $ 84,467,485
                                                   =========================================================

Accumulation units outstanding                        2,410,119      1,329,936      8,358,139      4,980,011
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 40,045,793   $  4,485,580   $ 58,698,957   $ 41,525,875
      Accumulation units outstanding                  1,392,218        752,020      4,601,605      2,446,329
      Unit value of accumulation units             $      28.76   $       5.96   $      12.76   $      16.97
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $  7,725,408   $    746,653   $ 14,395,386   $ 14,141,902
      Accumulation units outstanding                    268,570        125,174      1,128,501        833,102
      Unit value of accumulation units             $      28.76   $       5.96   $      12.76   $      16.97
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $ 15,237,097   $  2,006,729   $ 26,704,546   $ 21,876,209
      Accumulation units outstanding                    532,237        338,664      2,103,393      1,290,357
      Unit value of accumulation units             $      28.63   $       5.93   $      12.70   $      16.95
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  4,382,845   $    518,225   $  5,076,629   $  4,983,686
      Accumulation units outstanding                    153,379         87,552        401,041        295,085
      Unit value of accumulation units             $      28.58   $       5.92   $      12.66   $      16.89
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $  1,812,926   $    156,491   $  1,559,412   $  1,939,813
      Accumulation units outstanding                     63,715         26,526        123,599        115,138
      Unit value of accumulation units             $      28.45   $       5.90   $      12.62   $      16.85

                                                      Davis                                      Federated
                                                     Venture       "Dogs" of       Emerging       American
                                                      Value        Wall Street     Markets        Leaders
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                        220,042,179     12,678,068     11,307,326     31,424,127
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds Insurance
          Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $220,042,179   $ 12,678,068   $ 11,307,326   $ 31,424,127

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $220,042,179   $ 12,678,068   $ 11,307,326   $ 31,424,127
                                                   =========================================================
Net assets:

      Accumulation units                           $220,042,179   $ 12,678,068   $ 11,307,326   $ 31,424,127

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $220,042,179   $ 12,678,068   $ 11,307,326   $ 31,424,127
                                                   =========================================================

Accumulation units outstanding                        7,041,367      1,123,504      1,037,661      1,803,078
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $124,011,406   $  4,727,967   $  4,986,186   $ 10,882,004
      Accumulation units outstanding                  3,961,597        418,074        456,021        622,734
      Unit value of accumulation units             $      31.30   $      11.31   $      10.93   $      17.47
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $ 24,687,365   $  2,964,744   $  1,623,065   $  7,140,586
      Accumulation units outstanding                    788,626        262,153        148,472        408,618
      Unit value of accumulation units             $      31.30   $      11.31   $      10.93   $      17.47
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $ 51,457,264   $  3,684,601   $  1,561,921   $ 11,180,171
      Accumulation units outstanding                  1,651,057        327,374        143,746        643,343
      Unit value of accumulation units             $      31.17   $      11.26   $      10.87   $      17.38
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $ 14,864,859   $    762,094   $  1,000,607   $  1,488,910
      Accumulation units outstanding                    477,981         67,748         92,068         85,742
      Unit value of accumulation units             $      31.10   $      11.25   $      10.87   $      17.37
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $  5,021,285   $    538,662   $  2,135,547   $    732,456
      Accumulation units outstanding                    162,106         48,155        197,354         42,641
      Unit value of accumulation units             $      30.98   $      11.19   $      10.82   $      17.18

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                                  Goldman
                                                     Foreign         Global         Global         Sachs
                                                      Value           Bond         Equities       Research
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                        171,656,726     16,657,356      7,200,517        971,168
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $171,656,726   $ 16,657,356   $  7,200,517   $    971,168

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $171,656,726   $ 16,657,356   $  7,200,517   $    971,168
                                                   =========================================================
Net assets:

      Accumulation units                           $171,656,726   $ 16,657,356   $  7,200,517   $    971,168

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $171,656,726   $ 16,657,356   $  7,200,517   $    971,168
                                                   =========================================================

Accumulation units outstanding                       11,695,786        984,302        421,371        140,999
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 80,146,387   $  8,543,040   $  2,044,454   $          -
      Accumulation units outstanding                  5,451,685        503,488        119,363              -
      Unit value of accumulation units             $      14.70   $      16.97   $      17.13   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $ 23,242,636   $          -   $          -   $          -
      Accumulation units outstanding                  1,580,936              -              -              -
      Unit value of accumulation units             $      14.70   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $ 18,164,078   $  2,769,781   $  1,781,659   $    294,735
      Accumulation units outstanding                  1,235,510        163,240        104,013         42,652
      Unit value of accumulation units             $      14.70   $      16.97   $      17.13   $       6.91
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $ 34,721,546   $  3,975,807   $  2,850,342   $    672,451
      Accumulation units outstanding                  2,372,987        236,035        167,083         97,766
      Unit value of accumulation units             $      14.63   $      16.84   $      17.06   $       6.88
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $ 10,685,379   $    875,408   $    209,593   $          -
      Accumulation units outstanding                    731,789         52,106         12,359              -
      Unit value of accumulation units             $      14.60   $      16.80   $      16.96   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $    439,966   $          -   $          -   $          -
      Accumulation units outstanding                     30,132              -              -              -
      Unit value of accumulation units             $      14.60   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $  4,256,734   $    493,320   $    314,469   $      3,982
      Accumulation units outstanding                    292,747         29,433         18,553            581
      Unit value of accumulation units             $      14.54   $      16.76   $      16.95   $       6.85

                                                                                                International
                                                     Growth-         Growth       High-Yield     Diversified
                                                      Income      Opportunities     Bond          Equities
                                                    Portfolio       Portfolio     Portfolio       Portfolio
                                                    (Class 3)       (Class 3)     (Class 3)       (Class 3)
                                                   ----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         18,778,665      3,645,824     43,718,981    101,220,144
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 18,778,665   $  3,645,824   $ 43,718,981   $101,220,144

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 18,778,665   $  3,645,824   $ 43,718,981   $101,220,144
                                                   =========================================================
Net assets:

      Accumulation units                           $ 18,778,665   $  3,645,824   $ 43,718,981   $101,220,144

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 18,778,665   $  3,645,824   $ 43,718,981   $101,220,144
                                                   =========================================================

Accumulation units outstanding                          669,308        769,459      2,535,698      9,541,923
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $  9,596,995   $  1,791,147   $ 20,181,138   $ 56,148,340
      Accumulation units outstanding                    341,335        376,827      1,167,521      5,282,477
      Unit value of accumulation units             $      28.12   $       4.75   $      17.29   $      10.63
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $  2,833,788   $    202,209   $  6,727,410   $ 10,522,959
      Accumulation units outstanding                    100,786         42,539        389,202        989,987
      Unit value of accumulation units             $      28.12   $       4.75   $      17.29   $      10.63
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $  4,546,068   $    957,822   $ 11,882,347   $ 25,782,877
      Accumulation units outstanding                    162,601        202,723        691,453      2,438,066
      Unit value of accumulation units             $      27.96   $       4.72   $      17.18   $      10.58
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  1,351,156   $    536,748   $  3,617,028   $  6,013,730
      Accumulation units outstanding                     48,384        113,528        210,729        569,670
      Unit value of accumulation units             $      27.93   $       4.73   $      17.16   $      10.56
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $    450,658   $    157,898   $  1,311,058   $  2,752,238
      Accumulation units outstanding                     16,202         33,842         76,793        261,723
      Unit value of accumulation units             $      27.81   $       4.67   $      17.07   $      10.52

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                     MFS
                                                   International                 Massachusetts      MFS
                                                      Growth        Marsico        Investors      Mid-Cap
                                                     & Income        Growth         Trust          Growth
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         35,194,607     23,167,131     33,465,893     54,574,948
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica Life
          Assurance Company                                   0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 35,194,607   $ 23,167,131   $ 33,465,893   $ 54,574,948

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 35,194,607   $ 23,167,131   $ 33,465,893   $ 54,574,948
                                                   =========================================================
Net assets:

      Accumulation units                           $ 35,194,607   $ 23,167,131   $ 33,465,893   $ 54,574,948

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 35,194,607   $ 23,167,131   $ 33,465,893   $ 54,574,948
                                                   =========================================================

Accumulation units outstanding                        2,648,598      2,232,718      1,697,663      5,194,249
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 14,580,213   $ 16,764,485   $ 19,067,301   $ 30,417,490
      Accumulation units outstanding                  1,095,824      1,613,367        965,474      2,889,336
      Unit value of accumulation units             $      13.31   $      10.39   $      19.75   $      10.53
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $  5,346,125   $    477,905   $  3,105,693   $  5,266,099
      Accumulation units outstanding                    401,810         46,011        157,253        500,216
      Unit value of accumulation units             $      13.31   $      10.39   $      19.75   $      10.53
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $ 12,168,140   $  2,250,487   $  7,504,196   $ 13,240,182
      Accumulation units outstanding                    916,941        217,419        381,704      1,263,590
      Unit value of accumulation units             $      13.27   $      10.35   $      19.66   $      10.48
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $  2,406,669   $  3,556,389   $  2,989,842   $  4,290,632
      Accumulation units outstanding                    181,437        344,467        152,345        410,472
      Unit value of accumulation units             $      13.26   $      10.32   $      19.63   $      10.45
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $    693,460   $    117,865   $    798,861   $  1,360,545
      Accumulation units outstanding                     52,586         11,454         40,887        130,635
      Unit value of accumulation units             $      13.19   $      10.29   $      19.54   $      10.41

                                                                    Putnam
                                                     MFS Total      Growth:          Real       Small & Mid
                                                      Return        Voyager         Estate       Cap Value
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                        132,416,887      3,213,032     29,611,420    119,131,771
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica Life
          Assurance Company                                   0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $132,416,887   $  3,213,032   $ 29,611,420   $119,131,771

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $132,416,887   $  3,213,032   $ 29,611,420   $119,131,771
                                                   =========================================================
Net assets:

      Accumulation units                           $132,416,887   $  3,213,032   $ 29,611,420   $119,131,771

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $132,416,887   $  3,213,032   $ 29,611,420   $119,131,771
                                                   =========================================================

Accumulation units outstanding                        5,322,826        185,991      1,398,233      7,568,354
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 68,881,230   $  1,788,871   $ 16,257,603   $ 48,142,250
      Accumulation units outstanding                  2,762,922        103,248        766,182      3,052,819
      Unit value of accumulation units             $      24.93   $      17.33   $      21.22   $      15.77
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $ 21,147,609
      Accumulation units outstanding                          -              -              -      1,340,971
      Unit value of accumulation units             $          -   $          -   $          -   $      15.77
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $ 17,408,533   $    249,541   $  3,596,378   $ 13,931,357
      Accumulation units outstanding                    698,250         14,403        169,493        883,395
      Unit value of accumulation units             $      24.93   $      17.33   $      21.22   $      15.77
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $ 32,095,182   $    623,472   $  5,951,953   $ 23,740,471
      Accumulation units outstanding                  1,294,239         36,236        282,009      1,513,074
      Unit value of accumulation units             $      24.80   $      17.21   $      21.11   $      15.69
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $ 10,818,332   $    487,581   $  3,158,929   $  8,237,391
      Accumulation units outstanding                    436,939         28,343        149,777        526,107
      Unit value of accumulation units             $      24.76   $      17.20   $      21.09   $      15.66
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $    753,814
      Accumulation units outstanding                          -              -              -         48,142
      Unit value of accumulation units             $          -   $          -   $          -   $      15.66
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $  3,213,610   $     63,567   $    646,557   $  3,178,879
      Accumulation units outstanding                    130,476          3,761         30,772        203,846
      Unit value of accumulation units             $      24.63   $      16.90   $      21.01   $      15.59

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                    SunAmerica                     Telecom        Worldwide
                                                     Balanced      Technology      Utility       High Income
                                                    Portfolio      Portfolio      Portfolio       Portfolio
                                                    (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                         12,029,966      8,870,679         85,506        917,051
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0              0
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 12,029,966   $  8,870,679   $     85,506   $    917,051

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 12,029,966   $  8,870,679   $     85,506   $    917,051
                                                   =========================================================
Net assets:

      Accumulation units                           $ 12,029,966   $  8,870,679   $     85,506   $    917,051

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 12,029,966   $  8,870,679   $     85,506   $    917,051
                                                   =========================================================

Accumulation units outstanding                          812,328      3,648,226          7,468         49,363
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $  5,640,015   $  5,284,962   $          -   $          -
      Accumulation units outstanding                    379,968      2,169,509              -              -
      Unit value of accumulation units             $      14.84   $       2.44   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $  1,767,472   $    865,979   $     30,312   $    368,556
      Accumulation units outstanding                    119,070        355,489          2,624         19,767
      Unit value of accumulation units             $      14.84   $       2.44   $      11.55   $      18.65
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $  3,638,999   $  1,313,224   $     42,968   $    531,032
      Accumulation units outstanding                    246,552        542,092          3,751         28,635
      Unit value of accumulation units             $      14.76   $       2.42   $      11.46   $      18.54
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $    815,220   $  1,173,716   $          -   $          -
      Accumulation units outstanding                     55,278        484,558              -              -
      Unit value of accumulation units             $      14.75   $       2.42   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $    168,260   $    232,798   $     12,226   $     17,463
      Accumulation units outstanding                     11,460         96,578          1,093            961
      Unit value of accumulation units             $      14.68   $       2.41   $      11.19   $      18.17

                                                                    Emerging      Growth and
                                                     Comstock        Growth         Income        Balanced
                                                    Portfolio      Portfolio      Portfolio      Portfolio
                                                    (Class II)     (Class II)     (Class II)      (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                        269,006,904     29,266,860    271,558,342              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                                  0              0              0    151,947,986
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica
          Life Assurance Company                              0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $269,006,904   $ 29,266,860   $271,558,342   $151,947,986

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $269,006,904   $ 29,266,860   $271,558,342   $151,947,986
                                                   =========================================================
Net assets:

      Accumulation units                           $268,957,760   $ 29,266,860   $271,491,009   $151,947,986

      Contracts in payout (annuitization) period         49,144              0         67,333              0
                                                   ---------------------------------------------------------

           Total net assets                        $269,006,904   $ 29,266,860   $271,558,342   $151,947,986
                                                   =========================================================

Accumulation units outstanding                       22,295,013      3,220,823     21,776,653     17,103,475
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $          -   $          -   $          -   $ 80,623,550
      Accumulation units outstanding                          -              -              -      9,038,434
      Unit value of accumulation units             $          -   $          -   $          -   $       8.92
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $ 80,248,569   $ 12,154,203   $117,517,230   $ 11,402,719
      Accumulation units outstanding                  6,649,719      1,335,495      9,419,312      1,283,955
      Unit value of accumulation units             $      12.07   $       9.10   $      12.48   $       8.88
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $128,328,313   $ 10,204,228   $ 87,360,188   $          -
      Accumulation units outstanding                 10,637,239      1,126,616      6,977,777              -
      Unit value of accumulation units             $      12.06   $       9.06   $      12.52   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $ 13,265,464   $  1,323,614   $ 15,325,067   $          -
      Accumulation units outstanding                  1,091,876        143,751      1,233,086              -
      Unit value of accumulation units             $      12.15   $       9.21   $      12.43   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $          -   $          -   $          -   $ 29,537,149
      Accumulation units outstanding                          -              -              -      3,328,091
      Unit value of accumulation units             $          -   $          -   $          -   $       8.88
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $  1,521,145   $          -   $          -   $          -
      Accumulation units outstanding                    125,587              -              -              -
      Unit value of accumulation units             $      12.11   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $    583,816   $          -   $          -   $          -
      Accumulation units outstanding                     48,566              -              -              -
      Unit value of accumulation units             $      12.02   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $ 19,958,236   $  2,193,593   $ 30,521,354   $          -
      Accumulation units outstanding                  1,646,036        239,226      2,466,954              -
      Unit value of accumulation units             $      12.13   $       9.17   $      12.37   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $ 12,444,262   $  2,050,633   $ 12,982,798   $  2,275,606
      Accumulation units outstanding                  1,037,236        226,799      1,046,551        258,321
      Unit value of accumulation units             $      12.00   $       9.04   $      12.41   $       8.81
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $  7,585,529   $    906,359   $  3,910,588   $          -
      Accumulation units outstanding                    633,288        101,246        314,766              -
      Unit value of accumulation units             $      11.98   $       8.95   $      12.42   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $          -   $          -   $          -   $ 28,108,962
      Accumulation units outstanding                          -              -              -      3,194,674
      Unit value of accumulation units             $          -   $          -   $          -   $       8.80
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $  1,302,056   $          -   $          -   $          -
      Accumulation units outstanding                    109,292              -              -              -
      Unit value of accumulation units             $      11.91   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $  3,769,514   $    434,230   $  3,941,117   $          -
      Accumulation units outstanding                    316,174         47,690        318,207              -
      Unit value of accumulation units             $      11.92   $       9.11   $      12.39   $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                                   Conservative   Conservative                    Flexible
                                                     Balanced        Growth      Equity Income     Income
                                                    Portfolio      Portfolio          Fund       Portfolio
                                                     (Class 1)     (Class 1)       (Class 1)     (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                         14,872,611     73,797,945     21,639,735     36,143,342
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica Life
          Assurance Company                                   0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $ 14,872,611   $ 73,797,945   $ 21,639,735   $ 36,143,342

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $ 14,872,611   $ 73,797,945   $ 21,639,735   $ 36,143,342
                                                   =========================================================
Net assets:

      Accumulation units                           $ 14,872,611   $ 73,797,945   $ 21,639,735   $ 36,143,342

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $ 14,872,611   $ 73,797,945   $ 21,639,735   $ 36,143,342
                                                   =========================================================

Accumulation units outstanding                        2,264,674      7,982,301      2,611,510      4,698,052
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $ 10,108,838   $ 33,615,661   $ 14,894,579   $ 24,036,101
      Accumulation units outstanding                  1,535,565      3,619,505      1,791,807      3,115,170
      Unit value of accumulation units             $       6.58   $       9.29   $       8.31   $       7.72
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $  7,958,527   $          -   $          -
      Accumulation units outstanding                          -        863,961              -              -
      Unit value of accumulation units             $          -   $       9.21   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $  2,818,595   $ 19,531,925   $  2,735,026   $  6,632,553
      Accumulation units outstanding                    429,826      2,114,336        330,608        862,830
      Unit value of accumulation units             $       6.56   $       9.24   $       8.27   $       7.69
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $  1,372,040   $          -   $          -
      Accumulation units outstanding                          -        149,654              -              -
      Unit value of accumulation units             $          -   $       9.17   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $  1,945,178   $ 11,319,792   $  4,010,130   $  5,474,688
      Accumulation units outstanding                    299,283      1,234,845        489,095        720,052
      Unit value of accumulation units             $       6.50   $       9.17   $       8.20   $       7.60
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -

                                                                    Growth &                    International
                                                      Growth         Income        Income          Growth
                                                       Fund           Fund          Fund            Fund
                                                     (Class 1)      (Class 1)     (Class 1)      (Class 1)
                                                   ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
          (Class 1, 2 or 3),
          at net asset value                       $          0   $          0   $          0   $          0
      Investments in SunAmerica Series
          Trust (Class 1, 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Van Kampen Life
          Investment Trust (Class II),
          at net asset value                                  0              0              0              0
      Investments in WM Variable Trust
          (Class 1 or Class 2),
          at net asset value                          1,752,597      8,860,014      9,872,875        514,659
      Investments in Nations Separate
          Account Trust (Class B),
          at net asset value                                  0              0              0              0
      Investments in American Funds
          Insurance Series (Class 2 or 3),
          at net asset value                                  0              0              0              0
      Investments in Lord Abbett Series
          Fund, Inc. (Class VC),
          at net asset value                                  0              0              0              0

       Receivable from AIG SunAmerica Life
          Assurance Company                                   0              0              0              0
                                                   ---------------------------------------------------------

Total Assets:                                      $  1,752,597   $  8,860,014   $  9,872,875   $    514,659

Liabilities:                                                  0              0              0              0
                                                   ---------------------------------------------------------

                                                   $  1,752,597   $  8,860,014   $  9,872,875   $    514,659
                                                   =========================================================
Net assets:

      Accumulation units                           $  1,752,597   $  8,860,014   $  9,872,875   $    514,659

      Contracts in payout (annuitization) period              0              0              0              0
                                                   ---------------------------------------------------------

           Total net assets                        $  1,752,597   $  8,860,014   $  9,872,875   $    514,659
                                                   =========================================================

Accumulation units outstanding                          265,990      1,406,715      1,419,702         91,001
                                                   =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                   $  1,075,487   $  4,635,442   $  7,152,873   $    420,614
      Accumulation units outstanding                    162,693        733,386      1,025,581         74,298
      Unit value of accumulation units             $       6.61   $       6.32   $       6.97   $       5.66
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                   $    434,848   $  2,693,064   $  1,083,719   $     53,398
      Accumulation units outstanding                     66,120        427,738        156,204          9,469
      Unit value of accumulation units             $       6.58   $       6.30   $       6.94   $       5.64
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                   $    242,262   $  1,531,508   $  1,636,283   $     40,647
      Accumulation units outstanding                     37,177        245,591        237,917          7,234
      Unit value of accumulation units             $       6.52   $       6.24   $       6.88   $       5.62
Contracts With Total Expenses of 1.95%:
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                   $          -   $          -   $          -   $          -
      Accumulation units outstanding                          -              -              -              -
      Unit value of accumulation units             $          -   $          -   $          -   $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                       Mid Cap    Money              Short Term     Small    Strategic        U.S.      West Coast
                                        Stock     Market     REIT      Income    Cap Growth   Growth       Government     Equity
                                         Fund      Fund      Fund        Fund      Fund      Portfolio  Securities Fund    Fund
                                      (Class 1)  (Class 1) (Class 1)  (Class 1)  (Class 1)   (Class 1)       (Class 1)   (Class 1)
                                     ---------- ---------- --------- ----------- ---------- ----------- --------------- -----------
Assets:
   Investments in Anchor Series
    Trust (Class 1, 2 or 3),
       at net asset value            $        0 $        0 $       0 $         0 $        0 $         0 $             0 $         0
   Investments in SunAmerica
     Series Trust (Class 1, 2
      or 3), at net asset value               0          0         0           0          0           0               0           0
   Investments in Van Kampen Life
    Investment Trust (Class II),
       at net asset value                     0          0         0           0          0           0               0           0
   Investments in WM Variable Trust
    (Class 1 or Class 2),
       at net asset value             5,396,331  4,136,739   619,770   3,875,626  2,271,166  19,241,277      14,843,010  14,438,128
   Investments in Nations Separate
    Account Trust (Class B),
       at net asset value                     0          0         0           0          0           0               0           0
   Investments in American Funds
    Insurance Series (Class 2 or 3),
       at net asset value                     0          0         0           0          0           0               0           0
   Investments in Lord Abbett Series
    Fund, Inc. (Class VC),
       at net asset value                     0          0         0           0          0           0               0           0

    Receivable from AIG SunAmerica
     Life Assurance Company                   0        370         0           0          0           0               0           0
                                     ---------- ---------- --------- ----------- ---------- ----------- --------------- -----------

Total Assets:                        $5,396,331 $4,137,109 $ 619,770 $ 3,875,626 $2,271,166 $19,241,277 $    14,843,010 $14,438,128

Liabilities:                                  0          0         0           0          0           0               0           0
                                     ---------- ---------- --------- ----------- ---------- ----------- --------------- -----------

                                     $5,396,331 $4,137,109 $ 619,770 $ 3,875,626 $2,271,166 $19,241,277 $    14,843,010 $14,438,128
                                     ========== ========== ========= =========== ========== =========== =============== ===========
Net assets:

 Accumulation units                  $5,396,331 $4,137,109 $ 619,770 $ 3,875,626 $2,271,166 $19,241,277 $    14,843,010 $14,438,128

 Contracts in payout (annuitization)
   period                                     0          0         0           0          0           0               0           0
                                     ---------- ---------- --------- ----------- ---------- ----------- --------------- -----------

        Total net assets             $5,396,331 $4,137,109 $ 619,770 $ 3,875,626 $2,271,166 $19,241,277 $    14,843,010 $14,438,128
                                     ========== ========== ========= =========== ========== =========== =============== ===========

Accumulation units outstanding          644,391    724,436    41,375     599,257    337,467   1,918,099       2,299,797   1,358,062
                                     ========== ========== ========= =========== ========== =========== =============== ===========

Contracts With Total Expenses of
   1.30%:
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.40%:
   Net Assets                        $3,881,928 $3,305,789 $ 578,721 $ 2,789,206 $1,494,157 $ 9,577,124 $    10,761,943 $10,417,150
   Accumulation units outstanding       462,156    578,009    38,619     430,071    221,273     950,930       1,663,190     977,169
   Unit value of accumulation units  $     8.40 $     5.72 $   14.99 $      6.49 $     6.75 $     10.07 $          6.47 $     10.66
Contracts With Total Expenses of
   1.52% (1):
   Net Assets                        $        - $        - $       - $         - $        - $ 2,540,167 $             - $         -
   Accumulation units outstanding             -          -         -           -          -     253,613               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $     10.02 $             - $         -
Contracts With Total Expenses of
   1.52% (2):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.52% (3):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.52% (4):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.55% (5):
   Net Assets                        $  454,024 $  494,782 $     163 $   402,040 $  223,312 $ 4,137,444 $     2,038,801 $ 1,892,128
   Accumulation units outstanding        54,334     86,527        11      62,131     33,175     413,294         316,932     178,450
   Unit value of accumulation units  $     8.36 $     5.72 $   14.83 $      6.47 $     6.73 $     10.01 $          6.43 $     10.60
Contracts With Total Expenses of
   1.55% (6):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.70%:
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.72% (4):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.77% (7):
   Net Assets                        $        - $        - $       - $         - $        - $ 1,035,763 $             - $         -
   Accumulation units outstanding             -          -         -           -          -     104,208               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $      9.94 $             - $         -
Contracts With Total Expenses of
   1.77% (2):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.77% (3):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.80%:
   Net Assets                        $1,060,379 $  336,538 $  40,886 $   684,380 $  553,697 $ 1,950,779 $     2,042,266 $ 2,128,850
   Accumulation units outstanding       127,901     59,900     2,745     107,055     83,019     196,054         319,675     202,443
   Unit value of accumulation units  $     8.29 $     5.62 $   14.89 $      6.39 $     6.67 $      9.95 $          6.39 $     10.52
Contracts With Total Expenses of
   1.95%:
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -
Contracts With Total Expenses of
   1.97% (4):
   Net Assets                        $        - $        - $       - $         - $        - $         - $             - $         -
   Accumulation units outstanding             -          -         -           -          -           -               -           -
   Unit value of accumulation units  $        - $        - $       - $         - $        - $         - $             - $         -

 (1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

 (2) Offered in Polaris and Polaris II product.

 (3) Offered in PolarisAmerica product.

 (4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

 (5) Offered in Diversified Strategies product.

 (6) Offered in Diversified Strategies III product.

 (7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                      Conservative Conservative
                           Balanced     Balanced      Growth    Equity Income Flexible Income   Growth   Growth & Income   Income
                           Portfolio   Portfolio    Portfolio       Fund         Portfolio       Fund          Fund         Fund
                           (Class 2)    (Class 2)    (Class 2)    (Class 2)      (Class 2)     (Class 2)    (Class 2)     (Class 2)
                         ------------ ------------ ------------ ------------- --------------- ---------- --------------- -----------
Assets:
 Investments in Anchor
  Series Trust (Class
   1, 2 or 3),
   at net asset value    $          0 $          0 $          0 $           0 $             0 $        0 $             0 $         0
 Investments in
 SunAmerica Series Trust
 (Class 1, 2 or 3),
   at net asset value               0            0            0             0               0          0               0           0
 Investments in Van
   Kampen Life
   Investment Trust
   (Class II),
   at net asset value               0            0            0             0               0          0               0           0
 Investments in WM
   Variable Trust
 (Class 1 or Class 2),
   at net asset value     130,881,501   15,053,195   50,212,271    18,459,243      61,768,123  1,263,148       3,353,282  23,063,724
 Investments in Nations
   Separate Account
   Trust (Class B),
   at net asset value               0            0            0             0               0          0               0           0
 Investments in American
   Funds Insurance
 Series (Class 2 or 3),
   at net asset value               0            0            0             0               0          0               0           0
 Investments in Lord
   Abbett Series Fund,
   Inc. (Class VC),
   at net asset value               0            0            0             0               0          0               0           0

  Receivable from AIG
   SunAmerica Life
   Assurance
   Company                          0            0            0             0               0          0               0           0
                         ------------ ------------ ------------ ------------- --------------- ---------- --------------- -----------

Total Assets:            $130,881,501 $ 15,053,195 $ 50,212,271 $  18,459,243 $    61,768,123 $1,263,148 $     3,353,282 $23,063,724

Liabilities:                        0            0            0             0               0          0               0           0
                         ------------ ------------ ------------ ------------- --------------- ---------- --------------- -----------

                         $130,881,501 $ 15,053,195 $ 50,212,271 $  18,459,243 $    61,768,123 $1,263,148 $     3,353,282 $23,063,724
                         ============ ============ ============ ============= =============== ========== =============== ===========
Net assets:

  Accumulation units     $130,881,501 $ 15,053,195 $ 50,212,271 $  18,459,243 $    61,768,123 $1,263,148 $     3,353,282 $23,063,724

  Contracts in payout
    (annuitization)
     period                         0            0            0             0               0          0               0           0
                         ------------ ------------ ------------ ------------- --------------- ---------- --------------- -----------

       Total net assets  $130,881,501 $ 15,053,195 $ 50,212,271 $  18,459,243 $    61,768,123 $1,263,148 $     3,353,282 $23,063,724
                         ============ ============ ============ ============= =============== ========== =============== -==========

Accumulation units
  outstanding              14,862,942    2,311,026    5,494,544     2,260,288       8,110,654    193,649         540,874   3,337,116
                         ============ ============ ============ ============= =============== ========== =============== ===========

Contracts With Total
   Expenses of 1.30%:
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
   Expenses of 1.40%:
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.52% (1):
   Net Assets            $ 14,349,432 $          - $  9,615,350 $           - $             - $        - $             - $         -
   Accumulation units
    outstanding             1,625,466            -    1,050,151             -               -          -               -           -
   Unit value of
    accumulation units   $       8.83 $          - $       9.16 $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.52% (2):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
   outstanding                      -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.52% (3):
  Net Assets             $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
   outstanding                      -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.52% (4):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
   outstanding                      -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.55% (5):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
   outstanding                      -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.55% (6):
   Net Assets            $ 78,672,590 $ 10,816,070 $ 24,050,444 $  14,261,209 $    53,414,927 $  803,439 $     2,293,095 $19,657,021
   Accumulation units
   outstanding              8,919,229    1,658,338    2,626,602     1,742,252       7,008,339    122,877         368,765   2,840,973
   Unit value of
   accumulation units    $       8.82 $       6.52 $       9.16 $        8.19 $          7.62 $     6.54 $          6.22 $      6.92
Contracts With Total
  Expenses of 1.70%:
   Net Assets            $ 27,197,943 $  3,451,761 $ 10,923,066 $   1,332,918 $     5,885,430 $  349,152 $       389,603 $ 1,913,728
   Accumulation units
   outstanding              3,095,035      530,744    1,196,830       163,642         775,379     53,641          62,826     277,682
   Unit value of
   accumulation units    $       8.79 $       6.50 $       9.13 $        8.15 $          7.59 $     6.51 $          6.20 $      6.89
Contracts With Total
  Expenses of 1.72% (4):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
   accumulation units    $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.77% (7):
   Net Assets            $  1,709,936 $          - $    761,764 $           - $             - $        - $             - $         -
   Accumulation units
    outstanding               195,480            -       83,827             -               -          -               -           -
   Unit value of
    accumulation units   $       8.75 $          - $       9.09 $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.77% (2):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
    accumulation units   $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.77% (3):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
    accumulation units   $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.80%:
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
    accumulation units   $          - $          - $          - $           - $             - $        - $             - $         -
Contracts With Total
  Expenses of 1.95%:
   Net Assets            $  8,951,600 $    785,364 $  4,861,647 $   2,865,116 $     2,467,766 $  110,557 $       670,584 $ 1,492,975
   Accumulation units
    outstanding             1,027,732      121,944      537,134       354,394         326,936     17,131         109,283     218,461
   Unit value of
    accumulation units   $       8.71       $ 6.44 $       9.05 $        8.08 $          7.55 $     6.45 $          6.14 $      6.83
Contracts With Total
  Expenses of 1.97% (4):
   Net Assets            $          - $          - $          - $           - $             - $        - $             - $         -
   Accumulation units
    outstanding                     -            -            -             -               -          -               -           -
   Unit value of
    accumulation units   $          - $          - $          - $           - $             - $       -  $             - $         -


(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.


                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Continued)

                                International   Mid Cap     Money               Short Term    Small      Strategic       U.S.
                                    Growth       Stock      Market      REIT      Income    Cap Growth    Growth      Government
                                     Fund        Fund        Fund       Fund       Fund        Fund      Portfolio  Securities Fund
                                   (Class 2)   (Class 2)   (Class 2)  (Class 2)  (Class 2)   (Class 2)   (Class 2)     (Class 2)
                                ------------- ----------- ----------- --------- ----------- ---------- ------------ ---------------
Assets:
  Investments in Anchor Series
   Trust (Class 1, 2 or 3),
      at net asset value        $           0 $         0 $         0 $       0 $         0 $        0 $          0 $             0
  Investments in SunAmerica
    Series Trust (Class 1, 2
   or 3),
      at net asset value                    0           0           0         0           0          0            0               0
  Investments in Van Kampen
   Life Investment Trust
    (Class II)
      at net asset value                    0           0           0         0           0          0            0               0
  Investments in WM Variable
   Trust (Class 1 or Class 2),
      at net asset value              258,869   2,559,976   5,368,902   192,855   6,932,898  1,168,947   14,836,003      12,714,269
  Investments in Nations
   Separate Account Trust
   (Class D),
      at net asset value                    0           0           0         0           0          0            0               0
  Investments in American
   Funds Insurance Series
   (Class 2 or 3),
      at net asset value                    0           0           0         0           0          0            0               0
  Investments in Lord Abbett
   Series Fund, Inc.
   (Class VC),
      at net asset value                    0           0           0         0           0          0            0               0

  Receivable from AIG
   SunAmerica Life Assurance
   Company                                  0           0         405         0           0          0            0               0
                                ------------- ----------- ----------- --------- ----------- ---------- ------------ ---------------

Total Assets:                   $     258,869 $ 2,559,976 $ 5,369,307 $ 192,855 $ 6,932,898 $1,168,947 $ 14,836,003 $    12,714,269

Liabilities:                                0           0           0         0           0          0            0               0
                                ------------- ----------- ----------- --------- ----------- ---------- ------------ ---------------

                                $     258,869 $ 2,559,976 $ 5,369,307 $ 192,855 $ 6,932,898 $1,168,947 $ 14,836,003 $    12,714,269
                                ============= =========== =========== ========= =========== ========== ============ ===============
Net assets:

  Accumulation units            $     258,869 $ 2,559,976 $ 5,369,307 $ 192,855 $ 6,932,898 $1,168,947 $ 14,836,003 $    12,714,269

  Contracts in payout
  (annuitization) period                    0           0           0         0           0          0            0               0
                                ------------- ----------- ----------- --------- ----------- ---------- ------------ ---------------

        Total net assets        $     258,869 $ 2,559,976 $ 5,369,307 $ 192,855 $ 6,932,898 $1,168,947 $ 14,836,003 $    12,714,269
                                ============= =========== =========== ========= =========== ========== ============ ===============

Accumulation units outstanding         46,252     310,386     951,574    12,753   1,082,867    175,772    1,494,603       2,000,572
                                ============= =========== =========== ========= =========== ========== ============ ===============

Contracts With Total Expenses
  of 1.30%:
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.40%:
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.52% (1):
  Net Assets                    $           - $         - $         - $       - $         - $        - $  3,654,867 $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -      366,800               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $       9.96 $             -
Contracts With Total Expenses
  of 1.52% (2):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.52% (3):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.52% (4):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.55% (5):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.55% (6):
  Net Assets                    $     200,643 $ 1,740,704 $ 4,300,843 $ 183,771 $ 5,706,071 $  903,681 $  8,962,334 $     9,984,678
  Accumulation units
   outstanding                         35,799     210,552     761,286    12,145     890,374    135,661      902,787       1,569,287
  Unit value of accumulation
   units                        $        5.60 $      8.27 $      5.65 $   15.13 $      6.41 $     6.66 $       9.93 $          6.36
Contracts With Total Expenses
  of 1.70%:
  Net Assets                    $      31,022 $   374,490 $   994,856 $   9,025 $   855,608 $  127,935 $  1,172,212 $     2,068,917
  Accumulation units
   outstanding                          5,576      45,356     177,099       604     133,919     19,303      118,589         326,343
  Unit value of accumulation
   units                        $        5.56 $      8.26 $      5.62 $   14.94 $      6.39 $     6.63 $       9.88 $          6.34
Contracts With Total Expenses
  of 1.72% (4):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.77% (7):
  Net Assets                    $           - $         - $         - $       - $         - $        - $    292,525 $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -       29,647               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $       9.87 $             -
Contracts With Total Expenses
  of 1.77% (2):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.77% (3):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.80%:
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -
Contracts With Total Expenses
  of 1.95%:
  Net Assets                    $      27,204 $   444,782 $    73,608 $      59 $   371,219 $  137,331 $    754,065 $       660,674
  Accumulation units
   outstanding                          4,877      54,478      13,189         4      58,574     20,808       76,780         104,942
  Unit value of accumulation
   units                        $        5.58 $      8.16 $      5.58 $   14.71 $      6.34 $     6.60 $       9.82 $          6.30
 Contracts With Total Expenses
  of 1.97% (4):
  Net Assets                    $           - $         - $         - $       - $         - $        - $          - $             -
  Accumulation units
   outstanding                              -           -           -         -           -          -            -               -
  Unit value of accumulation
   units                        $           - $         - $         - $       - $         - $        - $          - $             -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                   Nations                               Nations
                                               Nations    Nations       Nations    Marsico     Nations      Nations      Marsico
                                 West Coast    Asset    High Yield  International  Focused     Marsico      Marsico   International
                                   Equity    Allocation    Bond         Value     Equities      Growth   21st Century Opportunities
                                   Fund      Portfolio  Portfolio     Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                  (Class 2)   (Class B)  (Class B)     (Class B)  (Class B)   (Class B)    (Class B)    (Class B)
                                ----------- ----------- ----------- ------------- ----------- ---------- ------------ -------------
Assets:
  Investments in Anchor Series
   Trust (Class 1, 2 or 3),
      at net asset value        $         0 $         0 $         0 $           0 $         0 $        0 $          0 $           0
  Investments in SunAmerica
  Series Trust (Class 1, 2
   or 3),
      at net asset value                  0           0           0             0           0          0            0             0
  Investments in Van Kampen
   Life Investment Trust
   (Class II),
      at net asset value                  0           0           0             0           0          0            0             0
  Investments in WM Variable
  Trust (Class 1 or Class 2),
      at net asset value          8,075,522           0           0             0           0          0            0             0
  Investments in Nations
  Separate Account Trust
  (Class B),
      at net asset value                  0   1,491,383  26,605,972     7,856,316  46,102,891  6,050,578    1,298,934     5,225,332
  Investments in American
  Funds Insurance Series
  (Class 2 or 3),
      at net asset value                  0           0           0             0           0          0            0             0
  Investments in Lord Abbett
  Series Fund, Inc.
  (Class VC),
      at net asset value                  0           0           0             0           0          0            0             0

   Receivable from AIG
  SunAmerica Life Assurance
   Company                                0           0           0             0           0          0            0             0
                                ----------- ----------- ----------- ------------- ----------- ---------- ------------ -------------

Total Assets:                   $ 8,075,522 $ 1,491,383 $26,605,972 $   7,856,316 $46,102,891 $6,050,578 $  1,298,934 $   5,225,332

Liabilities:                              0           0           0             0           0          0            0             0
                                ----------- ----------- ----------- ------------- ----------- ---------- ------------ -------------

                                $ 8,075,522 $ 1,491,383 $26,605,972 $   7,856,316 $46,102,891 $6,050,578 $  1,298,934 $   5,225,332
                                =========== =========== =========== ============= =========== ========== ============ =============
Net assets:

  Accumulation units            $ 8,075,522 $ 1,491,383 $26,605,972 $   7,856,316 $46,102,891 $6,050,578 $  1,298,934 $   5,225,332

  Contracts in payout
  (annuitization) period                  0           0           0             0           0          0            0             0
                                ----------- ----------- ----------- ------------- ----------- ---------- ------------ -------------

       Total net assets         $ 8,075,522 $ 1,491,383 $26,605,972 $   7,856,316 $46,102,891 $6,050,578 $  1,298,934 $   5,225,332
                                =========== =========== =========== ============= =========== ========== ============ =============

Accumulation units outstanding      772,450     145,751   1,849,045       599,884   4,478,641    632,492      100,867       383,059
                                =========== =========== =========== ============= =========== ========== ============ =============

Contracts With Total Expenses
  of 1.30%:
  Net Assets                    $         - $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
 outstanding                              -           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $         - $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.40%:
  Net Assets                    $         - $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                             -           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $         - $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.52% (1):
  Net Assets                    $         - $   792,838 $ 3,672,228 $           - $ 6,839,039 $3,136,312 $    408,963 $   3,863,438
  Accumulation units
  outstanding                             -      77,426     253,871             -     664,662    327,478       31,699       283,025
  Unit value of accumulation
  units                         $         - $     10.24 $     14.46 $           - $     10.29 $     9.58 $      12.90 $       13.65
Contracts With Total Expenses
  of 1.52% (2):
  Net Assets                    $         - $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                             -           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $         - $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.52% (3):
  Net Assets                    $         - $   563,087 $ 2,971,881 $   2,298,982 $ 3,759,724 $2,169,294 $    632,169 $     862,632
  Accumulation units
  outstanding                             -      54,992     205,475       174,842     365,430    226,522       49,003        63,200
  Unit value of accumulation
  units                         $         - $     10.24 $     14.46 $       13.15 $     10.29 $     9.58 $      12.90 $       13.65
Contracts With Total Expenses
  of 1.52% (4):
  Net Assets                    $         - $         - $ 8,648,486 $     904,320 $14,123,788 $        - $          - $           -
  Accumulation units
  outstanding                             -           -     600,110        68,360   1,367,356          -            -             -
  Unit value of accumulation
  units                         $         - $         - $     14.41 $       13.23 $     10.33 $        - $          - $           -
Contracts With Total Expenses
  of 1.55% (5):
  Net Assets                    $         - $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                             -           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $         - $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.55% (6):
  Net Assets                    $ 6,172,805 $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                       589,269           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $     10.48 $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.70%:
  Net Assets                    $   973,934 $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                        93,396           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $     10.43 $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.72% (4):
  Net Assets                    $         - $         - $ 7,643,824 $   2,646,885 $17,141,483 $        - $          - $           -
  Accumulation units
  outstanding                             -           -     532,905       202,314   1,665,907          -            -             -
  Unit value of accumulation
  units                         $         - $         - $     14.34 $       13.08 $     10.29 $        - $          - $           -
Contracts With Total Expenses
  of 1.77% (7):
  Net Assets                    $         - $     1,351 $   250,641 $           - $   350,033 $  157,879 $      3,475 $     247,810
  Accumulation units
  outstanding                             -         133      17,481             -      34,349     16,634          272        18,282
  Unit value of accumulation
  units                         $         - $     10.16 $     14.34 $           - $     10.19 $     9.49 $      12.78 $       13.55
Contracts With Total Expenses
  of 1.77% (2):
  Net Assets                    $         - $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                             -           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $         - $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.77% (3):
  Net Assets                    $         - $   134,107 $ 1,830,958 $     896,732 $ 1,212,472 $  587,093 $    254,327 $     251,452
  Accumulation units
  outstanding                             -      13,200     127,703        68,835     118,989     61,858       19,893        18,552
  Unit value of accumulation
  units                         $         - $     10.16 $     14.34 $       13.03 $     10.19 $     9.49 $      12.78 $       13.55
Contracts With Total Expenses
  of 1.80%:
  Net Assets                    $         - $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                             -           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $         - $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.95%:
  Net Assets                    $   928,783 $         - $         - $           - $         - $        - $          - $           -
  Accumulation units
  outstanding                        89,785           -           -             -           -          -            -             -
  Unit value of accumulation
  units                         $     10.34 $         - $         - $           - $         - $        - $          - $           -
Contracts With Total Expenses
  of 1.97% (4):
  Net Assets                    $         - $         - $ 1,587,954 $   1,109,397 $ 2,676,352 $        - $          - $           -
  Accumulation units
  outstanding                             -           -     111,500        85,533     261,948          -            -             -
  Unit value of accumulation
  units                         $         - $         - $     14.24 $       12.97 $     10.22 $        - $          - $           -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Continued)

                                                                   Nations         Nations
                                                                    MidCap          Small        Nations         Asset
                                                                    Growth         Company        Value        Allocation
                                                                   Portfolio      Portfolio      Portfolio        Fund
                                                                   (Class B)      (Class B)      (Class B)      (Class 2)
                                                                  ------------   ------------   ------------   ------------
Assets:
 Investments in Anchor Series Trust (Class 1, 2 or 3),
     at net asset value                                           $          0   $          0   $          0   $          0
 Investments in SunAmerica Series Trust (Class 1, 2 or 3),
     at net asset value                                                      0              0              0              0
 Investments in Van Kampen Life Investment Trust (Class II),
     at net asset value                                                      0              0              0              0
 Investments in WM Variable Trust (Class 1 or Class 2),
     at net asset value                                                      0              0              0              0
 Investments in Nations Separate Account Trust (Class B),
     at net asset value                                              1,982,491      3,909,951      6,158,558              0
 Investments in American Funds Insurance Series (Class 2 or 3),
     at net asset value                                                      0              0              0    106,035,631
 Investments in Lord Abbett Series Fund, Inc. (Class VC),
     at net asset value                                                      0              0              0              0

  Receivable from AIG SunAmerica Life Assurance Company                      0              0              0              0
                                                                  ------------   ------------   ------------   ------------

Total Assets:                                                     $  1,982,491   $  3,909,951   $  6,158,558   $106,035,631

Liabilities:                                                                 0              0              0              0
                                                                  ------------   ------------   ------------   ------------

                                                                  $  1,982,491   $  3,909,951   $  6,158,558   $106,035,631
                                                                  ============   ============   ============   ============
Net assets:

 Accumulation units                                               $  1,982,491   $  3,909,951   $  6,158,558   $105,999,761

 Contracts in payout (annuitization) period                                  0              0              0         35,870
                                                                  ------------   ------------   ------------   ------------

      Total net assets                                            $  1,982,491   $  3,909,951   $  6,158,558   $106,035,631
                                                                  ============   ============   ============   ============

Accumulation units outstanding                                         246,614        375,891        586,677      8,000,915
                                                                  ============   ============   ============   ============

Contracts With Total Expenses of 1.30%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
 Net Assets                                                       $    635,266   $  1,197,884   $  3,924,844   $          -
 Accumulation units outstanding                                         77,494        114,931        373,340              -
 Unit value of accumulation units                                 $       8.20   $      10.42   $      10.51   $          -
Contracts With Total Expenses of 1.52% (2):
 Net Assets                                                       $          -   $          -   $          -   $101,193,850
 Accumulation units outstanding                                              -              -              -      7,633,623
 Unit value of accumulation units                                 $          -   $          -   $          -   $      13.26
Contracts With Total Expenses of 1.52% (3):
 Net Assets                                                       $    872,800   $  1,969,363   $  1,359,196   $          -
 Accumulation units outstanding                                        106,483        188,965        129,306              -
 Unit value of accumulation units                                 $       8.20   $      10.42   $      10.51   $          -
Contracts With Total Expenses of 1.52% (4):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
 Net Assets                                                       $     69,226   $     82,449   $    251,155   $          -
 Accumulation units outstanding                                          9,139          7,992         24,132              -
 Unit value of accumulation units                                 $       7.57   $      10.32   $      10.41   $          -
Contracts With Total Expenses of 1.77% (2):
 Net Assets                                                       $          -   $          -   $          -   $  4,841,781
 Accumulation units outstanding                                              -              -              -        367,292
 Unit value of accumulation units                                 $          -   $          -   $          -   $      13.18
Contracts With Total Expenses of 1.77% (3):
 Net Assets                                                       $    405,199   $    660,255   $    623,363   $          -
 Accumulation units outstanding                                         53,498         64,003         59,899              -
 Unit value of accumulation units                                 $       7.57   $      10.32   $      10.41   $          -
Contracts With Total Expenses of 1.80%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -

                                                                    Global                        Growth          Asset
                                                                    Growth         Growth         Income        Allocation
                                                                     Fund           Fund           Fund           Fund
                                                                   (Class 2)      (Class 2)      (Class 2)      (Class 3)
                                                                  ------------   ------------   ------------   ------------
Assets:
 Investments in Anchor Series Trust (Class 1, 2 or 3),
     at net asset value                                           $          0   $          0   $          0   $          0
 Investments in SunAmerica Series Trust (Class 1, 2 or 3),
     at net asset value                                                      0              0              0              0
 Investments in Van Kampen Life Investment Trust (Class II),
     at net asset value                                                      0              0              0              0
 Investments in WM Variable Trust (Class 1 or Class 2),
     at net asset value                                                      0              0              0              0
 Investments in Nations Separate Account Trust (Class B),
     at net asset value                                                      0              0              0              0
 Investments in American Funds Insurance Series (Class 2 or 3),
     at net asset value                                            194,389,514    404,936,125    466,901,784     80,971,645
 Investments in Lord Abbett Series Fund, Inc. (Class VC),
     at net asset value                                                      0              0              0              0

  Receivable from AIG SunAmerica Life Assurance Company                      0              0              0              0
                                                                  ------------   ------------   ------------   ------------

Total Assets:                                                     $194,389,514   $404,936,125   $466,901,784   $ 80,971,645

Liabilities:                                                                 0              0              0              0
                                                                  ------------   ------------   ------------   ------------

                                                                  $194,389,514   $404,936,125   $466,901,784   $ 80,971,645
                                                                  ============   ============   ============   ============
Net assets:

 Accumulation units                                               $194,380,044   $404,896,789   $466,832,165   $ 79,701,608

 Contracts in payout (annuitization) period                              9,470         39,336         69,619      1,270,037
                                                                  ------------   ------------   ------------   ------------

      Total net assets                                            $194,389,514   $404,936,125   $466,901,784   $ 80,971,645
                                                                  ============   ============   ============   ============

Accumulation units outstanding                                      11,930,319     24,939,252     30,282,053      2,082,420
                                                                  ============   ============   ============   ============

Contracts With Total Expenses of 1.30%:
 Net Assets                                                       $          -   $          -   $          -   $ 77,993,959
 Accumulation units outstanding                                              -              -              -      2,005,309
 Unit value of accumulation units                                 $          -   $          -   $          -   $      38.89
Contracts With Total Expenses of 1.40%:
 Net Assets                                                       $          -   $          -   $          -   $  2,977,686
 Accumulation units outstanding                                              -              -              -         77,111
 Unit value of accumulation units                                 $          -   $          -   $          -   $      38.62
Contracts With Total Expenses of 1.52% (1):
 Net Assets                                                       $ 71,232,413   $137,558,714   $146,202,954   $          -
 Accumulation units outstanding                                      4,367,465      8,463,896      9,472,512              -
 Unit value of accumulation units                                 $      16.31   $      16.25   $      15.43   $          -
Contracts With Total Expenses of 1.52% (2):
 Net Assets                                                       $ 76,252,939   $170,615,143   $210,820,806   $          -
 Accumulation units outstanding                                      4,675,403     10,498,114     13,659,490              -
 Unit value of accumulation units                                 $      16.31   $      16.25   $      15.43   $          -
Contracts With Total Expenses of 1.52% (3):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
 Net Assets                                                       $ 12,398,204   $ 24,453,231   $ 26,677,352   $          -
 Accumulation units outstanding                                        760,159      1,504,562      1,728,399              -
 Unit value of accumulation units                                 $      16.31   $      16.25   $      15.43   $          -
Contracts With Total Expenses of 1.55% (5):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
 Net Assets                                                       $ 21,350,585   $ 44,297,777   $ 50,484,386   $          -
 Accumulation units outstanding                                      1,315,059      2,738,051      3,287,526              -
 Unit value of accumulation units                                 $      16.24   $      16.18   $      15.36   $          -
Contracts With Total Expenses of 1.77% (7):
 Net Assets                                                       $  8,112,268   $ 16,961,405   $ 18,181,486   $          -
 Accumulation units outstanding                                        500,468      1,049,531      1,185,041              -
 Unit value of accumulation units                                 $      16.21   $      16.16   $      15.34   $          -
Contracts With Total Expenses of 1.77% (2):
 Net Assets                                                       $  2,623,622   $  6,138,241   $  8,916,645   $          -
 Accumulation units outstanding                                        161,857        379,822        581,187              -
 Unit value of accumulation units                                 $      16.21   $      16.16   $      15.34   $          -
Contracts With Total Expenses of 1.77% (3):
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
 Net Assets                                                       $          -   $          -   $          -   $          -
 Accumulation units outstanding                                              -              -              -              -
 Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
 Net Assets                                                       $  2,419,483   $  4,911,614   $  5,618,155   $          -
 Accumulation units outstanding                                        149,908        305,276        367,898              -
 Unit value of accumulation units                                 $      16.14   $      16.09   $      15.27   $          -

----------
(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

               See accompanying notes to financial statemenents.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                                   U.S.
                                                                                               Government/
                                  Cash                    Growth-    High-Income                AAA-Rated    Growth      Mid Cap
                                Management    Growth      Income        Bond     International  Securities  and Income     Value
                                  Fund         Fund        Fund         Fund         Fund          Fund     Portfolio    Portfolio
                                 (Class 3)   (Class 3)   (Class 3)    (Class 3)    (Class 3)     (Class 3)   (Class VC) (Class VC)
                               ----------- ------------ ------------ ----------- ------------- ----------- ------------ -----------
Assets:
  Investments in Anchor Series
    Trust (Class 1, 2 or 3),
    at net asset value         $         0 $          0 $          0 $         0 $           0 $         0 $          0 $         0
  Investments in SunAmerica
    Series Trust (Class 1, 2
    or 3),
      at net asset value                 0            0            0           0             0           0            0           0
  Investments in Van Kampen
   Life Investment Trust
   (Class II),
      at net asset value                 0            0            0           0             0           0            0           0
  Investments in WM Variable
   Trust (Class 1 or Class 2),
      at net asset value                 0            0            0           0             0           0            0           0
  Investments in Nations
  Separate Account Trust
  (Class B),
      at net asset value                 0            0            0           0             0           0            0           0
  Investments in American
   Funds Insurance Series
   (Class 2 or 3),
      at net asset value        19,856,923  513,110,307  534,964,148  45,026,494   113,116,567  43,050,579            0           0
  Investments in Lord Abbett
   Series Fund, Inc.
   (Class VC),
      at net asset value                 0            0            0           0             0           0  153,058,883  93,178,487

   Receivable from AIG
    SunAmerica Life Assurance
     Company                             0            0            0           0             0           0            0           0
                               ----------- ------------ ------------ ----------- ------------- ----------- ------------ -----------

Total Assets:                  $19,856,923  513,110,307 $534,964,148 $45,026,494 $ 113,116,567 $43,050,579 $153,058,883 $93,178,487

Liabilities:                             0            0            0           0             0           0            0           0
                               ----------- ------------ ------------ ----------- ------------- ----------- ------------ -----------

                               $19,856,923  513,110,307 $534,964,148 $45,026,494 $ 113,116,567 $43,050,579 $153,058,883 $93,178,487
                               =========== ============ ============ =========== ============= =========== ============ ===========
Net assets:

  Accumulation units           $19,239,182  499,871,641 $519,083,986 $43,100,112 $ 111,484,898 $41,150,905 $153,058,883 $93,091,460

  Contracts in payout
  (annuitization) period           617,741   13,238,666   15,880,162   1,926,382     1,631,669   1,899,674            0      87,027
                               ----------- ------------ ------------ ----------- ------------- ----------- ------------ -----------

       Total net assets        $19,856,923  513,110,307 $534,964,148 $45,026,494 $ 113,116,567 $43,050,579 $153,058,883 $93,178,487
                               =========== ============ ============ =========== ============= =========== ============ ===========

Accumulation units outstanding     956,023    3,520,459    4,788,401     725,768     3,184,962   1,391,833   13,083,519   7,282,874
                               =========== ============ ============ =========== ============= =========== ============ ===========

Contracts With Total Expenses
  of 1.30%:
  Net Assets                   $19,758,798  494,685,600 $514,708,587 $43,961,335 $ 109,352,032 $41,778,850 $          - $         -
  Accumulation units
  outstanding                      951,265    3,393,170    4,605,842     708,479     3,078,225   1,350,430            -           -
  Unit value of accumulation
  units                        $     20.77 $     145.79 $     111.75 $     62.05 $       35.52 $     30.94 $          - $         -
Contracts With Total Expenses
  of 1.40%:
  Net Assets                   $    98,125 $ 18,424,707 $ 20,255,561 $ 1,065,159 $   3,764,535 $ 1,271,729 $          - $         -
  Accumulation units
  outstanding                        4,758      127,289      182,559      17,289       106,737      41,403            -           -
  Unit value of accumulation
  units                        $     20.62 $     144.75 $     110.95 $     61.61 $       35.27 $     30.72 $          - $         -
Contracts With Total Expenses
  of 1.52% (1):
  Net Assets                   $         - $          - $          - $         - $           - $         - $ 45,450,269 $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -    3,880,250           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.71 $         -
Contracts With Total Expenses
  of 1.52% (2):
  Net Assets                   $         - $          - $          - $         - $           - $         - $ 80,556,191 $89,329,919
  Accumulation units
  outstanding                            -            -            -           -             -           -    6,877,619   6,980,096
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.71 $     12.80
Contracts With Total Expenses
  of 1.52% (3):
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.52% (4):
  Net Assets                   $         - $          - $          - $         - $           - $         - $  5,413,493 $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -      462,159           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.71 $         -
Contracts With Total Expenses
  of 1.55% (5):
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.55% (6):
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.70%:
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.72% (4):
  Net Assets                   $         - $          - $          - $         - $           - $         - $ 11,167,670 $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -      961,474           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.62 $         -
Contracts With Total Expenses
  of 1.77% (7):
  Net Assets                   $         - $          - $          - $         - $           - $         - $  4,948,627 $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -      425,711           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.62 $         -
Contracts With Total Expenses
  of 1.77% (2):
  Net Assets                   $         - $          - $          - $         - $           - $         - $  4,243,420 $ 3,848,568
  Accumulation units
  outstanding                            -            -            -           -             -           -      365,045     302,778
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.62 $     12.71
Contracts With Total Expenses
  of 1.77% (3):
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.80%:
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.95%:
  Net Assets                   $         - $          - $          - $         - $           - $         - $          - $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -            -           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $          - $         -
Contracts With Total Expenses
  of 1.97% (4):
  Net Assets                   $         - $          - $          - $         - $           - $         - $  1,279,213 $         -
  Accumulation units
  outstanding                            -            -            -           -             -           -      111,261           -
  Unit value of accumulation
  units                        $         - $          - $          - $         - $           - $         - $      11.50 $         -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2004

                                                                               Net Asset       Net Asset
                   Variable Accounts                             Shares     value Per Share      Value             Cost
-----------------------------------------------------------    ----------   ---------------  --------------    --------------
ANCHOR SERIES TRUST:
     Asset Allocation Portfolio (Class 1)                      25,964,098      $   14.72     $  382,278,134    $  357,442,047
     Capital Appreciation Portfolio (Class 1)                  25,757,514          33.05        851,237,491       966,366,853
     Government and Quality Bond Portfolio (Class 1)           24,570,063          14.98        368,063,059       365,443,566
     Growth Portfolio (Class 1)                                13,615,957          27.56        375,237,336       398,914,681
     Natural Resources Portfolio (Class 1)                      3,615,506          31.37        113,436,088        74,589,692
     Asset Allocation Portfolio (Class 2)                       1,250,378          14.70         18,384,242        16,420,147
     Capital Appreciation Portfolio (Class 2)                   3,747,899          32.88        123,237,079       100,953,951
     Government and Quality Bond Portfolio (Class 2)            8,642,536          14.97        129,395,172       132,516,688
     Growth Portfolio (Class 2)                                 2,798,826          27.54         77,079,482        63,208,728
     Natural Resources Portfolio (Class 2)                        680,308          31.33         21,312,223        15,618,072
     Asset Allocation Portfolio (Class 3)                         810,528          14.69         11,903,503        11,122,151
     Capital Appreciation Portfolio (Class 3)                   5,138,864          32.82        168,649,045       149,293,621
     Government and Quality Bond Portfolio (Class 3)           14,334,609          14.95        214,338,476       219,520,865
     Growth Portfolio (Class 3)                                 3,626,191          27.51         99,754,464        86,909,396
     Natural Resources Portfolio (Class 3)                        677,103          31.29         21,183,866        17,645,306

SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio (Class 1)                     14,124,079      $   10.19     $  143,920,224    $  173,839,700
     Alliance Growth Portfolio (Class 1)                       39,729,707          18.87        749,771,483     1,039,051,508
     Blue Chip Growth Portfolio (Class 1)                       3,903,905           6.41         25,017,804        25,495,525
     Cash Management Portfolio (Class 1)                       12,646,643          10.68        135,050,861       136,047,678
     Corporate Bond Portfolio (Class 1)                        16,286,012          11.96        194,730,836       185,841,127
     Davis Venture Value Portfolio (Class 1)                   63,466,627          26.12      1,657,605,750     1,396,452,041
     "Dogs" of Wall Street Portfolio (Class 1)                  7,368,599          10.70         78,877,465        68,923,492
     Emerging Markets Portfolio (Class 1)                       7,654,864          11.50         88,049,372        60,028,987
     Federated American Leaders Portfolio (Class 1)             9,649,815          16.33        157,581,658       144,308,187
     Global Bond Portfolio (Class 1)                            7,133,174          11.60         82,766,021        78,585,869
     Global Equities Portfolio (Class 1)                       16,117,640          11.54        185,921,956       205,803,116
     Goldman Sachs Research Portfolio (Class 1)                 2,552,367           7.43         18,976,094        18,368,028
     Growth-Income Portfolio (Class 1)                         29,297,297          23.89        699,908,679       686,658,085
     Growth Opportunities Portfolio (Class 1)                   3,573,859           5.09         18,188,614        18,524,972
     High-Yield Bond Portfolio (Class 1)                       32,553,182           7.25        235,859,948       224,893,913
     International Diversified Equities Portfolio (Class 1)    19,373,687           7.84        151,934,480       147,478,958
     International Growth & Income Portfolio (Class 1)         18,197,012          11.96        217,669,286       178,136,782
     Marsico Growth Portfolio (Class 1)                         5,923,425          11.08         65,643,534        52,193,379
     MFS Massachusetts Investors Trust Portfolio (Class 1)     16,630,395          11.59        192,713,777       210,792,860
     MFS Mid-Cap Growth Portfolio (Class 1)                    16,998,111           9.07        154,117,911       200,302,297
     MFS Total Return Portfolio (Class 1)                      30,871,385          17.73        547,419,678       467,096,332
     Putnam Growth: Voyager Portfolio (Class )                 13,596,315          14.63        198,871,321       269,638,071
     Real Estate Portfolio (Class 1)                            7,701,305          19.75        152,120,150        94,368,488
     SunAmerica Balanced Portfolio (Class 1)                   12,936,108          14.00        181,055,953       213,413,589
     Technology Portfolio (Class 1)                            10,119,047           2.63         26,583,352        28,026,915
     Telecom Utility Portfolio (Class 1)                        4,693,927           8.75         41,052,332        47,655,870
     Worldwide High Income Portfolio (Class 1)                  9,003,613           7.67         69,072,552        77,632,821
     Aggressive Growth Portfolio (Class 2)                      1,276,082          10.16         12,961,719        10,665,354
     Alliance Growth Portfolio (Class 2)                        3,654,345          18.85         68,896,859        61,769,831
     Blue Chip Growth Portfolio (Class 2)                       1,918,567           6.40         12,287,985        10,924,437
     Cash Management Portfolio (Class 2)                        4,532,551          10.66         48,330,416        48,636,521
     Corporate Bond Portfolio (Class 2)                         4,538,504          11.94         54,193,855        52,202,277
     Davis Venture Value Portfolio (Class 2)                    7,539,087          26.08        196,647,275       154,054,305
     "Dogs" of Wall Street Portfolio (Class 2)                  1,906,248          10.69         20,381,063        17,332,991
     Emerging Markets Portfolio (Class 2)                       1,147,020          11.48         13,164,866         9,689,614
     Federated American Leaders Portfolio (Class 2)             1,270,822          16.31         20,723,558        17,451,253
     Foreign Value Portfolio (Class 2)                          3,972,637          14.66         58,239,499        46,710,117
     Global Bond Portfolio (Class 2)                            1,209,969          11.56         13,981,610        13,401,947
     Global Equities Portfolio (Class 2)                          989,194          11.50         11,374,003         9,284,675
     Goldman Sachs Research Portfolio (Class 2)                   830,853           7.40          6,144,254         4,836,416
     Growth-Income Portfolio (Class 2)                          1,708,684          23.86         40,777,284        34,372,390
     Growth Opportunities Portfolio (Class 2)                   1,181,805           5.06          5,980,833         5,169,047
     High-Yield Bond Portfolio (Class 2)                        5,657,482           7.23         40,928,981        36,411,966
     International Diversified Equities Portfolio (Class 2)     5,821,349           7.80         45,428,670        37,029,345
     International Growth & Income Portfolio (Class 2)          2,638,687          11.99         31,636,685        22,815,579
     Marsico Growth Portfolio (Class 2)                         4,091,118          11.03         45,145,301        35,813,669
     MFS Massachusetts Investors Trust Portfolio (Class 2)      2,465,336          11.59         28,561,412        24,169,872
     MFS Mid-Cap Growth Portfolio (Class 2)                     6,036,963           9.02         54,442,777        45,932,543
     MFS Total Return Portfolio (Class 2)                       8,484,604          17.71        150,291,875       128,091,964
     Putnam Growth: Voyager Portfolio (Class 2)                   643,293          14.61          9,396,286         8,462,623
     Real Estate Portfolio (Class 2)                            1,636,806          19.71         32,262,874        22,270,841
     Small & Mid Cap Value Portfolio (Class 2)                  2,906,074          15.74         45,740,841        37,444,100
     SunAmerica Balanced Portfolio (Class 2)                    1,576,632          13.98         22,041,926        20,455,478
     Technology Portfolio (Class 2)                             3,947,471           2.62         10,328,998         9,631,675
     Telecom Utility Portfolio (Class 2)                          368,007           8.74          3,216,118         2,983,465
     Worldwide High Income Portfolio (Class 2)                    971,489           7.65          7,429,844         7,010,554
     Aggressive Growth Portfolio (Class 3)                        709,345          10.13          7,188,034         6,293,958
     Alliance Growth Portfolio (Class 3)                        3,674,720          18.83         69,204,069        62,060,467
     Blue Chip Growth Portfolio (Class 3)                       1,237,642           6.39          7,913,678         7,264,087
     Cash Management Portfolio (Class 3)                        9,993,954          10.65        106,434,930       106,793,078
     Corporate Bond Portfolio (Class 3)                         7,082,622          11.93         84,467,485        83,950,173
     Davis Venture Value Portfolio (Class 3)                    8,446,902          26.05        220,042,179       189,641,341
     "Dogs" of Wall Street Portfolio (Class 3)                  1,187,094          10.68         12,678,068        11,473,067
     Emerging Markets Portfolio (Class 3)                         986,074          11.47         11,307,326         9,467,913
     Federated American Leaders Portfolio (Class 3)             1,929,338          16.29         31,424,127        28,613,803
     Foreign Value Portfolio (Class 3)                         11,702,978          14.67        171,656,726       145,152,313
     Global Bond Portfolio (Class 3)                            1,444,749          11.53         16,657,356        16,357,748
     Global Equities Portfolio (Class 3)                          627,413          11.48          7,200,517         6,362,522
     Goldman Sachs Research Portfolio (Class 3)                   131,635           7.38            971,168           886,122
     Growth-Income Portfolio (Class 3)                            787,855          23.84         18,778,665        16,346,881
     Growth Opportunities Portfolio (Class 3)                     722,011           5.05          3,645,824         3,323,457
     High-Yield Bond Portfolio (Class 3)                        6,048,556           7.23         43,718,981        40,702,961

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2004

                                                                               Net Asset       Net Asset
                   Variable Accounts                             Shares     value Per Share       Value             Cost
-----------------------------------------------------------    ----------   ---------------  --------------    --------------
SUNAMERICA SERIES TRUST (continued):
     International Diversified Equities Portfolio (Class 3)    12,983,322      $    7.80     $  101,220,144    $   86,228,213
     International Growth & Income Portfolio (Class 3)          2,937,849          11.98         35,194,607        28,799,598
     Marsico Growth Portfolio (Class 3)                         2,103,783          11.01         23,167,131        19,698,101
     MFS Massachusetts Investors Trust Portfolio (Class 3)      2,891,900          11.57         33,465,893        28,957,989
     MFS Mid-Cap Growth Portfolio (Class 3)                     6,065,416           9.00         54,574,948        46,467,395
     MFS Total Return Portfolio (Class 3)                       7,482,794          17.70        132,416,887       118,952,324
     Putnam Growth: Voyager Portfolio (Class 3)                   220,435          14.58          3,213,032         2,895,535
     Real Estate Portfolio (Class 3)                            1,504,359          19.68         29,611,420        23,345,337
     Small & Mid Cap Value Portfolio (Class 3)                  7,572,793          15.73        119,131,771       103,121,859
     SunAmerica Balanced Portfolio (Class 3)                      861,421          13.97         12,029,966        11,229,624
     Technology Portfolio (Class 3)                             3,396,868           2.61          8,870,679         8,353,567
     Telecom Utility Portfolio (Class 3)                            9,794           8.73             85,506            76,677
     Worldwide High Income Portfolio (Class 3)                    120,091           7.64            917,051           899,270

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
     Comstock Portfolio                                        19,649,883      $   13.69     $  269,006,904    $  216,375,829
     Emerging Growth Portfolio                                  1,132,618          25.84         29,266,860        26,031,280
     Growth and Income Portfolio                               14,077,674          19.29        271,558,342       222,828,408

WM VARIABLE TRUST:
     Balanced Portfolio (Class 1)                               9,449,502      $   16.08     $  151,947,986    $  129,113,449
     Conservative Balanced Portfolio (Class 1)                  1,258,258          11.82         14,872,611        13,205,027
     Conservative Growth Portfolio (Class 1)                    4,369,328          16.89         73,797,945        59,863,298
     Equity Income Fund (Class 1)                               1,330,857          16.26         21,639,735        16,321,827
     Flexible Income Portfolio (Class 1)                        2,563,358          14.10         36,143,342        33,199,973
     Growth Fund (Class 1)                                        134,505          13.03          1,752,597         1,495,284
     Growth & Income Fund (Class 1)                               487,082          18.19          8,860,014         7,400,289
     Income Fund (Class 1)                                        891,054          11.08          9,872,875         9,633,035
     International Growth Fund (Class 1)                           40,302          12.77            514,659           439,142
     Mid Cap Stock Fund (Class 1)                                 328,244          16.44          5,396,331         4,393,832
     Money Market Fund (Class 1)                                4,136,739           1.00          4,136,739         4,136,739
     REIT Fund (Class 1)                                           36,543          16.96            619,770           517,727
     Short Term Income Fund (Class 1)                           1,502,181           2.58          3,875,626         3,932,277
     Small Cap Growth Fund (Class 1)                              230,575           9.85          2,271,166         1,884,625
     Strategic Growth Portfolio (Class 1)                       1,042,888          18.45         19,241,277        15,614,724
     U.S. Government Securities Fund (Class 1)                  1,385,902          10.71         14,843,010        15,001,237
     West Coast Equity Fund (Class 1)                             706,021          20.45         14,438,128        10,837,854
     Balanced Portfolio (Class 2)                               8,185,210          15.99        130,881,501       114,505,722
     Conservative Balanced Portfolio (Class 2)                  1,281,123          11.75         15,053,195        13,840,488
     Conservative Growth Portfolio (Class 2)                    2,988,826          16.80         50,212,271        42,774,894
     Equity Income Fund (Class 2)                               1,140,868          16.18         18,459,243        14,940,413
     Flexible Income Portfolio (Class 2)                        4,405,715          14.02         61,768,123        58,168,857
     Growth Fund (Class 2)                                         97,616          12.94          1,263,148         1,097,797
     Growth & Income Fund (Class 2)                               185,264          18.10          3,353,282         2,890,743
     Income Fund (Class 2)                                      2,092,897          11.01         23,063,724        22,668,340
     International Growth Fund (Class 2)                           20,367          12.71            258,869           211,385
     Mid Cap Stock Fund (Class 2)                                 156,478          16.36          2,559,976         2,122,309
     Money Market Fund (Class 2)                                5,368,902           1.00          5,368,902         5,368,902
     REIT Fund (Class 2)                                           11,412          16.90            192,855           170,872
     Short Term Income Fund (Class 2)                           2,708,163           2.56          6,932,898         7,050,317
     Small Cap Growth Fund (Class 2)                              119,647           9.77          1,168,947         1,040,423
     Strategic Growth Portfolio (Class 2)                         807,621          18.38         14,836,003        12,633,021
     U.S. Government Securities Fund (Class 2)                  1,191,590          10.66         12,714,269        12,857,466
     West Coast Equity Fund (Class 2)                             396,832          20.35          8,075,522         6,474,122

NATIONS SEPARATE ACCOUNT TRUST (Class B):
     Nations Asset Allocation Portfolio                           147,370      $   10.12     $    1,491,383    $    1,322,945
     Nations High Yield Bond Portfolio                          2,524,286          10.54         26,605,972        25,654,143
     Nations International Value Portfolio                        688,547          11.41          7,856,316         5,840,234
     Nations Marsico Focused Equities Portfolio                 2,731,214          16.89         46,102,891        38,535,840
     Nations Marsico Growth Portfolio                             363,398          16.65          6,050,578         5,059,162
     Nations Marsico 21st Century Portfolio                       124,897          10.40          1,298,934           935,713
     Nations Marsico International Opportunities Portfolio        331,978          15.74          5,225,332         4,308,253
     Nations MidCap Growth Portfolio                              244,752           8.10          1,982,491         1,633,496
     Nations Small Company Portfolio                              367,822          10.63          3,909,951         3,143,665
     Nations Value Portfolio                                      523,687          11.76          6,158,558         5,237,172

AMERICAN FUNDS INSURANCE SERIES:
     Asset Allocation Fund (Class 2)                            6,876,500      $   15.42     $  106,035,631    $   94,090,496
     Global Growth Fund (Class 2)                              11,282,038          17.23        194,389,514       167,720,580
     Growth Fund (Class 2)                                      7,924,386          51.10        404,936,125       347,240,026
     Growth-Income Fund (Class 2)                              12,742,953          36.64        466,901,784       406,571,074
     Asset Allocation Fund (Class 3)                            5,227,350          15.49         80,971,645        88,158,209
     Cash Management Fund (Class 3)                             1,793,760          11.07         19,856,923        20,050,662
     Growth Fund (Class 3)                                      9,986,577          51.38        513,110,307       602,907,649
     Growth-Income Fund (Class 3)                              14,537,069          36.80        534,964,148       595,552,165
     High-Income Bond Fund (Class 3)                            3,498,562          12.87         45,026,494        52,149,052
     International Fund (Class 3)                               7,150,226          15.82        113,116,567       128,132,776
     U.S. Government/AAA-Rated Securities Fund (Class 3)        3,572,662          12.05         43,050,579        47,121,523

LORD ABBETT SERIES FUND, INC. (Class VC):
     Growth and Income Portfolio                                5,631,305      $   27.18     $  153,058,883    $  128,639,839
     Mid Cap Value Portfolio                                    4,481,890          20.79         93,178,487        75,205,088

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004

                                                                Government
                                   Asset          Capital           and                            Natural        Asset
                                 Allocation     Appreciation    Quality Bond       Growth         Resources     Allocation
                                 Portfolio       Portfolio       Portfolio        Portfolio       Portfolio      Portfolio
                                 (Class 1)       (Class 1)       (Class 1)        (Class 1)       (Class 1)      (Class 2)
                                ------------   -------------   -------------    ------------    ------------    -----------
Investment income:
  Dividends                     $ 10,411,285   $           0   $  18,617,449    $  2,022,811    $    715,103    $   438,503
                                ------------   -------------   -------------    ------------    ------------    -----------
     Total investment
       income                     10,411,285               0      18,617,449       2,022,811         715,103        438,503
                                ------------   -------------   -------------    ------------    ------------    -----------

Expenses:
  Mortality and expense
   risk charge                    (5,361,661)    (11,863,519)     (5,653,467)     (4,998,841)     (1,295,485)      (228,237)
  Distribution expense
   charge                           (586,503)     (1,294,902)       (616,175)       (545,817)       (141,330)       (23,363)
                                ------------   -------------   -------------    ------------    ------------    -----------
     Total expenses               (5,948,164)    (13,158,421)     (6,269,642)     (5,544,658)     (1,436,815)      (251,600)
                                ------------   -------------   -------------    ------------    ------------    -----------

Net investment income
 (loss)                            4,463,121     (13,158,421)     12,347,807      (3,521,847)       (721,712)       186,903
                                ------------   -------------   -------------    ------------    ------------    -----------

Net realized gains
 (losses) from securities
 transactions:
  Proceeds from shares sold       66,564,967     158,830,554     125,713,718      69,893,708      17,048,223      2,454,177
  Cost of shares sold            (64,488,405)   (194,542,114)   (122,889,334)    (80,306,790)    (12,339,570)    (2,119,434)
                                ------------   -------------   -------------    ------------    ------------    -----------

Net realized gains (losses)
 from securities transactions      2,076,562     (35,711,560)      2,824,384     (10,413,082)      4,708,653        334,743
Realized gain distributions                0               0         158,447               0       3,215,578              0
                                ------------   -------------   -------------    ------------    ------------    -----------

Net realized gains (losses)        2,076,562     (35,711,560)      2,982,831     (10,413,082)      7,924,231        334,743
                                ------------   -------------   -------------    ------------    ------------    -----------

Net unrealized appreciation
 (depreciation) of
 investments:
  Beginning of period               (602,016)   (222,845,346)     10,671,906     (69,397,413)     25,647,029      1,137,179
  End of period                   24,836,087    (115,129,362)      2,619,493     (23,677,345)     38,846,396      1,964,095
                                ------------   -------------   -------------    ------------    ------------    -----------

Change in net unrealized
 appreciation (depreciation)
 of investments                   25,438,103     107,715,984      (8,052,413)     45,720,068      13,199,367        826,916
                                ------------   -------------   -------------    ------------    ------------    -----------

Increase (decrease) in net
 assets from operations         $ 31,977,786   $  58,846,003   $   7,278,225    $ 31,785,139    $ 20,401,886    $ 1,348,562
                                ============   =============   =============    ============    ============    ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                  (continued)

                                                         Government
                                           Capital          and                        Natural       Asset             Capital
                                         Appreciation   Quality Bond     Growth       Resources    Allocation        Appreciation
                                          Portfolio      Portfolio      Portfolio     Portfolio     Portfolio         Portfolio
                                          (Class 2)      (Class 2)      (Class 2)     (Class 2)     (Class 3)         (Class 3)
                                         ------------   ------------   -----------   -----------   -----------       ------------
Investment income:
     Dividends                           $          0   $  5,953,392   $   313,050   $   116,409   $   205,921       $          0
                                         ------------   ------------   -----------   -----------   -----------       ------------
         Total investment income                    0      5,953,392       313,050       116,409       205,921                  0
                                         ------------   ------------   -----------   -----------   -----------       ------------

Expenses:
     Mortality and expense risk charge     (1,580,963)    (1,810,485)     (956,809)     (229,710)     (104,809)        (1,574,904)
     Distribution expense charge             (166,910)      (191,368)     (101,540)      (24,103)      (10,175)          (164,058)
                                         ------------   ------------   -----------   -----------   -----------       ------------
         Total expenses                    (1,747,873)    (2,001,853)   (1,058,349)     (253,813)     (114,984)        (1,738,962)
                                         ------------   ------------   -----------   -----------   -----------       ------------

Net investment income (loss)               (1,747,873)     3,951,539      (745,299)     (137,404)       90,937         (1,738,962)
                                         ------------   ------------   -----------   -----------   -----------       ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold             11,497,175     27,964,620     7,139,610     4,120,356     1,535,298          1,833,276
     Cost of shares sold                  (10,120,247)   (28,177,663)   (6,312,695)   (3,162,966)   (1,470,770)        (1,769,717)
                                         ------------   ------------   -----------   -----------   -----------       ------------

Net realized gains (losses) from
  securities transactions                   1,376,928       (213,043)      826,915       957,390        64,528             63,559
Realized gain distributions                         0         52,326             0       611,100             0                  0
                                         ------------   ------------   -----------   -----------   -----------       ------------

Net realized gains (losses)                 1,376,928       (160,717)      826,915     1,568,490        64,528             63,559
                                         ------------   ------------   -----------   -----------   -----------       ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                   13,828,335     (1,448,662)    7,611,939     3,307,487       218,738          7,288,648
     End of period                         22,283,128     (3,121,516)   13,870,754     5,694,151       781,352         19,355,424
                                         ------------   ------------   -----------   -----------   -----------       ------------

Change in net unrealized appreciation
    (depreciation) of investments           8,454,793     (1,672,854)    6,258,815     2,386,664       562,614         12,066,776
                                         ------------   ------------   -----------   -----------   -----------       ------------

Increase (decrease) in net assets
  from operations                        $  8,083,848   $  2,117,968   $ 6,340,431   $ 3,817,750   $   718,079       $ 10,391,373
                                         ============   ============   ===========   ===========   ===========       ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                         Government
                                             and                        Natural      Aggressive       Alliance       Blue Chip
                                        Quality Bond     Growth        Resources       Growth          Growth         Growth
                                          Portfolio     Portfolio      Portfolio      Portfolio       Portfolio      Portfolio
                                          (Class 3)     (Class 3)      (Class 3)      (Class 1)       (Class 1)      (Class 1)
                                        ------------   ------------   -----------   -------------   -------------   -----------
Investment income:
  Dividends                             $  8,322,148   $    265,395   $    78,979   $           0   $   2,365,185   $    39,146
                                        ------------   ------------   -----------   -------------   -------------   -----------
    Total investment income                8,322,148        265,395        78,979               0       2,365,185        39,146
                                        ------------   ------------   -----------   -------------   -------------   -----------

Expenses:
  Mortality and expense risk charge       (2,365,780)      (936,091)     (173,343)     (1,847,929)    (10,834,696)     (360,843)
  Distribution expense charge               (245,599)       (97,370)      (17,975)       (201,805)     (1,183,744)      (39,186)
                                        ------------   ------------   -----------   -------------   -------------   -----------
    Total expenses                        (2,611,379)    (1,033,461)     (191,318)     (2,049,734)    (12,018,440)     (400,029)
                                        ------------   ------------   -----------   -------------   -------------   -----------

Net investment income (loss)               5,710,769       (768,066)     (112,339)     (2,049,734)     (9,653,255)     (360,883)
                                        ------------   ------------   -----------   -------------   -------------   -----------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold               15,090,231      1,448,710     3,167,816      70,230,279     215,447,002     8,736,384
  Cost of shares sold                    (15,358,137)    (1,346,806)   (2,770,688)   (101,156,824)   (320,459,831)   (9,322,066)
                                        ------------   ------------   -----------   -------------   -------------   -----------
Net realized gains (losses) from
  securities transactions                   (267,906)       101,904       397,128     (30,926,545)   (105,012,829)     (585,682)
Realized gain distributions                   74,740              0       472,819               0               0             0
                                        ------------   ------------   -----------   -------------   -------------   -----------

Net realized gains (losses)                 (193,166)       101,904       869,947     (30,926,545)   (105,012,829)     (585,682)
                                        ------------   ------------   -----------   -------------   -------------   -----------

Net unrealized appreciation
(depreciation) of investments:
  Beginning of period                     (2,281,736)     4,675,956     1,182,407     (81,432,005)   (446,127,975)   (2,286,647)
  End of period                           (5,182,389)    12,845,068     3,538,560     (29,919,476)   (289,280,025)     (477,721)
                                        ------------   ------------   -----------   -------------   -------------   -----------

Change in net unrealized appreciation
  (depreciation) of investments           (2,900,653)     8,169,112     2,356,153      51,512,529     156,847,950     1,808,926
                                        ------------   ------------   -----------   -------------   -------------   -----------

Increase (decrease) in net assets from
  operations                            $  2,616,950   $  7,502,950   $ 3,113,761   $  18,536,250   $  42,181,866   $   862,361
                                        ============   ============   ===========   =============   =============   ===========

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                                                              Davis                                     Federated
                                               Cash         Corporate        Venture       "Dogs" of       Emerging      American
                                            Management         Bond           Value        Wall Street     Markets       Leaders
                                             Portfolio      Portfolio       Portfolio      Portfolio      Portfolio     Portfolio
                                             (Class 1)      (Class 1)       (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                           -------------   ------------   -------------   ------------   ------------  ------------
Investment income:
  Dividends                                $   1,350,001   $  9,927,516   $  14,018,845   $  1,870,962   $    855,530  $  2,238,854
                                           -------------   ------------   -------------   ------------   ------------  ------------
     Total investment income                   1,350,001      9,927,516      14,018,845      1,870,962        855,530     2,238,854
                                           -------------   ------------   -------------   ------------   ------------  ------------

Expenses:
  Mortality and expense risk charge           (2,484,571)    (2,807,934)    (22,618,072)    (1,141,413)    (1,132,155)   (2,217,249)
  Distribution expense charge                   (271,204)      (305,956)     (2,469,303)      (124,415)      (123,637)     (242,102)
                                           -------------   ------------   -------------   ------------   ------------  ------------
     Total expenses                           (2,755,775)    (3,113,890)    (25,087,375)    (1,265,828)    (1,255,792)   (2,459,351)
                                           -------------   ------------   -------------   ------------   ------------  ------------

Net investment income (loss)                  (1,405,774)     6,813,626     (11,068,530)       605,134       (400,262)     (220,497)
                                           -------------   ------------   -------------   ------------   ------------  ------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold                  277,929,504     48,105,966     256,461,484     21,434,211     25,435,339    33,930,683
  Cost of shares sold                       (280,793,331)   (45,759,352)   (226,728,070)   (19,594,790)   (20,958,986)  (33,085,937)
                                           -------------   ------------   -------------   ------------   ------------  ------------

Net realized gains (losses) from
  securities transactions                     (2,863,827)     2,346,614      29,733,414      1,839,421      4,476,353       844,746
Realized gain distributions                            0              0               0              0              0             0
                                           -------------   ------------   -------------   ------------   ------------  ------------

Net realized gains (losses)                   (2,863,827)     2,346,614      29,733,414      1,839,421      4,476,353       844,746
                                           -------------   ------------   -------------   ------------   ------------  ------------

Net unrealized appreciation (depreciation)
  of investments:
  Beginning of period                         (3,950,135)     7,966,688      97,837,294      6,435,899     16,800,141     1,659,023
  End of period                                 (996,817)     8,889,709     261,153,709      9,953,973     28,020,385    13,273,471
                                           -------------   ------------   -------------   ------------   ------------  ------------

Change in net unrealized appreciation
  (depreciation) of investments                2,953,318        923,021     163,316,415      3,518,074     11,220,244    11,614,448
                                           -------------   ------------   -------------   ------------   ------------  ------------

Increase (decrease) in net assets
  from operations                          $  (1,316,283)  $ 10,083,261   $ 181,981,299   $  5,962,629   $ 15,296,335  $ 12,238,697
                                           =============   ============   =============   ============   ============  ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                                                      Goldman
                                          Global         Global         Sachs         Growth-         Growth        High-Yield
                                           Bond         Equities      Research         Income      Opportunities       Bond
                                        Portfolio      Portfolio      Portfolio      Portfolio      Portfolio        Portfolio
                                        (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)        (Class 1)
                                       ------------   ------------   -----------   -------------   ------------    -------------
Investment income:
  Dividends                            $          0   $    574,488   $         0   $   4,835,501   $          0    $  19,898,314
                                       ------------   ------------   -----------   -------------   ------------    -------------
     Total investment income                      0        574,488             0       4,835,501              0       19,898,314
                                       ------------   ------------   -----------   -------------   ------------    -------------

Expenses:
  Mortality and expense risk charge      (1,209,382)    (2,632,236)     (280,079)     (9,930,395)      (315,951)      (3,210,170)
  Distribution expense charge              (131,767)      (287,781)      (30,355)     (1,084,998)       (34,398)        (350,664)
                                       ------------   ------------   -----------   -------------   ------------    -------------
     Total expenses                      (1,341,149)    (2,920,017)     (310,434)    (11,015,393)      (350,349)      (3,560,834)
                                       ------------   ------------   -----------   -------------   ------------    -------------

Net investment income (loss)             (1,341,149)    (2,345,529)     (310,434)     (6,179,892)      (350,349)      16,337,480
                                       ------------   ------------   -----------   -------------   ------------    -------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold              20,380,855     45,623,770     7,826,126     156,085,144     15,544,535      110,634,342
  Cost of shares sold                   (19,518,406)   (55,359,039)   (8,278,323)   (163,476,872)   (16,887,586)    (110,676,373)
                                       ------------   ------------   -----------   -------------   ------------    -------------

Net realized gains (losses) from
  securities transactions                   862,449     (9,735,269)     (452,197)     (7,391,728)    (1,343,051)         (42,031)
Realized gain distributions                 978,352              0             0               0              0                0
                                       ------------   ------------   -----------   -------------   ------------    -------------

Net realized gains (losses)               1,840,801     (9,735,269)     (452,197)     (7,391,728)    (1,343,051)         (42,031)
                                       ------------   ------------   -----------   -------------   ------------    -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                     2,651,472    (49,549,654)   (2,231,118)    (65,950,098)    (2,276,383)      (6,022,915)
  End of period                           4,180,152    (19,881,160)      608,066      13,250,594       (336,358)      10,966,035
                                       ------------   ------------   -----------   -------------   ------------    -------------

Change in net unrealized appreciation
  (depreciation) of investments           1,528,680     29,668,494     2,839,184      79,200,692      1,940,025       16,988,950
                                       ------------   ------------   -----------   -------------   ------------    -------------

Increase (decrease) in net assets
  from operations                      $  2,028,332   $ 17,587,696   $ 2,076,553   $  65,629,072   $    246,625    $  33,284,399
                                       ============   ============   ===========   =============   ============    =============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                                                                           MFS
                                       International    International                 Massachusetts       MFS
                                        Diversified        Growth         Marsico       Investors        Mid-Cap         MFS
                                         Equities         & Income        Growth          Trust         Growth       Total Return
                                         Portfolio       Portfolio      Portfolio       Portfolio       Portfolio     Portfolio
                                         (Class 1)       (Class 1)      (Class 1)       (Class 1)       (Class 1)     (Class 1)
                                       -------------   -------------   ------------   -------------   ------------   ------------
Investment income:
  Dividends                            $   2,953,192   $   2,439,724   $          0   $   1,539,613   $          0   $    988,799
                                       -------------   -------------   ------------   -------------   ------------   ------------
    Total investment income                2,953,192       2,439,724              0       1,539,613              0        988,799
                                       -------------   -------------   ------------   -------------   ------------   ------------

Expenses:
  Mortality and expense risk charge       (2,021,070)     (2,696,901)      (918,422)     (2,693,556)    (2,159,405)    (7,366,143)
  Distribution expense charge               (220,841)       (294,317)       (99,237)       (293,834)      (234,664)      (800,956)
                                       -------------   -------------   ------------   -------------   ------------   ------------
    Total expenses                        (2,241,911)     (2,991,218)    (1,017,659)     (2,987,390)    (2,394,069)    (8,167,099)
                                       -------------   -------------   ------------   -------------   ------------   ------------

Net investment income (loss)                 711,281        (551,494)    (1,017,659)     (1,447,777)    (2,394,069)    (7,178,300)
                                       -------------   -------------   ------------   -------------   ------------   ------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold               46,724,083      30,447,538     20,962,083      42,794,916     51,634,102     68,728,495
  Cost of shares sold                    (53,186,578)    (28,494,956)   (18,549,215)    (51,373,935)   (75,055,670)   (62,812,957)
                                       -------------   -------------   ------------   -------------   ------------   ------------

Net realized gains (losses) from
  securities transactions                 (6,462,495)      1,952,582      2,412,868      (8,579,019)   (23,421,568)     5,915,538
Realized gain distributions                        0               0              0               0              0              0
                                       -------------   -------------   ------------   -------------   ------------   ------------

Net realized gains (losses)               (6,462,495)      1,952,582      2,412,868      (8,579,019)   (23,421,568)     5,915,538
                                       -------------   -------------   ------------   -------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                    (20,900,709)      5,960,244      9,400,225     (46,084,668)   (88,818,149)    30,174,118
  End of period                            4,455,522      39,532,504     13,450,155     (18,079,083)   (46,184,386)    80,323,346
                                       -------------   -------------   ------------   -------------   ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments           25,356,231      33,572,260      4,049,930      28,005,585     42,633,763     50,149,228
                                       -------------   -------------   ------------   -------------   ------------   ------------

Increase (decrease) in net assets
  from operations                      $  19,605,017   $  34,973,348   $  5,445,139   $  17,978,789   $ 16,818,126   $ 48,886,466
                                       =============   =============   ============   =============   ============   ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                          Putnam
                                          Growth:         Real        SunAmerica                     Telecom       Worldwide
                                          Voyager        Estate        Balanced      Technology      Utility      High Income
                                         Portfolio     Portfolio      Portfolio       Portfolio     Portfolio      Portfolio
                                         (Class 1)     (Class 1)      (Class 1)       (Class 1)     (Class 1)      (Class 1)
                                       ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                            $    264,921   $  3,434,487   $  2,793,312   $          0   $  1,877,011   $  4,348,409
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income                 264,921      3,434,487      2,793,312              0      1,877,011      4,348,409
                                       ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense risk charge      (2,916,254)    (1,737,413)    (2,627,503)      (441,781)      (523,958)      (975,289)
  Distribution expense charge              (318,671)      (189,803)      (287,044)       (48,047)       (57,215)      (106,640)
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Total expenses                       (3,234,925)    (1,927,216)    (2,914,547)      (489,828)      (581,173)    (1,081,929)
                                       ------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss)             (2,970,004)     1,507,271       (121,235)      (489,828)     1,295,838      3,266,480
                                       ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold              49,593,320     28,484,694     40,459,701     29,236,276      8,611,564     19,486,106
  Cost of shares sold                   (69,551,144)   (20,954,223)   (48,103,564)   (31,693,215)   (10,823,912)   (22,804,088)
                                       ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions               (19,957,824)     7,530,471     (7,643,863)    (2,456,939)    (2,212,348)    (3,317,982)
Realized gain distributions                       0              0              0              0              0              0
                                       ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)             (19,957,824)     7,530,471     (7,643,863)    (2,456,939)    (2,212,348)    (3,317,982)
                                       ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   (99,787,892)    30,834,713    (49,094,861)    (1,423,690)   (12,962,433)   (13,621,673)
  End of period                         (70,766,750)    57,751,662    (32,357,636)    (1,443,563)    (6,603,538)    (8,560,269)
                                       ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments          29,021,142     26,916,949     16,737,225        (19,873)     6,358,895      5,061,404
                                       ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from operations                      $  6,093,314   $ 35,954,691   $  8,972,127   $ (2,966,640)  $  5,442,385   $  5,009,902
                                       ============   ============   ============   ============   ============   ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                                                                                                 Davis
                                        Aggressive     Alliance     Blue Chip        Cash        Corporate      Venture
                                          Growth       Growth        Growth       Management       Bond          Value
                                        Portfolio     Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                        (Class 2)     (Class 2)     (Class 2)      (Class 2)     (Class 2)      (Class 2)
                                       -----------   -----------   -----------   ------------   -----------   ------------
Investment income:
  Dividends                            $         0   $   119,870   $     3,916   $    336,006   $ 2,566,081   $  1,386,206
                                       -----------   -----------   -----------   ------------   -----------   ------------
    Total investment income                      0       119,870         3,916        336,006     2,566,081      1,386,206
                                       -----------   -----------   -----------   ------------   -----------   ------------

Expenses:
  Mortality and expense risk charge       (164,742)     (887,860)     (163,824)      (728,713)     (712,776)    (2,458,176)
  Distribution expense charge              (17,428)      (93,866)      (17,274)       (76,788)      (75,165)      (260,199)
                                       -----------   -----------   -----------   ------------   -----------   ------------
    Total expenses                        (182,170)     (981,726)     (181,098)      (805,501)     (787,941)    (2,718,375)
                                       -----------   -----------   -----------   ------------   -----------   ------------

Net investment income (loss)              (182,170)     (861,856)     (177,182)      (469,495)    1,778,140     (1,332,169)
                                       -----------   -----------   -----------   ------------   -----------   ------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold              6,093,240     9,589,377     2,890,048     53,770,315     9,441,533     14,312,336
  Cost of shares sold                   (5,665,639)   (9,351,673)   (2,691,473)   (54,233,863)   (9,025,125)   (12,045,054)
                                       -----------   -----------   -----------   ------------   -----------   ------------

Net realized gains (losses) from
  securities transactions                  427,601       237,704       198,575       (463,548)      416,408      2,267,282
Realized gain distributions                      0             0             0              0             0              0
                                       -----------   -----------   -----------   ------------   -----------   ------------

Net realized gains (losses)                427,601       237,704       198,575       (463,548)      416,408      2,267,282
                                       -----------   -----------   -----------   ------------   -----------   ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                      961,843     2,564,616       994,378       (779,643)    1,702,233     23,822,157
  End of period                          2,296,365     7,127,028     1,363,548       (306,105)    1,991,578     42,592,970
                                       -----------   -----------   -----------   ------------   -----------   ------------

Change in net unrealized appreciation
  (depreciation) of investments          1,334,522     4,562,412       369,170        473,538       289,345     18,770,813
                                       -----------   -----------   -----------   ------------   -----------   ------------

Increase (decrease) in net assets
  from operations                      $ 1,579,953   $ 3,938,260   $   390,563   $   (459,505)  $ 2,483,893   $ 19,705,926
                                       ===========   ===========   ===========   ============   ===========   ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                              Federated
                                "Dogs" of       Emerging       American       Foreign         Global        Global
                               Wall Street      Markets        Leaders         Value           Bond       Equities
                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                               -----------    -----------    -----------    -----------     ---------    -----------
Investment income:
 Dividends                     $   441,353    $   100,961    $   257,412    $   549,897     $       0    $    20,562
                               -----------    -----------    -----------    -----------     ---------    -----------
   Total investment income         441,353        100,961        257,412        549,897             0         20,562
                               -----------    -----------    -----------    -----------     ---------    -----------

Expenses:
 Mortality and expense
  risk charge                     (266,346)      (139,588)      (271,268)      (602,766)     (187,662)      (164,025)
 Distribution expense
  charge                           (27,920)       (14,549)       (28,313)       (64,836)      (19,786)       (17,250)
                               -----------    -----------    -----------    -----------     ---------    -----------
   Total expenses                 (294,266)      (154,137)      (299,581)      (667,602)     (207,448)      (181,275)
                               -----------    -----------    -----------    -----------     ---------    -----------

Net investment income
 (loss)                            147,087        (53,176)       (42,169)      (117,705)     (207,448)      (160,713)
                               -----------    -----------    -----------    -----------     ---------    -----------

Net realized gains
 (losses) from securities
 transactions:
 Proceeds from shares sold       2,726,685      2,570,721      3,546,326      3,270,176     3,823,009      3,456,482
 Cost of shares sold            (2,438,269)    (2,140,250)    (3,156,185)    (2,744,458)   (3,689,089)    (3,126,883)
                               -----------    -----------    -----------    -----------     ---------    -----------

Net realized gains
 (losses) from securities
 transactions                      288,416        430,471        390,141        525,718       133,920        329,599
Realized gain distributions              0              0              0      1,050,185       155,929              0
                               -----------    -----------    -----------    -----------     ---------    -----------

Net realized gains (losses)        288,416        430,471        390,141      1,575,903       289,849        329,599
                               -----------    -----------    -----------    -----------     ---------    -----------

Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of period             2,058,183      1,798,852      2,088,575      4,705,098       383,626      1,249,089
 End of period                   3,048,072      3,475,252      3,272,305     11,529,382       579,663      2,089,328
                               -----------    -----------    -----------    -----------     ---------    -----------

Change in net unrealized
 appreciation
 (depreciation) of
 investments                       989,889      1,676,400      1,183,730      6,824,284       196,037        840,239
                               -----------    -----------    -----------    -----------     ---------    -----------

Increase (decrease) in net
 assets from operations        $ 1,425,392    $ 2,053,695    $ 1,531,702    $ 8,282,482     $ 278,438    $ 1,009,125
                               ===========    ===========    ===========    ===========     =========    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                          Goldman                                                   International     International
                           Sachs       Growth-          Growth        High-Yield     Diversified          Growth
                         Research       Income      Opportunities        Bond          Equities          & Income
                        Portfolio     Portfolio       Portfolio       Portfolio       Portfolio         Portfolio
                         (Class 2)    (Class 2)       (Class 2)       (Class 2)       (Class 2)         (Class 2)
                        ----------   -----------    -------------    -----------    -------------     -------------
Investment income:
 Dividends              $       0    $   225,129    $           0    $ 3,347,845    $     812,703     $     325,186
                        ---------    -----------    -------------    -----------    -------------     -------------
   Total investment
    income                      0        225,129                0      3,347,845          812,703           325,186
                        ---------    -----------    -------------    -----------    -------------     -------------

Expenses:
 Mortality and
  expense risk charge     (82,620)      (577,667)         (86,233)      (544,790)        (496,907)         (385,381)
 Distribution expense
  charge                   (8,668)       (60,280)          (9,108)       (57,342)         (53,088)          (40,674)
                        ---------    -----------    -------------    -----------    -------------     -------------
   Total expenses         (91,288)      (637,947)         (95,341)      (602,132)        (549,995)         (426,055)
                        ---------    -----------    -------------    -----------    -------------     -------------

Net investment income
 (loss)                   (91,288)      (412,818)         (95,341)     2,745,713          262,708          (100,869)
                        ---------    -----------    -------------    -----------    -------------     -------------

Net realized gains
 (losses) from
 securities
 transactions:
 Proceeds from
  shares sold             823,151      8,687,439        2,059,900     17,232,955        4,007,805         4,842,582
 Cost of shares sold     (710,398)    (7,973,298)      (1,894,821)   (15,886,722)      (3,520,400)       (3,847,475)
                        ---------    -----------    -------------    -----------    -------------     -------------

Net realized gains
 (losses) from
 securities
 transactions             112,753        714,141          165,079      1,346,233          487,405           995,107
Realized gain
 distributions                  0              0                0              0                0                 0
                        ---------    -----------    -------------    -----------    -------------     -------------

Net realized gains
 (losses)                 112,753        714,141          165,079      1,346,233          487,405           995,107
                        ---------    -----------    -------------    -----------    -------------     -------------

Net unrealized
 appreciation
 (depreciation) of
 investments:
 Beginning of period      720,152      3,075,805          682,698      3,077,171        3,529,676         4,759,015
 End of period          1,307,838      6,404,894          811,786      4,517,015        8,399,325         8,821,106
                        ---------    -----------    -------------    -----------    -------------     -------------

Change in net
 unrealized
 appreciation
 (depreciation) of
 investments              587,686      3,329,089          129,088      1,439,844        4,869,649         4,062,091
                        ---------    -----------    -------------    -----------    -------------     -------------

Increase (decrease)
 in net assets from
 operations             $ 609,151    $ 3,630,412    $     198,826    $ 5,531,790    $   5,619,762     $   4,956,329
                        =========    ===========    =============    ===========    =============     =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                         MFS
                                                    Massachusetts         MFS                            Putnam
                                        Marsico       Investors         Mid-Cap        MFS Total         Growth:          Real
                                         Growth         Trust            Growth          Return          Voyager         Estate
                                       Portfolio      Portfolio        Portfolio       Portfolio        Portfolio       Portfolio
                                       (Class 2)      (Class 2)        (Class 2)        (Class 2)       (Class 2)       (Class 2)
                                      -----------   -------------     -----------     ------------     -----------     -----------
Investment income:
       Dividends                      $         0     $   182,713     $         0     $    249,227     $         0     $   682,999
                                      -----------     -----------     -----------     ------------     -----------     -----------
           Total investment income              0         182,713               0          249,227               0         682,999
                                      -----------     -----------     -----------     ------------     -----------     -----------

Expenses:
       Mortality and expense risk
        charge                           (582,770)       (369,883)       (708,305)      (2,008,597)       (136,666)       (361,722)
       Distribution expense charge        (61,702)        (39,025)        (74,634)        (211,821)        (14,389)        (37,813)
                                      -----------     -----------     -----------     ------------     -----------     -----------
           Total expenses                (644,472)       (408,908)       (782,939)      (2,220,418)       (151,055)       (399,535)
                                      -----------     -----------     -----------     ------------     -----------     -----------

Net investment income (loss)             (644,472)       (226,195)       (782,939)      (1,971,191)       (151,055)        283,464
                                      -----------     -----------     -----------     ------------     -----------     -----------

Net realized gains (losses) from
 securities transactions:
       Proceeds from shares sold        7,503,878       5,140,491      10,587,327       18,444,533       2,644,988       6,705,204
       Cost of shares sold             (6,623,625)     (4,816,206)     (9,874,556)     (16,975,868)     (2,498,788)     (5,349,480)
                                      -----------     -----------     -----------     ------------     -----------     -----------

Net realized gains (losses) from
 securities transactions                  880,253         324,285         712,771        1,468,665         146,200       1,355,724
Realized gain distributions                     0               0               0                0               0               0
                                      -----------     -----------     -----------     ------------     -----------     -----------

Net realized gains (losses)               880,253         324,285         712,771        1,468,665         146,200       1,355,724
                                      -----------     -----------     -----------     ------------     -----------     -----------

Net unrealized appreciation
 (depreciation) of investments:
       Beginning of period              5,716,903       1,964,995       2,790,394        8,806,590         652,081       4,271,728
       End of period                    9,331,632       4,391,540       8,510,234       22,199,911         933,663       9,992,033
                                      -----------     -----------     -----------     ------------     -----------     -----------

Change in net unrealized
 appreciation (depreciation) of
     investments                        3,614,729       2,426,545       5,719,840       13,393,321         281,582       5,720,305
                                      -----------     -----------     -----------     ------------     -----------     -----------

Increase (decrease) in net
 assets from operations               $ 3,850,510     $ 2,524,635     $ 5,649,672     $ 12,890,795     $   276,727     $ 7,359,493
                                      ===========     ===========     ===========     ============     ===========     ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)


                                              Small & Mid   SunAmerica                 Telecom     Worldwide     Aggressive
                                               Cap Value     Balanced    Technology    Utility    High Income      Growth
                                               Portfolio     Portfolio    Portfolio   Portfolio    Portfolio      Portfolio
                                               (Class 2)     (Class 2)    (Class 2)   (Class 2)    (Class 2)      (Class 3)
                                              -----------   ----------   ----------   ---------   -----------    ----------
Investment income:
       Dividends                              $   166,783   $  293,976   $        0   $ 128,712   $   423,282    $        0
                                              -----------   ----------   ----------   ---------   -----------    ----------
           Total investment income                166,783      293,976            0     128,712       423,282             0
                                              -----------   ----------   ----------   ---------   -----------    ----------

Expenses:
       Mortality and expense risk charge         (474,229)    (308,057)    (147,191)    (35,722)      (92,745)      (62,191)
       Distribution expense charge                (50,614)     (32,232)     (15,346)     (3,710)       (9,874)       (6,443)
                                              -----------   ----------   ----------   ---------   -----------    ----------
           Total expenses                        (524,843)    (340,289)    (162,537)    (39,432)     (102,619)      (68,634)
                                              -----------   ----------   ----------   ---------   -----------    ----------

Net investment income (loss)                     (358,060)     (46,313)    (162,537)     89,280       320,663       (68,634)
                                              -----------   ----------   ----------   ---------   -----------    ----------

Net realized gains (losses) from
 securities transactions:
       Proceeds from shares sold                3,482,982    5,039,322    5,208,661     585,740     1,994,463     2,335,546
       Cost of shares sold                     (2,991,888)  (4,891,809)  (5,198,947)   (591,343)   (1,900,590)   (2,193,994)
                                              -----------   ----------   ----------   ---------   -----------    ----------

Net realized gains (losses) from
 securities transactions                          491,094      147,513        9,714      (5,603)       93,873       141,552
Realized gain distributions                     1,330,512            0            0           0             0             0
                                              -----------   ----------   ----------   ---------   -----------    ----------

Net realized gains (losses)                     1,821,606      147,513        9,714      (5,603)       93,873       141,552
                                              -----------   ----------   ----------   ---------   -----------    ----------

Net unrealized appreciation (depreciation)
 of investments:
       Beginning of period                      3,923,710      666,908    1,136,157     (62,554)      321,758       223,381
       End of period                            8,296,741    1,586,448      697,323     232,653       419,290       894,076
                                              -----------   ----------   ----------   ---------   -----------    ----------

Change in net unrealized appreciation
 (depreciation) of investments                  4,373,031      919,540     (438,834)    295,207        97,532       670,695
                                              -----------   ----------   ----------   ---------   -----------    ----------

Increase (decrease) in net assets from
 operations                                   $ 5,836,577   $1,020,740   $ (591,657)  $ 378,884   $   512,068    $  743,613
                                              ===========   ==========   ==========   =========   ===========    ==========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                                              Davis
                                                Alliance     Blue Chip          Cash         Corporate       Venture     "Dogs" of
                                                 Growth        Growth        Management         Bond          Value     Wall Street
                                               Portfolio     Portfolio        Portfolio      Portfolio      Portfolio    Portfolio
                                               (Class 3)     (Class 3)        (Class 3)      (Class 3)      (Class 3)    (Class 3)
                                              -----------   -----------      ----------     -----------   ------------  -----------
Investment income:
       Dividends                              $    56,906   $         0      $  600,733     $ 3,377,381   $  1,224,571  $   247,771
                                              -----------   -----------      ----------     -----------   ------------  -----------
           Total investment income                 56,906             0         600,733       3,377,381      1,224,571      247,771
                                              -----------   -----------      ----------     -----------   ------------  -----------

Expenses:
       Mortality and expense risk charge         (630,470)      (87,619)     (1,282,756)       (773,292)    (2,047,303)    (137,385)
       Distribution expense charge                (65,688)       (9,105)       (132,838)        (80,283)      (212,967)     (14,192)
                                              -----------   -----------      ----------     -----------   ------------  -----------
           Total expenses                        (696,158)      (96,724)     (1,415,594)       (853,575)    (2,260,270)    (151,577)
                                              -----------   -----------      ----------     -----------   ------------  -----------

Net investment income (loss)                     (639,252)      (96,724)       (814,861)      2,523,806     (1,035,699)      96,194
                                              -----------   -----------      ----------     -----------   ------------  -----------

Net realized gains (losses) from securities
 transactions:
       Proceeds from shares sold                  896,119     2,664,737      87,531,265      10,164,319      4,871,282    1,820,275
       Cost of shares sold                       (877,828)   (2,612,631)    (87,883,641)    (10,161,899)    (4,519,180)  (1,693,061)
                                              -----------   -----------      ----------     -----------   ------------  -----------

Net realized gains (losses) from securities
 transactions                                      18,291        52,106        (352,376)          2,420        352,102      127,214
Realized gain distributions                             0             0               0               0              0            0
                                              -----------   -----------      ----------     -----------   ------------  -----------

Net realized gains (losses)                        18,291        52,106        (352,376)          2,420        352,102      127,214
                                              -----------   -----------      ----------     -----------   ------------  -----------

Net unrealized appreciation (depreciation)
 of investments:
       Beginning of period                      2,215,859       335,370        (675,781)        193,502     11,066,050      646,346
       End of period                            7,143,602       649,591        (358,148)        517,312     30,400,838    1,205,001
                                              -----------   -----------      ----------     -----------   ------------  -----------

Change in net unrealized appreciation
 (depreciation) of investments                  4,927,743       314,221         317,633         323,810     19,334,788      558,655
                                              -----------   -----------      ----------     -----------   ------------  -----------

Increase (decrease) in net assets from
 operations                                   $ 4,306,782   $   269,603      $ (849,604)    $ 2,850,036   $ 18,651,191  $   782,063
                                              ===========   ===========      ==========     ===========   ============  ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                Federated                                                 Goldman
                                                  Emerging       American       Foreign         Global        Global       Sachs
                                                  Markets        Leaders         Value           Bond       Equities     Research
                                                 Portfolio      Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                                -----------    -----------   ------------    -----------   -----------   ---------
Investment income:
       Dividends                                $    64,868    $   316,716   $  1,430,880    $         0   $     6,607   $       0
                                                -----------    -----------   ------------    -----------   -----------   ---------
           Total investment income                   64,868        316,716      1,430,880              0         6,607           0
                                                -----------    -----------   ------------    -----------   -----------   ---------

Expenses:
       Mortality and expense risk charge            (86,357)      (275,569)    (1,517,453)      (171,046)      (75,280)     (7,008)
       Distribution expense charge                   (8,904)       (28,235)      (158,451)       (17,824)       (7,678)       (689)
                                                -----------    -----------   ------------    -----------   -----------   ---------
           Total expenses                           (95,261)      (303,804)    (1,675,904)      (188,870)      (82,958)     (7,697)
                                                -----------    -----------   ------------    -----------   -----------   ---------

Net investment income (loss)                        (30,393)        12,912       (245,024)      (188,870)      (76,351)     (7,697)
                                                -----------    -----------   ------------    -----------   -----------   ---------

Net realized gains (losses) from securities
 transactions:
       Proceeds from shares sold                  2,644,607      1,386,576      4,928,100      3,184,371     1,931,098     193,605
       Cost of shares sold                       (2,514,634)    (1,300,334)    (4,363,386)    (3,156,049)   (1,870,538)   (187,876)
                                                -----------    -----------   ------------    -----------   -----------   ---------

Net realized gains (losses) from securities
 transactions                                       129,973         86,242        564,714         28,322        60,560       5,729
Realized gain distributions                               0              0      3,029,013        168,295             0           0
                                                -----------    -----------   ------------    -----------   -----------   ---------

Net realized gains (losses)                         129,973         86,242      3,593,727        196,617        60,560       5,729
                                                -----------    -----------   ------------    -----------   -----------   ---------

Net unrealized appreciation (depreciation) of
 investments:
       Beginning of period                          446,531        871,501      7,535,297         56,018       256,689      16,945
       End of period                              1,839,413      2,810,324     26,504,413        299,608       837,995      85,046
                                                -----------    -----------   ------------    -----------   -----------   ---------

Change in net unrealized appreciation
    (depreciation) of investments                 1,392,882      1,938,823     18,969,116        243,590       581,306      68,101
                                                -----------    -----------   ------------    -----------   -----------   ---------

Increase (decrease) in net assets from
 operations                                     $ 1,492,462    $ 2,037,977   $ 22,317,819    $  251,337    $   565,515   $  66,133
                                                ===========    ===========   ============    ===========   ===========   =========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                         International   International
                                                Growth-        Growth       High-Yield    Diversified        Growth       Marsico
                                                 Income    Opportunities       Bond         Equities        & Income       Growth
                                               Portfolio     Portfolio       Portfolio     Portfolio       Portfolio     Portfolio
                                               (Class 3)     (Class 3)       (Class 3)     (Class 3)       (Class 3)     (Class 3)
                                              -----------  -------------   ------------  -------------   -------------  -----------
Investment income:
       Dividends                              $    80,547  $           0   $  3,340,947   $  1,545,414    $   293,225   $         0
                                              -----------  -------------   ------------   ------------    -----------   -----------
           Total investment income                 80,547              0      3,340,947      1,545,414        293,225             0
                                              -----------  -------------   ------------   ------------    -----------   -----------

Expenses:
       Mortality and expense risk charge         (196,986)       (44,070)      (494,740)      (926,964)      (323,947)     (247,286)
       Distribution expense charge                (20,462)        (4,478)       (50,622)       (95,941)       (33,308)      (25,874)
                                              -----------  -------------   ------------   ------------    -----------   -----------
           Total expenses                        (217,448)       (48,548)      (545,362)    (1,022,905)      (357,255)     (273,160)
                                              -----------  -------------   ------------   ------------    -----------   -----------

Net investment income (loss)                     (136,901)       (48,548)     2,795,585        522,509        (64,030)     (273,160)
                                              -----------  -------------   ------------   ------------    -----------   -----------

Net realized gains (losses) from securities
 transactions:
       Proceeds from shares sold                3,332,616        915,455     38,468,940      4,349,761      4,676,673     2,426,147
       Cost of shares sold                     (3,057,231)      (897,549)   (37,552,851)    (3,948,277)    (4,203,016)   (2,274,224)
                                              -----------  -------------   ------------   ------------    -----------   -----------

Net realized gains (losses) from securities
 transactions                                     275,385         17,906        916,089        401,484        473,657       151,923
Realized gain distributions                             0              0              0              0              0             0
                                              -----------  -------------   ------------   ------------    -----------   -----------

Net realized gains (losses)                       275,385         17,906        916,089        401,484        473,657       151,923
                                              -----------  -------------   ------------   ------------    -----------   -----------

Net unrealized appreciation (depreciation) of
 investments:
       Beginning of period                      1,060,251        171,410      1,424,988      4,237,980      1,975,258     1,327,358
       End of period                            2,431,784        322,367      3,016,020     14,991,931      6,395,009     3,469,030
                                              -----------  -------------   ------------   ------------    -----------   -----------

Change in net unrealized appreciation
    (depreciation) of investments               1,371,533        150,957      1,591,032     10,753,951      4,419,751     2,141,672
                                              -----------  -------------   ------------   ------------    -----------   -----------

Increase (decrease) in net assets from
 operations                                   $ 1,510,017  $     120,315   $  5,302,706   $ 11,677,944    $ 4,829,378   $ 2,020,435
                                              ===========  =============   ============   ============    ===========   ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                              MFS
                                         Massachusetts      MFS                           Putnam
                                           Investors      Mid-Cap        MFS Total        Growth:         Real        Small & Mid
                                             Trust         Growth          Return         Voyager        Estate        Cap Value
                                           Portfolio     Portfolio       Portfolio       Portfolio      Portfolio      Portfolio
                                           (Class 3)     (Class 3)       (Class 3)       (Class 3)      (Class 3)      (Class 3)
                                         -------------  ------------   ------------    ------------   ------------   ------------
Investment income:
     Dividends                           $    172,002   $          0   $    182,987    $          0   $    554,915   $    316,136
                                         ------------   ------------   ------------    ------------   ------------   ------------
         Total investment income              172,002              0        182,987               0        554,915        316,136
                                         ------------   ------------   ------------    ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge       (335,454)      (591,359)    (1,272,455)        (37,087)      (268,623)    (1,035,633)
     Distribution expense charge              (34,801)       (61,188)      (132,157)         (3,841)       (27,808)      (107,842)
                                         ------------   ------------   ------------    ------------   ------------   ------------
         Total expenses                      (370,255)      (652,547)    (1,404,612)        (40,928)      (296,431)    (1,143,475)
                                         ------------   ------------   ------------    ------------   ------------   ------------

Net investment income (loss)                 (198,253)      (652,547)    (1,221,625)        (40,928)       258,484       (827,339)
                                         ------------   ------------   ------------    ------------   ------------   ------------

Net realized gains (losses)
  from securities transactions:
     Proceeds from shares sold              1,449,883      7,240,549      5,626,359         887,623      6,226,754      3,620,238
     Cost of shares sold                   (1,358,498)    (6,457,265)    (5,314,537)       (814,265)    (5,766,087)    (3,315,896)
                                         ------------   ------------   ------------    ------------   ------------   ------------

Net realized gains (losses)
  from securities transactions                 91,385        783,284        311,822          73,358        460,667        304,342
Realized gain distributions                         0              0              0               0              0      3,397,662
                                         ------------   ------------   ------------    ------------   ------------   ------------

Net realized gains (losses)                    91,385        783,284        311,822          73,358        460,667      3,702,004
                                         ------------   ------------   ------------    ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                    1,519,948      3,174,502      3,027,610         228,215      1,115,168      5,011,093
     End of period                          4,507,904      8,107,553     13,464,563         317,497      6,266,083     16,009,912
                                         ------------   ------------   ------------    ------------   ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments             2,987,956      4,933,051     10,436,953          89,282      5,150,915     10,998,819
                                         ------------   ------------   ------------    ------------   ------------   ------------

Increase (decrease) in net assets
  from operations                        $  2,881,088   $  5,063,788   $  9,527,150    $    121,712   $  5,870,066   $ 13,873,484
                                         ============   ============   ============    ============   ============   ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                          SunAmerica                       Telecom        Worldwide                     Emerging
                                           Balanced       Technology       Utility       High Income     Comstock        Growth
                                          Portfolio       Portfolio       Portfolio       Portfolio     Portfolio       Portfolio
                                          (Class 3)       (Class 3)       (Class 3)       (Class 3)     (Class II)     (Class II)
                                         ------------    ------------   ------------    ------------   ------------   ------------
Investment income:
     Dividends                           $    141,016    $          0   $      3,136    $     59,537   $  1,363,400   $          0
                                         ------------    ------------   ------------    ------------   ------------   ------------
         Total investment income              141,016               0          3,136          59,537      1,363,400              0
                                         ------------    ------------   ------------    ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge       (134,948)        (94,942)          (932)        (12,440)    (2,833,152)      (374,739)
     Distribution expense charge              (13,932)         (9,905)           (93)         (1,224)      (301,274)       (39,707)
                                         ------------    ------------   ------------    ------------   ------------   ------------
         Total expenses                      (148,880)       (104,847)        (1,025)        (13,664)    (3,134,426)      (414,446)
                                         ------------    ------------   ------------    ------------   ------------   ------------

Net investment income (loss)                   (7,864)       (104,847)         2,111          45,873     (1,771,026)      (414,446)
                                         ------------    ------------   ------------    ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold              1,700,066       3,712,209         22,409       1,606,097     12,695,217      5,451,520
     Cost of shares sold                   (1,652,798)     (3,720,938)       (21,725)     (1,635,771)   (10,907,696)    (5,177,898)
                                         ------------    ------------   ------------    ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions                      47,268          (8,729)           684         (29,674)     1,787,521        273,622
Realized gain distributions                         0               0              0               0              0              0
                                         ------------    ------------   ------------    ------------   ------------   ------------

Net realized gains (losses)                    47,268          (8,729)           684         (29,674)     1,787,521        273,622
                                         ------------    ------------   ------------    ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                      284,677         539,826          1,977           2,758     20,406,003      1,737,447
     End of period                            800,342         517,112          8,829          17,781     52,631,075      3,235,580
                                         ------------    ------------   ------------    ------------   ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments               515,665         (22,714)         6,852          15,023     32,225,072      1,498,133
                                         ------------    ------------   ------------    ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                            $    555,069    $   (136,290)  $      9,647    $     31,222   $ 32,241,567   $  1,357,309
                                         ============    ============   ============    ============   ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                          Growth and                   Conservative   Conservative
                                            Income        Balanced       Balanced        Growth      Equity Income  Flexible Income
                                          Portfolio       Portfolio     Portfolio       Portfolio         Fund         Portfolio
                                          (Class II)      (Class 1)     (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                         ------------   ------------   ------------   -------------  -------------  ---------------
Investment income:
     Dividends                           $  1,259,739   $  2,489,742   $    262,084   $    919,308    $    333,027   $  1,088,492
                                         ------------   ------------   ------------   ------------    ------------   ------------
         Total investment income            1,259,739      2,489,742        262,084        919,308         333,027      1,088,492
                                         ------------   ------------   ------------   ------------    ------------   ------------

Expenses:
     Mortality and expense risk charge     (2,830,524)    (1,833,801)      (173,646)      (919,679)       (249,281)      (436,753)
     Distribution expense charge             (301,021)      (200,594)       (19,456)      (100,473)        (27,826)       (48,467)
                                         ------------   ------------   ------------   ------------    ------------   ------------
         Total expenses                    (3,131,545)    (2,034,395)      (193,102)    (1,020,152)       (277,107)      (485,220)
                                         ------------   ------------   ------------   ------------    ------------   ------------

Net investment income (loss)               (1,871,806)       455,347         68,982       (100,844)         55,920        603,272
                                         ------------   ------------   ------------   ------------    ------------   ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold              9,207,810     10,474,840      2,516,623      7,683,686       1,923,786      5,598,710
     Cost of shares sold                   (8,076,462)    (9,378,910)    (2,301,102)    (6,710,362)     (1,598,133)    (5,247,445)
                                         ------------   ------------   ------------   ------------    ------------   ------------

Net realized gains (losses) from
  securities transactions                   1,131,348      1,095,930        215,521        973,324         325,653        351,265
Realized gain distributions                         0              0              0              0               0              0
                                         ------------   ------------   ------------   ------------    ------------   ------------

Net realized gains (losses)                 1,131,348      1,095,930        215,521        973,324         325,653        351,265
                                         ------------   ------------   ------------   ------------    ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                   20,535,196     13,081,833      1,063,629      8,243,543       2,587,059      2,301,249
     End of period                         48,729,934     22,834,537      1,667,584     13,934,647       5,317,908      2,943,369
                                         ------------   ------------   ------------   ------------    ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments            28,194,738      9,752,704        603,955      5,691,104       2,730,849        642,120
                                         ------------   ------------   ------------   ------------    ------------   ------------

Increase (decrease) in net assets
  from operations                        $ 27,454,280   $ 11,303,981   $    888,458   $  6,563,584    $  3,112,422   $  1,596,657
                                         ============   ============   ============   ============    ============   ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                       International      Mid Cap        Money
                                            Growth     Growth & Income     Income         Growth           Stock         Market
                                             Fund           Fund            Fund           Fund            Fund           Fund
                                          (Class 1)       (Class 1)       (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                         ------------  ---------------  ------------   -------------   ------------   ------------
Investment income:
     Dividends                           $          0   $     85,989    $    561,241   $      4,285    $     70,112   $     33,965
                                         ------------   ------------    ------------   ------------    ------------   ------------
         Total investment income                    0         85,989         561,241          4,285          70,112         33,965
                                         ------------   ------------    ------------   ------------    ------------   ------------

Expenses:
     Mortality and expense risk charge        (22,462)      (111,124)       (131,446)        (4,846)        (56,494)       (51,792)
     Distribution expense charge               (2,506)       (12,181)        (14,806)          (555)         (6,334)        (5,936)
                                         ------------   ------------    ------------   ------------    ------------   ------------
         Total expenses                       (24,968)      (123,305)       (146,252)        (5,401)        (62,828)       (57,728)
                                         ------------   ------------    ------------   ------------    ------------   ------------

Net investment income (loss)                  (24,968)       (37,316)        414,989         (1,116)          7,284        (23,763)
                                         ------------   ------------    ------------   ------------    ------------   ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold                174,800        732,303       2,861,042         43,524         306,368      3,419,494
     Cost of shares sold                     (157,719)      (645,807)     (2,796,912)       (38,693)       (268,853)    (3,419,494)
                                         ------------   ------------    ------------   ------------    ------------   ------------

Net realized gains (losses) from
  securities transactions                      17,081         86,496          64,130          4,831          37,515              0
Realized gain distributions                         0              0               0              0          11,483              0
                                         ------------   ------------    ------------   ------------    ------------   ------------

Net realized gains (losses)                    17,081         86,496          64,130          4,831          48,998              0
                                         ------------   ------------    ------------   ------------    ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                      140,258        898,821         349,171         30,799         502,023              0
     End of period                            257,313      1,459,725         239,840         75,517       1,002,499              0
                                         ------------   ------------    ------------   ------------    ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments             117,055        560,904        (109,331)        44,718         500,476              0
                                         ------------   ------------    ------------   ------------    ------------   ------------

Increase (decrease) in net assets
  from operations                        $    109,168   $    610,084    $    369,788   $     48,433    $    556,758   $    (23,763)
                                         ============   ============    ============   ============    ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                         Short Term        Small        Strategic         U.S.         West Coast
                                             REIT          Income       Cap Growth       Growth        Government        Equity
                                             Fund           Fund           Fund         Portfolio    Securities Fund      Fund
                                           (Class 1)      (Class 1)      (Class 1)      (Class 1)       (Class 1)       (Class 1)
                                         ------------   ------------   ------------   ------------   ---------------  -------------
Investment income:
     Dividends                           $      4,796   $    166,898   $          0   $    110,013    $    642,435    $     32,597
                                         ------------   ------------   ------------   ------------    ------------    ------------
         Total investment income                4,796        166,898              0        110,013         642,435          32,597
                                         ------------   ------------   ------------   ------------    ------------    ------------

Expenses:
     Mortality and expense risk charge         (4,191)       (57,200)       (27,068)      (226,070)       (221,785)       (165,765)
     Distribution expense charge                 (493)        (6,409)        (2,967)       (24,868)        (25,116)        (18,628)
                                         ------------   ------------   ------------   ------------    ------------    ------------
         Total expenses                        (4,684)       (63,609)       (30,035)      (250,938)       (246,901)       (184,393)
                                         ------------   ------------   ------------   ------------    ------------    ------------

Net investment income (loss)                      112        103,289        (30,035)      (140,925)        395,534        (151,796)
                                         ------------   ------------   ------------   ------------    ------------    ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold                113,085      1,657,713        276,354      2,318,424       7,142,507       1,122,249
     Cost of shares sold                     (107,197)    (1,673,185)      (256,974)    (2,036,850)     (7,226,071)       (937,590)
                                         ------------   ------------   ------------   ------------    ------------    ------------

Net realized gains (losses) from
  securities transactions                       5,888        (15,472)        19,380        281,574         (83,564)        184,659
Realized gain distributions                     1,609              0              0              0               0               0
                                         ------------   ------------   ------------   ------------    ------------    ------------

Net realized gains (losses)                     7,497        (15,472)        19,380        281,574         (83,564)        184,659
                                         ------------   ------------   ------------   ------------    ------------    ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                           63         12,432        326,099      1,949,228        (191,194)      2,183,204
     End of period                            102,043        (56,651)       386,541      3,626,553        (158,227)      3,600,274
                                         ------------   ------------   ------------   ------------    ------------    ------------

Change in net unrealized appreciation
    (depreciation) of investments             101,980        (69,083)        60,442      1,677,325          32,967       1,417,070
                                         ------------   ------------   ------------   ------------    ------------    ------------

Increase (decrease) in net assets
  from operations                        $    109,589   $     18,734   $     49,787   $  1,817,974    $    344,937    $  1,449,933
                                         ============   ============   ============   ============    ============    ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                        Conservative   Conservative
                                           Balanced       Balanced        Growth      Equity Income   Flexible Income     Growth
                                           Portfolio     Portfolio       Portfolio         Fund          Portfolio         Fund
                                           (Class 2)     (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                         ------------   ------------   ------------   -------------   ---------------- ------------
Investment income:
     Dividends                           $  1,811,810   $    217,606   $    520,190    $    219,823    $  1,548,094    $          0
                                         ------------   ------------   ------------    ------------    ------------    ------------
         Total investment income            1,811,810        217,606        520,190         219,823       1,548,094               0
                                         ------------   ------------   ------------    ------------    ------------    ------------

Expenses:
     Mortality and expense risk charge     (1,519,360)      (162,036)      (597,872)       (200,609)       (685,916)        (18,815)
     Distribution expense charge             (155,815)       (16,726)       (60,566)        (20,354)        (71,798)         (1,905)
                                         ------------   ------------   ------------    ------------    ------------    ------------
         Total expenses                    (1,675,175)      (178,762)      (658,438)       (220,963)       (757,714)        (20,720)
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net investment income (loss)                  136,635         38,844       (138,248)         (1,140)        790,380         (20,720)
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold              5,026,526      1,390,020      3,742,698       1,329,801       2,945,700         567,678
     Cost of shares sold                   (4,583,700)    (1,323,243)    (3,381,310)     (1,170,342)     (2,825,647)       (526,434)
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net realized gains (losses) from
  securities transactions                     442,826         66,777        361,388         159,459         120,053          41,244
Realized gain distributions                         0              0              0               0               0               0
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net realized gains (losses)                   442,826         66,777        361,388         159,459         120,053          41,244
                                         ------------   ------------   ------------    ------------    ------------    ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                    7,976,396        530,418      3,487,058       1,360,440       2,152,950         109,981
     End of period                         16,375,779      1,212,707      7,437,377       3,518,830       3,599,266         165,351
                                         ------------   ------------   ------------    ------------    ------------    ------------

Change in net unrealized appreciation
    (depreciation) of investments           8,399,383        682,289      3,950,319       2,158,390       1,446,316          55,370
                                         ------------   ------------   ------------    ------------    ------------    ------------

Increase (decrease) in net assets from
   operations                            $  8,978,844   $    787,910   $  4,173,459    $  2,316,709    $  2,356,749    $     75,894
                                         ============   ============   ============    ============    ============    ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                         International    Mid Cap         Money
                                        Growth & Income      Income         Growth         Stock         Market          REIT
                                             Fund             Fund           Fund          Fund           Fund           Fund
                                           (Class 2)       (Class 2)       (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                         --------------   ------------   ------------- -------------  ------------   ------------
Investment income:
     Dividends                           $     28,088     $  1,303,005   $      2,202  $      4,032   $     24,634   $        893
                                         ------------     ------------   ------------  ------------   ------------   ------------
         Total investment income               28,088        1,303,005          2,202         4,032         24,634            893
                                         ------------     ------------   ------------  ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge        (45,575)        (323,503)        (2,909)      (30,487)       (53,742)        (1,153)
     Distribution expense charge               (4,566)         (33,692)          (295)       (3,063)        (5,549)          (117)
                                         ------------     ------------   ------------  ------------   ------------   ------------
         Total expenses                       (50,141)        (357,195)        (3,204)      (33,550)       (59,291)        (1,270)
                                         ------------     ------------   ------------  ------------   ------------   ------------

Net investment income (loss)                  (22,053)         945,810         (1,002)      (29,518)       (34,657)          (377)
                                         ------------     ------------   ------------  ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold                535,936        5,493,169         13,835       236,606      3,857,687         59,741
     Cost of shares sold                     (484,870)      (5,453,164)       (12,475)     (213,525)    (3,857,687)       (53,288)
                                         ------------     ------------   ------------  ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions                      51,066           40,005          1,360        23,081              0          6,453
Realized gain distributions                         0                0              0        33,601              0            410
                                         ------------     ------------   ------------  ------------   ------------   ------------

Net realized gains (losses)                    51,066           40,005          1,360        56,682              0          6,863
                                         ------------     ------------   ------------  ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                      281,111          596,783         23,946       208,382              0             42
     End of period                            462,539          395,384         47,484       437,667              0         21,983
                                         ------------     ------------   ------------  ------------   ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments             181,428         (201,399)        23,538       229,285              0         21,941
                                         ------------     ------------   ------------  ------------   ------------   ------------

Increase (decrease) in net assets from
  operations                             $    210,441     $    784,416   $     23,896  $    256,449   $    (34,657)  $     28,427
                                         ============     ============   ============  ============   ============   ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                                                      Nations
                                                   Short Term    Small     Strategic         U.S.        West Coast    Asset
                                                     Income    Cap Growth    Growth       Government       Equity    Allocation
                                                      Fund        Fund     Portfolio    Securities Fund     Fund     Portfolio
                                                    (Class 2)  (Class 2)   (Class 2)       (Class 2)     (Class 2)   (Class B)
                                                   ----------  ----------  -----------  ---------------  ----------  ----------
Investment income:
     Dividends                                     $  292,425  $        0  $    62,905  $       516,639  $    9,738  $   19,928
                                                   ----------  ----------  -----------  ---------------  ----------  ----------
         Total investment income                      292,425           0       62,905          516,639       9,738      19,928
                                                   ----------  ----------  -----------  ---------------  ----------  ----------

Expenses:
     Mortality and expense risk charge               (105,618)    (17,157)    (155,964)        (206,071)    (99,578)    (19,351)
     Distribution expense charge                      (11,003)     (1,746)     (16,347)         (21,366)    (10,176)     (2,083)
                                                   ----------  ----------  -----------  ---------------  ----------  ----------
         Total expenses                              (116,621)    (18,903)    (172,311)        (227,437)   (109,754)    (21,434)
                                                   ----------  ----------  -----------  ---------------  ----------  ----------

Net investment income (loss)                          175,804     (18,903)    (109,406)         289,202    (100,016)     (1,506)
                                                   ----------  ----------  -----------  ---------------  ----------  ----------

Net realized gains (losses) from securities
 transactions:
     Proceeds from shares sold                      2,604,251     604,114    1,584,919        5,444,014   1,085,458     221,375
     Cost of shares sold                           (2,637,270)   (582,290)  (1,449,726)      (5,522,689)   (963,199)   (202,991)
                                                   ----------  ----------  -----------  ---------------  ----------  ----------

Net realized gains (losses) from securities
 transactions                                         (33,019)     21,824      135,193          (78,675)    122,259      18,384
Realized gain distributions                                 0           0            0                0           0           0
                                                   ----------  ----------  -----------  ---------------  ----------  ----------

Net realized gains (losses)                           (33,019)     21,824      135,193          (78,675)    122,259      18,384
                                                   ----------  ----------  -----------  ---------------  ----------  ----------
Net unrealized appreciation (depreciation) of
 investments:
     Beginning of period                               23,821     137,641      891,184         (185,432)    883,685      96,002
     End of period                                   (117,419)    128,524    2,202,982         (143,197)  1,601,400     168,438
                                                   ----------  ----------  -----------  ---------------  ----------  ----------
Change in net unrealized appreciation
    (depreciation) of investments                    (141,240)     (9,117)   1,311,798           42,235     717,715      72,436
                                                   ----------  ----------  -----------  ---------------  ----------  ----------

Increase (decrease) in net assets from operations  $    1,545  $   (6,196) $ 1,337,585  $       252,762  $  739,958  $   89,314
                                                   ==========  ==========  ===========  ===============  ==========  ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                 Nations                                Nations
                                                     Nations        Nations      Marsico     Nations      Nations       Marsico
                                                   High Yield   International    Focused     Marsico      Marsico     International
                                                      Bond           Value       Equities    Growth     21st Century  Opportunities
                                                   Portfolio       Portfolio    Portfolio   Portfolio    Portfolio      Portfolio
                                                   (Class B)       (Class B)    (Class B)   (Class B)    (Class B)     (Class B)
                                                   -----------  -------------  -----------  ----------  ------------  -------------
Investment income:
     Dividends                                     $ 1,603,611  $     115,331  $         0  $        0    $        0  $      15,513
                                                   -----------  -------------  -----------  ----------  ------------  -------------
         Total investment income                     1,603,611        115,331            0           0             0         15,513
                                                   -----------  -------------  -----------  ----------  ------------  -------------

Expenses:
     Mortality and expense risk charge                (318,892)      (113,630)    (486,222)    (70,323)      (15,363)       (52,963)
     Distribution expense charge                       (32,457)       (11,171)     (49,333)     (7,501)       (1,621)        (5,700)
                                                   -----------  -------------  -----------  ----------  ------------  -------------
         Total expenses                               (351,349)      (124,801)    (535,555)    (77,824)      (16,984)       (58,663)
                                                   -----------  -------------  -----------  ----------  ------------  -------------

Net investment income (loss)                         1,252,262         (9,470)    (535,555)    (77,824)      (16,984)       (43,150)
                                                   -----------  -------------  -----------  ----------  ------------  -------------
Net realized gains (losses) from securities
 transactions:
     Proceeds from shares sold                       4,343,427      1,212,429    3,411,321   1,578,348       250,239        504,660
     Cost of shares sold                            (3,968,563)      (916,467)   3,004,978) (1,460,215)     (196,831)      (429,359)
                                                   -----------  -------------  -----------  ----------  ------------  -------------
Net realized gains (losses) from securities
 transactions                                          374,864        295,962      406,343     118,133        53,408         75,301
Realized gain distributions                            825,046        594,707            0           0             0          8,090
                                                   -----------  -------------  -----------  ----------  ------------  -------------

Net realized gains (losses)                          1,199,910        890,669      406,343     118,133        53,408         83,391
                                                   -----------  -------------  -----------  ----------  ------------  -------------

Net unrealized appreciation (depreciation) of
 investments:
     Beginning of period                             1,228,851      1,518,940    3,235,729     409,597       172,605        357,221
     End of period                                     951,829      2,016,082    7,567,051     991,416       363,221        917,079
                                                   -----------  -------------  -----------  ----------  ------------  -------------

Change in net unrealized appreciation
    (depreciation) of investments                     (277,022)       497,142    4,331,322     581,819       190,616        559,858
                                                   -----------  -------------  -----------  ----------  ------------  -------------

Increase (decrease) in net assets from operations  $ 2,175,150  $   1,378,341  $ 4,202,110  $  622,128    $  227,040  $     600,099
                                                   ===========  =============  ===========  ==========    ==========  =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                     Nations     Nations
                                                     MidCap       Small       Nations        Asset        Global
                                                     Growth      Company       Value      Allocation      Growth        Growth
                                                    Portfolio   Portfolio    Portfolio       Fund          Fund          Fund
                                                    (Class B)   (Class B)    (Class B)     (Class 2)     (Class 2)     (Class 2)
                                                   ----------  ----------  -----------  -------------  ------------  ------------
Investment income:
     Dividends                                     $        0  $        0  $    70,273  $   1,935,257  $    565,398  $    617,880
                                                   ----------  ----------  -----------  -------------  ------------  ------------
         Total investment income                            0           0       70,273      1,935,257       565,398       617,880
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Expenses:
     Mortality and expense risk charge                (27,999)    (50,089)     (69,822)    (1,171,248)   (1,769,688)   (4,029,305)
     Distribution expense charge                       (2,941)     (5,288)      (7,440)      (127,204)     (188,454)     (429,563)
                                                   ----------  ----------  -----------  -------------  ------------  ------------
         Total expenses                               (30,940)    (55,377)     (77,262)    (1,298,452)   (1,958,142)   (4,458,868)
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Net investment income (loss)                          (30,940)    (55,377)      (6,989)       636,805    (1,392,744)    3,840,988)
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Net realized gains (losses) from securities
 transactions:
     Proceeds from shares sold                        607,028     659,121      593,002      1,241,019     6,310,854    13,624,452
     Cost of shares sold                             (565,298)   (569,133)    (529,491)    (1,130,771)   (5,902,980)  (12,680,784)
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Net realized gains (losses) from securities
 transactions                                          41,730      89,988       63,511        110,248       407,874       943,668
Realized gain distributions                                 0           0            0              0             0             0
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Net realized gains (losses)                            41,730      89,988       63,511        110,248       407,874       943,668
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Net unrealized appreciation (depreciation) of
 investments:
     Beginning of period                              148,526     508,048      368,574      6,467,101     8,372,851    20,653,521
     End of period                                    348,995     766,286      921,386     11,945,135    26,668,934    57,696,099
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                     200,469     258,238      552,812      5,478,034    18,296,083    37,042,578
                                                   ----------  ----------  -----------  -------------  ------------  ------------

Increase (decrease) in net assets from operations  $  211,259   $ 292,849    $ 609,334    $ 6,225,087  $ 17,311,213  $ 34,145,258
                                                   ==========   =========    =========    ===========  ============  ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                      Growth         Asset       Cash                      Growth-     High-Income
                                                      Income      Allocation  Management     Growth        Income         Bond
                                                       Fund          Fund        Fund         Fund          Fund          Fund
                                                     (Class 2)     (Class 3)   (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                                   ------------  -----------  -----------  ------------  ------------  -----------
Investment income:
     Dividends                                     $  3,677,996  $ 3,617,739    $ 265,611   $ 2,919,164  $ 11,759,190  $ 6,204,421
                                                   ------------  -----------  -----------  ------------  ------------  -----------
         Total investment income                      3,677,996    3,617,739      265,611     2,919,164    11,759,190    6,204,421
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Expenses:
     Mortality and expense risk charge               (4,735,934)    (939,501)    (261,019)   (5,976,978)   (6,383,098)    (542,981)
     Distribution expense charge                       (504,605)    (122,166)     (34,033)     (777,134)     (829,979)     (70,667)
                                                   ------------  -----------  -----------  ------------  ------------  -----------
         Total expenses                              (5,240,539)  (1,061,667)    (295,052)   (6,754,112)   (7,213,077)    (613,648)
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Net investment income (loss)                         (1,562,543)   2,556,072      (29,441)   (3,834,948)    4,546,113    5,590,773
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Net realized gains (losses) from securities
 transactions:
     Proceeds from shares sold                       14,049,458   13,427,636   21,413,771   102,369,042   104,178,752   13,873,350
     Cost of shares sold                            (12,805,066) (15,238,393) (22,134,824) (130,965,868) (121,926,170) (16,786,878)
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Net realized gains (losses) from securities
 transactions                                         1,244,392   (1,810,757)    (721,053)  (28,596,826)  (17,747,418)  (2,913,528)
Realized gain distributions                                   0            0            0             0             0            0
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Net realized gains (losses)                           1,244,392   (1,810,757)    (721,053)  (28,596,826)  (17,747,418)  (2,913,528)
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Net unrealized appreciation (depreciation) of
 investments:
     Beginning of period                             27,930,714  (11,930,551)    (831,179) (167,157,131) (116,993,696)  (7,868,850)
     End of period                                   60,330,710   (7,186,564)    (193,739)  (89,797,342)  (60,588,017)  (7,122,558)
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Change in net unrealized appreciation
    (depreciation) of investments                    32,399,996    4,743,987      637,440    77,359,789    56,405,679      746,292
                                                   ------------  -----------  -----------  ------------  ------------  -----------

Increase (decrease) in net assets from operations  $ 32,081,845  $ 5,489,302   $ (113,054) $ 44,928,015  $ 43,204,374  $ 3,423,537
                                                   ============  ===========  ===========  ============  ============  ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                     U.S.
                                                                  Government/
                                                                   AAA-Rated      Growth        Mid Cap
                                                   International  Securities    and Income       Value
                                                       Fund          Fund        Portfolio     Portfolio
                                                     (Class 3)     (Class 3)    (Class VC)    (Class VC)
                                                   -------------  -----------   ------------  ------------
Investment income:
     Dividends                                     $   2,621,724  $ 4,908,812   $  1,199,174  $    247,589
                                                   -------------  -----------   ------------  ------------
         Total investment income                       2,621,724    4,908,812      1,199,174       247,589
                                                   -------------  -----------   ------------  ------------

Expenses:
     Mortality and expense risk charge                (1,258,396)    (556,728)    (1,562,358)     (844,549)
     Distribution expense charge                        (163,623)     (72,441)      (167,296)      (91,756)
                                                   -------------  -----------   ------------  ------------
         Total expenses                               (1,422,019)    (629,169)    (1,729,654)     (936,305)
                                                   -------------------------------------------------------

Net investment income (loss)                           1,199,705    4,279,643       (530,480)     (688,716)
                                                   -------------  -----------   ------------  ------------

Net realized gains (losses) from securities
 transactions:
     Proceeds from shares sold                        21,071,892   15,573,093      4,538,317     4,111,126
     Cost of shares sold                             (26,674,660) (16,933,446)    (4,149,165)   (3,544,953)
                                                   -------------  -----------   ------------  ------------

Net realized gains (losses) from securities
 transactions                                         (5,602,768)  (1,360,353)       389,152       566,173
Realized gain distributions                                    0            0      1,218,976     1,261,256
                                                   -------------  -----------   ------------  ------------

Net realized gains (losses)                           (5,602,768)  (1,360,353)     1,608,128     1,827,429
                                                   -------------  -----------   ------------  ------------

Net unrealized appreciation (depreciation) of
 investments:
     Beginning of period                             (35,855,629)  (2,056,033)    11,639,861     5,269,202
     End of period                                   (15,016,209)  (4,070,944)    24,419,044    17,973,399
                                                   -------------  -----------   ------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                     20,839,420   (2,014,911)    12,779,183    12,704,197
                                                   -------------  -----------   ------------  ------------

Increase (decrease) in net assets from operations  $  16,436,357  $   904,379   $ 13,856,831  $ 13,842,910
                                                   =============  ===========   ============  ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004

                                                                            Government
                                                 Asset         Capital          and                          Natural       Asset
                                              Allocation     Appreciation   Quality Bond      Growth        Resources    Allocation
                                               Portfolio      Portfolio       Portfolio     Portfolio       Portfolio    Portfolio
                                               (Class 1)      (Class 1)       (Class 1)     (Class 1)       (Class 1)    (Class 2)
                                            --------------  -------------  -------------  -------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)              $    4,463,121  $ (13,158,421) $  12,347,807  $  (3,521,847) $    (721,712) $   186,903

  Net realized gains (losses)                    2,076,562    (35,711,560)     2,982,831    (10,413,082)     7,924,231      334,743
  Change in net unrealized appreciation
     (depreciation) of investments              25,438,103    107,715,984     (8,052,413)    45,720,068     13,199,367      826,916
                                            --------------  -------------  -------------  -------------  -------------  -----------
     Increase (decrease) in net assets from
      operations                                31,977,786     58,846,003      7,278,225     31,785,139     20,401,886    1,348,562
                                            --------------  -------------  -------------  -------------  -------------  -----------

From capital transactions:
  Net proceeds from units sold                   2,278,217      7,697,506      3,785,436      3,084,704        739,250    3,474,194
  Cost of units redeemed                       (60,841,177)  (103,372,146)   (61,020,051)   (43,752,696)   (13,304,545)    (754,746)
  Annuity benefit payments                        (651,903)      (703,286)      (581,972)      (273,279)       (73,070)           0
  Net transfers                                  3,330,804    (22,760,660)   (50,290,554)     5,747,679     15,664,485    1,601,048
  Contract maintenance charge                     (157,140)      (387,184)      (137,166)      (150,013)       (34,195)      (2,709)
                                            --------------  -------------  -------------  -------------  -------------  -----------
     Increase (decrease) in net assets from
      capital transactions                     (56,041,199)  (119,525,770)  (108,244,307)   (35,343,605)     2,991,925    4,317,787
                                            --------------  -------------  -------------  -------------  -------------  -----------

Increase (decrease) in net assets              (24,063,413)   (60,679,767)  (100,966,082)    (3,558,466)    23,393,811    5,666,349
Net assets at beginning of period              406,341,547    911,917,258    469,029,141    378,795,802     90,042,277   12,717,893
                                            --------------  -------------  -------------  -------------  -------------  -----------
Net assets at end of period                  $ 382,278,134  $ 851,237,491  $ 368,063,059  $ 375,237,336  $ 113,436,088  $18,384,242
                                            ==============  =============  =============  =============  =============  ===========

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                          Government
                                            Capital          and                         Natural         Asset          Capital
                                          Appreciation   Quality Bond      Growth       Resources     Allocation     Appreciation
                                           Portfolio      Portfolio       Portfolio     Portfolio     Portfolio        Portfolio
                                           (Class 2)      (Class 2)       (Class 2)     (Class 2)      (Class 3)       (Class 3)
                                         -------------- --------------  ------------- -------------  ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $  (1,747,873) $   3,951,539   $   (745,299) $   (137,404)  $    90,937    $  (1,738,962

  Net realized gains (losses)                1,376,928       (160,717)       826,915     1,568,490        64,528           63,559
  Change in net unrealized appreciation
      (depreciation) of investments          8,454,793     (1,672,854)     6,258,815     2,386,664       562,614       12,066,776
                                         -------------  -------------   ------------  ------------   -----------    -------------
      Increase (decrease) in net
        assets from operations               8,083,848      2,117,968      6,340,431     3,817,750       718,079       10,391,373
                                         -------------  -------------   ------------  ------------   -----------    -------------

From capital transactions:
  Net proceeds from units sold              14,236,992     15,826,271     11,886,629     2,469,881     6,324,111       75,714,576
  Cost of units redeemed                    (6,117,166)    (9,185,340)    (3,361,162)     (698,160)     (445,707)      (4,409,929)
  Annuity benefit payments                           0              0              0             0             0                0
  Net transfers                              6,558,679     (7,152,943)     3,400,082     3,175,897     2,434,624       28,635,428
  Contract maintenance charge                  (20,680)       (21,067)       (11,150)       (2,617)         (488)         (14,195)
                                         -------------  -------------   ------------  ------------   -----------    -------------
      Increase (decrease) in net assets
        from capital transactions           14,657,825       (533,079)    11,914,399     4,945,001     8,312,540       99,925,880
                                         -------------  -------------   ------------  ------------   -----------    -------------

Increase (decrease) in net assets           22,741,673      1,584,889     18,254,830     8,762,751     9,030,619      110,317,253
Net assets at beginning of period          100,495,406    127,810,283     58,824,652    12,549,472     2,872,884       58,331,792
                                         -------------  -------------   ------------  ------------   -----------    -------------
Net assets at end of period              $ 123,237,079  $ 129,395,172   $ 77,079,482  $ 21,312,223   $11,903,503    $ 168,649,045
                                         =============  =============   ============  ============   ===========    =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                          Government
                                              and                         Natural      Aggressive      Alliance        Blue Chip
                                         Quality Bond       Growth       Resources       Growth         Growth          Growth
                                           Portfolio      Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                           (Class 3)      (Class 3)      (Class 3)      (Class 1)      (Class 1)       (Class 1)
                                         -------------  -------------  -------------  -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $  5,710,769   $   (768,066)  $   (112,339)  $ (2,049,734)  $ (9,653,255)  $   (360,883)

  Net realized gains (losses)                (193,166)       101,904        869,947    (30,926,545)  (105,012,829)      (585,682)
  Change in net unrealized appreciation
      (depreciation) of investments        (2,900,653)     8,169,112      2,356,153     51,512,529    156,847,950      1,808,926
                                         ------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net
        assets from operations              2,616,950      7,502,950      3,113,761     18,536,250     42,181,866        862,361
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold             85,222,522     43,671,225      9,098,228      1,250,316      5,961,355        354,362
  Cost of units redeemed                   (9,307,177)    (2,967,110)      (573,899)   (16,728,266)  (103,776,258)    (3,766,853)
  Annuity benefit payments                          0              0              0        (71,255)      (770,221)        (2,679)
  Net transfers                            23,649,437     15,756,809      3,569,103     (9,465,520)   (84,249,256)       707,144
  Contract maintenance charge                 (22,881)        (8,530)        (1,416)       (84,375)      (480,860)       (11,952)
                                         ------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net assets
        from capital transactions          99,541,901     56,452,394     12,092,016    (25,099,100)  (183,315,240)    (2,719,978)
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets         102,158,851     63,955,344     15,205,777     (6,562,850)  (141,133,374)    (1,857,617)
Net assets at beginning of period         112,179,625     35,799,120      5,978,089    150,483,074    890,904,857     26,875,421
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $214,338,476   $ 99,754,464   $ 21,183,866   $143,920,224   $749,771,483   $ 25,017,804
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                            Davis                                       Federated
                                              Cash         Corporate        Venture       "Dogs" of      Emerging        American
                                           Management        Bond           Value        Wall Street      Markets        Leaders
                                           Portfolio       Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                           (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                         --------------  -------------  --------------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $  (1,405,774)  $  6,813,626   $ (11,068,530)  $    605,134   $   (400,262)  $    (220,497)

  Net realized gains (losses)               (2,863,827)     2,346,614      29,733,414      1,839,421      4,476,353         844,746
  Change in net unrealized appreciation
      (depreciation) of investments          2,953,318        923,021     163,316,415      3,518,074     11,220,244      11,614,448
                                         -------------   ------------  --------------   ------------   ------------   -------------
      Increase (decrease) in net
        assets from operations              (1,316,283)    10,083,261     181,981,299      5,962,629     15,296,335      12,238,697
                                         -------------   ------------  --------------   ------------   ------------   -------------

From capital transactions:
  Net proceeds from units sold               4,959,075      2,760,447      10,925,063        473,580        493,150       1,408,037
  Cost of units redeemed                   (76,009,878)   (29,956,364)   (216,550,172)    (8,928,622)   (11,454,860)    (21,281,919)
  Annuity benefit payments                    (502,127)      (207,794)     (1,259,887)       (34,973)       (24,990)       (133,455)
  Net transfers                             31,144,628     (6,451,371)    (15,874,870)    (4,448,567)     1,748,716      (6,666,591)
  Contract maintenance charge                  (80,998)       (62,944)       (737,216)       (36,969)       (38,017)        (68,713)
                                         -------------   ------------  --------------   ------------   ------------   -------------
      Increase (decrease) in net assets
        from capital transactions          (40,489,300)   (33,918,026)   (223,497,082)   (12,975,551)    (9,276,001)    (26,742,641)
                                         -------------   ------------  --------------   ------------   ------------   -------------

Increase (decrease) in net assets          (41,805,583)   (23,834,765)    (41,515,783)    (7,012,922)     6,020,334     (14,503,944)
Net assets at beginning of period          176,856,444    218,565,601   1,699,121,533     85,890,387     82,029,038     172,085,602
                                         -------------   ------------  --------------   ------------   ------------   -------------
Net assets at end of period              $ 135,050,861   $194,730,836  $1,657,605,750   $ 78,877,465   $ 88,049,372   $ 157,581,658
                                         =============   ============  ==============   ============   ============   =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                            Goldman
                                             Global          Global          Sachs         Growth-        Growth        High-Yield
                                              Bond          Equities       Research         Income     Opportunities       Bond
                                           Portfolio       Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                           (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                         --------------  --------------  -------------  -------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $  (1,341,149)  $  (2,345,529)  $   (310,434)  $  (6,179,892) $   (350,349)  $  16,337,480

  Net realized gains (losses)                1,840,801      (9,735,269)      (452,197)     (7,391,728)   (1,343,051)        (42,031)
  Change in net unrealized appreciation
      (depreciation) of investments          1,528,680      29,668,494      2,839,184      79,200,692     1,940,025      16,988,950
                                         -------------   -------------   ------------   -------------  ------------   -------------
      Increase (decrease) in net
        assets from operations               2,028,332      17,587,696      2,076,553      65,629,072       246,625      33,284,399
                                         -------------   -------------   ------------   -------------  ------------   -------------

From capital transactions:
  Net proceeds from units sold                 646,437       1,597,499        188,739       5,057,889       208,988       1,484,808
  Cost of units redeemed                   (14,304,631)    (24,864,760)    (2,066,843)    (93,415,279)   (3,519,384)    (36,246,059)
  Annuity benefit payments                     (63,149)       (199,849)       (16,375)       (996,851)       (3,947)       (243,480)
  Net transfers                             (1,318,394)    (17,808,760)    (2,903,290)    (53,021,770)   (7,050,333)    (26,097,318)
  Contract maintenance charge                  (26,982)        (92,464)        (6,525)       (340,242)      (13,107)        (74,226)
                                         -------------   -------------   ------------   -------------  ------------   -------------
      Increase (decrease) in net assets
        from capital transactions          (15,066,719)    (41,368,334)    (4,804,294)   (142,716,253)  (10,377,783)    (61,176,275)
                                         -------------   -------------   ------------   -------------  ------------   -------------

Increase (decrease) in net assets          (13,038,387)    (23,780,638)    (2,727,741)    (77,087,181)  (10,131,158)    (27,891,876)
Net assets at beginning of period           95,804,408     209,702,594     21,703,835     776,995,860    28,319,772     263,751,824
                                         -------------   -------------   ------------   -------------  ------------   -------------
Net assets at end of period              $  82,766,021   $ 185,921,956   $ 18,976,094   $ 699,908,679  $ 18,188,614   $ 235,859,948
                                         =============   =============   ============   =============  ============   =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                          MFS
                                          International  International               Massachusetts      MFS
                                          Diversified       Growth        Marsico       Investors      Mid-Cap         MFS
                                            Equities       & Income        Growth         Trust         Growth     Total Return
                                           Portfolio       Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                           (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                          -------------  -------------   ---------   -------------    ---------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $    711,281   $   (551,494)  $(1,017,659)  $ (1,447,777) $ (2,394,069)  $ (7,178,300)

  Net realized gains (losses)               (6,462,495)     1,952,582     2,412,868     (8,579,019)  (23,421,568)     5,915,538
  Change in net unrealized appreciation
      (depreciation) of investments         25,356,231     33,572,260     4,049,930     28,005,585    42,633,763     50,149,228
                                          ------------   ------------   -----------   ------------  ------------   ------------
      Increase (decrease) in net
        assets from operations              19,605,017     34,973,348     5,445,139     17,978,789    16,818,126     48,886,466
                                          ------------   ------------   -----------   ------------  ------------   ------------

From capital transactions:
  Net proceeds from units sold                 875,646      1,051,874       459,338      1,198,329     1,316,971      6,151,514
  Cost of units redeemed                   (24,371,600)   (22,297,004)   (6,542,624)   (24,517,936)  (17,705,208)   (65,796,860)
  Annuity benefit payments                    (120,276)      (133,799)         (769)      (195,675)      (85,575)      (292,303)
  Net transfers                             (1,607,240)    11,021,453    (8,438,859)   (12,529,507)   (7,413,321)    13,921,148
  Contract maintenance charge                  (57,893)       (77,623)      (22,634)       (92,573)      (77,797)      (192,395)
                                          ------------   ------------   -----------   ------------  ------------   ------------
      Increase (decrease) in net assets
        from capital transactions          (25,281,363)   (10,435,099)  (14,545,548)   (36,137,362)  (23,964,930)   (46,208,896)
                                          ------------   ------------   -----------   ------------  ------------   ------------

Increase (decrease) in net assets           (5,676,346)    24,538,249    (9,100,409)   (18,158,573)   (7,146,804)     2,677,570
Net assets at beginning of period          157,610,826    193,131,037    74,743,943    210,872,350   161,264,715    544,742,108
                                          ------------   ------------   -----------   ------------  ------------   ------------
Net assets at end of period               $151,934,480   $217,669,286   $65,643,534   $192,713,777  $154,117,911   $547,419,678
                                          ============   ============   ===========   ============  ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                               Putnam
                                               Growth:         Real          SunAmerica                    Telecom      Worldwide
                                               Voyager        Estate          Balanced     Technology      Utility     High Income
                                              Portfolio      Portfolio        Portfolio    Portfolio      Portfolio     Portfolio
                                              (Class 1)      (Class 1)        (Class 1)    (Class 1)      (Class 1)     (Class 1)
                                           -------------   -------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $  (2,970,004)  $   1,507,271   $   (121,235)  $   (489,828)  $  1,295,838   $ 3,266,480

   Net realized gains (losses)               (19,957,824)      7,530,471     (7,643,863)    (2,456,939)    (2,212,348)   (3,317,982)
   Change in net unrealized appreciation
     (depreciation) of investments            29,021,142      26,916,949     16,737,225        (19,873)     6,358,895     5,061,404
                                           -------------   -------------   ------------   ------------   ------------  ------------
      Increase (decrease) in net assets
       from operations                         6,093,314      35,954,691      8,972,127     (2,966,640)     5,442,385     5,009,902
                                           -------------   -------------   ------------   ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                1,965,506       1,003,288      1,379,575        481,816        241,929       349,020
   Cost of units redeemed                    (25,084,172)    (17,346,161)   (22,516,093)    (4,385,680)    (4,750,626)  (11,713,423)
   Annuity benefit payments                     (209,024)       (102,049)      (160,231)       (17,424)       (42,214)      (55,988)
   Net transfers                             (21,642,982)     10,239,108    (14,478,125)    (9,949,993)       325,007    (1,376,092)
   Contract maintenance charge                  (133,613)        (45,436)      (115,633)       (16,071)       (18,525)      (27,622)
                                           -------------   -------------   ------------   ------------   ------------  ------------
     Increase (decrease) in net assets
       from capital transactions             (45,104,285)     (6,251,250)   (35,890,507)   (13,887,352)    (4,244,429)  (12,824,105)
                                           -------------   -------------   ------------   ------------   -----------   ------------

Increase (decrease) in net assets            (39,010,971)     29,703,441    (26,918,380)   (16,853,992)     1,197,956    (7,814,203)
Net assets at beginning of period            237,882,292     122,416,709    207,974,333     43,437,344     39,854,376    76,886,755
                                           -------------   -------------   ------------   ------------   ------------   -----------
Net assets at end of period                $ 198,871,321   $ 152,120,150   $181,055,953   $ 26,583,352   $ 41,052,332  $ 69,072,552
                                           =============   =============   ============   ============   ============  ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                                                       Davis
                                         Aggressive       Alliance      Blue Chip        Cash        Corporate        Venture
                                           Growth         Growth         Growth       Management        Bond           Value
                                          Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                          (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                        -------------  -------------  -------------  -------------  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)          $   (182,170)  $   (861,856)  $   (177,182)  $   (469,495)  $  1,778,140   $  (1,332,169)

  Net realized gains (losses)                427,601        237,704        198,575       (463,548)       416,408       2,267,282
  Change in net unrealized appreciation
      (depreciation) of investments        1,334,522      4,562,412        369,170        473,538        289,345      18,770,813
                                        ------------   ------------   ------------   ------------   ------------   -------------
      Increase (decrease) in net assets
        from operations                    1,579,953      3,938,260        390,563       (459,505)     2,483,893      19,705,926
                                        ------------   ------------   ------------   ------------   ------------   -------------

From capital transactions:
  Net proceeds from units sold               805,817      8,085,877      1,002,826     12,536,038      6,093,218      23,079,702
  Cost of units redeemed                    (537,352)    (3,106,792)      (688,490)    (9,392,500)    (3,311,687)     (9,311,605)
  Annuity benefit payments                         0              0              0              0              0               0
  Net transfers                             (673,758)       951,912       (185,294)    (1,932,733)     2,023,850      11,595,758
  Contract maintenance charge                 (2,487)       (15,259)        (2,590)        (9,861)        (7,147)        (31,758)
                                        ------------   ------------   ------------   ------------   ------------   -------------
      Increase (decrease) in net assets
        from capital transactions           (407,780)     5,915,738        126,452      1,200,944      4,798,234      25,332,097
                                        ------------   ------------   ------------   ------------   ------------   -------------

Increase (decrease) in net assets          1,172,173      9,853,998        517,015        741,439      7,282,127      45,038,023
Net assets at beginning of period         11,789,546     59,042,861     11,770,970     47,588,977     46,911,728     151,609,252
                                        ------------   ------------   ------------   ------------   ------------   -------------
Net assets at end of period             $ 12,961,719   $ 68,896,859   $ 12,287,985   $ 48,330,416   $ 54,193,855   $ 196,647,275
                                        ============   ============   ============   ============   ============   =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                        Federated
                                          "Dogs" of       Emerging      American        Foreign         Global        Global
                                         Wall Street       Markets       Leaders         Value           Bond        Equities
                                          Portfolio       Portfolio     Portfolio      Portfolio       Portfolio     Portfolio
                                          (Class 2)       (Class 2)     (Class 2)      (Class 2)       (Class 2)     (Class 2)
                                         ------------  -------------  -------------  -------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    147,087  $     (53,176) $    (42,169)   $   (117,705)  $   (207,448) $   (160,713)

  Net realized gains (losses)                 288,416        430,471       390,141       1,575,903        289,849       329,599
  Change in net unrealized appreciation
      (depreciation) of investments           989,889      1,676,400     1,183,730       6,824,284        196,037       840,239
                                         ------------  -------------  ------------    ------------   ------------  ------------
      Increase (decrease) in net assets
        from operations                     1,425,392      2,053,695     1,531,702       8,282,482        278,438     1,009,125
                                         ------------  -------------  ------------    ------------   ------------  ------------

From capital transactions:
  Net proceeds from units sold              2,120,972      1,013,152     1,394,579      15,400,948      2,260,688       540,457
  Cost of units redeemed                     (647,674)      (727,821)   (1,056,471)     (1,518,241)      (825,518)     (781,950)
  Annuity benefit payments                          0              0             0               0              0             0
  Net transfers                               279,017      3,590,152       665,143       8,683,311       (114,928)   (1,523,047)
  Contract maintenance charge                  (3,477)        (2,428)       (4,115)         (6,015)        (2,083)       (2,361)
                                         ------------  -------------  ------------    ------------   ------------  ------------
      Increase (decrease) in net assets
        from capital transactions           1,748,838      3,873,055       999,136      22,560,003      1,318,159    (1,766,901)
                                         ------------  -------------  ------------    ------------   ------------  ------------

Increase (decrease) in net assets           3,174,230      5,926,750     2,530,838      30,842,485      1,596,597      (757,776)
Net assets at beginning of period          17,206,833      7,238,116    18,192,720      27,397,014     12,385,013    12,131,779
                                         ------------  -------------  ------------    ------------   ------------  ------------
Net assets at end of period              $ 20,381,063  $  13,164,866  $ 20,723,558    $ 58,239,499   $ 13,981,610  $ 11,374,003
                                         ============  =============  ============    ============   ============  ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                           Goldman                                                    International  International
                                            Sachs          Growth-        Growth        High-Yield     Diversified      Growth
                                          Research         Income      Opportunities       Bond         Equities       & Income
                                          Portfolio       Portfolio      Portfolio      Portfolio       Portfolio      Portfolio
                                          (Class 2)       (Class 2)      (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                         -------------  ------------   --------------  ------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (91,288)   $   (412,818)  $    (95,341)   $  2,745,713   $    262,708   $   (100,869)

  Net realized gains (losses)                112,753         714,141        165,079       1,346,233        487,405        995,107
  Change in net unrealized appreciation
      (depreciation) of investments          587,686       3,329,089        129,088       1,439,844      4,869,649      4,062,091
                                         -----------    ------------   ------------    ------------   ------------   ------------
      Increase (decrease) in net assets
        from operations                      609,151       3,630,412        198,826       5,531,790      5,619,762      4,956,329
                                         -----------    ------------   ------------    ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold               246,399       1,753,220        561,069       2,956,646     11,660,553      2,101,904
  Cost of units redeemed                    (218,051)     (2,454,377)      (208,682)     (3,425,252)    (1,380,333)    (1,495,460)
  Annuity benefit payments                         0               0              0               0              0              0
  Net transfers                             (112,444)     (3,253,314)      (936,443)     (2,138,330)     5,214,760      2,118,620
  Contract maintenance charge                 (1,145)         (8,746)        (1,577)         (5,145)        (5,791)        (4,058)
                                         -----------    ------------   ------------    ------------   ------------   ------------
      Increase (decrease) in net assets
        from capital transactions            (85,241)     (3,963,217)      (585,633)     (2,612,081)    15,489,189      2,721,006
                                         -----------    ------------   ------------    ------------   ------------   ------------

Increase (decrease) in net assets            523,910        (332,805)      (386,807)      2,919,709     21,108,951      7,677,335
Net assets at beginning of period          5,620,344      41,110,089      6,367,640      38,009,272     24,319,719     23,959,350
                                         -----------    ------------   ------------    ------------   ------------   ------------
Net assets at end of period              $ 6,144,254    $ 40,777,284   $  5,980,833    $ 40,928,981   $ 45,428,670   $ 31,636,685
                                         ===========    ============   ============    ============   ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                            MFS
                                                        Massachusetts      MFS                         Putnam
                                            Marsico       Investors       Mid-Cap       MFS Total      Growth:         Real
                                            Growth         Trust         Growth         Return         Voyager        Estate
                                          Portfolio       Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                           (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                         ------------   -------------  ------------  -------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (644,472)  $   (226,195)  $   (782,939) $  (1,971,191)  $  (151,055)  $    283,464

  Net realized gains (losses)                 880,253        324,285        712,771      1,468,665       146,200      1,355,724
  Change in net unrealized appreciation
      (depreciation) of investments         3,614,729      2,426,545      5,719,840     13,393,321       281,582      5,720,305
                                         ------------   ------------   ------------  -------------   -----------   ------------
      Increase (decrease) in net assets
        from operations                     3,850,510      2,524,635      5,649,672     12,890,795       276,727      7,359,493
                                         ------------   ------------   ------------  -------------   -----------   ------------

From capital transactions:
  Net proceeds from units sold              4,363,657      2,847,418      5,209,074      7,197,023       274,604      2,661,984
  Cost of units redeemed                   (2,808,631)    (1,381,166)    (2,387,718)    (8,485,316)     (535,552)    (1,342,080)
  Annuity benefit payments                          0              0              0              0             0              0
  Net transfers                               (26,545)      (402,350)       (23,032)       146,231    (1,448,885)     1,533,150
  Contract maintenance charge                  (6,791)        (4,891)       (10,047)       (26,153)       (2,132)        (4,486)
                                         ------------   ------------   ------------  -------------   -----------   ------------
      Increase (decrease) in net assets
        from capital transactions           1,521,690      1,059,011      2,788,277     (1,168,215)   (1,711,965)     2,848,568
                                         ------------   ------------   ------------  -------------   -----------   ------------

Increase (decrease) in net assets           5,372,200      3,583,646      8,437,949     11,722,580    (1,435,238)    10,208,061
Net assets at beginning of period          39,773,101     24,977,766     46,004,828    138,569,295    10,831,524     22,054,813
                                         ------------   ------------   ------------  -------------   -----------   ------------
Net assets at end of period              $ 45,145,301   $ 28,561,412   $ 54,442,777  $ 150,291,875   $ 9,396,286   $ 32,262,874
                                         ============   ============   ============  =============   ===========   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                         Small & Mid    SunAmerica                     Telecom       Worldwide     Aggressive
                                          Cap Value      Balanced      Technology      Utility      High Income      Growth
                                          Portfolio      Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                          (Class 2)      (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 3)
                                        -------------  ------------   ------------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)          $   (358,060)  $    (46,313)  $   (162,537)  $    89,280    $   320,663   $   (68,634)

  Net realized gains (losses)              1,821,606        147,513          9,714        (5,603)        93,873       141,552
  Change in net unrealized appreciation
      (depreciation) of investments        4,373,031        919,540       (438,834)      295,207         97,532       670,695
                                        ------------   ------------   ------------   -----------    -----------   -----------
      Increase (decrease) in net assets
        from operations                    5,836,577      1,020,740       (591,657)      378,884        512,068       743,613
                                        ------------   ------------   ------------   -----------    -----------   -----------

From capital transactions:
  Net proceeds from units sold            10,640,602      1,352,851        993,793       233,214      1,321,145     2,507,144
  Cost of units redeemed                  (1,457,928)    (1,349,394)      (829,771)     (212,207)      (470,223)     (161,304)
  Annuity benefit payments                         0              0              0             0              0             0
  Net transfers                            9,631,518       (651,507)      (334,109)      502,479         32,191     1,299,269
  Contract maintenance charge                 (4,002)        (4,886)        (2,461)         (606)        (1,061)         (757)
                                        ------------   ------------   ------------   -----------    -----------   -----------
      Increase (decrease) in net assets
        from capital transactions         18,810,190       (652,936)      (172,548)      522,880        882,052     3,644,352
                                        ------------   ------------   ------------   -----------    -----------   -----------

Increase (decrease) in net assets         24,646,767        367,804       (764,205)      901,764      1,394,120     4,387,965
Net assets at beginning of period         21,094,074     21,674,122     11,093,203     2,314,354      6,035,724     2,800,069
                                        ------------   ------------   ------------   -----------    -----------   -----------
Net assets at end of period             $ 45,740,841   $ 22,041,926   $ 10,328,998   $ 3,216,118    $ 7,429,844   $ 7,188,034
                                        ============   ============   ============   ===========    ===========   ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                                          Davis
                                            Alliance       Blue Chip         Cash        Corporate       Venture       "Dogs" of
                                             Growth         Growth        Management        Bond          Value       Wall Street
                                           Portfolio       Portfolio      Portfolio      Portfolio       Portfolio     Portfolio
                                           (Class 3)       (Class 3)      (Class 3)      (Class 3)       (Class 3)     (Class 3)
                                          ------------    -----------   -------------   ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $   (639,252)   $   (96,724)  $    (814,861)  $  2,523,806   $  (1,035,699) $     96,194

  Net realized gains (losses)                   18,291         52,106        (352,376)         2,420         352,102       127,214
  Change in net unrealized appreciation
    (depreciation) of investments            4,927,743        314,221         317,633        323,810      19,334,788       558,655
                                          ------------    -----------   -------------   ------------   -------------  ------------
    Increase (decrease) in net assets
    from operations                          4,306,782        269,603        (849,604)     2,850,036      18,651,191       782,063
                                          ------------    -----------   -------------   ------------   -------------  ------------

From capital transactions:
  Net proceeds from units sold              31,873,203      5,338,725      70,855,200     39,889,478      92,539,543     4,353,263
  Cost of units redeemed                    (1,941,316)      (251,469)    (15,962,562)    (2,605,268)     (6,742,282)     (308,982)
  Annuity benefit payments                           0              0               0              0               0             0
  Net transfers                             11,162,844       (901,327)     (6,666,923)    17,295,685      40,161,463     1,911,155
  Contract maintenance charge                   (5,485)          (795)         (8,324)        (4,031)        (15,527)       (1,067)
                                          ------------    -----------   -------------   ------------   -------------  ------------
    Increase (decrease) in net assets
    from capital transactions               41,089,246      4,185,134      48,217,391     54,575,864     125,943,197     5,954,369
                                          ------------    -----------   -------------   ------------   -------------  ------------

Increase (decrease) in net assets           45,396,028      4,454,737      47,367,787     57,425,900     144,594,388     6,736,432
Net assets at beginning of period           23,808,041      3,458,941      59,067,143     27,041,585      75,447,791     5,941,636
                                          ------------    -----------   -------------   ------------   -------------  ------------
Net assets at end of period               $ 69,204,069    $ 7,913,678   $ 106,434,930   $ 84,467,485   $ 220,042,179  $ 12,678,068
                                          ============    ===========   =============   ============   =============  ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2004
                                  (Continued)

                                                                Federated                                                  Goldman
                                                 Emerging       American        Foreign         Global         Global       Sachs
                                                  Markets        Leaders         Value           Bond        Equities     Research
                                                 Portfolio      Portfolio      Portfolio       Portfolio     Portfolio    Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)       (Class 3)     (Class 3)    (Class 3)
                                               -------------  -------------  --------------   ------------  ------------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)               $    (30,393)  $     12,912   $    (245,024)  $   (188,870)  $   (76,351)  $  (7,697)

    Net realized gains (losses)                     129,973         86,242       3,593,727        196,617        60,560       5,729
    Change in net unrealized appreciation
     (depreciation) of investments                1,392,882      1,938,823      18,969,116        243,590       581,306      68,101
                                               ------------   ------------   -------------   ------------   -----------   ---------
     Increase (decrease) in net assets from
      operations                                  1,492,462      2,037,977      22,317,819        251,337       565,515      66,133
                                               ------------   ------------   -------------   ------------   -----------   ---------

From capital transactions:
    Net proceeds from units sold                  4,394,618     15,036,213      67,795,495      7,565,015     3,462,546     465,515
    Cost of units redeemed                         (418,449)      (611,564)     (5,107,739)      (727,549)     (175,208)     (3,435)
    Annuity benefit payments                              0              0               0              0             0           0
    Net transfers                                 3,345,276      7,218,461      34,844,043      2,308,316       565,612     255,913
    Contract maintenance charge                        (553)        (1,878)        (14,201)        (1,121)         (571)        (44)
                                               ------------   ------------   -------------   ------------   -----------   ---------
     Increase (decrease) in net assets from
      capital transactions                        7,320,892     21,641,232      97,517,598      9,144,661     3,852,379     717,949
                                               ------------   ------------   -------------   ------------   -----------   ---------

Increase (decrease) in net assets                 8,813,354     23,679,209     119,835,417      9,395,998     4,417,894     784,082
Net assets at beginning of period                 2,493,972      7,744,918      51,821,309      7,261,358     2,782,623     187,086
                                               ------------   ------------   -------------   ------------   -----------   ---------
Net assets at end of period                    $ 11,307,326   $ 31,424,127   $ 171,656,726   $ 16,657,356   $ 7,200,517   $ 971,168
                                               ============   ============   =============   ============   ===========   =========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2004
                                  (continued)

                                                                                         International  International
                                                Growth-       Growth       High-Yield     Diversified      Growth         Marsico
                                                Income     Opportunities      Bond         Equities        & Income       Growth
                                               Portfolio     Portfolio      Portfolio     Portfolio       Portfolio      Portfolio
                                               (Class 3)     (Class 3)      (Class 3)     (Class 3)       (Class 3)      (Class 3)
                                             ------------  --------------  ------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $  (136,901)  $     (48,548)  $ 2,795,585   $    522,509   $    (64,030)  $   (273,160)

      Net realized gains (losses)                275,385          17,906       916,089        401,484        473,657        151,923
      Change in net unrealized appreciation
          (depreciation) of investments        1,371,533         150,957     1,591,032     10,753,951      4,419,751      2,141,672
                                             -----------   -------------   -----------   ------------   ------------   ------------
          Increase (decrease) in net assets
            from operations                    1,510,017         120,315     5,302,706     11,677,944      4,829,378      2,020,435
                                             -----------   -------------   -----------   ------------   ------------   ------------

From capital transactions:
      Net proceeds from units sold             4,789,603       1,828,349    15,804,493     47,229,192      9,232,209      6,712,062
      Cost of units redeemed                    (653,306)        (80,915)   (6,135,856)    (3,181,647)    (1,083,735)      (589,017)
      Annuity benefit payments                         0               0             0              0              0              0
      Net transfers                            3,882,427        (109,329)    2,552,830     11,307,592      9,125,327      2,673,359
      Contract maintenance charge                 (1,518)           (534)       (2,941)        (8,631)        (2,232)        (2,231)
                                             -----------   -------------   -----------   ------------   ------------   ------------
          Increase (decrease) in net assets
            from capital transactions          8,017,206       1,637,571    12,218,526     55,346,506     17,271,569      8,794,173
                                             -----------   -------------   -----------   ------------   ------------   ------------

Increase (decrease) in net assets              9,527,223       1,757,886    17,521,232     67,024,450     22,100,947     10,814,608
Net assets at beginning of period              9,251,442       1,887,938    26,197,749     34,195,694     13,093,660     12,352,523
                                             -----------   -------------   -----------   ------------   ------------   ------------
Net assets at end of period                  $18,778,665   $   3,645,824   $43,718,981   $101,220,144   $ 35,194,607   $ 23,167,131
                                             ===========   =============   ===========   ============   ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2004
                                  (continued)

                                                  MFS
                                             Massachusetts      MFS                        Putnam
                                               Investors      Mid-Cap       MFS Total      Growth:        Real       Small & Mid
                                                 Trust         Growth        Return        Voyager       Estate       Cap Value
                                               Portfolio     Portfolio      Portfolio     Portfolio    Portfolio      Portfolio
                                               (Class 3)     (Class 3)      (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                             -------------  ------------  -------------  -----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (198,253)  $  (652,547)  $ (1,221,625)  $  (40,928)  $   258,484   $   (827,339)

      Net realized gains (losses)                  91,385       783,284        311,822       73,358       460,667      3,702,004
      Change in net unrealized appreciation
          (depreciation) of investments         2,987,956     4,933,051     10,436,953       89,282     5,150,915     10,998,819
                                             ------------   -----------   ------------   ----------   -----------   ------------
          Increase (decrease) in net assets
            from operations                     2,881,088     5,063,788      9,527,150      121,712     5,870,066     13,873,484
                                             ------------   -----------   ------------   ----------   -----------   ------------

From capital transactions:
      Net proceeds from units sold             12,606,132    22,218,455     55,930,817    1,097,801    13,009,170     43,840,705
      Cost of units redeemed                   (1,378,930)   (1,756,385)    (4,972,220)     (94,049)     (847,633)    (3,261,988)
      Annuity benefit payments                          0             0              0            0             0              0
      Net transfers                             4,441,820     2,419,802     20,517,923     (283,766)    2,046,804     30,074,043
      Contract maintenance charge                  (3,050)       (5,665)       (13,588)        (539)       (2,261)       (10,666)
                                             ------------   -----------   ------------   ----------   -----------   ------------
          Increase (decrease) in net assets
            from capital transactions          15,665,972    22,876,207     71,462,932      719,447    14,206,080     70,642,094
                                             ------------   -----------   ------------   ----------   -----------   ------------

Increase (decrease) in net assets              18,547,060    27,939,995     80,990,082      841,159    20,076,146     84,515,578
Net assets at beginning of period              14,918,833    26,634,953     51,426,805    2,371,873     9,535,274     34,616,193
                                             ------------   -----------   ------------   ----------   -----------   ------------
Net assets at end of period                  $ 33,465,893   $54,574,948   $132,416,887   $3,213,032   $29,611,420   $119,131,771
                                             ============   ===========   ============   ==========   ===========   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2004
                                  (continued)

                                              SunAmerica                 Telecom    Worldwide                    Emerging
                                               Balanced    Technology    Utility   High Income     Comstock       Growth
                                              Portfolio     Portfolio   Portfolio   Portfolio      Portfolio    Portfolio
                                              (Class 3)     (Class 3)   (Class 3)   (Class 3)     (Class II)    (Class II)
                                             ------------  -----------  ---------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (7,864)  $ (104,847)  $  2,111   $   45,873   $ (1,771,026)  $  (414,446)

      Net realized gains (losses)                 47,268       (8,729)       684      (29,674)     1,787,521       273,622
      Change in net unrealized appreciation
          (depreciation) of investments          515,665      (22,714)     6,852       15,023     32,225,072     1,498,133
                                             -----------   ----------   --------   ----------   ------------   -----------
          Increase (decrease) in net assets
            from operations                      555,069     (136,290)     9,647       31,222     32,241,567     1,357,309
                                             -----------   ----------   --------   ----------   ------------   -----------

From capital transactions:
      Net proceeds from units sold             5,456,672    3,837,936     45,447      263,002     43,590,243     3,582,578
      Cost of units redeemed                    (635,007)    (383,439)      (389)    (471,524)   (11,776,051)   (1,399,324)
      Annuity benefit payments                         0            0          0            0         (6,243)            0
      Net transfers                            1,040,055      422,540    (13,845)     641,052     49,038,129       473,652
      Contract maintenance charge                 (1,446)      (1,097)         0            0        (51,508)       (7,320)
                                             -----------   ----------   --------   ----------   ------------   -----------
          Increase (decrease) in net assets
            from capital transactions          5,860,274    3,875,940     31,213      432,530     80,794,570     2,649,586
                                             -----------   ----------   --------   ----------   ------------   -----------

Increase (decrease) in net assets              6,415,343    3,739,650     40,860      463,752    113,036,137     4,006,895
Net assets at beginning of period              5,614,623    5,131,029     44,646      453,299    155,970,767    25,259,965
                                             -----------   ----------   --------   ----------   ------------   -----------
Net assets at end of period                  $12,029,966   $8,870,679   $ 85,506   $  917,051   $269,006,904   $29,266,860
                                             ===========   ==========   ========   ==========   ============   ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                  (continued)

                                              Growth and                    Conservative   Conservative     Equity       Flexible
                                               Income         Balanced        Balanced         Growth       Income        Income
                                              Portfolio       Portfolio       Portfolio      Portfolio       Fund        Portfolio
                                              (Class II)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                             -------------  --------------  -------------  -------------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $ (1,871,806)  $     455,347   $     68,982   $   (100,844)  $    55,920   $   603,272

      Net realized gains (losses)               1,131,348       1,095,930        215,521        973,324       325,653       351,265
      Change in net unrealized appreciation
          (depreciation) of investments        28,194,738       9,752,704        603,955      5,691,104     2,730,849       642,120
                                             ------------   -------------   ------------   ------------   -----------   -----------
          Increase (decrease) in net assets
            from operations                    27,454,280      11,303,981        888,458      6,563,584     3,112,422    1,596,657
                                             ------------   -------------   ------------   ------------   -----------   -----------

From capital transactions:
      Net proceeds from units sold             72,492,960       9,054,253        363,104      3,272,270       973,219     1,790,517
      Cost of units redeemed                  (12,134,382)    (11,176,289)      (972,254)    (4,340,531)   (1,207,363)   (3,876,419)
      Annuity benefit payments                     (1,701)              0              0              0             0             0
      Net transfers                            39,917,667      29,440,424      3,532,652      6,856,014     2,105,510     8,792,790
      Contract maintenance charge                 (45,149)        (24,256)        (2,038)       (16,445)       (3,795)       (6,635)
                                             ------------   -------------   ------------   ------------   -----------   -----------
          Increase (decrease) in net assets
            from capital transactions         100,229,395      27,294,132      2,921,464      5,771,308     1,867,571     6,700,253
                                             ------------   -------------   ------------   ------------   -----------   -----------

Increase (decrease) in net assets             127,683,675      38,598,113      3,809,922     12,334,892     4,979,993     8,296,910
Net assets at beginning of period             143,874,667     113,349,873     11,062,689     61,463,053    16,659,742    27,846,432
                                             ------------   -------------   ------------   ------------   -----------   ----------
Net assets at end of period                  $271,558,342   $ 151,947,986   $ 14,872,611   $ 73,797,945   $21,639,735   $36,143,342
                                             ============   =============   ============   ============   ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                          International    Mid Cap        Money
                                                Growth      Growth & Income   Income         Growth         Stock        Market
                                                 Fund           Fund           Fund           Fund          Fund          Fund
                                               (Class 1)       (Class 1)     (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               ----------   ---------------  ----------   -------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)             $  (24,968)    $   (37,316)   $  414,989     $  (1,116)   $     7,284   $   (23,763)

      Net realized gains (losses)                  17,081          86,496        64,130         4,831         48,998             0
      Change in net unrealized appreciation
       (depreciation) of investments              117,055         560,904      (109,331)       44,718        500,476             0
                                               ----------     -----------    ----------     ---------    -----------   -----------
          Increase (decrease) in net assets
           from operations                        109,168         610,084       369,788        48,433        556,758       (23,763)
                                               ----------     -----------    ----------     ---------    -----------   -----------

From capital transactions:
      Net proceeds from units sold                 33,297         389,915        96,383        41,582         97,337     1,878,347
      Cost of units redeemed                     (128,529)       (530,220)     (950,495)      (20,042)      (263,172)     (776,738)
      Annuity benefit payments                          0               0             0             0              0             0
      Net transfers                               158,794       1,188,221       364,468       260,443      1,843,958    (1,374,887)
      Contract maintenance charge                    (716)         (1,767)       (2,021)         (126)          (801)       (2,920)
                                               ----------     -----------    ----------     ---------    -----------   -----------
          Increase (decrease) in net assets
           from capital transactions               62,846       1,046,149      (491,665)      281,857      1,677,322      (276,198)
                                               ----------     -----------    ----------     ---------    -----------   -----------

Increase (decrease) in net assets                 172,014       1,656,233      (121,877)      330,290      2,234,080      (299,961)
Net assets at beginning of period               1,580,583       7,203,781     9,994,752       184,369      3,162,251     4,437,070
                                               ----------     -----------    ----------     ---------    -----------   -----------
Net assets at end of period                    $1,752,597     $ 8,860,014    $9,872,875     $ 514,659    $ 5,396,331   $ 4,137,109
                                               ==========     ===========    ==========     =========    ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                           Short Term      Small        Strategic        U.S.           West Coast
                                                 REIT        Income      Cap Growth      Growth        Government        Equity
                                                 Fund         Fund          Fund        Portfolio     Securities Fund     Fund
                                               (Class 1)    (Class 1)     (Class 1)     (Class 1)        (Class 1)      (Class 1)
                                               ---------   ----------   ------------   ------------   ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)             $     112    $ 103,289   $    (30,035)  $   (140,925)   $    395,534      $ (151,796)

      Net realized gains (losses)                  7,497      (15,472)        19,380        281,574         (83,564)        184,659
      Change in net unrealized appreciation
          (depreciation) of investments          101,980      (69,083)        60,442      1,677,325          32,967       1,417,070
                                               ---------   ----------   ------------   ------------    ------------    ------------
          Increase (decrease) in net assets
           from operations                       109,589       18,734         49,787      1,817,974         344,937       1,449,933
                                               ---------   ----------   ------------   ------------    ------------    ------------

From capital transactions:
      Net proceeds from units sold                93,640       60,636        198,195      1,772,176          89,562         756,914
      Cost of units redeemed                     (15,651)    (458,186)       (65,486)    (1,252,462)     (1,470,463)       (876,417)
      Annuity benefit payments                         0            0              0              0               0               0
      Net transfers                              431,818     (202,264)       491,386      3,191,187      (4,118,204)      2,425,160
      Contract maintenance charge                    (78)      (1,234)          (413)        (5,582)         (4,699)         (3,055)
                                               ---------   ----------   ------------   ------------    ------------    ------------
          Increase (decrease) in net assets
           from capital transactions             509,729     (601,048)       623,682      3,705,319      (5,503,804)      2,302,602
                                               ---------   ----------   ------------   ------------    ------------    ------------

Increase (decrease) in net assets                619,318     (582,314)       673,469      5,523,293      (5,158,867)      3,752,535
Net assets at beginning of period                    452    4,457,940      1,597,697     13,717,984      20,001,877      10,685,593
                                               ---------   ----------   ------------   ------------    ------------    ------------
Net assets at end of period                    $ 619,770   $3,875,626   $  2,271,166   $ 19,241,277    $ 14,843,010    $ 14,438,128
                                               =========   ==========   ============   ============    ============    ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                            Conservative  Conservative
                                               Balanced       Balanced       Growth     Equity Income  Flexible Income    Growth
                                               Portfolio      Portfolio     Portfolio       Fund         Portfolio         Fund
                                               (Class 2)      (Class 2)     (Class 2)     (Class 2)      (Class 2)       (Class 2)
                                             -------------  ------------  ------------  -------------  ---------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $     136,635  $     38,844  $   (138,248)  $    (1,140)   $    790,380    $   (20,720)

      Net realized gains (losses)                  442,826        66,777       361,388       159,459         120,053         41,244
      Change in net unrealized appreciation
          (depreciation) of investments          8,399,383       682,289     3,950,319     2,158,390       1,446,316         55,370
                                             -------------  ------------  ------------   -----------    ------------    -----------
          Increase (decrease) in net assets
            from operations                      8,978,844       787,910     4,173,459     2,316,709       2,356,749         75,894
                                             -------------  ------------  ------------   -----------    ------------    -----------

From capital transactions:
      Net proceeds from units sold              19,007,219     3,018,425    10,476,078     1,834,555       6,303,463        188,292
      Cost of units redeemed                    (7,077,568)     (780,255)   (2,200,405)     (801,939)     (2,788,597)      (278,849)
      Annuity benefit payments                           0             0             0             0               0              0
      Net transfers                             32,795,557     5,228,759     8,038,160     4,894,639      23,285,069         67,986
      Contract maintenance charge                  (21,085)       (2,288)       (8,429)       (2,824)        (11,690)          (357)
                                             -------------  ------------  ------------   -----------    ------------    -----------
          Increase (decrease) in net assets
            from capital transactions           44,704,123     7,464,641    16,305,404     5,924,431      26,788,245        (22,928)
                                             -------------  ------------  ------------   -----------    ------------    -----------

Increase (decrease) in net assets               53,682,967     8,252,551    20,478,863     8,241,140      29,144,994         52,966
Net assets at beginning of period               77,198,534     6,800,644    29,733,408    10,218,103      32,623,129      1,210,182
                                             -------------  ------------  ------------   -----------    ------------    -----------
Net assets at end of period                  $ 130,881,501  $ 15,053,195  $ 50,212,271   $18,459,243    $ 61,768,123    $ 1,263,148
                                             =============  ============  ============   ===========    ============    ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                             International    Mid Cap        Money
                                             Growth & Income     Income         Growth         Stock        Market        REIT
                                                  Fund            Fund           Fund          Fund          Fund         Fund
                                                (Class 2)      (Class 2)       (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                             ---------------  ------------   -------------  -----------   -----------   ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)             $   (22,053)   $    945,810     $  (1,002)   $   (29,518)  $   (34,657)  $    (377)

      Net realized gains (losses)                   51,066          40,005         1,360         56,682             0       6,863
      Change in net unrealized appreciation
          (depreciation) of investments            181,428        (201,399)       23,538        229,285             0      21,941
                                               -----------    ------------     ---------    -----------   -----------   ---------
          Increase (decrease) in net assets
           from operations                         210,441         784,416        23,896        256,449       (34,657)     28,427
                                               -----------    ------------     ---------    -----------   -----------   ---------

From capital transactions:
      Net proceeds from units sold                 272,978         845,942        28,732        254,665     3,760,798      79,963
      Cost of units redeemed                      (447,733)     (1,733,494)       (3,005)      (160,068)     (364,453)     (3,622)
      Annuity benefit payments                           0               0             0              0             0           0
      Net transfers                                633,286       2,140,705        47,738        695,371    (1,061,514)     87,847
      Contract maintenance charge                     (818)         (5,071)          (28)          (399)       (1,547)        (62)
                                               -----------    ------------     ---------    -----------   -----------   ---------
          Increase (decrease) in net assets
           from capital transactions               457,713       1,248,082        73,437        789,569     2,333,284     164,126
                                               -----------    ------------     ---------    -----------   -----------   ---------

Increase (decrease) in net assets                  668,154       2,032,498        97,333      1,046,018     2,298,627     192,553
Net assets at beginning of period                2,685,128      21,031,226       161,536      1,513,958     3,070,680         302
                                               -----------    ------------     ---------    -----------   -----------   ---------
Net assets at end of period                    $ 3,353,282    $ 23,063,724     $ 258,869    $ 2,559,976   $ 5,369,307   $ 192,855
                                               ===========    ============     =========    ===========   ===========   =========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                                                        Nations
                                             Short Term       Small       Strategic         U.S.        West Coast       Asset
                                               Income      Cap Growth       Growth       Government       Equity      Allocation
                                                Fund          Fund        Portfolio    Securities Fund     Fund        Portfolio
                                              (Class 2)     (Class 2)     (Class 2)       (Class 2)      (Class 2)     (Class B)
                                             -----------   -----------   ------------  ---------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   175,804   $   (18,903)  $   (109,406)   $    289,202   $  (100,016)  $    (1,506)

      Net realized gains (losses)                (33,019)       21,824        135,193         (78,675)      122,259        18,384
      Change in net unrealized appreciation
          (depreciation) of investments         (141,240)       (9,117)     1,311,798          42,235       717,715        72,436
                                             -----------   -----------   ------------    ------------   -----------   -----------
          Increase (decrease) in net assets
            from operations                        1,545        (6,196)     1,337,585         252,762       739,958        89,314
                                             -----------   -----------   ------------    ------------   -----------   -----------

From capital transactions:
      Net proceeds from units sold               113,290       130,485      3,696,418           5,021       650,396        95,974
      Cost of units redeemed                    (532,268)     (261,782)      (351,259)       (711,966)     (702,723)     (168,785)
      Annuity benefit payments                         0             0              0               0             0             0
      Net transfers                            1,208,904       275,593      2,494,722      (3,001,126)    2,218,121       191,647
      Contract maintenance charge                 (1,844)         (244)        (2,321)         (6,454)       (1,808)         (267)
                                             -----------   -----------   ------------    ------------   -----------   -----------
          Increase (decrease) in net assets
            from capital transactions            788,082       144,052      5,837,560      (3,714,525)    2,163,986       118,569
                                             -----------   -----------   ------------    ------------   -----------   -----------

Increase (decrease) in net assets                789,627       137,856      7,175,145      (3,461,763)    2,903,944       207,883
Net assets at beginning of period              6,143,271     1,031,091      7,660,858      16,176,032     5,171,578     1,283,500
                                             -----------   -----------   ------------    ------------   -----------   -----------
Net assets at end of period                  $ 6,932,898   $ 1,168,947   $ 14,836,003    $ 12,714,269   $ 8,075,522   $ 1,491,383
                                             ===========   ===========   ============    ============   ===========   ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (continued)

                                                                             Nations                                      Nations
                                                Nations        Nations       Marsico         Nations       Nations        Marsico
                                              High Yield    International    Focused         Marsico       Marsico     International
                                                 Bond           Value        Equities        Growth      21st Century  Opportunities
                                               Portfolio      Portfolio     Portfolio       Portfolio     Portfolio      Portfolio
                                               (Class B)      (Class B)     (Class B)       (Class B)     (Class B)      (Class B)
                                             ------------   -------------  ------------   ------------   ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)             $  1,252,262   $     (9,470)  $   (535,555)  $    (77,824)  $    (16,984) $    (43,150)

    Net realized gains (losses)                 1,199,910        890,669        406,343        118,133         53,408        83,391
    Change in net unrealized appreciation
        (depreciation) of investments            (277,022)       497,142      4,331,322        581,819        190,616       559,858
                                             ------------   ------------   ------------   ------------   ------------  ------------
        Increase (decrease) in net assets
          from operations                       2,175,150      1,378,341      4,202,110        622,128        227,040       600,099
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions:
    Net proceeds from units sold                7,966,024        106,860     14,629,460        959,344         52,547     1,485,502
    Cost of units redeemed                     (1,225,497)      (420,417)    (1,473,047)      (290,757)       (26,917)     (200,276)
    Annuity benefit payments                            0              0              0              0              0             0
    Net transfers                               1,404,932       (436,550)     5,406,480        698,456        125,705     1,057,377
    Contract maintenance charge                    (1,902)        (1,071)        (3,970)          (677)          (176)         (483)
                                             ------------   ------------   ------------   ------------   ------------  ------------
        Increase (decrease) in net assets
          from capital transactions             8,143,557       (751,178)    18,558,923      1,366,366        151,159     2,342,120
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets              10,318,707        627,163     22,761,033      1,988,494        378,199     2,942,219
Net assets at beginning of period              16,287,265      7,229,153     23,341,858      4,062,084        920,735     2,283,113
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 26,605,972   $  7,856,316   $ 46,102,891   $  6,050,578   $  1,298,934  $  5,225,332
                                             ============   ============   ============   ============   ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                               Nations       Nations
                                               MidCap         Small         Nations        Asset          Global
                                               Growth        Company         Value       Allocation       Growth         Growth
                                             Portfolio      Portfolio      Portfolio        Fund           Fund           Fund
                                             (Class B)      (Class B)      (Class B)      (Class 2)      (Class 2)      (Class 2)
                                            ------------   ------------   ------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)            $    (30,940)  $    (55,377)  $     (6,989) $     636,805  $  (1,392,744) $  (3,840,988)

    Net realized gains (losses)                   41,730         89,988         63,511        110,248        407,874        943,668
    Change in net unrealized appreciation
        (depreciation) of investments            200,469        258,238        552,812      5,478,034     18,296,083     37,042,578
                                            ------------   ------------   ------------  -------------  -------------  -------------
        Increase (decrease) in net assets
          from operations                        211,259        292,849        609,334      6,225,087     17,311,213     34,145,258
                                            ------------   ------------   ------------  -------------  -------------  -------------

From capital transactions:
    Net proceeds from units sold                 115,054        341,038      1,328,922      5,810,543     59,331,689    108,083,880
    Cost of units redeemed                      (258,609)      (334,992)      (466,137)    (5,321,041)    (6,038,488)   (14,772,004)
    Annuity benefit payments                           0              0              0              0              0         (6,628)
    Net transfers                               (111,432)       180,494        995,877     36,199,011     62,476,250    104,461,542
    Contract maintenance charge                     (302)          (382)          (676)       (34,736)       (24,229)       (68,953)
                                            ------------   ------------   ------------  -------------  -------------  -------------
        Increase (decrease) in net assets
          from capital transactions             (255,289)       186,158      1,857,986     36,653,777    115,745,222    197,697,837
                                            ------------   ------------   ------------  -------------  -------------  -------------

Increase (decrease) in net assets                (44,030)       479,007      2,467,320     42,878,864    133,056,435    231,843,095
Net assets at beginning of period              2,026,521      3,430,944      3,691,238     63,156,767     61,333,079    173,093,030
                                            ------------   ------------   ------------  -------------  -------------  -------------
Net assets at end of period                 $  1,982,491   $  3,909,951   $  6,158,558  $ 106,035,631  $ 194,389,514  $ 404,936,125
                                            ============   ============   ============  =============  =============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                               Growth         Asset          Cash                        Growth-       High-Income
                                               Income       Allocation    Management      Growth          Income          Bond
                                                Fund          Fund          Fund           Fund            Fund           Fund
                                              (Class 2)     (Class 3)     (Class 3)      (Class 3)       (Class 3)      (Class 3)
                                            -------------  ------------  ------------  -------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)            $  (1,562,543) $  2,556,072  $    (29,441) $  (3,834,948)  $   4,546,113   $  5,590,773

    Net realized gains (losses)                 1,244,392    (1,810,757)     (721,053)   (28,596,826)    (17,747,418)    (2,913,528)
    Change in net unrealized appreciation
        (depreciation) of investments          32,399,996     4,743,987       637,440     77,359,789      56,405,679        746,292
                                            -------------  ------------  ------------  -------------   -------------   ------------
        Increase (decrease) in net assets
          from operation                       32,081,845     5,489,302      (113,054)    44,928,015      43,204,374      3,423,537
                                            -------------  ------------  ------------  -------------   -------------   ------------

From capital transactions:
    Net proceeds from units sold              123,238,504       994,292       154,489      3,717,044       4,196,224        471,170
    Cost of units redeemed                    (17,974,880)  (13,215,407)   (8,591,969)   (83,713,535)    (97,050,907)    (8,514,368)
    Annuity benefit payments                       (7,289)     (312,099)     (202,763)    (2,627,473)     (3,166,388)      (285,855)
    Net transfers                             123,575,120     3,952,197     4,976,518     (9,003,235)        311,003     (2,456,927)
    Contract maintenance charge                   (84,857)      (63,471)      (59,209)       (93,428)       (113,555)       (70,289)
                                            -------------  ------------  ------------  -------------   -------------   ------------
        Increase (decrease) in net assets
          from capital transactions           228,746,598    (8,644,488)   (3,722,934)   (91,720,627)    (95,823,623)   (10,856,269)
                                            -------------  ------------  ------------  -------------   -------------   ------------

Increase (decrease) in net assets             260,828,443    (3,155,186)   (3,835,988)   (46,792,612)    (52,619,249)    (7,432,732)
Net assets at beginning of period             206,073,341    84,126,831    23,692,911    559,902,919     587,583,397     52,459,226
                                            -------------  ------------  ------------  -------------   -------------   ------------
Net assets at end of period                 $ 466,901,784  $ 80,971,645  $ 19,856,923  $ 513,110,307   $ 534,964,148   $ 45,026,494
                                            =============  ============  ============  =============   =============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                         U.S.
                                                                                      Government/
                                                                                      AAA-Rated         Growth          Mid Cap
                                                                     International    Securities      and Income         Value
                                                                         Fund            Fund          Portfolio       Portfolio
                                                                       (Class 3)       (Class 3)      (Class VC)      (Class VC)
                                                                     -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                     $   1,199,705   $   4,279,643   $    (530,480)  $    (688,716)

    Net realized gains (losses)                                         (5,602,768)     (1,360,353)      1,608,128       1,827,429
    Change in net unrealized appreciation
        (depreciation) of investments                                   20,839,420      (2,014,911)     12,779,183      12,704,197
                                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets from operations               16,436,357         904,379      13,856,831      13,842,910
                                                                     -------------   -------------   -------------   -------------

From capital transactions:
    Net proceeds from units sold                                           995,802         259,960      32,272,142       3,424,342
    Cost of units redeemed                                             (19,397,007)     (8,860,929)     (4,894,473)     (4,217,468)
    Annuity benefit payments                                              (381,915)       (358,556)              0          (6,588)
    Net transfers                                                        1,647,723      (4,413,809)     36,983,831      40,830,869
    Contract maintenance charge                                            (79,894)        (67,318)        (28,482)        (21,447)
                                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets from capital transactions    (17,215,291)    (13,440,652)     64,333,018      40,009,708
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets                                         (778,934)    (12,536,273)     78,189,849      53,852,618
Net assets at beginning of period                                      113,895,501      55,586,852      74,869,034      39,325,869
                                                                     -------------   -------------   -------------   -------------
Net assets at end of period                                          $ 113,116,567   $ 43,050,579    $ 153,058,883   $  93,178,487
                                                                     =============   =============   =============   =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

                                                                           Government
                                               Asset        Capital           and                         Natural         Asset
                                             Allocation   Appreciation    Quality Bond      Growth       Resources     Allocation
                                             Portfolio      Portfolio       Portfolio      Portfolio     Portfolio      Portfolio
                                             (Class 1)      (Class 1)       (Class 1)      (Class 1)     (Class 1)      (Class 2)
                                           -------------  -------------   -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)           $   7,776,928  $ (12,511,840)  $  12,905,734  $  (3,283,850) $   (562,723) $    219,357

    Net realized gains (losses)               (7,554,395)   (74,572,649)     13,925,575    (23,475,085)    1,275,619       156,506
    Change in net unrealized appreciation
        (depreciation) of investments         73,331,039    304,059,180     (21,527,117)   110,698,338    26,740,924     1,526,360
                                           -------------  -------------   -------------  -------------  ------------  ------------
        Increase (decrease) in net assets
          from operations                     73,553,572    216,974,691       5,304,192     83,939,403    27,453,820     1,902,223
                                           -------------  -------------   -------------  -------------  ------------  ------------

From capital transactions:
    Net proceeds from units sold               1,648,028      6,452,014       5,231,442      2,647,950       446,488     3,289,166
    Cost of units redeemed                   (45,503,445)   (80,524,067)    (80,009,295)   (33,431,210)   (7,780,594)     (671,881)
    Annuity benefit payments                    (655,345)      (740,880)       (643,905)      (367,865)      (59,561)            0
    Net transfers                             (5,549,243)   (18,316,617)    (91,250,177)      (865,977)      299,011     2,162,137
    Contract maintenance charge                 (178,146)      (427,855)       (198,159)      (164,631)      (30,739)       (1,852)
                                           -------------  -------------   -------------  -------------  ------------  ------------
        Increase (decrease) in net assets
          from capital transactions          (50,238,151)   (93,557,405)   (166,870,094)   (32,181,733)   (7,125,395)    4,777,570
                                           -------------  -------------   -------------  -------------  ------------  ------------

Increase (decrease) in net assets             23,315,421    123,417,286    (161,565,902)    51,757,670    20,328,425     6,679,793
Net assets at beginning of period            383,026,126    788,499,972     630,595,043    327,038,132    69,713,852     6,038,100
                                           -------------  -------------   -------------  -------------  ------------  ------------
Net assets at end of period                $ 406,341,547  $ 911,917,258   $ 469,029,141  $ 378,795,802  $ 90,042,277  $ 12,717,893
                                           =============  =============   =============  =============  ============  ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                            Government
                                               Capital         and                          Natural         Asset         Capital
                                             Appreciation   Quality Bond     Growth        Resources      Allocation   Appreciation
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                              (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 3)      (Class 3)
                                            -------------  -------------  -------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)            $  (1,198,391) $   3,246,200  $    (469,787) $     (80,062) $      37,558  $   (386,062)

    Net realized gains (losses)                   (56,445)     1,091,296       (108,350)       291,136         20,152       168,384
    Change in net unrealized appreciation
        (depreciation) of investments          21,918,715     (3,635,961)    11,714,842      3,413,483        218,970     7,363,548
                                            -------------  -------------  -------------  -------------  -------------  ------------
        Increase (decrease) in net assets
          from operations                      20,663,879        701,535     11,136,705      3,624,557        276,680     7,145,870
                                            -------------  -------------  -------------  -------------  -------------  ------------

From capital transactions:
    Net proceeds from units sold               14,606,890     23,506,935     11,522,693      1,342,336      1,933,188    33,128,587
    Cost of units redeemed                     (3,917,574)    (9,548,147)    (1,724,052)      (346,973)       (49,509)   (1,345,461)
    Annuity benefit payments                            0              0              0              0              0             0
    Net transfers                              12,887,844     16,195,040      8,779,005      1,613,793        456,787    14,740,426
    Contract maintenance charge                   (17,477)       (21,111)        (7,617)        (1,943)           (47)       (1,293)
                                            -------------  -------------  -------------  -------------  -------------  ------------
        Increase (decrease) in net assets
          from capital transactions            23,559,683     30,132,717     18,570,029      2,607,213      2,340,419    46,522,259
                                            -------------  -------------  -------------  -------------  -------------  ------------

Increase (decrease) in net assets              44,223,562     30,834,252     29,706,734      6,231,770      2,617,099    53,668,129
Net assets at beginning of period              56,271,844     96,976,031     29,117,918      6,317,702        255,785     4,663,663
                                            -------------  -------------  -------------  -------------  -------------  ------------
Net assets at end of period                 $ 100,495,406  $ 127,810,283  $  58,824,652  $  12,549,472  $   2,872,884  $ 58,331,792
                                            =============  =============  =============  =============  =============  ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                             Government
                                                and                         Natural      Aggressive        Alliance     Blue Chip
                                            Quality Bond       Growth      Resources       Growth          Growth         Growth
                                             Portfolio       Portfolio     Portfolio      Portfolio       Portfolio     Portfolio
                                             (Class 3)       (Class 3)     (Class 3)      (Class 1)       (Class 1)     (Class 1)
                                           --------------   ------------  -----------   -------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $    2,222,231   $   (165,304) $   (18,012)  $  (2,055,056)  $ (11,095,333) $   (287,838)

  Net realized gains (losses)                     499,219         91,861       60,262     (25,660,456)   (155,178,924)   (1,627,467)
  Change in net unrealized appreciation
    (depreciation) of investments              (2,381,018)     4,680,109    1,177,107      58,609,158     351,060,696     6,548,737
                                           --------------   ------------  -----------   -------------   -------------  ------------
    Increase (decrease) in net assets from
        operations                                340,432      4,606,666    1,219,357      30,893,646     184,786,439     4,633,432
                                           ---------------  ------------  -----------   -------------   -------------  ------------
From capital transactions:
  Net proceeds from units sold                 75,417,152     21,031,401    2,832,985       1,317,666       6,444,451       359,838
  Cost of units redeemed                       (5,023,896)      (875,675)    (102,232)    (14,467,969)    (94,160,195)   (2,772,953)
  Annuity benefit payments                              0              0            0        (112,090)       (872,967)       (2,442)
  Net transfers                                33,817,745      8,818,246    1,851,937       5,469,806     (75,335,401)    6,558,020
  Contract maintenance charge                      (2,528)          (936)        (134)        (95,650)       (574,986)      (11,211)
                                           --------------   ------------  -----------   -------------   -------------  ------------
    Increase (decrease) in net assets from
        capital transactions                  104,208,473     28,973,036    4,582,556      (7,888,237)   (164,499,098)    4,131,252
                                           --------------   ------------  -----------   -------------   -------------  ------------

Increase (decrease) in net assets             104,548,905     33,579,702    5,801,913      23,005,409      20,287,341     8,764,684
Net assets at beginning of period               7,630,720      2,219,418      176,176     127,477,665     870,617,516    18,110,737
                                           --------------   ------------  -----------   -------------   -------------  ------------
Net assets at end of period                $  112,179,625   $ 35,799,120  $ 5,978,089   $ 150,483,074   $ 890,904,857  $ 26,875,421
                                           ==============   ============  ===========   =============   =============  ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                              Davis                                    Federated
                                               Cash        Corporate         Venture       "Dogs" of     Emerging      American
                                            Management       Bond             Value       Wall Street     Markets       Leaders
                                            Portfolio      Portfolio        Portfolio      Portfolio     Portfolio     Portfolio
                                            (Class 1)      (Class 1)        (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                          -------------  -------------  ---------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $     734,562  $   9,563,163  $    (9,913,654) $    869,466  $   (940,061) $      53,215

  Net realized gains (losses)                (4,702,215)     1,798,159      (30,425,991)   (2,322,523)   (1,401,196)    (7,940,107)
  Change in net unrealized appreciation
     (depreciation) of investments            1,908,217     10,159,685      452,075,145    14,196,036    28,212,219     43,380,659
                                          -------------  -------------  ---------------  ------------  ------------  -------------
     Increase (decrease) in net assets
        from operations                      (2,059,436)    21,521,007      411,735,500    12,742,979    25,870,962     35,493,767
                                          -------------  -------------  ---------------  ------------  ------------  -------------

From capital transactions:
  Net proceeds from units sold                7,335,432      2,537,363        9,314,708       518,948       336,544      1,319,228
  Cost of units redeemed                    (95,889,525)   (26,796,465)    (156,271,295)   (7,494,469)   (5,287,895)   (16,220,661)
  Annuity benefit payments                     (733,044)      (216,682)      (1,473,929)      (38,203)      (36,326)      (142,361)
  Net transfers                             (38,840,159)    11,262,334      (21,768,979)   (9,827,750)    3,432,354    (12,237,387)
  Contract maintenance charge                   (98,018)       (72,205)        (786,967)      (41,982)      (35,135)       (76,960)
                                          -------------  -------------  ---------------  ------------  ------------  -------------
     Increase (decrease) in net assets
        from capital transactions          (128,225,314)   (13,285,655)    (170,986,462)  (16,883,456)   (1,590,458)   (27,358,141)
                                          -------------  -------------  ---------------  ------------  ------------  -------------

Increase (decrease) in net assets          (130,284,750)     8,235,352      240,749,038    (4,140,477)   24,280,504      8,135,626
Net assets at beginning of period           307,141,194    210,330,249    1,458,372,495    90,030,864    57,748,534    163,949,976
                                          -------------  -------------  ---------------  ------------  ------------  -------------
Net assets at end of period               $ 176,856,444  $ 218,565,601  $ 1,699,121,533  $ 85,890,387  $ 82,029,038  $ 172,085,602
                                          =============  =============  ===============  ============  ============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                          Goldman
                                             Global         Global         Sachs        Growth-        Growth       High-Yield
                                              Bond         Equities       Research      Income      Opportunities      Bond
                                            Portfolio     Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                            (Class 1)     (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                          ------------- -------------  ------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $ (1,594,753) $  (2,481,866) $   (316,538) $  (4,162,407) $    (314,258) $  13,229,403

  Net realized gains (losses)                  506,939    (20,546,738)   (3,374,836)   (41,675,186)    (2,881,173)   (12,334,609)
  Change in net unrealized appreciation
     (depreciation) of investments           3,244,037     66,282,328     7,772,518    203,205,617      8,455,246     57,859,954
                                          ------------  -------------  ------------  -------------   ------------  -------------
     Increase (decrease) in net assets
        from operations                      2,156,223     43,253,724     4,081,144    157,368,024      5,259,815     58,754,748
                                          ------------  -------------  ------------  -------------   ------------  -------------

From capital transactions:
  Net proceeds from units sold                 532,322      1,138,952       424,530      4,688,058        209,621      1,834,003
  Cost of units redeemed                   (12,285,400)   (21,397,118)   (1,893,751)   (78,776,874)    (1,733,733)   (28,378,981)
  Annuity benefit payments                     (75,990)      (217,297)      (38,413)      (976,700)        (3,290)      (256,380)
  Net transfers                             (3,973,214)   (16,517,022)   (4,989,321)   (57,916,999)    11,878,017     38,726,118
  Contract maintenance charge                  (33,476)      (108,714)       (7,180)      (394,167)       (11,601)       (82,618)
                                          ------------  -------------  ------------  -------------   ------------  -------------
     Increase (decrease) in net assets
        from capital transactions          (15,835,758)   (37,101,199)   (6,504,135)  (133,376,682)    10,339,014     11,842,142
                                          ------------  -------------  ------------  -------------   ------------  -------------

Increase (decrease) in net assets          (13,679,535)     6,152,525    (2,422,991)    23,991,342     15,598,829     70,596,890
Net assets at beginning of period          109,483,943    203,550,069    24,126,826    753,004,518     12,720,943    193,154,934
                                          ------------  -------------  ------------  -------------  -------------  -------------
Net assets at end of period               $ 95,804,408  $ 209,702,594  $ 21,703,835  $ 776,995,860  $  28,319,772  $ 263,751,824
                                          ============  =============  ============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                                           MFS
                                          International  International                 Massachusetts     MFS
                                           Diversified      Growth         Marsico       Investors      Mid-Cap          MFS
                                            Equities       & Income        Growth         Trust         Growth       Total Return
                                            Portfolio     Portfolio       Portfolio      Portfolio     Portfolio      Portfolio
                                            (Class 1)     (Class 1)       (Class 1)      (Class 1)     (Class 1)      (Class 1)
                                          -------------  -------------  ------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $   4,165,427  $    (103,279) $   (865,944) $  (1,353,687) $  (1,965,116) $  13,987,349

  Net realized gains (losses)               (17,915,530)   (13,223,393)     (466,689)   (14,383,882)   (31,778,416)      (254,281)
  Change in net unrealized appreciation
     (depreciation) of investments           49,851,564     65,001,104    15,274,817     52,751,583     71,125,200     58,015,416
                                          -------------  -------------  ------------  -------------  -------------  -------------
     Increase (decrease) in net assets
        from operations                      36,101,461     51,674,432    13,942,184     37,014,014     37,381,668     71,748,484
                                          -------------  -------------  ------------  -------------  -------------  -------------

From capital transactions:
  Net proceeds from units sold                  872,866        931,822       508,976      1,284,930      1,376,893      5,058,943
  Cost of units redeemed                    (15,820,416)   (15,104,171)   (4,111,719)   (21,682,126)   (11,879,197)   (50,750,646)
  Annuity benefit payments                     (112,612)      (151,585)       (1,145)      (162,887)       (63,423)      (365,894)
  Net transfers                               8,324,832     (7,019,856)   18,954,099     (4,982,186)    24,430,629     39,924,312
  Contract maintenance charge                   (61,855)       (79,815)      (20,270)      (105,798)       (75,255)      (204,066)
                                          -------------  -------------  ------------  -------------  -------------  -------------
     Increase (decrease) in net assets
        from capital transactions            (6,797,185)   (21,423,605)   15,329,941    (25,648,067)    13,789,647     (6,337,351)
                                          -------------  -------------  ------------  -------------  -------------  -------------

Increase (decrease) in net assets            29,304,276     30,250,827    29,272,125     11,365,947     51,171,315     65,411,133
Net assets at beginning of period           128,306,550    162,880,210    45,471,818    199,506,403    110,093,400    479,330,975
                                          -------------  -------------  ------------  -------------  -------------  -------------
Net assets at end of period               $ 157,610,826  $ 193,131,037  $ 74,743,943  $ 210,872,350  $ 161,264,715  $ 544,742,108
                                          =============  =============  ============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                            Putnam
                                            Growth:         Real        SunAmerica                    Telecom      Worldwide
                                            Voyager        Estate        Balanced      Technology     Utility     High Income
                                           Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                           (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                         -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $  (2,995,795) $   1,326,007  $   1,456,864  $   (429,090) $  1,726,133  $  4,959,960

  Net realized gains (losses)              (33,888,059)     2,885,509    (12,817,393)  (12,718,649)  (10,058,340)   (5,672,313)
  Change in net unrealized appreciation
     (depreciation) of investments          84,069,337     27,645,596     36,744,586    23,693,646    13,926,143    16,784,719
                                         -------------  -------------  -------------  ------------  ------------  ------------
     Increase (decrease) in net assets
        from operations                     47,185,483     31,857,112     25,384,057    10,545,907     5,593,936    16,072,366
                                         -------------  -------------  -------------  ------------  ------------  ------------

From capital transactions:
  Net proceeds from units sold               1,656,598        573,499      1,212,780       356,621       213,358       487,294
  Cost of units redeemed                   (22,857,769)   (11,815,763)   (21,070,773)   (3,265,497)   (3,510,058)   (9,778,529)
  Annuity benefit payments                    (255,774)       (70,803)      (161,108)      (22,003)      (39,064)      (50,730)
  Net transfers                            (28,089,909)     9,919,169    (12,869,074)   18,628,839    (7,561,462)    4,762,322
  Contract maintenance charge                 (160,878)       (41,755)      (134,706)      (15,204)      (22,110)      (32,205)
                                         -------------  -------------  -------------  ------------  ------------  ------------
     Increase (decrease) in net assets
        from capital transactions          (49,707,732)    (1,435,653)   (33,022,881)   15,682,756   (10,919,336)   (4,611,848)
                                         -------------  -------------  -------------  ------------  ------------  ------------

Increase (decrease) in net assets           (2,522,249)    30,421,459     (7,638,824)   26,228,663    (5,325,400)   11,460,518
Net assets at beginning of period          240,404,541     91,995,250    215,613,157    17,208,681    45,179,776    65,426,237
                                         -------------  -------------  -------------  ------------  ------------  ------------
Net assets at end of period              $ 237,882,292  $ 122,416,709  $ 207,974,333  $ 43,437,344  $ 39,854,376  $ 76,886,755
                                         =============  =============  =============  ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                                          Davis
                                               Aggressive     Alliance      Blue Chip        Cash        Corporate       Venture
                                                 Growth        Growth         Growth      Management        Bond          Value
                                                Portfolio    Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                                (Class 2)     (Class 2)      (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                              ------------  ------------   ------------  ------------   ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)           $   (138,816) $   (696,387)  $   (139,407) $    190,082   $  1,913,777  $    (848,705)

       Net realized gains (losses)                 (15,876)     (774,584)       (97,612)     (388,696)       457,914        131,204
       Change in net unrealized appreciation
           (depreciation) of investments         2,194,939    11,695,461      2,258,185      (313,213)     1,525,980     33,416,598
                                              ------------  ------------   ------------  ------------   ------------  -------------
           Increase (decrease) in net assets
            from operations                      2,040,247    10,224,490      2,021,166      (511,827)     3,897,671     32,699,097
                                              ------------  ------------   ------------  ------------   ------------  -------------

From capital transactions:
       Net proceeds from units sold              1,792,153     8,966,757      2,142,156    25,294,406      5,454,869     21,019,861
       Cost of units redeemed                     (592,637)   (2,797,329)      (542,261)   (9,636,836)    (2,701,542)    (6,137,806)
       Annuity benefit payments                          0             0              0             0              0              0
       Net transfers                             2,289,611     5,780,226      1,639,572   (11,034,522)     8,527,953     21,673,728
       Contract maintenance charge                  (2,240)      (14,171)        (2,514)       (9,584)        (7,080)       (25,412)
                                              ------------  ------------   ------------  ------------   ------------  -------------
           Increase (decrease) in net assets
            from capital transactions            3,486,887    11,935,483      3,236,953     4,613,464     11,274,200     36,530,371
                                              ------------  ------------   ------------  ------------   ------------  -------------

Increase (decrease) in net assets                5,527,134    22,159,973      5,258,119     4,101,637     15,171,871     69,229,468
Net assets at beginning of period                6,262,412    36,882,888      6,512,851    43,487,340     31,739,857     82,379,784
                                              ------------  ------------   ------------  ------------   ------------  -------------
Net assets at end of period                   $ 11,789,546  $ 59,042,861   $ 11,770,970  $ 47,588,977   $ 46,911,728  $ 151,609,252
                                              ============  ============   ============  ============   ============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                               Federated
                                                    "Dogs" of     Emerging     American      Foreign        Global        Global
                                                   Wall Street    Markets       Leaders       Value          Bond        Equities
                                                    Portfolio    Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                                    (Class 2)    (Class 2)     (Class 2)    (Class 2)     (Class 2)      (Class 2)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)               $    155,466  $   (72,293) $    (22,867) $   (155,249) $   (171,504) $   (147,261)

       Net realized gains (losses)                    (110,699)     176,054      (176,312)      255,939       110,852       (84,866)
       Change in net unrealized appreciation
           (depreciation) of investments             2,607,291    1,935,229     3,949,806     4,738,085       236,179     2,562,361
                                                  ------------  -----------  ------------  ------------  ------------  ------------
           Increase (decrease) in net assets
            from operations                          2,652,058    2,038,990     3,750,627     4,838,775       175,527     2,330,234
                                                  ------------  -----------  ------------  ------------  ------------  ------------

From capital transactions:
       Net proceeds from units sold                  3,873,274    1,406,607     1,777,541    12,755,229     2,261,822     1,039,654
       Cost of units redeemed                         (463,447)    (379,486)   (1,039,958)     (396,641)     (520,509)     (486,491)
       Annuity benefit payments                              0            0             0             0             0             0
       Net transfers                                 1,586,639    1,156,357      (377,062)    7,822,058     1,538,375       760,046
       Contract maintenance charge                      (2,736)      (1,718)       (3,886)         (728)       (2,144)       (2,433)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
           Increase (decrease) in net assets
            from capital transactions                4,993,730    2,181,760       356,635    20,179,918     3,277,544     1,310,776
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets                    7,645,788    4,220,750     4,107,262    25,018,693     3,453,071     3,641,010
Net assets at beginning of period                    9,561,045    3,017,366    14,085,458     2,378,321     8,931,942     8,490,769
                                                  ------------  -----------  ------------  ------------  ------------  ------------
Net assets at end of period                       $ 17,206,833  $ 7,238,116  $ 18,192,720  $ 27,397,014  $ 12,385,013  $ 12,131,779
                                                  ============  ===========  ============  ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                Goldman                                               International   International
                                                 Sachs        Growth-        Growth      High-Yield     Diversified      Growth
                                                Research      Income     Opportunities      Bond         Equities        & Income
                                               Portfolio     Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                               (Class 2)     (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                              -----------  ------------  -------------- ------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)           $   (69,586) $   (252,342)   $   (70,392) $  1,825,588   $    566,014    $    (20,871)

       Net realized gains (losses)                 10,114      (371,002)        53,387       438,636         (5,525)        293,780
       Change in net unrealized appreciation
           (depreciation) of investments        1,035,113     8,344,989      1,205,512     4,540,962      4,001,791       5,661,034
                                              -----------  ------------    -----------  ------------   ------------    ------------
           Increase (decrease) in net assets
            from operations                       975,641     7,721,645      1,188,507     6,805,186      4,562,280       5,933,943
                                              -----------  ------------    -----------  ------------   ------------    ------------

From capital transactions:
       Net proceeds from units sold               847,833     2,446,144        923,985     6,001,671      8,472,135       2,699,828
       Cost of units redeemed                    (224,906)   (1,998,392)      (173,817)   (1,953,032)      (597,140)       (742,913)
       Annuity benefit payments                         0             0              0             0              0               0
       Net transfers                              631,918     1,685,178      1,561,555    11,640,748      5,577,610       3,846,296
       Contract maintenance charge                 (1,158)       (9,171)        (1,601)       (4,039)        (2,239)         (3,524)
                                              -----------  ------------    -----------  ------------   ------------    ------------
           Increase (decrease) in net assets
            from capital transactions           1,253,687     2,123,759      2,310,122    15,685,348     13,450,366       5,799,687
                                              -----------  ------------    -----------  ------------   ------------    ------------

Increase (decrease) in net assets               2,229,328     9,845,404      3,498,629    22,490,534     18,012,646      11,733,630
Net assets at beginning of period               3,391,016    31,264,685      2,869,011    15,518,738      6,307,073      12,225,720
                                              -----------  ------------    -----------  ------------   ------------    ------------
Net assets at end of period                   $ 5,620,344  $ 41,110,089    $ 6,367,640  $ 38,009,272   $ 24,319,719    $ 23,959,350
                                              ===========  ============    ===========  ============   ============    ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                  MFS
                                                             Massachusetts       MFS                        Putnam
                                                 Marsico       Investors       Mid-Cap      MFS Total      Growth:         Real
                                                 Growth          Trust         Growth        Return        Voyager        Estate
                                                Portfolio      Portfolio      Portfolio     Portfolio      Portfolio    Portfolio
                                                (Class 2)      (Class 2)      (Class 2)     (Class 2)      (Class 2)    (Class 2)
                                              ------------  --------------  ------------  -------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)           $   (441,895)  $   (153,965)  $   (517,635) $   3,238,252  $   (145,947) $    217,818

       Net realized gains (losses)                 161,946       (126,816)      (628,310)       111,936      (109,868)      540,884
       Change in net unrealized appreciation
           (depreciation) of investments         7,393,747      4,073,553     10,900,266     13,422,263     2,307,280     4,282,599
                                              ------------   ------------   ------------  -------------  ------------  ------------
           Increase (decrease) in net assets
            from operations                      7,113,798      3,792,772      9,754,321     16,772,451     2,051,465     5,041,301
                                              ------------   ------------   ------------  -------------  ------------  ------------

From capital transactions:
       Net proceeds from units sold              8,920,498      3,385,202      7,448,049     13,265,369     1,495,210     2,464,886
       Cost of units redeemed                   (1,537,640)      (907,505)    (1,847,393)    (6,096,658)     (552,341)     (939,951)
       Annuity benefit payments                          0              0              0              0             0             0
       Net transfers                             7,632,741      3,831,917      8,314,266     24,228,006      (587,226)    4,451,477
       Contract maintenance charge                  (5,680)        (4,224)        (8,205)       (25,142)       (2,330)       (3,604)
                                              ------------   ------------   ------------  -------------  ------------  ------------
           Increase (decrease) in net assets
            from capital transactions           15,009,919      6,305,390     13,906,717     31,371,575       353,313     5,972,808
                                              ------------   ------------   ------------  -------------  ------------  ------------

Increase (decrease) in net assets               22,123,717     10,098,162     23,661,038     48,144,026     2,404,778    11,014,109
Net assets at beginning of period               17,649,384     14,879,604     22,343,790     90,425,269     8,426,746    11,040,704
                                              ------------   ------------   ------------  -------------  ------------  ------------
Net assets at end of period                   $ 39,773,101   $ 24,977,766   $ 46,004,828  $ 138,569,295  $ 10,831,524  $ 22,054,813
                                              ============   ============   ============  =============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                         Small & Mid     SunAmerica                     Telecom       Worldwide      Aggressive
                                          Cap Value       Balanced      Technology      Utility      High Income       Growth
                                          Portfolio      Portfolio       Portfolio     Portfolio      Portfolio      Portfolio
                                          (Class 2)      (Class 2)       (Class 2)     (Class 2)      (Class 2)      (Class 3)
                                         ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (149,046)  $    130,839   $   (104,568)  $     90,429   $    342,010   $    (16,364)

  Net realized gains (losses)                 184,683       (191,742)       (55,151)      (103,164)       296,157         12,528
  Change in net unrealized appreciation
     (depreciation) of investments          3,823,339      2,379,581      2,545,189        315,713        442,670        225,833
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from  operations                     3,858,976      2,318,678      2,385,470        302,978      1,080,837        221,997
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold              8,562,689      1,730,320      1,381,600        300,233      1,247,666      1,555,095
  Cost of units redeemed                     (229,449)    (1,096,829)      (324,907)       (85,278)      (326,861)      (117,375)
  Annuity benefit payments                          0              0              0              0              0              0
  Net transfers                             5,998,747      3,488,820      4,108,351       (357,953)     1,433,208        996,819
  Contract maintenance charge                    (870)        (4,860)        (2,102)          (582)          (710)          (116)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions           14,331,117      4,117,451      5,162,942       (143,580)     2,353,303      2,434,423
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets          18,190,093      6,436,129      7,548,412        159,398      3,434,140      2,656,420
Net assets at beginning of period           2,903,981     15,237,993      3,544,791      2,154,956      2,601,584        143,649
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $ 21,094,074   $ 21,674,122   $ 11,093,203   $  2,314,354   $  6,035,724   $  2,800,069
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                                                                        Davis
                                           Alliance       Blue Chip       Cash          Corporate      Venture        "Dogs" of
                                            Growth         Growth       Management        Bond          Value        Wall Street
                                          Portfolio       Portfolio     Portfolio       Portfolio     Portfolio       Portfolio
                                          (Class 3)       (Class 3)     (Class 3)       (Class 3)     (Class 3)       (Class 3)
                                         ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (147,829)  $    (23,022)  $    473,373   $    911,062   $   (154,021)  $     65,459

  Net realized gains (losses)                  44,059         29,385       (238,766)        29,715        166,365         20,739
  Change in net unrealized appreciation
     (depreciation) of investments          2,281,271        342,658       (679,542)       150,645     11,036,267        647,304
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from operations                      2,177,501        349,021       (444,935)     1,091,422     11,048,611        733,502
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold             14,354,725      2,462,952     89,514,022     17,821,820     40,028,104      3,634,445
  Cost of units redeemed                     (670,629)      (152,180)   (25,356,466)      (841,149)    (1,622,196)      (137,815)
  Annuity benefit payments                          0              0              0              0              0              0
  Net transfers                             6,323,520        647,293    (10,535,051)     7,003,919     21,762,508      1,441,222
  Contract maintenance charge                    (733)          (129)          (866)          (405)        (1,826)           (90)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions           20,006,883      2,957,936     53,621,639     23,984,185     60,166,590      4,937,762
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets          22,184,384      3,306,957     53,176,704     25,075,607     71,215,201      5,671,264
Net assets at beginning of period           1,623,657        151,984      5,890,439      1,965,978      4,232,590        270,372
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $ 23,808,041   $  3,458,941   $ 59,067,143   $ 27,041,585   $ 75,447,791   $  5,941,636
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                         Federated                                                     Goldman
                                           Emerging      American        Foreign         Global         Global          Sachs
                                           Markets        Leaders         Value           Bond         Equities       Research
                                          Portfolio      Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                          (Class 3)      (Class 3)      (Class 3)       (Class 3)      (Class 3)      (Class 3)
                                         ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    (19,904)  $     14,692   $   (288,839)  $    (58,648)  $    (16,213)  $     (1,242)

  Net realized gains (losses)                 278,839         32,822        720,008         15,418         64,028          2,467
  Change in net unrealized appreciation
     (depreciation) of investments            447,681        890,759      7,541,855         52,237        261,219         17,637
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from operations                        706,616        938,273      7,973,024          9,007        309,034         18,862
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold              2,134,768      4,300,466     27,266,674      5,418,724      1,596,331        156,163
  Cost of units redeemed                     (671,272)      (283,925)    (1,103,469)      (487,634)       (87,491)           (95)
  Annuity benefit payments                          0              0              0              0              0              0
  Net transfers                               196,102      1,906,862     14,995,704      2,033,056        848,843         (1,564)
  Contract maintenance charge                    (101)          (182)        (1,112)          (105)           (52)            (7)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions            1,659,497      5,923,221     41,157,797      6,964,041      2,357,631        154,497
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets           2,366,113      6,861,494     49,130,821      6,973,048      2,666,665        173,359
Net assets at beginning of period             127,859        883,424      2,690,488        288,310        115,958         13,727
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $  2,493,972   $  7,744,918   $ 51,821,309   $  7,261,358   $  2,782,623   $    187,086
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                                                      International  International
                                            Growth-        Growth       High-Yield    Diversified       Growth        Marsico
                                            Income      Opportunities     Bond          Equities       & Income       Growth
                                           Portfolio      Portfolio     Portfolio      Portfolio       Portfolio     Portfolio
                                           (Class 3)      (Class 3)     (Class 3)      (Class 3)       (Class 3)     (Class 3)
                                         ------------   -------------  ------------   -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    (24,484)  $    (12,141)  $  1,100,410   $    765,269   $     12,581   $    (79,711)

  Net realized gains (losses)                  96,931         26,726      1,549,798        548,388        952,238         33,643
  Change in net unrealized appreciation
     (depreciation) of investments          1,114,081        180,412      1,410,886      4,217,369      1,984,208      1,358,735
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from operations                      1,186,528        194,997      4,061,094      5,531,026      2,949,027      1,312,667
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold              4,661,708        941,388     22,531,331     18,296,446      7,693,514      6,360,201
  Cost of units redeemed                     (245,664)       (51,041)    (1,791,680)      (893,197)    (2,347,270)      (357,498)
  Annuity benefit payments                          0              0              0              0              0              0
  Net transfers                             2,233,143        607,545         57,780      9,755,898      3,838,020      4,280,112
  Contract maintenance charge                    (204)           (94)          (318)          (784)          (230)          (349)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions            6,648,983      1,497,798     20,797,113     27,158,363      9,184,034     10,282,466
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets           7,835,511      1,692,795     24,858,207     32,689,389     12,133,061     11,595,133
Net assets at beginning of period           1,415,931        195,143      1,339,542      1,506,305        960,599        757,390
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $  9,251,442   $  1,887,938   $ 26,197,749   $ 34,195,694   $ 13,093,660   $ 12,352,523
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                              MFS
                                         Massachusetts       MFS                         Putnam
                                           Investors       Mid-Cap       MFS Total       Growth:         Real        Small & Mid
                                             Trust         Growth         Return         Voyager        Estate        Cap Value
                                           Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                           (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                         -------------  ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    (29,661)  $   (175,051)  $  1,218,862   $    (17,352)  $     89,244   $   (195,420)

  Net realized gains (losses)                  31,138        240,526         96,318         20,005         85,445        302,506
  Change in net unrealized appreciation
     (depreciation) of investments          1,519,670      3,179,195      3,031,631        250,731      1,103,322      4,961,951
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from operations                      1,521,147      3,244,670      4,346,811        253,384      1,278,011      5,069,037
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold              8,539,800     16,793,458     26,082,150      1,370,274      4,712,170     18,300,375
  Cost of units redeemed                     (368,955)    (1,586,465)    (1,981,368)       (66,921)      (270,672)      (774,510)
  Annuity benefit payments                          0              0              0              0              0              0
  Net transfers                             4,428,095      6,698,974     19,382,023        377,840      3,389,622     10,247,170
  Contract maintenance charge                    (288)          (662)        (1,669)           (88)          (274)          (664)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions           12,598,652     21,905,305     43,481,136      1,681,105      7,830,846     27,772,371
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets          14,119,799     25,149,975     47,827,947      1,934,489      9,108,857     32,841,408
Net assets at beginning of period             799,034      1,484,978      3,598,858        437,384        426,417      1,774,785
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $ 14,918,833   $ 26,634,953   $ 51,426,805   $  2,371,873   $  9,535,274   $ 34,616,193
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                          SunAmerica                      Telecom      Worldwide                      Emerging
                                           Balanced      Technology       Utility     High Income      Comstock        Growth
                                           Portfolio     Portfolio       Portfolio     Portfolio      Portfolio      Portfolio
                                           (Class 3)     (Class 3)       (Class 3)     (Class 3)      (Class II)     (Class II)
                                         ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $     42,804   $    (32,883)  $      2,643   $     35,913   $   (901,791)  $   (272,215)

  Net realized gains (losses)                  13,990        169,467            865         (6,298)       (65,570)      (163,147)
  Change in net unrealized appreciation
     (depreciation) of investments            289,529        563,191          1,959          2,744     29,450,249      4,276,007
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from operations                        346,323        699,775          5,467         32,359     28,482,888      3,840,645
                                         ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold              2,714,527      2,511,985         58,197        268,442     21,397,565      5,029,202
  Cost of units redeemed                     (149,327)      (259,195)       (19,330)      (485,609)    (5,272,164)      (961,061)
  Annuity benefit payments                          0              0              0              0           (177)             0
  Net transfers                             2,389,821      1,925,718            (10)       637,797     42,326,254      6,681,415
  Contract maintenance charge                    (265)          (144)             0              0        (35,016)        (5,367)
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions            4,954,756      4,178,364         38,857        420,630     58,416,462     10,744,189
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets           5,301,079      4,878,139         44,324        452,989     86,899,350     14,584,834
Net assets at beginning of period             313,544        252,890            322            310     69,071,417     10,675,131
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $  5,614,623   $  5,131,029   $     44,646   $    453,299   $155,970,767   $ 25,259,965
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                          Growth and                   Conservative   Conservative
                                            Income        Balanced       Balanced        Growth      Equity Income  Flexible Income
                                           Portfolio      Portfolio      Portfolio      Portfolio        Fund          Portfolio
                                          (Class II)      (Class 1)      (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                         ------------   ------------   ------------   ------------   -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (865,790)  $    708,751   $     46,055   $    270,088   $    138,688    $    203,159

  Net realized gains (losses)                (154,614)       177,081         24,244         21,453         31,801         127,048
  Change in net unrealized appreciation
     (depreciation) of investments         24,732,770     15,635,079      1,086,642     11,008,693      3,219,226       1,993,484
                                         ------------   ------------   ------------   ------------   ------------    ------------
     Increase (decrease) in net assets
       from operations                     23,712,366     16,520,911      1,156,941     11,300,234      3,389,715       2,323,691
                                         ------------   ------------   ------------   ------------   ------------    ------------

From capital transactions:
  Net proceeds from units sold             38,300,785     10,928,945        977,987      5,008,567        673,497       2,098,786
  Cost of units redeemed                   (5,375,352)    (6,949,286)      (372,380)    (3,364,558)      (849,469)     (2,103,589)
  Annuity benefit payments                          0              0              0              0              0               0
  Net transfers                            32,593,981     36,612,049      4,008,078     17,701,549      4,271,905      11,848,695
  Contract maintenance charge                 (28,576)       (19,697)        (1,349)       (12,366)        (3,339)         (4,795)
                                         ------------   ------------   ------------   ------------   ------------    ------------
     Increase (decrease) in net assets
       from capital transactions           65,490,838     40,572,011      4,612,336     19,333,192      4,092,594      11,839,097
                                         ------------   ------------   ------------   ------------   ------------    ------------

Increase (decrease) in net assets          89,203,204     57,092,922      5,769,277     30,633,426      7,482,309      14,162,788
Net assets at beginning of period          54,671,463     56,256,951      5,293,412     30,829,627      9,177,433      13,683,644
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of period              $143,874,667   $113,349,873   $ 11,062,689   $ 61,463,053   $ 16,659,742    $ 27,846,432
                                         ============   ============   ============   ============   ============    ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                                                        International     Mid Cap        Money
                                            Growth      Growth & Income    Income          Growth          Stock         Market
                                             Fund            Fund           Fund            Fund           Fund           Fund
                                           (Class 1)       (Class 1)      (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                         ------------   ---------------  ------------   -------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    (18,426)   $    (13,990)   $    408,635   $       (271)  $    (27,409)  $    (37,731)

  Net realized gains (losses)                 (18,139)        (47,811)         34,610           (538)        24,352              0
  Change in net unrealized appreciation
     (depreciation) of investments            340,462       1,355,322         151,506         39,388        591,324              0
                                         ------------    ------------    ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from operations                        303,897       1,293,521         594,751         38,579        588,267        (37,731)
                                         ------------    ------------    ------------   ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold                 31,502         520,930         951,755         13,968         48,063        166,381
  Cost of units redeemed                      (31,034)       (319,742)       (980,617)        (3,655)      (176,625)      (684,861)
  Annuity benefit payments                          0               0               0              0              0              0
  Net transfers                               316,540       2,313,540       4,133,723         39,236      1,158,201        804,031
  Contract maintenance charge                    (487)         (1,681)         (1,651)          (108)          (702)        (3,042)
                                         ------------    ------------    ------------   ------------   ------------   ------------
     Increase (decrease) in net assets
       from capital transactions              316,521       2,513,047       4,103,210         49,441      1,028,937        282,509
                                         ------------    ------------    ------------   ------------   ------------   ------------

Increase (decrease) in net assets             620,418       3,806,568       4,697,961         88,020      1,617,204        244,778
Net assets at beginning of period             960,165       3,397,213       5,296,791         96,349      1,545,047      4,192,292
                                         ------------    ------------    ------------   ------------   ------------   ------------
Net assets at end of period              $  1,580,583    $  7,203,781    $  9,994,752   $    184,369   $  3,162,251   $  4,437,070
                                         ============    ============    ============   ============   ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                     Short Term        Small         Strategic          U.S.          West Coast
                                           REIT        Income        Cap Stock        Growth         Government         Equity
                                           Fund         Fund            Fund         Portfolio    Securities Fund        Fund
                                      (Class 1)(1)*   (Class 1)      (Class 1)       (Class 1)        (Class 1)        (Class 1)
                                      -------------  ----------     -----------    ------------   ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $ (150)    $   168,044    $   (13,252)      $ (10,947)    $    719,642      $    (91,816)

 Net realized gains (losses)               3,848         (14,053)         2,511         (19,803)         (91,791)           34,815
 Change in net unrealized
   appreciation (depreciation)
      of investments                          63         (34,368)       488,822       2,786,975         (537,046)        2,813,545
                                          ------     -----------    -----------    ------------     ------------      ------------
   Increase (decrease) in net
      assets from operations               3,761         119,623        478,081       2,756,225           90,805         2,756,544
                                          ------     -----------    -----------    ------------     ------------      ------------

From capital transactions:
 Net proceeds from units sold                  0         521,478         38,877       1,831,983        1,398,115           499,766
 Cost of units redeemed                        0      (1,070,850)       (72,189)       (471,548)      (2,120,770)         (677,641)
 Annuity benefit payments                      0               0              0               0                0                 0
 Net transfers                            (3,309)      2,850,182        670,683       3,289,097        6,725,915         3,021,139
 Contract maintenance charge                   0            (705)          (252)         (4,188)          (4,823)           (2,657)
                                          ------     -----------    -----------    ------------     ------------      ------------
   Increase (decrease) in net assets
      from capital transactions           (3,309)      2,300,105        637,119       4,645,344        5,998,437         2,840,607
                                          ------     -----------    -----------    ------------     ------------      ------------

Increase (decrease) in net assets            452       2,419,728      1,115,200       7,401,569        6,089,242         5,597,151
Net assets at beginning of period              0       2,038,212        482,497       6,316,415       13,912,635         5,088,442
                                          ------     -----------    -----------    ------------     ------------      ------------
Net assets at end of period               $  452     $ 4,457,940    $ 1,597,697    $ 13,717,984     $ 20,001,877      $ 10,685,593
                                          ======     ===========    ===========    ============     ============      ============

(1) For the period from October 1, 2003 (inception) to December 31, 2003.

* Increase (decrease) relates to net assets retained in Variable Separate Account by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                          Conservative   Conservative
                                             Balanced      Balanced         Growth      Equity Income  Flexible Income    Growth
                                             Portfolio     Portfolio       Portfolio        Fund          Portfolio        Fund
                                            (Class 2)      (Class 2)       (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                           ------------   ------------   ------------   -------------  ---------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                $ 247,643   $     7,321    $     67,898    $     47,820    $    118,291   $   (14,526)

  Net realized gains (losses)                   135,877        24,290          85,734          16,839          56,440        (4,930)
  Change in net unrealized appreciation
     (depreciation) of investments            9,381,180       531,127       4,811,520       1,818,888       1,959,825       239,366
                                           ------------   -----------    ------------    ------------    ------------   -----------
     Increase (decrease) in net assets
        from operations                       9,764,700       562,738       4,965,152       1,883,547       2,134,556       219,910
                                           ------------   -----------    ------------    ------------    ------------   -----------

From capital transactions:
  Net proceeds from units sold               14,654,869     1,072,607       6,884,523         689,500       2,652,527        85,942
  Cost of units redeemed                     (3,650,256)     (107,343)     (1,483,043)       (254,477)       (788,917)      (39,563)
  Annuity benefit payments                            0             0               0               0               0             0
  Net transfers                              26,401,100     3,177,247       5,455,922       2,481,107      19,493,520       322,611
  Contract maintenance charge                   (11,747)         (865)         (5,526)         (2,077)         (4,544)         (250)
                                           ------------   -----------    ------------    ------------    ------------   -----------
     Increase (decrease) in net assets
        from capital transaction             37,393,966     4,141,646      10,851,876       2,914,053      21,352,586       368,740
                                           ------------   -----------    ------------    ------------    ------------   -----------

Increase (decrease) in net assets            47,158,666     4,704,384      15,817,028       4,797,600      23,487,142       588,650
Net assets at beginning of period            30,039,868     2,096,260      13,916,380       5,420,503       9,135,987       621,532
                                           ------------   -----------    ------------    ------------    ------------   -----------
Net assets at end of period                $ 77,198,534   $ 6,800,644    $ 29,733,408    $ 10,218,103    $ 32,623,129   $ 1,210,182
                                           ============   ===========    ============    ============    ============   ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                            International    Mid Cap       Money
                                           Growth & Income      Income         Growth         Stock        Market          REIT
                                                Fund             Fund           Fund          Fund          Fund           Fund
                                              (Class 2)        (Class 2)      (Class 2)     (Class 2)     (Class 2)    (Class 2)(1)*
                                           ---------------   ------------   -------------  -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $   (10,457)    $    677,949     $    (727)   $   (14,570)  $   (44,315)      $  (2)

  Net realized gains (losses)                      3,195           46,529        (1,850)        (1,397)            0           4
  Change in net unrealized appreciation
     (depreciation) of investments               444,773          319,389        38,016        259,826             0          42
                                             -----------     ------------     ---------    -----------   -----------       -----
     Increase (decrease) in net assets
        from operations                          437,511        1,043,867        35,439        243,859       (44,315)         44
                                             -----------     ------------     ---------    -----------   -----------       -----

From capital transactions:
  Net proceeds from units sold                   119,098        3,014,062        10,456        129,561        35,989           0
  Cost of units redeemed                         (94,210)      (1,001,487)         (513)       (35,308)     (461,789)          0
  Annuity benefit payments                             0                0             0              0             0           0
  Net transfers                                  922,855        9,787,430        22,751        499,174    (1,138,453)        315
  Contract maintenance charge                       (628)          (2,527)          (42)          (227)       (1,578)        (57)
                                             -----------     ------------     ---------    -----------   -----------       -----
     Increase (decrease) in net assets
        from capital transactions                947,115       11,797,478        32,652        593,200    (1,565,831)        258
                                             -----------     ------------     ---------    -----------   -----------       -----

Increase (decrease) in net assets              1,384,626       12,841,345        68,091        837,059    (1,610,146)        302
Net assets at beginning of period              1,300,502        8,189,881        93,445        676,899     4,680,826           0
                                             -----------     ------------     ---------    -----------   -----------       -----
Net assets at end of period                  $ 2,685,128     $ 21,031,226     $ 161,536    $ 1,513,958   $ 3,070,680       $ 302
                                             ===========     ============     =========    ===========   ===========       =====

(1) For the period from October 1, 2003 (inception) to December 31, 2003.

* Increase (decrease) relates to net assets retained in Variable Separate Account by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                                                                          Nations
                                            Short Term        Small        Strategic         U.S.          West Coast     Asset
                                              Income        Cap Stock        Growth       Government        Equity      Allocation
                                               Fund           Fund         Portfolio    Securities Fund      Fund        Portfolio
                                             (Class 2)      (Class 2)      (Class 2)       (Class 2)       (Class 2)     (Class B)
                                            -----------    -----------    -----------   ---------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)              $    82,262    $    (8,134)   $   (15,815)   $    595,151     $   (48,008)  $     1,810

  Net realized gains (losses)                      (708)         1,031         49,158        (142,623)        (11,920)        3,828
  Change in net unrealized appreciation
    (depreciation) of investments                 5,635        265,979      1,162,262        (451,365)      1,211,058       131,100
                                            -----------    -----------    -----------    ------------     -----------   -----------
    Increase (decrease) in net assets
        from operations                          87,189        258,876      1,195,605           1,163       1,151,130       136,738
                                            -----------    -----------    -----------    ------------     -----------   -----------

From capital transactions:
  Net proceeds from units sold                1,250,580        109,434      2,533,875       1,528,053         452,096       409,257
  Cost of units redeemed                       (135,376)       (40,064)       (85,271)       (683,409)       (218,675)      (45,574)
  Annuity benefit payments                            0              0              0               0               0             0
  Net transfers                               3,755,111        469,337      1,698,703       3,074,443       1,474,196       462,888
  Contract maintenance charge                      (382)          (120)        (1,115)         (5,482)         (1,080)          (84)
                                            -----------    -----------    -----------    ------------     -----------   -----------
    Increase (decrease) in net assets
        from capital transactions             4,869,933        538,587      4,146,192       3,913,605       1,706,537       826,487
                                            -----------    -----------    -----------    ------------     -----------   -----------

Increase (decrease) in net assets             4,957,122        797,463      5,341,797       3,914,768       2,857,667       963,225
Net assets at beginning of period             1,186,149        233,628      2,319,061      12,261,264       2,313,911       320,275
                                            -----------    -----------    -----------    ------------     -----------   -----------
Net assets at end of period                 $ 6,143,271    $ 1,031,091    $ 7,660,858    $ 16,176,032     $ 5,171,578   $ 1,283,500
                                            ===========    ===========    ===========    ============     ===========   ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                                           Nations
                                            Nations       Nations         Nations          Marsico         Nations        Nations
                                            Capital      High Yield    International       Focused         Marsico        Marsico
                                            Growth         Bond           Value            Equities        Growth      21st Century
                                           Portfolio      Portfolio      Portfolio        Portfolio       Portfolio      Portfolio
                                           (Class B)      (Class B)      (Class B)        (Class B)       (Class B)      (Class B)
                                           ---------    ------------   -------------     ------------    -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $  (7,863)   $    803,603    $   (22,023)     $   (226,266)   $   (34,968)    $  (8,927)

  Net realized gains (losses)                 (5,337)        181,481         (3,103)           (4,620)         2,139        31,301
  Change in net unrealized appreciation
    (depreciation) of investments            115,488       1,527,022      2,503,120         4,103,699        597,431       191,203
                                           ---------    ------------    -----------      ------------    -----------     ---------
    Increase (decrease) in net assets
        from operations                      102,288       2,512,106      2,477,994         3,872,813        564,602       213,577
                                           ---------    ------------    -----------      ------------    -----------     ---------

From capital transactions:
  Net proceeds from units sold               381,814       5,389,644          8,654         7,165,869        612,075        83,988
  Cost of units redeemed                     (92,630)       (654,001)      (355,235)         (730,760)      (175,501)      (37,132)
  Annuity benefit payments                         0               0              0                 0              0             0
  Net transfers                               21,767       3,692,512       (251,117)        5,717,105        620,297       303,293
  Contract maintenance charge                    (81)           (914)        (1,227)           (2,023)          (270)         (165)
                                           ---------    ------------    -----------      ------------    -----------     ---------
    Increase (decrease) in net assets
        from capital transactions            310,870       8,427,241       (598,925)       12,150,191      1,056,601       349,984
                                           ---------    ------------    -----------      ------------    -----------     ---------

Increase (decrease) in net assets            413,158      10,939,347      1,879,069        16,023,004      1,621,203       563,561
Net assets at beginning of period            474,292       5,347,918      5,350,084         7,318,854      1,553,431       357,174
                                           ---------    ------------    -----------      ------------    -----------     ---------
Net assets at end of period                $ 887,450    $ 16,287,265    $ 7,229,153      $ 23,341,858    $ 3,174,634     $ 920,735
                                           =========    ============    ===========      ============    ===========     =========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                               Nations
                                               Marsico        Nations        Nations
                                            International     MidCap          Small         Nations         Asset          Cash
                                            Opportunities     Growth         Company         Value        Allocation    Management
                                              Portfolio      Portfolio      Portfolio      Portfolio        Series        Series
                                              (Class B)      (Class B)      (Class B)      (Class B)      (Class A)      (Class A)
                                            -------------   -----------    -----------    -----------    -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $   (12,667)   $   (19,364)   $   (37,518)   $        53    $ 1,780,706   $    (39,118)

  Net realized gains (losses)                      7,881          1,173        (45,944)       (14,546)    (3,242,948)    (1,039,582)
  Change in net unrealized appreciation
     (depreciation) of investments               362,067        313,741        808,271        634,701     16,844,375        761,673
                                             -----------    -----------    -----------    -----------    -----------   ------------
     Increase (decrease) in net assets
        from operations                          357,281        295,550        724,809        620,208     15,382,133       (317,027)
                                             -----------    -----------    -----------    -----------    -----------   ------------

From capital transactions:
  Net proceeds from units sold                   885,893        190,127        660,862        908,801        561,754        292,952
  Cost of units redeemed                         (33,982)       (58,607)       (95,632)      (213,086)   (10,977,109)   (17,252,868)
  Annuity benefit payments                             0              0              0              0       (352,213)      (229,049)
  Net transfers                                  911,277        774,469        488,124        860,745      2,285,292     (1,043,474)
  Contract maintenance charge                       (120)          (203)          (313)          (277)       (35,327)       (17,197)
                                             -----------    -----------    -----------    -----------    -----------   ------------
     Increase (decrease) in net assets
        from capital transactions              1,763,068        905,786      1,053,041      1,556,183     (8,517,603)   (18,249,636)
                                             -----------    -----------    -----------    -----------    -----------   ------------

Increase (decrease) in net assets              2,120,349      1,201,336      1,777,850      2,176,391      6,864,530    (18,566,663)
Net assets at beginning of period                162,764        825,185      1,653,094      1,514,847     77,262,301     42,259,574
                                             -----------    -----------    -----------    -----------    -----------   ------------
Net assets at end of period                  $ 2,283,113    $ 2,026,521    $ 3,430,944    $ 3,691,238    $84,126,831   $ 23,692,911
                                             ===========    ===========    ===========    ===========    ===========   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                                                                             U.S.
                                                                                                         Government/
                                                                Growth-      High-Yield                    AAA-Rated       Asset
                                                  Growth        Income          Bond      International   Securities    Allocation
                                                  Series        Series         Series         Series        Series         Fund
                                                (Class A)      (Class A)      (Class A)      (Class A)     (Class A)     (Class 2)
                                              -------------  -------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)           $  (5,901,383) $   2,014,177  $  3,475,381  $    (496,762) $  2,407,479  $    679,271

       Net realized gains (losses)              (35,679,738)    (4,950,872)   (2,346,211)   (11,302,957)      107,329        23,246
       Change in net unrealized appreciation
           (depreciation) of investments        191,157,373    149,471,239     9,052,007     38,778,501    (1,906,536)    6,543,159
                                              -------------  -------------  ------------  -------------  ------------  ------------
           Increase (decrease) in net assets
            from operations                     149,576,252    146,534,544    10,181,177     26,978,782       608,272     7,245,676
                                              -------------  -------------  ------------  -------------  ------------  ------------

From capital transactions:
       Net proceeds from units sold               3,731,056      4,278,136       449,290        978,499       336,598     4,184,949
       Cost of units redeemed                   (54,113,636)   (61,677,017)   (6,432,675)   (12,911,872)  (10,083,353)   (2,136,441)
       Annuity benefit payments                  (2,246,559)    (2,765,355)     (304,996)      (333,939)     (392,237)            0
       Net transfers                              1,226,682      2,407,781     1,489,879     (4,170,313)   (8,830,326)   42,621,919
       Contract maintenance charge                 (220,292)      (240,766)      (23,498)       (44,976)      (27,349)      (14,462)
                                              -------------  -------------  ------------  -------------  ------------  ------------
           Increase (decrease) in net assets
            from capital transactions           (51,622,749)   (57,997,221)   (4,822,000)   (16,482,601)  (18,996,667)   44,655,965
                                              -------------  -------------  ------------  -------------  ------------  ------------

Increase (decrease) in net assets                97,953,503     88,537,323     5,359,177     10,496,181   (18,388,395)   51,901,641
Net assets at beginning of period               461,949,416    499,046,074    47,100,049    103,399,320    73,975,247    11,255,126
                                              -------------  -------------  ------------  -------------  ------------  ------------
Net assets at end of period                   $ 559,902,919  $ 587,583,397  $ 52,459,226  $ 113,895,501  $ 55,586,852  $ 63,156,767
                                              =============  =============  ============  =============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (continued)

                                                           Global                         Growth-         Growth         Mid Cap
                                                           Growth           Growth         Income       and Income        Value
                                                            Fund             Fund           Fund         Portfolio      Portfolio
                                                         (Class 2)        (Class 2)      (Class 2)      (Class VC)     (Class VC)
                                                        ------------    -------------  -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                     $   (275,481)   $    (868,715) $     216,319   $   (203,810)  $   (180,300)

       Net realized gains (losses)                           198,356          318,802        237,672         62,202        436,131
       Change in net unrealized appreciation
           (depreciation) of investments                   8,328,168       21,030,206     27,946,793     12,492,119      5,822,575
                                                        ------------    -------------  -------------   ------------   ------------
           Increase (decrease) in net assets from
            operations                                     8,251,043       20,480,293     28,400,784     12,350,511      6,078,406
                                                        ------------    -------------  -------------   ------------   ------------

From capital transactions:
       Net proceeds from units sold                       17,682,071       43,117,704     54,351,984     16,285,765      2,128,241
       Cost of units redeemed                             (1,334,894)      (3,996,919)    (4,507,905)    (1,997,918)    (1,961,900)
       Annuity benefit payments                                    0           (1,670)        (1,441)             0           (655)
       Net transfers                                      31,398,074      100,608,848    106,171,825     28,354,994     18,408,894
       Contract maintenance charge                            (4,791)         (18,150)       (27,469)       (14,787)        (9,900)
                                                        ------------    -------------  -------------   ------------   ------------
           Increase (decrease) in net assets from
            capital transactions                          47,740,460      139,709,813    155,986,994     42,628,054     18,564,680
                                                        ------------    -------------  -------------   ------------   ------------

Increase (decrease) in net assets                         55,991,503      160,190,106    184,387,778     54,978,565     24,643,086
Net assets at beginning of period                          5,341,576       12,902,924     21,685,563     19,890,469     14,682,783
                                                        ------------    -------------  -------------   ------------   ------------
Net assets at end of period                             $ 61,333,079    $ 173,093,030  $ 206,073,341   $ 74,869,034   $ 39,325,869
                                                        ============    =============  =============   ============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION
      ------------

      Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following variable annuity products:
      Pathway, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II and Polaris Advisor. Polaris Advisor was launched on November 11, 2002. Polaris Platinum II and Polaris Choice II were launched on September 30, 2002. Polaris Platinum and WM Diversified Strategies were launched on July 9, 2001. Polaris Protector was launched on July 23, 2001. Polaris Choice and WM Diversified Strategies III were launched on November 5, 2001.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of a total of 160 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the eighty-five currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (Continued)
      ------------------------

      thirty-four currently available Class 1 and Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), (5) the ten currently available Class B investment portfolios of the Nations Separate Account Trust (the "Nations Trust"), (6) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), or (7) the two currently available funds of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the WM Trust and the American Series, the Class B shares in the Nations Trust, the Class II shares in the Van Kampen Trust, and the Class 3 shares of the Anchor Series Trust and SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, the Nations Trust, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

      On January 20, 2004, the portfolios of the Anchor Pathway Fund ("Pathway Fund") were substituted for those in the American Series. On that date, the Variable Accounts that invested in portfolios of Pathway Fund exchanged their shares in the portfolios of the American Series, for shares with an equal value in similar portfolios of the American Series. The unit value of each Variable Account remained the same. The substitution was a tax-free reorganization.

Predecessor Pathway Fund Portfolio             Current American Series Portfolio
----------------------------------             ---------------------------------
Growth Series                                  Growth Fund
International Series                           International Fund
Growth-Income Series                           Growth-Income Fund
Asset Allocation Series                        Asset Allocation Fund
High-Yield Bond Series                         High-Income Bond Fund
U.S. Government/AAA-Rated Securities Series    U.S. Government/AAA-Rated Securities Fund
Cash Management Series                         Cash Management Fund

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (Continued)
      ------------------------

      Prior to May 1, 2004, the Small Cap Growth Fund was named Small Cap Stock Fund. On January 23, 2004 the Nations Capital Growth Portfolio was merged into the Nations Marsico Growth Portfolio.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      ------------------------------------------

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year presentation.

      RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
      ------------------------------------------------------

      Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS
      ----------------------

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. There are no contract maintenance charges under the Polaris Advisor contract.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: Pathway, 1.15% or 1.25%; Polaris, 1.37%; Polaris II, 1.37% or 1.62%; PolarisAmerica, 1.37% or 1.62%; Polaris Platinum, 1.37% or 1.62%; WM Diversified Strategies, 1.25%, 1.40% or 1.65%; Polaris Protector, 1.37% or 1.62%; Polaris Choice, 1.37%, 1.57% or 1.82%; WM Diversified Strategies III, 1.40%, 1.55% or 1.80%; Polaris Platinum II, 1.37% or 1.62%; Polaris Choice II, 1.37%, 1.57% or 1.82%; Polaris Advisor, 1.37%, 1.57% or 1.82%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (Continued)
      ----------------------------------

      administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Platinum II, Polaris II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is from 0.10% to 0.65% of the Income Benefit Base, deducted annually from the contract value, and is recorded as redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

      CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.10% to 0.65% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME REWARDS FEE: The optional Income Rewards feature offered in Polaris Platinum, Polaris Protector, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides guaranteed withdrawals over a minimum number of years that, in total, equal at least the initial purchase payment adjusted for withdrawals. The fee is from 0.45% to 0.65% of purchase payments adjusted for withdrawals. It is deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (Continued)
      ----------------------------------

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS
      ----------------------------------

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2004 consist of the following:

                                                    Cost of Shares    Proceeds from
               Variable Accounts                       Acquired        Shares Sold
               -----------------                    --------------    -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                $   14,986,889    $  66,564,967
Capital Appreciation Portfolio (Class 1)                26,146,363      158,830,554
Government and Quality Bond Portfolio (Class 1)         29,975,664      125,713,718
Growth Portfolio (Class 1)                              31,028,256       69,893,708
Natural Resources Portfolio (Class 1)                   22,534,014       17,048,223
Asset Allocation Portfolio (Class 2)                     6,958,867        2,454,177
Capital Appreciation Portfolio (Class 2)                24,407,127       11,497,175
Government and Quality Bond Portfolio (Class 2)         31,435,406       27,964,620
Growth Portfolio (Class 2)                              18,308,710        7,139,610
Natural Resources Portfolio (Class 2)                    9,539,053        4,120,356
Asset Allocation Portfolio (Class 3)                     9,938,775        1,535,298
Capital Appreciation Portfolio (Class 3)               100,020,194        1,833,276
Government and Quality Bond Portfolio (Class 3)        120,417,641       15,090,231
Growth Portfolio (Class 3)                              57,133,038        1,448,710
Natural Resources Portfolio (Class 3)                   15,620,312        3,167,816

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (Continued)
      ----------------------------------------------

                                                                              Cost of Shares   Proceeds from
               Variable Accounts                                                 Acquired       Shares Sold
               -----------------                                              --------------   -------------
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                                         $   43,081,445   $  70,230,279
Alliance Growth Portfolio (Class 1)                                               22,478,507     215,447,002
Blue Chip Growth Portfolio (Class 1)                                               5,655,523       8,736,384
Cash Management Portfolio (Class 1)                                              236,034,430     277,929,504
Corporate Bond Portfolio (Class 1)                                                21,001,566      48,105,966
Davis Venture Value Portfolio (Class 1)                                           21,895,872     256,461,484
"Dogs" of Wall Street Portfolio (Class 1)                                          9,063,794      21,434,211
Emerging Markets Portfolio (Class 1)                                              15,759,076      25,435,339
Federated American Leaders Portfolio (Class 1)                                     6,967,545      33,930,683
Global Bond Portfolio (Class 1)                                                    4,951,339      20,380,855
Global Equities Portfolio (Class 1)                                                1,909,907      45,623,770
Goldman Sachs Research Portfolio (Class 1)                                         2,711,398       7,826,126
Growth-Income Portfolio (Class 1)                                                  7,188,999     156,085,144
Growth Opportunities Portfolio (Class 1)                                           4,816,403      15,544,535
High-Yield Bond Portfolio (Class 1)                                               65,795,546     110,634,342
International Diversified Equities Portfolio (Class 1)                            22,154,001      46,724,083
International Growth & Income Portfolio (Class 1)                                 19,460,945      30,447,538
Marsico Growth Portfolio (Class 1)                                                 5,398,876      20,962,083
MFS Massachusetts Investors Trust Portfolio (Class 1)                              5,209,777      42,794,916
MFS Mid-Cap Growth Portfolio (Class 1)                                            25,275,103      51,634,102
MFS Total Return Portfolio (Class 1)                                              15,341,299      68,728,495
Putnam Growth: Voyager Portfolio (Class 1)                                         1,519,031      49,593,320
Real Estate Portfolio (Class 1)                                                   23,740,715      28,484,694
SunAmerica Balanced Portfolio (Class 1)                                            4,447,959      40,459,701
Technology Portfolio (Class 1)                                                    14,859,096      29,236,276
Telecom Utility Portfolio (Class 1)                                                5,662,973       8,611,564
Worldwide High Income Portfolio (Class 1)                                          9,928,481      19,486,106
Aggressive Growth Portfolio (Class 2)                                              5,503,290       6,093,240
Alliance Growth Portfolio (Class 2)                                               14,643,259       9,589,377
Blue Chip Growth Portfolio (Class 2)                                               2,839,318       2,890,048
Cash Management Portfolio (Class 2)                                               54,501,764      53,770,315
Corporate Bond Portfolio (Class 2)                                                16,017,907       9,441,533
Davis Venture Value Portfolio (Class 2)                                           38,312,264      14,312,336
"Dogs" of Wall Street Portfolio (Class 2)                                          4,622,610       2,726,685

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (Continued)
      ----------------------------------------------

                                                                      Cost of Shares                           Proceeds from
                   Variable Accounts                                     Acquired                               Shares Sold
                   -----------------                                  --------------                           -------------
SUNAMERICA TRUST (continued):
Emerging Markets Portfolio (Class 2)                                   $   6,390,600                           $   2,570,721
Federated American Leaders Portfolio (Class 2)                             4,503,293                               3,546,326
Foreign Value Portfolio (Class 2)                                         26,762,659                               3,270,176
Global Bond Portfolio (Class 2)                                            5,089,649                               3,823,009
Global Equities Portfolio (Class 2)                                        1,528,868                               3,456,482
Goldman Sachs Research Portfolio (Class 2)                                   646,622                                 823,151
Growth-Income Portfolio (Class 2)                                          4,311,404                               8,687,439
Growth Opportunities Portfolio (Class 2)                                   1,378,926                               2,059,900
High-Yield Bond Portfolio (Class 2)                                       17,366,587                              17,232,955
International Diversified Equities Portfolio (Class 2)                    19,759,702                               4,007,805
International Growth & Income Portfolio (Class 2)                          7,462,719                               4,842,582
Marsico Growth Portfolio (Class 2)                                         8,381,096                               7,503,878
MFS Massachusetts Investors Trust Portfolio (Class 2)                      5,973,307                               5,140,491
MFS Mid-Cap Growth Portfolio (Class 2)                                    12,592,665                              10,587,327
MFS Total Return Portfolio (Class 2)                                      15,305,127                              18,444,533
Putnam Growth: Voyager Portfolio (Class 2)                                   781,968                               2,644,988
Real Estate Portfolio (Class 2)                                            9,837,236                               6,705,204
Small & Mid Cap Value Portfolio (Class 2)                                 23,265,624                               3,482,982
SunAmerica Balanced Portfolio (Class 2)                                    4,340,073                               5,039,322
Technology Portfolio (Class 2)                                             4,873,576                               5,208,661
Telecom Utility Portfolio (Class 2)                                        1,197,900                                 585,740
Worldwide High Income Portfolio (Class 2)                                  3,197,178                               1,994,463
Aggressive Growth Portfolio (Class 3)                                      5,911,264                               2,335,546
Alliance Growth Portfolio (Class 3)                                       41,346,113                                 896,119
Blue Chip Growth Portfolio (Class 3)                                       6,753,147                               2,664,737
Cash Management Portfolio (Class 3)                                      134,933,795                              87,531,265
Corporate Bond Portfolio (Class 3)                                        67,263,989                              10,164,319
Davis Venture Value Portfolio (Class 3)                                  129,778,780                               4,871,282
"Dogs" of Wall Street Portfolio (Class 3)                                  7,870,838                               1,820,275
Emerging Markets Portfolio (Class 3)                                       9,935,106                               2,644,607
Federated American Leaders Portfolio (Class 3)                            23,040,720                               1,386,576
Foreign Value Portfolio (Class 3)                                        105,229,687                               4,928,100
Global Bond Portfolio (Class 3)                                           12,308,457                               3,184,371
Global Equities Portfolio (Class 3)                                        5,707,126                               1,931,098

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (Continued)
      ----------------------------------------------

                                                                     Cost of Shares                           Proceeds from
                  Variable Accounts                                     Acquired                               Shares Sold
                  -----------------                                  --------------                           -------------
SUNAMERICA TRUST (continued):
Goldman Sachs Research Portfolio (Class 3)                            $     903,857                            $    193,605
Growth-Income Portfolio (Class 3)                                        11,212,921                               3,332,616
Growth Opportunities Portfolio (Class 3)                                  2,504,478                                 915,455
High-Yield Bond Portfolio (Class 3)                                      53,483,051                              38,468,940
International Diversified Equities Portfolio (Class 3)                   60,218,776                               4,349,761
International Growth & Income Portfolio (Class 3)                        21,884,212                               4,676,673
Marsico Growth Portfolio (Class 3)                                       10,947,160                               2,426,147
MFS Massachusetts Investors Trust Portfolio (Class 3)                    16,917,602                               1,449,883
MFS Mid-Cap Growth Portfolio (Class 3)                                   29,464,209                               7,240,549
MFS Total Return Portfolio (Class 3)                                     75,867,666                               5,626,359
SunAmerica Balanced Portfolio (Class 3)                                   7,552,476                               1,700,066
Putnam Growth: Voyager Portfolio (Class 3)                                1,566,142                                 887,623
Real Estate Portfolio (Class 3)                                          20,691,318                               6,226,754
Small & Mid Cap Value Portfolio (Class 3)                                76,832,655                               3,620,238
SunAmerica Balanced Portfolio (Class 3)                                   7,552,476                               1,700,066
Technology Portfolio (Class 3)                                            7,483,302                               3,712,209
Telecom Utility Portfolio (Class 3)                                          55,733                                  22,409
Worldwide High Income Portfolio (Class 3)                                 2,084,500                               1,606,097

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                                    $  91,718,761                            $ 12,695,217
Emerging Growth Portfolio                                                 7,686,660                               5,451,520
Growth and Income Portfolio                                             107,565,399                               9,207,810

WM TRUST:
Balanced Portfolio (Class 1)                                          $  38,224,319                            $ 10,474,840
Conservative Balanced Portfolio (Class 1)                                 5,507,069                               2,516,623
Conservative Growth Portfolio (Class 1)                                  13,354,150                               7,683,686
Equity Income Fund (Class 1)                                              3,847,277                               1,923,786
Flexible Income Portfolio (Class 1)                                      12,902,235                               5,598,710
Growth Fund (Class 1)                                                       212,678                                 174,800
Growth & Income Fund (Class 1)                                            1,741,136                                 732,303
Income Fund (Class 1)                                                     2,784,366                               2,861,042
International Growth Fund (Class 1)                                         324,265                                  43,524
Mid Cap Stock Fund (Class 1)                                              2,002,457                                 306,368

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (Continued)
      ----------------------------------------------

                                                                   Cost of Shares         Proceeds from
                 Variable Accounts                                    Acquired             Shares Sold
                 -----------------                                 --------------         -------------
WM TRUST (continued):
Money Market Fund (Class 1)                                          $  3,119,163          $  3,419,494
REIT Fund (Class 1)                                                       624,535               113,085
Short Term Income Fund (Class 1)                                        1,159,954             1,657,713
Small Cap Growth Fund (Class 1)                                           870,001               276,354
Strategic Growth Portfolio (Class 1)                                    5,882,818             2,318,424
U.S. Government Securities Fund (Class 1)                               2,034,237             7,142,507
West Coast Equity Fund (Class 1)                                        3,273,055             1,122,249
Balanced Portfolio (Class 2)                                           49,867,284             5,026,526
Conservative Balanced Portfolio (Class 2)                               8,893,505             1,390,020
Conservative Growth Portfolio (Class 2)                                19,909,854             3,742,698
Equity Income Fund (Class 2)                                            7,253,092             1,329,801
Flexible Income Portfolio (Class 2)                                    30,524,325             2,945,700
Growth Fund (Class 2)                                                     524,030               567,678
Growth & Income Fund (Class 2)                                            971,596               535,936
Income Fund (Class 2)                                                   7,687,061             5,493,169
International Growth Fund (Class 2)                                        86,270                13,835
Mid Cap Stock Fund  (Class 2)                                           1,030,258               236,606
Money Market Fund (Class 2)                                             6,155,909             3,857,687
REIT Fund (Class 2)                                                       223,900                59,741
Short Term Income Fund (Class 2)                                        3,568,137             2,604,251
Small Cap Growth Fund (Class 2)                                           729,263               604,114
Strategic Growth Portfolio (Class 2)                                    7,313,073             1,584,919
U.S. Government Securities Fund (Class 2)                               2,018,691             5,444,014
West Coast Equity Fund (Class 2)                                        3,149,428             1,085,458

NATIONS TRUST (Class B):
Nations Asset Allocation Portfolio                                   $    338,438          $    221,375
Nations High Yield Bond Portfolio                                      14,564,292             4,343,427
Nations International Value Portfolio                                   1,046,488             1,212,429
Nations Marsico Focused Equities Portfolio                             21,434,689             3,411,321
Nations Marsico Growth Portfolio                                        2,866,890             1,578,348
Nations Marsico 21st Century Portfolio                                    384,414               250,239
Nations Marsico International Opportunities Portfolio                   2,811,720               504,660
Nations MidCap Growth Portfolio                                           320,799               607,028
Nations Small Company Portfolio                                           789,902               659,121
Nations Value Portfolio                                                 2,443,999               593,002

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (Continued)
      ----------------------------------------------

                                                              Cost of Shares       Proceeds from
Variable Accounts                                                Acquired           Shares Sold
-----------------                                             --------------       -------------
AMERICAN SERIES:
Asset Allocation Fund (Class 2)                                $  38,531,601        $  1,241,019
Global Growth Fund  (Class 2)                                    120,663,332           6,310,854
Growth Fund (Class 2)                                            207,481,301          13,624,452
Growth-Income Fund (Class 2)                                     241,233,513          14,049,458
Asset Allocation Fund (Class 3)                                    7,339,219          13,427,636
Cash Management Fund (Class 3)                                    17,661,396          21,413,771
Growth Fund (Class 3)                                              6,813,467         102,369,042
Growth-Income Fund (Class 3)                                      12,901,241         104,178,752
High-Income Bond Fund (Class 3)                                    8,607,854          13,873,350
International Fund (Class 3)                                       5,056,306          21,071,892
U.S. Government/AAA-Rated Securities Fund (Class 3)                6,412,085          15,573,093

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                                    $  69,559,831        $  4,538,317
Mid Cap Value Portfolio                                           44,693,374           4,111,126

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING
   ----------------------------

The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                        Government
                                               Asset       Capital         and                      Natural      Asset
                                            Allocation   Appreciation  Quality Bond      Growth    Resources   Allocation
                                             Portfolio    Portfolio     Portfolio      Portfolio   Portfolio   Portfolio
                                             (Class 1)    (Class 1)     (Class 1)      (Class 1)   (Class 1)   (Class 2)
                                            -----------  ------------  ------------   -----------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0             0             0             0           0    161,017
     Units redeemed                                   0             0             0             0           0    (12,703)
     Units transferred                                0             0             0             0           0     51,914
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0    200,228
Beginning units                                       0             0             0             0           0    329,270
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0    529,498
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                 106,162       217,125       217,111       108,892      33,439          0
     Units redeemed                          (2,916,536)   (3,039,945)   (3,561,046)   (1,620,131)   (550,495)         0
     Units transferred                          162,874      (713,376)   (2,901,232)      192,434     660,954          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding     (2,647,500)   (3,536,196)   (6,245,167)   (1,318,805)    143,898          0
Beginning units                              19,681,721    26,581,037    27,089,860    13,988,408   3,929,421          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                 17,034,221    23,044,841    20,844,693    12,669,603   4,073,319          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0         1,189           128             0           0          0
     Units redeemed                                   0       (38,617)      (71,204)            0           0          0
     Units transferred                                0           179       (42,965)            0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0       (37,249)     (114,041)            0           0          0
Beginning units                                       0       470,167       534,921             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0       432,918       420,880             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0             0             0             0           0        206
     Units redeemed                                   0             0             0             0           0    (14,335)
     Units transferred                                0             0             0             0           0      2,630
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0    (11,499)
Beginning units                                       0             0             0             0           0     46,563
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0     35,064
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========

                                                            Government
                                               Capital         and                    Natural      Asset       Capital
                                            Appreciation   Quality Bond    Growth    Resources   Allocation  Appreciation
                                              Portfolio     Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                                              (Class 2)     (Class 2)    (Class 2)   (Class 2)   (Class 3)    (Class 3)
                                            -------------  ------------  ----------  ----------  ---------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0             0           0           0          0              0
     Units redeemed                                     0             0           0           0          0              0
     Units transferred                                  0             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding                0             0           0           0          0              0
Beginning units                                         0             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                            0             0           0           0          0              0
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.40%:
     Units sold                                     2,470             0           0           0          0              0
     Units redeemed                                (4,587)            0           0           0          0              0
     Units transferred                             35,122             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding           33,005             0           0           0          0              0
Beginning units                                    40,276             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                       73,281             0           0           0          0              0
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                   387,850       882,472     415,568     103,847          0        992,226
     Units redeemed                              (116,215)     (391,310)    (96,565)    (21,725)         0        (85,819)
     Units transferred                            113,560      (256,256)    120,190      87,918          0        453,202
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding          385,195       234,906     439,193     170,040          0      1,359,609
Beginning units                                 2,120,302     5,740,302   1,722,000     401,282          0      1,159,548
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                    2,505,497     5,975,208   2,161,193     571,322          0      2,519,157
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                         0             0           0           0          0              0
     Units redeemed                                     0             0           0           0          0              0
     Units transferred                                  0             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding                0             0           0           0          0              0
Beginning units                                         0             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                            0             0           0           0          0              0
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0             0           0           0          0              0
     Units redeemed                                     0             0           0           0          0              0
     Units transferred                                  0             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding                0             0           0           0          0              0
Beginning units                                         0             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                            0             0           0           0          0              0
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       894         2,673         950          61     72,791        414,563
     Units redeemed                                (2,681)      (11,648)     (2,976)     (1,076)    (5,637)       (12,301)
     Units transferred                             (3,382)      (15,024)      1,072       1,309     17,793        121,744
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding           (5,169)      (23,999)       (954)        294     84,947        524,006
Beginning units                                    95,319       324,172      55,138      19,443     25,522        121,861
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                       90,150       300,173      54,184      19,737    110,469        645,867
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       529             0           0           0          0              0
     Units redeemed                                (2,608)            0           0           0          0              0
     Units transferred                              3,816             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding            1,737             0           0           0          0              0
Beginning units                                    31,000             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                       32,737             0           0           0          0              0
                                            =============  ============  ==========  ==========  =========   ============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                     4,741             0           0           0          0              0
     Units redeemed                                (2,498)            0           0           0          0              0
     Units transferred                             15,745             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding           17,988             0           0           0          0              0
Beginning units                                    34,580             0           0           0          0              0
                                            -------------  ------------  ----------  ----------  ---------   ------------
Ending units                                       52,568             0           0           0          0              0
                                            =============  ============  ==========  ==========  =========   ============

                                             Government
                                                and                    Natural    Aggressive   Alliance     Blue Chip      Cash
                                            Quality Bond    Growth    Resources     Growth      Growth       Growth     Management
                                             Portfolio    Portfolio   Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                             (Class 3)    (Class 3)   (Class 3)   (Class 1)   (Class 1)     (Class 1)    (Class 1)
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                2,341,006     765,798     178,495           0            0            0            0
     Units redeemed                             (318,340)    (73,989)     (8,522)          0            0            0            0
     Units transferred                           788,541     320,109      67,895           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding       2,811,207   1,011,918     237,868           0            0            0            0
Beginning units                                3,984,131     890,267     166,766           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                   6,795,338   1,902,185     404,634           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0           0           0      95,550      213,084       60,463      376,149
     Units redeemed                                    0           0           0  (1,271,613)  (3,838,903)    (630,773)  (5,847,996)
     Units transferred                                 0           0           0    (764,685)  (3,110,139)     139,271    2,324,970
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0  (1,940,748)  (6,735,958)    (431,039)  (3,146,877)
Beginning units                                        0           0           0  11,572,538   32,154,816    4,287,072   13,396,619
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0   9,631,790   25,418,858    3,856,033   10,249,742
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0           0           0           0        1,535            0            0
     Units redeemed                                    0           0           0      (2,842)     (20,229)     (12,487)     (18,605)
     Units transferred                                 0           0           0        (206)       2,601       (1,140)      (1,012)
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0      (3,048)     (16,093)     (13,627)     (19,617)
Beginning units                                        0           0           0      43,121      182,614      119,325       68,361
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0      40,073      166,521      105,698       48,744
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  852,381     246,572      63,874           0            0            0            0
     Units redeemed                              (50,134)     (8,812)       (643)          0            0            0            0
     Units transferred                           259,960      57,650      27,121           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding       1,062,207     295,410      90,352           0            0            0            0
Beginning units                                  609,421      89,400       9,577           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                   1,671,628     384,810      99,929           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      For the year ended December 31, 2004.

                                                                        Government
                                               Asset       Capital         and                      Natural      Asset
                                            Allocation   Appreciation  Quality Bond      Growth    Resources   Allocation
                                             Portfolio    Portfolio     Portfolio      Portfolio   Portfolio   Portfolio
                                             (Class 1)    (Class 1)     (Class 1)      (Class 1)   (Class 1)   (Class 2)
                                            -----------  ------------  ------------   -----------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                       0             0             0             0           0      1,740
     Units redeemed                                   0             0             0             0           0     (4,875)
     Units transferred                                0             0             0             0           0     13,445
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0     10,310
Beginning units                                       0             0             0             0           0     82,132
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0     92,442
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                       0             0             0             0           0      3,241
     Units redeemed                                   0             0             0             0           0     (1,393)
     Units transferred                                0             0             0             0           0      4,098
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0      5,946
Beginning units                                       0             0             0             0           0    114,393
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0    120,339
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       2         6,357         5,841         1,985      (3,373)         0
     Units redeemed                              (4,106)      (27,359)      (40,688)      (11,626)    (16,894)         0
     Units transferred                           (3,877)        3,976       (70,549)       13,566     (31,483)         0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding         (7,981)      (17,026)     (105,396)        3,925     (51,750)         0
Beginning units                                  96,377       393,375       528,784       204,580     118,289          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                     88,396       376,349       423,388       208,505      66,539          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0           184             0             0           0          0
     Units redeemed                                   0        (7,599)      (29,723)            0           0          0
     Units transferred                                0          (492)      (14,975)            0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0        (7,907)      (44,698)            0           0          0
Beginning units                                       0       181,227       244,751             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0       173,320       200,053             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0             0             0             0           0          0
     Units redeemed                                   0             0             0             0           0          0
     Units transferred                                0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0          0
Beginning units                                       0             0             0             0           0          0
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0          0
                                            ===========  ============  ============   ===========  ==========  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       0             0             0             0           0        477
     Units redeemed                                   0             0             0             0           0     (2,573)
     Units transferred                                0             0             0             0           0      4,319
                                            -----------  ------------  ------------   -----------  ----------  ---------
Increase (decrease) in units outstanding              0             0             0             0           0      2,223
Beginning units                                       0             0             0             0           0     49,872
                                            -----------  ------------  ------------   -----------  ----------  ---------
Ending units                                          0             0             0             0           0     52,095
                                            ===========  ============  ============   ===========  ==========  =========

                                                            Government
                                               Capital         and                     Natural      Asset       Capital
                                            Appreciation   Quality Bond     Growth    Resources   Allocation  Appreciation
                                              Portfolio     Portfolio     Portfolio   Portfolio   Portfolio    Portfolio
                                              (Class 2)     (Class 2)     (Class 2)   (Class 2)   (Class 3)    (Class 3)
                                            -------------  ------------   ----------  ----------  ---------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0             0            0           0          0              0
     Units redeemed                                  (488)            0            0           0          0              0
     Units transferred                              4,995             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding            4,507             0            0           0          0              0
Beginning units                                    16,227             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                       20,734             0            0           0          0              0
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                     2,685         5,733        1,872       1,860    215,514        653,793
     Units redeemed                                (5,432)      (26,316)      (6,408)     (1,880)   (15,178)       (20,761)
     Units transferred                              2,429       (17,633)         579      (6,137)    95,297        213,718
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding             (318)      (38,216)      (3,957)     (6,157)   295,633        846,750
Beginning units                                   171,809       371,227       80,754      34,514    109,338        282,999
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                      171,491       333,011       76,797      28,357    404,971      1,129,749
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                    20,603        54,184       25,215       2,600          0        109,252
     Units redeemed                               (40,225)     (117,061)     (19,423)     (5,029)         0        (10,447)
     Units transferred                              5,596      (141,105)       2,916      53,715          0         41,281
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding          (14,026)     (203,982)       8,708      51,286          0        140,086
Beginning units                                   406,094     1,146,980      335,658     104,640          0        137,361
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                      392,068       942,998      344,366     155,926          0        277,447
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0             0            0           0          0              0
     Units redeemed                                     0             0            0           0          0              0
     Units transferred                                  0             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding                0             0            0           0          0              0
Beginning units                                         0             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                            0             0            0           0          0              0
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0             0            0           0          0              0
     Units redeemed                                     0             0            0           0          0              0
     Units transferred                                  0             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding                0             0            0           0          0              0
Beginning units                                         0             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                            0             0            0           0          0              0
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.80%:
     Units sold                                         0             0            0           0          0              0
     Units redeemed                                (2,466)            0            0           0          0              0
     Units transferred                             11,875             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding            9,409             0            0           0          0              0
Beginning units                                    19,710             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                       29,119             0            0           0          0              0
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.95%:
     Units sold                                        73             0            0           0          0              0
     Units redeemed                                (3,297)            0            0           0          0              0
     Units transferred                              1,067             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding           (2,157)            0            0           0          0              0
Beginning units                                     9,532             0            0           0          0              0
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                        7,375             0            0           0          0              0
                                            =============  ============   ==========  ==========  =========   ============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       463         4,280          264           0     14,949         70,596
     Units redeemed                                (1,557)       (4,622)        (226)       (140)      (533)        (1,775)
     Units transferred                                (76)         (434)       4,071         664      3,538         19,146
                                            -------------  ------------   ----------  ----------  ---------   ------------
Increase (decrease) in units outstanding           (1,170)         (776)       4,109         524     17,954         87,967
Beginning units                                    49,851       121,397       17,080       5,838      6,017         39,268
                                            -------------  ------------   ----------  ----------  ---------   ------------
Ending units                                       48,681       120,621       21,189       6,362     23,971        127,235
                                            =============  ============   ==========  ==========  =========   ============

                                             Government
                                                and                    Natural    Aggressive   Alliance     Blue Chip      Cash
                                            Quality Bond    Growth    Resources     Growth      Growth       Growth     Management
                                             Portfolio    Portfolio   Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                             (Class 3)    (Class 3)   (Class 3)   (Class 1)   (Class 1)     (Class 1)    (Class 1)
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                1,529,709     495,099     113,712           0            0            0            0
     Units redeemed                             (131,612)    (16,763)    (12,981)          0            0            0            0
     Units transferred                           271,836     157,948      19,428           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding       1,669,933     636,284     120,159           0            0            0            0
Beginning units                                1,545,706     230,864      60,147           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                   3,215,639     867,148     180,306           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  255,315      78,010      23,277           0            0            0            0
     Units redeemed                              (46,221)     (9,499)     (2,380)          0            0            0            0
     Units transferred                            28,746      37,219      29,344           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding         237,840     105,730      50,241           0            0            0            0
Beginning units                                  497,760     104,691      33,063           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                     735,600     210,421      83,304           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                        0           0           0         232        1,336          629        8,848
     Units redeemed                                    0           0           0      (7,007)     (20,882)     (10,037)     (69,914)
     Units transferred                                 0           0           0     (30,231)     (25,430)     (11,572)      45,633
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0     (37,006)     (44,976)     (20,980)     (15,433)
Beginning units                                        0           0           0     145,856      336,505      184,797      199,902
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0     108,850      291,529      163,817      184,469
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0           0           0           0          228            0            0
     Units redeemed                                    0           0           0        (816)      (8,126)      (3,901)      (9,320)
     Units transferred                                 0           0           0      (1,397)       4,386           87       31,387
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0      (2,213)      (3,512)      (3,814)      22,067
Beginning units                                        0           0           0      19,472      104,650       25,262       41,168
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0      17,259      101,138       21,448       63,235
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.80%:
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.95%:
     Units sold                                        0           0           0           0            0            0            0
     Units redeemed                                    0           0           0           0            0            0            0
     Units transferred                                 0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding               0           0           0           0            0            0            0
Beginning units                                        0           0           0           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                           0           0           0           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  138,110      40,156       8,190           0            0            0            0
     Units redeemed                              (13,991)     (1,688)       (219)          0            0            0            0
     Units transferred                            65,798      13,446       2,907           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Increase (decrease) in units outstanding         189,917      51,914      10,878           0            0            0            0
Beginning units                                  132,102      31,095         548           0            0            0            0
                                            ------------  ----------  ----------  ----------  -----------   ----------  -----------
Ending units                                     322,019      83,009      11,426           0            0            0            0
                                            ============  ==========  ==========  ==========  ===========   ==========  ===========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.


                                                            Davis                             Federated
                                           Corporate      Venture   "Dogs" of     Emerging     American       Global      Global
                                                Bond        Value  Wall Street     Markets      Leaders         Bond    Equities
                                           Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                            (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                           ----------  -----------  ----------  -----------  -----------  -----------  -----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                     0            0           0            0            0            0            0
    Units redeemed                                 0            0           0            0            0            0            0
    Units transferred                              0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0            0           0            0            0            0            0
Beginning units                                    0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0            0           0            0            0            0            0
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                     0            0           0            0            0            0            0
    Units redeemed                                 0            0           0            0            0            0            0
    Units transferred                              0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0            0           0            0            0            0            0
Beginning units                                    0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0            0           0            0            0            0            0
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.52%
  (1):
    Units sold                                     0            0           0            0            0            0            0
    Units redeemed                                 0            0           0            0            0            0            0
    Units transferred                              0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0            0           0            0            0            0            0
Beginning units                                    0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0            0           0            0            0            0            0
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.52%
  (2):
    Units sold                               150,668      358,694      42,185       44,287       82,207       36,731       99,132
    Units redeemed                        (1,783,674)  (7,398,549)   (834,147)  (1,151,645)  (1,296,493)    (843,071)  (1,571,906)
    Units transferred                       (439,774)    (551,877)   (334,470)       7,700     (405,541)     (88,052)  (1,119,746)
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding  (2,072,780)  (7,591,732) (1,126,432)  (1,099,658)  (1,619,827)    (894,392)  (2,592,520)
Beginning units                           13,089,986   59,138,008   7,937,647    8,945,030   10,429,497    5,576,092   13,248,872
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                              11,017,206   51,546,276   6,811,215    7,845,372    8,809,670    4,681,700   10,656,352
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.52%
  (3):
    Units sold                                     0        1,576           0           15            0           66            0
    Units redeemed                                 0      (47,451)          0       (1,164)           0       (2,730)        (150)
    Units transferred                              0       10,220           0       (2,475)           0       (1,546)          96
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0      (35,655)          0       (3,624)           0       (4,210)         (54)
Beginning units                                    0      465,627           0       24,154            0       39,511       15,877
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0      429,972           0       20,530            0       35,301       15,823
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.52%
  (4):
    Units sold                                     0            0           0            0            0            0            0
    Units redeemed                                 0            0           0            0            0            0            0
    Units transferred                              0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0            0           0            0            0            0            0
Beginning units                                    0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0            0           0            0            0            0            0
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.55%
  (5):
    Units sold                                     0            0           0            0            0            0            0
    Units redeemed                                 0            0           0            0            0            0            0
    Units transferred                              0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0            0           0            0            0            0            0
Beginning units                                    0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0            0           0            0            0            0            0
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========
Contracts With Total Expenses of 1.55%
  (6):
    Units sold                                     0            0           0            0            0            0            0
    Units redeemed                                 0            0           0            0            0            0            0
    Units transferred                              0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Increase (decrease) in units outstanding           0            0           0            0            0            0            0
Beginning units                                    0            0           0            0            0            0            0
                                          ----------   ----------  ----------   ----------   ----------    ---------   ----------
Ending units                                       0            0           0            0            0            0            0
                                          ==========   ==========  ==========   ==========   ==========    =========   ==========


                                           Goldman                                            International  International
                                             Sachs      Growth-       Growth     High-Yield    Diversified      Growth
                                          Research       Income   Opportunities    Bond         Equities       & Income
                                          Portfolio    Portfolio    Portfolio     Portfolio     Portfolio      Portfolio
                                          (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                          ---------  -----------  -------------  -----------  -------------  -------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                    0           0             0             0              0             0
    Units redeemed                                0           0             0             0              0             0
    Units transferred                             0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0           0             0             0              0             0
Beginning units                                   0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0           0             0             0              0             0
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                    0           0             0             0              0             0
    Units redeemed                                0           0             0             0              0             0
    Units transferred                             0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0           0             0             0              0             0
Beginning units                                   0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0           0             0             0              0             0
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.52%
  (1):
    Units sold                                    0           0             0             0              0             0
    Units redeemed                                0           0             0             0              0             0
    Units transferred                             0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0           0             0             0              0             0
Beginning units                                   0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0           0             0             0              0             0
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.52%
  (2):
    Units sold                               28,014     184,991        45,336        90,276         91,609        88,417
    Units redeemed                         (316,529) (3,563,200)     (773,464)   (2,316,354)    (2,544,185)   (1,851,688)
    Units transferred                      (426,740) (2,000,002)   (1,611,063)   (1,711,987)      (244,482)      882,982
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding   (715,255) (5,378,211)   (2,339,191)   (3,938,065)    (2,697,058)     (880,289)
Beginning units                           3,284,482  29,679,224     6,015,174    17,314,539     16,757,199    16,759,038
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                              2,569,227  24,301,013     3,675,983    13,376,474     14,060,141    15,878,749
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.52%
  (3):
    Units sold                                    0         306             0             0              0             0
    Units redeemed                                0     (15,243)            0             0              0        (4,345)
    Units transferred                             0        (786)            0             0              0         7,846
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0     (15,723)            0             0              0         3,501
Beginning units                                   0     324,974             0             0              0        61,376
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0     309,251             0             0              0        64,877
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.52%
  (4):
    Units sold                                    0           0             0             0              0             0
    Units redeemed                                0           0             0             0              0             0
    Units transferred                             0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0           0             0             0              0             0
Beginning units                                   0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0           0             0             0              0             0
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.55%
  (5):
    Units sold                                    0           0             0             0              0             0
    Units redeemed                                0           0             0             0              0             0
    Units transferred                             0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0           0             0             0              0             0
Beginning units                                   0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0           0             0             0              0             0
                                          =========  ==========     =========    ==========     ==========    ==========
Contracts With Total Expenses of 1.55%
  (6):
    Units sold                                    0           0             0             0              0             0
    Units redeemed                                0           0             0             0              0             0
    Units transferred                             0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Increase (decrease) in units outstanding          0           0             0             0              0             0
Beginning units                                   0           0             0             0              0             0
                                          ---------  ----------     ---------    ----------     ----------    ----------
Ending units                                      0           0             0             0              0             0
                                          =========  ==========     =========    ==========     ==========    ==========

                                                           MFS
                                                       Massachusetts        MFS                    Putnam
                                           Marsico       Investors      Mid-Cap        MFS         Growth:        Real
                                           Growth          Trust      Growth Total    Return      Voyager      Estate
                                          Portfolio      Portfolio      Portfolio    Portfolio    Portfolio   Portfolio
                                          (Class 1)      (Class 1)       (Class 1)   (Class 1)    (Class 1)   (Class 1)
                                          -----------  -------------  ------------  -----------  -----------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                     0             0              0            0            0           0
    Units redeemed                                 0             0              0            0            0           0
    Units transferred                              0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0             0              0            0            0           0
Beginning units                                    0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0             0              0            0            0           0
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.40%:
    Units sold                                     0             0              0            0            0           0
    Units redeemed                                 0             0              0            0            0           0
    Units transferred                              0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0             0              0            0            0           0
Beginning units                                    0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0             0              0            0            0           0
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.52%
  (1):
    Units sold                                     0             0              0            0            0           0
    Units redeemed                                 0             0              0            0            0           0
    Units transferred                              0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0             0              0            0            0           0
Beginning units                                    0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0             0              0            0            0           0
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.52%
  (2):
    Units sold                                47,120        69,182        125,458      254,668      113,006      54,359
    Units redeemed                          (660,467)   (1,330,544)    (1,790,184)  (2,753,894)  (1,511,453)   (975,598)
    Units transferred                     (1,084,104)     (672,294)      (817,169)     559,645   (1,285,220)    442,238
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding  (1,697,451)   (1,933,656)    (2,481,895)  (1,939,581)  (2,683,667)   (479,001)
Beginning units                            7,350,664    11,430,416     16,274,040   22,760,131   13,917,754   7,509,634
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                               5,653,213     9,496,760     13,792,145   20,820,550   11,234,087   7,030,633
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.52%
  (3):
    Units sold                                     0             0            509          414          175           0
    Units redeemed                                 0        (3,468)        (9,996)     (35,468)      (2,108)          0
    Units transferred                              0           901          3,578        2,068           84           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0        (2,567)        (5,909)     (32,986)      (1,849)          0
Beginning units                                    0        50,868        211,866      332,151       55,017           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0        48,301        205,957      299,165       53,168           0
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.52%
  (4):
    Units sold                                     0             0              0            0            0           0
    Units redeemed                                 0             0              0            0            0           0
    Units transferred                              0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0             0              0            0            0           0
Beginning units                                    0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0             0              0            0            0           0
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.55%
  (5):
    Units sold                                     0             0              0            0            0           0
    Units redeemed                                 0             0              0            0            0           0
    Units transferred                              0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0             0              0            0            0           0
Beginning units                                    0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0             0              0            0            0           0
                                           =========    ==========     ==========   ==========   ==========   =========
Contracts With Total Expenses of 1.55%
  (6):
    Units sold                                     0             0              0            0            0           0
    Units redeemed                                 0             0              0            0            0           0
    Units transferred                              0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Increase (decrease) in units outstanding           0             0              0            0            0           0
Beginning units                                    0             0              0            0            0           0
                                          ----------    ----------     ----------   ----------   ----------   ---------
Ending units                                       0             0              0            0            0           0
                                           =========    ==========     ==========   ==========   ==========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.


                                                          Davis                            Federated
                                          Corporate     Venture    "Dogs" of   Emerging    American      Global      Global
                                               Bond       Value   Wall Street   Markets     Leaders        Bond    Equities
                                          Portfolio   Portfolio    Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                           (Class 1)   (Class 1)    (Class 1)   (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                          ----------  ----------  -----------  ----------  ----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                    0           0           0            0           0           0           0
    Units redeemed                                0           0           0            0           0           0           0
    Units transferred                             0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0           0           0            0           0           0           0
Beginning units                                   0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0           0           0            0           0           0           0
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.72%
  (4):
    Units sold                                    0           0           0            0           0           0           0
    Units redeemed                                0           0           0            0           0           0           0
    Units transferred                             0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0           0           0            0           0           0           0
Beginning units                                   0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0           0           0            0           0           0           0
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.77%
  (7):
    Units sold                                    0           0           0            0           0           0           0
    Units redeemed                                0           0           0            0           0           0           0
    Units transferred                             0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0           0           0            0           0           0           0
Beginning units                                   0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0           0           0            0           0           0           0
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.77%
  (2):
    Units sold                               11,250       6,973         360        2,431         605       1,444         167
    Units redeemed                          (20,867)    (58,146)     (2,486)     (63,921)     (7,286)     (8,248)     (6,345)
    Units transferred                        30,050     (13,863)    (89,567)      31,008      (2,040)      5,219     (11,969)
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding     20,433     (65,036)    (91,693)     (30,482)     (8,721)     (1,585)    (18,147)
Beginning units                             318,157     851,758     209,921      134,595     152,325     113,246      85,227
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                338,590     786,722     118,228      104,113     143,604     111,661      67,080
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.77%
  (3):
    Units sold                                    0         168           0            0           0           0           0
    Units redeemed                                0     (12,979)          0         (425)          0      (1,996)       (515)
    Units transferred                             0       9,807           0         (908)          0       4,533         (17)
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0      (3,004)          0       (1,333)          0       2,537        (532)
Beginning units                                   0     201,599           0        7,765           0      41,126      58,706
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0     198,595           0        6,432           0      43,663      58,174
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.80%:
    Units sold                                    0           0           0            0           0           0           0
    Units redeemed                                0           0           0            0           0           0           0
    Units transferred                             0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0           0           0            0           0           0           0
Beginning units                                   0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0           0           0            0           0           0           0
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.95%:
    Units sold                                    0           0           0            0           0           0           0
    Units redeemed                                0           0           0            0           0           0           0
    Units transferred                             0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0           0           0            0           0           0           0
Beginning units                                   0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0           0           0            0           0           0           0
                                            =======     =======     =======      =======     =======     =======     =======
Contracts With Total Expenses of 1.97%
  (4):
    Units sold                                    0           0           0            0           0           0           0
    Units redeemed                                0           0           0            0           0           0           0
    Units transferred                             0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Increase (decrease) in units outstanding          0           0           0            0           0           0           0
Beginning units                                   0           0           0            0           0           0           0
                                            -------     -------     -------      -------     -------     -------     -------
Ending units                                      0           0           0            0           0           0           0
                                            =======     =======     =======      =======     =======     =======     =======


                                            Goldman                                          International
                                             Sachs     Growth-       Growth      High-Yield   Diversified    International
                                          Research      Income    Opportunities    Bond        Equities     Growth & Income
                                          Portfolio   Portfolio     Portfolio    Portfolio     Portfolio       Portfolio
                                           (Class 1)   (Class 1)    (Class 1)     (Class 1)    (Class 1)       (Class 1)
                                          ----------  ----------  -------------  ----------  -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0           0            0             0             0               0
    Units transferred                             0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0           0            0             0             0               0
Beginning units                                   0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0           0            0             0             0               0
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.72%
  (4):
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0           0            0             0             0               0
    Units transferred                             0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0           0            0             0             0               0
Beginning units                                   0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0           0            0             0             0               0
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.77%
  (7):
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0           0            0             0             0               0
    Units transferred                             0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0           0            0             0             0               0
Beginning units                                   0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0           0            0             0             0               0
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.77%
  (2):
    Units sold                                    0         697        1,416         1,802           363             137
    Units redeemed                           (5,755)    (13,690)     (11,195)      (12,155)      (32,703)        (41,711)
    Units transferred                       (21,786)    (24,995)     (38,235)      (32,477)       24,652          13,600
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding    (27,541)    (37,988)     (48,014)      (42,830)       (7,688)        (27,974)
Beginning units                             180,504     310,363      173,217       222,143       167,377         303,267
                                            -------     -------      -------       -------       -------         -------
Ending units                                152,963     272,375      125,203       179,313       159,689         275,293
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.77%
  (3):
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0      (3,663)           0             0             0            (149)
    Units transferred                             0       7,817            0             0             0          (5,224)
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0       4,154            0             0             0          (5,373)
Beginning units                                   0      79,823            0             0             0          17,094
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0      83,977            0             0             0          11,721
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.80%:
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0           0            0             0             0               0
    Units transferred                             0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0           0            0             0             0               0
Beginning units                                   0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0           0            0             0             0               0
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.95%:
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0           0            0             0             0               0
    Units transferred                             0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0           0            0             0             0               0
Beginning units                                   0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0           0            0             0             0               0
                                            =======     =======      =======       =======       =======         =======
Contracts With Total Expenses of 1.97%
  (4):
    Units sold                                    0           0            0             0             0               0
    Units redeemed                                0           0            0             0             0               0
    Units transferred                             0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Increase (decrease) in units outstanding          0           0            0             0             0               0
Beginning units                                   0           0            0             0             0               0
                                            -------     -------      -------       -------       -------         -------
Ending units                                      0           0            0             0             0               0
                                            =======     =======      =======       =======       =======         =======

                                                         MFS
                                                     Massachusetts     MFS                     Putnam
                                            Marsico   Investors      Mid-Cap        MFS        Growth       Real
                                            Growth       Trust       Growth    Total Return   Voyager     Estate
                                          Portfolio    Portfolio    Portfolio    Portfolio    Portfolio  Portfolio
                                          (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)  (Class 1)
                                          ---------  -------------  ---------  ------------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0             0            0            0           0          0
    Units transferred                            0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0             0            0            0           0          0
Beginning units                                  0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0             0            0            0           0          0
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.72%
  (4):
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0             0            0            0           0          0
    Units transferred                            0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0             0            0            0           0          0
Beginning units                                  0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0             0            0            0           0          0
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.77%
  (7):
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0             0            0            0           0          0
    Units transferred                            0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0             0            0            0           0          0
Beginning units                                  0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0             0            0            0           0          0
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.77%
  (2):
    Units sold                               1,426        (3,849)       5,791          885       2,675        627
    Units redeemed                         (33,464)      (26,965)     (25,175)     (47,091)     (3,845)    (7,103)
    Units transferred                      179,141       (26,121)     (50,668)      16,651      (9,042)    11,836
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding   147,103       (56,935)     (70,052)     (29,555)    (10,212)     5,360
Beginning units                            478,074       236,783      649,002      848,211     120,024     85,154
                                           -------       -------      -------      -------     -------     ------
Ending units                               625,177       179,848      578,950      818,656     109,812     90,514
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.77%
  (3):
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0        (1,269)      (5,046)      (6,021)     (1,308)         0
    Units transferred                            0        (3,842)       8,141       13,823      (5,745)         0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0        (5,111)       3,095        7,802      (7,053)         0
Beginning units                                  0        14,253       72,232       78,829      48,551          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0         9,142       75,327       86,631      41,498          0
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.80%:
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0             0            0            0           0          0
    Units transferred                            0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0             0            0            0           0          0
Beginning units                                  0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0             0            0            0           0          0
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.95%:
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0             0            0            0           0          0
    Units transferred                            0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0             0            0            0           0          0
Beginning units                                  0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0             0            0            0           0          0
                                           =======       =======      =======      =======     =======     ======
Contracts With Total Expenses of 1.97%
  (4):
    Units sold                                   0             0            0            0           0          0
    Units redeemed                               0             0            0            0           0          0
    Units transferred                            0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Increase (decrease) in units outstanding         0             0            0            0           0          0
Beginning units                                  0             0            0            0           0          0
                                           -------       -------      -------      -------     -------     ------
Ending units                                     0             0            0            0           0          0
                                           =======       =======      =======      =======     =======     ======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING (continued)
        ----------------------------------------

For the year ended December 31, 2004.

                                             SunAmerica               Telecom    Worldwide   Aggressive   Alliance  Blue Chip
                                              Balanced   Technology   Utility   High Income    Growth     Growth      Growth
                                              Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                                             (Class 1)    (Class 1)  (Class 1)   (Class 1)   (Class 2)   (Class 2)  (Class 2)
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
     OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0           0          0            0           0          0          0
     Units redeemed                                   0           0          0            0           0          0          0
     Units transferred                                0           0          0            0           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0           0          0          0
Beginning units                                       0           0          0            0           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0           0          0          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0           0          0            0           0        334          0
     Units redeemed                                   0           0          0            0           0       (879)         0
     Units transferred                                0           0          0            0           0      1,937          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0           0      1,392          0
Beginning units                                       0           0          0            0           0     12,587          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0           0     13,979          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0           0          0            0      56,784    282,107    161,580
     Units redeemed                                   0           0          0            0     (32,581)   (84,452)   (99,505)
     Units transferred                                0           0          0            0     (63,109)    15,567    (42,322)
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0     (38,906)   213,222     19,753
Beginning units                                       0           0          0            0     731,827  1,637,738  1,528,664
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0     692,921  1,850,960  1,548,417
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                  91,588     193,750     21,823       19,810           0          0          0
     Units redeemed                          (1,555,175) (1,791,740)  (454,656)    (665,845)          0          0          0
     Units transferred                         (993,798) (4,461,075)    21,755      (85,895)          0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding     (2,457,385) (6,059,065)  (411,078)    (731,930)          0          0          0
Beginning units                              14,383,520  16,449,126  3,889,112    4,387,261           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                 11,926,135  10,390,061  3,478,034    3,655,331           0          0          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      52           0          0            0           0          0          0
     Units redeemed                              (5,932)          0          0            0           0          0          0
     Units transferred                           (1,157)          0          0            0           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding         (7,037)          0          0            0           0          0          0
Beginning units                                  83,916           0          0            0           0          0          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                     76,879           0          0            0           0          0          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0           0          0            0          15        103        774
     Units redeemed                                   0           0          0            0      (1,131)    (1,711)    (2,155)
     Units transferred                                0           0          0            0       4,043     (4,481)     1,375
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0       2,927     (6,089)        (6)
Beginning units                                       0           0          0            0      18,611     46,634     75,885
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0      21,538     40,545     75,879
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0           0          0            0           0          0          0
     Units redeemed                                   0           0          0            0           0       (501)         0
     Units transferred                                0           0          0            0           0       (150)         0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0           0       (651)         0
Beginning units                                       0           0          0            0           0     11,783          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0           0     11,132          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0           0          0            0           0      1,060          0
     Units redeemed                                   0           0          0            0           0       (931)         0
     Units transferred                                0           0          0            0           0      3,490          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Increase (decrease) in units outstanding              0           0          0            0           0      3,619          0
Beginning units                                       0           0          0            0           0     12,084          0
                                             ----------  ----------  ---------  -----------  ----------  ---------  ---------
Ending units                                          0           0          0            0           0     15,703          0
                                             ==========  ==========  =========  ===========  ==========  =========  =========

                                                                      Davis                            Federated
                                                Cash     Corporate   Venture    "Dogs" of   Emerging   American    Foreign
                                             Management     Bond      Value    Wall Street   Markets    Leaders     Value
                                              Portfolio  Portfolio  Portfolio   Portfolio   Portfolio  Portfolio  Portfolio
                                              (Class 2)  (Class 2)  (Class 2)   (Class 2)   (Class 2)  (Class 2)  (Class 2)
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
     OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0          0          0            0          0          0          0
     Units redeemed                                   0          0          0            0          0          0          0
     Units transferred                                0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0          0            0          0          0          0
Beginning units                                       0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                          0          0          0            0          0          0          0
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0          0      2,188            0          0          0          0
     Units redeemed                                   0          0     (3,156)           0          0          0          0
     Units transferred                                0          0      2,349            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0      1,381            0          0          0          0
Beginning units                                       0          0     35,223            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                          0          0     36,604            0          0          0          0
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 820,044    347,460    748,847      184,453     97,239     77,070  1,124,530
     Units redeemed                            (496,157)  (136,613)  (246,528)     (48,337)   (35,744)   (36,568)  (101,625)
     Units transferred                         (165,814)   136,904    351,778       38,429    281,413     29,108    572,725
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding        158,073    347,751    854,097      174,545    342,908     69,610  1,595,630
Beginning units                               2,637,821  2,117,339  4,093,742    1,194,069    573,616    749,166  1,906,290
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                  2,795,894  2,465,090  4,947,839    1,368,614    916,524    818,776  3,501,920
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0          0          0            0          0          0          0
     Units redeemed                                   0          0          0            0          0          0          0
     Units transferred                                0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0          0            0          0          0          0
Beginning units                                       0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                          0          0          0            0          0          0          0
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0          0          0            0          0          0          0
     Units redeemed                                   0          0          0            0          0          0          0
     Units transferred                                0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0          0            0          0          0          0
Beginning units                                       0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                          0          0          0            0          0          0          0
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  23,922        338      1,910          427        199        569         61
     Units redeemed                             (35,555)   (11,050)    (6,011)        (380)      (473)    (1,277)    (5,206)
     Units transferred                          (27,273)    12,402      3,945       (5,359)    (1,596)     2,202      9,233
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding        (38,906)     1,690       (156)      (5,312)    (1,870)     1,494      4,088
Beginning units                                 231,783    114,921    125,520       29,415     25,229     47,623     47,040
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                    192,877    116,611    125,364       24,103     23,359     49,117     51,128
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0          0        203            0          0          0          0
     Units redeemed                                   0          0        (76)           0          0          0          0
     Units transferred                                0          0      2,455            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0      2,582            0          0          0          0
Beginning units                                       0          0      7,953            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                          0          0     10,535            0          0          0          0
                                             ==========  =========  =========  ===========  =========  =========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0          0          0            0          0          0          0
     Units redeemed                                   0          0          0            0          0          0          0
     Units transferred                                0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              0          0          0            0          0          0          0
Beginning units                                       0          0          0            0          0          0          0
                                             ----------  ---------  ---------  -----------  ---------  ---------  ---------
Ending units                                          0          0          0            0          0          0          0
                                             ==========  =========  =========  ===========  =========  =========  =========

                                                                   Goldman
                                              Global     Global     Sachs     Growth-      Growth
                                               Bond    Equities   Research    Income    Opportunities
                                            Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
                                            (Class 2)  (Class 2)  (Class 2)  (Class 2)    (Class 2)
                                            ---------  ---------  ---------  ---------  -------------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
     OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                     0          0          0          0              0
     Units redeemed                                 0          0          0          0              0
     Units transferred                              0          0          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding            0          0          0          0              0
Beginning units                                     0          0          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                        0          0          0          0              0
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.40%:
     Units sold                                     0      3,642          0          0              0
     Units redeemed                                 0       (372)         0          0              0
     Units transferred                              0      5,789          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding            0      9,059          0          0              0
Beginning units                                     0     12,854          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                        0     21,913          0          0              0
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                               121,902     24,139     27,164     57,133        115,351
     Units redeemed                           (42,513)   (25,440)   (22,887)   (65,898)       (34,046)
     Units transferred                        (24,131)   (94,369)    (5,038)  (108,672)      (157,010)
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding       55,258    (95,670)      (761)  (117,437)       (75,705)
Beginning units                               553,965    536,533    647,719  1,122,738      1,061,933
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                  609,223    440,863    646,958  1,005,301        986,228
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                     0          0          0          0              0
     Units redeemed                                 0          0          0          0              0
     Units transferred                              0          0          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding            0          0          0          0              0
Beginning units                                     0          0          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                        0          0          0          0              0
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                     0          0          0          0              0
     Units redeemed                                 0          0          0          0              0
     Units transferred                              0          0          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding            0          0          0          0              0
Beginning units                                     0          0          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                        0          0          0          0              0
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                   951        163          0        729            529
     Units redeemed                              (798)      (860)    (1,476)    (2,567)          (261)
     Units transferred                          5,737     (2,679)      (125)    (1,349)       (16,387)
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding        5,890     (3,376)    (1,601)    (3,187)       (16,119)
Beginning units                                33,363     32,591     34,027     50,386         39,571
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                   39,253     29,215     32,426     47,199         23,452
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                     0      1,288          0          0              0
     Units redeemed                                 0        (16)         0          0              0
     Units transferred                              0        919          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding            0      2,191          0          0              0
Beginning units                                     0      1,028          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                        0      3,219          0          0              0
                                            =========  =========  =========  =========  =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                     0          0          0          0              0
     Units redeemed                                 0       (140)         0          0              0
     Units transferred                              0      4,957          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Increase (decrease) in units outstanding            0      4,817          0          0              0
Beginning units                                     0      4,811          0          0              0
                                            ---------  ---------  ---------  ---------  -------------
Ending units                                        0      9,628          0          0              0
                                            =========  =========  =========  =========  =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING(continued)
        ---------------------------------------

For the year ended December 31, 2004.

                                             SunAmerica               Telecom    Worldwide   Aggressive  Alliance  Blue Chip
                                              Balanced   Technology   Utility   High Income    Growth     Growth    Growth
                                              Portfolio   Portfolio  Portfolio   Portfolio    Portfolio  Portfolio Portfolio
                                              (Class 1)   (Class 1)  (Class 1)   (Class 1)    (Class 2)  (Class 2) (Class 2)
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0           0          0            0           0          0         0
      Units redeemed                                  0           0          0            0           0          0         0
      Units transferred                               0           0          0            0           0        337         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding              0           0          0            0           0        337         0
Beginning units                                       0           0          0            0           0      3,449         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                          0           0          0            0           0      3,786         0
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                      0           0          0            0       1,235        470     1,013
      Units redeemed                                  0           0          0            0      (1,002)    (1,610)   (5,178)
      Units transferred                               0           0          0            0      11,923     (2,865)    6,198
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding              0           0          0            0      12,156     (4,005)    2,033
Beginning units                                       0           0          0            0      39,914     82,637    87,678
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                          0           0          0            0      52,070     78,632    89,711
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                      0           0          0            0       3,713     16,884    10,513
      Units redeemed                                  0           0          0            0      (6,189)   (22,959)  (14,154)
      Units transferred                               0           0          0            0     (11,453)    11,143       981
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding              0           0          0            0     (13,929)     5,068    (2,660)
Beginning units                                       0           0          0            0     131,697    338,862   335,745
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                          0           0          0            0     117,768    343,930   333,085
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                  1,924         996          0            0           0          0         0
      Units redeemed                            (29,228)    (35,610)    (3,369)      (2,931)          0          0         0
      Units transferred                         (25,511)    (64,278)     2,900         (288)          0          0         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding        (52,815)    (98,892)      (469)      (3,219)          0          0         0
Beginning units                                 167,155     542,405     55,462       31,142           0          0         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                    114,340     443,513     54,993       27,923           0          0         0
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                      0           0          0            0           0          0         0
      Units redeemed                             (4,087)          0          0            0           0          0         0
      Units transferred                             777           0          0            0           0          0         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding         (3,310)          0          0            0           0          0         0
Beginning units                                  33,477           0          0            0           0          0         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                     30,167           0          0            0           0          0         0
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.80%:
      Units sold                                      0           0          0            0           0        162         0
      Units redeemed                                  0           0          0            0           0     (3,210)        0
      Units transferred                               0           0          0            0           0      7,201         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding              0           0          0            0           0      4,153         0
Beginning units                                       0           0          0            0           0     11,951         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                          0           0          0            0           0     16,104         0
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.95%:
      Units sold                                      0           0          0            0           0          0         0
      Units redeemed                                  0           0          0            0           0       (334)        0
      Units transferred                               0           0          0            0           0        127         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding              0           0          0            0           0       (207)        0
Beginning units                                       0           0          0            0           0      3,284         0
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                          0           0          0            0           0      3,077         0
                                             ==========  ==========  =========  ===========  ==========  ========= =========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                      0           0          0            0           0        278         0
      Units redeemed                                  0           0          0            0          (1)      (105)       (3)
      Units transferred                               0           0          0            0      (1,421)        18      (427)
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Increase (decrease) in units outstanding              0           0          0            0      (1,422)       191      (430)
Beginning units                                       0           0          0            0       3,358     16,914    11,552
                                             ----------  ----------  ---------  -----------  ----------  --------- ---------
Ending units                                          0           0          0            0       1,936     17,105    11,122
                                             ==========  ==========  =========  ===========  ==========  ========= =========

                                                                     Davis                           Federated
                                                Cash     Corporate   Venture   "Dogs" of  Emerging   American    Foreign   Global
                                             Management    Bond       Value   Wall Street  Markets    Leaders     Value     Bond
                                              Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio Portfolio
                                              (Class 2)  (Class 2)  (Class 2)   (Class 2) (Class 2)  (Class 2)  (Class 2) (Class 2)
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0          0          0           0         0          0          0         0
      Units redeemed                                  0          0          0           0         0          0          0         0
      Units transferred                               0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding              0          0          0           0         0          0          0         0
Beginning units                                       0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                          0          0          0           0         0          0          0         0
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                  1,551      3,054      5,726       4,909     2,140      1,749      1,474     2,516
      Units redeemed                            (42,197)    (7,162)    (9,295)     (1,016)   (2,141)    (2,633)    (3,567)   (3,183)
      Units transferred                          61,405    (23,510)     3,368       3,025    (1,858)    (6,067)    12,312     5,943
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding         20,759    (27,618)      (201)      6,918    (1,859)    (6,951)    10,219     5,276
Beginning units                                 224,746    166,697    233,793      51,762    33,870     60,118     41,232    51,225
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                    245,505    139,079    233,592      58,680    32,011     53,167     51,451    56,501
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                131,572     20,036     39,349       8,511     3,577      6,178     72,458     9,788
      Units redeemed                           (153,879)   (46,392)   (53,759)    (10,367)  (39,705)   (23,619)    (6,710)   (2,838)
      Units transferred                         (14,129)    (5,299)    29,979     (12,281)   85,449     17,058     80,299     4,974
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding        (36,436)   (31,655)    15,569     (14,137)   49,321       (383)   146,047    11,924
Beginning units                                 559,161    448,937    852,752     340,641   158,205    251,039    202,933    93,319
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                    522,725    417,282    868,321     326,504   207,526    250,656    348,980   105,243
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                      0          0          0           0         0          0          0         0
      Units redeemed                                  0          0          0           0         0          0          0         0
      Units transferred                               0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding              0          0          0           0         0          0          0         0
Beginning units                                       0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                          0          0          0           0         0          0          0         0
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                      0          0          0           0         0          0          0         0
      Units redeemed                                  0          0          0           0         0          0          0         0
      Units transferred                               0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding              0          0          0           0         0          0          0         0
Beginning units                                       0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                          0          0          0           0         0          0          0         0
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.80%:
      Units sold                                      0          0        267           0         0          0          0         0
      Units redeemed                                  0          0     (1,361)          0         0          0          0         0
      Units transferred                               0          0        288           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding              0          0       (806)          0         0          0          0         0
Beginning units                                       0          0     10,169           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                          0          0      9,363           0         0          0          0         0
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.95%:
      Units sold                                      0          0          0           0         0          0          0         0
      Units redeemed                                  0          0          0           0         0          0          0         0
      Units transferred                               0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding              0          0          0           0         0          0          0         0
Beginning units                                       0          0          0           0         0          0          0         0
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                          0          0          0           0         0          0          0         0
                                             ==========  =========  ========= =========== =========  =========  ========= =========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                  1,502          0        667           0     5,053        311        119         0
      Units redeemed                             (7,030)      (158)    (1,956)       (545)      (39)      (579)        (2)     (150)
      Units transferred                          (6,437)    (1,193)     5,312         629      (806)    (2,089)     4,643      (106)
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Increase (decrease) in units outstanding        (11,965)    (1,351)     4,023          84     4,208     (2,357)     4,760      (256)
Beginning units                                  42,697     41,821     43,993      21,541    18,312     15,510        664    13,928
                                             ----------  ---------  --------- ----------- ---------  ---------  --------- ---------
Ending units                                     30,732     40,470     48,016      21,625    22,520     13,153      5,424    13,672
                                             ==========  =========  ========= =========== =========  =========  ========= =========

                                                        Goldman
                                              Global    Sachs      Growth-     Growth
                                             Equities  Research     Income  Opportunities
                                             Portfolio Portfolio  Portfolio   Portfolio
                                             (Class 2) (Class 2)  (Class 2)  (Class 2)
                                             --------- ---------  --------- -------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                    71         0          0             0
      Units redeemed                                (1)        0          0             0
      Units transferred                            416         0          0             0
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding           486         0          0             0
Beginning units                                      6         0          0             0
                                             --------- ---------  --------- -------------
Ending units                                       492         0          0             0
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.72% (4):
      Units sold                                 2,009     3,841      7,263            11
      Units redeemed                            (1,274)   (1,845)    (4,590)         (537)
      Units transferred                         (7,872)     (873)    (2,063)      (36,797)
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding        (7,137)    1,123        610       (37,323)
Beginning units                                 42,620    50,998    126,250        75,659
                                             --------- ---------  --------- -------------
Ending units                                    35,483    52,121    126,860        38,336
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.77% (7):
      Units sold                                 1,988     6,551      1,576         5,116
      Units redeemed                           (21,198)   (7,253)   (20,298)      (12,247)
      Units transferred                         (4,920)  (13,753)   (10,647)          799
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding       (24,130)  (14,455)   (29,369)       (6,332)
Beginning units                                134,551   151,843    275,583       205,334
                                             --------- ---------  --------- -------------
Ending units                                   110,421   137,388    246,214       199,002
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.77% (2):
      Units sold                                     0         0          0             0
      Units redeemed                                 0         0          0             0
      Units transferred                              0         0          0             0
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding             0         0          0             0
Beginning units                                      0         0          0             0
                                             --------- ---------  --------- -------------
Ending units                                         0         0          0             0
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.77% (3):
      Units sold                                     0         0          0             0
      Units redeemed                                 0         0          0             0
      Units transferred                              0         0          0             0
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding             0         0          0             0
Beginning units                                      0         0          0             0
                                             --------- ---------  --------- -------------
Ending units                                         0         0          0             0
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.80%:
      Units sold                                     0         0          0             0
      Units redeemed                              (148)        0          0             0
      Units transferred                            (17)        0          0             0
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding          (165)        0          0             0
Beginning units                                  5,787         0          0             0
                                             --------- ---------  --------- -------------
Ending units                                     5,622         0          0             0
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.95%:
      Units sold                                     0         0          0             0
      Units redeemed                              (420)        0          0             0
      Units transferred                             21         0          0             0
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding          (399)        0          0             0
Beginning units                                    764         0          0             0
                                             --------- ---------  --------- -------------
Ending units                                       365         0          0             0
                                             ========= =========  ========= =============
Contracts With Total Expenses of 1.97% (4):
      Units sold                                     0       790         98             0
      Units redeemed                                (7)     (585)      (923)         (308)
      Units transferred                           (209)    1,147     (2,170)       (3,856)
                                             --------- ---------  --------- -------------
Increase (decrease) in units outstanding          (216)    1,352     (2,995)       (4,164)
Beginning units                                  5,040    16,110     27,774        12,734
                                             --------- ---------  --------- -------------
Ending units                                     4,824    17,462     24,779         8,570
                                             ========= =========  ========= =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris
    Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris
    Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.

                                                                                                   MFS
                                                        International International           Massachusetts    MFS
                                             High-Yield  Diversified      Growth     Marsico    Investors    Mid-Cap  MFS Total
                                                Bond       Equities      & Income    Growth       Trust      Growth     Return
                                             Portfolio    Portfolio     Portfolio   Portfolio   Portfolio   Portfolio Portfolio
                                             (Class 2)    (Class 2)     (Class 2)   (Class 2)   (Class 2)   (Class 2) (Class 2)
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0             0             0         0             0         0         0
      Units redeemed                                  0             0             0         0             0         0         0
      Units transferred                               0             0             0         0             0         0         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding              0             0             0         0             0         0         0
Beginning units                                       0             0             0         0             0         0         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                          0             0             0         0             0         0         0
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.40%:
      Units sold                                      0             0             0         0             0     2,565         0
      Units redeemed                                  0             0             0         0             0    (2,520)        0
      Units transferred                               0             0             0         0             0    10,466         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding              0             0             0         0             0    10,511         0
Beginning units                                       0             0             0         0             0    57,960         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                          0             0             0         0             0    68,471         0
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                177,706     1,161,929       168,294   432,543       145,276   471,597   288,723
      Units redeemed                           (160,085)     (123,352)      (91,085) (231,218)      (58,327) (168,217) (278,541)
      Units transferred                         (96,918)      458,717       141,280    26,077       (18,119)  (38,643)   12,375
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding        (79,297)    1,497,294       218,489   227,402        68,830   264,737    22,557
Beginning units                               1,922,576     2,141,873     1,578,461 3,374,608     1,051,056 3,502,952 4,581,497
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                  1,843,279     3,639,167     1,796,950 3,602,010     1,119,886 3,767,689 4,604,054
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                      0             0             0         0             0         0         0
      Units redeemed                                  0             0             0         0             0         0         0
      Units transferred                               0             0             0         0             0         0         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding              0             0             0         0             0         0         0
Beginning units                                       0             0             0         0             0         0         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                          0             0             0         0             0         0         0
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                      0             0             0         0             0         0         0
      Units redeemed                                  0             0             0         0             0         0         0
      Units transferred                               0             0             0         0             0         0         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding              0             0             0         0             0         0         0
Beginning units                                       0             0             0         0             0         0         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                          0             0             0         0             0         0         0
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                    218           765           225         0            10       554       972
      Units redeemed                             (5,289)       (3,887)       (2,636)        0        (1,013)   (5,463)   (9,846)
      Units transferred                           3,387         3,407         7,678         0         3,358    (9,916)   (3,701)
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding         (1,684)          285         5,267         0         2,355   (14,825)  (12,575)
Beginning units                                  59,297        46,628        89,903         0        22,784   174,593   195,589
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                     57,613        46,913        95,170         0        25,139   159,768   183,014
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                      0             0             0         0             0     2,080         0
      Units redeemed                                  0             0             0         0             0      (379)        0
      Units transferred                               0             0             0         0             0     8,523         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding              0             0             0         0             0    10,224         0
Beginning units                                       0             0             0         0             0    15,551         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                          0             0             0         0             0    25,775         0
                                             ========== ============= ============= ========= ============= ========= =========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                      0             0             0         0             0     4,522         0
      Units redeemed                                  0             0             0         0             0    (3,228)        0
      Units transferred                               0             0             0         0             0     3,881         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Increase (decrease) in units outstanding              0             0             0         0             0     5,175         0
Beginning units                                       0             0             0         0             0    32,405         0
                                             ---------- ------------- ------------- --------- ------------- --------- ---------
Ending units                                          0             0             0         0             0    37,580         0
                                             ========== ============= ============= ========= ============= ========= =========

                                              Putnam
                                             Growth:      Real   Small & Mid SunAmerica             Telecom   Worldwide  Aggressive
                                             Voyager     Estate   Cap Value   Balanced  Technology  Utility  High Income   Growth
                                            Portfolio  Portfolio  Portfolio   Portfolio  Portfolio Portfolio  Portfolio   Portfolio
                                            (Class 2)  (Class 2)  (Class 2)   (Class 2)  (Class 2) (Class 2)  (Class 2)   (Class 3)
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                    0          0           0          0          0         0           0          0
      Units redeemed                                0          0           0          0          0         0           0          0
      Units transferred                             0          0           0          0          0         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding            0          0           0          0          0         0           0          0
Beginning units                                     0          0           0          0          0         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                        0          0           0          0          0         0           0          0
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.40%:
      Units sold                                    0          0           0          0     21,925         0           0          0
      Units redeemed                                0          0           0          0     (1,877)        0           0          0
      Units transferred                             0          0           0          0    (19,547)        0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding            0          0           0          0        501         0           0          0
Beginning units                                     0          0           0          0     72,512         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                        0          0           0          0     73,013         0           0          0
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.52% (1):
      Units sold                               14,312    143,699     711,903     90,428    334,785    22,162      70,559    104,757
      Units redeemed                          (25,245)   (48,377)    (74,491)   (63,077)  (246,214)  (15,077)    (21,207)    (8,155)
      Units transferred                       (82,966)    51,735     511,594    (46,889)  (233,804)    8,236     (14,987)    65,415
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding      (93,899)   147,057   1,149,006    (19,538)  (145,233)   15,321      34,365    162,017
Beginning units                               500,541    941,145   1,255,079  1,121,347  2,920,168   166,343     297,354    142,870
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                  406,642  1,088,202   2,404,085  1,101,809  2,774,935   181,664     331,719    304,887
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                    0          0           0          0          0         0           0          0
      Units redeemed                                0          0           0          0          0         0           0          0
      Units transferred                             0          0           0          0          0         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding            0          0           0          0          0         0           0          0
Beginning units                                     0          0           0          0          0         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                        0          0           0          0          0         0           0          0
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                    0          0           0          0          0         0           0          0
      Units redeemed                                0          0           0          0          0         0           0          0
      Units transferred                             0          0           0          0          0         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding            0          0           0          0          0         0           0          0
Beginning units                                     0          0           0          0          0         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                        0          0           0          0          0         0           0          0
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                    0        818         106         82      1,030         0           0     27,491
      Units redeemed                             (567)    (2,622)     (3,581)    (4,316)    (1,904)        0           0       (548)
      Units transferred                            53     (1,415)      6,451        160     (4,834)        0           0      7,155
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding         (514)    (3,219)      2,976     (4,074)    (5,708)        0           0     34,098
Beginning units                                12,394     54,727      74,800     27,885     53,642         0           0     17,675
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                   11,880     51,508      77,776     23,811     47,934         0           0     51,773
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                    0          0           0          0     13,250         0           0          0
      Units redeemed                                0          0           0          0        (10)        0           0          0
      Units transferred                             0          0           0          0     11,402         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding            0          0           0          0     24,642         0           0          0
Beginning units                                     0          0           0          0     10,821         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                        0          0           0          0     35,463         0           0          0
                                            =========  ========= =========== ========== ========== ========= =========== ==========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                    0          0           0          0     16,535         0           0          0
      Units redeemed                                0          0           0          0    (24,933)        0           0          0
      Units transferred                             0          0           0          0    (19,248)        0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Increase (decrease) in units outstanding            0          0           0          0    (27,646)        0           0          0
Beginning units                                     0          0           0          0    108,814         0           0          0
                                            ---------  --------- ----------- ---------- ---------- --------- ----------- ----------
Ending units                                        0          0           0          0     81,168         0           0          0
                                            =========  ========= =========== ========== ========== ========= =========== ==========

                                             Alliance  Blue Chip    Cash    Corporate
                                              Growth    Growth   Management    Bond
                                             Portfolio Portfolio  Portfolio Portfolio
                                             (Class 3) (Class 3)  (Class 3) (Class 3)
                                             --------- --------- ---------- ---------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                     0         0          0         0
      Units redeemed                                 0         0          0         0
      Units transferred                              0         0          0         0
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding             0         0          0         0
Beginning units                                      0         0          0         0
                                             --------- --------- ---------- ---------
Ending units                                         0         0          0         0
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.40%:
      Units sold                                     0         0          0         0
      Units redeemed                                 0         0          0         0
      Units transferred                              0         0          0         0
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding             0         0          0         0
Beginning units                                      0         0          0         0
                                             --------- --------- ---------- ---------
Ending units                                         0         0          0         0
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.52% (1):
      Units sold                               588,772   277,296  2,435,607   969,202
      Units redeemed                           (48,580)  (24,654)  (549,370)  (90,077)
      Units transferred                        257,641    84,987    200,854   620,941
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding       797,833   337,629  2,087,091 1,500,066
Beginning units                                594,385   414,391  2,514,514   946,263
                                             --------- --------- ---------- ---------
Ending units                                 1,392,218   752,020  4,601,605 2,446,329
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                     0         0          0         0
      Units redeemed                                 0         0          0         0
      Units transferred                              0         0          0         0
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding             0         0          0         0
Beginning units                                      0         0          0         0
                                             --------- --------- ---------- ---------
Ending units                                         0         0          0         0
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                     0         0          0         0
      Units redeemed                                 0         0          0         0
      Units transferred                              0         0          0         0
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding             0         0          0         0
Beginning units                                      0         0          0         0
                                             --------- --------- ---------- ---------
Ending units                                         0         0          0         0
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.52% (4):
      Units sold                               184,063   176,060  1,265,024   523,597
      Units redeemed                            (7,065)   (4,819)  (213,309)  (19,119)
      Units transferred                         40,572   (75,589)  (356,280)  133,513
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding       217,570    95,652    695,435   637,991
Beginning units                                 51,000    29,522    433,066   195,111
                                             --------- --------- ---------- ---------
Ending units                                   268,570   125,174  1,128,501   833,102
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                     0         0          0         0
      Units redeemed                                 0         0          0         0
      Units transferred                              0         0          0         0
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding             0         0          0         0
Beginning units                                      0         0          0         0
                                             --------- --------- ---------- ---------
Ending units                                         0         0          0         0
                                             ========= ========= ========== =========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                     0         0          0         0
      Units redeemed                                 0         0          0         0
      Units transferred                              0         0          0         0
                                             --------- --------- ---------- ---------
Increase (decrease) in units outstanding             0         0          0         0
Beginning units                                      0         0          0         0
                                             --------- --------- ---------- ---------
Ending units                                         0         0          0         0
                                             ========= ========= ========== =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris
    Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris
    Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

       5. CHANGES IN UNITS OUTSTANDING (continued)
          ----------------------------------------

For the year ended December 31, 2004.

                                                                                                    MFS
                                                          International  International           Massachusetts    MFS
                                               High-Yield   Diversified     Growth      Marsico   Investors     Mid-Cap
                                                  Bond       Equities     and Income     Growth     Trust       Growth
                                               Portfolio     Portfolio    Portfolio    Portfolio  Portfolio    Portfolio
                                               (Class 2)     (Class 2)     (Class 2)   (Class 2)  (Class 2)    (Class 2)
                                               ---------- ------------- -------------- --------- ------------- ----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                        0             0              0         0             0          0
      Units redeemed                                    0             0              0         0             0       (922)
      Units transferred                                 0             0              0         0             0     (4,679)
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding                0             0              0         0             0     (5,601)
Beginning units                                         0             0              0         0             0     14,080
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                            0             0              0         0             0      8,479
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                    3,819         9,760          1,296         0           126     11,581
      Units redeemed                               (5,378)       (6,287)        (4,011)        0        (1,204)   (11,344)
      Units transferred                           (12,850)       (3,891)         5,301         0         8,196    (32,732)
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding          (14,409)         (418)         2,586         0         7,118    (32,495)
Beginning units                                    99,620       115,474         96,100         0        49,996    263,323
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                       85,211       115,056         98,686         0        57,114    230,828
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                    8,676        68,708          7,140    30,041        12,490     35,583
      Units redeemed                              (46,014)      (12,170)       (29,390)  (68,326)      (15,839)   (45,175)
      Units transferred                           (32,010)       94,678         29,381   (31,014)      (19,619)    32,449
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding          (69,348)      151,216          7,131   (69,299)      (22,968)    22,857
Beginning units                                   360,785       299,318        339,767   808,647       259,635    710,087
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                      291,437       450,534        346,898   739,348       236,667    732,944
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                        0             0              0         0             0          0
      Units redeemed                                    0             0              0         0             0          0
      Units transferred                                 0             0              0         0             0          0
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding                0             0              0         0             0          0
Beginning units                                         0             0              0         0             0          0
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                            0             0              0         0             0          0
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                        0             0              0         0             0          0
      Units redeemed                                    0             0              0         0             0          0
      Units transferred                                 0             0              0         0             0          0
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding                0             0              0         0             0          0
Beginning units                                         0             0              0         0             0          0
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                            0             0              0         0             0          0
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.80%:
      Units sold                                        0             0              0         0             0          0
      Units redeemed                                    0             0              0         0             0     (6,861)
      Units transferred                                 0             0              0         0             0     14,820
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding                0             0              0         0             0      7,959
Beginning units                                         0             0              0         0             0     60,126
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                            0             0              0         0             0     68,085
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.95%:
      Units sold                                        0             0              0         0             0          3
      Units redeemed                                    0             0              0         0             0     (1,000)
      Units transferred                                 0             0              0         0             0      1,722
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding                0             0              0         0             0        725
Beginning units                                         0             0              0         0             0      9,886
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                            0             0              0         0             0     10,611
                                               ========== ============= ============== ========= ============= ==========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                    1,071           241          2,919         0            35      5,006
      Units redeemed                               (3,271)         (112)          (377)        0           (81)    (1,393)
      Units transferred                            (4,154)        5,027          1,459         0           120     (2,366)
                                               ---------- ------------- -------------- --------- ------------- ----------
Increase (decrease) in units outstanding           (6,354)        5,156          4,001         0            74      1,247
Beginning units                                    96,293        15,988         24,965         0         6,749     57,794
                                               ---------- ------------- -------------- --------- ------------- ----------
Ending units                                       89,939        21,144         28,966         0         6,823     59,041
                                               ========== ============= ============== ========= ============= ==========

                                                           Putnam
                                               MFS Total   Growth     Real    Small & Mid SunAmerica             Telecom
                                                 Return    Voyager   Estate    Cap Value   Balanced  Technology  Utility
                                               Portfolio  Portfolio Portfolio   Portfolio  Portfolio  Portfolio Portfolio
                                               (Class 2)  (Class 2) (Class 2)   (Class 2)  (Class 2)  (Class 2) (Class 2)
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                       0          0         0           0          0          0         0
      Units redeemed                                   0          0         0           0          0       (138)        0
      Units transferred                                0          0         0           0          0     11,283         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding               0          0         0           0          0     11,145         0
Beginning units                                        0          0         0           0          0     29,781         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                           0          0         0           0          0     40,926         0
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                   5,823         86     3,489         765         87          0         0
      Units redeemed                             (15,354)      (909)   (5,004)     (2,358)    (3,554)    (6,374)        0
      Units transferred                            4,168     (2,138)  (14,484)     31,936      1,531    (13,202)        0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding          (5,363)    (2,961)  (15,999)     30,343     (1,936)   (19,576)        0
Beginning units                                  334,209     35,477    98,058      33,463     61,535     57,027         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                     328,846     32,516    82,059      63,806     59,599     37,451         0
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                  12,726      1,616     6,108      52,451      2,956     21,435       446
      Units redeemed                             (59,014)    (5,372)  (20,162)    (22,171)   (24,109)   (62,968)   (5,357)
      Units transferred                           (7,384)    (1,874)   32,110     127,047     (1,742)    51,119    38,206
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding         (53,672)    (5,630)   18,056     157,327    (22,895)     9,586    33,295
Beginning units                                  875,773     87,989   261,899     181,760    289,931  1,020,699    63,586
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                     822,101     82,359   279,955     339,087    267,036  1,030,285    96,881
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                       0          0         0           0          0          0         0
      Units redeemed                                   0          0         0           0          0          0         0
      Units transferred                                0          0         0           0          0          0         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding               0          0         0           0          0          0         0
Beginning units                                        0          0         0           0          0          0         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                           0          0         0           0          0          0         0
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                       0          0         0           0          0          0         0
      Units redeemed                                   0          0         0           0          0          0         0
      Units transferred                                0          0         0           0          0          0         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding               0          0         0           0          0          0         0
Beginning units                                        0          0         0           0          0          0         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                           0          0         0           0          0          0         0
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.80%:
      Units sold                                       0          0         0           0          0          0         0
      Units redeemed                                   0          0         0           0          0       (620)        0
      Units transferred                                0          0         0           0          0      2,058         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding               0          0         0           0          0      1,438         0
Beginning units                                        0          0         0           0          0     62,519         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                           0          0         0           0          0     63,957         0
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.95%:
      Units sold                                       0          0         0           0          0          0         0
      Units redeemed                                   0          0         0           0          0     (3,675)        0
      Units transferred                                0          0         0           0          0     37,651         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding               0          0         0           0          0     33,976         0
Beginning units                                        0          0         0           0          0      4,969         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                           0          0         0           0          0     38,945         0
                                               =========  ========= ========= =========== ========== ========== =========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                     503        314       593          26      1,853          0         0
      Units redeemed                              (2,739)       (68)     (784)        (55)      (481)        (3)        0
      Units transferred                           (1,670)        81        (5)      6,829       (342)    (4,584)        0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Increase (decrease) in units outstanding          (3,906)       327      (196)      6,800      1,030     (4,587)        0
Beginning units                                   91,229      8,021    18,350       6,862     30,500     17,896         0
                                               ---------  --------- --------- ----------- ---------- ---------- ---------
Ending units                                      87,323      8,348    18,154      13,662     31,530     13,309         0
                                               =========  ========= ========= =========== ========== ========== =========

                                                Worldwide  Aggressive Alliance  Blue Chip    Cash    Corporate
                                               High Income   Growth    Growth     Growth  Management    Bond
                                                Portfolio  Portfolio  Portfolio Portfolio  Portfolio Portfolio
                                                (Class 2)  (Class 3)  (Class 3) (Class 3)  (Class 3) (Class 3)
                                               ----------- ---------- --------- --------- ---------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                         0          0         0         0          0         0
      Units redeemed                                     0          0         0         0          0         0
      Units transferred                                  0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0          0         0         0          0         0
Beginning units                                          0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0          0         0         0          0         0
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                         0     32,242   335,984   412,327  1,475,699   765,869
      Units redeemed                                     0       (397)  (10,300)  (12,691)  (458,916)  (37,522)
      Units transferred                                  0      2,648    70,203  (174,467)  (107,038)  212,386
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0     34,493   395,887   225,169    909,745   940,733
Beginning units                                          0     28,346   136,350   113,495  1,193,648   349,624
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0     62,839   532,237   338,664  2,103,393 1,290,357
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                     5,391     14,018    56,259    36,705    247,259   107,415
      Units redeemed                                (5,810)    (3,089)   (5,242)   (1,924)   (20,875)   (8,616)
      Units transferred                             16,425      6,006    32,860    12,497    (87,088)   46,458
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding            16,006     16,935    83,877    47,278    139,296   145,257
Beginning units                                     51,052     28,027    69,502    40,274    261,745   149,828
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                        67,058     44,962   153,379    87,552    401,041   295,085
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                         0          0         0         0          0         0
      Units redeemed                                     0          0         0         0          0         0
      Units transferred                                  0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0          0         0         0          0         0
Beginning units                                          0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0          0         0         0          0         0
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                         0          0         0         0          0         0
      Units redeemed                                     0          0         0         0          0         0
      Units transferred                                  0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0          0         0         0          0         0
Beginning units                                          0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0          0         0         0          0         0
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.80%:
      Units sold                                         0          0         0         0          0         0
      Units redeemed                                     0          0         0         0          0         0
      Units transferred                                  0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0          0         0         0          0         0
Beginning units                                          0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0          0         0         0          0         0
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.95%:
      Units sold                                         0          0         0         0          0         0
      Units redeemed                                     0          0         0         0          0         0
      Units transferred                                  0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0          0         0         0          0         0
Beginning units                                          0          0         0         0          0         0
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0          0         0         0          0         0
                                               =========== ========== ========= ========= ========== =========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                         0     12,384    25,460    30,944    120,979    59,722
      Units redeemed                                     0       (102)   (1,342)     (236)    (6,959)   (2,609)
      Units transferred                                  0     13,345    12,177    (6,844)  (179,950)   26,669
                                               ----------- ---------- --------- --------- ---------- ---------
Increase (decrease) in units outstanding                 0     25,627    36,295    23,864    (65,930)   83,782
Beginning units                                          0      3,476    27,420     2,662    189,529    31,356
                                               ----------- ---------- --------- --------- ---------- ---------
Ending units                                             0     29,103    63,715    26,526    123,599   115,138
                                               =========== ========== ========= ========= ========== =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris
    Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris
    Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

       5. CHANGES IN UNITS OUTSTANDING (continued)
          ----------------------------------------

For the year ended December 31, 2004.

                                               Davis                          Federated                                Goldman
                                              Venture   "Dogs" of   Emerging  American   Foreign   Global     Global    Sachs
                                               Value   Wall Street  Markets    Leaders    Value     Bond     Equities Research
                                             Portfolio   Portfolio Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio
                                             (Class 3)   (Class 3) (Class 3)  (Class 3) (Class 3) (Class 3) (Class 3) (Class 3)
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                     0           0         0          0         0         0         0         0
      Units redeemed                                 0           0         0          0         0         0         0         0
      Units transferred                              0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding             0           0         0          0         0         0         0         0
Beginning units                                      0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                         0           0         0          0         0         0         0         0
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.40%:
      Units sold                                     0           0         0          0         0         0         0         0
      Units redeemed                                 0           0         0          0         0         0         0         0
      Units transferred                              0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding             0           0         0          0         0         0         0         0
Beginning units                                      0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                         0           0         0          0         0         0         0         0
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (1):
      Units sold                             1,535,092     116,017   180,540    233,091 2,356,931   191,327    42,739         0
      Units redeemed                          (141,295)    (11,860)  (10,045)   (14,645) (203,347)  (14,401)   (3,865)        0
      Units transferred                        842,659      50,877    99,048    177,437   840,613    71,028     6,983         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding     2,236,456     155,034   269,543    395,883 2,994,197   247,954    45,857         0
Beginning units                              1,725,141     263,040   186,478    226,851 2,457,488   255,534    73,506         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                 3,961,597     418,074   456,021    622,734 5,451,685   503,488   119,363         0
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                     0           0         0          0    42,198         0         0         0
      Units redeemed                                 0           0         0          0   (73,084)        0         0         0
      Units transferred                              0           0         0          0 1,255,733         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding             0           0         0          0 1,224,847         0         0         0
Beginning units                                      0           0         0          0   356,089         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                         0           0         0          0 1,580,936         0         0         0
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                     0           0         0          0         0         0         0         0
      Units redeemed                                 0           0         0          0         0         0         0         0
      Units transferred                              0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding             0           0         0          0         0         0         0         0
Beginning units                                      0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                         0           0         0          0         0         0         0         0
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (4):
      Units sold                               498,711     122,155   121,340    244,725   862,472    87,066    65,881    12,727
      Units redeemed                           (17,371)     (3,570)   (2,097)    (5,266)  (28,561)   (7,816)   (2,297)      (27)
      Units transferred                        136,263      22,630    13,128     98,490   132,732    18,058    17,619    20,849
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding       617,603     141,215   132,371    337,949   966,643    97,308    81,203    33,549
Beginning units                                171,023     120,938    16,101     70,669   268,867    65,932    22,810     9,103
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                   788,626     262,153   148,472    408,618 1,235,510   163,240   104,013    42,652
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                     0           0         0          0         0         0         0         0
      Units redeemed                                 0           0         0          0         0         0         0         0
      Units transferred                              0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding             0           0         0          0         0         0         0         0
Beginning units                                      0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                         0           0         0          0         0         0         0         0
                                             ========= =========== =========  ========= ========= ========= ========= =========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                     0           0         0          0         0         0         0         0
      Units redeemed                                 0           0         0          0         0         0         0         0
      Units transferred                              0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Increase (decrease) in units outstanding             0           0         0          0         0         0         0         0
Beginning units                                      0           0         0          0         0         0         0         0
                                             --------- ----------- ---------  --------- --------- --------- --------- ---------
Ending units                                         0           0         0          0         0         0         0         0
                                             ========= =========== =========  ========= ========= ========= ========= =========

                                                                                 International International
                                               Growth-       Growth   High-Yield  Diversified      Growth     Marsico
                                                Income  Opportunities   Bond       Equities       & Income     Growth
                                              Portfolio     Portfolio Portfolio   Portfolio      Portfolio   Portfolio
                                              (Class 3)     (Class 3)  (Class 3)  (Class 3)      (Class 3)   (Class 3)
                                              --------- ------------- ---------- ------------- ------------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0             0          0             0             0         0
      Units redeemed                                  0             0          0             0             0         0
      Units transferred                               0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding              0             0          0             0             0         0
Beginning units                                       0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                          0             0          0             0             0         0
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.40%:
      Units sold                                      0             0          0             0             0         0
      Units redeemed                                  0             0          0             0             0         0
      Units transferred                               0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding              0             0          0             0             0         0
Beginning units                                       0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                          0             0          0             0             0         0
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                 62,435       128,409    395,749     2,528,947       267,323   484,023
      Units redeemed                            (12,846)      (12,277)   (54,952)     (192,136)      (35,670)  (43,476)
      Units transferred                          60,599        (8,932)   115,658       738,167       213,791   254,374
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding        110,188       107,200    456,455     3,074,978       445,444   694,921
Beginning units                                 231,147       269,627    711,066     2,207,499       650,380   918,446
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                    341,335       376,827  1,167,521     5,282,477     1,095,824 1,613,367
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                      0             0          0             0             0         0
      Units redeemed                                  0             0          0             0             0         0
      Units transferred                               0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding              0             0          0             0             0         0
Beginning units                                       0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                          0             0          0             0             0         0
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                      0             0          0             0             0         0
      Units redeemed                                  0             0          0             0             0         0
      Units transferred                               0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding              0             0          0             0             0         0
Beginning units                                       0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                          0             0          0             0             0         0
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                 51,361        52,039    233,239       705,332       156,695    22,597
      Units redeemed                             (1,805)       (1,572)   (31,797)      (18,233)       (9,144)     (515)
      Units transferred                          31,661       (26,900)    18,167       105,235       159,876     4,499
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding         81,217        23,567    219,609       792,334       307,427    26,581
Beginning units                                  19,569        18,972    169,593       197,653        94,383    19,430
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                    100,786        42,539    389,202       989,987       401,810    46,011
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                      0             0          0             0             0         0
      Units redeemed                                  0             0          0             0             0         0
      Units transferred                               0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding              0             0          0             0             0         0
Beginning units                                       0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                          0             0          0             0             0         0
                                              ========= ============= ========== ============= ============= =========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                      0             0          0             0             0         0
      Units redeemed                                  0             0          0             0             0         0
      Units transferred                               0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Increase (decrease) in units outstanding              0             0          0             0             0         0
Beginning units                                       0             0          0             0             0         0
                                              --------- ------------- ---------- ------------- ------------- ---------
Ending units                                          0             0          0             0             0         0
                                              ========= ============= ========== ============= ============= =========

                                                 MFS
                                             Massachusetts    MFS               Putnam
                                              Investors     Mid-Cap  MFS Total  Growth:     Real
                                                Trust        Growth   Return    Voyager    Estate
                                              Portfolio    Portfolio Portfolio Portfolio Portfolio
                                              (Class 3)    (Class 3) (Class 3) (Class 3) (Class 3)
                                             ------------- --------- --------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                         0         0         0         0         0
      Units redeemed                                     0         0         0         0         0
      Units transferred                                  0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding                 0         0         0         0         0
Beginning units                                          0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Ending units                                             0         0         0         0         0
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.40%:
      Units sold                                         0         0         0         0         0
      Units redeemed                                     0         0         0         0         0
      Units transferred                                  0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding                 0         0         0         0         0
Beginning units                                          0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Ending units                                             0         0         0         0         0
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                   311,311 1,026,836   877,768    35,979   338,043
      Units redeemed                               (54,916) (100,258) (108,651)   (4,581)  (22,325)
      Units transferred                            163,492   228,945   489,434   (19,247)  112,768
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding           419,887 1,155,523 1,258,551    12,151   428,486
Beginning units                                    545,587 1,733,813 1,504,371    91,097   337,696
                                             ------------- --------- --------- --------- ---------
Ending units                                       965,474 2,889,336 2,762,922   103,248   766,182
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                         0         0         0         0         0
      Units redeemed                                     0         0         0         0         0
      Units transferred                                  0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding                 0         0         0         0         0
Beginning units                                          0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Ending units                                             0         0         0         0         0
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                         0         0         0         0         0
      Units redeemed                                     0         0         0         0         0
      Units transferred                                  0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding                 0         0         0         0         0
Beginning units                                          0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Ending units                                             0         0         0         0         0
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                   101,625   351,279   510,514     7,036   128,020
      Units redeemed                                (3,378)  (11,217)  (30,523)     (566)   (3,077)
      Units transferred                             16,963   (22,046)  100,872    (4,685)   (1,655)
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding           115,210   318,016   580,863     1,785   123,288
Beginning units                                     42,043   182,200   117,387    12,618    46,205
                                             ------------- --------- --------- --------- ---------
Ending units                                       157,253   500,216   698,250    14,403   169,493
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                         0         0         0         0         0
      Units redeemed                                     0         0         0         0         0
      Units transferred                                  0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding                 0         0         0         0         0
Beginning units                                          0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Ending units                                             0         0         0         0         0
                                             ============= ========= ========= ========= =========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                         0         0         0         0         0
      Units redeemed                                     0         0         0         0         0
      Units transferred                                  0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Increase (decrease) in units outstanding                 0         0         0         0         0
Beginning units                                          0         0         0         0         0
                                             ------------- --------- --------- --------- ---------
Ending units                                             0         0         0         0         0
                                             ============= ========= ========= ========= =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris
     Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum I

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)
   ----------------------------------------

For the year ended December 31, 2004.

                                                                                         Federated
                                                   Davis       "Dogs" of     Emerging     American     Foreign      Global
                                               Venture Value   Wall Street    Markets      Leaders      Value        Bond
                                                 Portfolio      Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                                 (Class 3)      (Class 3)    (Class 3)    (Class 3)   (Class 3)    (Class 3)
                                               -------------   -----------   ----------  ----------   ----------   ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                            0             0            0           0            0            0
     Units redeemed                                        0             0            0           0            0            0
     Units transferred                                     0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding                   0             0            0           0            0            0
Beginning units                                            0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                               0             0            0           0            0            0
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      945,381       135,660       86,667     375,665    1,514,546      141,007
     Units redeemed                                  (55,863)      (11,938)     (27,194)    (15,120)     (52,678)     (14,945)
     Units transferred                               284,212        91,227       51,256     135,516      296,683       36,257
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding           1,173,730       214,949      110,729     496,061    1,758,551      162,319
Beginning units                                      477,327       112,425       33,017     147,282      614,436       73,716
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                       1,651,057       327,374      143,746     643,343    2,372,987      236,035
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      137,606         4,785       37,775      34,145      287,599       18,695
     Units redeemed                                  (14,172)       (1,605)      (5,159)     (1,553)     (26,177)      (6,481)
     Units transferred                                92,331        (2,120)      16,896      26,070      108,460        2,890
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding             215,765         1,060       49,512      58,662      369,882       15,104
Beginning units                                      262,216        66,688       42,556      27,080      361,907       37,002
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                         477,981        67,748       92,068      85,742      731,789       52,106
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                            0             0            0           0        1,650            0
     Units redeemed                                        0             0            0           0         (501)           0
     Units transferred                                     0             0            0           0       26,814            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding                   0             0            0           0       27,963            0
Beginning units                                            0             0            0           0        2,169            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                               0             0            0           0       30,132            0
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                            0             0            0           0            0            0
     Units redeemed                                        0             0            0           0            0            0
     Units transferred                                     0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding                   0             0            0           0            0            0
Beginning units                                            0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                               0             0            0           0            0            0
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                            0             0            0           0            0            0
     Units redeemed                                        0             0            0           0            0            0
     Units transferred                                     0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding                   0             0            0           0            0            0
Beginning units                                            0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                               0             0            0           0            0            0
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                            0             0            0           0            0            0
     Units redeemed                                        0             0            0           0            0            0
     Units transferred                                     0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding                   0             0            0           0            0            0
Beginning units                                            0             0            0           0            0            0
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                               0             0            0           0            0            0
                                               =============   ===========   ==========  ==========   ==========   ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       77,341        29,832       41,328      33,915      155,819       14,933
     Units redeemed                                   (3,452)          (49)        (249)       (803)      (5,933)         (35)
     Units transferred                                33,397        15,053      154,951       2,132       42,014        8,880
                                               -------------   -----------   ----------  ----------   ----------   ----------
Increase (decrease) in units outstanding             107,286        44,836      196,030      35,244      191,900       23,778
Beginning units                                       54,820         3,319        1,324       7,397      100,847        5,655
                                               -------------   -----------   ----------  ----------   ----------   ----------
Ending units                                         162,106        48,155      197,354      42,641      292,747       29,433
                                               =============   ===========   ==========  ==========   ==========   ==========

                                                             Goldman                                             International
                                                  Global      Sachs      Growth-    Growth       High-Yield       Diversified
                                                 Equities   Research     Income   Opportunities      Bond          Equities
                                                 Portfolio  Portfolio  Portfolio   Portfolio     Portfolio         Portfolio
                                                 (Class 3)  (Class 3)   (Class 3)  (Class 3)      (Class 3)        (Class 3)
                                                 ---------  ---------  ---------  -------------  ----------      -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0          0          0              0           0                  0
     Units redeemed                                      0          0          0              0           0                  0
     Units transferred                                   0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding                 0          0          0              0           0                  0
Beginning units                                          0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                             0          0          0              0           0                  0
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                     94,863     59,820     54,906        135,390     309,387          1,388,881
     Units redeemed                                 (3,930)      (511)    (8,242)        (1,597)   (290,764)          (100,246)
     Units transferred                               6,448     17,902     53,079         15,817      (3,383)           240,572
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding            97,381     77,211     99,743        149,610      15,240          1,529,207
Beginning units                                     69,702     20,555     62,858         53,113     676,213            908,859
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                       167,083     97,766    162,601        202,723     691,453          2,438,066
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      9,290          0      5,685         38,286      51,231            237,141
     Units redeemed                                 (1,062)         0     (1,987)        (2,441)    (11,523)           (20,667)
     Units transferred                              (6,695)         0      4,595          5,958      23,012             82,027
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding             1,533          0      8,293         41,803      62,720            298,501
Beginning units                                     10,826          0     40,091         71,725     148,009            271,169
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                        12,359          0     48,384        113,528     210,729            569,670
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                          0          0          0              0           0                  0
     Units redeemed                                      0          0          0              0           0                  0
     Units transferred                                   0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding                 0          0          0              0           0                  0
Beginning units                                          0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                             0          0          0              0           0                  0
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                          0          0          0              0           0                  0
     Units redeemed                                      0          0          0              0           0                  0
     Units transferred                                   0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding                 0          0          0              0           0                  0
Beginning units                                          0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                             0          0          0              0           0                  0
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.80%:
     Units sold                                          0          0          0              0           0                  0
     Units redeemed                                      0          0          0              0           0                  0
     Units transferred                                   0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding                 0          0          0              0           0                  0
Beginning units                                          0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                             0          0          0              0           0                  0
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.95%:
     Units sold                                          0          0          0              0           0                  0
     Units redeemed                                      0          0          0              0           0                  0
     Units transferred                                   0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding                 0          0          0              0           0                  0
Beginning units                                          0          0          0              0           0                  0
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                             0          0          0              0           0                  0
                                                 =========  =========  =========  =============  ==========      =============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      7,052          0     10,138         47,366      27,598            125,675
     Units redeemed                                    (85)         0       (194)          (589)       (588)            (6,021)
     Units transferred                               9,636        121     (1,088)       (14,263)      1,973             40,284
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Increase (decrease) in units outstanding            16,603        121      8,856         32,514      28,983            159,938
Beginning units                                      1,950        460      7,346          1,328      47,810            101,785
                                                 ---------  ---------  ---------  -------------  ----------      -------------
Ending units                                        18,553        581     16,202         33,842      76,793            261,723
                                                 =========  =========  =========  =============  ==========      =============

                                                                             MFS
                                               International             Massachusetts      MFS                 Putnam
                                                   Growth      Marsico     Investors      Mid-Cap   MFS Total   Growth       Real
                                                 and Income    Growth        Trust        Growth      Return    Voyager     Estate
                                                 Portfolio    Portfolio    Portfolio    Portfolio   Portfolio  Portfolio  Portfolio
                                                 (Class 3)    (Class 3)    (Class 3)     (Class 3)   (Class 3) (Class 3)  (Class 3)
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                            0          0              0           0          0          0          0
     Units redeemed                                        0          0              0           0          0          0          0
     Units transferred                                     0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding                   0          0              0           0          0          0          0
Beginning units                                            0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                               0          0              0           0          0          0          0
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      305,643    130,640        208,086     726,813    857,839     20,879    189,647
     Units redeemed                                  (39,735)    (4,355)       (11,884)    (35,479)   (62,280)      (284)   (17,040)
     Units transferred                               366,560     28,130         37,567      32,963    106,391     (4,868)    (7,749)
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding             632,468    154,415        233,769     724,297    901,950     15,727    164,858
Beginning units                                      284,473     63,004        147,935     539,293    392,289     20,509    117,151
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                         916,941    217,419        381,704   1,263,590  1,294,239     36,236    282,009
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                       33,431     74,697         52,538     109,404     87,772      1,462     56,339
     Units redeemed                                   (6,484)   (14,057)        (4,902)    (30,609)   (10,129)      (284)    (5,226)
     Units transferred                                42,040     (6,442)        23,174       2,288    160,602     12,362     12,375
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              68,987     54,198         70,810      81,083    238,245     13,540     63,488
Beginning units                                      112,450    290,269         81,535     329,389    198,694     14,803     86,289
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                         181,437    344,467        152,345     410,472    436,939     28,343    149,777
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                            0          0              0           0          0          0          0
     Units redeemed                                        0          0              0           0          0          0          0
     Units transferred                                     0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding                   0          0              0           0          0          0          0
Beginning units                                            0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                               0          0              0           0          0          0          0
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                            0          0              0           0          0          0          0
     Units redeemed                                        0          0              0           0          0          0          0
     Units transferred                                     0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding                   0          0              0           0          0          0          0
Beginning units                                            0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                               0          0              0           0          0          0          0
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                            0          0              0           0          0          0          0
     Units redeemed                                        0          0              0           0          0          0          0
     Units transferred                                     0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding                   0          0              0           0          0          0          0
Beginning units                                            0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                               0          0              0           0          0          0          0
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                            0          0              0           0          0          0          0
     Units redeemed                                        0          0              0           0          0          0          0
     Units transferred                                     0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding                   0          0              0           0          0          0          0
Beginning units                                            0          0              0           0          0          0          0
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                               0          0              0           0          0          0          0
                                               =============  =========  =============  ==========  =========  =========  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       20,160      1,726         25,489      63,589     63,125      1,131     32,452
     Units redeemed                                     (265)      (208)        (1,076)     (3,014)    (1,517)        (4)      (818)
     Units transferred                                 5,384        420          2,567      15,570     23,241        219     (8,363)
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Increase (decrease) in units outstanding              25,279      1,938         26,980      76,145     84,849      1,346     23,271
Beginning units                                       27,307      9,516         13,907      54,490     45,627      2,415      7,501
                                               -------------  ---------  -------------  ----------  ---------  ---------  ---------
Ending units                                          52,586     11,454         40,887     130,635    130,476      3,761     30,772
                                               =============  =========  =============  ==========  =========  =========  =========

(1) Offered in polaris platinum, polaris protector, and polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING(continued)
         ---------------------------------------

For the year ended December 31, 2004.

                                             Small & Mid   SunAmerica                    Telecom      Worldwide
                                              Cap Value     Balanced    Technology       Utility    High Income      Comstock
                                              Portfolio    Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                               (Class 3)    (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class II)
                                             -----------   -----------  ------------   -----------  -------------   -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0             0             0             0              0             0
     Units redeemed                                    0             0             0             0              0             0
     Units transferred                                 0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding               0             0             0             0              0             0
Beginning units                                        0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                           0             0             0             0              0             0
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0             0             0             0              0             0
     Units redeemed                                    0             0             0             0              0             0
     Units transferred                                 0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding               0             0             0             0              0             0
Beginning units                                        0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                           0             0             0             0              0             0
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                1,239,233       150,604       857,303             0              0     1,756,123
     Units redeemed                              (90,441)      (24,503)     (107,870)            0              0      (213,322)
     Units transferred                           469,290        20,369       (48,646)            0              0       935,540
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding       1,618,082       146,470       700,787             0              0     2,478,341
Beginning units                                1,434,737       233,498     1,468,722             0              0     4,171,378
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                   3,052,819       379,968     2,169,509             0              0     6,649,719
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                   18,929             0             0             0              0       423,765
     Units redeemed                              (70,609)            0             0             0              0      (685,809)
     Units transferred                         1,199,824             0             0             0              0     2,819,204
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding       1,148,144             0             0             0              0     2,557,160
Beginning units                                  192,827             0             0             0              0     8,080,079
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                   1,340,971             0             0             0              0    10,637,239
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0             0             0             0              0             0
     Units redeemed                                    0             0             0             0              0             0
     Units transferred                                 0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding               0             0             0             0              0             0
Beginning units                                        0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                           0             0             0             0              0             0
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  598,391        88,313       212,973           854          4,400       573,704
     Units redeemed                              (12,044)       (9,980)       (8,091)          (25)        (1,623)      (16,747)
     Units transferred                            92,862        15,561        61,147           (68)         7,452        84,751
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding         679,209        93,894       266,029           761         10,229       641,708
Beginning units                                  204,186        25,176        89,460         1,863          9,538       450,168
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                     883,395       119,070       355,489         2,624         19,767     1,091,876
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0             0             0             0              0             0
     Units redeemed                                    0             0             0             0              0             0
     Units transferred                                 0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding               0             0             0             0              0             0
Beginning units                                        0             0             0             0              0             0
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                           0             0             0             0              0             0
                                             ===========   ===========  ============   ===========  =============   ===========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0             0             0             0              0         6,338
     Units redeemed                                    0             0             0             0              0        (4,167)
     Units transferred                                 0             0             0             0              0        34,284
                                             -----------   -----------  ------------   -----------  -------------   -----------
Increase (decrease) in units outstanding               0             0             0             0              0        36,455
Beginning units                                        0             0             0             0              0        89,132
                                             -----------   -----------  ------------   -----------  -------------   -----------
Ending units                                           0             0             0             0              0       125,587
                                             ===========   ===========  ============   ===========  =============   ===========


                                              Emerging     Growth and                 Conservative  Conservative
                                                Growth         Income     Balanced       Balanced      Growth      Equity Income
                                             Portfolio      Portfolio    Portfolio      Portfolio     Portfolio       Fund
                                             (Class II)     (Class II)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                             ----------    -----------  ------------  ------------  -------------  -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0              0             0             0              0              0
     Units redeemed                                   0              0             0             0              0              0
     Units transferred                                0              0             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding              0              0             0             0              0              0
Beginning units                                       0              0             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                          0              0             0             0              0              0
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.40%:
     Units sold                                       0              0       772,132        19,934        205,099         79,318
     Units redeemed                                   0              0      (761,205)      (81,369)      (258,018)      (104,275)
     Units transferred                                0              0     2,235,764       487,153        570,264        204,944
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding              0              0     2,246,691       425,718        517,345        179,987
Beginning units                                       0              0     6,791,743     1,109,847      3,102,160      1,611,820
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                          0              0     9,038,434     1,535,565      3,619,505      1,791,807
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 201,131      3,218,491         7,040             0         11,154              0
     Units redeemed                             (50,342)      (399,577)     (116,133)            0       (100,337)             0
     Units transferred                          (11,105)     1,462,144        47,287             0        (81,190)             0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding        139,684      4,281,058       (61,806)            0       (170,373)             0
Beginning units                               1,195,811      5,138,254     1,345,761             0      1,034,334              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                  1,335,495      9,419,312     1,283,955             0        863,961              0
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                  35,983        311,304             0             0              0              0
     Units redeemed                             (75,106)      (491,554)            0             0              0              0
     Units transferred                           36,569      1,564,681             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding         (2,554)     1,384,431             0             0              0              0
Beginning units                               1,129,170      5,593,346             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                  1,126,616      6,977,777             0             0              0              0
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0              0             0             0              0              0
     Units redeemed                                   0              0             0             0              0              0
     Units transferred                                0              0             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding              0              0             0             0              0              0
Beginning units                                       0              0             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                          0              0             0             0              0              0
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  39,448        807,972             0             0              0              0
     Units redeemed                              (2,942)       (29,152)            0             0              0              0
     Units transferred                            7,793        102,965             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding         44,299        881,785             0             0              0              0
Beginning units                                  99,452        351,301             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                    143,751      1,233,086             0             0              0              0
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0              0       239,776        25,164        136,771         22,755
     Units redeemed                                   0              0      (219,767)      (40,817)       (91,874)       (18,054)
     Units transferred                                0              0       713,566        88,314        252,486         12,714
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding              0              0       733,575        72,661        297,383         17,415
Beginning units                                       0              0     2,594,516       357,165      1,816,953        313,193
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                          0              0     3,328,091       429,826      2,114,336        330,608
                                             ==========    ===========  ============  ============  =============  =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0              0             0             0              0              0
     Units redeemed                                   0              0             0             0              0              0
     Units transferred                                0              0             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Increase (decrease) in units outstanding              0              0             0             0              0              0
Beginning units                                       0              0             0             0              0              0
                                             ----------    -----------  ------------  ------------  -------------  -------------
Ending units                                          0              0             0             0              0              0
                                             ==========    ===========  ============  ============  =============  =============

                                                                                             Interna-
                                              Flexible              Growth &                  tional     Mid Cap     Money
                                              Income      Growth     Income       Income      Growth      Stock      Market
                                             Portfolio     Fund       Fund         Fund        Fund       Fund        Fund
                                             (Class 1)   (Class 1)  (Class 1)    (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0          0          0             0          0         0             0
     Units redeemed                                   0          0          0             0          0         0             0
     Units transferred                                0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding              0          0          0             0          0         0             0
Beginning units                                       0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                          0          0          0             0          0         0             0
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.40%:
     Units sold                                 184,651      4,370     24,806        13,348      7,999    12,229       300,309
     Units redeemed                            (323,699)   (14,216)   (46,347)     (121,128)    (1,120)  (24,632)      (63,557)
     Units transferred                          991,604     22,317    180,663        69,491     48,014   191,245      (218,192)
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding        852,556     12,471    159,122       (38,289)    54,893   178,842        18,560
Beginning units                               2,262,614    150,222    574,264     1,063,870     19,405   283,314       559,449
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                  3,115,170    162,693    733,386     1,025,581     74,298   462,156       578,009
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0          0          0             0          0         0             0
     Units redeemed                                   0          0          0             0          0         0             0
     Units transferred                                0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding              0          0          0             0          0         0             0
Beginning units                                       0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                          0          0          0             0          0         0             0
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0          0          0             0          0         0             0
     Units redeemed                                   0          0          0             0          0         0             0
     Units transferred                                0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding              0          0          0             0          0         0             0
Beginning units                                       0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                          0          0          0             0          0         0             0
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0          0          0             0          0         0             0
     Units redeemed                                   0          0          0             0          0         0             0
     Units transferred                                0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding              0          0          0             0          0         0             0
Beginning units                                       0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                          0          0          0             0          0         0             0
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0          0          0             0          0         0             0
     Units redeemed                                   0          0          0             0          0         0             0
     Units transferred                                0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding              0          0          0             0          0         0             0
Beginning units                                       0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                          0          0          0             0          0         0             0
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                  52,358        951     19,955           658          0         0        28,012
     Units redeemed                             (72,358)    (1,400)   (16,244)       (7,308)      (766)   (4,179)      (15,703)
     Units transferred                          154,354        568     (8,572)      (48,378)     2,156     1,422       (37,387)
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding        134,354        119     (4,861)      (55,028)     1,390    (2,757)      (25,078)
Beginning units                                 728,476     66,001    432,599       211,232      8,079    57,091       111,605
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                    862,830     66,120    427,738       156,204      9,469    54,334        86,527
                                             ==========  =========  =========   ===========  =========  ========   ===========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0          0          0             0          0         0             0
     Units redeemed                                   0          0          0             0          0         0             0
     Units transferred                                0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Increase (decrease) in units outstanding              0          0          0             0          0         0             0
Beginning units                                       0          0          0             0          0         0             0
                                             ----------  ---------  ---------   -----------  ---------  --------   -----------
Ending units                                          0          0          0             0          0         0             0
                                             ==========  =========  =========   ===========  =========  ========   ===========


(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.

                                             Small & Mid  SunAmerica                Telecom     Worldwide                 Emerging
                                              Cap Value    Balanced   Technology    Utility    High Income   Comstock      Growth
                                              Portfolio   Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 3)   (Class 3)    (Class 3)   (Class 3)    (Class 3)   (Class II)   (Class II)
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0           0           0           0             0        9,349           0
     Units redeemed                                    0           0           0           0             0         (549)          0
     Units transferred                                 0           0           0           0             0        3,923           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding               0           0           0           0             0       12,723           0
Beginning units                                        0           0           0           0             0       35,843           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                           0           0           0           0             0       48,566           0
                                             =======================================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                  995,154     132,283     388,368       3,086        10,411      821,757      87,667
     Units redeemed                              (28,103)     (9,334)    (24,694)         (9)      (24,692)     (47,288)     (7,623)
     Units transferred                           177,654      33,409     (37,174)     (1,317)       26,650      257,156        (483)
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding       1,144,705     156,358     326,500       1,760        12,369    1,031,625      79,561
Beginning units                                  368,369      90,194     215,592       1,991        16,266      614,411     159,665
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                   1,513,074     246,552     542,092       3,751        28,635    1,646,036     239,226
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  178,310       7,745      69,315           0             0      162,633      21,503
     Units redeemed                              (24,290)     (1,351)    (18,704)          0             0      (68,024)    (26,711)
     Units transferred                            89,667       2,249     210,146           0             0      166,189      (6,266)
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding         243,687       8,643     260,757           0             0      260,798     (11,474)
Beginning units                                  282,420      46,635     223,801           0             0      776,438     238,273
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                     526,107      55,278     484,558           0             0    1,037,236     226,799
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                    1,362           0           0           0             0       34,970       4,193
     Units redeemed                                 (801)          0           0           0             0      (27,151)       (995)
     Units transferred                            45,533           0           0           0             0      142,663      22,330
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding          46,094           0           0           0             0      150,482      25,528
Beginning units                                    2,048           0           0           0             0      482,806      75,718
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                      48,142           0           0           0             0      633,288     101,246
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0           0           0           0             0            0           0
     Units redeemed                                    0           0           0           0             0            0           0
     Units transferred                                 0           0           0           0             0            0           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding               0           0           0           0             0            0           0
Beginning units                                        0           0           0           0             0            0           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                           0           0           0           0             0            0           0
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                        0           0           0           0             0            0           0
     Units redeemed                                    0           0           0           0             0            0           0
     Units transferred                                 0           0           0           0             0            0           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding               0           0           0           0             0            0           0
Beginning units                                        0           0           0           0             0            0           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                           0           0           0           0             0            0           0
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                        0           0           0           0             0       49,323           0
     Units redeemed                                    0           0           0           0             0       (9,725)          0
     Units transferred                                 0           0           0           0             0      (31,371)          0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding               0           0           0           0             0        8,227           0
Beginning units                                        0           0           0           0             0      101,065           0
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                           0           0           0           0             0      109,292           0
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                   89,711       7,514      63,801         483            75      144,456      23,531
     Units redeemed                               (3,332)        (81)     (2,838)          0           (30)      (7,711)       (226)
     Units transferred                            51,682       2,181      14,572           0           523       30,481      (1,066)
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Increase (decrease) in units outstanding         138,061       9,614      75,535         483           568      167,226      22,239
Beginning units                                   65,785       1,846      21,043         610           393      148,948      25,451
                                             -----------  ----------  ----------   ---------   -----------  -----------  ----------
Ending units                                     203,846      11,460      96,578       1,093           961      316,174      47,690
                                             ===========  ==========  ==========   =========   ===========  ===========  ==========

                                              Growth &                Conservative   Conservative
                                                Income     Balanced     Balanced        Growth      Equity Income  Flexible Income
                                              Portfolio   Portfolio    Portfolio      Portfolio         Fund          Portfolio
                                             (Class II)   (Class A)     (Class A)      (Class A)      (Class A)       (Class A)
                                             -----------  ----------  ------------   ------------   -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0             0             0              0               0                0
     Units redeemed                                  0             0             0              0               0                0
     Units transferred                               0             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding             0             0             0              0               0                0
Beginning units                                      0             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                         0             0             0              0               0                0
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.72% (4):
     Units sold                              1,594,864             0             0              0               0                0
     Units redeemed                            (72,357)            0             0              0               0                0
     Units transferred                         170,565             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding     1,693,072             0             0              0               0                0
Beginning units                                773,882             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                 2,466,954             0             0              0               0                0
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                272,221         1,344             0          6,444               0                0
     Units redeemed                            (56,177)      (21,355)            0        (13,959)              0                0
     Units transferred                          83,156         4,480             0            494               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding       299,200       (15,531)            0         (7,021)              0                0
Beginning units                                747,351       273,852             0        156,675               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                 1,046,551       258,321             0        149,654               0                0
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                 28,746             0             0              0               0                0
     Units redeemed                             (8,239)            0             0              0               0                0
     Units transferred                          85,029             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding       105,536             0             0              0               0                0
Beginning units                                209,230             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                   314,766             0             0              0               0                0
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0             0             0              0               0                0
     Units redeemed                                  0             0             0              0               0                0
     Units transferred                               0             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding             0             0             0              0               0                0
Beginning units                                      0             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                         0             0             0              0               0                0
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.80%:
     Units sold                                      0        60,079        10,289         16,742          29,264            3,994
     Units redeemed                                  0      (221,161)      (32,278)       (45,147)        (37,909)        (124,964)
     Units transferred                               0       519,410        (8,580)        52,295          63,310           32,864
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding             0       358,328       (30,569)        23,890          54,665          (88,106)
Beginning units                                      0     2,836,346       329,852      1,210,955         434,430          808,158
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                         0     3,194,674       299,283      1,234,845         489,095          720,052
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.95%:
     Units sold                                      0             0             0              0               0                0
     Units redeemed                                  0             0             0              0               0                0
     Units transferred                               0             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding             0             0             0              0               0                0
Beginning units                                      0             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                         0             0             0              0               0                0
                                             =========    ==========  ============   ============   =============  ===============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                150,924             0             0              0               0                0
     Units redeemed                             (6,194)            0             0              0               0                0
     Units transferred                          34,847             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Increase (decrease) in units outstanding       179,577             0             0              0               0                0
Beginning units                                138,630             0             0              0               0                0
                                             ---------    ----------  ------------   ------------   -------------  ---------------
Ending units                                   318,207             0             0              0               0                0
                                             =========    ==========  ============   ============   =============  ===============

                                                           Growth &                  International
                                               Growth      Income        Income         Growth      Mid Cap Stock  Money Market
                                                Fund        Fund          Fund           Fund            Fund          Fund
                                              (Class A)   (Class A)     (Class A)      (Class A)      (Class A)     (Class A)
                                             -----------  ----------  ------------   -------------  -------------  -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.80%:
     Units sold                                        0      21,149             0              0               0              0
     Units redeemed                               (4,934)    (25,653)      (12,422)        (2,121)         (4,703)       (57,098)
     Units transferred                             2,523      27,850        30,767            304          46,604         15,262
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding          (2,411)     23,346        18,345         (1,817)         41,901        (41,836)
Beginning units                                   39,588     222,245       219,572          9,051          86,000        101,736
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                      37,177     245,591       237,917          7,234         127,901         59,900
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.95%:
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                        0           0             0              0               0              0
     Units redeemed                                    0           0             0              0               0              0
     Units transferred                                 0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Increase (decrease) in units outstanding               0           0             0              0               0              0
Beginning units                                        0           0             0              0               0              0
                                             -----------  ----------  ------------   ------------   -------------  -------------
Ending units                                           0           0             0              0               0              0
                                             ===========  ==========  ============   ============   =============  =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.

                                                         Short Term    Small     Strategic         U.S.      West Coast
                                                REIT       Income    Cap Growth   Growth       Government      Equity    Balanced
                                                Fund        Fund       Fund      Portfolio  Securities Fund     Fund     Portfolio
                                             (Class 1)    (Class 1)  (Class 1)   (Class 1)     (Class 1)      Class 1)   (Class 2)
                                            ------------ ----------  ----------  ---------  ---------------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0          0           0          0                0          0            0
     Units redeemed                                    0          0           0          0                0          0            0
     Units transferred                                 0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding               0          0           0          0                0          0            0
Beginning units                                        0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                           0          0           0          0                0          0            0
                                            =======================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                    6,773      7,724      20,476    129,692           13,327     58,024            0
     Units redeemed                               (1,148)   (53,306)     (5,373)   (82,403)        (183,651)   (60,031)           0
     Units transferred                            32,981    (15,046)     50,677    253,013         (528,066)   230,068            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding          38,606    (60,628)     65,780    300,302         (698,390)   228,061            0
Beginning units                                       13    490,699     155,493    650,628        2,361,580    749,108            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                      38,619    430,071     221,273    950,930        1,663,190    977,169            0
                                            ============  =========  ==========  =========  ===============   ========   ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0          0           0      6,025                0          0      457,915
     Units redeemed                                    0          0           0    (16,765)               0          0      (99,498)
     Units transferred                                 0          0           0     23,895                0          0      385,442
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding               0          0           0     13,155                0          0      743,859
Beginning units                                        0          0           0    240,458                0          0      881,607
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                           0          0           0    253,613                0          0    1,625,466
                                            ============  =========  ==========  =========  ===============   ========   ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0          0           0          0                0          0            0
     Units redeemed                                    0          0           0          0                0          0            0
     Units transferred                                 0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding               0          0           0          0                0          0            0
Beginning units                                        0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                           0          0           0          0                0          0            0
                                            ============  =========  ==========  =========  ===============   ========   ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0          0           0          0                0          0            0
     Units redeemed                                    0          0           0          0                0          0            0
     Units transferred                                 0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding               0          0           0          0                0          0            0
Beginning units                                        0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                           0          0           0          0                0          0            0
                                            ============  =========  ==========  =========  ===============   ========   ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0          0           0          0                0          0            0
     Units redeemed                                    0          0           0          0                0          0            0
     Units transferred                                 0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding               0          0           0          0                0          0            0
Beginning units                                        0          0           0          0                0          0            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                           0          0           0          0                0          0            0
                                            ============  =========  ==========  =========  ===============   ========   ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0      1,583      10,815     44,888              820     14,020            0
     Units redeemed                                   (2)    (4,517)       (635)   (24,068)         (13,099)   (12,860)           0
     Units transferred                                 0    (15,191)      3,150     59,123          (62,801)     6,505            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding              (2)   (18,125)     13,330     79,943          (75,080)     7,665            0
Beginning units                                       13     80,256      19,845    333,351          392,012    170,785            0
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                          11     62,131      33,175    413,294          316,932    178,450            0
                                            ============  =========  ==========  =========  ===============   ========   ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0          0           0          0                0          0    1,281,596
     Units redeemed                                    0          0           0          0                0          0     (490,818)
     Units transferred                                 0          0           0          0                0          0    2,820,354
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Increase (decrease) in units outstanding               0          0           0          0                0          0    3,611,132
Beginning units                                        0          0           0          0                0          0    5,308,097
                                            ------------  ---------  ----------  ---------  ---------------   --------   ----------
Ending units                                           0          0           0          0                0          0    8,919,229
                                            ============  =========  ==========  =========  ===============   ========   ==========

                                              Conservative  Conservative                  Flexible                   Growth &
                                                Balanced       Growth     Equity Income    Income       Growth        Income
                                               Portfolio      Portfolio         Fund      Portfolio      Fund          Fund
                                               (Class 2)      (Class 2)      (Class 2)    (Class 2)   (Class 2)      (Class 2)
                                              ------------  ------------  -------------  ----------   ----------   -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                          0             0              0           0            0               0
     Units redeemed                                      0             0              0           0            0               0
     Units transferred                                   0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0             0              0           0            0               0
Beginning units                                          0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0             0              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.40%:
     Units sold                                          0             0              0           0            0               0
     Units redeemed                                      0             0              0           0            0               0
     Units transferred                                   0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0             0              0           0            0               0
Beginning units                                          0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0             0              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                          0       431,457              0           0            0               0
     Units redeemed                                      0       (45,494)             0           0            0               0
     Units transferred                                   0       198,210              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0       584,173              0           0            0               0
Beginning units                                          0       465,978              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0     1,050,151              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                          0             0              0           0            0               0
     Units redeemed                                      0             0              0           0            0               0
     Units transferred                                   0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0             0              0           0            0               0
Beginning units                                          0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0             0              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                          0             0              0           0            0               0
     Units redeemed                                      0             0              0           0            0               0
     Units transferred                                   0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0             0              0           0            0               0
Beginning units                                          0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0             0              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                          0             0              0           0            0               0
     Units redeemed                                      0             0              0           0            0               0
     Units transferred                                   0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0             0              0           0            0               0
Beginning units                                          0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0             0              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                          0             0              0           0            0               0
     Units redeemed                                      0             0              0           0            0               0
     Units transferred                                   0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding                 0             0              0           0            0               0
Beginning units                                          0             0              0           0            0               0
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                             0             0              0           0            0               0
                                              ============  ============  =============  ==========   ==========   =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                    343,666       560,780        159,951     669,622       29,027          44,290
     Units redeemed                               (110,486)     (134,768)       (77,607)   (296,825)     (17,754)        (27,481)
     Units transferred                             696,310       560,754        601,684   2,891,900        8,467          66,723
                                              ------------  ------------  -------------  ----------   ----------   -------------
Increase (decrease) in units outstanding           929,490       986,766        684,028   3,264,697       19,740          83,532
Beginning units                                    728,848     1,639,836      1,058,224   3,743,642      103,137         285,233
                                              ------------  ------------  -------------  ----------   ----------   -------------
Ending units                                     1,658,338     2,626,602      1,742,252   7,008,339      122,877         368,765
                                              ============  ============  =============  ==========   ==========   =============

                                                           International     Mid Cap       Money                    Short Term
                                                Income         Growth         Stock        Market        REIT         Income
                                                 Fund           Fund          Fund          Fund         Fund          Fund
                                              (Class 2)      (Class 2)      (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                              ----------   -------------  -------------  ----------    --------    -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.40%:
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0               0              0           0           0                0
     Units redeemed                                    0               0              0           0           0                0
     Units transferred                                 0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding               0               0              0           0           0                0
Beginning units                                        0               0              0           0           0                0
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                           0               0              0           0           0                0
                                              ==========    ============  =============  ==========    ========    =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                  103,235           5,283         31,120     594,849       5,690           17,161
     Units redeemed                             (220,363)            (26)       (13,848)    (42,814)       (259)         (69,485)
     Units transferred                           368,504           9,129         62,924    (137,398)      6,706          129,330
                                              ----------    ------------  -------------  ----------    --------    -------------
Increase (decrease) in units outstanding         251,376          14,386         80,196     414,637      12,137           77,006
Beginning units                                2,589,597          21,413        130,356     346,649           8          813,368
                                              ----------    ------------  -------------  ----------    --------    -------------
Ending units                                   2,840,973          35,799        210,552     761,286      12,145          890,374
                                              ==========    ============  =============  ==========    ========    =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.

                                                          Short Term                   Strategic                  West Coast
                                                 REIT       Income   Small Cap Growth   Growth    U.S. Government   Equity
                                                 Fund        Fund          Fund        Portfolio  Securities Fund    Fund
                                             (Class A) ** (Class A)      (Class A)    (Class A)        (Class A)   (Class A)
                                             ------------ ---------- ---------------- ---------- ---------------- ----------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
         OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0          0                0          0
         Units transferred                              0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0          0                0          0
Beginning units                                         0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0          0                0          0
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.72% (4):
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0          0                0          0
         Units transferred                              0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0          0                0          0
Beginning units                                         0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0          0                0          0
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.77% (7):
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0     (7,549)               0          0
         Units transferred                              0         0                 0     (2,906)               0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0    (10,455)               0          0
Beginning units                                         0         0                 0    114,663                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0    104,208                0          0
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.77% (2):
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0          0                0          0
         Units transferred                              0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0          0                0          0
Beginning units                                         0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0          0                0          0
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.77% (3):
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0          0                0          0
         Units transferred                              0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0          0                0          0
Beginning units                                         0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0          0                0          0
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.80%:
         Units sold                                     0         0                 0     10,151                0      5,589
         Units redeemed                               (79)  (13,615)           (4,473)    (4,674)         (35,107)   (17,151)
         Units transferred                          2,811    (1,537)           17,987      9,119          (60,356)    14,086
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding            2,732   (15,152)           13,514     14,596          (95,463)     2,524
Beginning units                                        13   122,207            69,505    181,458          415,138    199,919
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                        2,745   107,055            83,019    196,054          319,675    202,443
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.95%:
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0          0                0          0
         Units transferred                              0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0          0                0          0
Beginning units                                         0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0          0                0          0
                                             ============ =========  ================ ========== ================ ==========
Contracts With Total Expenses of 1.97% (4):
         Units sold                                     0         0                 0          0                0          0
         Units redeemed                                 0         0                 0          0                0          0
         Units transferred                              0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Increase (decrease) in units outstanding                0         0                 0          0                0          0
Beginning units                                         0         0                 0          0                0          0
                                             ------------ ---------  ---------------- ---------- ---------------- ----------
Ending units                                            0         0                 0          0                0          0
                                             ============ =========  ================ ========== ================ ==========

                                                        Conservative Conservative
                                              Balanced    Balanced      Growth    Equity Income Flexible Income  Growth
                                             Portfolio   Portfolio    Portfolio       Fund         Portfolio      Fund
                                              (Class B)  (Class B)    (Class B)     (Class B)       (Class B)   (Class B)
                                             ---------- ------------ ------------ ------------- --------------- ---------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
         OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                             362,740       92,351      174,864        18,025         157,806       953
         Units redeemed                        (217,349)     (10,971)     (27,534)       (9,654)        (73,228)  (26,183)
         Units transferred                      553,046      148,257      172,969        32,902         227,688     6,820
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding        698,437      229,637      320,299        41,273         312,266   (18,410)
Beginning units                               2,396,598      301,107      876,531       122,369         463,113    72,051
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                  3,095,035      530,744    1,196,830       163,642         775,379    53,641
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.72% (4):
         Units sold                                   0            0            0             0               0         0
         Units redeemed                               0            0            0             0               0         0
         Units transferred                            0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding              0            0            0             0               0         0
Beginning units                                       0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                          0            0            0             0               0         0
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.77% (7):
         Units sold                              78,367            0       24,722             0               0         0
         Units redeemed                          (8,100)           0       (4,848)            0               0         0
         Units transferred                       25,369            0        2,556             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding         95,636            0       22,430             0               0         0
Beginning units                                  99,844            0       61,397             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                    195,480            0       83,827             0               0         0
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.77% (2):
         Units sold                                   0            0            0             0               0         0
         Units redeemed                               0            0            0             0               0         0
         Units transferred                            0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding              0            0            0             0               0         0
Beginning units                                       0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                          0            0            0             0               0         0
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.77% (3):
         Units sold                                   0            0            0             0               0         0
         Units redeemed                               0            0            0             0               0         0
         Units transferred                            0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding              0            0            0             0               0         0
Beginning units                                       0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                          0            0            0             0               0         0
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.80%:
         Units sold                                   0            0            0             0               0         0
         Units redeemed                               0            0            0             0               0         0
         Units transferred                            0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding              0            0            0             0               0         0
Beginning units                                       0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                          0            0            0             0               0         0
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.95%:
         Units sold                             108,902       49,493       36,378        65,434          20,815         0
         Units redeemed                         (42,817)      (1,410)     (43,843)      (20,865)        (10,174)     (790)
         Units transferred                      170,376       (4,828)      14,731        27,211          42,845    (4,148)
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding        236,461       43,255        7,266        71,780          53,486    (4,938)
Beginning units                                 791,271       78,689      529,868       282,614         273,450    22,069
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                  1,027,732      121,944      537,134       354,394         326,936    17,131
                                             ========== ============ ============ ============= =============== =========
Contracts With Total Expenses of 1.97% (4):
         Units sold                                   0            0            0             0               0         0
         Units redeemed                               0            0            0             0               0         0
         Units transferred                            0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Increase (decrease) in units outstanding              0            0            0             0               0         0
Beginning units                                       0            0            0             0               0         0
                                             ---------- ------------ ------------ ------------- --------------- ---------
Ending units                                          0            0            0             0               0         0
                                             ========== ============ ============ ============= =============== =========

                                                                       International
                                             Growth & Income   Income     Growth     Mid Cap Stock Money Market
                                                   Fund         Fund        Fund          Fund         Fund
                                                (Class B)    (Class B)   (Class B)     (Class B)    (Class B)
                                             --------------- --------- ------------- ------------- ------------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
         OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                    1,204         0           201           391       70,225
         Units redeemed                              (32,340)  (27,362)           (1)       (1,288)     (20,523)
         Units transferred                             9,217      (373)           (2)       13,308      (32,608)
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding             (21,919)  (27,735)          198        12,411       17,094
Beginning units                                       84,745   305,417         5,378        32,945      160,005
                                             --------------- --------- ------------- ------------- ------------
Ending units                                          62,826   277,682         5,576        45,356      177,099
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.72% (4):
         Units sold                                        0         0             0             0            0
         Units redeemed                                    0         0             0             0            0
         Units transferred                                 0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding                   0         0             0             0            0
Beginning units                                            0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Ending units                                               0         0             0             0            0
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.77% (7):
         Units sold                                        0         0             0             0            0
         Units redeemed                                    0         0             0             0            0
         Units transferred                                 0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding                   0         0             0             0            0
Beginning units                                            0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Ending units                                               0         0             0             0            0
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.77% (2):
         Units sold                                        0         0             0             0            0
         Units redeemed                                    0         0             0             0            0
         Units transferred                                 0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding                   0         0             0             0            0
Beginning units                                            0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Ending units                                               0         0             0             0            0
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.77% (3):
         Units sold                                        0         0             0             0            0
         Units redeemed                                    0         0             0             0            0
         Units transferred                                 0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding                   0         0             0             0            0
Beginning units                                            0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Ending units                                               0         0             0             0            0
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.80%:
         Units sold                                        0         0             0             0            0
         Units redeemed                                    0         0             0             0            0
         Units transferred                                 0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding                   0         0             0             0            0
Beginning units                                            0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Ending units                                               0         0             0             0            0
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.95%:
         Units sold                                       13    20,497             0         2,301            0
         Units redeemed                              (15,369)   (8,672)         (528)       (5,638)      (1,174)
         Units transferred                            31,144   (53,028)            0        14,700      (18,317)
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding              15,788   (41,203)         (528)       11,363      (19,491)
Beginning units                                       93,495   259,664         5,405        43,115       32,680
                                             --------------- --------- ------------- ------------- ------------
Ending units                                         109,283   218,461         4,877        54,478       13,189
                                             =============== ========= ============= ============= ============
Contracts With Total Expenses of 1.97% (4):
         Units sold                                        0         0             0             0            0
         Units redeemed                                    0         0             0             0            0
         Units transferred                                 0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Increase (decrease) in units outstanding                   0         0             0             0            0
Beginning units                                            0         0             0             0            0
                                             --------------- --------- ------------- ------------- ------------
Ending units                                               0         0             0             0            0
                                             =============== ========= ============= ============= ============

                                                          Short Term
                                                 REIT       Income
                                                 Fund        Fund
                                             (Class B) **  (Class B)
                                             ------------ ----------
ANALYSIS OF INCREASE (DECREASE) IN UNITS
         OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                   190        392
         Units redeemed                                (1)   (12,168)
         Units transferred                            406     57,303
                                             ------------ ----------
Increase (decrease) in units outstanding              595     45,527
Beginning units                                         9     88,392
                                             ------------ ----------
Ending units                                          604    133,919
                                             ============ ==========
Contracts With Total Expenses of 1.72% (4):
         Units sold                                     0          0
         Units redeemed                                 0          0
         Units transferred                              0          0
                                             ------------ ----------
Increase (decrease) in units outstanding                0          0
Beginning units                                         0          0
                                             ------------ ----------
Ending units                                            0          0
                                             ============ ==========
Contracts With Total Expenses of 1.77% (7):
         Units sold                                     0          0
         Units redeemed                                 0          0
         Units transferred                              0          0
                                             ------------ ----------
Increase (decrease) in units outstanding                0          0
Beginning units                                         0          0
                                             ------------ ----------
Ending units                                            0          0
                                             ============ ==========
Contracts With Total Expenses of 1.77% (2):
         Units sold                                     0          0
         Units redeemed                                 0          0
         Units transferred                              0          0
                                             ------------ ----------
Increase (decrease) in units outstanding                0          0
Beginning units                                         0          0
                                             ------------ ----------
Ending units                                            0          0
                                             ============ ==========
Contracts With Total Expenses of 1.77% (3):
         Units sold                                     0          0
         Units redeemed                                 0          0
         Units transferred                              0          0
                                             ------------ ----------
Increase (decrease) in units outstanding                0          0
Beginning units                                         0          0
                                             ------------ ----------
Ending units                                            0          0
                                             ============ ==========
Contracts With Total Expenses of 1.80%:
         Units sold                                     0          0
         Units redeemed                                 0          0
         Units transferred                              0          0
                                             ------------ ----------
Increase (decrease) in units outstanding                0          0
Beginning units                                         0          0
                                             ------------ ----------
Ending units                                            0          0
                                             ============ ==========
Contracts With Total Expenses of 1.95%:
         Units sold                                     0          0
         Units redeemed                                (1)    (2,034)
         Units transferred                             (4)     2,837
                                             ------------ ----------
Increase (decrease) in units outstanding               (5)       803
Beginning units                                         9     57,771
                                             ------------ ----------
Ending units                                            4     58,574
                                             ============ ==========
Contracts With Total Expenses of 1.97% (4):
         Units sold                                     0          0
         Units redeemed                                 0          0
         Units transferred                              0          0
                                             ------------ ----------
Increase (decrease) in units outstanding                0          0
Beginning units                                         0          0
                                             ------------ ----------
Ending units                                            0          0
                                             ============ ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING(continued)
         ---------------------------------------

For the year ended December 31, 2004.

                                                                                                        Nations      Nations
                                                 Small       Strategic       U.S.       West Coast       Asset      High Yield
                                              Cap Growth      Growth      Government      Equity      Allocation       Bond
                                                 Fund        Portfolio  Securities Fund    Fund        Portfolio     Portfolio
                                               (Class 2)     (Class 2)    (Class 2)      (Class 2)     (Class B)     (Class B)
                                              ----------    ----------  --------------- ----------    ----------    ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0       141,368             0             0         9,875        56,679
     Units redeemed                                    0        (8,814)            0             0        (1,408)       (9,077)
     Units transferred                                 0        37,583             0             0        18,877        52,199
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0       170,137             0             0        27,344        99,801
Beginning units                                        0       196,663             0             0        50,082       154,070
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0       366,800             0             0        77,426       253,871
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0             0             0             0             0           402
     Units redeemed                                    0             0             0             0       (15,696)      (37,123)
     Units transferred                                 0             0             0             0         1,359       (15,736)
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0       (14,337)      (52,457)
Beginning units                                        0             0             0             0        69,329       257,932
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0             0             0             0        54,992       205,475
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0             0             0             0             0       307,177
     Units redeemed                                    0             0             0             0             0       (15,360)
     Units transferred                                 0             0             0             0             0        13,893
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0       305,710
Beginning units                                        0             0             0             0             0       294,400
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0             0             0             0             0       600,110
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  =============== ==========    ==========    ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                   16,102       213,120           791        56,017             0             0
     Units redeemed                              (20,723)      (22,777)      (71,431)      (67,814)            0             0
     Units transferred                            36,047       234,982      (356,916)      216,435             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Increase (decrease) in units outstanding          31,426       425,325      (427,556)      204,638             0             0
Beginning units                                  104,235       477,462     1,996,843       384,631             0             0
                                              ----------    ----------  --------------- ----------    ----------    ----------
Ending units                                     135,661       902,787     1,569,287       589,269             0             0
                                              ==========    ==========  =============== ==========    ==========    ==========
                                                              Nations                                   Nations
                                                 Nations      Marsico      Nations        Nations       Marsico      Nations
                                              International   Focused      Marsico        Marsico    International    MidCap
                                                  Value       Equities     Growth      21st Century  Opportunities    Growth
                                                Portfolio    Portfolio    Portfolio      Portfolio     Portfolio     Portfolio
                                                (Class B)    (Class B)    (Class B)      (Class B)     (Class B)     (Class B)
                                              ------------- ----------  ------------    ----------    ----------    ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0       168,207       104,280         4,897       110,907        16,138
     Units redeemed                                    0       (26,407)       (8,325)         (148)       (9,775)       (9,364)
     Units transferred                                 0       151,181        73,589        13,382        62,766        10,947
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding               0       292,981       169,544        18,131       163,898        17,721
Beginning units                                        0       371,681       157,934        13,568       119,127        59,773
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                           0       664,662       327,478        31,699       283,025        77,494
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      137         1,391             0             0           311           193
     Units redeemed                              (20,654)      (56,095)      (19,468)       (1,413)       (6,064)      (25,222)
     Units transferred                            (8,416)      (14,598)        9,627        (2,045)       16,394       (18,276)
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding         (28,933)      (69,302)       (9,841)       (3,458)       10,641       (43,305)
Beginning units                                  203,775       434,732       236,363        52,461        52,559       149,788
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                     174,842       365,430       226,522        49,003        63,200       106,483
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       69       609,110             0             0             0             0
     Units redeemed                               (1,803)      (25,746)            0             0             0             0
     Units transferred                           (11,510)      216,821             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding         (13,244)      800,185             0             0             0             0
Beginning units                                   81,604       567,171             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                      68,360     1,367,356             0             0             0             0
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  ============    ==========    ==========    ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0             0             0             0             0             0
     Units redeemed                                    0             0             0             0             0             0
     Units transferred                                 0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                              ----------    ----------  ------------    ----------    ----------    ----------
Ending units                                           0             0             0             0             0             0
                                              ==========    ==========  ============    ==========    ==========    ==========
                                               Nations
                                                Small     Nations     Asset       Global                     Growth         Asset
                                               Company     Value    Allocation    Growth       Growth        Income       Allocation
                                              Portfolio  Portfolio     Fund        Fund         Fund          Fund           Fund
                                              (Class B)  (Class B)  (Class 2)    (Class 2)    (Class 2)     (Class 2)     (Class 3)
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0          0          0            0            0             0        26,544
     Units redeemed                                   0          0          0            0            0             0      (358,050)
     Units transferred                                0          0          0            0            0             0       102,338
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding              0          0          0            0            0             0      (229,168)
Beginning units                                       0          0          0            0            0             0     2,234,477
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                          0          0          0            0            0             0     2,005,309
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0          0          0            0            0             0           163
     Units redeemed                                   0          0          0            0            0             0       (11,015)
     Units transferred                                0          0          0            0            0             0         5,004
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding              0          0          0            0            0             0        (5,848)
Beginning units                                       0          0          0            0            0             0        82,959
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                          0          0          0            0            0             0        77,111
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                  32,639    126,503          0    2,015,405    3,457,349     4,000,916             0
     Units redeemed                              (5,458)   (12,577)         0     (115,333)    (288,810)     (343,088)            0
     Units transferred                           20,823     88,073          0    1,134,052    1,826,301     1,969,233             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding         48,004    201,999          0    3,034,124    4,994,840     5,627,061             0
Beginning units                                  66,927    171,341          0    1,333,341    3,469,056     3,845,451             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                    114,931    373,340          0    4,367,465    8,463,896     9,472,512             0
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0          0    427,351      213,162      403,485       742,662             0
     Units redeemed                                   0          0   (415,391)    (227,131)    (569,375)     (703,938)            0
     Units transferred                                0          0  2,747,991    2,545,673    4,135,249     5,341,801             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding              0          0  2,759,951    2,531,704    3,969,359     5,380,525             0
Beginning units                                       0          0  4,873,672    2,143,699    6,528,755     8,278,965             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                          0          0  7,633,623    4,675,403   10,498,114    13,659,490             0
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                     974        454          0            0            0             0             0
     Units redeemed                             (27,529)   (32,720)         0            0            0             0             0
     Units transferred                           (2,989)     5,587          0            0            0             0             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding        (29,544)   (26,679)         0            0            0             0             0
Beginning units                                 218,509    155,985          0            0            0             0             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                    188,965    129,306          0            0            0             0             0
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0          0          0      550,307    1,105,050     1,132,702             0
     Units redeemed                                   0          0          0      (10,157)     (27,172)      (37,016)            0
     Units transferred                                0          0          0       81,313      111,162       215,114             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding              0          0          0      621,463    1,189,040     1,310,800             0
Beginning units                                       0          0          0      138,696      315,522       417,599             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                          0          0          0      760,159    1,504,562     1,728,399             0
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0          0          0            0            0             0             0
     Units redeemed                                   0          0          0            0            0             0             0
     Units transferred                                0          0          0            0            0             0             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding              0          0          0            0            0             0             0
Beginning units                                       0          0          0            0            0             0             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                          0          0          0            0            0             0             0
                                              =========  =========  ==========   =========    =========     =========    ===========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0          0          0            0            0             0             0
     Units redeemed                                   0          0          0            0            0             0             0
     Units transferred                                0          0          0            0            0             0             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Increase (decrease) in units outstanding              0          0          0            0            0             0             0
Beginning units                                       0          0          0            0            0             0             0
                                              ---------  ---------  ----------   ---------    ---------     ---------    -----------
Ending units                                          0          0          0            0            0             0             0
                                              =========  =========  ==========   =========    =========     =========    ===========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2004.

                                                                                                     Nations      Nations
                                             Small Cap   Strategic                     West Coast     Asset      High Yield
                                               Growth      Growth    U.S. Government     Equity     Allocation      Bond
                                               Fund      Portfolio   Securities Fund      Fund      Portfolio    Portfolio
                                             (Class B)   (Class B)      (Class B)       (Class B)   (Class B)    (Class B)
                                             ---------   ---------   ---------------   ----------   ----------   ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                  1,652      28,552                 0        4,712            0            0
     Units redeemed                            (17,540)     (4,575)          (38,674)      (1,632)           0            0
     Units transferred                            (749)    (22,133)          (88,220)      19,456            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding       (16,637)      1,844          (126,894)      22,536            0            0
Beginning units                                 35,940     116,745           453,237       70,860            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                    19,303     118,589           326,343       93,396            0            0
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      0           0                 0            0            0      200,462
     Units redeemed                                  0           0                 0            0            0      (20,520)
     Units transferred                               0           0                 0            0            0       29,139
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding             0           0                 0            0            0      209,081
Beginning units                                      0           0                 0            0            0      323,824
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                         0           0                 0            0            0      532,905
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      0       2,284                 0            0            0        3,314
     Units redeemed                                  0        (226)                0            0           (1)        (266)
     Units transferred                               0       1,410                 0            0           83        3,263
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding             0       3,468                 0            0           82        6,311
Beginning units                                      0      26,179                 0            0           51       11,170
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                         0      29,647                 0            0          133       17,481
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0           0                 0            0            0            0
     Units redeemed                                  0           0                 0            0            0            0
     Units transferred                               0           0                 0            0            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding             0           0                 0            0            0            0
Beginning units                                      0           0                 0            0            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                         0           0                 0            0            0            0
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0           0                 0            0            0            0
     Units redeemed                                  0           0                 0            0         (423)      (5,563)
     Units transferred                               0           0                 0            0         (581)      11,192
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding             0           0                 0            0       (1,004)       5,629
Beginning units                                      0           0                 0            0       14,204      122,074
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                         0           0                 0            0       13,200      127,703
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                      0           0                 0            0            0            0
     Units redeemed                                  0           0                 0            0            0            0
     Units transferred                               0           0                 0            0            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding             0           0                 0            0            0            0
Beginning units                                      0           0                 0            0            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                         0           0                 0            0            0            0
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                  2,496      19,558                 0        6,175            0            0
     Units redeemed                             (4,452)     (2,278)           (4,030)      (4,718)           0            0
     Units transferred                           3,458      21,389           (35,901)      (5,114)           0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding         1,502      38,669           (39,931)      (3,657)           0            0
Beginning units                                 19,306      38,111           144,873       93,442            0            0
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                    20,808      76,780           104,942       89,785            0            0
                                             =========   =========   ===============   ==========   ==========   ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      0           0                 0            0            0       23,537
     Units redeemed                                  0           0                 0            0            0       (3,224)
     Units transferred                               0           0                 0            0            0       14,291
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Increase (decrease) in units outstanding             0           0                 0            0            0       34,604
Beginning units                                      0           0                 0            0            0       76,896
                                             ---------   ---------   ---------------   ----------   ----------   ----------
Ending units                                         0           0                 0            0            0      111,500
                                             =========   =========   ===============   ==========   ==========   ==========
                                                              Nations                                  Nations
                                                Nations       Marsico     Nations       Nations        Marsico         Nations
                                             International    Focused     Marsico       Marsico     International       MidCap
                                                 Value       Equities     Growth     21st Century   Opportunities       Growth
                                               Portfolio     Portfolio   Portfolio     Portfolio      Portfolio       Portfolio
                                               (Class B)     (Class B)   (Class B)     (Class B)      (Class B)       (Class B)
                                             -------------   ---------   ---------   ------------   -------------     ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0           0           0              0               0             0
     Units redeemed                                      0           0           0              0               0             0
     Units transferred                                   0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding                 0           0           0              0               0             0
Beginning units                                          0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                             0           0           0              0               0             0
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      8,422     688,997           0              0               0             0
     Units redeemed                                 (5,696)    (37,213)          0              0               0             0
     Units transferred                             (12,599)    202,002           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding            (9,873)    853,786           0              0               0             0
Beginning units                                    212,187     812,121           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                       202,314   1,665,907           0              0               0             0
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                          0      15,275       7,078              0           8,342             0
     Units redeemed                                      0        (495)       (111)            (7)            (92)           (3)
     Units transferred                                   0       8,318      (1,322)          (637)          2,961         5,015
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding                 0      23,098       5,645           (644)         11,211         5,012
Beginning units                                          0      11,251      10,989            916           7,071         4,127
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                             0      34,349      16,634            272          18,282         9,139
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                          0           0           0              0               0             0
     Units redeemed                                      0           0           0              0               0             0
     Units transferred                                   0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding                 0           0           0              0               0             0
Beginning units                                          0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                             0           0           0              0               0             0
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                          0         183         196              0               0             0
     Units redeemed                                 (5,363)     (5,307)     (6,335)          (845)           (103)       (1,748)
     Units transferred                              (1,654)      3,431      (2,599)         1,544           5,238       (14,291)
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding            (7,017)     (1,693)     (8,738)           699           5,135       (16,039)
Beginning units                                     75,852     120,682      70,596         19,194          13,417        69,537
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                        68,835     118,989      61,858         19,893          18,552        53,498
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.80%:
     Units sold                                          0           0           0              0               0             0
     Units redeemed                                      0           0           0              0               0             0
     Units transferred                                   0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding                 0           0           0              0               0             0
Beginning units                                          0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                             0           0           0              0               0             0
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.95%:
     Units sold                                          0           0           0              0               0             0
     Units redeemed                                      0           0           0              0               0             0
     Units transferred                                   0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding                 0           0           0              0               0             0
Beginning units                                          0           0           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                             0           0           0              0               0             0
                                             =============   =========   =========   ============   =============     =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                        941      81,603           0              0               0             0
     Units redeemed                                 (3,226)     (7,811)          0              0               0             0
     Units transferred                              (2,751)     20,333           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Increase (decrease) in units outstanding            (5,036)     94,125           0              0               0             0
Beginning units                                     90,569     167,823           0              0               0             0
                                             -------------   ---------   ---------   ------------   -------------     ---------
Ending units                                        85,533     261,948           0              0               0             0
                                             =============   =========   =========   ============   =============     =========

                                              Nations
                                               Small      Nations       Asset       Global                  Growth       Asset
                                              Company      Value     Allocation     Growth      Growth      Income    Allocation
                                             Portfolio   Portfolio      Fund         Fund        Fund        Fund        Fund
                                             (Class B)   (Class B)    (Class 2)   (Class 2)   (Class 2)    (Class 2)   (Class 3)
                                             ---------   ---------   ----------   ---------   ---------   ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0           0            0           0           0           0            0
     Units redeemed                                  0           0            0           0           0           0            0
     Units transferred                               0           0            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding             0           0            0           0           0           0            0
Beginning units                                      0           0            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                         0           0            0           0           0           0            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      0           0            0     899,852   1,706,096   1,944,861            0
     Units redeemed                                  0           0            0     (19,256)    (52,043)    (85,303)           0
     Units transferred                               0           0            0     180,236     385,356     547,301            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding             0           0            0   1,060,832   2,039,409   2,406,859            0
Beginning units                                      0           0            0     254,227     698,642     880,667            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                         0           0            0   1,315,059   2,738,051   3,287,526            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  1,394      11,941            0     203,175     344,405     426,321            0
     Units redeemed                               (102)       (138)           0     (24,195)    (31,610)    (55,463)           0
     Units transferred                           1,975       3,239            0     110,907     245,505     216,148            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding         3,267      15,042            0     289,887     558,300     587,006            0
Beginning units                                  4,725       9,090            0     210,581     491,231     598,035            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                     7,992      24,132            0     500,468   1,049,531   1,185,041            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0           0       35,910      22,287      32,289      55,933            0
     Units redeemed                                  0           0       (8,867)     (2,833)    (12,897)    (12,659)           0
     Units transferred                               0           0      129,324      63,177     153,343     179,382            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding             0           0      156,367      82,631     172,735     222,656            0
Beginning units                                      0           0      210,925      79,226     207,087     358,531            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                         0           0      367,292     161,857     379,822     581,187            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0           0            0           0           0           0            0
     Units redeemed                             (2,433)     (2,900)           0           0           0           0            0
     Units transferred                          (1,119)      7,317            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding        (3,552)      4,417            0           0           0           0            0
Beginning units                                 67,555      55,482            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                    64,003      59,899            0           0           0           0            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                      0           0            0           0           0           0            0
     Units redeemed                                  0           0            0           0           0           0            0
     Units transferred                               0           0            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding             0           0            0           0           0           0            0
Beginning units                                      0           0            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                         0           0            0           0           0           0            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                      0           0            0           0           0           0            0
     Units redeemed                                  0           0            0           0           0           0            0
     Units transferred                               0           0            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding             0           0            0           0           0           0            0
Beginning units                                      0           0            0           0           0           0            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                         0           0            0           0           0           0            0
                                             =========   =========   ==========   =========   =========   =========   ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      0           0            0      70,821     153,988     206,331            0
     Units redeemed                                  0           0            0      (4,387)     (5,233)     (6,229)           0
     Units transferred                               0           0            0      37,610      61,053      24,902            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Increase (decrease) in units outstanding             0           0            0     104,044     209,808     225,004            0
Beginning units                                      0           0            0      45,864      95,468     142,894            0
                                             ---------   ---------   ----------   ---------   ---------   ---------   ----------
Ending units                                         0           0            0     149,908     305,276     367,898            0
                                             =========   =========   ==========   =========   =========   =========   ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5.  CHANGES IN UNITS OUTSTANDING(continued)
          ---------------------------------------

For the year ended December 31, 2004.

                                                      Cash                               Growth-          High-Income
                                                   Management           Growth            Income              Bond
                                                      Fund               Fund              Fund               Fund
                                                    (Class 3)         (Class 3)         (Class 3)          (Class 3)
                                                   ----------         ---------         ---------         -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         7,438            27,315            39,282              8,065
     Units redeemed                                  (423,752)         (623,254)         (932,173)          (144,525)
     Units transferred                                241,573           (65,347)           (3,268)           (43,146)
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding             (174,741)         (661,286)         (896,159)          (179,606)
Beginning units                                     1,126,006         4,054,456         5,502,001            888,085
                                                   ----------         ---------         ---------         ----------
Ending units                                          951,265         3,393,170         4,605,842            708,479
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                             0                93               576                  0
     Units redeemed                                    (1,943)          (22,130)          (23,688)            (6,866)
     Units transferred                                 (2,468)           (3,368)            5,772               (793)
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding               (4,411)          (25,405)          (17,340)            (7,659)
Beginning units                                         9,169           152,694           199,899             24,948
                                                   ----------         ---------         ---------         ----------
Ending units                                            4,758           127,289           182,559             17,289
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                             0                 0                 0                  0
     Units redeemed                                         0                 0                 0                  0
     Units transferred                                      0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding                    0                 0                 0                  0
Beginning units                                             0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Ending units                                                0                 0                 0                  0
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                             0                 0                 0                  0
     Units redeemed                                         0                 0                 0                  0
     Units transferred                                      0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding                    0                 0                 0                  0
Beginning units                                             0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Ending units                                                0                 0                 0                  0
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                             0                 0                 0                  0
     Units redeemed                                         0                 0                 0                  0
     Units transferred                                      0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding                    0                 0                 0                  0
Beginning units                                             0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Ending units                                                0                 0                 0                  0
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                             0                 0                 0                  0
     Units redeemed                                         0                 0                 0                  0
     Units transferred                                      0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding                    0                 0                 0                  0
Beginning units                                             0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Ending units                                                0                 0                 0                  0
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                             0                 0                 0                  0
     Units redeemed                                         0                 0                 0                  0
     Units transferred                                      0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding                    0                 0                 0                  0
Beginning units                                             0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Ending units                                                0                 0                 0                  0
                                                   ==========         =========         =========         ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                             0                 0                 0                  0
     Units redeemed                                         0                 0                 0                  0
     Units transferred                                      0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Increase (decrease) in units outstanding                    0                 0                 0                  0
Beginning units                                             0                 0                 0                  0
                                                   ----------         ---------         ---------         ----------
Ending units                                                0                 0                 0                  0
                                                   ==========         =========         =========         ==========

                                                                                   U.S.
                                                                               Government/
                                                                                AAA-Rated        Growth             Mid Cap
                                                         International          Securities     and Income            Value
                                                              Fund                 Fund         Portfolio          Portfolio
                                                           (Class 3)            (Class 3)      (Class VC)         (Class VC)
                                                         -------------         -----------     ----------         ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                                 31,132               8,506              0                  0
     Units redeemed                                           (595,014)           (298,202)             0                  0
     Units transferred                                          49,358            (144,131)             0                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                      (514,524)           (433,827)             0                  0
Beginning units                                              3,592,749           1,784,257              0                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                 3,078,225           1,350,430              0                  0
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                                    251                   0              0                  0
     Units redeemed                                            (33,333)             (5,646)             0                  0
     Units transferred                                            (387)               (808)             0                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                       (33,469)             (6,454)             0                  0
Beginning units                                                140,206              47,857              0                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                   106,737              41,403              0                  0
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                                      0                   0      1,393,380                  0
     Units redeemed                                                  0                   0       (105,104)                 0
     Units transferred                                               0                   0        694,063                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                             0                   0      1,982,339                  0
Beginning units                                                      0                   0      1,897,911                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                         0                   0      3,880,250                  0
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                                      0                   0        398,403            292,213
     Units redeemed                                                  0                   0       (305,563)          (367,678)
     Units transferred                                               0                   0      2,411,230          3,472,610
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                             0                   0      2,504,070          3,397,145
Beginning units                                                      0                   0      4,373,549          3,582,951
                                                         -------------         -----------     ----------         ----------
Ending units                                                         0                   0      6,877,619          6,980,096
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                                      0                   0              0                  0
     Units redeemed                                                  0                   0              0                  0
     Units transferred                                               0                   0              0                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                             0                   0              0                  0
Beginning units                                                      0                   0              0                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                         0                   0              0                  0
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                                      0                   0        312,278                  0
     Units redeemed                                                  0                   0        (12,377)                 0
     Units transferred                                               0                   0         58,716                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                             0                   0        358,617                  0
Beginning units                                                      0                   0        103,542                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                         0                   0        462,159                  0
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                                      0                   0              0                  0
     Units redeemed                                                  0                   0              0                  0
     Units transferred                                               0                   0              0                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                             0                   0              0                  0
Beginning units                                                      0                   0              0                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                         0                   0              0                  0
                                                         =============         ===========     ==========         ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                                      0                   0              0                  0
     Units redeemed                                                  0                   0              0                  0
     Units transferred                                               0                   0              0                  0
                                                         -------------         -----------     ----------         ----------
Increase (decrease) in units outstanding                             0                   0              0                  0
Beginning units                                                      0                   0              0                  0
                                                         -------------         -----------     ----------         ----------
Ending units                                                         0                   0              0                  0
                                                         =============         ===========     ==========         ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNIT OUTSTANDING(continued)
         --------------------------------------

For the year ended December 31, 2004.



                                                Cash               Growth-  High-Income
                                             Management   Growth    Income      Bond
                                                Fund       Fund      Fund       Fund
                                              (Class 3) (Class 3) (Class 3)  (Class 3)
                                             ---------- --------- --------- -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.80%:
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.95%:
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                   0         0         0          0
     Units redeemed                               0         0         0          0
     Units transferred                            0         0         0          0
                                             ---------- --------- --------- -----------
Increase (decrease) in units outstanding          0         0         0          0
Beginning units                                   0         0         0          0
                                             ---------- --------- --------- -----------
Ending units                                      0         0         0          0
                                             ========== ========= ========= ===========

                                                                U.S.
                                                            Government/
                                                             AAA-Rated    Growth     Mid Cap
                                              International  Securities  & Income     Value
                                                   Fund         Fund    Portfolio   Portfolio
                                                (Class 3)    (Class 3)  (Class VC) (Class VC)
                                              ------------- ----------- ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0            0              0           0
     Units redeemed                                 0            0              0           0
     Units transferred                              0            0              0           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0              0           0
Beginning units                                     0            0              0           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0              0           0
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                     0            0        695,197           0
     Units redeemed                                 0            0        (15,392)          0
     Units transferred                              0            0         76,976           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0        756,781           0
Beginning units                                     0            0        204,693           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0        961,474           0
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                     0            0        114,935           0
     Units redeemed                                 0            0        (12,372)          0
     Units transferred                              0            0         88,028           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0        190,591           0
Beginning units                                     0            0        235,120           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0        425,711           0
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                     0            0         35,710      17,565
     Units redeemed                                 0            0         (5,866)     (6,012)
     Units transferred                              0            0         85,838     119,093
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0        115,682     130,646
Beginning units                                     0            0        249,363     172,132
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0        365,045     302,778
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                     0            0              0           0
     Units redeemed                                 0            0              0           0
     Units transferred                              0            0              0           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0              0           0
Beginning units                                     0            0              0           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0              0           0
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.80%:
     Units sold                                     0            0              0           0
     Units redeemed                                 0            0              0           0
     Units transferred                              0            0              0           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0              0           0
Beginning units                                     0            0              0           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0              0           0
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.95%:
     Units sold                                     0            0              0           0
     Units redeemed                                 0            0              0           0
     Units transferred                              0            0              0           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0              0           0
Beginning units                                     0            0              0           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0              0           0
                                              ============= =========== =========   =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                     0            0         62,847           0
     Units redeemed                                 0            0           (761)          0
     Units transferred                              0            0         16,754           0
                                              ------------- ----------- ---------   ---------
Increase (decrease) in units outstanding            0            0         78,840           0
Beginning units                                     0            0         32,421           0
                                              ------------- ----------- ---------   ---------
Ending units                                        0            0        111,261           0
                                              ============= =========== =========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING
   ----------------------------

The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                                         Government
                                                Asset       Capital         and                     Natural      Asset
                                              Allocation  Appreciation  Quality Bond    Growth     Resources   Allocation
                                              Portfolio    Portfolio     Portfolio     Portfolio   Portfolio   Portfolio
                                              (Class 1)    (Class 1)     (Class 1)     (Class 1)   (Class 1)   (Class 2)
                                             -----------  ------------  ------------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                          0             0             0            0           0           0
  Units redeemed                                      0             0             0            0           0           0
  Units transferred                                   0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0             0             0            0           0           0
Beginning units                                       0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0             0             0            0           0           0
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.40%:
  Units sold                                          0             0             0            0           0           0
  Units redeemed                                      0             0             0            0           0           0
  Units transferred                                   0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0             0             0            0           0           0
Beginning units                                       0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0             0             0            0           0           0
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.52% (1):
  Units sold                                          0             0             0            0           0     146,888
  Units redeemed                                      0             0             0            0           0     (14,727)
  Units transferred                                   0             0             0            0           0      57,471
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0             0             0            0           0     189,632
Beginning units                                       0             0             0            0           0     139,638
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0             0             0            0           0     329,270
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.52% (2):
  Units sold                                     87,261       200,715       287,612      106,756      21,824           0
  Units redeemed                             (2,534,578)   (2,796,725)   (4,796,847)  (1,471,436)   (456,121)          0
  Units transferred                            (360,837)     (835,177)   (5,453,345)    (113,750)    (85,613)          0
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding     (2,808,154)   (3,431,187)   (9,962,580)  (1,478,430)   (519,910)          0
Beginning units                              22,489,875    30,012,224    37,052,440   15,466,838   4,449,331           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                 19,681,721    26,581,037    27,089,860   13,988,408   3,929,421           0
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.52% (3):
  Units sold                                          0         9,504        15,336            0           0           0
  Units redeemed                                      0       (14,192)      (32,869)           0           0           0
  Units transferred                                   0        82,794        96,980            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0        78,106        79,447            0           0           0
Beginning units                                       0       392,061       455,474            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0       470,167       534,921            0           0           0
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.52% (4):
  Units sold                                          0             0             0            0           0       1,320
  Units redeemed                                      0             0             0            0           0      (3,790)
  Units transferred                                   0             0             0            0           0      23,315
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0             0             0            0           0      20,845
Beginning units                                       0             0             0            0           0      25,718
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0             0             0            0           0      46,563
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.55% (5):
  Units sold                                          0             0             0            0           0           0
  Units redeemed                                      0             0             0            0           0           0
  Units transferred                                   0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0             0             0            0           0           0
Beginning units                                       0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0             0             0            0           0           0
                                             ==========    ==========    ==========   ==========   =========     =======
Contracts With Total Expenses of 1.55% (6):
  Units sold                                          0             0             0            0           0           0
  Units redeemed                                      0             0             0            0           0           0
  Units transferred                                   0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Increase (decrease) in units outstanding              0             0             0            0           0           0
Beginning units                                       0             0             0            0           0           0
                                             ----------    ----------    ----------   ----------   ---------     -------
Ending units                                          0             0             0            0           0           0
                                             ==========    ==========    ==========   ==========   =========     =======


                                                            Government
                                               Capital         and                       Natural        Asset       Capital
                                             Appreciation  Quality Bond     Growth      Resources    Allocation  Appreciation
                                               Portfolio    Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                                               (Class 2)    (Class 2)     (Class 2)     (Class 2)     (Class 3)   (Class 3)
                                             ------------  ------------  -----------   ----------    ----------  ------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                           0             0            0              0           0             0
  Units redeemed                                       0             0            0              0           0             0
  Units transferred                                    0             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding               0             0            0              0           0             0
Beginning units                                        0             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                           0             0            0              0           0             0
                                               =========     =========    =========        =======      ======     =========

Contracts With Total Expenses of 1.40%:
  Units sold                                       1,020             0            0              0           0             0
  Units redeemed                                  (1,900)            0            0              0           0             0
  Units transferred                               18,584             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding          17,704             0            0              0           0             0
Beginning units                                   22,572             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                      40,276             0            0              0           0             0
                                               =========     =========    =========        =======      ======     =========
Contracts With Total Expenses of 1.52% (1):
  Units sold                                     428,489     1,306,969      448,995         67,789           0       693,285
  Units redeemed                                 (82,696)     (437,518)     (57,284)       (15,327)          0       (31,877)
  Units transferred                              298,591       955,463      320,073        102,855           0       360,422
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding         644,384     1,824,914      711,784        155,317           0     1,021,830
Beginning units                                1,475,918     3,915,388    1,010,216        245,965           0       137,718
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                   2,120,302     5,740,302    1,722,000        401,282           0     1,159,548
                                               =========     =========    =========        =======      ======     =========
Contracts With Total Expenses of 1.52% (2):
  Units sold                                           0             0            0              0           0             0
  Units redeemed                                       0             0            0              0           0             0
  Units transferred                                    0             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding               0             0            0              0           0             0
Beginning units                                        0             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                           0             0            0              0           0             0
                                               =========     =========    =========        =======      ======     =========
Contracts With Total Expenses of 1.52% (3):
  Units sold                                           0             0            0              0           0             0
  Units redeemed                                       0             0            0              0           0             0
  Units transferred                                    0             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding               0             0            0              0           0             0
Beginning units                                        0             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                           0             0            0              0           0             0
                                               =========     =========    =========        =======      ======     =========
Contracts With Total Expenses of 1.52% (4):
  Units sold                                       5,398        15,722        4,324            241      18,642        95,103
  Units redeemed                                  (3,373)      (13,615)      (3,407)          (451)        (91)       (2,091)
  Units transferred                               30,134        44,778       12,296         (6,585)      5,968        23,626
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding          32,159        46,885       13,213         (6,795)     24,519       116,638
Beginning units                                   63,160       277,287       41,925         26,238       1,003         5,223
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                      95,319       324,172       55,138         19,443      25,522       121,861
                                               =========     =========    =========        =======      ======     =========
Contracts With Total Expenses of 1.55% (5):
  Units sold                                         789             0            0              0           0             0
  Units redeemed                                    (877)            0            0              0           0             0
  Units transferred                                5,569             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding           5,481             0            0              0           0             0
Beginning units                                   25,519             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                      31,000             0            0              0           0             0
                                               =========     =========    =========        =======      ======     =========
Contracts With Total Expenses of 1.55% (6):
  Units sold                                       3,932             0            0              0           0             0
  Units redeemed                                  (1,022)            0            0              0           0             0
  Units transferred                               16,459             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Increase (decrease) in units outstanding          19,369             0            0              0           0             0
Beginning units                                   15,211             0            0              0           0             0
                                               ---------     ---------    ---------        -------      ------     ---------
Ending units                                      34,580             0            0              0           0             0
                                               =========     =========    =========        =======      ======     =========


                                              Government
                                                 and                   Natural   Aggressive     Alliance   Blue Chip      Cash
                                             Quality Bond   Growth    Resources    Growth        Growth      Growth    Management
                                              Portfolio    Portfolio  Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 3)    (Class 3   (Class 3)   (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             ------------  ---------  ---------  -----------  -----------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                           0         0           0            0            0           0            0
  Units redeemed                                       0         0           0            0            0           0            0
  Units transferred                                    0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0         0           0            0            0           0            0
Beginning units                                        0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                           0         0           0            0            0           0            0
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.40%:
  Units sold                                           0         0           0            0            0           0            0
  Units redeemed                                       0         0           0            0            0           0            0
  Units transferred                                    0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0         0           0            0            0           0            0
Beginning units                                        0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                           0         0           0            0            0           0            0
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (1):
  Units sold                                   2,744,798   573,905      80,516            0            0           0            0
  Units redeemed                                (220,736)  (26,636)     (3,640)           0            0           0            0
  Units transferred                            1,169,683   277,774      86,520            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding       3,693,745   825,043     163,396            0            0           0            0
Beginning units                                  290,386    65,224       3,370            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                   3,984,131   890,267     166,766            0            0           0            0
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (2):
  Units sold                                           0         0           0      106,996      240,068      64,086      551,661
  Units redeemed                                       0         0           0   (1,262,851)  (3,881,611)   (519,224)  (7,367,521)
  Units transferred                                    0         0           0      338,649   (3,179,749)  1,225,260   (2,936,859)
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0         0           0     (817,206)  (6,821,292)    770,122   (9,752,719)
Beginning units                                        0         0           0   12,389,744   38,976,108   3,516,950   23,149,338
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                           0         0           0   11,572,538   32,154,816   4,287,072   13,396,619
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (3):
  Units sold                                           0         0           0            0        3,296           0          154
  Units redeemed                                       0         0           0         (607)      (2,479)     (3,968)      (3,404)
  Units transferred                                    0         0           0      (17,049)      16,333      10,701      (28,134)
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0         0           0      (17,656)      17,150       6,733      (31,384)
Beginning units                                        0         0           0       60,777      165,464     112,592       99,745
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                           0         0           0       43,121      182,614     119,325       68,361
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (4):
  Units sold                                     438,609    74,654       7,847            0            0           0            0
  Units redeemed                                 (21,299)   (3,777)        (53)           0            0           0            0
  Units transferred                              165,981    12,994       1,117            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding         583,291    83,871       8,911            0            0           0            0
Beginning units                                   26,130     5,529         666            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                     609,421    89,400       9,577            0            0           0            0
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.55% (5):
  Units sold                                           0         0           0            0            0           0            0
  Units redeemed                                       0         0           0            0            0           0            0
  Units transferred                                    0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0         0           0            0            0           0            0
Beginning units                                        0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                           0         0           0            0            0           0            0
                                               =========   =======     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.55% (6):
  Units sold                                           0         0           0            0            0           0            0
  Units redeemed                                       0         0           0            0            0           0            0
  Units transferred                                    0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0         0           0            0            0           0            0
Beginning units                                        0         0           0            0            0           0            0
                                               ---------   -------     -------   ----------   ----------   ---------   ----------
Ending units                                           0         0           0            0            0           0            0
                                               =========   =======     =======   ==========   ==========   =========   ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)
   ----------------------------------------

   For the year ended December 31, 2003.

                                                                        Government
                                                Asset       Capital         and                  Natural      Asset      Capital
                                             Allocation  Appreciation  Quality Bond   Growth    Resources  Allocation  Appreciation
                                              Portfolio   Portfolio     Portfolio    Portfolio  Portfolio   Portfolio   Portfolio
                                              (Class 1)   (Class 1)     (Class 1)    (Class 1)  (Class 1)   (Class 2)   (Class 2)
                                             ----------  ------------  ------------  ---------  ---------  ----------  ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0             0             0          0          0           0       2,243
     Units redeemed                                  0             0             0          0          0           0      (1,024)
     Units transferred                               0             0             0          0          0           0         964
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0             0             0          0          0           0       2,183
Beginning units                                      0             0             0          0          0           0      14,044
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0             0             0          0          0           0      16,227
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      0             0             0          0          0         153       3,206
     Units redeemed                                  0             0             0          0          0      (3,835)     (7,220)
     Units transferred                               0             0             0          0          0      23,828      19,712
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0             0             0          0          0      20,146      15,698
Beginning units                                      0             0             0          0          0      61,986     156,111
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0             0             0          0          0      82,132     171,809
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      0             0             0          0          0      24,940      52,790
     Units redeemed                                  0             0             0          0          0     (11,465)    (33,516)
     Units transferred                               0             0             0          0          0       7,775      54,100
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0             0             0          0          0      21,250      73,374
Beginning units                                      0             0             0          0          0      93,143     332,720
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0             0             0          0          0     114,393     406,094
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.77% (2):
     Units sold                                  1,046         8,468        12,070      4,440      3,415           0           0
     Units redeemed                             (3,173)      (19,866)      (37,184)   (10,704)    (4,294)          0           0
     Units transferred                          (8,248)       (2,658)      (92,567)    (1,823)     9,333           0           0
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding       (10,375)      (14,056)     (117,681)    (8,087)     8,454           0           0
Beginning units                                106,752       407,431       646,465    212,667    109,835           0           0
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                    96,377       393,375       528,784    204,580    118,289           0           0
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0           493           654          0          0           0           0
     Units redeemed                                  0       (10,666)      (21,211)         0          0           0           0
     Units transferred                               0         6,427       (32,926)         0          0           0           0
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0        (3,746)      (53,483)         0          0           0           0
Beginning units                                      0       184,973       298,234          0          0           0           0
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0       181,227       244,751          0          0           0           0
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.80%:
     Units sold                                      0             0             0          0          0           0         460
     Units redeemed                                  0             0             0          0          0           0      (1,621)
     Units transferred                               0             0             0          0          0           0       5,315
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0             0             0          0          0           0       4,154
Beginning units                                      0             0             0          0          0           0      15,556
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0             0             0          0          0           0      19,710
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.95%:
     Units sold                                      0             0             0          0          0           0           0
     Units redeemed                                  0             0             0          0          0           0        (413)
     Units transferred                               0             0             0          0          0           0         381
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0             0             0          0          0           0         (32)
Beginning units                                      0             0             0          0          0           0       9,564
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0             0             0          0          0           0       9,532
                                               =======       =======      ========    =======    =======     =======     =======
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      0             0             0          0          0       6,478         632
     Units redeemed                                  0             0             0          0          0      (1,295)     (1,449)
     Units transferred                               0             0             0          0          0       7,903       1,230
                                               -------       -------      --------    -------    -------     -------     -------
Increase (decrease) in units outstanding             0             0             0          0          0      13,086         413
Beginning units                                      0             0             0          0          0      36,786      49,438
                                               -------       -------      --------    -------    -------     -------     -------
Ending units                                         0             0             0          0          0      49,872      49,851
                                               =======       =======      ========    =======    =======     =======     =======


                                              Government                                                    Government
                                                 and                   Natural      Asset       Capital        and
                                             Quality Bond    Growth   Resources  Allocation  Appreciation  Quality Bond    Growth
                                              Portfolio    Portfolio  Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                              (Class 2)    (Class 2)  (Class 2)   (Class 3)   (Class 3)     (Class 3)    (Class 3)
                                             ------------  ---------  ---------  ----------  ------------  ------------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0            0          0           0             0             0          0
     Units redeemed                                  0            0          0           0             0             0          0
     Units transferred                               0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding             0            0          0           0             0             0          0
Beginning units                                      0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                         0            0          0           0             0             0          0
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.72% (4):
     Units sold                                  8,572        5,022      5,586      74,213       209,731       913,204    170,674
     Units redeemed                            (30,872)      (2,425)      (633)     (2,510)       (8,524)      (39,690)    (2,383)
     Units transferred                          25,603        4,442     (8,199)     26,841        58,041       593,362     38,806
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding         3,303        7,039     (3,246)     98,544       259,248     1,466,876    207,097
Beginning units                                367,924       73,715     37,760      10,794        23,751        78,830     23,767
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                   371,227       80,754     34,514     109,338       282,999     1,545,706    230,864
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.77% (7):
     Units sold                                 88,629       41,232      3,149           0        85,048       379,394     58,227
     Units redeemed                            (88,429)     (11,217)    (3,968)          0          (752)      (26,486)    (2,244)
     Units transferred                         (74,378)      49,124      8,652           0        45,323        94,232     40,915
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding       (74,178)      79,139      7,833           0       129,619       447,140     96,898
Beginning units                              1,221,158      256,519     96,807           0         7,742        50,620      7,793
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                 1,146,980      335,658    104,640           0       137,361       497,760    104,691
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0            0          0           0             0             0          0
     Units redeemed                                  0            0          0           0             0             0          0
     Units transferred                               0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding             0            0          0           0             0             0          0
Beginning units                                      0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                         0            0          0           0             0             0          0
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0            0          0           0             0             0          0
     Units redeemed                                  0            0          0           0             0             0          0
     Units transferred                               0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding             0            0          0           0             0             0          0
Beginning units                                      0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                         0            0          0           0             0             0          0
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.80%:
     Units sold                                      0            0          0           0             0             0          0
     Units redeemed                                  0            0          0           0             0             0          0
     Units transferred                               0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding             0            0          0           0             0             0          0
Beginning units                                      0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                         0            0          0           0             0             0          0
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.95%:
     Units sold                                      0            0          0           0             0             0          0
     Units redeemed                                  0            0          0           0             0             0          0
     Units transferred                               0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding             0            0          0           0             0             0          0
Beginning units                                      0            0          0           0             0             0          0
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                         0            0          0           0             0             0          0
                                             =========      =======    =======     =======       =======     =========    =======
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  1,364          602         18      11,678        26,177        98,047     21,110
     Units redeemed                             (9,097)      (1,222)      (161)         (1)         (283)       (1,815)      (272)
     Units transferred                          19,405        2,442       (806)     (9,004)        6,982        18,406      6,078
                                             ---------      -------    -------     -------       -------     ---------    -------
Increase (decrease) in units outstanding        11,672        1,822       (949)      2,673        32,876       114,638     26,916
Beginning units                                109,725       15,258      6,787       3,344         6,392        17,464      4,179
                                             ---------      -------    -------     -------       -------     ---------    -------
Ending units                                   121,397       17,080      5,838       6,017        39,268       132,102     31,095
                                             =========      =======    =======     =======       =======     =========    =======


                                              Natural   Aggressive  Alliance   Blue Chip      Cash
                                             Resources     Growth    Growth      Growth    Management
                                             Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
                                             (Class 3)   (Class 1)  (Class 1)   (Class 1)  (Class 1)
                                             ---------  ----------  ---------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0           0          0           0           0
     Units redeemed                                 0           0          0           0           0
     Units transferred                              0           0          0           0           0
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding            0           0          0           0           0
Beginning units                                     0           0          0           0           0
                                               ------     -------    -------     -------     -------
Ending units                                        0           0          0           0           0
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.72% (4):
     Units sold                                52,256           0          0           0           0
     Units redeemed                              (359)          0          0           0           0
     Units transferred                          4,054           0          0           0           0
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding       55,951           0          0           0           0
Beginning units                                 4,196           0          0           0           0
                                               ------     -------    -------     -------     -------
Ending units                                   60,147           0          0           0           0
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.77% (7):
     Units sold                                18,136           0          0           0           0
     Units redeemed                            (1,389)          0          0           0           0
     Units transferred                         13,208           0          0           0           0
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding       29,955           0          0           0           0
Beginning units                                 3,108           0          0           0           0
                                               ------     -------    -------     -------     -------
Ending units                                   33,063           0          0           0           0
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.77% (2):
     Units sold                                     0       3,198      3,088       1,966       1,170
     Units redeemed                                 0     (12,373)   (16,606)     (9,887)    (74,034)
     Units transferred                              0      (7,319)   (36,744)     (8,819)      2,292
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding            0     (16,494)   (50,262)    (16,740)    (70,572)
Beginning units                                     0     162,350    386,767     201,537     270,474
                                               ------     -------    -------     -------     -------
Ending units                                        0     145,856    336,505     184,797     199,902
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.77% (3):
     Units sold                                     0           0        255       2,261      10,130
     Units redeemed                                 0      (1,779)   (10,033)     (3,105)     (1,481)
     Units transferred                              0       1,538      1,408          40     (44,057)
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding            0        (241)    (8,370)       (804)    (35,408)
Beginning units                                     0      19,713    113,020      26,066      76,576
                                               ------     -------    -------     -------     -------
Ending units                                        0      19,472    104,650      25,262      41,168
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.80%:
     Units sold                                     0           0          0           0           0
     Units redeemed                                 0           0          0           0           0
     Units transferred                              0           0          0           0           0
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding            0           0          0           0           0
Beginning units                                     0           0          0           0           0
                                               ------     -------    -------     -------     -------
Ending units                                        0           0          0           0           0
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.95%:
     Units sold                                     0           0          0           0           0
     Units redeemed                                 0           0          0           0           0
     Units transferred                              0           0          0           0           0
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding            0           0          0           0           0
Beginning units                                     0           0          0           0           0
                                               ------     -------    -------     -------     -------
Ending units                                        0           0          0           0           0
                                               ======     =======    =======     =======     =======
Contracts With Total Expenses of 1.97% (4):
     Units sold                                    92           0          0           0           0
     Units redeemed                                 0           0          0           0           0
     Units transferred                            250           0          0           0           0
                                               ------     -------    -------     -------     -------
Increase (decrease) in units outstanding          342           0          0           0           0
Beginning units                                   206           0          0           0           0
                                               ------     -------    -------     -------     -------
Ending units                                      548           0          0           0           0
                                               ======     =======    =======     =======     =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.

                                                             Davis                               Federated
                                              Corporate     Venture     "Dogs" of    Emerging    American      Global      Global
                                                Bond         Value     Wall Street   Markets      Leaders       Bond      Equities
                                              Portfolio    Portfolio    Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 1)    (Class 1)    (Class 1)   (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             -----------  -----------  -----------  ----------  -----------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0            0            0           0            0           0            0
     Units redeemed                                   0            0            0           0            0           0            0
     Units transferred                                0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0            0            0           0            0           0            0
Beginning units                                       0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0            0            0           0            0           0            0
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0            0            0           0            0           0            0
     Units redeemed                                   0            0            0           0            0           0            0
     Units transferred                                0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0            0            0           0            0           0            0
Beginning units                                       0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0            0            0           0            0           0            0
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0            0            0           0            0           0            0
     Units redeemed                                   0            0            0           0            0           0            0
     Units transferred                                0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0            0            0           0            0           0            0
Beginning units                                       0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0            0            0           0            0           0            0
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                 153,416      360,579       55,321      49,249       91,756      30,819       77,078
     Units redeemed                          (1,716,815)  (6,606,160)    (827,810)   (754,298)  (1,180,081)   (737,604)  (1,573,362)
     Units transferred                          739,278   (1,279,151)  (1,152,852)    134,316     (987,964)   (241,874)  (1,295,291)
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding       (824,121)  (7,524,732)  (1,925,341)   (570,733)  (2,076,289)   (948,659)  (2,791,575)
Beginning units                              13,914,107   66,662,740    9,862,988   9,515,763   12,505,786   6,524,751   16,040,447
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                 13,089,986   59,138,008    7,937,647   8,945,030   10,429,497   5,576,092   13,248,872
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0       14,698            0          33            0         166          113
     Units redeemed                                   0      (13,170)           0        (814)           0      (5,679)        (850)
     Units transferred                                0       66,692            0       9,685            0      14,138        3,262
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0       68,220            0       8,904            0       8,625        2,525
Beginning units                                       0      397,407            0      15,250            0      30,886       13,352
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0      465,627            0      24,154            0      39,511       15,877
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0            0            0           0            0           0            0
     Units redeemed                                   0            0            0           0            0           0            0
     Units transferred                                0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0            0            0           0            0           0            0
Beginning units                                       0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0            0            0           0            0           0            0
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0            0            0           0            0           0            0
     Units redeemed                                   0            0            0           0            0           0            0
     Units transferred                                0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0            0            0           0            0           0            0
Beginning units                                       0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0            0            0           0            0           0            0
                                             ==========   ==========   ==========   =========   ==========   =========   ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0            0            0           0            0           0            0
     Units redeemed                                   0            0            0           0            0           0            0
     Units transferred                                0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Increase (decrease) in units outstanding              0            0            0           0            0           0            0
Beginning units                                       0            0            0           0            0           0            0
                                             ----------   ----------   ----------   ---------   ----------   ---------   ----------
Ending units                                          0            0            0           0            0           0            0
                                             ==========   ==========   ==========   =========   ==========   =========   ==========


                                                 Goldman                                             International  International
                                                  Sachs       Growth-        Growth     High-Yield    Diversified      Growth
                                                Research      Income     Opportunities      Bond        Equities       & Income
                                                Portfolio    Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                                (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               -----------  -----------  -------------  -----------  -------------  -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0            0             0             0             0             0
     Units redeemed                                     0            0             0             0             0             0
     Units transferred                                  0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0            0             0             0             0             0
Beginning units                                         0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0            0             0             0             0             0
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                         0            0             0             0             0             0
     Units redeemed                                     0            0             0             0             0             0
     Units transferred                                  0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0            0             0             0             0             0
Beginning units                                         0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0            0             0             0             0             0
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                         0            0             0             0             0             0
     Units redeemed                                     0            0             0             0             0             0
     Units transferred                                  0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0            0             0             0             0             0
Beginning units                                         0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0            0             0             0             0             0
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                    78,855      194,908        56,986       129,551       107,952        96,466
     Units redeemed                              (347,035)  (3,473,250)     (414,501)   (2,133,094)   (2,075,453)   (1,644,422)
     Units transferred                           (995,083)  (2,669,530)    2,862,662     2,954,406     1,001,462      (790,398)
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding       (1,263,263)  (5,947,872)    2,505,147       950,863      (966,039)   (2,338,354)
Beginning units                                 4,547,745   35,627,096     3,510,027    16,363,676    17,723,238    19,097,392
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                    3,284,482   29,679,224     6,015,174    17,314,539    16,757,199    16,759,038
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0        2,383             0             0             0         4,057
     Units redeemed                                     0       (7,491)            0             0             0        (2,215)
     Units transferred                                  0          (39)            0             0             0        29,808
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0       (5,147)            0             0             0        31,650
Beginning units                                         0      330,121             0             0             0        29,726
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0      324,974             0             0             0        61,376
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                         0            0             0             0             0             0
     Units redeemed                                     0            0             0             0             0             0
     Units transferred                                  0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0            0             0             0             0             0
Beginning units                                         0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0            0             0             0             0             0
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0            0             0             0             0             0
     Units redeemed                                     0            0             0             0             0             0
     Units transferred                                  0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0            0             0             0             0             0
Beginning units                                         0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0            0             0             0             0             0
                                               ==========   ==========     =========    ==========    ==========    ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                         0            0             0             0             0             0
     Units redeemed                                     0            0             0             0             0             0
     Units transferred                                  0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Increase (decrease) in units outstanding                0            0             0             0             0             0
Beginning units                                         0            0             0             0             0             0
                                               ----------   ----------     ---------    ----------    ----------    ----------
Ending units                                            0            0             0             0             0             0
                                               ==========   ==========     =========    ==========    ==========    ==========


                                                                    MFS
                                                               Massachusetts      MFS                       Putnam
                                                   Marsico       Investors       Mid-Cap         MFS        Growth:       Real
                                                   Growth          Trust         Growth     Total Return    Voyager      Estate
                                                  Portfolio      Portfolio      Portfolio     Portfolio    Portfolio   Portfolio
                                                  (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                                -------------  -------------  ------------  ------------  -----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0               0              0              0            0           0
     Units redeemed                                     0               0              0              0            0           0
     Units transferred                                  0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0               0              0              0            0           0
Beginning units                                         0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0               0              0              0            0           0
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.40%:
     Units sold                                         0               0              0              0            0           0
     Units redeemed                                     0               0              0              0            0           0
     Units transferred                                  0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0               0              0              0            0           0
Beginning units                                         0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0               0              0              0            0           0
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                         0               0              0              0            0           0
     Units redeemed                                     0               0              0              0            0           0
     Units transferred                                  0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0               0              0              0            0           0
Beginning units                                         0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0               0              0              0            0           0
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                    59,412          69,805        152,226        214,979       95,233      42,213
     Units redeemed                              (470,865)     (1,351,701)    (1,422,344)    (2,406,091)  (1,526,744)   (866,995)
     Units transferred                          2,024,623        (368,533)     2,564,720      1,802,800   (1,847,647)    660,405
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding        1,613,170      (1,650,429)     1,294,602       (388,312)  (3,279,158)   (164,377)
Beginning units                                 5,737,494      13,080,845     14,979,438     23,148,443   17,196,912   7,674,011
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                    7,350,664      11,430,416     16,274,040     22,760,131   13,917,754   7,509,634
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0             279          6,365          5,866        2,647           0
     Units redeemed                                     0          (1,196)        (3,151)       (15,595)      (4,422)          0
     Units transferred                                  0          16,813         42,406         74,975       (9,157)          0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0          15,896         45,620         65,246      (10,932)          0
Beginning units                                         0          34,972        166,246        266,905       65,949           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0          50,868        211,866        332,151       55,017           0
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                         0               0              0              0            0           0
     Units redeemed                                     0               0              0              0            0           0
     Units transferred                                  0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0               0              0              0            0           0
Beginning units                                         0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0               0              0              0            0           0
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0               0              0              0            0           0
     Units redeemed                                     0               0              0              0            0           0
     Units transferred                                  0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0               0              0              0            0           0
Beginning units                                         0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0               0              0              0            0           0
                                                =========      ==========     ==========     ==========   ==========   =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                         0               0              0              0            0           0
     Units redeemed                                     0               0              0              0            0           0
     Units transferred                                  0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Increase (decrease) in units outstanding                0               0              0              0            0           0
Beginning units                                         0               0              0              0            0           0
                                                ---------      ----------     ----------     ----------   ----------   ---------
Ending units                                            0               0              0              0            0           0
                                                =========      ==========     ==========     ==========   ==========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.


                                                            Davis                               Federated
                                             Corporate    Venture     "Dogs" of     Emerging    American     Global      Global
                                                Bond       Value     Wall Street     Markets    Leaders       Bond      Equities
                                             Portfolio   Portfolio    Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 1)   (Class 1)    (Class 1)     (Class 1)  (Class 1)   (Class 1)   (Class 1)
                                             ----------  ----------  ------------  ----------  ----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                         0           0             0           0           0           0           0
  Units redeemed                                     0           0             0           0           0           0           0
  Units transferred                                  0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0           0             0           0           0           0           0
Beginning units                                      0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0           0             0           0           0           0           0
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.72% (4):
  Units sold                                         0           0             0           0           0           0           0
  Units redeemed                                     0           0             0           0           0           0           0
  Units transferred                                  0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0           0             0           0           0           0           0
Beginning units                                      0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0           0             0           0           0           0           0
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.77% (7):
  Units sold                                         0           0             0           0           0           0           0
  Units redeemed                                     0           0             0           0           0           0           0
  Units transferred                                  0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0           0             0           0           0           0           0
Beginning units                                      0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0           0             0           0           0           0           0
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.77% (2):
  Units sold                                     6,913       9,435           428       1,082       1,626         322       1,756
  Units redeemed                               (20,539)    (47,286)       (6,446)     (9,033)     (8,553)     (1,473)     (7,435)
  Units transferred                             21,008      (6,070)      (16,054)     31,306      (2,241)     (7,757)     (6,473)
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding         7,382     (43,921)      (22,072)     23,355      (9,168)     (8,908)    (12,152)
Beginning units                                310,775     895,679       231,993     111,240     161,493     122,154      97,379
                                               -------     -------       -------     -------     -------     -------      ------
Ending units                                   318,157     851,758       209,921     134,595     152,325     113,246      85,227
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.77% (3):
  Units sold                                         0         209             0           0           0           0         335
  Units redeemed                                     0     (13,038)            0        (610)          0      (2,484)       (314)
  Units transferred                                  0      12,512             0       3,788           0       4,954         705
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0        (317)            0       3,178           0       2,470         726
Beginning units                                      0     201,916             0       4,587           0      38,656      57,980
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0     201,599             0       7,765           0      41,126      58,706
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.80%:
  Units sold                                         0           0             0           0           0           0           0
  Units redeemed                                     0           0             0           0           0           0           0
  Units transferred                                  0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0           0             0           0           0           0           0
Beginning units                                      0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0           0             0           0           0           0           0
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.95%:
  Units sold                                         0           0             0           0           0           0           0
  Units redeemed                                     0           0             0           0           0           0           0
  Units transferred                                  0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0           0             0           0           0           0           0
Beginning units                                      0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0           0             0           0           0           0           0
                                               =======     =======       =======     =======     =======     =======      ======
Contracts With Total Expenses of 1.97% (4):
  Units sold                                         0           0             0           0           0           0           0
  Units redeemed                                     0           0             0           0           0           0           0
  Units transferred                                  0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Increase (decrease) in units outstanding             0           0             0           0           0           0           0
Beginning units                                      0           0             0           0           0           0           0
                                               -------     -------        ------      ------      ------      ------      ------
Ending units                                         0           0             0           0           0           0           0
                                               =======     =======       =======     =======     =======     =======      ======


                                              Goldman                                             International   International
                                                Sachs     Growth-       Growth       High-Yield     Diversified      Growth
                                              Research    Income     Opportunities      Bond         Equities       & Income
                                             Portfolio   Portfolio     Portfolio      Portfolio     Portfolio       Portfolio
                                             (Class 1)   (Class 1)     (Class 1)      (Class 1)     (Class 1)       (Class 1)
                                             ----------  ----------  --------------  -----------  --------------  --------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                         0           0               0            0               0               0
  Units redeemed                                     0           0               0            0               0               0
  Units transferred                                  0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0           0               0            0               0               0
Beginning units                                      0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0           0               0            0               0               0
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.72% (4):
  Units sold                                         0           0               0            0               0               0
  Units redeemed                                     0           0               0            0               0               0
  Units transferred                                  0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0           0               0            0               0               0
Beginning units                                      0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0           0               0            0               0               0
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.77% (7):
  Units sold                                         0           0               0            0               0               0
  Units redeemed                                     0           0               0            0               0               0
  Units transferred                                  0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0           0               0            0               0               0
Beginning units                                      0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0           0               0            0               0               0
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.77% (2):
  Units sold                                        34       1,010              71        3,635           3,840           1,573
  Units redeemed                                (8,852)    (14,635)        (10,214)     (18,361)         (1,977)        (18,764)
  Units transferred                            (12,917)    (36,099)         (1,977)     (40,878)          3,803         (24,622)
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding       (21,735)    (49,724)        (12,120)     (55,604)          5,666         (41,813)
Beginning units                                202,239     360,087         185,337      277,747         161,711         345,080
                                                ------     -------         -------      -------          ------         -------
Ending units                                   180,504     310,363         173,217      222,143         167,377         303,267
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.77% (3):
  Units sold                                         0           1               0            0               0               0
  Units redeemed                                     0      (6,245)              0            0               0            (747)
  Units transferred                                  0       4,557               0            0               0          10,416
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0      (1,687)              0            0               0           9,669
Beginning units                                      0      81,510               0            0               0           7,425
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0      79,823               0            0               0          17,094
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.80%:
  Units sold                                         0           0               0            0               0               0
  Units redeemed                                     0           0               0            0               0               0
  Units transferred                                  0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0           0               0            0               0               0
Beginning units                                      0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0           0               0            0               0               0
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.95%:
  Units sold                                         0           0               0            0               0               0
  Units redeemed                                     0           0               0            0               0               0
  Units transferred                                  0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0           0               0            0               0               0
Beginning units                                      0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0           0               0            0               0               0
                                               =======     =======         =======      =======         =======         =======
Contracts With Total Expenses of 1.97% (4):
  Units sold                                         0           0               0            0               0               0
  Units redeemed                                     0           0               0            0               0               0
  Units transferred                                  0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Increase (decrease) in units outstanding             0           0               0            0               0               0
Beginning units                                      0           0               0            0               0               0
                                                ------     -------         -------      -------          ------         -------
Ending units                                         0           0               0            0               0               0
                                               =======     =======         =======      =======         =======         =======

                                                             MFS
                                                         Massachusetts       MFS                      Putnam
                                               Marsico     Investors       Mid-Cap        MFS         Growth:      Real
                                               Growth        Trust         Growth     Total Return    Voyager     Estate
                                              Portfolio     Portfolio     Portfolio    Portfolio     Portfolio   Portfolio
                                              (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)   (Class 1)
                                             ----------  --------------  ----------  -------------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                         0               0           0              0           0           0
  Units redeemed                                     0               0           0              0           0           0
  Units transferred                                  0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0               0           0              0           0           0
Beginning units                                      0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0               0           0              0           0           0
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.72% (4):
  Units sold                                         0               0           0              0           0           0
  Units redeemed                                     0               0           0              0           0           0
  Units transferred                                  0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0               0           0              0           0           0
Beginning units                                      0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0               0           0              0           0           0
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.77% (7):
  Units sold                                         0               0           0              0           0           0
  Units redeemed                                     0               0           0              0           0           0
  Units transferred                                  0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0               0           0              0           0           0
Beginning units                                      0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0               0           0              0           0           0
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.77% (2):
  Units sold                                       421           6,028       2,749         20,118         663          13
  Units redeemed                               (14,963)        (11,940)    (27,939)       (30,586)     (3,914)     (4,178)
  Units transferred                            122,483            (642)     25,007         69,324     (14,007)      6,323
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding       107,941          (6,554)       (183)        58,856     (17,258)      2,158
Beginning units                                370,133         243,337     649,185        789,355     137,282      82,996
                                               -------         -------     -------        -------      ------      ------
Ending units                                   478,074         236,783     649,002        848,211     120,024      85,154
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.77% (3):
  Units sold                                         0             375         798          1,712           0           0
  Units redeemed                                     0          (1,872)     (6,696)       (14,548)       (745)          0
  Units transferred                                  0          (6,346)      5,638          7,053       2,802           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0          (7,843)       (260)        (5,783)      2,057           0
Beginning units                                      0          22,096      72,492         84,612      46,494           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0          14,253      72,232         78,829      48,551           0
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.80%:
  Units sold                                         0               0           0              0           0           0
  Units redeemed                                     0               0           0              0           0           0
  Units transferred                                  0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0               0           0              0           0           0
Beginning units                                      0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0               0           0              0           0           0
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.95%:
  Units sold                                         0               0           0              0           0           0
  Units redeemed                                     0               0           0              0           0           0
  Units transferred                                  0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0               0           0              0           0           0
Beginning units                                      0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0               0           0              0           0           0
                                               =======         =======     =======        =======     =======      ======
Contracts With Total Expenses of 1.97% (4):
  Units sold                                         0               0           0              0           0           0
  Units redeemed                                     0               0           0              0           0           0
  Units transferred                                  0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Increase (decrease) in units outstanding             0               0           0              0           0           0
Beginning units                                      0               0           0              0           0           0
                                               -------         -------     -------        -------      ------      ------
Ending units                                         0               0           0              0           0           0
                                               =======         =======     =======        =======     =======      ======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (Continued)
         ----------------------------------------

For the year ended December 31, 2003.


                                             SunAmerica                   Telecom     Worldwide   Aggressive    Alliance
                                               Balanced   Technology      Utility   High Income       Growth      Growth
                                              Portfolio    Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                                               (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 2)   (Class 2)
                                             -----------  -----------  -----------  ------------  -----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0            0            0             0            0           0
     Units redeemed                                   0            0            0             0            0           0
     Units transferred                                0            0            0             0            0           0
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding              0            0            0             0            0           0
Beginning units                                       0            0            0             0            0           0
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                          0            0            0             0            0           0
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0            0            0             0            0       1,107
     Units redeemed                                   0            0            0             0            0        (116)
     Units transferred                                0            0            0             0            0       4,449
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding              0            0            0             0            0       5,440
Beginning units                                       0            0            0             0            0       7,147
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                          0            0            0             0            0      12,587
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0            0            0             0      153,025     330,705
     Units redeemed                                   0            0            0             0      (43,971)    (75,253)
     Units transferred                                0            0            0             0      150,180     171,800
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding              0            0            0             0      259,234     427,252
Beginning units                                       0            0            0             0      472,593   1,210,486
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                          0            0            0             0      731,827   1,637,738
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                  81,940      180,486       22,709        29,002            0           0
     Units redeemed                          (1,609,124)  (1,485,101)    (393,368)     (619,871)           0           0
     Units transferred                       (1,025,286)   8,266,766     (911,051)      332,351            0           0
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding     (2,552,470)   6,962,151   (1,281,710)     (258,518)           0           0
Beginning units                              16,935,990    9,486,975    5,170,822     4,645,779            0           0
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                 14,383,520   16,449,126    3,889,112     4,387,261            0           0
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                     852            0            0             0            0           0
     Units redeemed                              (6,417)           0            0             0            0           0
     Units transferred                            8,130            0            0             0            0           0
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding          2,565            0            0             0            0           0
Beginning units                                  81,351            0            0             0            0           0
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                     83,916            0            0             0            0           0
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0            0            0             0        1,462       1,952
     Units redeemed                                   0            0            0             0         (573)       (919)
     Units transferred                                0            0            0             0        4,437       4,569
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding              0            0            0             0        5,326       5,602
Beginning units                                       0            0            0             0       13,285      41,032
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                          0            0            0             0       18,611      46,634
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0            0            0             0            0         118
     Units redeemed                                   0            0            0             0            0        (429)
     Units transferred                                0            0            0             0            0         974
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding              0            0            0             0            0         663
Beginning units                                       0            0            0             0            0      11,120
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                          0            0            0             0            0      11,783
                                             ==========   ==========   ==========     =========      =======   =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0            0            0             0            0       2,759
     Units redeemed                                   0            0            0             0            0      (2,210)
     Units transferred                                0            0            0             0            0       4,111
                                             ----------   ----------   ----------     ---------      -------   ---------
Increase (decrease) in units outstanding              0            0            0             0            0       4,660
Beginning units                                       0            0            0             0            0       7,424
                                             ----------   ----------   ----------     ---------      -------   ---------
Ending units                                          0            0            0             0            0      12,084
                                             ==========   ==========   ==========     =========      =======   =========

                                                                                      Davis                             Federated
                                             Blue Chip         Cash   Corporate     Venture     "Dogs" of    Emerging    American
                                                Growth   Management        Bond       Value   Wall Street     Markets     Leaders
                                             Portfolio    Portfolio   Portfolio   Portfolio     Portfolio   Portfolio   Portfolio
                                              (Class 2)    (Class 2)   (Class 2)   (Class 2)     (Class 2)   (Class 2)   (Class 2)
                                             ----------  -----------  ----------  ----------  ------------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0            0           0           0             0           0           0
     Units redeemed                                  0            0           0           0             0           0           0
     Units transferred                               0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding             0            0           0           0             0           0           0
Beginning units                                      0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                         0            0           0           0             0           0           0
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.40%:
     Units sold                                      0            0           0         335             0           0           0
     Units redeemed                                  0            0           0      (2,656)            0           0           0
     Units transferred                               0            0           0       8,869             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding             0            0           0       6,548             0           0           0
Beginning units                                      0            0           0      28,675             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                         0            0           0      35,223             0           0           0
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.52% (1):
     Units sold                                352,732    1,562,387     289,148     802,504       387,185     135,714     111,900
     Units redeemed                            (77,435)    (560,603)   (129,297)   (183,589)      (41,462)    (19,157)    (48,353)
     Units transferred                         242,608     (705,339)    430,477     731,785       208,186     101,190     (28,341)
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding       517,905      296,445     590,328   1,350,700       553,909     217,747      35,206
Beginning units                              1,010,759    2,341,376   1,527,011   2,743,042       640,160     355,869     713,960
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                 1,528,664    2,637,821   2,117,339   4,093,742     1,194,069     573,616     749,166
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0            0           0           0             0           0           0
     Units redeemed                                  0            0           0           0             0           0           0
     Units transferred                               0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding             0            0           0           0             0           0           0
Beginning units                                      0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                         0            0           0           0             0           0           0
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0            0           0           0             0           0           0
     Units redeemed                                  0            0           0           0             0           0           0
     Units transferred                               0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding             0            0           0           0             0           0           0
Beginning units                                      0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                         0            0           0           0             0           0           0
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.52% (4):
     Units sold                                 14,134       86,122       8,061       5,150           832       1,666       1,875
     Units redeemed                             (1,817)     (24,308)     (2,659)     (6,081)       (3,268)       (677)     (1,048)
     Units transferred                          15,798       (8,055)     14,344      23,125         5,505       6,013        (829)
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding        28,115       53,759      19,746      22,194         3,069       7,002          (2)
Beginning units                                 47,770      178,024      95,175     103,326        26,346      18,227      47,625
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                    75,885      231,783     114,921     125,520        29,415      25,229      47,623
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0            0           0         849             0           0           0
     Units redeemed                                  0            0           0        (654)            0           0           0
     Units transferred                               0            0           0       2,280             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding             0            0           0       2,475             0           0           0
Beginning units                                      0            0           0       5,478             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                         0            0           0       7,953             0           0           0
                                             =========    =========   =========   =========     = =======     =======     =======
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0            0           0           0             0           0           0
     Units redeemed                                  0            0           0           0             0           0           0
     Units transferred                               0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Increase (decrease) in units outstanding             0            0           0           0             0           0           0
Beginning units                                      0            0           0           0             0           0           0
                                             ---------    ---------   ---------   ---------       -------     -------     -------
Ending units                                         0            0           0           0             0           0           0
                                             =========    =========   =========   =========     = =======     =======     =======

                                                                                   Goldman
                                               Foreign      Global      Global       Sachs     Growth-       Growth
                                                 Value        Bond    Equities    Research      Income   Opportunities
                                             Portfolio   Portfolio   Portfolio   Portfolio   Portfolio      Portfolio
                                              (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)     (Class 2)
                                             ----------  ----------  ----------  ----------  ----------  --------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0           0           0           0           0               0
     Units redeemed                                  0           0           0           0           0               0
     Units transferred                               0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding             0           0           0           0           0               0
Beginning units                                      0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                         0           0           0           0           0               0
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.40%:
     Units sold                                      0           0         145           0           0               0
     Units redeemed                                  0           0        (122)          0           0               0
     Units transferred                               0           0       3,124           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding             0           0       3,147           0           0               0
Beginning units                                      0           0       9,707           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                         0           0      12,854           0           0               0
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                              1,165,017     121,849      70,241     129,252      94,313         213,177
     Units redeemed                            (28,553)    (22,292)    (28,136)    (35,373)    (69,934)        (36,611)
     Units transferred                         601,469      57,436      38,903      87,493      19,310         271,894
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding     1,737,933     156,993      81,008     181,372      43,689         448,460
Beginning units                                168,357     396,972     455,525     466,347   1,079,049         613,473
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                 1,906,290     553,965     536,533     647,719   1,122,738       1,061,933
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0           0           0           0           0               0
     Units redeemed                                  0           0           0           0           0               0
     Units transferred                               0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding             0           0           0           0           0               0
Beginning units                                      0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                         0           0           0           0           0               0
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0           0           0           0           0               0
     Units redeemed                                  0           0           0           0           0               0
     Units transferred                               0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding             0           0           0           0           0               0
Beginning units                                      0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                         0           0           0           0           0               0
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  3,941       2,063       1,353         526         508           7,454
     Units redeemed                               (362)     (1,942)       (322)     (1,120)     (2,685)           (233)
     Units transferred                          24,046       8,601       1,494       1,079       9,039          16,134
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding        27,625       8,722       2,525         485       6,862          23,355
Beginning units                                 19,415      24,641      30,066      33,542      43,524          16,216
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                    47,040      33,363      32,591      34,027      50,386          39,571
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0           0           0           0           0               0
     Units redeemed                                  0           0         (38)          0           0               0
     Units transferred                               0           0           0           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding             0           0         (38)          0           0               0
Beginning units                                      0           0       1,066           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                         0           0       1,028           0           0               0
                                             =========     =======     =======     =======   =========       =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0           0           0           0           0               0
     Units redeemed                                  0           0         (67)          0           0               0
     Units transferred                               0           0       2,876           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Increase (decrease) in units outstanding             0           0       2,809           0           0               0
Beginning units                                      0           0       2,002           0           0               0
                                             ---------     -------     -------     -------   ---------       ---------
Ending units                                         0           0       4,811           0           0               0
                                             =========     =======     =======     =======   =========       =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.


                                             SunAmerica                  Telecom    Worldwide   Aggressive    Alliance    Blue Chip
                                               Balanced   Technology     Utility   High Income    Growth       Growth      Growth
                                              Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                               (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 2)    (Class 2)   (Class 2)
                                             -----------  -----------  ----------  -----------  -----------  -----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0            0           0            0            0            0           0
    Units redeemed                                    0            0           0            0            0            0           0
    Units transferred                                 0            0           0            0            0       (2,575)          0
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding              0            0           0            0            0       (2,575)          0
Beginning units                                       0            0           0            0            0        6,024           0
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                          0            0           0            0            0        3,449           0
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.72% (4):
    Units sold                                        0            0           0            0        3,413        1,376       3,028
    Units redeemed                                    0            0           0            0         (731)      (3,064)     (5,360)
    Units transferred                                 0            0           0            0       11,568        8,791      31,086
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding              0            0           0            0       14,250        7,103      28,754
Beginning units                                       0            0           0            0       25,664       75,534      58,924
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                          0            0           0            0       39,914       82,637      87,678
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.77% (7):
    Units sold                                        0            0           0            0        3,233       27,225      52,512
    Units redeemed                                    0            0           0            0       (4,279)     (26,206)    (17,121)
    Units transferred                                 0            0           0            0       27,021       46,066      26,564
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding              0            0           0            0       25,975       47,085      61,955
Beginning units                                       0            0           0            0      105,722      291,777     273,790
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                          0            0           0            0      131,697      338,862     335,745
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                    2,221        4,781          59          186            0            0           0
    Units redeemed                               (8,004)     (29,410)     (2,775)        (615)           0            0           0
    Units transferred                            (3,696)      58,343      (1,584)      13,803            0            0           0
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding         (9,479)      33,714      (4,300)      13,374            0            0           0
Beginning units                                 176,634      508,691      59,762       17,768            0            0           0
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                    167,155      542,405      55,462       31,142            0            0           0
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                      239            0           0            0            0            0           0
    Units redeemed                               (5,018)           0           0            0            0            0           0
    Units transferred                              (981)           0           0            0            0            0           0
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding         (5,760)           0           0            0            0            0           0
Beginning units                                  39,237            0           0            0            0            0           0
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                     33,477            0           0            0            0            0           0
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.80%:
    Units sold                                        0            0           0            0            0          819           0
    Units redeemed                                    0            0           0            0            0       (2,293)          0
    Units transferred                                 0            0           0            0            0        4,564           0
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding              0            0           0            0            0        3,090           0
Beginning units                                       0            0           0            0            0        8,861           0
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                          0            0           0            0            0       11,951           0
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.95%:
    Units sold                                        0            0           0            0            0            0           0
    Units redeemed                                    0            0           0            0            0          (40)          0
    Units transferred                                 0            0           0            0            0          571           0
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding              0            0           0            0            0          531           0
Beginning units                                       0            0           0            0            0        2,753           0
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                          0            0           0            0            0        3,284           0
                                                =======      =======      ======       ======      =======      =======     =======
Contracts With Total Expenses of 1.97% (4):
    Units sold                                        0            0           0            0          319          414         436
    Units redeemed                                    0            0           0            0       (1,142)      (2,182)     (1,362)
    Units transferred                                 0            0           0            0          645       (1,793)      5,782
                                                -------      -------      ------       ------      -------      -------     -------
Increase (decrease) in units outstanding              0            0           0            0         (178)      (3,561)      4,856
Beginning units                                       0            0           0            0        3,536       20,475       6,696
                                                -------      -------      ------       ------      -------      -------     -------
Ending units                                          0            0           0            0        3,358       16,914      11,552
                                                =======      =======      ======       ======      =======      =======     =======

                                                                         Davis                             Federated
                                                Cash       Corporate    Venture    "Dogs" of     Emerging   American   Foreign
                                             Management     Bond        Value     Wall Street    Markets    Leaders     Value
                                              Portfolio    Portfolio  Portfolio    Portfolio    Portfolio  Portfolio  Portfolio
                                              (Class 2)    (Class 2)  (Class 2)    (Class 2)    (Class 2)  (Class 2)  (Class 2)
                                             -----------  ----------  ----------  -----------   ---------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0          0           0            0            0          0          0
    Units redeemed                                    0          0           0            0            0          0          0
    Units transferred                                 0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding              0          0           0            0            0          0          0
Beginning units                                       0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                          0          0           0            0            0          0          0
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.72% (4):
    Units sold                                    3,166      5,881      17,109        3,533          867      3,117        479
    Units redeemed                              (38,368)    (2,931)     (4,326)        (459)        (632)    (2,350)    (9,277)
    Units transferred                            53,494     54,905      34,899      (12,678)      11,997     15,739     21,748
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding         18,292     57,855      47,682       (9,604)      12,232     16,506     12,950
Beginning units                                 206,454    108,842     186,111       61,366       21,638     43,612     28,282
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                    224,746    166,697     233,793       51,762       33,870     60,118     41,232
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.77% (7):
    Units sold                                  306,674     48,982      53,042       48,424       65,152     14,852     77,195
    Units redeemed                             (113,016)   (32,199)    (48,800)      (2,891)     (31,912)   (22,841)    (5,793)
    Units transferred                          (200,977)    52,963     133,954      (29,338)      36,537    (11,010)    94,624
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding         (7,319)    69,746     138,196       16,195       69,777    (18,999)   166,026
Beginning units                                 566,480    379,191     714,556      324,446       88,428    270,038     36,907
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                    559,161    448,937     852,752      340,641      158,205    251,039    202,933
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                        0          0           0            0            0          0          0
    Units redeemed                                    0          0           0            0            0          0          0
    Units transferred                                 0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding              0          0           0            0            0          0          0
Beginning units                                       0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                          0          0           0            0            0          0          0
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                        0          0           0            0            0          0          0
    Units redeemed                                    0          0           0            0            0          0          0
    Units transferred                                 0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding              0          0           0            0            0          0          0
Beginning units                                       0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                          0          0           0            0            0          0          0
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.80%:
    Units sold                                        0          0       1,250            0            0          0          0
    Units redeemed                                    0          0      (1,930)           0            0          0          0
    Units transferred                                 0          0         469            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding              0          0        (211)           0            0          0          0
Beginning units                                       0          0      10,380            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                          0          0      10,169            0            0          0          0
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.95%:
    Units sold                                        0          0           0            0            0          0          0
    Units redeemed                                    0          0           0            0            0          0          0
    Units transferred                                 0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding              0          0           0            0            0          0          0
Beginning units                                       0          0           0            0            0          0          0
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                          0          0           0            0            0          0          0
                                                =======    =======     =======      =======       ======    =======    =======
Contracts With Total Expenses of 1.97% (4):
    Units sold                                      467        421       1,204            0           74        769          0
    Units redeemed                              (11,976)    (7,431)     (6,921)      (2,301)      (1,703)      (955)        (1)
    Units transferred                             3,979      7,664        (865)       2,367       (1,899)       285        651
                                                -------    -------     -------      -------       ------    -------    -------
Increase (decrease) in units outstanding         (7,530)       654      (6,582)          66       (3,528)        99        650
Beginning units                                  50,227     41,167      50,575       21,475       21,840     15,411         14
                                                -------    -------     -------      -------       ------    -------    -------
Ending units                                     42,697     41,821      43,993       21,541       18,312     15,510        664
                                                =======    =======     =======      =======       ======    =======    =======

                                                                    Goldman
                                               Global      Global      Sachs    Growth-      Growth
                                                Bond     Equities   Research     Income   Opportunities
                                             Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                                             (Class 2)   (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                             ---------  ----------  ---------  ---------  -------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                      0           0          0          0           0
    Units redeemed                                  0           6          0          0           0
    Units transferred                               0           0          0          0           0
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding            0           6          0          0           0
Beginning units                                     0           0          0          0           0
                                               ------     -------    -------    -------     -------
Ending units                                        0           6          0          0           0
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.72% (4):
    Units sold                                  4,953       3,067      5,704      9,366       2,976
    Units redeemed                             (1,132)       (865)      (395)    (3,989)       (710)
    Units transferred                           7,939       3,744      2,520     10,333      36,682
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding       11,760       5,946      7,829     15,710      38,948
Beginning units                                39,465      36,674     43,169    110,540      36,711
                                               ------     -------    -------    -------     -------
Ending units                                   51,225      42,620     50,998    126,250      75,659
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.77% (7):
    Units sold                                  6,651       4,469     18,849      2,898       4,985
    Units redeemed                             (6,146)     (6,379)    (4,057)    (9,830)     (6,272)
    Units transferred                          19,057       5,419     27,096     37,007      47,109
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding       19,562       3,509     41,888     30,075      45,822
Beginning units                                73,757     131,042    109,955    245,508     159,512
                                               ------     -------    -------    -------     -------
Ending units                                   93,319     134,551    151,843    275,583     205,334
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                      0           0          0          0           0
    Units redeemed                                  0           0          0          0           0
    Units transferred                               0           0          0          0           0
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding            0           0          0          0           0
Beginning units                                     0           0          0          0           0
                                               ------     -------    -------    -------     -------
Ending units                                        0           0          0          0           0
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                      0           0          0          0           0
    Units redeemed                                  0           0          0          0           0
    Units transferred                               0           0          0          0           0
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding            0           0          0          0           0
Beginning units                                     0           0          0          0           0
                                               ------     -------    -------    -------     -------
Ending units                                        0           0          0          0           0
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.80%:
    Units sold                                      0           0          0          0           0
    Units redeemed                                  0         (56)         0          0           0
    Units transferred                               0       2,671          0          0           0
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding            0       2,615          0          0           0
Beginning units                                     0       3,172          0          0           0
                                               ------     -------    -------    -------     -------
Ending units                                        0       5,787          0          0           0
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.95%:
    Units sold                                      0           0          0          0           0
    Units redeemed                                  0         (74)         0          0           0
    Units transferred                               0         108          0          0           0
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding            0          34          0          0           0
Beginning units                                     0         730          0          0           0
                                               ------     -------    -------    -------     -------
Ending units                                        0         764          0          0           0
                                               ======     =======    =======    =======     =======
Contracts With Total Expenses of 1.97% (4):
    Units sold                                    585         108        121        104         797
    Units redeemed                                (23)         (2)      (801)    (1,020)       (201)
    Units transferred                             695        (936)       980      2,286       3,792
                                               ------     -------    -------    -------     -------
Increase (decrease) in units outstanding        1,257        (830)       300      1,370       4,388
Beginning units                                12,671       5,870     15,810     26,404       8,346
                                               ------     -------    -------    -------     -------
Ending units                                   13,928       5,040     16,110     27,774      12,734
                                               ======     =======    =======    =======     =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.

                                                                                                     MFS
                                                        International International             Massachusetts     MFS
                                            High-Yield   Diversified      Growth      Marsico     Investors     Mid-Cap   MFS Total
                                               Bond        Equities     & Income      Growth        Trust       Growth     Return
                                             Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio  Portfolio
                                             (Class 2)    (Class 2)     (Class 2)    (Class 2)    (Class 2)    (Class 2)  (Class 2)
                                            ----------  ------------- -------------  ---------  -------------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                       0             0            0            0            0            0          0
    Units redeemed                                   0             0            0            0            0            0          0
    Units transferred                                0             0            0            0            0            0          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding             0             0            0            0            0            0          0
Beginning units                                      0             0            0            0            0            0          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                         0             0            0            0            0            0          0
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.40%:
    Units sold                                       0             0            0            0            0          591          0
    Units redeemed                                   0             0            0            0            0       (5,646)         0
    Units transferred                                0             0            0            0            0       24,451          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding             0             0            0            0            0       19,396          0
Beginning units                                      0             0            0            0            0       38,564          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                         0             0            0            0            0       57,960          0
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                 385,302       990,835      278,348      982,554      197,693      807,594    586,181
    Units redeemed                             (84,001)      (58,272)     (66,120)    (115,760)     (36,377)    (154,397)  (230,851)
    Units transferred                          736,091       621,455      353,121      639,930      156,878      734,642    973,783
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding     1,037,392     1,554,018      565,349    1,506,724      318,194    1,387,839  1,329,113
Beginning units                                885,184       587,855    1,013,112    1,867,884      732,862    2,115,113  3,252,384
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                 1,922,576     2,141,873    1,578,461    3,374,608    1,051,056    3,502,952  4,581,497
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                       0             0            0            0            0            0          0
    Units redeemed                                   0             0            0            0            0            0          0
    Units transferred                                0             0            0            0            0            0          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding             0             0            0            0            0            0          0
Beginning units                                      0             0            0            0            0            0          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                         0             0            0            0            0            0          0
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                       0             0            0            0            0            0          0
    Units redeemed                                   0             0            0            0            0            0          0
    Units transferred                                0             0            0            0            0            0          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding             0             0            0            0            0            0          0
Beginning units                                      0             0            0            0            0            0          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                         0             0            0            0            0            0          0
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                   1,238         2,373        5,846            0          479        9,256      2,579
    Units redeemed                                (963)       (1,416)        (864)           0       (1,770)      (9,377)    (7,415)
    Units transferred                              255        11,147       29,809            0        5,683       42,111     43,160
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding           530        12,104       34,791            0        4,392       41,990     38,324
Beginning units                                 58,767        34,524       55,112            0       18,392      132,603    157,265
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                    59,297        46,628       89,903            0       22,784      174,593    195,589
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                       0             0            0            0            0        1,805          0
    Units redeemed                                   0             0            0            0            0         (208)         0
    Units transferred                                0             0            0            0            0        2,442          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding             0             0            0            0            0        4,039          0
Beginning units                                      0             0            0            0            0       11,512          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                         0             0            0            0            0       15,551          0
                                            ==========   ===========   ==========    =========  ===========    =========  =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                       0             0            0            0            0        3,591          0
    Units redeemed                                   0             0            0            0            0       (2,109)         0
    Units transferred                                0             0            0            0            0       23,221          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Increase (decrease) in units outstanding             0             0            0            0            0       24,703          0
Beginning units                                      0             0            0            0            0        7,702          0
                                            ----------   -----------   ----------    ---------  -----------    ---------  ---------
Ending units                                         0             0            0            0            0       32,405          0
                                            ==========   ===========   ==========    =========  ===========    =========  =========

                                              Putnam
                                              Growth:       Real     Small & Mid SunAmerica                  Telecom      Worldwide
                                              Voyager      Estate     Cap Value   Balanced    Technology     Utility    High Income
                                             Portfolio    Portfolio   Portfolio   Portfolio    Portfolio    Portfolio     Portfolio
                                             (Class 2)    (Class 2)   (Class 2)   (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                             ---------    ---------  ----------- ----------   ----------    ---------   ------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                      0            0            0           0            0            0            0
    Units redeemed                                  0            0            0           0            0            0            0
    Units transferred                               0            0            0           0            0            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding            0            0            0           0            0            0            0
Beginning units                                     0            0            0           0            0            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                        0            0            0           0            0            0            0
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.40%:
    Units sold                                      0            0            0           0        2,381            0            0
    Units redeemed                                  0            0            0           0      (15,570)           0            0
    Units transferred                               0            0            0           0       13,610            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding            0            0            0           0          421            0            0
Beginning units                                     0            0            0           0       72,091            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                        0            0            0           0       72,512            0            0
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.52% (1):
    Units sold                                 95,510      152,625      692,458     112,782      592,040       24,370       76,711
    Units redeemed                            (26,516)     (45,187)     (15,376)    (65,370)     (90,906)      (7,586)     (16,422)
    Units transferred                         (41,914)     256,400      392,520     181,015    1,088,485      (37,188)      92,157
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding       27,080      363,838    1,069,602     228,427    1,589,619      (20,404)     152,446
Beginning units                               473,461      577,307      185,477     892,920    1,330,549      186,747      144,908
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                  500,541      941,145    1,255,079   1,121,347    2,920,168      166,343      297,354
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.52% (2):
    Units sold                                      0            0            0           0            0            0            0
    Units redeemed                                  0            0            0           0            0            0            0
    Units transferred                               0            0            0           0            0            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding            0            0            0           0            0            0            0
Beginning units                                     0            0            0           0            0            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                        0            0            0           0            0            0            0
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.52% (3):
    Units sold                                      0            0            0           0            0            0            0
    Units redeemed                                  0            0            0           0            0            0            0
    Units transferred                               0            0            0           0            0            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding            0            0            0           0            0            0            0
Beginning units                                     0            0            0           0            0            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                        0            0            0           0            0            0            0
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.52% (4):
    Units sold                                     11          257        5,893       2,870       11,635            0            0
    Units redeemed                               (661)      (1,267)        (595)       (431)        (872)           0            0
    Units transferred                             324       11,395       30,481       7,048          (40)           0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding         (326)      10,385       35,779       9,487       10,723            0            0
Beginning units                                12,720       44,342       39,021      18,398       42,919            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                   12,394       54,727       74,800      27,885       53,642            0            0
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.55% (5):
    Units sold                                      0            0            0           0        1,027            0            0
    Units redeemed                                  0            0            0           0           (6)           0            0
    Units transferred                               0            0            0           0           (2)           0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding            0            0            0           0        1,019            0            0
Beginning units                                     0            0            0           0        9,802            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                        0            0            0           0       10,821            0            0
                                              =======      =======    =========   =========    =========     ========      =======
Contracts With Total Expenses of 1.55% (6):
    Units sold                                      0            0            0           0       19,788            0            0
    Units redeemed                                  0            0            0           0       (7,927)           0            0
    Units transferred                               0            0            0           0       66,007            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Increase (decrease) in units outstanding            0            0            0           0       77,868            0            0
Beginning units                                     0            0            0           0       30,946            0            0
                                              -------      -------    ---------   ---------    ---------     --------      -------
Ending units                                        0            0            0           0      108,814            0            0
                                              =======      =======    =========   =========    =========     ========      =======

                                             Aggressive    Alliance     Blue Chip     Cash       Corporate
                                                Growth      Growth       Growth     Management     Bond
                                              Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 3)    (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                             ----------    ---------    ---------   ----------   ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Ending units                                         0            0            0            0           0
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.40%:
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Ending units                                         0            0            0            0           0
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.52% (1):
    Units sold                                  78,074      377,672      300,317    3,343,716     571,605
    Units redeemed                              (7,056)     (18,572)     (26,483)    (564,711)    (15,194)
    Units transferred                           62,634      190,257      114,787     (545,943)    274,139
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding       133,652      549,357      388,621    2,233,062     830,550
Beginning units                                  9,218       45,028       25,770      281,452     115,713
                                               -------      -------      -------    ---------     -------
Ending units                                   142,870      594,385      414,391    2,514,514     946,263
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.52% (2):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Ending units                                         0            0            0            0           0
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.52% (3):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Ending units                                         0            0            0            0           0
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.52% (4):
    Units sold                                  13,819       42,259       30,900      807,586     155,137
    Units redeemed                              (1,187)      (1,292)        (743)    (987,699)     (4,411)
    Units transferred                            5,028        7,072       (3,188)     602,454      40,695
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding        17,660       48,039       26,969      422,341     191,421
Beginning units                                     15        2,961        2,553       10,725       3,690
                                               -------      -------      -------    ---------     -------
Ending units                                    17,675       51,000       29,522      433,066     195,111
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.55% (5):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Ending units                                         0            0            0            0           0
                                               =======      =======      =======    =========     =======
Contracts With Total Expenses of 1.55% (6):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                               -------      -------      -------    ---------     -------
Ending units                                         0            0            0            0           0
                                               =======      =======      =======    =========     =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.    CHANGES IN UNITS OUTSTANDING (continued)
      ----------------------------------------

For the year ended December 31, 2003.

                                                                                                 MFS
                                                       International International           Massachusetts    MFS
                                            High-Yield  Diversified      Growth     Marsico    Investors    Mid-Cap   MFS Total
                                               Bond       Equities      & Income    Growth       Trust       Growth     Return
                                             Portfolio   Portfolio      Portfolio  Portfolio   Portfolio   Portfolio  Portfolio
                                             (Class 2)   (Class 2)      (Class 2)  (Class 2)   (Class 2)    (Class 2) (Class 2)
                                            ---------- ------------- ------------- --------- ------------- ---------- ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                     0             0             0          0            0        687          0
    Units redeemed                                 0             0             0          0            0     (6,138)         0
    Units transferred                              0             0             0          0            0      7,317          0
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding           0             0             0          0            0      1,866          0
Beginning units                                    0             0             0          0            0     12,214          0
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                       0             0             0          0            0     14,080          0
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.72% (4):
    Units sold                                 4,349        11,103         5,042          0          349     12,860     15,449
    Units redeemed                            (4,300)       (1,748)       (1,627)         0         (798)    (4,270)   (10,495)
    Units transferred                         28,753        26,160         7,795          0       12,546     55,963     39,438
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding      28,802        35,515        11,210          0       12,097     64,553     44,392
Beginning units                               70,818        79,959        84,890          0       37,899    198,770    289,817
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                  99,620       115,474        96,100          0       49,996    263,323    334,209
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.77% (7):
    Units sold                                53,878        83,596        12,095     81,581       11,756     79,774     27,995
    Units redeemed                           (42,885)      (11,673)       (8,433)   (66,488)     (13,522)   (27,442)   (41,521)
    Units transferred                        121,556        67,317        49,628    285,129       62,528     83,464    117,761
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding     132,549       139,240        53,290    300,222       60,762    135,796    104,235
Beginning units                              228,236       160,078       286,477    508,425      198,873    574,291    771,538
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                 360,785       299,318       339,767    808,647      259,635    710,087    875,773
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                     0             0             0          0            0          0          0
    Units redeemed                                 0             0             0          0            0          0          0
    Units transferred                              0             0             0          0            0          0          0
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding           0             0             0          0            0          0          0
Beginning units                                    0             0             0          0            0          0          0
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                       0             0             0          0            0          0          0
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                     0             0             0          0            0          0          0
    Units redeemed                                 0             0             0          0            0          0          0
    Units transferred                              0             0             0          0            0          0          0
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding           0             0             0          0            0          0          0
Beginning units                                    0             0             0          0            0          0          0
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                       0             0             0          0            0          0          0
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.80%:
    Units sold                                     0             0             0          0            0      1,635          0
    Units redeemed                                 0             0             0          0            0     (6,855)         0
    Units transferred                              0             0             0          0            0     16,794          0
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding           0             0             0          0            0     11,574          0
Beginning units                                    0             0             0          0            0     48,552          0
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                       0             0             0          0            0     60,126          0
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.95%:
    Units sold                                     0             0             0          0            0        186          0
    Units redeemed                                 0             0             0          0            0        (16)         0
    Units transferred                              0             0             0          0            0      1,168          0
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding           0             0             0          0            0      1,338          0
Beginning units                                    0             0             0          0            0      8,548          0
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                       0             0             0          0            0      9,886          0
                                             =======       =======       =======    =======      =======    =======    =======
Contracts With Total Expenses of 1.97% (4):
    Units sold                                 6,252         1,401           216          0          255      1,032      1,794
    Units redeemed                           (12,368)       (1,715)       (4,195)         0       (4,372)    (7,142)    (3,006)
    Units transferred                          5,001        (1,052)        6,232          0        1,776      1,785      6,820
                                             -------       -------       -------    -------      -------    -------    -------
Increase (decrease) in units outstanding      (1,115)       (1,366)        2,253          0       (2,341)    (4,325)     5,608
Beginning units                               97,408        17,354        22,712          0        9,090     62,119     85,621
                                             -------       -------       -------    -------      -------    -------    -------
Ending units                                  96,293        15,988        24,965          0        6,749     57,794     91,229
                                             =======       =======       =======    =======      =======    =======    =======

                                             Putnam
                                             Growth:    Real    Small & Mid SunAmerica             Telecom   Worldwide  Aggressive
                                             Voyager   Estate    Cap Value  Balanced   Technology  Utility  High Income   Growth
                                            Portfolio Portfolio  Portfolio  Portfolio   Portfolio Portfolio  Portfolio   Portfolio
                                            (Class 2) (Class 2)  (Class 2)  (Class 2)   (Class 2) (Class 2)  (Class 2)   (Class 3)
                                            --------- --------- ----------- ---------- ---------- --------- ----------- ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                     0         0          0           0      7,031         0          0          0
    Units redeemed                                 0         0          0           0         (6)        0          0          0
    Units transferred                              0         0          0           0     12,619         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding           0         0          0           0     19,644         0          0          0
Beginning units                                    0         0          0           0     10,137         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                       0         0          0           0     29,781         0          0          0
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.72% (4):
    Units sold                                 2,342     7,605      5,504         362      2,551         0          0     20,563
    Units redeemed                              (504)   (1,352)      (302)     (1,403)    (1,290)        0          0       (747)
    Units transferred                          2,371    26,526     17,882      18,194     17,311         0          0      6,971
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding       4,209    32,779     23,084      17,153     18,572         0          0     26,787
Beginning units                               31,268    65,279     10,379      44,382     38,455         0          0      1,559
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                  35,477    98,058     33,463      61,535     57,027         0          0     28,346
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.77% (7):
    Units sold                                 4,004    15,783     53,641      14,893     32,908     8,621      1,497     20,711
    Units redeemed                            (7,512)  (20,284)    (2,508)    (15,344)   (26,636)   (2,055)    (4,775)      (395)
    Units transferred                          7,145    38,322     82,709      59,156    526,927    (6,120)    13,253      7,184
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding       3,637    33,821    133,842      58,705    533,199       446      9,975     27,500
Beginning units                               84,352   228,078     47,918     231,226    487,500    63,140     41,077        527
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                  87,989   261,899    181,760     289,931  1,020,699    63,586     51,052     28,027
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                     0         0          0           0          0         0          0          0
    Units redeemed                                 0         0          0           0          0         0          0          0
    Units transferred                              0         0          0           0          0         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding           0         0          0           0          0         0          0          0
Beginning units                                    0         0          0           0          0         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                       0         0          0           0          0         0          0          0
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                     0         0          0           0          0         0          0          0
    Units redeemed                                 0         0          0           0          0         0          0          0
    Units transferred                              0         0          0           0          0         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding           0         0          0           0          0         0          0          0
Beginning units                                    0         0          0           0          0         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                       0         0          0           0          0         0          0          0
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.80%:
    Units sold                                     0         0          0           0          0         0          0          0
    Units redeemed                                 0         0          0           0     (1,183)        0          0          0
    Units transferred                              0         0          0           0     43,320         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding           0         0          0           0     42,137         0          0          0
Beginning units                                    0         0          0           0     20,382         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                       0         0          0           0     62,519         0          0          0
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.95%:
    Units sold                                     0         0          0           0          0         0          0          0
    Units redeemed                                 0         0          0           0          0         0          0          0
    Units transferred                              0         0          0           0         (2)        0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding           0         0          0           0         (2)        0          0          0
Beginning units                                    0         0          0           0      4,971         0          0          0
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                       0         0          0           0      4,969         0          0          0
                                              ======   =======    =======     =======  =========    ======     ======     ======
Contracts With Total Expenses of 1.97% (4):
    Units sold                                    69       592        415         173      2,882         0          0          0
    Units redeemed                            (2,103)     (764)      (133)     (1,676)       (10)        0          0          0
    Units transferred                            665       328      2,318         955     (1,433)        0          0        525
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Increase (decrease) in units outstanding      (1,369)      156      2,600        (548)     1,439         0          0        525
Beginning units                                9,390    18,194      4,262      31,048     16,457         0          0      2,951
                                              ------   -------    -------     -------  ---------    ------     ------     ------
Ending units                                   8,021    18,350      6,862      30,500     17,896         0          0      3,476
                                              ======   =======    =======     =======  =========    ======     ======     ======

                                            Alliance  Blue Chip    Cash    Corporate
                                             Growth    Growth   Management    Bond
                                            Portfolio Portfolio Portfolio  Portfolio
                                            (Class 3) (Class 3) (Class 3)  (Class 3)
                                            --------- --------- ---------- ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                     0         0          0         0
    Units redeemed                                 0         0          0         0
    Units transferred                              0         0          0         0
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding           0         0          0         0
Beginning units                                    0         0          0         0
                                             -------   -------  ---------   -------
Ending units                                       0         0          0         0
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.72% (4):
    Units sold                                91,757   114,343  2,278,202   298,820
    Units redeemed                            (4,568)     (760)  (334,420)  (24,706)
    Units transferred                         29,782    (3,189)  (801,371)   67,238
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding     116,971   110,394  1,142,411   341,352
Beginning units                               19,379     3,101     51,237     8,272
                                             -------   -------  ---------   -------
Ending units                                 136,350   113,495  1,193,648   349,624
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.77% (7):
    Units sold                                43,781    27,825    436,148    95,614
    Units redeemed                            (1,444)     (589)   (75,351)   (8,685)
    Units transferred                         21,696    12,669   (193,902)   60,336
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding      64,033    39,905    166,895   147,265
Beginning units                                5,469       369     94,850     2,563
                                             -------   -------  ---------   -------
Ending units                                  69,502    40,274    261,745   149,828
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.77% (2):
    Units sold                                     0         0          0         0
    Units redeemed                                 0         0          0         0
    Units transferred                              0         0          0         0
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding           0         0          0         0
Beginning units                                    0         0          0         0
                                             -------   -------  ---------   -------
Ending units                                       0         0          0         0
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.77% (3):
    Units sold                                     0         0          0         0
    Units redeemed                                 0         0          0         0
    Units transferred                              0         0          0         0
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding           0         0          0         0
Beginning units                                    0         0          0         0
                                             -------   -------  ---------   -------
Ending units                                       0         0          0         0
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.80%:
    Units sold                                     0         0          0         0
    Units redeemed                                 0         0          0         0
    Units transferred                              0         0          0         0
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding           0         0          0         0
Beginning units                                    0         0          0         0
                                             -------   -------  ---------   -------
Ending units                                       0         0          0         0
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.95%:
    Units sold                                     0         0          0         0
    Units redeemed                                 0         0          0         0
    Units transferred                              0         0          0         0
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding           0         0          0         0
Beginning units                                    0         0          0         0
                                             -------   -------  ---------   -------
Ending units                                       0         0          0         0
                                             =======   =======  =========   =======
Contracts With Total Expenses of 1.97% (4):
    Units sold                                21,914       534     51,434    25,642
    Units redeemed                              (208)      (18)      (756)     (163)
    Units transferred                          4,522     1,306    124,329     2,440
                                             -------   -------  ---------   -------
Increase (decrease) in units outstanding      26,228     1,822    175,007    27,919
Beginning units                                1,192       840     14,522     3,437
                                             -------   -------  ---------   -------
Ending units                                  27,420     2,662    189,529    31,356
                                             =======   =======  =========   =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.

                                              Davis                            Federated
                                             Venture    "Dogs" of   Emerging    American     Foreign     Global     Global
                                              Value     Wall Street  Markets    Leaders       Value       Bond     Equities
                                            Portfolio   Portfolio   Portfolio  Portfolio    Portfolio   Portfolio  Portfolio
                                            (Class 3)   (Class 3)   (Class 3)  (Class 3)    (Class 3)   (Class 3)  (Class 3)
                                            ----------  ----------- ---------  ----------   ----------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                       0           0          0           0            0          0         0
    Units redeemed                                   0           0          0           0            0          0         0
    Units transferred                                0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding             0           0          0           0            0          0         0
Beginning units                                      0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                         0           0          0           0            0          0         0
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.40%:
    Units sold                                       0           0          0           0            0          0         0
    Units redeemed                                   0           0          0           0            0          0         0
    Units transferred                                0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding             0           0          0           0            0          0         0
Beginning units                                      0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                         0           0          0           0            0          0         0
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.52% (1):
    Units sold                               1,008,453     162,309     90,470     109,966    1,591,682    163,644    33,102
    Units redeemed                             (46,600)    (12,136)    (6,833)     (8,541)     (69,692)    (3,997)   (1,739)
    Units transferred                          648,202      97,813     91,840      65,130      772,265     81,260    34,394
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding     1,610,055     247,986    175,477     166,555    2,294,255    240,907    65,757
Beginning units                                115,086      15,054     11,001      60,296      163,233     14,627     7,749
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                 1,725,141     263,040    186,478     226,851    2,457,488    255,534    73,506
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                       0           0          0           0        5,721          0         0
    Units redeemed                                   0           0          0           0       (1,327)         0         0
    Units transferred                                0           0          0           0      351,695          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding             0           0          0           0      356,089          0         0
Beginning units                                      0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                         0           0          0           0      356,089          0         0
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                       0           0          0           0            0          0         0
    Units redeemed                                   0           0          0           0            0          0         0
    Units transferred                                0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding             0           0          0           0            0          0         0
Beginning units                                      0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                         0           0          0           0            0          0         0
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                 131,369     108,859    147,041      50,722      204,572     39,657    18,361
    Units redeemed                              (4,301)       (314)   (69,976)       (603)     (10,484)    (1,517)     (577)
    Units transferred                           27,397       8,613    (62,584)     20,470       51,917     27,392     4,805
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding       154,465     117,158     14,481      70,589      246,005     65,532    22,589
Beginning units                                 16,558       3,780      1,620          80       22,862        400       221
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                   171,023     120,938     16,101      70,669      268,867     65,932    22,810
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                       0           0          0           0            0          0         0
    Units redeemed                                   0           0          0           0            0          0         0
    Units transferred                                0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding             0           0          0           0            0          0         0
Beginning units                                      0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                         0           0          0           0            0          0         0
                                            ==========  ==========  =========  ==========   ==========  =========  ========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                       0           0          0           0            0          0         0
    Units redeemed                                   0           0          0           0            0          0         0
    Units transferred                                0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Increase (decrease) in units outstanding             0           0          0           0            0          0         0
Beginning units                                      0           0          0           0            0          0         0
                                            ----------  ----------  ---------  ----------   ----------  ---------  --------
Ending units                                         0           0          0           0            0          0         0
                                            ==========  ==========  =========  ==========   ==========  =========  ========

                                             Goldman                                        International International
                                              Sachs     Growth-      Growth      High-Yield  Diversified     Growth       Marsico
                                            Research    Income    Opportunities     Bond       Equities     & Income      Growth
                                            Portfolio  Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                            (Class 3)  (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                            ---------  ---------  -------------  ---------- ------------- -------------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                      0          0              0           0             0            0           0
    Units redeemed                                  0          0              0           0             0            0           0
    Units transferred                               0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0          0              0           0             0            0           0
Beginning units                                     0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0          0              0           0             0            0           0
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.40%:
    Units sold                                      0          0              0           0             0            0           0
    Units redeemed                                  0          0              0           0             0            0           0
    Units transferred                               0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0          0              0           0             0            0           0
Beginning units                                     0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0          0              0           0             0            0           0
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                      0    113,214        142,996     403,167     1,509,072      333,185     496,240
    Units redeemed                                  0     (5,334)       (10,668)    (17,812)      (62,748)     (26,254)    (25,664)
    Units transferred                               0     70,511        101,991     302,126       649,884      240,348     372,524
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0    178,391        234,319     687,481     2,096,208      547,279     843,100
Beginning units                                     0     52,756         35,308      23,585       111,291      103,101      75,346
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0    231,147        269,627     711,066     2,207,499      650,380     918,446
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                      0          0              0           0             0            0           0
    Units redeemed                                  0          0              0           0             0            0           0
    Units transferred                               0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0          0              0           0             0            0           0
Beginning units                                     0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0          0              0           0             0            0           0
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                      0          0              0           0             0            0           0
    Units redeemed                                  0          0              0           0             0            0           0
    Units transferred                               0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0          0              0           0             0            0           0
Beginning units                                     0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0          0              0           0             0            0           0
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                  4,345     11,263         17,141     839,289       159,689      182,118      15,548
    Units redeemed                                 (1)      (431)          (680)    (46,546)      (21,890)    (116,386)     (2,234)
    Units transferred                           2,606      2,933           (507)   (623,864)       53,119       24,757       4,829
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding        6,950     13,765         15,954     168,879       190,918       90,489      18,143
Beginning units                                 2,153      5,804          3,018         714         6,735        3,894       1,287
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                    9,103     19,569         18,972     169,593       197,653       94,383      19,430
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                      0          0              0           0             0            0           0
    Units redeemed                                  0          0              0           0             0            0           0
    Units transferred                               0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0          0              0           0             0            0           0
Beginning units                                     0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0          0              0           0             0            0           0
                                            =========  =========  =============  ==========  ============  ===========   =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                      0          0              0           0             0            0           0
    Units redeemed                                  0          0              0           0             0            0           0
    Units transferred                               0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Increase (decrease) in units outstanding            0          0              0           0             0            0           0
Beginning units                                     0          0              0           0             0            0           0
                                            ---------  ---------  -------------  ----------  ------------  -----------   ---------
Ending units                                        0          0              0           0             0            0           0
                                            =========  =========  =============  ==========  ============  ===========   =========

                                                  MFS
                                             Massachusetts      MFS                   Putnam
                                               Investors      Mid-Cap    MFS Total    Growth:     Real
                                                 Trust         Growth      Return     Voyager    Estate
                                               Portfolio     Portfolio   Portfolio   Portfolio  Portfolio
                                               (Class 3)     (Class 3)   (Class 3)   (Class 3)  (Class 3)
                                             --------------  ----------  ----------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                            0           0           0          0          0
    Units redeemed                                        0           0           0          0          0
    Units transferred                                     0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding                  0           0           0          0          0
Beginning units                                           0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                              0           0           0          0          0
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.40%:
    Units sold                                            0           0           0          0          0
    Units redeemed                                        0           0           0          0          0
    Units transferred                                     0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding                  0           0           0          0          0
Beginning units                                           0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                              0           0           0          0          0
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                      329,231   1,076,405     776,085     51,419    177,573
    Units redeemed                                  (15,734)    (45,692)    (55,637)    (1,465)   (16,674)
    Units transferred                               202,087     576,010     669,537     14,429    155,339
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding            515,584   1,606,723   1,389,985     64,383    316,238
Beginning units                                      30,003     127,090     114,386     26,714     21,458
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                        545,587   1,733,813   1,504,371     91,097    337,696
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                            0           0           0          0          0
    Units redeemed                                        0           0           0          0          0
    Units transferred                                     0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding                  0           0           0          0          0
Beginning units                                           0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                              0           0           0          0          0
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                            0           0           0          0          0
    Units redeemed                                        0           0           0          0          0
    Units transferred                                     0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding                  0           0           0          0          0
Beginning units                                           0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                              0           0           0          0          0
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                       29,856     271,393      89,847      7,592     23,311
    Units redeemed                                   (1,682)   (132,672)     (3,689)      (117)      (187)
    Units transferred                                 9,614      31,791      21,510      4,213     21,257
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             37,788     170,512     107,668     11,688     44,381
Beginning units                                       4,255      11,688       9,719        930      1,824
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                         42,043     182,200     117,387     12,618     46,205
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                            0           0           0          0          0
    Units redeemed                                        0           0           0          0          0
    Units transferred                                     0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding                  0           0           0          0          0
Beginning units                                           0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                              0           0           0          0          0
                                             ==============  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                            0           0           0          0          0
    Units redeemed                                        0           0           0          0          0
    Units transferred                                     0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding                  0           0           0          0          0
Beginning units                                           0           0           0          0          0
                                             --------------  ----------  ----------  ---------  ---------
Ending units                                              0           0           0          0          0
                                             ==============  ==========  ==========  =========  =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5.    CHANGES IN UNITS OUTSTANDING (continued)
            ----------------------------------------

For the year ended December 31, 2003.

                                               Davis                         Federated                                Goldman
                                              Venture   "Dogs" of   Emerging American   Foreign   Global     Global    Sachs
                                               Value   Wall Street  Markets   Leaders    Value     Bond     Equities Research
                                             Portfolio  Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio
                                             (Class 3)  (Class 3)  (Class 3) (Class 3) (Class 3) (Class 3) (Class 3) (Class 3)
                                            ---------- ----------- --------- --------- --------- --------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    0           0         0          0         0         0         0        0
     Units redeemed                                0           0         0          0         0         0         0        0
     Units transferred                             0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding           0           0         0          0         0         0         0        0
Beginning units                                    0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                       0           0         0          0         0         0         0        0
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.72% (4):
     Units sold                              321,619      97,184    13,850    116,025   434,319    75,505    53,710   22,923
     Units redeemed                           (6,125)       (148)     (733)    (9,119)   (5,489)   (3,493)   (3,533)     (17)
     Units transferred                       126,573      12,786    13,559     39,657   104,448      (595)   18,392   (2,593)
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding     442,067     109,822    26,676    146,563   533,278    71,417    68,569   20,313
Beginning units                               35,260       2,603     6,341        719    81,158     2,299     1,133      242
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                 477,327     112,425    33,017    147,282   614,436    73,716    69,702   20,555
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.77% (7):
     Units sold                              148,913      26,399    35,178     13,964   266,471    44,449     6,848        0
     Units redeemed                           (5,335)     (1,831)     (558)       (59)   (9,216)  (20,676)      (48)       0
     Units transferred                        93,305      34,363     6,104      5,851    92,438    13,139     4,013        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding     236,883      58,931    40,724     19,756   349,693    36,912    10,813        0
Beginning units                               25,333       7,757     1,832      7,324    12,214        90        13        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                 262,216      66,688    42,556     27,080   361,907    37,002    10,826        0
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.77% (2):
     Units sold                                    0           0         0          0         0         0         0        0
     Units redeemed                                0           0         0          0         0         0         0        0
     Units transferred                             0           0         0          0     2,169         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding           0           0         0          0     2,169         0         0        0
Beginning units                                    0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                       0           0         0          0     2,169         0         0        0
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.77% (3):
     Units sold                                    0           0         0          0         0         0         0        0
     Units redeemed                                0           0         0          0         0         0         0        0
     Units transferred                             0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding           0           0         0          0         0         0         0        0
Beginning units                                    0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                       0           0         0          0         0         0         0        0
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.80%:
     Units sold                                    0           0         0          0         0         0         0        0
     Units redeemed                                0           0         0          0         0         0         0        0
     Units transferred                             0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding           0           0         0          0         0         0         0        0
Beginning units                                    0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                       0           0         0          0         0         0         0        0
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.95%:
     Units sold                                    0           0         0          0         0         0         0        0
     Units redeemed                                0           0         0          0         0         0         0        0
     Units transferred                             0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding           0           0         0          0         0         0         0        0
Beginning units                                    0           0         0          0         0         0         0        0
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                       0           0         0          0         0         0         0        0
                                             =======     =======    ======    =======   =======    ======    ======   ======
Contracts With Total Expenses of 1.97% (4):
     Units sold                               41,909       2,528        39      6,954    74,942     4,349     1,650      609
     Units redeemed                             (371)         (1)       (1)      (148)     (987)        0       (31)       0
     Units transferred                         8,221        (390)      610        578    20,252     1,052       204     (468)
                                             -------     -------    ------    -------   -------    ------    ------   ------
Increase (decrease) in units outstanding      49,759       2,137       648      7,384    94,207     5,401     1,823      141
Beginning units                                5,061       1,182       676         13     6,640       254       127      319
                                             -------     -------    ------    -------   -------    ------    ------   ------
Ending units                                  54,820       3,319     1,324      7,397   100,847     5,655     1,950      460
                                             =======     =======    ======    =======   =======    ======    ======   ======

                                                                                                                           MFS
                                                                               International International            Massachusetts
                                             Growth-     Growth     High-Yield Diversified      Growth       Marsico    Investors
                                             Income   Opportunities    Bond      Equities      & Income      Growth       Trust
                                            Portfolio   Portfolio   Portfolio    Portfolio     Portfolio   Portfolio    Portfolio
                                            (Class 3)   (Class 3)   (Class 3)    (Class 3)     (Class 3)    (Class 3)   (Class 3)
                                            --------- ------------- ---------- ------------- ------------- ---------- -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    0          0            0            0              0           0          0
     Units redeemed                                0          0            0            0              0           0          0
     Units transferred                             0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding           0          0            0            0              0           0          0
Beginning units                                    0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                       0          0            0            0              0           0          0
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.72% (4):
     Units sold                               52,101     39,841      355,683      391,421        216,719      54,635     93,274
     Units redeemed                           (4,236)       (22)     (51,001)     (16,154)      (107,481)     (1,116)    (3,668)
     Units transferred                        11,358     11,656      287,251      465,179        172,351       9,472     42,486
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding      59,223     51,475      591,933      840,446        281,589      62,991    132,092
Beginning units                                3,635      1,638       84,280       68,413          2,884          13     15,843
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                  62,858     53,113      676,213      908,859        284,473      63,004    147,935
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.77% (7):
     Units sold                               26,222     24,755      109,022      177,933         79,897     169,601     65,179
     Units redeemed                             (157)      (240)     (10,546)      (4,638)        (4,634)     (9,548)      (794)
     Units transferred                        13,149     30,407       43,778       84,262         35,465     108,079     14,777
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding      39,214     54,922      142,254      257,557        110,728     268,132     79,162
Beginning units                                  877     16,803        5,755       13,612          1,722      22,137      2,373
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                  40,091     71,725      148,009      271,169        112,450     290,269     81,535
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.77% (2):
     Units sold                                    0          0            0            0              0           0          0
     Units redeemed                                0          0            0            0              0           0          0
     Units transferred                             0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding           0          0            0            0              0           0          0
Beginning units                                    0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                       0          0            0            0              0           0          0
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.77% (3):
     Units sold                                    0          0            0            0              0           0          0
     Units redeemed                                0          0            0            0              0           0          0
     Units transferred                             0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding           0          0            0            0              0           0          0
Beginning units                                    0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                       0          0            0            0              0           0          0
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.80%:
     Units sold                                    0          0            0            0              0           0          0
     Units redeemed                                0          0            0            0              0           0          0
     Units transferred                             0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding           0          0            0            0              0           0          0
Beginning units                                    0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                       0          0            0            0              0           0          0
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.95%:
     Units sold                                    0          0            0            0              0           0          0
     Units redeemed                                0          0            0            0              0           0          0
     Units transferred                             0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding           0          0            0            0              0           0          0
Beginning units                                    0          0            0            0              0           0          0
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                       0          0            0            0              0           0          0
                                              ======     ======      =======      =======       ========     =======    =======
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  968          0       27,047       70,422         24,065       3,863     10,202
     Units redeemed                              (17)         0         (107)      (1,041)           (69)          0       (175)
     Units transferred                         1,335      1,282       19,439       22,287           (405)      2,456      2,822
                                              ------     ------      -------      -------       --------     -------    -------
Increase (decrease) in units outstanding       2,286      1,282       46,379       91,668         23,591       6,319     12,849
Beginning units                                5,060         46        1,431       10,117          3,716       3,197      1,058
                                              ------     ------      -------      -------       --------     -------    -------
Ending units                                   7,346      1,328       47,810      101,785         27,307       9,516     13,907
                                              ======     ======      =======      =======       ========     =======    =======

                                               MFS               Putnam
                                             Mid-Cap  MFS Total  Growth:    Real
                                             Growth    Return    Voyager   Estate
                                            Portfolio Portfolio Portfolio Portfolio
                                            (Class 3) (Class 3) (Class 3) (Class 3)
                                            --------- --------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    0         0        0          0
     Units redeemed                                0         0        0          0
     Units transferred                             0         0        0          0
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding           0         0        0          0
Beginning units                                    0         0        0          0
                                             -------   -------   ------    -------
Ending units                                       0         0        0          0
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.72% (4):
     Units sold                              409,003   214,695   18,527     67,349
     Units redeemed                           (4,079)  (13,259)     (50)    (1,197)
     Units transferred                        78,477   154,497    1,586     45,969
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding     483,401   355,933   20,063    112,121
Beginning units                               55,892    36,356      446      5,030
                                             -------   -------   ------    -------
Ending units                                 539,293   392,289   20,509    117,151
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.77% (7):
     Units sold                              225,687   131,763    9,435     64,822
     Units redeemed                           (8,266)  (18,745)  (2,554)      (672)
     Units transferred                        97,220    68,182    4,284     16,770
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding     314,641   181,200   11,165     80,920
Beginning units                               14,748    17,494    3,638      5,369
                                             -------   -------   ------    -------
Ending units                                 329,389   198,694   14,803     86,289
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.77% (2):
     Units sold                                    0         0        0          0
     Units redeemed                                0         0        0          0
     Units transferred                             0         0        0          0
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding           0         0        0          0
Beginning units                                    0         0        0          0
                                             -------   -------   ------    -------
Ending units                                       0         0        0          0
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.77% (3):
     Units sold                                    0         0        0          0
     Units redeemed                                0         0        0          0
     Units transferred                             0         0        0          0
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding           0         0        0          0
Beginning units                                    0         0        0          0
                                             -------   -------   ------    -------
Ending units                                       0         0        0          0
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.80%:
     Units sold                                    0         0        0          0
     Units redeemed                                0         0        0          0
     Units transferred                             0         0        0          0
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding           0         0        0          0
Beginning units                                    0         0        0          0
                                             -------   -------   ------    -------
Ending units                                       0         0        0          0
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.95%:
     Units sold                                    0         0        0          0
     Units redeemed                                0         0        0          0
     Units transferred                             0         0        0          0
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding           0         0        0          0
Beginning units                                    0         0        0          0
                                             -------   -------   ------    -------
Ending units                                       0         0        0          0
                                             =======   =======   ======    =======
Contracts With Total Expenses of 1.97% (4):
     Units sold                               40,690    34,629    2,553      4,837
     Units redeemed                             (420)     (111)       0         (1)
     Units transferred                        10,353     7,698     (149)       305
                                             -------   -------   ------    -------
Increase (decrease) in units outstanding      50,623    42,216    2,404      5,141
Beginning units                                3,867     3,411       11      2,360
                                             -------   -------   ------    -------
Ending units                                  54,490    45,627    2,415      7,501
                                             =======   =======   ======    =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING (continued)
        ----------------------------------------

For the year ended December 31, 2003.

                                             Small & Mid  SunAmerica               Telecom    Worldwide                Emerging
                                              Cap Value    Balanced   Technology   Utility   High Income   Comstock     Growth
                                              Portfolio    Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                                              (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class II)  (Class II)
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                  920,429      99,986     769,000          0            0   1,468,471     459,664
     Units redeemed                              (43,015)     (4,882)    (78,471)         0            0    (129,318)    (36,068)
     Units transferred                           449,898     129,947     698,356          0            0   1,157,147     288,067
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding       1,327,312     225,051   1,388,885          0            0   2,496,300     711,663
Beginning units                                  107,425       8,447      79,837          0            0   1,675,078     484,148
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                   1,434,737     233,498   1,468,722          0            0   4,171,378   1,195,811
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                    4,965           0           0          0            0     249,916      38,507
     Units redeemed                                 (344)          0           0          0            0    (382,852)    (64,006)
     Units transferred                           188,206           0           0          0            0   2,674,128     439,981
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         192,827           0           0          0            0   2,541,192     414,482
Beginning units                                        0           0           0          0            0   5,538,887     714,688
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                     192,827           0           0          0            0   8,080,079   1,129,170
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  150,483      20,434      39,378      2,758        2,662     169,970      27,593
     Units redeemed                               (3,692)       (860)     (9,324)      (907)     (28,687)    (14,578)     (5,876)
     Units transferred                            46,425       4,415      18,191         (1)      35,555     101,338      17,463
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         193,216      23,989      48,245      1,850        9,530     256,730      39,180
Beginning units                                   10,970       1,187      41,215         13            8     193,438      60,272
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                     204,186      25,176      89,460      1,863        9,538     450,168      99,452
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0           0           0          0            0       1,315           0
     Units redeemed                                    0           0           0          0            0        (770)          0
     Units transferred                                 0           0           0          0            0      41,786           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0      42,331           0
Beginning units                                        0           0           0          0            0      46,801           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0      89,132           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========

                                             Growth and             Conservative  Conservative
                                               Income    Balanced     Balanced       Growth     Equity Income  Flexible Income
                                              Portfolio  Portfolio    Portfolio    Portfolio         Fund         Portfolio
                                             (Class II)  (Class 1)    (Class 1)    (Class 1)      (Class 1)        (Class 1)
                                             ----------  ---------  ------------  ------------  -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0          0             0             0              0                0
     Units redeemed                                   0          0             0             0              0                0
     Units transferred                                0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0          0             0             0              0                0
Beginning units                                       0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.40%:
     Units sold                                       0    913,180       112,767       488,117         62,323          222,441
     Units redeemed                                   0   (403,391)      (36,391)     (199,076)       (70,435)        (181,033)
     Units transferred                                0  2,829,679       454,704     1,238,307        551,952        1,078,138
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0  3,339,468       531,080     1,527,348        543,840        1,119,546
Beginning units                                       0  3,452,275       578,767     1,574,812      1,067,980        1,143,068
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0  6,791,743     1,109,847     3,102,160      1,611,820        2,262,614
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (1):
     Units sold                               2,692,870     59,051             0        16,755              0                0
     Units redeemed                            (159,983)   (72,351)            0      (100,912)             0                0
     Units transferred                        1,609,385    201,131             0       238,261              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding      4,142,272    187,831             0       154,104              0                0
Beginning units                                 995,982  1,157,930             0       880,230              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                  5,138,254  1,345,761             0     1,034,334              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                 238,821          0             0             0              0                0
     Units redeemed                            (340,461)         0             0             0              0                0
     Units transferred                        1,153,165          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding      1,051,525          0             0             0              0                0
Beginning units                               4,541,821          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                  5,593,346          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0          0             0             0              0                0
     Units redeemed                                   0          0             0             0              0                0
     Units transferred                                0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0          0             0             0              0                0
Beginning units                                       0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                 204,486          0             0             0              0                0
     Units redeemed                             (11,199)         0             0             0              0                0
     Units transferred                           76,619          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding        269,906          0             0             0              0                0
Beginning units                                  81,395          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                    351,301          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0    279,996         7,330       138,263         22,411           61,525
     Units redeemed                                   0   (126,435)      (11,525)      (80,776)       (20,955)         (29,584)
     Units transferred                                0    928,083       160,723       779,500         93,816          250,415
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0  1,081,644       156,528       836,987         95,272          282,356
Beginning units                                       0  1,512,872       200,637       979,966        217,921          446,120
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0  2,594,516       357,165     1,816,953        313,193          728,476
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0          0             0             0              0                0
     Units redeemed                                   0          0             0             0              0                0
     Units transferred                                0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0          0             0             0              0                0
Beginning units                                       0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============

                                                                                    International     Mid Cap      Money
                                              Growth    Growth & Income   Income        Growth         Stock      Market
                                                Fund          Fund         Fund          Fund           Fund       Fund
                                             (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)   (Class 1)
                                             ---------  ---------------  ---------  -------------    ---------   ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0                0          0              0            0           0
     Units redeemed                                  0                0          0              0            0           0
     Units transferred                               0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding             0                0          0              0            0           0
Beginning units                                      0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                         0                0          0              0            0           0
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.40%:
     Units sold                                  4,377           63,605     92,925          2,927        3,062      21,173
     Units redeemed                             (3,643)         (21,731)  (110,779)          (767)     (13,218)    (81,987)
     Units transferred                          30,406          174,977    573,274          6,721      151,033      50,892
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding        31,140          216,851    555,420          8,881      140,877      (9,922)
Beginning units                                119,082          357,413    508,450         10,524      142,437     569,371
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                   150,222          574,264  1,063,870         19,405      283,314     559,449
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0                0          0              0            0           0
     Units redeemed                                  0                0          0              0            0           0
     Units transferred                               0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding             0                0          0              0            0           0
Beginning units                                      0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                         0                0          0              0            0           0
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0                0          0              0            0           0
     Units redeemed                                  0                0          0              0            0           0
     Units transferred                               0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding             0                0          0              0            0           0
Beginning units                                      0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                         0                0          0              0            0           0
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0                0          0              0            0           0
     Units redeemed                                  0                0          0              0            0           0
     Units transferred                               0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding             0                0          0              0            0           0
Beginning units                                      0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                         0                0          0              0            0           0
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0                0          0              0            0           0
     Units redeemed                                  0                0          0              0            0           0
     Units transferred                               0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding             0                0          0              0            0           0
Beginning units                                      0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                         0                0          0              0            0           0
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                  1,380           28,187     52,684            271        4,429       7,583
     Units redeemed                             (1,228)         (12,211)   (10,380)           (50)      (3,236)     (9,830)
     Units transferred                          25,434          238,513     44,296          1,978       15,138       8,767
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding        25,586          254,489     86,600          2,199       16,331       6,520
Beginning units                                 40,415          178,110    124,632          5,880       40,760     105,085
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                    66,001          432,599    211,232          8,079       57,091     111,605
                                             =========  ===============  =========  =============    =========   =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0                0          0              0            0           0
     Units redeemed                                  0                0          0              0            0           0
     Units transferred                               0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Increase (decrease) in units outstanding             0                0          0              0            0           0
Beginning units                                      0                0          0              0            0           0
                                             ---------  ---------------  ---------  -------------    ---------   ---------
Ending units                                         0                0          0              0            0           0
                                             =========  ===============  =========  =============    =========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

   For the year ended December 31, 2003.

                                             Small & Mid   SunAmerica                 Telecom     Worldwide                Emerging
                                              Cap Value     Balanced    Technology    Utility    High Income   Comstock     Growth
                                              Portfolio     Portfolio   Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                              (Class 3)     (Class 3)   (Class 3)    (Class 3)    (Class 3)   (Class II)  (Class II)
                                             ------------  -----------  ----------   ----------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                         0            0           0            0            0       2,046           0
    Units redeemed                                     0            0           0            0            0        (465)          0
    Units transferred                                  0            0           0            0            0      11,326           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0      12,907           0
Beginning units                                        0            0           0            0            0      22,936           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0      35,843           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.72% (4):
    Units sold                                   271,476       53,496     185,860        3,000       13,603     222,789      41,740
    Units redeemed                                (9,039)      (4,501)     (5,067)      (1,020)         (29)    (10,412)     (4,937)
    Units transferred                             70,553       39,052      33,444           (1)       2,685     151,180      21,649
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding         332,990       88,047     214,237        1,979       16,259     363,557      58,452
Beginning units                                   35,379        2,147       1,355           12            7     250,854     101,213
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                     368,369       90,194     215,592        1,991       16,266     614,411     159,665
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.77% (7):
    Units sold                                   191,657       23,386     129,126            0            0     166,355      73,590
    Units redeemed                                (5,022)      (1,007)    (11,756)           0            0     (27,399)     (5,859)
    Units transferred                             85,431       11,854      85,731            0            0     193,964      49,697
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding         272,066       34,233     203,101            0            0     332,920     117,428
Beginning units                                   10,354       12,402      20,700            0            0     443,518     120,845
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                     282,420       46,635     223,801            0            0     776,438     238,273
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                         0            0           0            0            0      29,599      11,764
    Units redeemed                                     0            0           0            0            0     (15,622)     (7,231)
    Units transferred                              2,048            0           0            0            0     306,465      27,857
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding           2,048            0           0            0            0     320,442      32,390
Beginning units                                        0            0           0            0            0     162,364      43,328
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                       2,048            0           0            0            0     482,806      75,718
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                         0            0           0            0            0           0           0
    Units redeemed                                     0            0           0            0            0           0           0
    Units transferred                                  0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0           0
Beginning units                                        0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.80%:
    Units sold                                         0            0           0            0            0           0           0
    Units redeemed                                     0            0           0            0            0           0           0
    Units transferred                                  0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0           0
Beginning units                                        0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.95%:
    Units sold                                         0            0           0            0            0       6,411           0
    Units redeemed                                     0            0           0            0            0        (373)          0
    Units transferred                                  0            0           0            0            0       6,288           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0      12,326           0
Beginning units                                        0            0           0            0            0      88,739           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0     101,065           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.97% (4):
    Units sold                                    39,839        7,980       6,510          598           97      39,218       1,698
    Units redeemed                                  (368)          (3)         (3)           0            0      (1,762)       (201)
    Units transferred                             15,018       (7,035)     10,290            0          289       8,219       2,933
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding          54,489          942      16,797          598          386      45,675       4,430
Beginning units                                   11,296          904       4,246           12            7     103,273      21,021
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                      65,785        1,846      21,043          610          393     148,948      25,451
                                             ===========   ==========   =========    =========   ==========   =========   =========

                                             Growth and               Conservative  Conservative   Equity      Flexible
                                               Income      Balanced     Balanced      Growth       Income       Income     Growth
                                              Portfolio    Portfolio    Portfolio     Portfolio     Fund       Portfolio    Fund
                                             (Class II)    (Class 1)    (Class 1)     (Class 1)   (Class 1)    (Class 1)  (Class 1)
                                             ----------   ----------  ------------  ------------  ---------   ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0           0            0             0            0            0          0
    Units redeemed                                    0           0            0             0            0            0          0
    Units transferred                                 0           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding              0           0            0             0            0            0          0
Beginning units                                       0           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                          0           0            0             0            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.72% (4):
    Units sold                                  411,890           0            0             0            0            0          0
    Units redeemed                              (12,961)          0            0             0            0            0          0
    Units transferred                           186,353           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding        585,282           0            0             0            0            0          0
Beginning units                                 188,600           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                    773,882           0            0             0            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.77% (7):
    Units sold                                  312,777       2,955            0         1,300            0            0          0
    Units redeemed                              (22,756)    (20,877)           0        (9,979)           0            0          0
    Units transferred                           239,493      74,357            0        12,834            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding        529,514      56,435            0         4,155            0            0          0
Beginning units                                 217,837     217,417            0       152,520            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                    747,351     273,852            0       156,675            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                   29,110           0            0             0            0            0          0
    Units redeemed                               (6,913)          0            0             0            0            0          0
    Units transferred                            79,615           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding        101,812           0            0             0            0            0          0
Beginning units                                 107,418           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                    209,230           0            0             0            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                        0           0            0             0            0            0          0
    Units redeemed                                    0           0            0             0            0            0          0
    Units transferred                                 0           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding              0           0            0             0            0            0          0
Beginning units                                       0           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                          0           0            0             0            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.80%:
    Units sold                                        0     218,223       47,010        37,931       26,000       22,585          0
    Units redeemed                                    0    (325,953)     (17,256)      (61,991)     (48,468)     (95,621)      (995)
    Units transferred                                 0     977,152       87,640       163,762       76,393      386,472      2,286
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding              0     869,422      117,394       139,702       53,925      313,436      1,291
Beginning units                                       0   1,966,924      212,458     1,071,253      380,505      494,722     38,297
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                          0   2,836,346      329,852     1,210,955      434,430      808,158     39,588
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.95%:
    Units sold                                        0           0            0             0            0            0          0
    Units redeemed                                    0           0            0             0            0            0          0
    Units transferred                                 0           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding              0           0            0             0            0            0          0
Beginning units                                       0           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                          0           0            0             0            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========
Contracts With Total Expenses of 1.97% (4):
    Units sold                                   69,236           0            0             0            0            0          0
    Units redeemed                               (1,935)          0            0             0            0            0          0
    Units transferred                            24,979           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Increase (decrease) in units outstanding         92,280           0            0             0            0            0          0
Beginning units                                  46,350           0            0             0            0            0          0
                                             ----------   ---------   ----------    ----------    ---------   ----------  ---------
Ending units                                    138,630           0            0             0            0            0          0
                                             ==========   =========   ==========    ==========    =========   ==========  =========

                                              Growth &                International   Mid Cap     Money
                                               Income       Income        Growth       Stock      Market
                                                Fund         Fund          Fund        Fund        Fund
                                             (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                             ---------    ---------   -------------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.72% (4):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.77% (7):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.77% (2):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.77% (3):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ----------  ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.80%:
    Units sold                                   9,658        2,440          162            0           0
    Units redeemed                             (28,220)     (28,995)         (52)     (10,983)    (27,766)
    Units transferred                           52,196       21,765         (132)      17,875      80,245
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding        33,634       (4,790)         (22)       6,892      52,479
Beginning units                                188,611      224,362        9,073       79,108      49,257
                                             ---------    ---------   ----------     --------   ---------
Ending units                                   222,245      219,572        9,051       86,000     101,736
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.95%:
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========
Contracts With Total Expenses of 1.97% (4):
    Units sold                                       0            0            0            0           0
    Units redeemed                                   0            0            0            0           0
    Units transferred                                0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------   ----------     --------   ---------
Ending units                                         0            0            0            0           0
                                             =========    =========   ==========     ========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.

                                                           Short Term     Small      Strategic      U.S.      West Coast
                                                REIT         Income     Cap Stock     Growth     Government     Equity     Balanced
                                                Fund          Fund        Fund       Portfolio   Securities      Fund     Portfolio
                                             (Class 1) **   (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 1)  (Class 2)
                                             ------------  -----------  ----------   ----------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                         0            0           0            0            0           0           0
    Units redeemed                                     0            0           0            0            0           0           0
    Units transferred                                  0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0           0
Beginning units                                        0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.40%:
    Units sold                                         0       72,912       3,466      178,671      203,574      37,219           0
    Units redeemed                                     0     (140,435)     (8,400)     (29,071)    (285,030)    (57,159)          0
    Units transferred                                 13      387,717      74,745      206,764    1,014,661     303,642           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding              13      320,194      69,811      356,364      933,205     283,702           0
Beginning units                                        0      170,505      85,682      294,264    1,428,375     465,406           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                          13      490,699     155,493      650,628    2,361,580     749,108           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                         0            0           0        5,675            0           0     422,080
    Units redeemed                                     0            0           0      (13,118)           0           0     (23,748)
    Units transferred                                  0            0           0       28,628            0           0     386,964
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0       21,185            0           0     785,296
Beginning units                                        0            0           0      219,273            0           0      96,311
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0      240,458            0           0     881,607
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                         0            0           0            0            0           0           0
    Units redeemed                                     0            0           0            0            0           0           0
    Units transferred                                  0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0           0
Beginning units                                        0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                         0            0           0            0            0           0           0
    Units redeemed                                     0            0           0            0            0           0           0
    Units transferred                                  0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0           0
Beginning units                                        0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                         0            0           0            0            0           0           0
    Units redeemed                                     0            0           0            0            0           0           0
    Units transferred                                  0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0           0
Beginning units                                        0            0           0            0            0           0           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                         0        9,132       3,715       40,734       13,565      22,862           0
    Units redeemed                                     0       (2,695)         (7)      (4,313)     (21,166)     (9,286)          0
    Units transferred                                 13       40,070       9,895      140,517       55,655      46,967           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding              13       46,507      13,603      176,938       48,054      60,543           0
Beginning units                                        0       33,749       6,242      156,413      343,958     110,242           0
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                          13       80,256      19,845      333,351      392,012     170,785           0
                                             ===========   ==========   =========    =========   ==========   =========   =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                         0            0           0            0            0           0     975,506
    Units redeemed                                     0            0           0            0            0           0    (242,030)
    Units transferred                                  0            0           0            0            0           0   2,341,998
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Increase (decrease) in units outstanding               0            0           0            0            0           0   3,075,474
Beginning units                                        0            0           0            0            0           0   2,232,623
                                             -----------   ----------   ---------    ---------   ----------   ---------   ---------
Ending units                                           0            0           0            0            0           0   5,308,097
                                             ===========   ==========   =========    =========   ==========   =========   =========

                                             Conservative  Conservative     Equity       Flexible                 Growth &
                                                Balanced       Growth       Income       Income       Growth       Income
                                               Portfolio     Portfolio       Fund       Portfolio      Fund          Fund
                                               (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                             ------------  -----------   ------------  ------------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                         0            0              0             0           0            0
    Units redeemed                                     0            0              0             0           0            0
    Units transferred                                  0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0            0              0             0           0            0
Beginning units                                        0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0            0              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                         0            0              0             0           0            0
    Units redeemed                                     0            0              0             0           0            0
    Units transferred                                  0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0            0              0             0           0            0
Beginning units                                        0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0            0              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                         0      358,091              0             0           0            0
    Units redeemed                                     0      (43,897)             0             0           0            0
    Units transferred                                  0      125,689              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0      439,883              0             0           0            0
Beginning units                                        0       26,095              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0      465,978              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                         0            0              0             0           0            0
    Units redeemed                                     0            0              0             0           0            0
    Units transferred                                  0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0            0              0             0           0            0
Beginning units                                        0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0            0              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                         0            0              0             0           0            0
    Units redeemed                                     0            0              0             0           0            0
    Units transferred                                  0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0            0              0             0           0            0
Beginning units                                        0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0            0              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                         0            0              0             0           0            0
    Units redeemed                                     0            0              0             0           0            0
    Units transferred                                  0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0            0              0             0           0            0
Beginning units                                        0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0            0              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                         0            0              0             0           0            0
    Units redeemed                                     0            0              0             0           0            0
    Units transferred                                  0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding               0            0              0             0           0            0
Beginning units                                        0            0              0             0           0            0
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                           0            0              0             0           0            0
                                              ==========    =========    ===========   ===========   =========   ==========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                   148,225      346,718         89,581       280,791       9,202       20,503
    Units redeemed                               (12,624)     (49,019)       (36,322)     (100,318)     (5,248)     (14,874)
    Units transferred                            374,033      383,365        352,661     2,447,625      35,074      128,631
                                              ----------    ---------    -----------   -----------   ---------   ----------
Increase (decrease) in units outstanding         509,634      681,064        405,920     2,628,098      39,028      134,260
Beginning units                                  219,214      958,772        652,304     1,115,544      64,109      150,973
                                              ----------    ---------    -----------   -----------   ---------   ----------
Ending units                                     728,848    1,639,836      1,058,224     3,743,642     103,137      285,233
                                              ==========    =========    ===========   ===========   =========   ==========

                                                          International   Mid Cap        Money                 Short Term
                                                Income       Growth        Stock         Market       REIT       Income
                                                 Fund         Fund          Fund          Fund        Fund        Fund
                                              (Class 2)     (Class 2)    (Class 2)     (Class 2)   (Class 2)**  (Class 2)
                                             -----------   ----------    ----------  -------------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.40%:
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                        0            0             0              0          0           0
    Units redeemed                                    0            0             0              0          0           0
    Units transferred                                 0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding              0            0             0              0          0           0
Beginning units                                       0            0             0              0          0           0
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                          0            0             0              0          0           0
                                             ==========    =========     =========   ============   ========   =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                  449,090        2,282         8,289          6,305          0     119,783
    Units redeemed                             (110,997)         (49)       (3,339)       (77,130)        (2)    (11,852)
    Units transferred                         1,373,747        3,654        60,542       (194,182)        10     541,539
                                             ----------    ---------     ---------   ------------   --------   ---------
Increase (decrease) in units outstanding      1,711,840        5,887        65,492       (265,007)         8     649,470
Beginning units                                 877,757       15,526        64,864        611,656          0     163,898
                                             ----------    ---------     ---------   ------------   --------   ---------
Ending units                                  2,589,597       21,413       130,356        346,649          8     813,368
                                             ==========    =========     =========   ============   ========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

** For the period from October 1, 2003 (inception) to December 31, 2003.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING (continued)
        ----------------------------------------

For the year ended December 31, 2003.

                                                           Short Term    Small    Strategic        U.S.      West Coast
                                                   REIT     Income     Cap Stock   Growth       Government     Equity
                                                  Fund       Fund         Fund    Portfolio  Securities Fund    Fund
                                              (Class 1) **  (Class 1)  (Class 1)  (Class 1)     (Class 1)     (Class 1)
                                              ------------ ----------  ---------  ---------  ---------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0          0          0          0                0           0
     Units redeemed                                      0          0          0          0                0           0
     Units transferred                                   0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0          0                0           0
Beginning units                                          0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0          0                0           0
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                          0          0          0          0                0           0
     Units redeemed                                      0          0          0          0                0           0
     Units transferred                                   0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0          0                0           0
Beginning units                                          0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0          0                0           0
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                          0          0          0         13                0           0
     Units redeemed                                      0          0          0     (6,443)               0           0
     Units transferred                                   0          0          0      2,260                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0     (4,170)               0           0
Beginning units                                          0          0          0    118,833                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0    114,663                0           0
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                          0          0          0          0                0           0
     Units redeemed                                      0          0          0          0                0           0
     Units transferred                                   0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0          0                0           0
Beginning units                                          0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0          0                0           0
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                          0          0          0          0                0           0
     Units redeemed                                      0          0          0          0                0           0
     Units transferred                                   0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0          0                0           0
Beginning units                                          0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0          0                0           0
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                          0          0        104     20,391            5,100       1,819
     Units redeemed                                      0    (24,720)    (6,049)    (7,647)         (31,866)    (19,701)
     Units transferred                                  13     21,259     42,559     39,452           (5,007)     40,091
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                13     (3,461)    36,614     52,196          (31,773)     22,209
Beginning units                                          0    125,668     32,891    129,262          446,911     177,710
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                            13    122,207     69,505    181,458          415,138     199,919
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                          0          0          0          0                0           0
     Units redeemed                                      0          0          0          0                0           0
     Units transferred                                   0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0          0                0           0
Beginning units                                          0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0          0                0           0
                                              ============ ==========  =========  =========  ===============  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                          0          0          0          0                0           0
     Units redeemed                                      0          0          0          0                0           0
     Units transferred                                   0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Increase (decrease) in units outstanding                 0          0          0          0                0           0
Beginning units                                          0          0          0          0                0           0
                                              ------------ ----------  ---------  ---------  ---------------  ----------
Ending units                                             0          0          0          0                0           0
                                              ============ ==========  =========  =========  ===============  ==========

                                                          Conservative  Conservative
                                                Balanced   Balanced       Growth      Equity Income  Flexible Income   Growth
                                               Portfolio   Portfolio     Portfolio        Fund         Portfolio        Fund
                                               (Class 2)   (Class 2)     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                              ----------  ------------  ------------  -------------  ---------------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                  494,282        37,672       162,832         15,789           84,463      7,313
     Units redeemed                             (172,079)       (6,121)      (55,904)          (751)          (5,395)    (1,951)
     Units transferred                           503,877       145,893       157,304         32,945          271,932     23,257
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding         826,080       177,444       264,232         47,983          351,000     28,619
Beginning units                                1,570,518       123,663       612,299         74,386          112,113     43,432
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                   2,396,598       301,107       876,531        122,369          463,113     72,051
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                        0             0             0              0                0          0
     Units redeemed                                    0             0             0              0                0          0
     Units transferred                                 0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding               0             0             0              0                0          0
Beginning units                                        0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                           0             0             0              0                0          0
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                   49,293             0        20,370              0                0          0
     Units redeemed                               (3,206)            0          (868)             0                0          0
     Units transferred                            40,119             0        37,326              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding          86,206             0        56,828              0                0          0
Beginning units                                   13,638             0         4,569              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                      99,844             0        61,397              0                0          0
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                        0             0             0              0                0          0
     Units redeemed                                    0             0             0              0                0          0
     Units transferred                                 0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding               0             0             0              0                0          0
Beginning units                                        0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                           0             0             0              0                0          0
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0             0             0              0                0          0
     Units redeemed                                    0             0             0              0                0          0
     Units transferred                                 0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding               0             0             0              0                0          0
Beginning units                                        0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                           0             0             0              0                0          0
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                        0             0             0              0                0          0
     Units redeemed                                    0             0             0              0                0          0
     Units transferred                                 0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding               0             0             0              0                0          0
Beginning units                                        0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                           0             0             0              0                0          0
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                   58,571             0        45,025          7,245           22,964          0
     Units redeemed                              (75,430)         (143)      (54,084)        (4,889)          (7,567)      (275)
     Units transferred                           276,493        28,765        28,146         15,989           89,883      1,484
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding         259,634        28,622        19,087         18,345          105,280      1,209
Beginning units                                  531,637        50,067       510,781        264,269          168,170     20,860
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                     791,271        78,689       529,868        282,614          273,450     22,069
                                              ==========  ============  ============  =============  ===============  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                        0             0             0              0                0          0
     Units redeemed                                    0             0             0              0                0          0
     Units transferred                                 0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Increase (decrease) in units outstanding               0             0             0              0                0          0
Beginning units                                        0             0             0              0                0          0
                                              ----------  ------------  ------------  -------------  ---------------  ---------
Ending units                                           0             0             0              0                0          0
                                              ==========  ============  ============  =============  ===============  =========

                                                                                International   Mid Cap
                                                Growth & Income     Income        Growth         Stock
                                                      Fund           Fund          Fund          Fund
                                                   (Class 2)       (Class 2)     (Class 2)     (Class 2)
                                                ---------------  -------------  -------------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                           1,612          3,187              0     11,456
     Units redeemed                                      (1,945)       (29,946)             0       (111)
     Units transferred                                   43,931        160,084          4,367     13,109
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                 43,598        133,325          4,367     24,454
Beginning units                                          41,147        172,092          1,011      8,491
                                                ---------------  -------------  -------------  ---------
Ending units                                             84,745        305,417          5,378     32,945
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                               0              0              0          0
     Units redeemed                                           0              0              0          0
     Units transferred                                        0              0              0          0
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                      0              0              0          0
Beginning units                                               0              0              0          0
                                                ---------------  -------------  -------------  ---------
Ending units                                                  0              0              0          0
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                               0              0              0          0
     Units redeemed                                           0              0              0          0
     Units transferred                                        0              0              0          0
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                      0              0              0          0
Beginning units                                               0              0              0          0
                                                ---------------  -------------  -------------  ---------
Ending units                                                  0              0              0          0
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                               0              0              0          0
     Units redeemed                                           0              0              0          0
     Units transferred                                        0              0              0          0
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                      0              0              0          0
Beginning units                                               0              0              0          0
                                                ---------------  -------------  -------------  ---------
Ending units                                                  0              0              0          0
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                               0              0              0          0
     Units redeemed                                           0              0              0          0
     Units transferred                                        0              0              0          0
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                      0              0              0          0
Beginning units                                               0              0              0          0
                                                ---------------  -------------  -------------  ---------
Ending units                                                  0              0              0          0
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                               0              0              0          0
     Units redeemed                                           0              0              0          0
     Units transferred                                        0              0              0          0
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                      0              0              0          0
Beginning units                                               0              0              0          0
                                                ---------------  -------------  -------------  ---------
Ending units                                                  0              0              0          0
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                             446         12,924            281          0
     Units redeemed                                      (1,146)       (13,784)          (106)    (2,104)
     Units transferred                                    6,871        (13,946)        (2,958)     2,781
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                  6,171        (14,806)        (2,783)       677
Beginning units                                          87,324        274,470          8,188     42,438
                                                ---------------  -------------  -------------  ---------
Ending units                                             93,495        259,664          5,405     43,115
                                                ===============  =============  =============  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                               0              0              0          0
     Units redeemed                                           0              0              0          0
     Units transferred                                        0              0              0          0
                                                ---------------  -------------  -------------  ---------
Increase (decrease) in units outstanding                      0              0              0          0
Beginning units                                               0              0              0          0
                                                ---------------  -------------  -------------  ---------
Ending units                                                  0              0              0          0
                                                ===============  =============  =============  =========

                                                  Money                 Short Term
                                                 Market       REIT        Income
                                                  Fund        Fund         Fund
                                               (Class 2)  (Class 2) **   (Class 2)
                                               ---------  ------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0             0       1,520
     Units redeemed                               (3,030)           (1)       (320)
     Units transferred                           (10,586)           10      83,030
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding         (13,616)            9      84,230
Beginning units                                  173,621             0       4,162
                                               ---------  ------------  ----------
Ending units                                     160,005             9      88,392
                                               =========  ============  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                        0             0           0
     Units redeemed                                    0             0           0
     Units transferred                                 0             0           0
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                               ---------  ------------  ----------
Ending units                                           0             0           0
                                               =========  ============  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                        0             0           0
     Units redeemed                                    0             0           0
     Units transferred                                 0             0           0
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                               ---------  ------------  ----------
Ending units                                           0             0           0
                                               =========  ============  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                        0             0           0
     Units redeemed                                    0             0           0
     Units transferred                                 0             0           0
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                               ---------  ------------  ----------
Ending units                                           0             0           0
                                               =========  ============  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0             0           0
     Units redeemed                                    0             0           0
     Units transferred                                 0             0           0
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                               ---------  ------------  ----------
Ending units                                           0             0           0
                                               =========  ============  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                        0             0           0
     Units redeemed                                    0             0           0
     Units transferred                                 0             0           0
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                               ---------  ------------  ----------
Ending units                                           0             0           0
                                               =========  ============  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                        0             0      76,730
     Units redeemed                                 (498)           (2)     (9,327)
     Units transferred                             6,590            11     (33,939)
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding           6,092             9      33,464
Beginning units                                   26,588             0      24,307
                                               ---------  ------------  ----------
Ending units                                      32,680             9      57,771
                                               =========  ============  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                        0             0           0
     Units redeemed                                    0             0           0
     Units transferred                                 0             0           0
                                               ---------  ------------  ----------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                               ---------  ------------  ----------
Ending units                                           0             0           0
                                               =========  ============  ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

** For the period from October 1, 2003 (inception) to December 31, 2003.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

     5. CHANGES IN UNITS OUTSTANDING (continued)
        ----------------------------------------

For the year ended December 31, 2003.


                                                                                                Nations     Nations     Nations
                                               Small    Strategic        U.S.      West Coast    Asset      Capital    High Yield
                                             Cap Stock   Growth       Government     Equity    Allocation    Growth       Bond
                                               Fund     Portfolio  Securities Fund    Fund     Portfolio   Portfolio    Portfolio
                                             (Class 2)  (Class 2)     (Class 2)     (Class 2)  (Class B)   (Class B)    (Class B)
                                             ---------  ---------  --------------- ----------  ----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0          0              0            0           0           0           0
     Units redeemed                                  0          0              0            0           0           0           0
     Units transferred                               0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0          0              0            0           0           0           0
Beginning units                                      0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0          0              0            0           0           0           0
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                      0          0              0            0           0           0           0
     Units redeemed                                  0          0              0            0           0           0           0
     Units transferred                               0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0          0              0            0           0           0           0
Beginning units                                      0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0          0              0            0           0           0           0
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0    107,429              0            0      38,363      45,593      69,296
     Units redeemed                                  0     (3,965)             0            0        (215)       (149)     (3,881)
     Units transferred                               0     58,872              0            0      11,934      22,733      88,655
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0    162,336              0            0      50,082      68,177     154,070
Beginning units                                      0     34,327              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0    196,663              0            0      50,082      68,177     154,070
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0          0              0            0           0           0           0
     Units redeemed                                  0          0              0            0           0           0           0
     Units transferred                               0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0          0              0            0           0           0           0
Beginning units                                      0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0          0              0            0           0           0           0
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0          0              0            0       9,609          55      13,920
     Units redeemed                                  0          0              0            0      (4,318)       (684)    (12,205)
     Units transferred                               0          0              0            0      38,462      (2,423)     81,066
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0          0              0            0      43,753      (3,052)     82,781
Beginning units                                      0          0              0            0      25,576      31,689     175,151
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0          0              0            0      69,329      28,637     257,932
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0          0              0            0           0           0     185,529
     Units redeemed                                  0          0              0            0           0           0     (10,301)
     Units transferred                               0          0              0            0           0           0      58,546
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0          0              0            0           0           0     233,774
Beginning units                                      0          0              0            0           0           0      60,626
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0          0              0            0           0           0     294,400
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0          0              0            0           0           0           0
     Units redeemed                                  0          0              0            0           0           0           0
     Units transferred                               0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding             0          0              0            0           0           0           0
Beginning units                                      0          0              0            0           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                         0          0              0            0           0           0           0
                                             =========  =========  =============   ==========  ==========  ==========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                  9,721    147,250        173,071       38,241           0           0           0
     Units redeemed                             (3,141)    (5,746)       (67,833)     (17,144)          0           0           0
     Units transferred                          65,682    138,927        457,790      146,351           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding        72,262    280,431        563,028      167,448           0           0           0
Beginning units                                 31,973    197,031      1,433,815      217,183           0           0           0
                                             ---------  ---------  -------------   ----------  ----------  ----------  ----------
Ending units                                   104,235    477,462      1,996,843      384,631           0           0           0
                                             =========  =========  =============   ==========  ==========  ==========  ==========

                                                            Nations                               Nations
                                              Nations       Marsico     Nations     Nations       Marsico        Nations
                                            International   Focused     Marsico     Marsico    International      MidCap
                                               Value        Equities    Growth    21st Century  Opportunities    Growth
                                             Portfolio     Portfolio   Portfolio   Portfolio      Portfolio     Portfolio
                                             (Class B)     (Class B)   (Class B)   (Class B)      (Class B)     (Class B)
                                            -----------   -----------  ---------  -----------   ------------    ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0             0          0            0              0            0
     Units redeemed                                   0             0          0            0              0            0
     Units transferred                                0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding              0             0          0            0              0            0
Beginning units                                       0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                          0             0          0            0              0            0
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0             0          0            0              0            0
     Units redeemed                                   0             0          0            0              0            0
     Units transferred                                0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding              0             0          0            0              0            0
Beginning units                                       0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                          0             0          0            0              0            0
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0       199,279     67,938        9,506         80,846       23,611
     Units redeemed                                   0       (12,368)      (933)        (144)        (1,055)      (1,070)
     Units transferred                                0       184,770     22,752        4,206         39,336       37,232
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding              0       371,681     89,757       13,568        119,127       59,773
Beginning units                                       0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                          0       371,681     89,757       13,568        119,127       59,773
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0             0          0            0              0            0
     Units redeemed                                   0             0          0            0              0            0
     Units transferred                                0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding              0             0          0            0              0            0
Beginning units                                       0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                          0             0          0            0              0            0
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0        14,785      4,760            0            605        5,739
     Units redeemed                              (9,205)      (24,838)   (13,558)      (2,000)        (1,880)      (7,747)
     Units transferred                          (10,384)      129,283     53,716       27,011         38,892       43,171
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding        (19,589)      119,230     44,918       25,011         37,617       41,163
Beginning units                                 223,364       315,502    162,808       27,450         14,942      108,625
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                    203,775       434,732    207,726       52,461         52,559      149,788
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0       218,427          0            0              0            0
     Units redeemed                              (8,215)      (11,784)         0            0              0            0
     Units transferred                            2,115       152,440          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding         (6,100)      359,083          0            0              0            0
Beginning units                                  87,704       208,088          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                     81,604       567,171          0            0              0            0
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0             0          0            0              0            0
     Units redeemed                                   0             0          0            0              0            0
     Units transferred                                0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding              0             0          0            0              0            0
Beginning units                                       0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                          0             0          0            0              0            0
                                            ===========  ============  =========  ===========   ============    =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0             0          0            0              0            0
     Units redeemed                                   0             0          0            0              0            0
     Units transferred                                0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Increase (decrease) in units outstanding              0             0          0            0              0            0
Beginning units                                       0             0          0            0              0            0
                                            -----------  ------------  ---------  -----------   ------------    ---------
Ending units                                          0             0          0            0              0            0
                                            ===========  ============  =========  ===========   ============    =========

                                               Nations
                                                Small      Nations       Asset       Cash                   Growth-
                                               Company      Value     Allocation  Management    Growth      Income
                                              Portfolio   Portfolio     Series      Series      Series      Series
                                              (Class B)   (Class B)    (Class A)  (Class A)   (Class A)    (Class A)
                                              ----------  ----------  ----------  ----------  ----------   --------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0           0      17,904      13,678      32,085      47,764
     Units redeemed                                    0           0    (348,376)   (817,608)   (480,736)   (722,456)
     Units transferred                                 0           0      62,741     (51,716)     (2,660)     16,931
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding               0           0    (267,731)   (855,646)   (451,311)   (657,761)
Beginning units                                        0           0   2,502,208   1,981,652   4,505,767   6,159,762
                                              ----------  ----------  ----------  ----------  ----------------------
Ending units                                           0           0   2,234,477   1,126,006   4,054,456   5,502,001
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0           0          38         273         512       1,308
     Units redeemed                                    0           0      (3,432)    (16,309)    (15,035)    (21,093)
     Units transferred                                 0           0       5,091       2,103       3,665        (165)
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding               0           0       1,697     (13,933)    (10,858)    (19,950)
Beginning units                                        0           0      81,262      23,102     163,552     219,849
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                           0           0      82,959       9,169     152,694     199,899
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                   34,776     101,792           0           0           0           0
     Units redeemed                               (1,612)     (1,778)          0           0           0           0
     Units transferred                            33,763      71,327           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding          66,927     171,341           0           0           0           0
Beginning units                                        0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                      66,927     171,341           0           0           0           0
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0           0           0           0           0           0
     Units redeemed                                    0           0           0           0           0           0
     Units transferred                                 0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding               0           0           0           0           0           0
Beginning units                                        0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                           0           0           0           0           0           0
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                   50,387       1,375           0           0           0           0
     Units redeemed                               (8,245)    (11,950)          0           0           0           0
     Units transferred                             2,382      41,862           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding          44,524      31,287           0           0           0           0
Beginning units                                  173,985     124,698           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                     218,509     155,985           0           0           0           0
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0           0           0           0           0           0
     Units redeemed                                    0           0           0           0           0           0
     Units transferred                                 0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding               0           0           0           0           0           0
Beginning units                                        0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                           0           0           0           0           0           0
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0           0           0           0           0           0
     Units redeemed                                    0           0           0           0           0           0
     Units transferred                                 0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding               0           0           0           0           0           0
Beginning units                                        0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                           0           0           0           0           0           0
                                              ==========  ==========  ==========  ==========  ==========   =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0           0           0           0           0           0
     Units redeemed                                    0           0           0           0           0           0
     Units transferred                                 0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Increase (decrease) in units outstanding               0           0           0           0           0           0
Beginning units                                        0           0           0           0           0           0
                                              ----------  ----------  ----------  ----------  ----------   ---------
Ending units                                           0           0           0           0           0           0
                                              ==========  ==========  ==========  ==========  ==========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.

                                                                                                              Nations
                                                 Small       Strategic          U.S.          West Coast        Asset
                                              Cap Stock        Growth        Government         Equity       Allocation
                                                 Fund        Portfolio     Securities Fund       Fund        Portfolio
                                               (Class 2)      (Class 2)       (Class 2)        (Class 2)      (Class B)
                                             ------------   ------------   ---------------   ------------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    10,820         32,002            65,784         15,494              0
     Units redeemed                                (3,560)          (143)          (31,544)        (7,089)             0
     Units transferred                              7,484          6,067           (19,062)        15,395              0
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding           14,744         37,926            15,178         23,800              0
Beginning units                                    21,196         78,819           438,059         47,060              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                       35,940        116,745           453,237         70,860              0
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                         0              0                 0              0              0
     Units redeemed                                     0              0                 0              0              0
     Units transferred                                  0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding                0              0                 0              0              0
Beginning units                                         0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                            0              0                 0              0              0
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                         0         22,533                 0              0              0
     Units redeemed                                     0            (87)                0              0              0
     Units transferred                                  0          3,709                 0              0             51
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding                0         26,155                 0              0             51
Beginning units                                         0             24                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                            0         26,179                 0              0             51
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0              0                 0              0              0
     Units redeemed                                     0              0                 0              0              0
     Units transferred                                  0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding                0              0                 0              0              0
Beginning units                                         0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                            0              0                 0              0              0
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0              0                 0              0              0
     Units redeemed                                     0              0                 0              0           (864)
     Units transferred                                  0              0                 0              0          1,503
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding                0              0                 0              0            639
Beginning units                                         0              0                 0              0         13,565
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                            0              0                 0              0         14,204
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.80%:
     Units sold                                         0              0                 0              0              0
     Units redeemed                                     0              0                 0              0              0
     Units transferred                                  0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding                0              0                 0              0              0
Beginning units                                         0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                            0              0                 0              0              0
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.95%:
     Units sold                                         0              0             5,561          1,240              0
     Units redeemed                                   (60)        (1,070)          (11,568)        (2,690)             0
     Units transferred                             11,747         10,902            50,763         13,664              0
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding           11,687          9,832            44,756         12,214              0
Beginning units                                     7,619         28,279           100,117         81,228              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                       19,306         38,111           144,873         93,442              0
                                             ============   ============   ===============   ============   ============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                         0              0                 0              0              0
     Units redeemed                                     0              0                 0              0              0
     Units transferred                                  0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Increase (decrease) in units outstanding                0              0                 0              0              0
Beginning units                                         0              0                 0              0              0
                                             ------------   ------------   ---------------   ------------   ------------
Ending units                                            0              0                 0              0              0
                                             ============   ============   ===============   ============   ============

                                                                                            Nations
                                                Nations       Nations        Nations        Marsico        Nations
                                                Capital      High Yield   International     Focused        Marsico
                                                Growth          Bond          Value         Equities        Growth
                                               Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                               (Class B)      (Class B)     (Class B)      (Class B)      (Class B)
                                             ------------   ------------  -------------   ------------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                         0        171,125            647        384,632              0
     Units redeemed                                     0        (16,793)       (11,012)       (20,557)             0
     Units transferred                                  0         37,883        (11,008)       185,732              0
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding                0        192,215        (21,373)       549,807              0
Beginning units                                         0        131,609        233,560        262,314              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                            0        323,824        212,187        812,121              0
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                     3,071          8,122              0          3,428          4,853
     Units redeemed                                   (12)            (5)             0            (14)          (307)
     Units transferred                              1,186          3,053              0          7,837          2,198
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding            4,245         11,170              0         11,251          6,744
Beginning units                                         0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                        4,245         11,170              0         11,251          6,744
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0

Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0            330              0            735            228
     Units redeemed                               (11,679)       (10,561)        (6,249)        (8,941)        (9,533)
     Units transferred                            (21,233)        41,166         (6,067)        20,174          4,855
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding          (32,912)        30,935        (12,316)        11,968         (4,450)
Beginning units                                    38,216         91,139         88,168        108,714         69,742
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                        5,304        122,074         75,852        120,682         65,292
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.80%:
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.95%:
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============   ============  =============   ============   ============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                         0          6,351            549         37,631              0
     Units redeemed                                     0         (1,381)        (7,786)        (7,260)             0
     Units transferred                                  0          4,585           (477)        10,970              0
                                             ------------   ------------  -------------   ------------   ------------
Increase (decrease) in units outstanding                0          9,555         (7,714)        41,341              0
Beginning units                                         0         67,341         98,283        126,482              0
                                             ------------   ------------  -------------   ------------   ------------
Ending units                                            0         76,896         90,569        167,823              0
                                             ============   ============  =============   ============   ============

                                                              Nations
                                               Nations        Marsico         Nations       Nations
                                               Marsico     International      MidCap         Small         Nations
                                             21st Century  Opportunities      Growth        Company         Value
                                               Portfolio     Portfolio       Portfolio     Portfolio      Portfolio
                                               (Class B)     (Class B)       (Class B)     (Class B)      (Class B)
                                             ------------  -------------   ------------   ------------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                         0          3,390              0          1,839          4,924
     Units redeemed                                     0           (238)             0             (5)           (16)
     Units transferred                                916          3,919          4,127          2,891          4,182
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding              916          7,071          4,127          4,725          9,090
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                          916          7,071          4,127          4,725          9,090
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0            202              0            123            372
     Units redeemed                                (2,418)            (3)          (550)        (2,021)       (12,793)
     Units transferred                                 55          9,234         34,125         14,389        (13,771)
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           (2,363)         9,433         33,575         12,491        (26,192)
Beginning units                                    21,557          3,984         35,962         55,064         81,674
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                       19,194         13,417         69,537         67,555         55,482
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.80%:
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.95%:
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============  =============   ============   ============   ============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                         0              0              0              0              0
     Units redeemed                                     0              0              0              0              0
     Units transferred                                  0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                0              0              0              0              0
Beginning units                                         0              0              0              0              0
                                             ------------  -------------   ------------   ------------   ------------
Ending units                                            0              0              0              0              0
                                             ============  =============   ============   ============   ============

                                                Asset          Cash                          Growth-
                                              Allocation     Management       Growth         Income
                                                Series         Series         Series         Series
                                              (Class A)      (Class A)      (Class A)      (Class A)
                                             ------------   ------------   ------------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.80%:
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.95%:
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                    0              0              0              0
     Units redeemed                                0              0              0              0
     Units transferred                             0              0              0              0
                                             ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           0              0              0              0
Beginning units                                    0              0              0              0
                                             ------------   ------------   ------------   ------------
Ending units                                       0              0              0              0
                                             ============   ============   ============   ============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

    5. CHANGES IN UNITS OUTSTANDING (continued)
       ----------------------------------------

For the year ended December 31, 2003.

                                                                          U.S.
                                                                       Government/
                                            High-Yield                  AAA-Rated     Asset        Global
                                               Bond     International  Securities   Allocation     Growth       Growth
                                              Series        Series       Series        Fund         Fund         Fund
                                            (Class A)     (Class A)     (Class A)    (Class 2)    (Class 2)    (Class 2)
                                            ----------  ------------- ------------  ----------   ----------    ---------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                   8,631       38,959         11,180           0            0            0
    Units redeemed                            (125,516)    (511,362)      (341,389)          0            0            0
    Units transferred                           28,236     (157,426)      (288,181)          0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding       (88,649)    (629,829)      (618,390)          0            0            0
Beginning units                                976,734    4,222,578      2,402,647           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                   888,085    3,592,749      1,784,257           0            0            0
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.40%:
    Units sold                                      39            4              7           0            0            0
    Units redeemed                              (3,543)     (11,695)        (5,836)          0            0            0
    Units transferred                            3,552      (14,111)        (3,052)          0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding            48      (25,802)        (8,881)          0            0            0
Beginning units                                 24,900      166,008         56,738           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                    24,948      140,206         47,857           0            0            0
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.52% (1):
    Units sold                                       0            0              0           0      791,750    1,889,036
    Units redeemed                                   0            0              0           0      (32,332)     (83,994)
    Units transferred                                0            0              0           0      480,873    1,483,866
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding             0            0              0           0    1,240,291    3,288,908
Beginning units                                      0            0              0           0       93,050      180,148
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                         0            0              0           0    1,333,341    3,469,056
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                       0            0              0     336,578      120,777      326,171
    Units redeemed                                   0            0              0    (185,775)     (57,514)    (178,348)
    Units transferred                                0            0              0   3,690,619    1,727,132    5,503,290
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding             0            0              0   3,841,422    1,790,395    5,651,113
Beginning units                                      0            0              0   1,032,250      353,304      877,642
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                         0            0              0   4,873,672    2,143,699    6,528,755
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                       0            0              0           0            0            0
    Units redeemed                                   0            0              0           0            0            0
    Units transferred                                0            0              0           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding             0            0              0           0            0            0
Beginning units                                      0            0              0           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                         0            0              0           0            0            0
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                       0            0              0           0      124,848      247,422
    Units redeemed                                   0            0              0           0       (1,704)      (4,970)
    Units transferred                                0            0              0           0       10,710       51,420
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding             0            0              0           0      133,854      293,872
Beginning units                                      0            0              0           0        4,842       21,650
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                         0            0              0           0      138,696      315,522
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                       0            0              0           0            0            0
    Units redeemed                                   0            0              0           0            0            0
    Units transferred                                0            0              0           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding             0            0              0           0            0            0
Beginning units                                      0            0              0           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                         0            0              0           0            0            0
                                            ==========  ===========   ============  ==========   ==========    =========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                       0            0              0           0            0            0
    Units redeemed                                   0            0              0           0            0            0
    Units transferred                                0            0              0           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Increase (decrease) in units outstanding             0            0              0           0            0            0
Beginning units                                      0            0              0           0            0            0
                                            ----------  -----------   ------------  ----------   ----------    ---------
Ending units                                         0            0              0           0            0            0
                                            ==========  ===========   ============  ==========   ==========    =========
                                             Growth-      Growth      Mid Cap
                                             Income     and Income     Value
                                              Fund       Portfolio   Portfolio
                                            (Class 2)   (Class VC)  (Class VC)
                                            ---------   ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                      0            0           0
    Units redeemed                                  0            0           0
    Units transferred                               0            0           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding            0            0           0
Beginning units                                     0            0           0
                                            ---------   ----------  ----------
Ending units                                        0            0           0
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.40%:
    Units sold                                      0            0           0
    Units redeemed                                  0            0           0
    Units transferred                               0            0           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding            0            0           0
Beginning units                                     0            0           0
                                            ---------   ----------  ----------
Ending units                                        0            0           0
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.52% (1):
    Units sold                              2,258,459    1,081,842           0
    Units redeemed                            (89,875)     (27,383)          0
    Units transferred                       1,411,900      611,411           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding    3,580,484    1,665,870           0
Beginning units                               264,967      232,041           0
                                            ---------   ----------  ----------
Ending units                                3,845,451    1,897,911           0
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.52% (2):
    Units sold                                627,674      327,790     200,270
    Units redeemed                           (217,065)    (182,613)   (213,242)
    Units transferred                       6,313,745    2,148,213   1,920,573
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding    6,724,354    2,293,390   1,907,601
Beginning units                             1,554,611    2,080,159   1,675,350
                                            ---------   ----------  ----------
Ending units                                8,278,965    4,373,549   3,582,951
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.52% (3):
    Units sold                                      0            0           0
    Units redeemed                                  0            0           0
    Units transferred                               0            0           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding            0            0           0
Beginning units                                     0            0           0
                                            ---------   ----------  ----------
Ending units                                        0            0           0
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.52% (4):
    Units sold                                335,330       79,361           0
    Units redeemed                            (13,007)      (3,164)          0
    Units transferred                          72,905       23,821           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding      395,228      100,018           0
Beginning units                                22,371        3,524           0
                                            ---------   ----------  ----------
Ending units                                  417,599      103,542           0
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.55% (5):
    Units sold                                      0            0           0
    Units redeemed                                  0            0           0
    Units transferred                               0            0           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding            0            0           0
Beginning units                                     0            0           0
                                            ---------   ----------  ----------
Ending units                                        0            0           0
                                            =========   ==========  ==========
Contracts With Total Expenses of 1.55% (6):
    Units sold                                      0            0           0
    Units redeemed                                  0            0           0
    Units transferred                               0            0           0
                                            ---------   ----------  ----------
Increase (decrease) in units outstanding            0            0           0
Beginning units                                     0            0           0
                                            ---------   ----------  ----------
Ending units                                        0            0           0
                                            =========   ==========  ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

      5. CHANGES IN UNITS OUTSTANDING (continued)
         ----------------------------------------

For the year ended December 31, 2003.

                                                                               U.S.
                                                                            Government/
                                               High-Yield                    AAA-Rated        Asset         Global
                                                  Bond      International   Securities     Allocation       Growth
                                                 Series        Series         Series          Fund           Fund
                                               (Class A)      (Class A)      (Class A)      (Class 2)      (Class 2)
                                              ------------  -------------  -------------  -------------  --------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0              0              0              0               0
     Units redeemed                                      0              0              0              0               0
     Units transferred                                   0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0               0
Beginning units                                          0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0               0
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                          0              0              0              0         199,978
     Units redeemed                                      0              0              0              0          (3,159)
     Units transferred                                   0              0              0              0          45,278
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0         242,097
Beginning units                                          0              0              0              0          12,130
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0         254,227
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                          0              0              0              0         101,403
     Units redeemed                                      0              0              0              0          (7,943)
     Units transferred                                   0              0              0              0         105,015
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0         198,475
Beginning units                                          0              0              0              0          12,106
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0         210,581
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                          0              0              0         32,377           9,271
     Units redeemed                                      0              0              0         (1,601)         (1,766)
     Units transferred                                   0              0              0        125,909          65,216
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0        156,685          72,721
Beginning units                                          0              0              0         54,240           6,505
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0        210,925          79,226
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                          0              0              0              0               0
     Units redeemed                                      0              0              0              0               0
     Units transferred                                   0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0               0
Beginning units                                          0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0               0
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.80%:
     Units sold                                          0              0              0              0               0
     Units redeemed                                      0              0              0              0               0
     Units transferred                                   0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0               0
Beginning units                                          0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0               0
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.95%:
     Units sold                                          0              0              0              0               0
     Units redeemed                                      0              0              0              0               0
     Units transferred                                   0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0               0
Beginning units                                          0              0              0              0               0
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0               0
                                              ============  =============  =============  =============  ==============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                          0              0              0              0          31,646
     Units redeemed                                      0              0              0              0            (135)
     Units transferred                                   0              0              0              0           8,407
                                              ------------  -------------  -------------  -------------  --------------
Increase (decrease) in units outstanding                 0              0              0              0          39,918
Beginning units                                          0              0              0              0           5,946
                                              ------------  -------------  -------------  -------------  --------------
Ending units                                             0              0              0              0          45,864
                                              ============  =============  =============  =============  ==============

                                                                  Growth-         Growth         Mid Cap
                                                  Growth          Income        and Income        Value
                                                   Fund            Fund          Portfolio      Portfolio
                                                 (Class 2)       (Class 2)      (Class VC)      (Class VC)
                                              --------------  --------------  --------------  --------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                            0               0               0               0
     Units redeemed                                        0               0               0               0
     Units transferred                                     0               0               0               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                              --------------  --------------  --------------  --------------
Ending units                                               0               0               0               0
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      483,811         576,707         139,062               0
     Units redeemed                                   (7,340)        (14,658)           (892)              0
     Units transferred                               188,285         256,607          52,380               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding             664,756         818,656         190,550               0
Beginning units                                       33,886          62,011          14,143               0
                                              --------------  --------------  --------------  --------------
Ending units                                         698,642         880,667         204,693               0
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      261,570         396,866          91,054               0
     Units redeemed                                  (21,213)        (15,419)         (5,924)              0
     Units transferred                               209,930         186,114          90,798               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding             450,287         567,561         175,928               0
Beginning units                                       40,944          30,474          59,192               0
                                              --------------  --------------  --------------  --------------
Ending units                                         491,231         598,035         235,120               0
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       29,608          66,389          39,015          31,310
     Units redeemed                                   (3,288)         (4,436)         (2,464)         (4,794)
     Units transferred                               167,209         259,855         171,256          98,433
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding             193,529         321,808         207,807         124,949
Beginning units                                       13,558          36,723          41,556          47,183
                                              --------------  --------------  --------------  --------------
Ending units                                         207,087         358,531         249,363         172,132
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                            0               0               0               0
     Units redeemed                                        0               0               0               0
     Units transferred                                     0               0               0               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                              --------------  --------------  --------------  --------------
Ending units                                               0               0               0               0
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.80%:
     Units sold                                            0               0               0               0
     Units redeemed                                        0               0               0               0
     Units transferred                                     0               0               0               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                              --------------  --------------  --------------  --------------
Ending units                                               0               0               0               0
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.95%:
     Units sold                                            0               0               0               0
     Units redeemed                                        0               0               0               0
     Units transferred                                     0               0               0               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                              --------------  --------------  --------------  --------------
Ending units                                               0               0               0               0
                                              ==============  ==============  ==============  ==============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       71,031          91,856          18,223               0
     Units redeemed                                     (120)           (679)           (104)              0
     Units transferred                                 6,792          30,213          13,061               0
                                              --------------  --------------  --------------  --------------
Increase (decrease) in units outstanding              77,703         121,390          31,180               0
Beginning units                                       17,765          21,504           1,241               0
                                              --------------  --------------  --------------  --------------
Ending units                                          95,468         142,894          32,421               0
                                              ==============  ==============  ==============  ==============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES
   -----------

A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2004, 2003, 2002 and 2001, follows:

             At December 31                                       For the Year Ended December 31
----------------------------------------------------  --------------------------------------------------------
                    Unit Fair Value                   Expense Ratio   Investment          Total Return
                       Lowest to        Net Assets        Lowest        Income             Lowest to
Year    Units       Highest ($) (15)        ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  -------------------  -------------  --------------  ----------  ----------------------------
Asset Allocation Portfolio (Class 1)
------------------------------------

2004  17,122,617  22.12 to  22.33        382,278,134  1.52% to 1.77%    2.75%       8.40%      to   8.67%
2003  19,778,098  20.41 to  20.55        406,341,547  1.52% to 1.77%    3.56%      20.90%      to  21.21%
2002  22,596,627  16.88 to  16.95        383,026,126  1.52% to 1.77%    3.58%      -9.16%      to  -8.94%
2001  26,490,821  18.58 to  18.61        493,103,920  1.52% to 1.77%    3.25%      -4.45%      to  -4.29%

Capital Appreciation Portfolio (Class 1)
----------------------------------------

2004  24,027,428   9.67 to  36.11(16)    851,237,491  1.52% to 1.77%    0.00%       7.20%      to   7.47%
2003  27,625,806   9.02 to  33.60(16)    911,917,258  1.52% to 1.77%    0.00%      29.93%      to  30.26%
2002  30,996,689   6.67 to  25.79        788,499,972  1.52% to 1.77%    0.00%     -24.02%      to -23.83%
2001  37,971,758   8.75 to  33.86      1,282,089,364  1.52% to 1.77%    0.24%     -14.14%      to  -8.61%(7)

Government and Quality Bond Portfolio (Class 1)
-----------------------------------------------

2004  21,889,014  11.48 to  16.97        368,063,059  1.52% to 1.77%    4.58%       1.59%      to   1.85%
2003  28,398,316  11.30 to  16.66        469,029,141  1.52% to 1.77%    3.81%       0.72%      to   0.98%
2002  38,452,613  11.22 to  16.50        630,595,043  1.52% to 1.77%    3.87%       7.39%      to   7.66%
2001  32,076,434  10.44 to  15.33        490,147,870  1.52% to 1.77%    4.79%       4.44%(7)   to   5.31%

Growth Portfolio (Class 1)
--------------------------

2004  12,878,108  28.86 to  29.14        375,237,336  1.52% to 1.77%    0.56%       8.91%      to   9.18%
2003  14,192,988  26.50 to  26.69        378,795,802  1.52% to 1.77%    0.55%      27.64%      to  27.96%
2002  15,679,505  20.76 to  20.86        327,038,132  1.52% to 1.77%    0.36%     -23.53%      to -23.34%
2001  18,606,872  27.14 to  27.21        506,246,265  1.52% to 1.77%    0.14%     -14.60%      to -14.40%

Natural Resources Portfolio (Class 1)
-------------------------------------

2004   4,139,858  27.13 to  27.41        113,436,088  1.52% to 1.77%    0.75%      22.85%      to  23.16%
2003   4,047,710  22.09 to  22.25         90,042,277  1.52% to 1.77%    0.71%      45.13%      to  45.50%
2002   4,559,166  15.22 to  15.29         69,713,852  1.52% to 1.77%    0.84%       6.50%      to   6.75%
2001   3,952,336  14.29 to  14.33         56,619,278  1.52% to 1.77%    0.42%      -2.83%      to  -2.58%

Asset Allocation Portfolio (Class 2)
------------------------------------

2004     829,438  21.93 to  22.22         18,384,242  1.52% to 1.97%    2.76%       8.01%      to   8.49%
2003     622,230  20.30 to  20.48         12,717,893  1.52% to 1.97%    3.91%      20.49%      to  21.03%
2002     357,271  16.85 to  16.92          6,038,100  1.52% to 1.97%    4.97%      -9.45%      to  -9.07%
2001      31,423  18.61 to  18.64            584,782  1.52% to 1.97%    2.99%      -0.21%(4)   to   2.32%(6)

Capital Appreciation Portfolio (Class 2)
----------------------------------------

2004   3,423,701  35.95 to  36.04(16)    123,237,079  1.40% to 1.97%    0.00%       6.82%      to   7.44%
2003   2,994,700  33.65 to  33.54(16)    100,495,406  1.40% to 1.97%    0.00%      29.48%      to  30.23%
2002   2,179,813  25.62 to  26.45         56,271,844  1.40% to 1.97%    0.00%     -24.30%      to -23.88%
2001     407,543  33.79 to  34.85         13,819,885  1.40% to 1.97%    0.06%      -4.48%(4)   to   8.65%(6)

Government and Quality Bond Portfolio (Class 2)
-----------------------------------------------

2004   7,672,011  16.70 to  16.91        129,395,172  1.52% to 1.97%    4.66%       1.24%      to   1.70%
2003   7,704,078  16.49 to  16.63        127,810,283  1.52% to 1.97%    4.18%       0.37%      to   0.82%
2002   5,891,482  16.43 to  16.49         96,976,031  1.52% to 1.97%    4.32%       7.03%      to   7.49%
2001   1,017,252  15.32 to  15.35         15,586,265  1.52% to 1.97%    0.95%      -2.07%(6)   to   2.74%(4)

Growth Portfolio (Class 2)
--------------------------

2004   2,657,729  28.73 to  29.04         77,079,482  1.52% to 1.97%    0.46%       8.53%      to   9.02%
2003   2,210,630  26.47 to  26.64         58,824,652  1.52% to 1.97%    0.44%      27.20%      to  27.77%
2002   1,397,633  20.78 to  20.85         29,117,918  1.52% to 1.97%    0.29%     -23.68%      to -23.45%
2001     278,150  27.22 to  27.27          7,573,659  1.52% to 1.97%    0.03%      -2.67%(4)   to   5.29%(6)

Natural Resources Portfolio (Class 2)
-------------------------------------

2004     781,704  27.02 to  27.38         21,312,223  1.52% to 1.97%    0.70%      22.43%      to  22.98%
2003     565,717  22.07 to  22.26(16)     12,549,472  1.52% to 1.97%    0.62%      44.62%      to  45.26%
2002     413,557  15.21 to  15.33          6,317,702  1.52% to 1.97%    0.87%       6.18%      to   6.62%
2001      52,020  14.31 to  14.37            745,701  1.52% to 1.97%    0.07%      -2.34%(4)   to   8.19%(6)

Asset Allocation Portfolio (Class 3)
------------------------------------

2004     539,411  21.94 to  22.13         11,903,503  1.52% to 1.97%    2.85%       7.90%      to   8.39%
2003     140,877  20.33 to  20.42          2,872,884  1.52% to 1.97%    4.32%      20.36%      to  20.93%
2002      15,141  16.89 to  16.90            255,785  1.52% to 1.97%    0.01%       4.65%(10)  to   4.70%(10)
2001           -      -         -                  -              -        -           -               -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                         At December 31                                      For the Year Ended December 31
--------------------------------------------------------------  --------------------------------------------------------
                    Unit Fair Value                             Expense Ratio   Investment          Total Return
                       Lowest to                   Net Assets       Lowest        Income              Lowest to
Year     Units      Highest ($) (15)                  ($)       to Highest (1)   Ratio (2)           Highest (3)
----  ----------  ---------------------          -------------  --------------  ----------  ----------------------------
Capital Appreciation Portfolio (Class 3)
----------------------------------------
2004   4,699,455  35.58   to      35.95            168,649,045  1.52% to 1.97%    0.00%           6.73%   to        7.20%
2003   1,741,037  33.33   to      33.53             58,331,792  1.52% to 1.97%    0.00%          29.41%   to       29.99%
2002     180,826  25.76   to      25.79              4,663,663  1.52% to 1.97%    0.00%      6.51% (10)   to   6.67% (10)
2001           -      -               -                      -             -         -               -                 -

Government and Quality Bond Portfolio (Class 3)
-----------------------------------------------
2004  12,740,224  16.67   to      16.85            214,338,476  1.52% to 1.97%    4.92%           1.14%   to        1.60%
2003   6,769,120  16.48   to      16.59            112,179,625  1.52% to 1.97%    5.05%           0.26%   to        0.71%
2002     463,430  16.44   to      16.47              7,630,720  1.52% to 1.97%    0.00%      0.41% (10)   to   0.62% (10)
2001           -      -               -                      -             -         -               -                 -

Growth Portfolio (Class 3)
--------------------------
2004   3,447,573  28.68   to      28.99             99,754,464  1.52% to 1.97%    0.39%           8.43%   to        8.91%
2003   1,346,317  26.45   to      26.61             35,799,120  1.52% to 1.97%    0.45%          27.09%   to       27.66%
2002     106,492  20.81   to      20.85              2,219,418  1.52% to 1.97%    0.00%      7.18% (10)   to   7.37% (10)
2001           -      -               -                      -             -         -               -                 -

Natural Resources Portfolio (Class 3)
-------------------------------------
2004     779,599  26.93   to      27.23             21,183,866  1.52% to 1.97%    0.62%          22.34%   to       22.88%
2003     270,101  22.01   to      22.16              5,978,089  1.52% to 1.97%    0.69%          44.51%   to       45.11%
2002      11,546  15.23   to      15.27                176,176  1.52% to 1.97%    0.00%     10.75% (10)   to  11.05% (10)
2001           -      -               -                      -             -         -               -                 -

Aggressive Growth Portfolio (Class 1)
-------------------------------------
2004   9,797,972   7.72   to      14.73            143,920,224  1.52% to 1.77%    0.00%          14.73%   to       15.02%
2003  11,780,987   6.73   to      12.81            150,483,074  1.52% to 1.77%    0.00%          26.21%   to       26.52%
2002  12,632,584   5.33   to      10.12            127,477,665  1.52% to 1.77%    0.27%         -26.02%   to      -25.83%
2001  17,733,281   7.21   to      13.65            241,620,812  1.52% to 1.77%    0.37%         -32.85%   to      -32.71%

Alliance Growth Portfolio (Class 1)
-----------------------------------
2004  25,978,046   7.89   to      29.08            749,771,483  1.52% to 1.77%    0.30%           6.05%   to        6.31%
2003  32,778,585   7.44   to      27.35            890,904,857  1.52% to 1.77%    0.25%          23.61%   to       23.92%
2002  39,641,359   6.02   to      22.08            870,617,516  1.52% to 1.77%    0.25%         -32.50%   to      -32.32%
2001  52,545,366   8.91   to      32.62          1,711,659,087  1.52% to 1.77%    0.00%         -15.50%   to       -8.58%

Blue Chip Growth Portfolio (Class 1)
------------------------------------
2004   4,146,996   5.94   to       7.29             25,017,804  1.52% to 1.77%    0.15%           3.39%   to        3.65%
2003   4,616,456   5.74   to       7.04             26,875,421  1.52% to 1.77%    0.18%          23.80%   to       24.11%
2002   3,857,145   4.64   to       5.67             18,110,737  1.52% to 1.77%    0.26%         -30.53%   to      -30.35%
2001   4,014,050   6.67   to       8.14             26,966,192  1.52% to 1.77%    0.07%         -22.20%   to      -21.91%

Cash Management Portfolio (Class 1)
-----------------------------------
2004  10,546,190   9.90   to      12.84            135,050,861  1.52% to 1.77%    0.76%          -0.95%   to       -0.70%
2003  13,706,050  10.00   to  12.93 (16)           176,856,444  1.52% to 1.77%    1.86%          -1.10%   to       -0.85%
2002  23,596,133  10.08   to      13.04            307,141,194  1.52% to 1.77%    3.10%          -0.44%   to       -0.16%
2001  32,312,648  10.09   to      13.06            421,899,357  1.52% to 1.77%    4.50%           0.93%   to        2.10%

Corporate Bond Portfolio (Class 1)
----------------------------------
2004  11,355,796  16.98   to      17.15            194,730,836  1.52% to 1.77%    4.89%           4.95%   to        5.21%
2003  13,408,143  16.18   to      16.30            218,565,601  1.52% to 1.77%    5.82%           9.98%   to       10.25%
2002  14,224,882  14.71   to      14.79            210,330,249  1.52% to 1.77%    6.10%           5.57%   to        5.84%
2001  15,499,812  13.93   to      13.97            216,560,752  1.52% to 1.77%    6.22%           5.63%   to        5.93%

Davis Venture Value Portfolio (Class 1)
---------------------------------------
2004  52,961,565  10.77   to      31.55          1,657,605,750  1.52% to 1.77%    0.85%          11.52%   to       11.80%
2003  60,656,992   9.66   to      28.22          1,699,121,533  1.52% to 1.77%    0.86%          30.78%   to       31.11%
2002  68,157,742   7.39   to      21.52          1,458,372,495  1.52% to 1.77%    0.57%         -18.20%   to      -17.99%
2001  81,252,137   9.03   to      26.25          2,129,293,163  1.52% to 1.77%    0.49%         -12.90%   to       -8.72%

"Dogs" of Wall Street Portfolio (Class 1)
-----------------------------------------
2004   6,929,443  11.27   to      11.38             78,877,465  1.52% to 1.77%    2.26%           7.70%   to        7.97%
2003   8,147,568  10.47   to      10.54             85,890,387  1.52% to 1.77%    2.62%          17.92%   to       18.21%
2002  10,094,981   8.88   to       8.92             90,030,864  1.52% to 1.77%    1.78%          -8.19%   to       -7.97%
2001   9,927,869   9.67   to       9.69             96,213,062  1.52% to 1.77%    2.31%           5.98%   to        6.24%

Emerging Markets Portfolio (Class 1)
------------------------------------
2004   7,976,447  10.92   to      16.51             88,049,372  1.52% to 1.77%    1.04%          22.32%   to       22.63%
2003   9,111,544   8.92   to      13.46             82,029,038  1.52% to 1.77%    0.00%          49.91%   to       50.30%
2002   9,646,840   5.95   to       8.96             57,748,534  1.52% to 1.77%    0.24%          -8.77%   to       -8.55%
2001  10,117,883   6.52   to       9.79             66,192,705  1.52% to 1.77%    0.26%          -3.43%   to       -3.19%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


6.  UNIT VALUES (Continued)
    -----------------------

                                  At December 31                                           For the Year Ended December 31
             --------------------------------------------------------------   -----------------------------------------------------
                                       Unit Fair Value                         Expense Ratio   Investment      Total Return
                                        Lowest to               Net Assets        Lowest         Income          Lowest to
Year            Units                  Highest ($)(15)             ($)         to Highest(1)    Ratio(2)         Highest(3)
----         ----------         ----------------------------  -------------   --------------   ----------  ------------------------
Federated American Leaders Portfolio (Class 1)
----------------------------------------------
2004          8,953,274         17.42     to           17.60    157,581,658   1.52% to 1.77%      1.39%      7.97%     to     8.23%
2003         10,581,822         16.14     to           16.26    172,085,602   1.52% to 1.77%      1.56%     25.34%     to    25.65%
2002         12,667,279         12.87     to           12.94    163,949,976   1.52% to 1.77%      1.05%    -21.18%     to   -20.98%
2001         13,604,653         16.33     to           16.38    222,847,450   1.52% to 1.77%      1.34%     -4.08%     to    -3.81%

Global Bond Portfolio (Class 1)
-------------------------------
2004          4,872,325         11.11     to           17.09     82,766,021   1.52% to 1.77%      0.00%      2.14%     to     2.40%
2003          5,769,975         10.88     to           16.69     95,804,408   1.52% to 1.77%      0.00%      1.74%     to     2.00%
2002          6,716,447         10.69     to           16.36    109,483,943   1.52% to 1.77%      1.63%      4.09%     to     4.36%
2001          7,912,911         10.27     to           15.68    123,904,152   1.52% to 1.77%      9.05%      2.71%(7)  to     3.43%

Global Equities Portfolio (Class 1)
-----------------------------------
2004         10,797,429          7.86     to           17.28    185,921,956   1.52% to 1.77%      0.30%      9.91%     to    10.18%
2003         13,408,682          7.16     to           15.69    209,702,594   1.52% to 1.77%      0.27%     24.31%     to    24.62%
2002         16,209,158          5.76     to           12.59    203,550,069   1.52% to 1.77%      0.00%    -28.13%     to   -27.95%
2001         21,219,039          8.01     to           17.47    370,629,037   1.52% to 1.77%      0.09%     19.91%(7)  to   -19.31%

Goldman Sachs Research Portfolio (Class 1)
------------------------------------------
2004          2,722,190          6.90     to            6.97     18,976,094   1.52% to 1.77%      0.00%     11.03%     to    11.31%
2003          3,464,986          6.22     to            6.27     21,703,835   1.52% to 1.77%      0.00%     23.03%     to    23.34%
2002          4,749,984          5.05     to            5.08     24,126,826   1.52% to 1.77%      0.00%    -29.35%     to   -29.17%
2001          3,841,206          7.15     to            7.17     27,549,026   1.52% to 1.77%      0.00%    -26.51%     to   -26.32%

Growth-Income Portfolio (Class 1)
---------------------------------
2004         24,966,616          8.90     to           28.34    699,908,679   1.52% to 1.77%      0.67%      9.58%     to     9.85%
2003         30,394,384          8.12     to           25.80    776,995,860   1.52% to 1.77%      0.97%     23.44%     to    23.75%
2002         36,398,814          6.58     to           20.85    753,004,518   1.52% to 1.77%      0.81%    -22.53%     to   -22.34%
2001         45,788,298          8.50     to           26.85  1,225,678,038   1.52% to 1.77%      0.73%    -17.38%     to   -14.85%

Growth Opportunities Portfolio (Class 1)
----------------------------------------
2004          3,801,186          4.74     to            4.79     18,188,614   1.52% to 1.77%      0.00%      4.31%     to     4.57%
2003          6,188,391          4.55     to            4.58     28,319,772   1.52% to 1.77%      0.00%     32.60%     to    32.94%
2002          3,695,364          3.43     to            3.44     12,720,943   1.52% to 1.77%      0.00%    -40.86%     to   -40.71%
2001          5,524,912          5.80     to            5.81     32,083,452   1.52% to 1.77%      0.01%    -34.33%     to   -34.23%

High-Yield Bond Portfolio (Class 1)
-----------------------------------
2004         13,555,787         17.25     to           17.40    235,859,948   1.52% to 1.77%      8.58%     15.40%     to    15.69%
2003         17,536,682         14.95     to           15.04    263,751,824   1.52% to 1.77%      7.24%     29.25%     to    29.58%
2002         16,641,423         11.56     to           11.61    193,154,934   1.52% to 1.77%     13.87%     -7.40%     to    -7.23%
2001         17,458,607         12.49     to           12.51    218,429,272   1.52% to 1.77%     11.93%     -5.94%     to    -5.78%

International Diversified Equities Portfolio (Class 1)
------------------------------------------------------
2004         14,219,830         10.58     to           10.69    151,934,480   1.52% to 1.77%      1.88%     14.45%     to    14.73%
2003         16,924,576          9.25     to            9.31    157,610,826   1.52% to 1.77%      4.68%     29.49%     to    29.81%
2002         17,884,949          7.14     to            7.17    128,306,550   1.52% to 1.77%      0.00%    -29.74%     to   -29.63%
2001         21,181,173         10.16     to           10.20    215,943,512   1.52% to 1.77%      0.00%    -25.36%     to   -25.11%

International Growth and Income Portfolio (Class 1)
---------------------------------------------------
2004         16,230,640          9.54     to           13.43    217,669,286   1.52% to 1.77%      1.24%     18.74%     to    19.04%
2003         17,140,775          8.04     to           11.28    193,131,037   1.52% to 1.77%      1.46%     34.52%     to    34.87%
2002         19,479,623          5.97     to            8.37    162,880,210   1.52% to 1.77%      0.40%    -22.32%     to   -22.12%
2001         22,262,098          7.69     to           10.74    239,094,318   1.52% to 1.77%      0.30%    -23.60%     to   -22.98%

Marsico Growth Portfolio (Class 1)
----------------------------------
2004          6,278,390         10.36     to           10.47     65,643,534   1.52% to 1.77%      0.00%      9.30%     to     9.57%
2003          7,828,738          9.48     to            9.55     74,743,943   1.52% to 1.77%      0.00%     27.94%     to    28.26%
2002          6,107,627          7.41     to            7.45     45,471,818   1.52% to 1.77%      0.01%    -12.82%     to   -12.60%
2001          1,513,677          8.50     to            8.52     12,891,866   1.52% to 1.77%      0.08%    -15.02%     to   -14.79%

MFS Massachusetts Investors Trust Portfolio (Class 1)
-----------------------------------------------------
2004          9,734,051          9.02     to           19.86    192,713,777   1.52% to 1.77%      0.79%      9.90%     to    10.18%
2003         11,732,320          8.21     to           18.03    210,872,350   1.52% to 1.77%      0.84%     20.34%     to    20.64%
2002         13,381,250          6.82     to           14.94    199,506,403   1.52% to 1.77%      1.11%    -22.39%     to   -22.17%
2001         15,694,164          8.79     to           19.20    301,165,214   1.52% to 1.77%      0.58%    -17.50%     to    -7.18%

MFS Mid-Cap Growth Portfolio (Class 1)
--------------------------------------
2004         14,652,379          6.26     to           10.61    154,117,911   1.52% to 1.77%      0.00%     12.09%     to    12.37%
2003         17,207,140          5.58     to            9.44    161,264,715   1.52% to 1.77%      0.00%     34.83%     to    35.17%
2002         15,867,361          4.14     to            6.98    110,093,400   1.52% to 1.77%      0.00%    -48.10%     to   -47.97%
2001         20,963,212          7.98     to           13.42    280,925,844   1.52% to 1.77%      0.00%    -23.98%     to   -20.12%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                        At December 31                                  For the Year Ended December 31
      --------------------------------------------------  ---------------------------------------------------------
                  Unit Fair Value                         Expense Ratio   Investment          Total Return
                     Lowest to                Net Assets     Lowest         Income              Lowest to
Year    Units     Highest ($) (15)               ($)      to Highest (1)   Ratio (2)            Highest (3)
----  ----------  ----------------           -----------  --------------  ----------   ----------------------------
MFS Total Return Portfolio (Class 1)
------------------------------------
2004  22,025,002  11.59  to  25.10           547,419,678  1.52% to 1.77%     0.19%        9.35%        to      9.63%
2003  24,019,322  10.60  to  22.89           544,742,108  1.52% to 1.77%     4.31%       14.81%        to     15.10%
2002  24,289,315   9.23  to  19.89           479,330,975  1.52% to 1.77%     1.99%       -6.52%        to     -6.28%
2001  19,913,267   9.88  to  21.22           421,206,266  1.52% to 1.77%     2.16%       -1.23% (7)    to     -0.97%

Putnam Growth: Voyager Portfolio (Class 1)
------------------------------------------
2004  11,438,565   7.14  to  17.47           198,871,321  1.52% to 1.77%     0.13%        3.16%        to      3.42%
2003  14,141,346   6.92  to  16.90           237,882,292  1.52% to 1.77%     0.26%       21.84%        to     22.15%
2002  17,446,637   5.68  to  13.83           240,404,541  1.52% to 1.77%     0.16%      -27.75%        to    -27.56%
2001  22,851,433   7.86  to  19.10           435,653,875  1.52% to 1.77%     0.00%      -25.46%        to    -25.27%

Real Estate Portfolio (Class 1)
-------------------------------
2004   7,121,147  21.15  to  21.36           152,120,150  1.52% to 1.77%     2.67%       32.21%        to     32.53%
2003   7,594,788  16.00  to  16.12           122,416,709  1.52% to 1.77%     2.80%       35.57%        to     35.91%
2002   7,757,007  11.80  to  11.86            91,995,250  1.52% to 1.77%     2.62%        4.35%        to      4.60%
2001   7,172,931  11.31  to  11.34            81,333,161  1.52% to 1.77%     3.31%        4.15%        to      4.45%

SunAmerica Balanced Portfolio (Class 1)
---------------------------------------
2004  12,147,521   8.36  to  14.96           181,055,953  1.52% to 1.77%     1.47%        4.90%        to      5.16%
2003  14,668,068   7.97  to  14.23           207,974,333  1.52% to 1.77%     2.25%       13.10%        to     13.38%
2002  17,233,212   7.04  to  12.55           215,613,157  1.52% to 1.77%     2.43%      -16.66%        to    -16.45%
2001  22,518,749   8.45  to  15.02           337,548,695  1.52% to 1.77%     2.08%      -14.69%        to    -14.45%

Technology Portfolio (Class 1)
------------------------------
2004  10,833,574   2.43  to   2.45            26,583,352  1.52% to 1.77%     0.00%       -4.24%        to     -4.00%
2003  16,991,531   2.54  to   2.56            43,437,344  1.52% to 1.77%     0.00%       48.11%        to     48.49%
2002   9,995,666   1.71  to   1.72            17,208,681  1.52% to 1.77%     0.00%      -50.24%        to    -50.12%
2001  10,990,179   3.44  to   3.45            37,936,739  1.52% to 1.77%     0.00%      -48.54%        to    -48.41%

Telecom Utility Portfolio (Class 1)
-----------------------------------
2004   3,533,027  11.51  to  11.62            41,052,332  1.52% to 1.77%     4.91%       14.73%        to     15.01%
2003   3,944,574  10.03  to  10.10            39,854,376  1.52% to 1.77%     5.95%       16.69%        to     16.98%
2002   5,230,584   8.60  to   8.64            45,179,776  1.52% to 1.77%     8.96%      -25.11%        to    -24.92%
2001   6,068,713  11.48  to  11.50            69,815,226  1.52% to 1.77%     3.20%      -15.21%        to    -15.02%

Worldwide High Income Portfolio (Class 1)
-----------------------------------------
2004   3,683,254  18.60  to  18.75            69,072,552  1.52% to 1.77%     6.15%        7.50%        to      7.77%
2003   4,418,403  17.31  to  17.40            76,886,755  1.52% to 1.77%     8.04%       23.73%        to     24.04%
2002   4,663,547  13.99  to  14.03            65,426,237  1.52% to 1.77%    13.42%       -2.04%        to     -1.89%
2001   5,597,800  14.28  to  14.30            80,044,651  1.52% to 1.77%    12.28%       -4.84%        to     -4.70%

Aggressive Growth Portfolio (Class 2)
-------------------------------------
2004     886,233  14.49  to  14.64            12,961,719  1.52% to 1.97%     0.00%       14.33%        to     14.85%
2003     925,407  12.67  to  12.75            11,789,546  1.52% to 1.97%     0.00%       25.77%        to     26.34%
2002     620,800  10.06  to  10.11             6,262,412  1.52% to 1.97%     0.25%      -26.23%        to    -25.94%
2001     147,824  13.62  to  13.66             2,014,020  1.52% to 1.97%     0.31%      -14.71% (4)    to      5.40%(6)

Alliance Growth Portfolio (Class 2)
-----------------------------------
2004   2,394,953  28.51  to  29.11            68,896,859  1.40% to 1.97%     0.19%        5.68%        to      6.28%
2003   2,177,923  26.97  to  27.39 (16)       59,042,861  1.40% to 1.97%     0.12%       23.17%        to     23.88%
2002   1,682,633  21.84  to  22.11            36,882,888  1.40% to 1.97%     0.21%      -32.74%        to    -32.34%
2001     415,951  32.40  to  32.74            13,496,477  1.40% to 1.97%     0.00%       -1.19% (4)    to      6.50%(6)

Blue Chip Growth Portfolio (Class 2)
------------------------------------
2004   2,058,214   5.92  to   5.98            12,287,985  1.52% to 1.97%     0.03%        3.03%        to      3.50%
2003   2,039,524   5.74  to   5.78            11,770,970  1.52% to 1.97%     0.03%       23.38%        to     23.93%
2002   1,397,939   4.65  to   4.66             6,512,851  1.52% to 1.97%     0.25%      -30.67%        to    -30.43%
2001     243,948   6.70  to   6.72             1,634,321  1.52% to 1.97%     0.02%       -7.00% (4)    to      5.30%(6)

Cash Management Portfolio (Class 2)
-----------------------------------
2004   3,787,733  12.65  to  12.78            48,330,416  1.52% to 1.97%     0.66%       -1.36%        to     -0.85%
2003   3,696,208  12.83  to  12.89            47,588,977  1.52% to 1.97%     1.95%       -1.44%        to     -0.99%
2002   3,342,561  12.99  to  13.02            43,487,340  1.52% to 1.97%     4.08%       -0.58%        to     -0.33%
2001     871,255  13.06  to  13.09            11,379,221  1.52% to 1.97%     3.38%       -0.11% (6)    to      0.60%(4)

Corporate Bond Portfolio (Class 2)
----------------------------------
2004   3,178,532  16.87  to  17.08            54,193,855  1.52% to 1.97%     5.08%        4.58%        to      5.05%
2003   2,889,715  16.13  to  16.26            46,911,728  1.52% to 1.97%     6.04%        9.59%        to     10.09%
2002   2,151,386  14.71  to  14.77            31,739,857  1.52% to 1.97%     7.51%        5.26%        to      5.68%
2001     450,350  13.95  to  13.99             6,289,279  1.52% to 1.97%     3.69%       -1.49% (6)    to      2.26%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                     At December 31                             For the Year Ended December 31
      ---------------------------------------------  -------------------------------------------------
                    Unit Fair Value                  Expense Ratio   Investment      Total Return
                      Lowest to          Net Assets     Lowest         Income          Lowest to
Year     Units      Highest ($)(15)         ($)      to Highest(1)    Ratio(2)        Highest (3)
----  ----------    ---------------     -----------  -------------   ----------  ---------------------
Davis Venture Value Portfolio (Class 2)
---------------------------------------
2004   6,279,634     30.97 to 31.57     196,647,275  1.40% to 1.97%     0.79%     11.14%    to   11.77%
2003   5,403,145     27.86 to 28.25     151,609,252  1.40% to 1.97%     0.79%     30.33%    to   31.07%
2002   3,842,144     21.38 to 21.55      82,379,784  1.40% to 1.97%     0.65%    -18.49%    to  -18.02%
2001     728,887     26.17 to 26.29      19,095,419  1.40% to 1.97%     0.31%     -3.52%(4) to    6.85%(6)

"Dogs" of Wall Street Portfolio (Class 2)
-----------------------------------------
2004   1,799,526     11.24 to 11.35      20,381,063  1.52% to 1.97%     2.35%      7.33%    to    7.82%
2003   1,637,428     10.47 to 10.53(16)  17,206,833  1.52% to 1.97%     2.75%     17.51%    to   18.05%
2002   1,073,793      8.88 to  8.92       9,561,045  1.52% to 1.97%     2.11%     -8.44%    to   -8.11%
2001     184,902      9.68 to  9.73       1,792,478  1.52% to 1.97%     1.75%      3.24%(4) to    5.50%(6)

Emerging Markets Portfolio (Class 2)
------------------------------------
2004   1,201,940     10.85 to 10.97      13,164,866  1.52% to 1.97%     1.01%     21.95%    to   22.51%
2003     809,232      8.89 to  8.96       7,238,116  1.52% to 1.97%     0.00%     49.42%    to   50.10%
2002     506,002      5.95 to  5.97       3,017,366  1.52% to 1.97%     0.21%     -9.06%    to   -8.69%
2001      52,022      6.53 to  6.55         339,882  1.52% to 1.97%     0.19%      1.60%(4) to   13.80%(6)

Federated American Leaders Portfolio (Class 2)
----------------------------------------------
2004   1,184,869     17.30 to 17.52      20,723,558  1.52% to 1.97%     1.36%      7.58%    to    8.07%
2003   1,123,456     16.08 to 16.22      18,192,720  1.52% to 1.97%     1.44%     24.90%    to   25.47%
2002   1,090,646     12.88 to 12.94      14,085,458  1.52% to 1.97%     1.25%    -21.46%    to  -21.10%
2001     241,270     16.38 to 16.42       3,951,705  1.52% to 1.97%     0.85%     -2.96%(4) to    6.31%(6)

Foreign Value Portfolio (Class 2)
---------------------------------
2004   3,958,903     14.37 to 14.72      58,239,499  1.52% to 1.97%     1.23%     17.57%    to   18.06%
2003   2,198,159     12.22 to 12.47      27,397,014  1.52% to 1.97%     0.23%     31.06%    to   32.58%
2002     252,975      9.33 to  9.41       2,378,321  1.52% to 1.97%     0.80%     -6.73%(9) to   -5.95%(9)
2001           -                  -               -              -         -                         -

Global Bond Portfolio (Class 2)
-------------------------------
2004     823,892     16.83 to 16.99      13,981,610  1.52% to 1.97%     0.00%      1.78%    to    2.24%
2003     745,800     16.53 to 16.62(16)  12,385,013  1.52% to 1.97%     0.00%      1.38%    to    1.84%
2002     547,506     16.26 to 16.35       8,931,942  1.52% to 1.97%     1.93%      3.78%    to    4.21%
2001     103,273     15.65 to 15.71       1,616,948  1.52% to 1.97%     5.31%     -2.42%(6) to    1.30%(4)

Global Equities Portfolio (Class 2)
-----------------------------------
2004     662,045     17.06 to 17.31(16)  11,374,003  1.40% to 1.97%     0.18%      9.52%    to   10.15%
2003     776,585     15.58 to 15.71(16)  12,131,779  1.40% to 1.97%     0.13%     23.85%    to   25.68%
2002     675,854     12.52 to 12.84       8,490,769  1.40% to 1.97%     0.00%    -28.37%    to  -26.97%
2001     111,493     17.45 to 17.58       1,947,764  1.40% to 1.97%     0.06%     -2.99%(4) to    5.60%(6)

Goldman Sachs Research Portfolio (Class 2)
------------------------------------------
2004     886,355      6.87 to  6.94       6,144,254  1.52% to 1.97%     0.00%     10.65%    to   11.15%
2003     900,697      6.21 to  6.25       5,620,344  1.52% to 1.97%     0.00%     22.60%    to   23.15%
2002     668,823      5.06 to  5.08       3,391,016  1.52% to 1.97%     0.00%    -29.55%    to  -29.27%
2001     180,640      7.17 to  7.19       1,295,288  1.52% to 1.97%     0.00%    -11.50%(4) to    5.60%(6)

Growth-Income Portfolio (Class 2)
---------------------------------
2004   1,450,353     27.79 to 28.17      40,777,284  1.52% to 1.97%     0.56%      9.19%    to    9.68%
2003   1,602,731     25.45 to 25.68      41,110,089  1.52% to 1.97%     0.88%     23.00%    to   23.56%
2002   1,505,025     20.69 to 20.80      31,264,685  1.52% to 1.97%     0.94%    -22.79%    to  -22.45%
2001     327,851     26.79 to 26.87       8,786,080  1.52% to 1.97%     0.51%     -7.22%(4) to    3.90%(6)

Growth Opportunities Portfolio (Class 2)
----------------------------------------
2004   1,255,588      4.71 to  4.77       5,980,833  1.52% to 1.97%     0.00%      3.94%    to    4.42%
2003   1,395,231      4.53 to  4.57       6,367,640  1.52% to 1.97%     0.00%     32.16%    to   32.75%
2002     834,258      3.43 to  3.44       2,869,011  1.52% to 1.97%     0.00%    -41.15%    to  -40.78%
2001     123,688      5.80 to  5.83         718,699  1.52% to 1.97%     0.01%     -7.21%(4) to    3.40%(6)

High-Yield Bond Portfolio (Class 2)
-----------------------------------
2004   2,367,479     17.10 to 17.32      40,928,981  1.52% to 1.97%     8.72%     14.90%    to   15.52%
2003   2,538,571     14.88 to 14.99      38,009,272  1.52% to 1.97%     8.15%     28.69%    to   29.39%
2002   1,340,413     11.55 to 11.60      15,518,738  1.52% to 1.97%    17.52%     -7.70%    to   -7.37%
2001     235,422     12.49 to 12.53       2,942,789  1.52% to 1.97%     8.78%     -5.14%(4) to    2.10%(6)

International Diversified Equities Portfolio (Class 2)
------------------------------------------------------
2004   4,272,814     10.53 to 10.64      45,428,670  1.52% to 1.97%     2.24%     14.05%    to   14.57%
2003   2,619,281      9.24 to  9.29(16)  24,319,719  1.52% to 1.97%     5.61%     29.00%    to   29.56%
2002     879,770      7.14 to  7.18       6,307,073  1.52% to 1.97%     0.00%    -29.94%    to  -29.71%
2001     116,592     10.17 to 10.22       1,188,206  1.52% to 1.97%     0.00%     -8.60%(4) to   -0.80%(6)

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                         At December 31                                      For the Year Ended December 31
----------------------------------------------------------------  ----------------------------------------------------
                    Unit Fair Value                               Expense Ratio   Investment        Total Return
                       Lowest to                     Net Assets       Lowest        Income           Lowest to
Year     Units      Highest ($) (15)                    ($)       to Highest(1)    Ratio(2)         Highest (3)
----   ----------  ------------------              -------------  --------------  ----------  ------------------------
International Growth and Income Portfolio (Class 2)
---------------------------------------------------
2004   2,366,670   13.28 to 13.39                     31,636,685  1.52% to 1.97%     1.19%      18.33%    to   18.86%
2003   2,129,196   11.22 to 11.26(16)                 23,959,350  1.52% to 1.97%     1.44%      34.00%    to   34.65%
2002   1,462,303    8.34 to  8.37                     12,225,720  1.52% to 1.97%     0.60%     -22.39%    to  -22.21%
2001     241,877   10.75 to 10.78                      2,600,162  1.52% to 1.97%     0.25%      -5.50%(4) to    2.80%(6)

Marsico Growth Portfolio (Class 2)
----------------------------------
2004   4,341,358   10.34 to 10.41                     45,145,301  1.52% to 1.77%     0.00%       9.13%    to    9.41%
2003   4,183,255    9.47 to  9.52                     39,773,101  1.52% to 1.77%     0.00%      27.75%    to   28.07%
2002   2,376,309    7.42 to  7.43                     17,649,384  1.52% to 1.77%     0.01%     -12.95%    to  -12.74%
2001     346,654    8.51 to  8.52                      2,952,250  1.52% to 1.77%     0.01%      -4.21%(4) to   -4.16%(4)

MFS Massachusetts Investors Trust Portfolio (Class 2)
-----------------------------------------------------
2004   1,445,629   19.62 to 19.79                     28,561,412  1.52% to 1.97%     0.70%       9.51%    to   10.01%
2003   1,390,220   17.92 to 17.99(16)                 24,977,766  1.52% to 1.97%     0.76%      19.92%    to   20.46%
2002     997,116   14.89 to 14.94                     14,879,604  1.52% to 1.97%     0.91%     -22.49%    to  -22.30%
2001     181,141   19.20 to 19.26                      3,480,310  1.52% to 1.97%     0.45%      -5.01%(4) to    2.90%(6)

MFS Mid-Cap Growth Portfolio (Class 2)
--------------------------------------
2004   5,169,271   10.42 to 10.61                     54,442,777  1.40% to 1.97%     0.00%      11.70%    to   12.34%
2003   4,898,757    9.33 to  9.45                     46,004,828  1.40% to 1.97%     0.00%      34.36%    to   35.13%
2002   3,209,988    6.94 to  6.99                     22,343,790  1.40% to 1.97%     0.00%     -48.27%    to  -47.97%
2001     591,666   13.40 to 13.45                      7,931,301  1.40% to 1.97%     0.00%     -12.03%(4) to   11.90%(6)

MFS Total Return Portfolio (Class 2)
------------------------------------
2004   6,025,338   24.70 to 24.98                    150,291,875  1.52% to 1.97%     0.18%       8.97%    to    9.46%
2003   6,078,297   22.66 to 22.82                    138,569,295  1.52% to 1.97%     4.35%      14.41%    to   14.93%
2002   4,556,625   19.79 to 19.86                     90,425,269  1.52% to 1.97%     2.27%      -6.82%    to   -6.42%
2001     684,138   21.20 to 21.26                     14,514,483  1.52% to 1.97%     1.09%       0.23%(4) to    2.40%(6)

Putnam Growth: Voyager Portfolio (Class 2)
------------------------------------------
2004     541,745   17.15 to 17.37                      9,396,286  1.52% to 1.97%     0.00%       2.80%    to    3.26%
2003     644,422   16.69 to 16.82                     10,831,524  1.52% to 1.97%     0.12%      21.42%    to   21.97%
2002     611,191   13.74 to 13.81                      8,426,746  1.52% to 1.97%     0.10%     -27.98%    to  -27.67%
2001     139,498   19.07 to 19.11                      2,660,083  1.52% to 1.97%     0.00%      -9.49%(4) to    3.91%(6)

Real Estate Portfolio (Class 2)
-------------------------------
2004   1,519,878   21.04 to 21.27                     32,262,874  1.52% to 1.97%     2.65%      31.74%    to   32.34%
2003   1,374,179   15.97 to 16.07(16)                 22,054,813  1.52% to 1.97%     2.91%      35.10%    to   35.72%
2002     933,200   11.79 to 11.86                     11,040,704  1.52% to 1.97%     3.10%       3.94%    to    4.43%
2001     104,989   11.32 to 11.37                      1,189,761  1.52% to 1.97%     2.31%       0.69%(4) to    9.29%(6)

Small & Mid Cap Value Portfolio (Class 2)
-----------------------------------------
2004   2,898,416   15.62 to 15.80                     45,740,841  1.52% to 1.97%     0.48%      15.63%    to   16.15%
2003   1,551,964   13.51 to 13.60                     21,094,074  1.52% to 1.97%     0.07%      33.78%    to   34.39%
2002     287,057   10.10 to 10.12                      2,903,981  1.52% to 1.97%     0.10%       0.98%(9) to    1.20%(9)
2001           -                -                              -              -         -                          -

SunAmerica Balanced Portfolio (Class 2)
---------------------------------------
2004   1,483,785   14.72 to 14.88                     22,041,926  1.52% to 1.97%     1.36%       4.54%    to    5.01%
2003   1,531,198   14.08 to 14.17                     21,674,122  1.52% to 1.97%     2.28%      12.70%    to   13.21%
2002   1,217,974   12.49 to 12.52                     15,237,993  1.52% to 1.97%     3.22%     -16.90%    to  -16.58%
2001     202,815   15.00 to 15.04                      3,043,174  1.52% to 1.97%     1.53%      -3.98%(4) to    0.80%(6)

Technology Portfolio (Class 2)
------------------------------
2004   4,237,386    2.41 to  2.45                     10,328,998  1.40% to 1.97%     0.00%      -4.63%    to   -4.03%
2003   4,358,848    2.53 to  2.55                     11,093,203  1.40% to 1.97%     0.00%      47.63%    to   48.47%
2002   2,064,209    1.71 to  1.72                      3,544,791  1.40% to 1.97%     0.00%     -50.47     to  -50.17%
2001     422,870    3.45 to  3.46                      1,458,942  1.40% to 1.97%     0.00%     -14.15%(4) to    7.30%(6)

Telecom Utility Portfolio (Class 2)
-----------------------------------
2004     278,545   11.50 to 11.57                      3,216,118  1.52% to 1.77%     5.12%      14.56%    to   14.84%
2003     229,929   10.04 to 10.08                      2,314,354  1.52% to 1.77%     5.78%      16.52%    to   16.80%
2002     249,887    8.61 to  8.63                      2,154,956  1.52% to 1.77%    11.69%     -25.21%    to  -25.03%
2001      74,892   11.51 to 11.52                        862,020  1.52% to 1.77%     2.63%     -10.43%(4) to  -10.36%(4)

Worldwide High Income Portfolio (Class 2)
-----------------------------------------
2004     398,777   18.50 to 18.66                      7,429,844  1.52% to 1.77%     6.39%       7.34%    to    7.61%
2003     348,406   17.23 to 17.34                      6,035,724  1.52% to 1.77%     8.00%      23.55%    to   23.86%
2002     185,985   13.95 to 14.00                      2,601,584  1.52% to 1.77%    14.25%      -2.36%    to   -2.11%
2001      47,815   14.29 to 14.30                        683,342  1.52% to 1.77%     2.99%      -1.40%(4) to   -1.31%(4)

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)
     -----------------------

                       At December 31                                        For the Year Ended December 31
----------------------------------------------------------------  ----------------------------------------------------
                     Unit Fair Value                              Expense Ratio   Investment        Total Return
                       Lowest to                    Net Assets        Lowest        Income           Lowest to
Year      Units     Highest ($) (15)                   ($)         to Highest(1)   Ratio(2)         Highest (3)
----   ----------   -----------------              -------------  --------------  ----------  ------------------------
Aggressive Growth Portfolio (Class 3)
-------------------------------------
2004      493,564   14.41 to 14.59                     7,188,034  1.52% to 1.97%     0.00%    14.23%     to 14.74%
2003      220,394   12.62 to 12.72                     2,800,069  1.52% to 1.97%     0.00%    25.64%     to 26.22%
2002       14,270   10.04 to 10.08                       143,649  1.52% to 1.97%     0.00%     0.32%(10) to  0.66%(10)
2001            -                -                             -              -         -                       -

Alliance Growth Portfolio (Class 3)
-----------------------------------
2004    2,410,119   28.45 to 28.76                    69,204,069  1.52% to 1.97%     0.12%     5.58%     to  6.06%
2003      878,657   26.95 to 27.12                    23,808,041  1.52% to 1.97%     0.11%    23.07%     to 23.62%
2002       74,029   21.90 to 21.94                     1,623,657  1.52% to 1.97%     0.00%     0.08%(10) to  0.27%(10)
2001            -                -                             -              -         -                       -

Blue Chip Growth Portfolio (Class 3)
------------------------------------
2004    1,329,936    5.90 to  5.96                     7,913,678  1.52% to 1.97%     0.00%     2.92%     to  3.40%
2003      600,344    5.73 to  5.77                     3,458,941  1.52% to 1.97%     0.00%    23.33%     to 23.82%
2002       32,633    4.65 to  4.66                       151,984  1.52% to 1.97%     0.00%     2.56%(10) to  2.85%(10)
2001            -                -                             -              -         -                       -

Cash Management Portfolio (Class 3)
-----------------------------------
2004    8,358,139   12.62 to 12.76                   106,434,930  1.52% to 1.97%     0.66%    -1.40%     to -0.94%
2003    4,592,502   12.80 to 12.88                    59,067,143  1.52% to 1.97%     2.70%    -1.52%     to -1.08%
2002      452,786   12.98 to 13.02                     5,890,439  1.52% to 1.97%     0.00%    -0.31%(10) to -0.05%(10)
2001            -                -                             -              -         -                       -

Corporate Bond Portfolio (Class 3)
----------------------------------
2004    4,980,011   16.85 to 16.97                    84,467,485  1.52% to 1.97%     6.00%     4.49%     to  4.95%
2003    1,672,182   16.12 to 16.17(16)                27,041,585  1.52% to 1.97%     8.27%     9.50%     to  9.99%
2002      133,675   14.70 to 14.74                     1,965,978  1.52% to 1.97%     0.00%     2.14%(10) to  2.43%(10)
2001            -                -                             -              -          -                      -

Davis Venture Value Portfolio (Class 3)
---------------------------------------
2004    7,041,367   30.98 to 31.30                   220,042,179  1.52% to 1.97%     0.82%    11.03%     to 11.53%
2003    2,690,527   27.90    28.07                    75,447,791  1.52% to 1.97%     0.99%    30.22%        30.80%
2002      197,298   21.42 to 21.46                     4,232,590  1.52% to 1.97%     0.00%     6.55%(10) to  6.72%(10)
2001            -                -                             -              -         -                       -

"Dogs" of Wall Street Portfolio (Class 3)
-----------------------------------------
2004    1,123,504   11.19 to 11.31                    12,678,068  1.52% to 1.97%     2.54%     7.24%     to  7.71%
2003      566,410   10.43 to 10.50                     5,941,636  1.52% to 1.97%     3.78%    17.37%     to 17.94%
2002       30,376    8.89 to  8.90                       270,372  1.52% to 1.97%     0.00%     9.06%(10) to  9.24%(10)
2001            -                -                             -              -         -                       -

Emerging Markets Portfolio (Class 3)
------------------------------------
2004    1,037,661   10.82 to 10.93                    11,307,326  1.52% to 1.97%     1.02%    21.87%     to 22.39%
2003      279,476    8.88 to  8.93                     2,493,972  1.52% to 1.97%     0.00%    49.20%     to 49.93%
2002       21,470    5.95 to  5.96                       127,859  1.52% to 1.97%     0.00%     8.48%(10) to  8.62%(10)
2001            -                -                             -              -         -                       -

Federated American Leaders Portfolio (Class 3)
----------------------------------------------
2004    1,803,078   17.18 to 17.47                    31,424,127  1.52% to 1.97%     1.59%     7.50%     to  7.98%
2003      479,279   15.98 to 16.18                     7,744,918  1.52% to 1.97%     1.89%    24.36%     to 25.34%
2002       68,432   12.85 to 12.91                       883,424  1.52% to 1.97%     0.00%     8.02%(10) to  8.55%(10)
2001            -                -                             -              -         -                       -

Foreign Value Portfolio (Class 3)
---------------------------------
2004   11,695,786   14.54 to 14.70                   171,656,726  1.52% to 1.97%     1.29%    17.43%     to 17.96%
2003    4,161,803   12.38 to 12.46                    51,821,309  1.52% to 1.97%     0.06%    31.90%     to 32.49%
2002      286,107    9.39 to  9.41                     2,690,488  1.52% to 1.97%     0.57%     4.65%(10) to  4.87%(10)
2001            -                -                             -              -         -                       -

Global Bond Portfolio (Class 3)
-------------------------------
2004      984,302   16.76 to 16.97                    16,657,356  1.52% to 1.97%     0.00%     1.69%     to  2.14%
2003      437,839   16.48 to 16.61                     7,261,358  1.52% to 1.97%     0.00%     1.31%     to  1.76%
2002       17,670   16.25 to 16.32                       288,310  1.52% to 1.97%     0.00%     0.93%(10) to  1.42%(10)
2001            -                -                             -              -         -                       -

Global Equities Portfolio (Class 3)
-----------------------------------
2004      421,371   16.95 to 17.13                     7,200,517  1.52% to 1.97%     0.12%     9.44%     to  9.91%
2003      178,794   15.49 to 15.58(16)                 2,782,623  1.52% to 1.97%     0.13%    23.67%     to 24.21%(17)
2002        9,243   12.52 to 12.55                       115,958  1.52% to 1.97%     0.00%     6.93%(10) to  7.16%(10)
2001            -                -                             -              -         -                       -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.  UNIT VALUES (Continued)
    -----------------------

                  At December 31                                             For the Year Ended December 31
------------------------------------------------------------ ---------------------------------------------------------------
                        Unit Fair Value                       Expense Ratio  Investment                Total Return
                          Lowest to             Net Assets       Lowest        Income                   Lowest to
 Year     Units        Highest ($) (15)             ($)       to Highest (1)  Ratio (2)                 Highest (3)
------ ------------- ---------------------     -----------   --------------- ----------      -------------------------------
Goldman Sachs Research Portfolio (Class 3)
------------------------------------------
2004     140,999      6.85    to      6.91         971,168   1.52% to 1.97%      0.00%       10.65%        to     11.03%
2003      30,118      6.19    to      6.22         187,086   1.52% to 1.97%      0.00%       22.50%        to     23.05%
2002       2,714      5.05    to      5.06          13,727   1.52% to 1.97%      0.00%        8.13%(10)    to      8.20%(10)
2001           -                         -               -               -          -                                 -

Growth-Income Portfolio (Class 3)
---------------------------------
2004     669,308     27.81    to     28.12      18,778,665   1.52% to 1.97%      0.57%        9.09%        to      9.58%
2003     361,011     25.50    to     25.66       9,251,442   1.52% to 1.97%      1.04%       22.87%        to     23.43%
2002      68,132     20.75    to     20.79       1,415,931   1.52% to 1.97%      0.00%        3.21%(10)    to      3.41%(10)
2001           -                         -               -               -          -                                 -

Growth Opportunities Portfolio (Class 3)
----------------------------------------
2004     769,459      4.67    to      4.75       3,645,824   1.52% to 1.97%      0.00%        3.87%        to      4.31%
2003     414,765      4.49    to      4.56       1,887,938   1.52% to 1.97%      0.00%       31.11%        to     32.64%
2002      56,813      3.43    to      3.44         195,143   1.52% to 1.97%      0.00%        6.07%(10)    to      6.36%(10)
2001           -                         -               -               -          -                                 -

High-Yield Bond Portfolio (Class 3)
-----------------------------------
2004   2,535,698     17.07    to     17.29      43,718,981   1.52% to 1.97%      9.55%       14.88%        to     15.41%
2003   1,752,691     14.86    to     14.98      26,197,749   1.52% to 1.97%      8.44%       28.61%        to     29.27%
2002     115,765     11.56    to     11.59       1,339,542   1.52% to 1.97%      0.00%        5.52%(10)    to      5.80%(10)
2001           -                         -               -               -          -                                 -

International Diversified Equities Portfolio (Class 3)
------------------------------------------------------
2004   9,541,923     10.52    to     10.63     101,220,144   1.52% to 1.97%      2.30%       13.95%        to     14.46%
2003   3,686,965      9.23    to      9.29      34,195,694   1.52% to 1.97%      6.91%       28.93%        to     29.52%
2002     210,168      7.16    to      7.17       1,506,305   1.52% to 1.97%      0.00%        2.32%(10)    to      2.51%(10)
2001           -                         -               -               -          -                                 -

International Growth and Income Portfolio (Class 3)
---------------------------------------------------
2004   2,648,598     13.19    to     13.31      35,194,607   1.52% to 1.97%      1.26%       18.22%        to     18.75%
2003   1,168,993     11.16    to     11.20      13,093,660   1.52% to 1.97%      1.65%       33.93%        to     34.51%
2002     115,317      8.33    to      8.34         960,599   1.52% to 1.97%      0.00%        4.11%(10)    to      4.29%(10)
2001           -                         -               -               -          -                                 -

Marsico Growth Portfolio (Class 3)
----------------------------------
2004   2,232,718     10.29    to     10.39      23,167,131   1.52% to 1.97%      0.00%        8.81%        to      9.31%
2003   1,300,665      9.46    to      9.51      12,352,523   1.52% to 1.97%      0.00%       27.38%        to     27.96%
2002     101,980      7.42    to      7.43         757,390   1.52% to 1.97%      0.00%       -2.92%(12)    to     -2.60%(10)
2001           -                         -               -               -          -                                 -

MFS Massachusetts Investors Trust Portfolio (Class 3)
-----------------------------------------------------
2004   1,697,663     19.54    to     19.75      33,465,893   1.52% to 1.97%      0.71%        9.42%        to      9.90%
2003     831,007     17.86    to     17.97      14,918,833   1.52% to 1.97%      1.02%       19.82%        to     20.36%
2002      53,532     14.90    to     14.93         799,034   1.52% to 1.97%      0.00%        5.81%(10)    to      6.00%(10)
2001           -                         -               -               -          -                                 -

MFS Mid-Cap Growth Portfolio (Class 3)
--------------------------------------
2004   5,194,249     10.41    to     10.53      54,574,948   1.52% to 1.97%      0.00%       11.59%        to     12.09%
2003   2,839,185      9.33    to      9.39      26,634,953   1.52% to 1.97%      0.00%       34.25%        to     34.85%
2002     213,285      6.95    to      6.96       1,484,978   1.52% to 1.97%      0.00%        6.51%(10)    to      6.73%(10)
2001           -                         -               -               -          -                                 -

MFS Total Return Portfolio (Class 3)
------------------------------------
2004   5,322,826     24.63    to     24.93     132,416,887   1.52% to 1.97%      0.20%        8.87%        to      9.36%
2003   2,258,368     22.62    to     22.80      51,426,805   1.52% to 1.97%      6.03%       14.32%        to     14.83%
2002     181,366     19.79    to     19.85       3,598,858   1.52% to 1.97%      0.00%        4.37%(10)    to      4.70%(10)
2001           -                         -               -               -          -                                 -

Putnam Growth: Voyager Portfolio (Class 3)
------------------------------------------
2004     185,991     16.90    to     17.33       3,213,032   1.52% to 1.97%      0.00%        2.68%        to      3.16%
2003     141,442     16.46    to     16.80       2,371,873   1.52% to 1.97%      0.12%       20.05%        to     21.84%
2002      31,739     13.71    to     13.78         437,384   1.52% to 1.97%      0.00%        4.03%(10)    to      4.60%(10)
2001           -                         -               -               -          -                                 -

Real Estate Portfolio (Class 3)
-------------------------------
2004   1,398,233     21.01    to     21.22      29,611,420   1.52% to 1.97%      2.83%       31.62%        to     32.21%
2003     594,842     15.96    to     16.05       9,535,274   1.52% to 1.97%      3.64%       34.97%        to     35.60%
2002      36,041     11.82    to     11.84         426,417   1.52% to 1.97%      0.00%        2.39%(10)    to      2.54%(10)
2001           -                         -               -               -          -                                 -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                          At December 31                                For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                      Unit Fair Value                     Expense Ratio   Investment         Total Return
                         Lowest to           Net Assets       Lowest        Income            Lowest to
Year     Units        Highest ($) (15)           ($)      to Highest (1)   Ratio (2)         Highest (3)
----  ----------    -------------------      -----------  --------------  ----------   ------------------------
Small & Mid Cap Value Portfolio (Class 3)
-----------------------------------------
2004   7,568,354    15.59   to    15.77      119,131,771  1.52% to 1.97%     0.42%      15.54%       to   16.05%
2003   2,550,372    13.50   to    13.59       34,616,193  1.52% to 1.97%     0.01%      33.64%       to   34.25%
2002     175,424    10.10   to    10.12        1,774,785  1.52% to 1.97%     0.07%      10.03% (10)  to   10.27%(10)
2001           -                      -                -              -         -                             -

SunAmerica Balanced Portfolio (Class 3)
---------------------------------------
2004     812,328    14.68   to    14.84       12,029,966  1.52% to 1.97%     1.47%       4.43%       to    4.91%
2003     397,349    14.06   to    14.15        5,614,623  1.52% to 1.97%     3.22%      12.59%       to   13.11%
2002      25,087    12.49   to    12.51          313,544  1.52% to 1.97%     0.00%      -0.24% (10)  to   -0.07%(10)
2001           -                      -                -              -         -                             -

Technology Portfolio (Class 3)
------------------------------
2004   3,648,226     2.41   to     2.44        8,870,679  1.52% to 1.97%     0.00%      -4.67%       to   -4.24%
2003   2,018,618     2.53   to     2.54        5,131,029  1.52% to 1.97%     0.00%      47.53%       to   48.20%
2002     147,353     1.71   to     1.72          252,890  1.52% to 1.97%     0.00%      19.66% (10)  to   19.85%(10)
2001           -                      -                -              -         -                             -

Telecom Utility Portfolio (Class 3)
-----------------------------------
2004       7,468    11.19   to    11.55           85,506  1.52% to 1.97%     4.92%      14.23%       to   14.72%
2003       4,464     9.79   to    10.07           44,646  1.52% to 1.97%    10.96%      13.96%       to   16.76%
2002          37     8.59   to     8.62              322  1.52% to 1.97%     0.00%       5.17% (12)  to    5.52%(12)
2001           -                      -                -              -         -                             -

Worldwide High Income Portfolio (Class 3)
-----------------------------------------
2004      49,363    18.17   to    18.65          917,051  1.52% to 1.97%     6.71%       7.01%       to    7.50%
2003      26,197    16.98   to    17.34          453,299  1.52% to 1.97%    20.48%      21.77%       to   23.94%
2002          22    13.94   to    13.99              310  1.52% to 1.97%     0.00%       3.98% (12)  to    4.36%(12)
2001           -                      -                -              -         -                             -

Comstock Portfolio (Class II)
-----------------------------
2004  22,295,013    11.92   to    12.15      269,006,904  1.52% to 1.97%     0.66%      15.14%       to   15.66%
2003  14,950,268    10.35   to    10.50      155,970,767  1.52% to 1.97%     0.65%      28.22%       to   28.80%
2002   8,525,888     8.07   to     8.17       69,071,417  1.52% to 1.97%     0.27%     -21.30%       to  -20.71%
2001     786,901    10.21   to    10.34        8,039,411  1.52% to 1.97%     0.00%       2.14% (5)   to    3.52%(5)

Emerging Growth Portfolio (Class II)
------------------------------------
2004   3,220,823     9.11   to     9.21 (16)  29,266,860  1.52% to 1.97%     0.00%       4.70%       to    5.17%
2003   2,923,540     8.70   to     8.76 (16)  25,259,965  1.52% to 1.97%     0.00%      24.57%       to   25.13%
2002   1,545,515     6.84   to     7.00       10,675,131  1.52% to 1.97%     0.03%     -33.92%       to  -33.67%
2001     152,377    10.33   to    10.57        1,582,599  1.52% to 1.97%     0.00%       3.34% (5)   to    4.69%(5)

Growth & Income Portfolio (Class II)
------------------------------------
2004  21,776,653    12.39   to    12.52 (16) 271,558,342  1.52% to 1.97%     0.61%      11.90%       to   12.41%
2003  12,951,994    11.07   to    11.14 (16) 143,874,667  1.52% to 1.97%     0.54%      25.20%       to   25.77%
2002   6,179,403     8.79   to     8.86       54,671,463  1.52% to 1.97%     0.22%     -16.32%       to  -16.03%
2001     270,425    10.47   to    10.56        2,854,121  1.52% to 1.97%     0.00%       3.84% (6)   to    5.56%(5)

Balanced Portfolio (Class 1)
----------------------------
2004  17,103,475     8.80   to     8.92      151,947,986  1.40% to 1.80%     1.84%       8.16%       to    8.59%
2003  13,842,218     8.14   to     8.21      113,349,873  1.40% to 1.80%     2.34%      20.56%       to   21.04%
2002   8,307,418     6.75   to     6.79       56,256,951  1.40% to 1.80%     2.02%     -10.40%       to  -10.04%
2001   1,147,567     7.53   to     7.54        8,649,750  1.40% to 1.80%     0.00%      -0.59% (4)   to   -0.42%(4)

Conservative Balanced Portfolio (Class 1)
-----------------------------------------
2004   2,264,674     6.50   to     6.58       14,872,611  1.40% to 1.80%     1.99%       6.28%       to    6.71%
2003   1,796,864     6.12   to     6.17       11,062,689  1.40% to 1.80%     2.06%      15.00%       to   15.46%
2002     991,862     5.32   to     5.34        5,293,412  1.40% to 1.80%     0.67%      -3.99%       to   -3.61%
2001     143,682     5.54   to     5.55          796,457  1.40% to 1.80%     0.00%       0.45% (4)   to    0.59%(4)

Conservative Growth Portfolio (Class 1)
---------------------------------------
2004   7,982,301     9.17   to     9.29       73,797,945  1.40% to 1.80%     1.36%       9.78%       to   10.22%
2003   7,321,077     8.35   to     8.43       61,463,053  1.40% to 1.80%     2.09%      26.45%       to   26.96%
2002   4,658,781     6.60   to     6.64       30,829,627  1.40% to 1.80%     2.89%     -17.01%       to  -16.69%
2001     694,238     7.93   to     7.97        5,523,188  1.40% to 1.80%     0.00%      -2.86% (4)   to   -2.42%(4)

Equity Income Fund (Class 1)
----------------------------
2004   2,611,510     8.20   to     8.31       21,639,735  1.40% to 1.80%     1.77%      17.00%       to   17.47%
2003   2,359,443     7.01   to     7.08       16,659,742  1.40% to 1.80%     2.55%      27.78%       to   28.30%
2002   1,666,406     5.48   to     5.52        9,177,433  1.40% to 1.80%     1.94%     -14.06%       to  -13.72%
2001     196,094     6.38   to     6.39        1,252,845  1.40% to 1.80%     0.00%       1.47% (4)   to    1.65%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                        At December 31                                For the Year Ended December 31
      --------------------------------------------------  ----------------------------------------------------
                     Unit Fair Value                      Expense Ratio   Investment        Total Return
                        Lowest to            Net Assets       Lowest        Income            Lowest to
Year     Units       Highest ($) (15)            ($)      to Highest (1)   Ratio (2)         Highest (3)
----  ----------   -------------------       -----------  --------------  ----------   -----------------------
Flexible Income Portfolio (Class 1)
-----------------------------------
2004   4,698,052    7.60     to   7.72        36,143,342  1.40% to 1.80%     3.33%       4.57%      to    4.99%
2003   3,799,248    7.27     to   7.35        27,846,432  1.40% to 1.80%     2.44%      11.28%      to   11.73%
2002   2,083,910    6.53     to   6.58        13,683,644  1.40% to 1.80%     0.59%       0.32%      to    0.72%
2001     363,792    6.51     to   6.54         2,373,837  1.40% to 1.80%     0.00%       1.69% (4)  to     2.04%(4)

Growth Fund (Class 1)
---------------------
2004     265,990    6.52     to   6.61         1,752,597  1.40% to 1.80%     0.00%       6.29%      to    6.72%
2003     255,811    6.13     to   6.19         1,580,583  1.40% to 1.80%     0.00%      26.88%      to   27.39%
2002     197,794    4.83     to   4.86           960,165  1.40% to 1.80%     0.00%     -32.24%      to  -31.97%
2001      41,641    7.13     to   7.15           297,497  1.40% to 1.80%     0.00%     -11.92% (4)  to  -11.71%(4)

Growth & Income Fund (Class 1)
------------------------------
2004   1,406,715    6.24     to   6.32         8,860,014  1.40% to 1.80%     1.05%       7.14%      to    7.57%
2003   1,229,108    5.82     to   5.88         7,203,781  1.40% to 1.80%     1.24%      24.54%      to   25.04%
2002     724,134    4.67     to   4.70         3,397,213  1.40% to 1.80%     0.72%     -22.56%      to  -22.25%
2001     166,373    6.03     to   6.05         1,005,104  1.40% to 1.80%     0.00%      -5.32% (4)  to   -5.12%(4)

Income Fund (Class 1)
---------------------
2004   1,419,702    6.88     to   6.97         9,872,875  1.40% to 1.80%     5.68%       3.68%      to    4.09%
2003   1,494,674    6.63     to   6.70         9,994,752  1.40% to 1.80%     6.18%       7.82%      to    8.26%
2002     857,444    6.15     to   6.19         5,296,791  1.40% to 1.80%     3.71%       7.67%      to    8.10%
2001     132,274    5.71     to   5.73           756,730  1.40% to 1.80%     0.00%       3.78% (4)  to    3.99%(4)

International Growth Fund (Class 1)
-----------------------------------
2004      91,001    5.62     to   5.66           514,659  1.40% to 1.80%     1.11%      11.58%      to   12.04%
2003      36,535    5.04     to   5.05           184,369  1.40% to 1.80%     1.29%      33.09%      to   33.61%
2002      25,477    3.78     to   3.78            96,349  1.40% to 1.80%     0.93%     -17.18%      to  -16.89%
2001       5,474    4.55     to   4.57            24,920  1.40% to 1.80%     0.00%      -3.05% (4)  to   -2.65%(4)

Mid Cap Stock Fund (Class 1)
----------------------------
2004     644,391    8.29     to   8.40         5,396,331  1.40% to 1.80%     1.62%      12.55%      to   13.00%
2003     426,405    7.37     to   7.43         3,162,251  1.40% to 1.80%     0.31%      25.46%      to   25.96%
2002     262,305    5.87     to   5.90         1,545,047  1.40% to 1.80%     0.20%     -11.94%      to  -11.60%
2001      59,152    6.67     to   6.68           394,646  1.40% to 1.80%     0.00%       2.77% (4)  to    2.89%(4)

Money Market Fund (Class 1)
---------------------------
2004     724,436    5.62     to   5.72         4,137,109  1.40% to 1.80%     0.86%      -0.96%      to   -0.55%
2003     772,790    5.67     to   5.75 (16)    4,437,070  1.40% to 1.80%     0.00%      -1.15%      to   -0.75%
2002     723,713    5.74     to   5.81         4,192,292  1.40% to 1.80%     1.27%      -0.43%      to   -0.03%
2001      78,473    5.76     to   5.82           455,028  1.40% to 1.80%     0.73%       0.14% (4)  to    1.17%(4)

REIT Fund (Class 1)
-------------------
2004      41,375   14.89     to  14.99 (16)      619,770  1.40% to 1.80%     1.33%      29.94%      to   31.06%(17)
2003          39   11.43     to  11.46 (16)          452  1.40% to 1.80%     0.00%      14.34% (13) to   14.62%(13)(17)
2002           -       -             -                 -              -         -           -                -
2001           -       -             -                 -              -         -           -                -

Short Term Income Fund (Class 1)
--------------------------------
2004     599,257    6.39     to   6.49         3,875,626  1.40% to 1.80%     3.93%       0.25%      to    0.65%
2003     693,162    6.38     to   6.44         4,457,940  1.40% to 1.80%     6.14%       3.64%      to    4.06%
2002     329,922    6.15     to   6.20         2,038,212  1.40% to 1.80%     2.49%       4.38%      to    4.80%
2001      20,602    5.89     to   5.92           121,619  1.40% to 1.80%     0.00%       2.91% (4)  to    3.39%(4)

Small Cap Growth Fund (Class 1)
-------------------------------
2004     337,467    6.67     to   6.75         2,271,166  1.40% to 1.80%     0.00%       2.81%      to    3.22%
2003     244,843    6.49     to   6.54         1,597,697  1.40% to 1.80%     0.00%      68.36%      to   69.03%
2002     124,815    3.85     to   3.87           482,497  1.40% to 1.80%     0.00%     -48.09%      to  -47.88%
2001      18,942    7.42     to   7.44           140,648  1.40% to 1.80%     0.00%     -10.27% (4)  to  -10.11%(4)

Strategic Growth Portfolio (Class 1)
------------------------------------
2004   1,918,099    9.95     to  10.07 (16)   19,241,277  1.40% to 1.80%     0.65%      10.82%      to   11.26%
2003   1,520,558    8.98     to   9.05 (16)   13,717,984  1.40% to 1.80%     1.38%      30.70%      to   31.23%
2002     918,045    6.86     to   6.90         6,316,415  1.40% to 1.80%     3.83%     -21.94%      to  -21.62%
2001     138,403    8.78     to   8.80         1,216,910  1.40% to 1.80%     0.00%      -4.43% (4)  to   -4.24%(4)

U.S. Government Securities Fund (Class 1)
-----------------------------------------
2004   2,299,797    6.39     to   6.47        14,843,010  1.40% to 1.80%     3.89%       1.93%      to    2.34%
2003   3,168,730    6.27     to   6.32        20,001,877  1.40% to 1.80%     5.15%       0.31%      to    0.72%
2002   2,219,244    6.25     to   6.28        13,912,635  1.40% to 1.80%     2.94%       6.93%      to    7.37%
2001     280,453    5.84     to   5.85         1,638,908  1.40% to 1.80%     0.00%       2.96% (4)  to    3.10%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                                  At December 31                                For the Year Ended December 31
             ------------------------------------------------------  -------------------------------------------------------------
                                  Unit Fair Value                    Expense Ratio   Investment            Total Return
                                    Lowest to            Net Assets      Lowest        Income                Lowest to
 Year          Units               Highest($)(15)            ($)     to Highest (1)   Ratio (2)             Highest (3)
----         ----------         ------------------       ----------  --------------  ----------  ---------------------------------
West Coast Equity Fund (Class 1)
--------------------------------
2004          1,358,062         10.52     to 10.66       14,438,128  1.40% to 1.80%     0.26%      11.01%       to       11.46%
2003          1,119,812          9.47     to  9.56       10,685,593  1.40% to 1.80%     0.27%      40.80%       to       41.37%
2002            753,358          6.73     to  6.77        5,088,442  1.40% to 1.80%     0.49%     -23.93%       to      -23.62%
2001             90,244          8.84     to  8.86          798,661  1.40% to 1.80%     0.00%      -6.38%(4)    to       -6.22%(4)

Balanced Portfolio (Class 2)
----------------------------
2004         14,862,942          8.71     to  8.83      130,881,501  1.52% to 1.95%     1.70%       7.71%       to        8.18%
2003          9,477,417          8.09     to  8.16       77,198,534  1.52% to 1.95%     2.06%      20.10%       to       20.63%
2002          4,444,727          6.73     to  6.77       30,039,868  1.52% to 1.95%     2.08%     -10.74%       to        5.53%(10)
2001            192,421          7.54     to  7.55        1,452,687  1.55% to 1.95%     0.00%       2.66%(6)    to        2.81%(6)

Conservative Balanced Portfolio (Class 2)
-----------------------------------------
2004          2,311,026          6.44     to  6.52       15,053,195  1.55% to 1.95%     1.88%       5.80%       to        6.22%
2003          1,108,644          6.09     to  6.14        6,800,644  1.55% to 1.95%     1.73%      14.57%       to       15.04%
2002            392,944          5.31     to  5.34        2,096,260  1.55% to 1.95%     0.67%      -4.33%       to       -3.96%
2001             36,925          5.55     to  5.57          205,218  1.55% to 1.95%     0.00%       1.19%(6)    to        1.39%(6)

Conservative Growth Portfolio (Class 2)
---------------------------------------
2004          5,494,544          9.05     to  9.16(16)   50,212,271  1.52% to 1.95%     1.26%       9.42%       to        9.90%
2003          3,573,610          8.27     to  8.33       29,733,408  1.52% to 1.95%     1.95%      25.89%       to       26.45%
2002          2,112,516          6.57     to  6.59       13,916,380  1.52% to 1.95%     3.05%     -17.31%       to        6.56%(10)
2001            141,762          7.94     to  7.95        1,126,916  1.55% to 1.95%     0.00%       3.93%(6)    to        4.05%(6)

Equity Income Fund (Class 2)
----------------------------
2004          2,260,288          8.08     to  8.19       18,459,243  1.55% to 1.95%     1.58%      16.52%       to       16.99%
2003          1,463,207          6.94     to  7.00       10,218,103  1.55% to 1.95%     2.27%      27.23%       to       27.74%
2002            990,959          5.45     to  5.48        5,420,503  1.55% to 1.95%     2.08%     -14.32%       to      -14.00%
2001             57,170          6.36     to  6.37          364,057  1.55% to 1.95%     0.00%       2.71%(6)    to        2.77%(6)

Flexible Income Portfolio (Class 2)
-----------------------------------
2004          8,110,654          7.55     to  7.62       61,768,123  1.55% to 1.95%     3.14%       4.18%       to        4.61%
2003          4,480,205          7.24     to  7.29       32,623,129  1.55% to 1.95%     2.12%      10.84%       to       11.29%
2002          1,395,827          6.54     to  6.55        9,135,987  1.55% to 1.95%     0.49%      -0.03%       to        0.35%
2001             27,848          6.52     to  6.54          181,709  1.55% to 1.95%     0.00%       0.11%(6)    to        0.33%(6)

Growth Fund (Class 2)
---------------------
2004            193,649          6.45     to  6.54        1,263,148  1.55% to 1.95%     0.00%       5.93%       to        6.35%
2003            197,257          6.09     to  6.15        1,210,182  1.55% to 1.95%     0.00%      26.33%       to       26.84%
2002            128,401          4.82     to  4.85          621,532  1.55% to 1.95%     0.00%     -32.42%       to      -32.21%
2001              4,400          7.14     to  7.15           31,455  1.55% to 1.95%     0.00%       5.08%(6)    to        5.28%(6)

Growth & Income Fund (Class 2)
------------------------------
2004            540,874          6.14     to  6.22        3,353,282  1.55% to 1.95%     0.91%       6.68%       to        7.11%
2003            463,473          5.75     to  5.81        2,685,128  1.55% to 1.95%     1.07%      24.05%       to       24.55%
2002            279,444          4.64     to  4.66        1,300,502  1.55% to 1.95%     0.77%     -22.89%       to      -22.52%
2001             18,544          6.01     to  6.03          111,519  1.55% to 1.95%     0.00%       2.81%(6)    to        3.09%(6)

Income Fund (Class 2)
---------------------
2004          3,337,116          6.83     to  6.92       23,063,724  1.55% to 1.95%     5.76%       3.28%       to        3.69%
2003          3,154,678          6.62     to  6.67       21,031,226  1.55% to 1.95%     5.83%       7.36%       to        7.79%
2002          1,324,319          6.16     to  6.19        8,189,881  1.55% to 1.95%     3.06%       7.31%       to        7.74%
2001             62,974          5.74     to  5.75          361,838  1.55% to 1.95%     0.00%      -1.23%(6)    to       -1.14%(6)

International Growth Fund (Class 2)
-----------------------------------
2004             46,252          5.58     to  5.60(16)      258,869  1.55% to 1.95%     1.09%      11.11%       to       11.58%
2003             32,196          5.02     to  5.02(16)      161,536  1.55% to 1.95%     1.01%      32.47%       to       33.02%
2002             24,725          3.76     to  3.79           93,445  1.55% to 1.95%     1.57%     -17.34%       to      -16.64%
2001                  6             -         4.55               31  1.55% to 1.95%     0.00%          -                  4.09%(6)

Mid Cap Stock Fund (Class 2)
----------------------------
2004            310,386          8.16     to  8.27        2,559,976  1.55% to 1.95%     0.19%      12.07%       to       12.52%
2003            206,416          7.28     to  7.35        1,513,958  1.55% to 1.95%     0.15%      24.99%       to       25.50%
2002            115,793          5.83     to  5.86          676,899  1.55% to 1.95%     0.17%     -12.25%       to      -11.90%
2001              5,524          6.64     to  6.66           36,706  1.55% to 1.95%     0.00%       7.38%(6)    to        7.68%(6)

Money Market Fund (Class 2)
---------------------------
2004            951,574          5.58     to  5.65        5,369,307  1.55% to 1.95%     0.64%      -1.35%       to       -0.94%
2003            539,334          5.66     to  5.70        3,070,680  1.55% to 1.95%     0.00%      -1.55%       to       -1.15%
2002            811,865          5.75     to  5.77        4,680,826  1.55% to 1.95%     1.03%      -0.83%       to       -0.42%
2001             32,668                       5.79          189,232  1.55% to 1.95%     0.10%      -0.09%(6)    to        0.04%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                                      At December 31                                   For the Year Ended December 31
              ----------------------------------------------------------- --------------------------------------------------------
                                      Unit Fair Value                     Expense Ratio  Investment          Total Return
                                        Lowest to              Net Assets    Lowest      Income                Lowest to
Year            Units                 Highest ($) (15)           ($)      to Highest (1) Ratio (2)            Highest (3)
----          ---------         --------------------------     ---------- -------------- ----------  -----------------------------
REIT Fund (Class 2)
-------------------
2004             12,753         14.71     to         15.13        192,855 1.55% to 1.95%  1.04%      29.08%     to       31.18%
2003                 26         11.39     to         11.54            302 1.55% to 1.95%  0.00%      13.93%(13) to       15.35%(13)
2002                  -             -                    -              -              -      -           -                   -
2001                  -             -                    -              -              -      -           -                   -

Short Term Income Fund (Class 2)
--------------------------------
2004          1,082,867          6.34     to          6.41      6,932,898 1.55% to 1.95%  4.00%      -0.36%     to        0.04%
2003            959,531          6.36     to          6.41      6,143,271 1.55% to 1.95%  0.00%       3.43%     to        3.85%
2002            192,367          6.15     to          6.17      1,186,149 1.55% to 1.95%  3.57%       3.84%     to        4.26%
2001              3,385          5.92     to          5.93         20,028 1.55% to 1.95%  0.00%      -0.09%(6)  to        0.06%(6)

Small Cap Growth Fund (Class 2)
-------------------------------
2004            175,772          6.60     to          6.66      1,168,947 1.55% to 1.95%  0.00%       2.47%     to        2.89%
2003            159,481          6.44     to          6.47      1,031,091 1.55% to 1.95%  0.00%      67.65%     to       68.32%
2002             60,788          3.84     to          3.85        233,628 1.55% to 1.95%  0.00%     -48.25%     to      -48.08%
2001              4,493          7.41     to          7.42         33,280 1.55% to 1.95%  0.00%      21.29%(6)  to       21.58%(6)

Strategic Growth Portfolio (Class 2)
------------------------------------
2004          1,494,603          9.82     to          9.96     14,836,003 1.52% to 1.95%  0.56%      10.37%     to       10.85%
2003            855,160          8.90     to          8.99      7,660,858 1.52% to 1.95%  1.12%      30.20%     to       30.77%
2002            338,480          6.83     to          6.87      2,319,061 1.52% to 1.95%  3.50%     -22.11%     to        7.64%(7)
2001             36,391          8.76     to          8.77        318,978 1.55% to 1.95%  0.00%       5.18%(6)  to        5.32%(6)

U.S. Government Securities Fund (Class 2)
-----------------------------------------
2004          2,000,572          6.30     to          6.36     12,714,269 1.55% to 1.95%  3.67%       1.59%     to        1.99%
2003          2,594,953          6.20     to          6.24     16,176,032 1.55% to 1.95%  5.30%      -0.10%     to        0.30%
2002          1,971,991          6.20     to          6.22     12,261,264 1.55% to 1.95%  2.78%       6.49%     to        6.91%
2001            129,528          5.82     to          5.83        753,700 1.55% to 1.95%  0.00%      -2.11%(6)  to       -1.97%(6)

West Coast Equity Fund (Class 2)
--------------------------------
2004            772,450         10.34     to         10.48      8,075,522 1.55% to 1.95%  0.14%      10.54%     to       10.99%
2003            548,933          9.36     to          9.44      5,171,578 1.55% to 1.95%  0.14%      40.18%     to       40.74%
2002            345,471          6.68     to          6.71      2,313,911 1.55% to 1.95%  0.62%     -24.10%     to      -23.84%
2001              6,624          8.80     to          8.81         58,327 1.55% to 1.95%  0.00%       6.62%(6)  to        6.76%(6)

Nations Asset Allocation Portfolio (Class 2)
--------------------------------------------
2004            145,751         10.16     to         10.24      1,491,383 1.52% to 1.77%  1.42%       6.31%     to        6.58%
2003            133,666          9.56     to          9.61      1,283,500 1.52% to 1.77%  1.71%      17.00%(14) to       17.30%(17)
2002             39,141          8.17     to          8.19        320,275 1.52% to 1.77%  1.97%     -15.05%     to      -14.84%
2001              6,735          9.61     to          9.62         64,771 1.52% to 1.77%  6.43%      -3.85%(7)  to       -3.82%(7)

Nations Capital Growth Portfolio (Class 2)
------------------------------------------
2004             -               -                    -           -              -        -              -                 -
2003            106,363          8.29     to          8.35        887,450 1.52% to 1.77%  0.03%      22.41%(14) to       22.75%(17)
2002             69,905          6.77     to          6.80        474,292 1.52% to 1.77%  0.13%     -31.29%     to      -31.12%
2001             40,011          9.85     to          9.87        394,567 1.52% to 1.77%  0.28%      -1.45%(7)  to       -1.26%(7)

Nations High Yield Bond Portfolio (Class 2)
-------------------------------------------
2004          1,849,045         14.24     to         14.46     26,605,972 1.52% to 1.97%  7.26%       9.23%     to        9.73%
2003          1,240,366         13.04     to         13.18     16,287,265 1.52% to 1.97%  9.03%      28.65%     to       29.24%(17)
2002            525,866         10.13     to         10.20      5,347,918 1.52% to 1.97% 10.75%       0.26%     to        0.65%
2001            120,086         10.10     to         10.13      1,216,270 1.52% to 1.97% 25.43%       1.22%(7)  to        2.85%(4)

Nations International Value Portfolio (Class 2)
-----------------------------------------------
2004            599,884         12.97     to         13.23      7,856,316 1.52% to 1.97%  1.54%      19.96%     to       20.50%
2003            663,987         10.81     to         10.98      7,229,153 1.52% to 1.97%  1.30%      48.33%     to       49.00%
2002            731,079          7.29     to          7.37      5,350,084 1.52% to 1.97%  2.01%     -17.51%     to      -16.90%
2001            153,327          8.84     to          8.87      1,357,166 1.52% to 1.97%  1.81%     -11.60%(7)  to        2.89%(4)

Nations Marsico Focused Equities Portfolio (Class 2)
----------------------------------------------------
2004          4,478,641         10.22     to         10.33(16) 46,102,891 1.52% to 1.97%  0.00%       9.18%     to        9.67%
2003          2,485,461          9.36     to          9.42(16) 23,341,858 1.52% to 1.97%  0.00%      30.51%     to       31.10%(17)
2002          1,021,100          7.12     to          7.19      7,318,854 1.52% to 1.97%  0.00%     -16.64%     to      -16.33%
2001            158,828          8.54     to          8.60      1,358,098 1.52% to 1.97%  0.00%     -19.16%     to        4.63%

Nations Marsico Growth Portfolio (Class 2)
------------------------------------------
2004            632,492          9.49     to          9.58      6,050,578 1.52% to 1.77%  0.00%      11.05%     to       11.33%
2003            369,519          8.55     to          8.60      3,174,634 1.52% to 1.77%  0.00%      28.30%(14) to       28.62%(17)
2002            232,550          6.66     to          6.69      1,553,431 1.52% to 1.77%  0.00%     -17.60%     to      -17.40%
2001            119,329          8.08     to          8.10        965,682 1.52% to 1.77%  0.00%     -18.99%     to      -18.88%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                          At December 31                                        For the Year Ended December 31
     -----------------------------------------------------   --------------------------------------------------------------
                      Unit Fair Value                        Expense Ratio    Investment            Total Return
                        Lowest to              Net Assets       Lowest         Income                Lowest to
Year    Units        Highest ($) (15)              ($)       to Highest (1)   Ratio (2)               Highest (3)
---------------  -------------------------     -----------   --------------   ----------    -------------------------------
Nations Marsico 21st Century Portfolio (Class 2)
------------------------------------------------
2004    100,867   12.78    to        12.90       1,298,934    1.52% to 1.77%        0.00%         20.21%      to      20.51%
2003     86,139   10.64    to        10.71         920,735    1.52% to 1.77%        0.00%         46.26%(14)  to      46.63%(17)
2002     49,007    7.27    to         7.30         357,174    1.52% to 1.77%        0.00%         -9.81%      to      -9.58%
2001     37,162    8.06    to         8.07         299,852    1.52% to 1.77%        0.00%        -19.37%(7)   to      19.25%(7)

Nations Marsico International Opportunities Portfolio (Class 2)
---------------------------------------------------------------
2004    383,059   13.55    to        13.65       5,225,332    1.52% to 1.77%        0.39%         14.55%      to      14.84%
2003    192,174   11.83    to        11.89       2,283,113    1.52% to 1.77%        0.02%         37.81%(14)  to      38.15%(11)(17)
2002     18,926    8.59    to         8.60         162,764    1.52% to 1.77%        0.07%         -8.97%      to      -8.74%
2001      1,128       -               9.43          10,632    1.52% to 1.77%        0.42%         -5.73%(7)   to      -5.68%(7)

Nations MidCap Growth Portfolio (Class 2)
-----------------------------------------
2004    246,614    7.57    to         8.20       1,982,491    1.52% to 1.77%        0.00%         12.09%      to      12.37%
2003    283,225    6.76    to         7.29       2,026,521    1.52% to 1.77%        0.00%         25.24%(14)  to      25.55%(11)(17)
2002    144,587    5.40    to         5.81         825,185    1.52% to 1.77%        0.00%        -35.16%      to     -35.00%
2001     35,150    8.32    to         8.94         306,236    1.52% to 1.77%        0.00%        -16.78%(7)   to     -10.61%(7)

Nations Small Company Portfolio (Class 2)
-----------------------------------------
2004    375,891   10.32    to        10.42       3,909,951    1.52% to 1.77%        0.00%          8.22%      to       8.49%
2003    357,716    9.53    to         9.61       3,430,944    1.52% to 1.77%        0.00%         32.60%(14)  to      32.93%(11)(17)
2002    299,049    7.19    to         7.23       1,653,094    1.52% to 1.77%        0.11%        -27.70%      to     -27.48%
2001     49,636    9.94    to         9.96         494,250    1.52% to 1.77%        0.00%         -0.57%(7)   to      -0.36%(7)

Nations Value Portfolio (Class 2)
---------------------------------
2004    586,677   10.41    to        10.51       6,158,558    1.52% to 1.77%        1.38%         11.19%      to      11.47%
2003    391,898    9.36    to         9.43       3,691,238    1.52% to 1.77%        1.52%         27.89%(14)  to      28.22%(11)(17)
2002    206,372    7.32    to         7.35       1,514,847    1.52% to 1.77%        0.94%        -22.12%      to     -21.93%
2001    130,332    9.40    to         9.42       1,226,606    1.52% to 1.77%        2.20%         -6.03%(7)   to      -5.79%(7)

Asset Allocation Fund (Class 2 Shares)
--------------------------------------
2004  8,000,915   13.18    to        13.26     106,035,631    1.52% to 1.77%        2.23%          6.44%      to       6.71%
2003  5,084,597   12.38    to        12.42      63,156,767    1.52% to 1.77%        3.43%         19.62%      to      19.92%
2002  1,086,490   10.35    to        10.36      11,255,126    1.52% to 1.77%        3.98%          3.53%(10)  to       3.59%(10)
2001          -                          -               -                -            -                                  -

Global Growth Fund (Class 2 Shares)
-----------------------------------
2004 11,930,319   16.14    to        16.31     194,389,514    1.52% to 1.97%        0.42%         11.28%      to      11.78%
2003  4,205,634   14.50    to        14.59      61,333,079    1.52% to 1.97%        0.28%         32.66%      to      33.25%(17)
2002    487,883   10.93    to        10.95       5,341,576    1.52% to 1.97%        0.00%          9.33%(10)  to       9.49%(10)
2001          -       -                  -               -                -            -              -                   -

Growth Fund (Class 2 Shares)
----------------------------
2004 24,939,252   16.09    to        16.25     404,936,125    1.52% to 1.97%        0.21%         10.31%      to      10.81%
2003 11,805,761   14.58    to        14.67     173,093,030    1.52% to 1.97%        0.21%         34.15%              34.76%(17)
2002  1,185,593   10.87    to        10.88      12,902,924    1.52% to 1.97%        0.06%          8.72%(10)  to       8.84%(10)
2001          -                          -               -                -            -              -                   -

Growth-Income Fund (Class 2 Shares)
-----------------------------------
2004 30,282,053   15.27    to        15.43     466,901,784    1.52% to 1.97%        1.05%          8.23%      to       8.71%
2003 14,522,142   14.11    to        14.20     206,073,341    1.52% to 1.97%        1.64%         29.86%      to      30.44%(17)
2002  1,992,661   10.87    to        10.88      21,685,563    1.52% to 1.97%        1.80%          8.65%(10)  to       8.84%(10)
2001          -       -                  -               -                -            -                                  -

Asset Allocation Series (Class 3 Shares)
----------------------------------------
2004  2,082,420   38.62    to        38.89      80,971,645    1.30% to 1.40%        4.45%          7.01%      to       7.12%
2003  2,317,436   36.09    to        36.31      84,126,831    1.30% to 1.40%        3.58%         21.27%      to      21.39%
2002  2,583,470   29.76    to        29.91      77,262,301    1.30% to 1.40%        3.62%        -12.95%      to     -12.86%
2001  2,858,473   34.18    to        34.33      98,104,020    1.30% to 1.40%        3.94%          0.30%      to       0.40%

Cash Management Series (Class 3 Shares)
---------------------------------------
2004    956,023   20.62    to        20.77      19,856,923    1.30% to 1.40%        1.18%         -0.59%      to      -0.49%
2003  1,135,175   20.75    to        20.87      23,692,911    1.30% to 1.40%        1.21%         -1.09%      to      -0.99%
2002  2,004,754   20.97    to        21.08      42,259,574    1.30% to 1.40%        2.96%         -0.48%      to      -0.37%
2001  2,234,191   21.08    to        21.16      47,271,208    1.30% to 1.40%        6.27%          1.86%      to       1.96%

Growth Series (Class 3 Shares)
------------------------------
2004  3,520,459  144.75    to       145.79     513,110,307    1.30% to 1.40%        0.57%          9.41%      to       9.52%
2003  4,207,150  132.29    to       133.11     559,902,919    1.30% to 1.40%        0.14%         34.39%      to      34.52%
2002  4,669,319   98.44    to        98.95     461,949,416    1.30% to 1.40%        0.17%        -24.66%      to     -24.59%
2001  5,576,219  130.67    to       131.21     731,554,638    1.30% to 1.40%        0.69%        -17.46%      to     -17.37%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)
   -----------------------

                          At December 31                                        For the Year Ended December 31
     -----------------------------------------------------   -----------------------------------------------------------
                      Unit Fair Value                        Expense Ratio    Investment            Total Return
                         Lowest to             Net Assets       Lowest         Income                Lowest to
Year   Units         Highest ($) (15)              ($)       to Highest (1)   Ratio (2)               Highest (3)
---------------  -------------------------     -----------   --------------   ----------    ----------------------------
Growth-Income Series (Class 3 Shares)
-------------------------------------
2004  4,788,401  110.95    to       111.75     534,964,148    1.30% to 1.40%        2.14%          8.31%      to    8.42%
2003  5,701,900  102.44    to       103.07     587,583,397    1.30% to 1.40%        1.68%         31.61%      to   31.74%
2002  6,379,611   77.84    to        78.24     499,046,074    1.30% to 1.40%        1.63%        -19.66%      to  -19.58%
2001  7,323,962   96.88    to        97.29     712,431,332    1.30% to 1.40%        2.51%          1.11%      to    1.22%

High-Yield Bond Series (Class 3 Shares)
---------------------------------------
2004    725,768   61.61    to        62.05      45,026,494    1.30% to 1.40%       13.26%          7.87%      to    7.98%
2003    913,033   57.12    to        57.47      52,459,226    1.30% to 1.40%        8.08%         22.07%      to   22.19%
2002  1,001,634   46.79    to        47.03      47,100,049    1.30% to 1.40%        9.72%         -1.88%      to   -1.78%
2001  1,133,584   47.68    to        47.88      54,272,351    1.30% to 1.40%       10.85%          7.96%      to    8.06%

International Series (Class 3 Shares)
-------------------------------------
2004  3,184,962   35.27    to        35.52     113,116,567    1.30% to 1.40%        2.40%         16.29%      to   16.41%
2003  3,732,955   30.33    to        30.52     113,895,501    1.30% to 1.40%        0.82%         29.37%      to   29.50%
2002  4,388,586   23.44    to        23.57     103,399,320    1.30% to 1.40%        1.35%        -14.15%      to  -14.07%
2001  5,330,055   27.31    to        27.42     146,144,690    1.30% to 1.40%        1.66%        -14.03%      to  -13.94%

U.S. Government/AAA-Rated Securities Series (Class 3 Shares)
------------------------------------------------------------
2004  1,391,833   30.72    to        30.94      43,050,579    1.30% to 1.40%       10.29%          1.85%      to    1.95%
2003  1,832,114   30.16    to        30.35      55,586,852    1.30% to 1.40%        4.97%          0.77%      to    0.87%
2002  2,459,385   29.93    to        30.08      73,975,247    1.30% to 1.40%        4.99%          7.22%      to    7.33%
2001  2,070,633   27.91    to        28.03      58,032,493    1.30% to 1.40%        6.04%          5.64%      to    5.75%

Growth and Income Portfolio (Class VC)
--------------------------------------
2004 13,083,519   11.50    to        11.71     153,058,883    1.52% to 1.97%        1.03%         10.47%      to   10.96%
2003  7,096,599   10.41    to        10.56      74,869,034    1.52% to 1.97%        0.99%         28.48%      to   29.05%
2002  2,431,856    8.10    to         8.18      19,890,469    1.52% to 1.97%        1.50%        -18.41%(8)   to    0.34%(9)
2001          -                          -               -                -            -                               -

Mid-Cap Value Portfolio (Class VC)
----------------------------------
2004  7,282,874   12.71    to        12.80      93,178,487    1.52% to 1.77%        0.39%         21.87%      to   22.18%
2003  3,755,083   10.43    to        10.47      39,325,869    1.52% to 1.77%        0.73%         22.58%      to   22.88%
2002  1,722,533    8.51    to         8.52      14,682,783    1.52% to 1.77%        0.85%        -14.91%(8)   to  -14.76%(8)
2001          -                          -               -                -            -                               -

(1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2003, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2003, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

(4) For the period from the effective date of July 9, 2001 to December 31, 2001.

(5) For the period from the effective date of October 15, 2001 to December 31, 2001.

(6) For the period from the effective date of November 5, 2001 to December 31, 2001.

(7)   For the period from the following effective dates to December 31, 2001:

Alliance Growth Portfolio (Highest)                    05/15/01
Capital Appreciation Portfolio (Highest)               05/30/01
Davis Venture Value Portfolio (Highest)                05/16/01
Global Bond Portfolio (Lowest)                         01/22/01
Global Equities Portfolio (Lowest)                     01/08/01
Government and Quality Bond Portfolio (Lowest)         01/22/01

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)
      -----------------------

(7) For the period from the following effective dates to December 31, 2001 (Continued):

Growth-Income Portfolio (Highest)                            01/08/01
International Growth and Income Portfolio (Highest)          01/08/01
MFS Massachusetts Investors Trust Portfolio (Highest)        05/16/01
MFS Mid-Cap Growth Portfolio (Highest)                       05/31/01
MFS Total Return Portfolio (Lowest)                          05/14/01
Nations Asset Allocation Portfolio                           06/15/01
Nations Capital Growth Portfolio                             03/16/01
Nations High Yield Bond Portfolio (Lowest)                   01/22/01
Nations International Value Portfolio (Lowest)               01/22/01
Nations Marsico 21st Century Portfolio                       02/20/01
Nations Marsico International Opportunities Portfolio        06/15/01
Nations MidCap Growth Portfolio                              06/07/01
Nations Small Company Portfolio                              06/01/01
Nations Value Portfolio                                      01/08/01

(8) For the period from the effective date of May 1, 2002 to December 31, 2002.

(9) For the period from the effective date of August 1, 2002 to December 31, 2002.

(10) For the period from the effective date of September 30, 2002 to December 31, 2002.

(11) For the period from the effective date of July 28, 2003 to December 31, 2003.

(12) For the period from the effective date of November 11, 2002 to December 31, 2002.

(13) For the period from the effective date of October 1, 2003 to December 31, 2003.

(14) For the period from the effective date of April 7, 2003 to December 31, 2003.

(15) In 2003, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2003, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(16) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(17) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

                           PART C -- OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a) Financial Statements

       The following financial statements are included in Part B of the Registration Statement:


        Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004.



        Financial statements of Variable Separate Account at December 31, 2004, and for each of the two years in the period ended December 31, 2004.


(b) Exhibits


(1)   Resolutions Establishing Separate Account                                   *
(2)   Custody Agreements                                                          Not Applicable
(3)   (a)   Form of Distribution Contract                                         **
      (b)   Form of Selling Agreement                                             **
(4)   (a)   Variable Annuity Contract                                             ***
      (b)   Endorsement                                                           ****
      (c)   Guaranteed Minimum Withdrawal Benefit Endorsement                     ++++
(5)   (a)   Application for Contract                                              **
      (b)   Participant Enrollment Form                                           **
(6)   Depositor -- Corporate Documents
      (a)   Certificate of Incorporation                                          +++
      (b)   By-Laws                                                               +
(7)   Reinsurance Contract                                                        Not Applicable
(8)   Form of Fund Participation Agreements
      (a)   Anchor Series Trust Form of Fund Participation Agreement              *
      (b)   SunAmerica Series Trust Form of Fund Participation Agreement          *
      (c)   WM Variable Trust Form of Fund Participation Agreement                **
(9)   Opinion and Consent of Counsel                                              **
(10)  Consent of Independent Registered Public Accounting Firm                    Filed Herewith
(11)  Financial Statements Omitted from Item 23                                   Not Applicable
(12)  Initial Capitalization Agreement                                            Not Applicable
(13)  Performance Computations                                                    Not Applicable
(14)  Diagram and Listing of All Persons Directly or Indirectly Controlled By
      or Under Common Control with AIG SunAmerica, the Depositor of Registrant    Filed Herewith
(15)  Power of Attorney
      (a)   September 2003                                                        ++++
      (b)   October 2003                                                          ++++


----------
* Incorporated by reference to Initial Form N-4, File Nos. 333-25473 and 811-03859, filed April 18, 1997, Accession No. 0000950148-97-000989.
** Incorporated by reference to Form N-4 Pre-Effective Amendment 1 and Amendment 1, File Nos. 333-58314 and 811-03859, filed July 2, 2001,
       Accession No. 0000912057-01-522334.
*** Incorporated by reference to Form N-4 Pre-Effective Amendment 1 and Amendment 1, File Nos. 333-08859 and 811-07727, filed March 11, 1997,
       Accession No. 0000912057-97-008516.
**** Incorporated by reference to Form N-4 Post-Effective Amendment 2 and Amendment 3, File Nos. 333-08859 and 811-07727, filed July 27, 1998,
       Accession No. 0001047469-98-028410.
+ Incorporated by reference to Form N-4 Post-Effective Amendment 1 and Amendment 2, File Nos. 333-66114 and 811-03859, filed April 29, 2002,
       Accession No. 0000950148-02-001109.
++ Incorporated by reference to Initial Form N-4, File Nos. 333-58314 and 811-03859, filed April 5, 2001, Accession No. 0000912057-01-507105.
+++ Incorporated by reference to Form N-4 Post-Effective Amendment 4 and Amendment 5, File Nos. 333-58314 and 811-03859, filed April 16, 2003,
       Accession No. 0000950148-03-00895.
++++ Incorporated by reference to Form N-4, Post-Effective Amendment 5 and 6, File Nos. 333-58314 and 811-03859, filed on April 21, 2004, Accession No. 0000950148-04-000770.
+++++ Incorporated by reference to Form N-4, Post-Effective Amendment 6 and 7, File Nos. 333-58314 and 811-03859, filed on May 19, 2004, Accession No. 0000950148-04-000942.

Item 25. Directors and Officers of the Depositor

The officers and directors of AIG SunAmerica Life Assurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
----------------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Christine A. Nixon           Senior Vice President and Secretary
Stewart R. Polakov*          Senior Vice President and Controller
Michael J. Akers**           Senior Vice President
Mallary L. Reznik            Vice President
Edward T. Texeria*           Vice President
Stephen Stone*               Vice President
Virginia N. Puzon            Assistant Secretary

----------
*    21650 Oxnard Street, Woodland Hills, CA 91367
**   2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


An organization chart can be found in the Company's Form 10-K, SEC file number 811-21039, accession number 0000950148-05-000049, filed April 18, 2005. An organization chart for AIG can also be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-00330, filed March 15, 2004. That organization chart is current as of December 2003. As of the date of this filing, AIG has not yet filed its 2004 Form 10-K.


Item 27. Number of Contract Owners


As of March 15, 2005, the number of WM Diversified Strategies contracts funded by Variable Separate Account was 5,331 of which 2,231 were qualified contracts and 3,100 were non-qualified contracts.


Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.



Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless WM Funds Distributor, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or (2) Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.


Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a) WM Funds Distributor, Inc., 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, acts as distributor for the following investment companies:

        AIG SunAmerica Life Assurance Company - Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Separate Account American General Life Insurance Company - Separate Account D
        WM Trust I
        WM Trust II
        WM Strategic Asset Management Portfolios, LLC
        WM Variable Trust

(b) The principal business address for the directors and officers below is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, unless otherwise noted:


        Officer/Directors                   Position
        ------------------------------------------------------------------------
        Michael L. Amato          Director
        Mike E. Brandeberry       Director
        Melissa R. Martinez       Director
        William G. Papesh         Director, President
        Scott Pelkola             Director
        Gary J. Pokrzywinski      Director
        Debra C. Ramsey           Director, Senior Vice President
        Scott McIntyre            Senior Vice President
        Jeffrey Place             Senior Vice President
        Diane P. Novak            Senior Vice President
        Debra C. Ramsey           Senior Vice President
        Alex Ghazanfari           Chief Compliance Officer, First Vice President
        David M. Williams         Chief Financial Officer, Treasurer, First Vice
                                  President
        Sharon L.  Howells        Corporate Secretary, First Vice President
        Russell J. Adams          First Vice President
        John T. West              First Vice President
        Barbara A. Burgat         Vice President

(c) Not Applicable.

Item 30. Location of Accounts and Records


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.





Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 8 and 9; File Nos. 333-58314 and 811-03859, to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 28th day of April, 2005.



                                     VARIABLE SEPARATE ACCOUNT


                                     (Registrant)

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                     (Depositor)

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                     TITLE                            DATE
---------                                     -----                            ----
JAY S. WINTROB*                      Chief Executive Officer,             April 28, 2005
---------------------------------           & Director
Jay S. Wintrob                    (Principal Executive Officer)

JAMES R. BELARDI*                            Director                     April 28, 2005
---------------------------------
James R. Belardi

MARC H. GAMSIN*                              Director                     April 28, 2005
---------------------------------
Marc H. Gamsin

N. SCOTT GILLIS*                      Senior Vice President,              April 28, 2005
---------------------------------    Chief Financial Officer &
N. Scott Gillis                              Director
                                  (Principal Financial Officer)


JANA W. GREER*                               Director                     April 28, 2005
---------------------------------
Jana W. Greer

STEWART R. POLAKOV*                   Senior Vice President               April 28, 2005
---------------------------------          & Controller
Stewart R. Polakov                (Principal Accounting Officer)

* By: /s/ MALLARY L. REZNIK                                               April 28, 2005
     ----------------------------
       Mallary L. Reznik
       Attorney-In-Fact

                                  EXHIBIT INDEX



EXHIBIT NO.     DESCRIPTION
----------      -----------
(10)            Consent of Independent Registered Public Accounting Firm

(14)            Diagram and Listing of All Persons Directly or Indirectly
                Controlled by or Under Common Owner Control with AIG SunAmerica
                Life Assurance Company, the Depositor of Registrant